UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	March 31, 2007

Date of reporting period:	September 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Municipal Bond Funds

Semiannual Report – September 30, 2006

■  Columbia Short Term Municipal Bond Fund

■  Columbia California Intermediate Municipal Bond Fund

■  Columbia Georgia Intermediate Municipal Bond Fund

■  Columbia Maryland Intermediate Municipal Bond Fund

■  Columbia North Carolina Intermediate Municipal Bond Fund

■  Columbia South Carolina Intermediate Municipal Bond Fund

■  Columbia Virginia Intermediate Municipal Bond Fund

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

President's Message

September 30, 2006

Columbia Short Term Municipal Bond Fund	1

Columbia California Intermediate Municipal Bond Fund	4

Columbia Georgia Intermediate Municipal Bond Fund	7

Columbia Maryland Intermediate Municipal Bond Fund	10

Columbia North Carolina Intermediate Municipal Bond Fund	13

Columbia South Carolina Intermediate Municipal Bond Fund	16

Columbia Virginia Intermediate Municipal Bond Fund	19

Investment Portfolios	22

Financial Statements	58

Columbia Funds	107

Important Information About This Report	109

The views expressed in the President's Message and Fund Profile reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Dear Shareholder,

Over the past few years, you've heard a lot about change here at Columbia Funds as we've streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient—and to ensure that you find the range of financial choices and services that you expect from one of the nation's leading financial companies.

As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven't done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you'll require for your future. We continue to look for new ways to help meet the unique needs of all our investors—especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us—now and in the years to come.

Keep in mind that investing is often a long-term undertaking. While it's important to review the performance and market environment of the most recent period, it's essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Performance Information – Columbia Short Term Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 10/01/96 – 09/30/06 ($)

Sales charge	without	with
Class A	13,989	13,850
Class B	13,230	n/a
Class C	13,162	13,162
Class Z	14,319	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Short Term Municpal Bond Fund during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B	C		Z
Inception	11/02/93		10/12/93	05/19/94		10/07/93
Sales charge	without	with	without	without	with	without
6-month (cumulative)	1.82	0.83	1.44	1.44	0.44	1.95
1-year	2.63	1.63	1.86	1.86	0.86	2.88
5-year	2.25	2.05	1.49	1.48	1.48	2.51
10-year	3.41	3.31	2.84	2.79	2.79	3.66

The "with sales charge" returns include the maximum initial sales charge of 1.00% for Class A shares, and the maximum contingent deferred sales charge of 1.00% for Class C shares in the first year after purchase. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Class Z shares are sold at net asset value with no 12b-1 fees. Class B shares are sold at net asset value. Class Z shares have limited eligibility and the investment minimum requirement may vary. Class B shares of this fund are only available to existing shareholders for investment. Please see the fund's prospectus for details.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share

as of 09/30/06 ($)

Class A	10.18
Class B	10.18
Class C	10.18
Class Z	10.18

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.14
Class B	0.11
Class C	0.11
Class Z	0.16

Understanding Your Expenses – Columbia Short Term Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,018.20	1,021.81	3.29	3.29	0.65
Class B	1,000.00	1,000.00	1,014.39	1,018.05	7.07	7.08	1.40
Class C	1,000.00	1,000.00	1,014.39	1,018.05	7.07	7.08	1.40
Class Z	1,000.00	1,000.00	1,019.50	1,023.06	2.03	2.03	0.40

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Short Term Municipal Bond Fund

Summary

■  For the six-month period ended September 30, 2006, the fund's Class A shares returned 1.82% without sales charge. The Merrill Lynch 1-3 Year U.S. Municipal Index returned 2.07% for the six-month period.1 The average return of the fund's peer group, the Lipper Short Municipal Debt Funds Classification average, was 1.81%.2 Management and operating expenses generally accounted for the difference between the fund and the index. Funds incur these expenses, but indices do not.

■  Municipal bonds rallied as investors anticipated an end to the Federal Reserve's (the Fed's) interest-rate hikes. Growing tax receipts also reduced the need for new issuance, aiding returns as demand for tax-free income remained strong. The fund gained by extending its duration, a measure of a bond's sensitivity to interest rate changes. The fund was less sensitive to interest rate changes than the Merrill Lynch 1-3 Year U.S. Municipal Index early in the period, but benefited from being neutral or slightly more sensitive later on as bond prices appreciated and yields fell.

■  To help increase income and reduce net asset value volatility across all market cycles, we raised the fund's average coupon. We trimmed bonds with maturities of one-year or less and zero coupon bonds (which are sold at a deep discount and pay no current income), while shifting into bonds with two-year maturities. At the same time, we increased credit quality by selling lower-rated securities, which offered little yield advantage over higher-rated issues. In an effort to make the fund more nimble, we also significantly reduced the total number of securities in the portfolio.

■  Going forward, we expect the municipal market to benefit from more muted issuance, as well as a possible decrease in short-term interest rates. By bidding the price up on two-year municipals, investors have already signaled that they expect the Fed's next move to be to lower short-term interest rates. We believe the fund's neutral duration, higher credit quality and improved coupon structure can stand it in good stead, regardless of what happens with interest rates.

Portfolio Management

Kelly Mainelli has managed Columbia Short-Term Municipal Bond Fund since February 2006. He is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

1The Merrill Lynch 1-3 Year U.S. Municipal Index tracks the performance of investment-grade U.S. tax-exempt bonds with remaining terms to final maturities of at least one year and less than three years. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+1.82%

Class A shares (without sales charge)

+2.07%

Merrill Lynch 1-3 Year U.S. Municipal Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Performance Information – Columbia California Intermediate Municipal Bond Fund

Net asset value per share

as of 09/30/06 ($)

Class A	9.66
Class B	9.65
Class C	9.66
Class Z	9.64

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.16
Class B	0.13
Class C	0.13
Class Z	0.17

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment Inception – 09/30/06 ($)

Sales charge	without	with
Class A	11,190	10,826
Class B	10,952	10,952
Class C	10,850	10,850
Class Z	11,457	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia California Intermediate Municipal Bond Fund during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		Z
Inception	09/09/02		08/29/02		09/11/02		08/19/02
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	3.55	0.17	3.16	0.16	3.16	2.16	3.68
1-year	4.11	0.76	3.23	0.23	3.23	2.23	4.26
Life	2.80	1.97	2.25	2.25	2.03	2.03	3.35

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares, the applicable contingent deferred sales charge (3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding Your Expenses – Columbia California Intermediate Municipal Bond Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,035.50	1,021.31	3.83	3.80	0.75
Class B	1,000.00	1,000.00	1,031.59	1,017.55	7.64	7.59	1.50
Class C	1,000.00	1,000.00	1,031.59	1,017.55	7.64	7.59	1.50
Class Z	1,000.00	1,000.00	1,036.80	1,022.56	2.55	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia California Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+3.55%

Class A shares (without sales charge)

+3.08%

Lehman Brothers Quality Intermediate Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary

■  For the six-month period ended September 30, 2006, the fund's Class A shares returned 3.55% without sales charge. The fund's benchmark, the Lehman Brothers Quality Intermediate Municipal Bond Index, returned 3.08% for the period.1 The average return for the fund's peer group, the Lipper California Intermediate Municipal Debt Funds Classification average, was 2.93%.2 The fund did better than the index and peer group average because restructuring efforts improved its call structure, increased weighted average—maturity and added yield.

■  The addition of higher yield, non-callable and zero-coupon municipal bonds helped boost the fund's performance. High-yield issues did well as investors generally remained confident about the strength of the economy. Non-callable bonds, which cannot be redeemed before their scheduled maturity, allowed us to lock in yields before they fell. Zero-coupon bonds, which sell at a steep discount to face value and make no interest payments, rose in value as their built-in return became more valuable as interest rates declined. A significant exposure to 7- to 10-year bonds, which produced stronger returns than either shorter- or longer-maturity issues, also aided returns.

■  Although California saw a credit ratings upgrade in 2006, its economy is slowing and is vulnerable to rising delinquencies on mortgages and home equity loans. In addition, spending pressures related to population growth, education, health care and infrastructure persist, explaining the state's above average and rapidly growing debt burden. While revenue growth has been strong and legislators are anticipating a surplus this fiscal year, the state's longer-term forecasts project operating shortfalls that could affect the future costs of borrowing. Nevertheless, the state's credit rating was upgraded earlier this year and its outlook remains stable.

■  Against this backdrop, we believe that the fund's current positioning is appropriate, especially if the Federal Reserve Board Open Market Committee (the Fed) lowers interest rates next year. In anticipation of lower rates, the fund ended the period with an overweight in 15- to 20-year bonds compared to its benchmark and Lipper peer group.

Portfolio Management

Wendy Norman has managed Columbia California Intermediate Municipal Bond Fund since March 2001. Ms. Norman is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

1The Lehman Brothers Quality Intermediate Municipal Bond Index is an index of tax-free bonds with a minimum quality rating of A3 from Moody's Investor Service, Inc. and having a maturity range between 2 and 11 years. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance Information – Columbia Georgia Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 10/01/96 – 09/30/06 ($)

Sales charge	without	with
Class A	15,284	14,783
Class B	14,281	14,281
Class C	14,264	14,264
Class Z	15,651	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Georgia Intermediate Municipal Bond Fund during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		Z
Inception	05/04/92		06/07/93		06/17/92		03/01/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	2.83	–0.49	2.35	–0.65	2.44	1.44	2.96
1-year	3.14	–0.23	2.27	–0.70	2.37	1.38	3.39
5-year	3.42	2.73	2.65	2.65	2.64	2.64	3.67
10-year	4.33	3.99	3.63	3.63	3.62	3.62	4.58

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares, the applicable contingent deferred sales charge (3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share

as of 09/30/06 ($)

Class A	10.60
Class B	10.60
Class C	10.60
Class Z	10.60

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.20
Class B	0.16
Class C	0.16
Class Z	0.22

Understanding Your Expenses – Columbia Georgia Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,028.28	1,021.31	3.81	3.80	0.75
Class B	1,000.00	1,000.00	1,023.51	1,017.55	7.61	7.59	1.50
Class C	1,000.00	1,000.00	1,024.42	1,017.55	7.61	7.59	1.50
Class Z	1,000.00	1,000.00	1,029.58	1,022.56	2.54	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Georgia Intermediate Municipal Bond Fund

Summary

■  For the six-month period ended September 30, 2006, the fund's Class A shares returned 2.83% without sales charge. The fund's benchmark, the Lehman Brothers Quality Intermediate Municipal Bond Index, returned 3.08% for the period.1 The average return for the fund's peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification average, was 2.81%.2 The fund had more exposure than the index to short-term bonds, which lagged longer-maturity issues. The fund had more exposure than its peer group to non-callable and higher-yielding bonds, which enhanced its return.

■  Non-callable bonds, which cannot be redeemed before their scheduled maturity, did well over the period. Performance benefited as we locked-in yields by increasing the fund's stake in these issues. BBB-rated bonds further aided returns. The fund also gained ground because of its large stake in bonds with 5% to 6% coupons (stated interest rates). These bonds were the best performing coupons over the period, with a 3.69% total return versus 2.65% for bonds with 4.0% to 4.5% coupons. Throughout the period, we continued to sell short-term callable bonds in favor of non-callable issues, which we believe will perform better if interest rates decline.

■  At the state level, economic strength plus positive demographic trends—including population inflows, new business growth, low average unemployment and a healthy housing market—bode well for continued revenue growth. We expect Georgia's municipal market to continue to benefit from the state's strong credit rating and modest debt burden.

■  Against this backdrop, we believe that the fund's current positioning is appropriate, especially if the Federal Reserve Board Open Market Committee lowers interest rates next year. We plan to continue to reduce the fund's shorter-maturity holdings, while adding yield and interest-rate sensitivity through the purchase of longer-term non-callable securities.

Portfolio Management

Wendy Norman has managed Columbia Georgia Intermediate Municipal Bond Fund since January 2006. Ms. Norman is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

1The Lehman Brothers Quality Intermediate Municipal Bond Index is an index of tax-free bonds with a minimum quality rating of A3 from Moody's Investor Service, Inc. and having a maturity range between 2 and 11 years. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+2.83%

Class A shares (without sales charge)

+3.08%

Lehman Brothers Quality Intermediate Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Performance Information – Columbia Maryland Intermediate Municipal Bond Fund

Net asset value per share

as of 09/30/06 ($)

Class A	10.68
Class B	10.68
Class C	10.68
Class Z	10.68

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.20
Class B	0.16
Class C	0.16
Class Z	0.22

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 10/01/96 – 09/30/06 ($)

Sales charge	without	with
Class A	14,936	14,453
Class B	13,955	13,955
Class C	13,939	13,939
Class Z	15,291	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Maryland Intermediate Municipal Bond Fund during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		Z
Inception	09/01/90		06/08/93		06/17/92		09/01/90
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	3.01	–0.38	2.63	–0.37	2.62	1.62	3.14
1-year	2.92	–0.41	2.15	–0.82	2.15	1.16	3.17
5-year	3.10	2.42	2.33	2.33	2.33	2.33	3.35
10-year	4.09	3.75	3.39	3.39	3.38	3.38	4.34

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares, the applicable contingent deferred sales charge (3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding Your Expenses – Columbia Maryland Intermediate Municipal Bond Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,030.08	1,021.31	3.82	3.80	0.75
Class B	1,000.00	1,000.00	1,026.32	1,017.55	7.62	7.59	1.50
Class C	1,000.00	1,000.00	1,026.22	1,017.55	7.62	7.59	1.50
Class Z	1,000.00	1,000.00	1,031.39	1,022.56	2.55	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Maryland Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+3.01%

Class A shares (without sales charge)

+3.08%

Lehman Brothers Quality Intermediate Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary

■  For the six-month period ended September 30, 2006, the fund's Class A shares returned 3.01% without sales charge. The fund's benchmark, the Lehman Brothers Quality Intermediate Municipal Bond Index, returned 3.08% for the period.1 The average return for the fund's peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification average, was 2.81%.2 A decision to lengthen the fund's duration—a measure of interest rate sensitivity—aided performance. However, gains were tempered by poor performance from short-term bonds, which had a heavier representation in the fund than in the index.

■  Our decision to lengthen duration, worked well. To extend duration, we bought non-callable bonds as well as callable issues with current coupons (or stated interest rates), while reducing short-term callable issues. Non-callable bonds lock in yields because they cannot be redeemed before their maturity date. Callable bonds offer a slightly higher yield than comparable maturity non-callable securities because the issuer can "call", or redeem, them before their scheduled maturity. Typically, bonds with longer durations experience greater price gains as interest rates fall (and bigger price declines as rates rise). We also added yield through the purchase of a Puerto Rico general obligation bond and a hospital issue.

■  We believe Maryland's history of financial management, increasingly diverse industry base and large federal government presence bode well for its economic health, even though its debt burden is above the national average and its population growth has slowed. Maryland's debt typically has a quick amortization schedule, which may help in replenishing its capacity for new issuance.

■  Against this backdrop, we believe that the fund's current positioning is appropriate, especially if the Federal Reserve Board Open Market Committee lowers interest rates next year. We plan to continue to reduce the fund's shorter-maturity holdings, while adding yield and interest-rate sensitivity through the purchase of non-callable securities.

Portfolio Management

Wendy Norman has managed Columbia Maryland Intermediate Municipal Bond Fund since January 2006. Ms. Norman is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

1The Lehman Brothers Quality Intermediate Municipal Bond Index is an index of tax-free bonds with a minimum quality rating of A3 from Moody's Investor Service, Inc. and having a maturity range between 2 and 11 years. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance Information – Columbia North Carolina Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 10/01/96 – 09/30/06 ($)

Sales charge	without	with
Class A	15,379	14,878
Class B	14,372	14,372
Class C	14,349	14,349
Class Z	15,745	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia North Carolina Intermediate Municipal Bond Fund during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		Z
Inception	12/14/92		06/07/93		12/16/92		12/11/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	2.79	–0.55	2.51	–0.49	2.41	1.41	3.02
1-year	3.14	–0.26	2.37	–0.60	2.37	1.38	3.49
5-year	3.65	2.96	2.88	2.88	2.87	2.87	3.91
10-year	4.40	4.05	3.69	3.69	3.68	3.68	4.64

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares, the applicable contingent deferred sales charge (3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share

as of 09/30/06 ($)

Class A	10.46
Class B	10.46
Class C	10.46
Class Z	10.46

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.23
Class B	0.19
Class C	0.19
Class Z	0.24

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia North Carolina Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

04/01/06 - 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,027.88	1,021.31	3.81	3.80	0.75
Class B	1,000.00	1,000.00	1,025.12	1,017.55	7.62	7.59	1.50
Class C	1,000.00	1,000.00	1,024.12	1,017.55	7.61	7.59	1.50
Class Z	1,000.00	1,000.00	1,030.18	1,022.56	2.54	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia North Carolina Intermediate Municipal Bond Fund

Summary

■  For the six-month period ended September 30, 2006, the fund's Class A shares returned 2.79% without sales charge. The fund's benchmark, the Lehman Brothers Quality Intermediate Municipal Bond Index, returned 3.08% for the period.1 The average return for the fund's peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification average, was 2.81%.2 An overweight in bonds with one- to five-year maturities hampered the fund's performance.

■  We added both callable securities and non-callable securities with 10- to 15-year maturities to the portfolio, while reducing the fund's exposure to callable issues with one- to five-year maturities—a strategy that worked well for the fund. Callable bonds offer slightly higher yields than non-callable bonds, to compensate for the added risk of a "call" feature, which allows issuers to redeem the bonds before their scheduled maturity. The purchase of non-callable issues allowed us to lock in yields in anticipation of declining interest rates. An overweight relative to the Lipper peer group in BBB-rated bonds, which offer a yield advantage over higher-rated bonds, also contributed positively to performance.

■  We believe that North Carolina is in good fiscal shape, which bodes well for the local municipal market. Although North Carolina's debt has increased significantly in recent years, it remains at manageable levels. We believe the state's diversified economy will continue to aid revenues and help in maintaining a structurally balanced budget.

■  Against this backdrop, we believe that the fund's current positioning is appropriate, especially if the Federal Reserve Board Open Market Committee lowers interest rates next year. In this environment we plan to continue to reduce the fund's shorter-maturity holdings, while adding yield and interest-rate sensitivity through the purchase of longer-term non-callable securities.

Portfolio Management

Wendy Norman has managed Columbia North Carolina Intermediate Municipal Bond Fund since January 2006. Ms. Norman is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

1The Lehman Brothers Quality Intermediate Municipal Bond Index is an index of tax-free bonds with a minimum quality rating of A3 from Moody's Investor Service, Inc. and having a maturity range between 2 and 11 years. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+2.79%

Class A shares (without sales charge)

+3.08%

Lehman Brothers Quality Intermediate Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Performance Information – Columbia South Carolina Intermediate Municipal Bond Fund

Net asset value per share

as of 09/30/06 ($)

Class A	10.35
Class B	10.35
Class C	10.36
Class Z	10.35

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.21
Class B	0.17
Class C	0.17
Class Z	0.22

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 10/01/96 – 09/30/06 ($)

Sales charge	without	with
Class A	15,535	15,035
Class B	14,514	14,514
Class C	14,510	14,510
Class Z	15,901	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia South Carolina Intermediate Municipal Bond Fund during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		Z
Inception	05/05/92		06/08/93		06/17/92		01/06/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	3.04	–0.27	2.65	–0.35	2.65	1.65	3.17
1-year	3.23	–0.11	2.36	–0.60	2.46	1.47	3.38
5-year	3.85	3.16	3.07	3.07	3.07	3.07	4.11
10-year	4.50	4.16	3.80	3.80	3.79	3.79	4.75

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares, the applicable contingent deferred sales charge (3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding Your Expenses – Columbia South Carolina Intermediate Municipal Bond Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,030.38	1,021.31	3.82	3.80	0.75
Class B	1,000.00	1,000.00	1,026.52	1,017.55	7.62	7.59	1.50
Class C	1,000.00	1,000.00	1,026.52	1,017.55	7.62	7.59	1.50
Class Z	1,000.00	1,000.00	1,031.69	1,022.56	2.55	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia South Carolina Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+3.04%

Class A shares (without sales charge)

+3.08%

Lehman Brothers Quality Intermediate Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary

■  For the six-month period ended September 30, 2006, the fund's Class A shares returned 3.04% without sales charge. The fund's benchmark, the Lehman Brothers Quality Intermediate Municipal Bond Index, returned 3.08% for the period.1 The average return for the fund's peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification average, was 2.81%.2 We raised the fund's exposure to longer-term bonds, which helped performance. However, these gains were partially offset by poor performance from bonds with one- to three-year maturities, which had a heavier weight in the fund than in the index.

■  During the period, we added longer-maturity bonds to the portfolio, which was helpful to performance because 10-year issues were among the period's best performers. However, we bought non-callable securities as well as callable bonds with current coupons (or stated interest rates). Callable bonds offer slightly higher coupons than comparable non-callables because they can be redeemed, or "called", by the issuer before their scheduled due date. By comparison, non-callable bonds lock in yields until maturity. Recent purchases included high quality transportation bonds, as well as a lease appropriation issue, which offered added yield.

■  Going forward, we expect South Carolina to maintain its strong debt profile. Although unemployment has risen above the national average, the state ended fiscal year 2006 with an operating surplus, fueled by revenues from rising sales and use taxes, as well as an increase in individual and corporate income taxes. The state is also well positioned by having structured its debt conservatively, while keeping it in line with or below national averages.

■  Against this backdrop, we believe that the fund's current positioning is appropriate, especially if the Federal Reserve Board Open Market Committee lowers interest rates next year. We plan to continue to reduce the fund's shorter-maturity holdings, while adding yield and interest-rate sensitivity through the purchase of non-callable securities.

Portfolio Management

Wendy Norman has managed Columbia South Carolina Intermediate Municipal Bond Fund since January 2006. Ms. Norman is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

1The Lehman Brothers Quality Intermediate Municipal Bond Index is an index of tax-free bonds with a minimum quality rating of A3 from Moody's Investor Service, Inc. and having a maturity range between 2 and 11 years. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance Information – Columbia Virginia Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 10/01/96 – 09/30/06 ($)

Sales charge	without	with
Class A	15,397	14,893
Class B	14,384	14,384
Class C	14,368	14,368
Class Z	15,761	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Virginia Intermediate Municipal Bond Fund during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		Z
Inception	12/05/89		06/07/93		06/17/92		09/20/89
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	3.21	–0.16	2.82	–0.18	2.82	1.82	3.34
1-year	3.24	–0.16	2.47	–0.51	2.47	1.48	3.49
5-year	3.64	2.95	2.86	2.86	2.86	2.86	3.90
10-year	4.41	4.06	3.70	3.70	3.69	3.69	4.65

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares, the applicable contingent deferred sales charge (3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share

as of 09/30/06 ($)

Class A	10.79
Class B	10.79
Class C	10.79
Class Z	10.79

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.22
Class B	0.18
Class C	0.18
Class Z	0.23

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia Virginia Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,032.09	1,021.31	3.82	3.80	0.75
Class B	1,000.00	1,000.00	1,028.18	1,017.55	7.63	7.59	1.50
Class C	1,000.00	1,000.00	1,028.18	1,017.55	7.63	7.59	1.50
Class Z	1,000.00	1,000.00	1,033.39	1,022.56	2.55	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Virginia Intermediate Municipal Bond Fund

Summary

■  For the six-month period ended September 30, 2006, the fund's Class A shares returned 3.21% without sales charge. The fund's benchmark, the Lehman Brothers Quality Intermediate Municipal Bond Index, returned 3.08% for the period.1 The average return for the fund's peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification average, was 2.81%.2 The fund did better than the index and peer group average, because restructuring efforts improved its call structure, increased weighted average—maturity and added yield.

■  The fund gained ground as we increased its exposure to non-callable bonds, while lowering its stake in short-term callable issues. Non-callable bonds, which cannot be redeemed before their due date, did well as investors anticipated a decline in interest rates. By contrast, callable bonds, which have a slightly higher coupon (or stated interest rate) than comparable maturity non-callable bonds, can be redeemed, or "called", by the issuer before their scheduled maturity. Improving the call structure helped boost duration, which is a measure of a bond's sensitivity to interest rate changes. Typically, we lengthen duration when we expect interest rates to decline. If we are right, as we were during this period, our move aids performance. (If we are wrong, it detracts from performance.) The fund also benefited from the purchase of two new issues—a university and a housing offering—that came to market with a yield advantage over high-grade securities.

■  We believe that Virginia's general obligation debt has the potential to maintain its high credit rating. While economic growth has slowed in recent months, it remains strong relative to national averages with employment growth and revenue collections exceeding forecasts for fiscal year 2006. The Commonwealth's debt burden also remains manageable when compared to national medians.

■  Against this backdrop, we believe that the fund's current positioning is appropriate, especially if the Federal Reserve Board Open Market Committee lowers interest rates next year. In anticipation of lower rates, the fund ended the period with an overweight in 15- to 20-year bonds, compared to its Lipper peer group, and with increased exposure to non-callable securities.

Portfolio Management

Wendy Norman has managed Columbia Virginia Intermediate Municipal Bond Fund since January 2006. Ms. Norman is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

1The Lehman Brothers Quality Intermediate Municipal Bond Index is an index of tax-free bonds with a minimum quality rating of A3 from Moody's Investor Service, Inc. and having a maturity range between 2 and 11 years. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+3.21%

Class A shares (without sales charge)

+3.08%

Lehman Brothers Quality Intermediate Municipal Bond Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Investment Portfolio – Columbia Short Term Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds – 97.1%

	Par ($)	Value ($)
Education – 10.4%
Education – 9.3%
AL Homewood Board of Education
Series 2006,
3.600% 09/01/07	2,500,000	2,494,319
FL Board of Education
Series 2003 I,
5.000% 06/01/10	9,420,000	9,889,870
FL Palm Beach County School Board
Series 2002 E,
Insured: AMBAC
5.250% 08/01/12	7,625,000	8,205,477
FL University Athletic Association, Inc.
Series 2006,
3.800% 10/01/31 (a)	3,510,000	3,517,933
MI Municipal Bond Authority
Series 2002,
5.250% 06/01/09	7,500,000	7,786,006
PA Higher Educational Facilities Authority
Drexel University,
Series 2003,
5.000% 05/01/08	1,030,000	1,052,155
TX Tech University
Series 2002-7th,
Insured: MBIA
5.250% 08/15/09	1,100,000	1,150,996
TX University of Texas Permanent University Fund
Series 2002 A,
5.000% 07/01/08	3,500,000	3,585,435
Series 2006,
5.000% 07/01/09	5,795,000	6,016,485
Education Total		43,698,676
Prep School – 1.1%
TX Red River Parish Day School
Series 2001 A,
LOC: Allied Irish Bank PLC
3.100% 12/01/31	5,000,000	4,949,250
Prep School Total		4,949,250
Education Total		48,647,926

	Par ($)	Value ($)
Health Care – 3.7%
Hospitals – 3.4%
AZ University Medical Center Corp.
Series 2004,
5.000% 07/01/07	300,000	302,439
FL Escambia County Health Facilities Authority
Ascension Health,
Series 2003 A,
5.000% 11/15/07	1,700,000	1,726,571
FL Jacksonville Health Facilities Authority
Daughters of Charity Health Services,
Series 1997 A,
Insured: MBIA
5.250% 08/15/08	3,720,000	3,789,549
GA Gainesville & Hall County Hospital Authority
Northeast Georgia Health System, Inc.,
Series 2001,
4.000% 05/15/07	950,000	951,663
NC Medical Care Commission
Forsyth Memorial Hospital, Inc.,
Series 2003,
5.000% 11/01/07	1,825,000	1,852,174
Mission-St. Joseph's Health System,
Series 2001,
5.000% 10/01/08	1,675,000	1,719,974
NM Hospital Equipment Loan Council
Presbyterian Healthcare Services,
Series 2001 A,
4.600% 08/01/08	2,900,000	2,938,483
SC Florence County
McLeod Regional Medical Center:
Series 1998 A,
Insured: MBIA
5.500% 11/01/07	1,330,000	1,358,129
Series 2004 A,
Insured: FSA
5.000% 11/01/09	1,155,000	1,202,182
Hospitals Total		15,841,164

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Nursing Homes – 0.3%
CO Health Facilities Authority
Evangelical Lutheran Foundation,
Series 2004 B,
3.750% 06/01/34	1,500,000	1,482,375
Nursing Homes Total		1,482,375
Health Care Total		17,323,539
Housing – 4.7%
Assisted Living/Senior – 0.9%
TN Memphis Health Educational & Housing Facility Board
Uptown Senior Housing Development,
Series 2006, AMT,
GTY AGMT: Transamerica Life Insurance
4.330% 05/03/10 (b)	4,000,000	4,000,000
Assisted Living/Senior Total		4,000,000
Multi-Family – 1.9%
GA Clayton County Housing Authority
GCC Ventures LLC,
Series 2001,
Guarantor: FNMA
4.350% 12/01/31	3,250,000	3,314,707
KS Development Finance Authority
Series 2004 F,
Insured: AMBAC
5.250% 10/01/11	2,250,000	2,421,855
MO Housing Development Commission
Series 2006,
Insured: FHA
5.000% 08/01/07	3,295,000	3,324,919
Multi-Family Total		9,061,481
Single-Family – 1.9%
MA Housing Finance Agency
Series 2003 O, AMT,
2.200% 12/01/06	3,000,000	2,988,210
NY Mortgage Agency
Series 2006 136,
3.980% 10/01/17	3,000,000	3,000,000

	Par ($)	Value ($)
VT Housing Finance Agency
Series 2006 B, AMT,
GTY AGMT: Trinity Plus Funding Co.
3.800% 11/01/07	3,000,000	3,000,000
Single-Family Total		8,988,210
Housing Total		22,049,691
Industrials – 6.3%
Chemicals – 0.5%
TX Red River Authority
Hoechst Celanese Corp.,
Series 1994,
5.200% 05/01/07	2,440,000	2,441,000
Chemicals Total		2,441,000
Oil & Gas Services – 3.2%
LA Calcasieu Parish Industrial Development Board
Occidental Petroleum Corp.,
Series 2001,
4.800% 12/01/06	5,000,000	5,005,250
WY Sublette County Pollution Control Revenue
Exxon Mobile Corp.,
Series 1984,
3.750% 11/01/14	10,000,000	10,000,000
Oil & Gas Services Total		15,005,250
Oil, Gas & Consumable Fuels – 2.6%
TX Gulf Coast Waste Disposal Authority
Occidental Chemical Corp.,
Series 2001,
4.200% 11/01/06	4,000,000	4,000,360
WY Uinta County
Series 1998,
2.250% 07/01/26	8,350,000	8,228,341
Oil, Gas & Consumable Fuels Total		12,228,701
Industrials Total		29,674,951
Other – 8.3%
Pool/Bond Bank – 1.4%
IN Indianapolis Local Public Improvement Bond Bank
Series 2006,
6.000% 09/06/07	4,500,000	4,585,254

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
MI Municipal Bond Authority
Series 2001,
5.000% 10/01/08	1,900,000	1,954,359
Pool/Bond Bank Total		6,539,613
Refunded/Escrowed(c) – 5.6%
FL JEA
Series 2002 B,
Escrowed to Maturity,
Insured: FSA
5.250% 10/01/07	1,975,000	2,008,654
NY Convention Center Operating Corp.
Yale Building Project,
Series 2003,
Escrowed to Maturity,
(d) 06/01/08	15,000,000	14,128,950
OK Development Finance Authority
Hillcrest Health Medical Center,
Series 1999,
Pre-refunded 08/15/09,
5.625% 08/15/29	9,500,000	10,101,350
Refunded/Escrowed Total		26,238,954
Tobacco – 1.3%
AL 21st Century Authority
Series 2001,
5.250% 12/01/07	2,000,000	2,021,820
VA Tobacco Settlement Financing Corp.
Series 2005,
4.000% 06/01/13	4,246,000	4,230,077
Tobacco Total		6,251,897
Other Total		39,030,464
Tax-Backed – 34.0%
Local Appropriated – 4.5%
DC Certificates of Participation
Series 2006,
5.000% 01/01/08	2,570,000	2,611,120
FL Hurricane Catastrophe Fund
Series 2006 A,
5.000% 07/01/09 (a)	17,000,000	17,636,140
SC Town of Newberry
Series 2005:
4.000% 12/01/08	300,000	300,111
5.000% 12/01/09	600,000	618,450
Local Appropriated Total		21,165,821

	Par ($)	Value ($)
Local General Obligations – 8.8%
GA Fayette County School District
Series 2001,
5.250% 03/01/09	2,600,000	2,704,702
IL Chicago Metropolitan Water Reclamation District-Greater Chicago
Series 2002 D,
5.000% 12/01/07	2,000,000	2,033,840
IL Chicago
Series 2003 A,
Insured: XLCA
(d) 12/01/08	5,000,000	4,610,350
IL County of Cook
Series 2003 B,
Insured: MBIA
5.000% 11/15/07	4,545,000	4,618,538
MD County of Prince Georges
Series 2006:
5.000% 09/15/09	4,040,000	4,210,165
5.000% 09/15/10	4,900,000	5,168,863
NJ Essex County
Series 1996 A-1,
Insured: FGIC
6.000% 11/15/07	3,000,000	3,081,750
OK Moore
Series 1999,
Insured: MBIA
6.000% 04/01/08	1,040,000	1,064,118
TN Metropolitan Government Nashville & Davidson County
Series 2004,
5.000% 11/15/07	2,700,000	2,744,604
TX Austin
Series 2001:
5.250% 09/01/08	7,110,000	7,335,529
TX Carrollton-Farmers Branch Independent School District
Series 1993,
(d) 02/15/07	1,555,000	1,533,852
WA King County School District No. 408 Auburn
Series 1992 A,
6.375% 12/01/06	1,975,000	1,984,243
Local General Obligations Total		41,090,554

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Special Non-Property Tax – 2.2%
AR Fayetteville
Series 2005 B,
Insured: MBIA
4.000% 12/01/11	6,830,000	6,952,121
AZ Transportation Board
Series 1993 A,
5.000% 07/01/09	1,370,000	1,423,457
CT State
Series 1993 A,
5.375% 09/01/08	2,000,000	2,069,180
Special Non-Property Tax Total		10,444,758
State Appropriated – 5.1%
AL Montgomery Downtown Redevelopment Authority
Series 2002,
Insured: MBIA
5.000% 10/01/07	3,085,000	3,129,424
NC Infrastructure Finance Corp.
Series 2006 A,
Insured: MBIA
5.000% 06/01/08	5,000,000	5,121,350
OH State
Series 2002 II-A,
5.000% 12/01/07	10,000,000	10,169,200
VA Port Authority
Series 2003, AMT,
Insured: MBIA:
4.000% 07/01/09	1,120,000	1,130,427
5.000% 07/01/08	1,065,000	1,090,091
WI State
Series 2006 A,
Insured: MBIA
5.000% 09/01/08	3,000,000	3,079,110
State Appropriated Total		23,719,602
State General Obligations – 13.4%
IL Cook County Township High School District No. 211
Series 2006,
Insured: FSA
5.000% 12/01/09 (a)	3,205,000	3,342,142
MO Board Public Buildings
Series 2001 B,
5.000% 12/01/07	7,160,000	7,277,656

	Par ($)	Value ($)
NJ State
Series 2002,
Insured: FGIC
5.250% 08/01/09	8,415,000	8,806,214
OH Warrensville Heights
Series 2006,
3.700% 02/08/07	1,000,000	999,110
OR State
Series 2003:
3.312% 06/01/07	2,055,000	2,028,223
3.742% 06/01/08	2,000,000	1,957,200
PA Commonwealth
Series 2001,
5.000% 01/15/09	2,270,000	2,343,321
PA Industrial Development Authority
Series 2002,
Insured: AMBAC
5.000% 07/01/09	4,825,000	5,008,157
PR Commonwealth of Puerto Rico
Series 2002 C,
5.250% 07/01/08	6,470,000	6,625,280
Series 2003 C,
5.000% 07/01/18	14,875,000	15,169,376
Series 2004 K,
4.500% 07/01/22	3,000,000	3,014,790
TX Public Finance Authority
Series 2003 A,
Insured: FSA
5.000% 12/15/07	6,000,000	6,106,058
State General Obligations Total		62,677,527
Tax-Backed Total		159,098,262
Transportation – 12.9%
Air Transportation – 3.4%
OH Dayton Special Facilities
Air Freight Corp.,
Series 1996 D, AMT,
6.200% 10/01/09	2,575,000	2,750,023
OH Dayton
Emery Air Freight Corp.:
Series 1996 E,
6.050% 10/01/09	2,000,000	2,128,780
Series 1996 F,
6.050% 10/01/09	3,000,000	3,193,170

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
TN Memphis Shelby County Airport Authority
FedEx Corp.,
Series 2001,
5.000% 09/01/09	7,710,000	7,920,406
Air Transportation Total		15,992,379
Airports – 4.9%
FL Greater Orlando Aviation Authority
Series 2002 C,
Insured: MBIA
5.250% 10/01/07	1,240,000	1,260,150
NV Clark County Airport
Series 2006 A,
Insured: AMBAC
5.000% 07/01/10	6,750,000	7,052,888
Series 2006 B-1, AMT,
5.000% 07/01/08	6,900,000	7,043,658
OK Tulsa Airports Improvement Trust
Series 2004 A, AMT,
Insured: FGIC
5.000% 06/01/09	1,165,000	1,202,629
PA Philadelphia Industrial Development Authority
Series 1998 A,
Insured: FGIC
5.250% 07/01/09	3,410,000	3,529,623
WA Port of Seattle
Series 2001 B, AMT,
Insured: FGIC
5.500% 04/01/08	2,750,000	2,825,075
Airports Total		22,914,023
Ports – 1.1%
NY Port Authority of New York & New Jersey
Series 2001, AMT,
5.000% 08/01/08	4,875,000	4,994,291
Ports Total		4,994,291
Toll Facilities – 3.0%
KY Turnpike Authority
Series 2004 A,
Insured: FGIC
5.000% 07/01/10	5,000,000	5,256,150
LA Transportation Authority
Series 2005,
5.000% 09/01/09	5,000,000	5,169,900

	Par ($)	Value ($)
TX County of Harris
Series 2004 B-2,
Insured: FGIC
5.000% 08/15/21	3,500,000	3,618,930
Toll Facilities Total		14,044,980
Transportation – 0.5%
TX North Texas Toll Authority
Series 2003 C,
Insured: FSA
5.000% 01/01/18	2,450,000	2,509,411
Transportation Total		2,509,411
Transportation Total		60,455,084
Utilities – 16.8%
Investor Owned – 4.1%
FL Hillsborough County Industrial Development Authority
Tampa Electric Co.,
Series 1993, AMT,
4.250% 11/01/20	7,000,000	7,012,250
IN Rockport
Indiana Michigan Power Co.,
Series 2003 C,
2.625% 04/01/25	3,000,000	3,000,000
NH Business Finance Authority
UIL Holdings Corp.,
Series 1999, AMT,
Insured: AMBAC
3.250% 12/01/29	3,000,000	2,975,790
OH Hamilton County Local District
Cinergy Corp.,
Series 1998, AMT,
4.600% 06/01/23	5,000,000	4,972,650
WV Putnam County
Appalachian Power Co.,
Series 2003 E,
2.800% 05/01/19	1,000,000	998,160
Investor Owned Total		18,958,850
Municipal Electric – 9.5%
FL City of Gainesville
Series 2003 C,
5.000% 10/01/08	5,000,000	5,142,100

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
FL City of Palm Bay
Series 2002,
Insured: FSA
5.250% 10/01/09	1,190,000	1,220,214
NY Long Island Power Authority
Series 2003 B,
5.000% 12/01/06	2,000,000	2,004,590
TN City of Memphis
Series 2003 A,
Insured: MBIA
5.000% 12/01/09	10,000,000	10,434,000
TX Sam Rayburn Municipal Power Agency
Series 2002,
5.000% 10/01/07	3,265,000	3,299,576
WA Energy Northwest
Series 2006 A,
5.000% 07/01/09	16,690,000	17,310,200
WA Lewis County Public Utility District No. 1
Series 2003,
Insured: XLCA
5.000% 10/01/10	3,620,000	3,771,832
WV Public Energy Authority
Morgantown Energy Associates,
Series 1990, AMT,
LOC: Dexia Credit Local
5.050% 07/01/08	1,390,000	1,396,408
Municipal Electric Total		44,578,920
Water & Sewer – 3.2%
AL Birmingham Waterworks & Sewer Board
Series 2004 B,
Insured: FGIC:
2.880% 01/01/07	1,110,000	1,102,896
3.890% 01/01/09	1,185,000	1,152,531
FL JEA
Series 2002 B,
Insured: FSA
5.250% 10/01/07	1,800,000	1,831,032
FL Miami Dade County Water and Sewer Revenue
Refunding,
Series 2003,
Insured: MBIA
5.000% 10/01/07	3,500,000	3,551,415

	Par ($)	Value ($)
MS Business Finance Corp.,
Waste Management, Inc. ,
Series 2002, AMT,
4.400% 03/01/27	2,375,000	2,375,000
NJ Economic Development Authority
Series 2006,
Insured: AMBAC:
7.100% 02/15/07	1,260,000	1,268,694
7.150% 02/15/09	1,445,000	1,514,259
TX City of Houston
Series 1991 C,
Insured: AMBAC
(d) 12/01/08	2,400,000	2,214,864
Water & Sewer Total		15,010,691
Utilities Total		78,548,461
Total Municipal Bonds (Cost of $455,201,266)		454,828,378
Investment Company – 2.1%
	Shares
Columbia Tax-Exempt Reserves, Capital Class (e)	9,964,153	9,964,153
Total Investment Company (Cost of $9,964,153)		9,964,153
Short-Term Obligation – 1.1%
	Par ($)
Variable Rate Demand Note – 1.1%
MD Anne Arundel County
Commercial Paper
3.650% 10/06/06 (b)	5,000,000	5,000,000
Total Short-Term Obligation (Cost of $5,000,000)		5,000,000
Total Investments – 100.3% (Cost of $470,165,419)(f)		469,792,531
Other Assets & Liabilities, Net – (0.3)%		(1,638,480)
Net Assets – 100.0%		$468,154,051

See Accompanying Notes to Financial Statements.

Columbia Short Term Municipal Bond Fund, September 30, 2006 (Unaudited)

Notes to Investment Portfolio:

(a) Security purchased on a delayed delivery basis.

(b) The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2006.

(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d) Zero coupon bond.

(e) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(f) Cost for federal income tax purposes is $470,165,419.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GTY AGMT	Guaranty Agreement

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

XLCA	XL Capital Assurance, Inc.

At September 30, 2006, the Fund held investments in the following:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	34.0%
Utilities	16.8
Transportation	12.9
Education	10.4
Other	8.3
Industrials	6.3
Housing	4.7
Health Care	3.7
Investment Company	2.1
Short Term Obligation	1.1
Other Assets & Liabilities, Net	(0.3)
100.0%

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia California Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds – 95.1%

	Par ($)	Value ($)
Education – 4.3%
Education – 4.3%
CA Education Facilities Authority
Pitzer College:
Series 2005 A,
5.000% 04/01/25	1,270,000	1,318,095
Series 2005 A,
5.000% 10/01/25	1,250,000	1,299,613
CA Infrastructure & Economic Development Bank
American Center for Wine Food Arts,
Series 1999,
Insured: ACA
5.250% 12/01/08	1,040,000	1,071,314
CA Public Works Board
Series 2005 C,
5.000% 04/01/16	1,000,000	1,081,610
Series 2005 D,
5.000% 05/01/15	1,000,000	1,090,500
Education Total		5,861,132
Education Total		5,861,132
Health Care – 9.6%
Continuing Care Retirement – 1.8%
CA ABAG Finance Authority for Nonprofit Corps.
American Baptist Homes,
Series 1998 A,
5.500% 10/01/07	195,000	196,137
Episcopal Homes Foundation,
Series 1998,
5.000% 07/01/07	1,250,000	1,257,650
CA Health Facilities Financing Authority
Nevada Methodist Homes,
Series 2006,
5.000% 07/01/26	1,000,000	1,053,600
Continuing Care Retirement Total		2,507,387
Hospitals – 7.8%
CA Loma Linda
Loma Linda University Medical Center,
Series 2005:
5.000% 12/01/16	2,000,000	2,113,160
5.000% 12/01/18	2,000,000	2,095,800
CA Statewide Communities Development Authority
Adventist Health System/West,
Series 2005 A,
5.000% 03/01/17	1,000,000	1,058,190

	Par ($)	Value ($)
Kaiser Foundation Health Plan,
Series 1999,
6.000% 07/01/09	490,000	503,431
Series 2004 E,
3.875% 04/01/32	5,000,000	5,000,800
Hospitals Total		10,771,381
Health Care Total		13,278,768
Housing – 1.5%
Multi-Family – 1.5%
CA ABAG Finance Authority for Nonprofit Corps.
Winterland San Francisco Partners LP,
Series 2000 B,
6.250% 08/15/30	2,000,000	2,072,180
Multi-Family Total		2,072,180
Housing Total		2,072,180
Other – 10.8%
Other – 0.8%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/16	1,000,000	1,076,090
Other Total		1,076,090
Refunded/Escrowed(a) – 7.0%
CA Department of Water Resources
Series 1998 T,
Escrowed to Maturity,
5.500% 12/01/08	20,000	20,867
CA Foothill Eastern Transportation Corridor Agency
Series 1995 A,
Pre-refunded 01/01/10,
7.150% 01/01/13	1,750,000	1,978,953
CA Health Facilities Finance Authority
Cedars-Sinai Medical Center,
Series 1999 A,
Pre-refunded 12/01/09,
6.125% 12/01/19	1,000,000	1,086,750
Kaiser Permanente,
Series 1998 A,
Escrowed to Maturity,
Insured: FSA
5.250% 06/01/12	2,000,000	2,091,340
CA Los Altos School District
Series 2001,
Pre-refunded 08/01/11,
5.000% 08/01/14	1,290,000	1,378,765

See Accompanying Notes to Financial Statements.

Columbia California Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Lucia Mar Unified School District
Series 2004 A,
Pre-refunded 08/01/14,
Insured: FGIC
5.250% 08/01/20	1,230,000	1,367,219
CA San Mateo County Transit District
Series 1997 A,
Escrowed to Maturity,
Insured: MBIA
5.000% 06/01/13	1,180,000	1,280,583
CA Statewide Communities Development Authority
Series 1999,
Escrowed to Maturity,
6.000% 07/01/09	440,000	455,756
Refunded/Escrowed Total		9,660,233
Tobacco – 3.0%
CA County Tobacco Securitization Agency
Series 2006,
(b) 06/01/21
(5.250% 12/01/10)	1,000,000	847,420
CA Golden State Tobacco Securitization Corp.
Series 2003 A1,
3.400% 06/01/08	1,000,000	985,900
Series 2005 A,
Insured: AMBAC
5.000% 06/01/14	1,250,000	1,357,875
CA Tobacco Securitization Authority of Southern California
San Diego County Tobacco,
Series 2006 A1,
5.000% 06/01/37	1,000,000	1,005,630
Tobacco Total		4,196,825
Other Total		14,933,148
Tax-Backed – 51.6%
Local Appropriated – 10.5%
CA Anaheim Public Financing Authority
Series 1997 C,
Insured: FSA
6.000% 09/01/11	1,000,000	1,110,060
CA County of Riverside
Series 2005 A,
Insured: FGIC
5.000% 11/01/17	1,465,000	1,591,019
CA County of San Diego
Series 2005,
Insured: AMBAC
5.000% 11/15/19	2,030,000	2,187,244

	Par ($)	Value ($)
CA Foothill-De Anza Community College District
Series 2005,
Insured: FGIC:
5.250% 08/01/18	1,000,000	1,131,040
5.250% 08/01/21	1,000,000	1,140,020
CA Kings River Conservative District
Series 2004,
5.000% 05/01/14	3,135,000	3,307,456
CA Los Angeles Community Redevelopment Agency
Series 2005,
Insured: AMBAC
5.000% 09/01/15	1,095,000	1,197,339
CA Los Angeles County Capital Asset Leasing Corp.
Series 2002 B,
Insured: AMBAC
6.000% 12/01/12	1,000,000	1,132,300
CA Los Angeles Municipal Improvement Corp.
Series 2002 G,
Insured: FGIC
5.250% 09/01/13	1,500,000	1,646,850
Local Appropriated Total		14,443,328
Local General Obligations – 22.6%
CA Center Community College District
Series 2004 A,
Insured: MBIA
5.250% 08/01/22	965,000	1,053,568
CA Compton Community College District
Series 2004 A,
Insured: MBIA
5.250% 07/01/17	1,330,000	1,460,287
CA Desert Sands Unified School District
Series 2006,
Insured:AMBAC
(c) 06/01/16	1,000,000	677,380
CA East Bay Municipal Utility District
Series 2003 F,
Insured: AMBAC
5.000% 04/01/15	1,000,000	1,076,050
CA Los Angeles Community College District
Series 2003 B,
Insured: FSA
5.000% 08/01/12	500,000	539,000
CA Los Angeles Unified School District
Series 2006 G,
Insured: AMBAC
5.000% 07/01/20	1,000,000	1,086,800

See Accompanying Notes to Financial Statements.

Columbia California Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Los Gatos Joint Union High School District
Series 2005,
Insured: FSA
5.000% 12/01/17	2,000,000	2,162,920
CA Pajaro Valley Unified School District
Series 2005,
Insured: FSA
5.250% 08/01/18	1,535,000	1,701,179
CA Pasadena Area Community College District
Series 2006 C
Insured: AMBAC
(c) 08/01/11	2,000,000	1,672,500
CA Rancho Santiago Community College District
Series 2005,
Insured: FSA
5.250% 09/01/19	1,000,000	1,132,720
CA Rescue Unified School District
Series 2005,
Insured: MBIA
(c) 09/01/26	1,100,000	453,277
CA San Bernardino Community College District
Series 2005,
Insured: PSFG
5.000% 08/01/17	3,000,000	3,273,630
CA San Diego Community College District
Series 2005,
Insured: FSA
(c) 05/01/15	1,000,000	714,230
CA San Mateo County Community College District
Series 2006 A,
Insured: MBIA
(c) 09/01/15	1,000,000	704,600
CA San Mateo Foster City School Facilities Financing Authority
Series 2005,
Insured: FSA
5.500% 08/15/19	2,000,000	2,319,240
CA San Ramon Valley Unified School District
Series 2004,
Insured: FSA
5.250% 08/01/16	1,800,000	1,984,140
CA Saugus Union School District
Series 2006,
Insured: FGIC
5.250% 08/01/21	1,000,000	1,140,020
CA South San Francisco School District
Series 2006,
Insured: MBIA
5.250% 09/15/20	1,000,000	1,138,470

	Par ($)	Value ($)
CA Southwestern Community College District
Series 2005,
Insured: FGIC
5.250% 08/01/17	1,230,000	1,381,130
CA Ventura County Community College District
Series 2005 B,
Insured: MBIA
5.000% 08/01/18	1,000,000	1,087,290
CA West Contra Costa Unified School District
Series 2005,
Insured: FGIC
(c) 08/01/17	1,000,000	642,050
CA William S. Hart Union High School District
Series 2005 B,
Insured: FSA
(c) 09/01/22	2,000,000	1,000,160
CA Yosemite Community College District
Series 2005 A,
Insured: FGIC
5.000% 08/01/16	2,505,000	2,742,148
Local General Obligations Total		31,142,789
Special Non-Property Tax – 1.0%
CA University
Series 2003 A,
Insured: FGIC
5.000% 11/01/12	1,325,000	1,430,086
Special Non-Property Tax Total		1,430,086
Special Property Tax – 8.5%
CA Culver City Redevelopment Finance Authority
Series 1993,
Insured: AMBAC
5.500% 11/01/14	2,025,000	2,215,249
CA Indian Wells Redevelopment Agency
Series 2003 A,
Insured: AMBAC
5.000% 09/01/14	1,455,000	1,570,192
CA Long Beach Bond Finance Authority
Series 2002 B,
Insured: AMBAC
5.500% 11/01/19	1,070,000	1,228,734
CA Oakland Redevelopment Agency
Center District Project Redevelopement:
Series 1992,
Insured: AMBAC
5.500% 02/01/14	3,700,000	3,990,006
Series 2003,
Insured: FGIC
5.500% 09/01/12	1,500,000	1,653,270

See Accompanying Notes to Financial Statements.

Columbia California Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Redwood City Redevelopment Agency
Series 2003 A,
Insured: AMBAC
5.250% 07/15/13	1,000,000	1,097,850
Special Property Tax Total		11,755,301
State Appropriated – 3.7%
CA Infrastructure & Economic Development Bank
California Science Center,
Series 2006 B,
Insured: FGIC:
5.000% 05/01/22	1,360,000	1,461,769
5.000% 05/01/23	1,240,000	1,327,705
CA Public Works Board
Series 2005 A,
5.000% 06/01/15	1,200,000	1,301,784
Series 2006 A,
5.000% 04/01/28	1,000,000	1,046,990
State Appropriated Total		5,138,248
State General Obligations – 5.3%
CA State
Series 2005:
5.000% 06/01/11	2,000,000	2,119,500
5.000% 03/01/21	1,500,000	1,593,090
PR Commonwealth of Puerto Rico
Series 2002 A,
Insured: FGIC
5.500% 07/01/17	1,000,000	1,141,290
Series 2004 A,
5.250% 07/01/19	1,000,000	1,077,400
PR Public Buildings Authority
Series 2004 J,
Insured: AMBAC
5.000% 07/01/36	1,255,000	1,338,809
State General Obligations Total		7,270,089
Tax-Backed Total		71,179,841
Transportation – 1.6%
Airports – 1.6%
CA San Francisco City & County Airports Commission
Series 2003 B,
Insured: FGIC
5.250% 05/01/13	2,000,000	2,191,120
Airports Total		2,191,120
Transportation Total		2,191,120

	Par ($)	Value ($)
Utilities – 15.7%
Independent Power Producers – 2.4%
CA Sacramento Power Authority
Series 2005,
Insured: AMBAC
5.250% 07/01/15	3,000,000	3,337,770
Independent Power Producers Total		3,337,770
Municipal Electric – 12.0%
CA Department of Water Resources
Series 2002 A,
6.000% 05/01/13	2,375,000	2,674,179
CA Los Angeles Water & Power
Series 2001 A,
Insured: MBIA
5.250% 07/01/15	1,300,000	1,391,741
CA Modesto Irrigation District
Series 2001 A,
Insured: FSA
5.250% 07/01/18	1,185,000	1,269,004
CA Sacramento Municipal Utility District
Series 2006,
Insured: MBIA
5.000% 07/01/15	1,000,000	1,097,980
CA Southern California Public Power Authority
Series 1989,
6.750% 07/01/13	3,000,000	3,483,930
Series 2005 A,
Insured: FSA
5.000% 01/01/18	2,000,000	2,164,160
CA Walnut Energy Center Authority
Series 2004 A,
Insured: AMBAC
5.000% 01/01/16	2,055,000	2,209,988
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1997 AA,
Insured: MBIA
6.250% 07/01/10	2,000,000	2,188,900
Municipal Electric Total		16,479,882
Water & Sewer – 1.3%
CA Orange County Water District
Series 2003B
Insured: MBIA
5.375% 08/15/17	650,000	709,534

See Accompanying Notes to Financial Statements.

Columbia California Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Sacramento County Sanitation District
Series 2006,
Insured: FGIC
5.000% 12/01/17	1,000,000	1,098,100
Water & Sewer Total		1,807,634
Utilities Total		21,625,286
Total Municipal Bonds (Cost of $128,368,728)		131,141,475
Investment Company – 2.2%
	Shares
Columbia Tax-Exempt Reserves, Capital Class (d)	3,114,000	3,114,000
Total Investment Company (Cost of $3,114,000)		3,114,000
Municipal Preferred Stock – 1.5%
Housing – 1.5%
Multi-Family – 1.5%
Munimae TE Bond Subsidiary LLC
Series 2004 A-2,
4.900% 06/30/49 (e)	2,000,000	2,042,400
Multi-Family Total		2,042,400
Housing Total		2,042,400
Total Municipal Preferred Stock (Cost of $2,000,000)		2,042,400
Total Investments – 98.8% (Cost of $133,482,728)(f)		136,297,875
Other Assets & Liabilities, Net – 1.2%		1,641,056
Net Assets – 100.0%		$137,938,931

Notes to Investment Portfolio:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(c) Zero coupon bond.

(d) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of this security, which is not illiquid, represents 1.5% of net assets.

(f) Cost for federal income tax purposes is $133,482,728.

At September 30, 2006 the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
10-Year U.S. Treasury Note	43	$4,646,687	$4,649,235	Dec-06	$2,548

Acronym	Name
ABAG	Association of Bay Area Governments

ACA	ACA Financial Guaranty Corp.

AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

MBIA	MBIA Insurance Corp.

PSFG	Permanent School Fund Guarantee

At September 30, 2006, the Fund held investments in the following:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	51.6%
Utilities	15.7
Other	10.8
Health Care	9.6
Education	4.3
Investment Company	2.2
Transportation	1.6
Housing	1.5
Municipal Preferred Stock	1.5
Other Assets & Liabilities, Net	1.2
100.0%

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Georgia Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds – 97.9%

	Par ($)	Value ($)
Education – 10.2%
Education – 10.2%
GA Athens Housing Authority
Ugaree East Campus Housing,
Series 2002,
Insured: AMBAC
5.250% 12/01/19	1,150,000	1,229,235
GA Atlanta Development Authority
Georgia State University Foundation,
Series 2005,
Insured: XLCA
5.000% 09/01/35	3,500,000	3,669,260
GA Cobb County Development Authority
Kennesaw State University Foundation, Inc.,
Series 2004,
Insured: MBIA
5.000% 07/15/19	3,190,000	3,411,014
GA Fulton County Development Authority
Georgia Tech Foundation Facilities,
Series 1997 A,
5.000% 09/01/17	1,735,000	1,780,440
GA Private Colleges & Universities Authority
Series 2003,
5.250% 06/01/19	2,250,000	2,419,425
Education Total		12,509,374
Education Total		12,509,374
Health Care – 14.7%
Hospitals – 14.7%
GA Chatham County Hospital Authority
Memorial Health University Medical Center:
Series 2001 A,
6.125% 01/01/24	3,000,000	3,278,460
Series 2004 A,
5.375% 01/01/26	1,000,000	1,060,250
GA Clayton County Hospital Authority
Good Samaritan Community,
Series 1998 A,
Insured: MBIA
5.250% 08/01/09	1,190,000	1,243,038
GA Fulco Hospital Authority
Catholic Health East,
Series 1998 A,
Insured: MBIA
4.600% 11/15/09	2,000,000	2,059,180

	Par ($)	Value ($)
GA Gainesville & Hall County Hospital Authority
Northeast Georgia Health System, Inc.,
Series 2001,
5.000% 05/15/15	1,000,000	1,037,070
GA Henry County Hospital Authority
Henry Medical Center, Inc.,
Series 1999,
Insured: AMBAC
6.000% 07/01/29	3,000,000	3,272,010
GA Savannah Hospital Authority
St. Joseph's Candler Health Systems:
Series 1998 A,
Insured: FSA:
5.250% 07/01/11	1,225,000	1,278,557
5.250% 07/01/12	1,310,000	1,362,361
Series 1998 B,
Insured: FSA
5.250% 07/01/10	1,000,000	1,044,390
GA Tift County Hospital Authority
Series 2002,
Insured: AMBAC
5.250% 12/01/18	2,225,000	2,389,427
Hospitals Total		18,024,743
Health Care Total		18,024,743
Housing – 7.1%
Multi-Family – 6.9%
GA Atlanta Urban Residential Finance Authority
Series 1998, AMT,
Guarantor: FNMA
4.550% 12/01/28	2,000,000	2,027,560
GA Clayton County Housing Authority
GCC Ventures LLC,
Series 2001,
Guarantor: FNMA
4.350% 12/01/31	3,720,000	3,794,065
GA Cobb County Development Authority
Kennesaw State University Foundation,
Series 2004 A,
Insured: MBIA
5.250% 07/15/19	2,000,000	2,175,640
GA Lawrenceville Housing Authority
Knollwood Park LP,
Series 1997, AMT,
Guarantor: FNMA
6.250% 12/01/29	500,000	544,165
Multi-Family Total		8,541,430

See Accompanying Notes to Financial Statements.

Columbia Georgia Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Single-Family – 0.2%
GA Housing & Finance Authority
Series 1998 B-3,
Insured: FHA
4.400% 06/01/17	235,000	235,950
Single-Family Total		235,950
Housing Total		8,777,380
Industrials – 5.0%
Food Products – 0.8%
GA Cartersville Development Authority
Anheuser-Busch Companies, Inc.,
Series 1997, AMT,
6.125% 05/01/27	1,000,000	1,022,500
Food Products Total		1,022,500
Forest Products & Paper – 2.6%
GA Richmond County Development Authority
International Paper Co.,
Series 2001 A,
5.150% 03/01/15	3,000,000	3,146,490
Forest Products & Paper Total		3,146,490
Oil & Gas Services – 1.6%
LA Calcasieu Parish Industrial Development Board
Occidental Petroleum Corp.,
Series 2001,
4.800% 12/01/06	2,000,000	2,002,100
Oil & Gas Services Total		2,002,100
Industrials Total		6,171,090
Other – 16.6%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/15	260,000	279,206
Other Total		279,206
Pool/Bond Bank – 1.2%
AK Municipal Bond Bank Authority
Series 2003,
Insured: MBIA
5.250% 12/01/17	1,315,000	1,420,963
Pool/Bond Bank Total		1,420,963

	Par ($)	Value ($)
Refunded/Escrowed(a) – 13.9%
GA Atlanta Airport Facilities
Series 2000 A,
Pre-refunded 01/01/10,
Insured: FGIC
5.600% 01/01/30	5,000,000	5,360,000
GA Atlanta Water & Wastewater
Series 1999 A,
Pre-refunded 05/01/09,
Insured: FGIC
5.000% 11/01/38	1,060,000	1,108,071
GA Clayton County Water & Sewer Authority
Series 2000,
Pre-refunded 05/01/10:
5.600% 05/01/18	1,000,000	1,076,590
6.250% 05/01/17	2,000,000	2,195,880
GA Forsyth County School District
Series 1999,
Pre-refunded 02/01/10,
6.000% 02/01/15	2,000,000	2,189,320
GA Fulton County Housing Authority
Series 1996 A, AMT,
Pre-refunded 07/01/08,
6.375% 01/01/27	2,900,000	3,026,701
GA Macon Bibb County Industrial Authority
Series 1982,
Escrowed to Maturity,
9.000% 10/01/07	1,000,000	1,053,060
GA Metropolitan Atlanta Rapid Transit Authority
Series 1983 D,
Escrowed to Maturity,
7.000% 07/01/11	540,000	620,314
Series 1998 B,
Pre-refunded 07/01/08,
Insured: MBIA
5.100% 07/01/13	500,000	518,100
Refunded/Escrowed Total		17,148,036
Tobacco – 1.3%
SC Tobacco Settlement Management Authority
San Diego County Tobacco,
Series 2001 B,
6.375% 05/15/28	1,500,000	1,617,030
Tobacco Total		1,617,030
Other Total		20,465,235

See Accompanying Notes to Financial Statements.

Columbia Georgia Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Tax-Backed – 20.9%
Local Appropriated – 7.8%
GA College Park Business & Industrial Development Authority
Series 2005,
Insured: AMBAC
5.250% 09/01/19	3,230,000	3,569,861
GA East Point Building Authority
Series 2000,
Insured: FSA
(b) 02/01/18	2,490,000	1,374,654
GA Gwinnett County Development Authority
Series 2004,
Insured: MBIA
5.250% 01/01/15	2,000,000	2,178,300
GA Municipal Association, Inc.
Series 2002,
Insured: AMBAC
5.250% 12/01/26	1,250,000	1,333,100
GA Smyrna Downtown Development Authority
Series 2002,
Insured: AMBAC
5.250% 02/01/16	1,000,000	1,110,390
Local Appropriated Total		9,566,305
Local General Obligations – 9.2%
GA Barrow County School District
Series 2006,
5.000% 02/01/14	1,000,000	1,083,970
GA Chatham County School District
Series 2002,
Insured: FSA
5.250% 08/01/14	1,000,000	1,104,080
GA Cherokee County School Systems
Series 1993,
Insured: AMBAC
5.875% 02/01/09	615,000	633,954
Series 1999,
5.000% 02/01/13	1,500,000	1,615,185
Series 2001:
5.250% 08/01/15	1,000,000	1,076,880
5.250% 08/01/17	1,000,000	1,072,280
GA Meriwether County School District
Series 1996,
Insured: FSA
5.500% 02/01/16	1,000,000	1,025,600
GA Peach County School District
Series 1994,
Insured: MBIA
6.500% 02/01/08	500,000	519,155

	Par ($)	Value ($)
GA Rosewell
Series 2000,
5.500% 02/01/12	2,000,000	2,105,120
MI Detroit
Series 2001 B,
Insured: MBIA
5.375% 04/01/14	1,000,000	1,075,420
Local General Obligations Total		11,311,644
Special Non-Property Tax – 3.9%
GA Cobb-Marietta County Coliseum & Exhibit Hall Authority
Series 2005,
Insured: MBIA
5.250% 10/01/19	2,430,000	2,722,572
PR Commonwealth Infrastructure Financing Authority
Series 2006 B
5.000% 07/01/20	2,000,000	2,121,920
Special Non-Property Tax Total		4,844,492
Tax-Backed Total		25,722,441
Transportation – 4.6%
Toll Facilities – 2.7%
GA Federal Highway Road & Tollway Authority
Series 2006,
Insured: MBIA
5.000% 06/01/15	3,000,000	3,279,240
Toll Facilities Total		3,279,240
Transportation – 1.9%
GA Metropolitan Atlanta Rapid Transit Authority
Series 1992,
Insured: MBIA
6.250% 07/01/18	2,000,000	2,319,400
Transportation Total		2,319,400
Transportation Total		5,598,640
Utilities – 18.8%
Investor Owned – 2.6%
GA Appling County Development Authority Pollution Control Revenue
Georgia Power Company,
Series 2006,
Insured: AMBAC
4.400% 07/01/16	1,000,000	1,022,770

See Accompanying Notes to Financial Statements.

Columbia Georgia Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
GA Monroe County Development Authority
Georgia Power Co.,
Series 2001,
Insured: AMBAC
4.200% 01/01/12	1,000,000	1,010,720
Oglethorpe Power Corp.,
Series 1992,
6.800% 01/01/12	1,000,000	1,132,370
Investor Owned Total		3,165,860
Joint Power Authority – 0.9%
GA Municipal Electric Authority
Series 1998 A,
Insured: MBIA
5.250% 01/01/13	1,000,000	1,086,380
Joint Power Authority Total		1,086,380
Municipal Electric – 3.6%
GA Municipal Electric Authority Power
Series 1992 B,
Insured: MBIA
6.375% 01/01/16	2,000,000	2,386,500
TX Sam Rayburn Municipal Power Agency
Series 2002,
6.000% 10/01/16	2,000,000	2,122,860
Municipal Electric Total		4,509,360
Water & Sewer – 11.7%
GA Cherokee County Water & Sewer Authority
Series 1993,
Insured: MBIA
5.300% 08/01/09	270,000	277,892
GA Cobb & Marietta County Water Authority
Series 2000,
5.125% 11/01/20	5,195,000	5,654,394
GA Columbus County Water & Sewer Revenue
Series 2003,
Insured: FSA
5.250% 05/01/13	2,220,000	2,428,058
GA Griffin Combined Public Utility Improvement Revenue
Series 2002,
Insured: AMBAC
5.125% 01/01/19	2,585,000	2,804,312
GA Upper Oconee Basin Water Authority
Series 2005,
Insured: MBIA:
5.000% 07/01/17	1,140,000	1,253,441
5.000% 07/01/22	1,855,000	1,985,110
Water & Sewer Total		14,403,207
Utilities Total		23,164,807

		Value ($)
Total Municipal Bonds (Cost of $116,184,869)		120,433,710
Investment Company – 1.2%
	Shares
Columbia Tax-Exempt Reserves, Capital Class (c)	1,446,429	1,446,429
Total Investment Company (Cost of $1,446,429)		1,446,429
Total Investments – 99.1% (Cost of $117,631,298)(d)		121,880,139
Other Assets & Liabilities, Net – 0.9%		1,126,903
Net Assets – 100.0%		$123,007,042

Notes to Investment Portfolio:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) Zero coupon bond.

(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(d) Cost for federal income tax purposes is $117,631,298.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

MBIA	MBIA Insurance Corp.

XLCA	XL Capital Assurance, Inc.

At September 30, 2006, the Fund held investments in the following:

Holding by Revenue Source	% of Net Assets
Tax-Backed	20.9%
Utilities	18.8
Other	16.6
Health Care	14.7
Education	10.2
Housing	7.1
Industrials	5.0
Transportation	4.6
Investment Company	1.2
Other Assets & Liabilities, Net	0.9
100.0%

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Maryland Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds – 99.4%

	Par ($)	Value ($)
Education – 7.3%
Education – 7.3%
MD Health & Higher Educational Facilities Authority
College of Notre Dame,
Series 1998,
Insured: MBIA
4.600% 10/01/14	510,000	541,554
Loyola College,
Series 2006 A,
5.125% 10/01/45	5,000,000	5,213,100
MD Industrial Development Financing Authority
American Center for Physics,
Series 2001,
5.250% 12/15/15	1,000,000	1,073,280
MD University System of Maryland
Series 2000 A,
5.000% 10/01/08	1,975,000	2,031,505
Series 2006,
5.000% 10/01/15	3,545,000	3,885,284
Education Total		12,744,723
Education Total		12,744,723
Health Care – 7.3%
Hospitals – 7.3%
MD Health & Higher Educational Facilities Authority
Howard County General Hospital,
Series 1998,
Insured: MBIA
5.000% 07/01/29	1,000,000	1,027,100
Peninsula Regional Medical Center,
Series 2006:
5.000% 07/01/21	1,000,000	1,061,780
5.000% 07/01/26	4,000,000	4,194,920
5.000% 07/01/36	2,000,000	2,079,720
MS Hospital Facilities & Equipment Authority
Forrest County General Hospital,
Series 2000,
Insured: FSA:
5.500% 01/01/24	3,100,000	3,290,030
5.625% 01/01/20	1,000,000	1,074,240
Hospitals Total		12,727,790
Health Care Total		12,727,790

	Par ($)	Value ($)
Housing – 9.0%
Multi-Family – 4.3%
MD Economic Development Corp.
Collegiate Housing Foundation,
Series 1999 A:
5.600% 06/01/10	470,000	484,687
6.000% 06/01/19	815,000	851,871
6.000% 06/01/30	1,850,000	1,926,590
Series 1999 A,
5.700% 06/01/12	1,000,000	1,042,550
Series 2006:
Insured: CIFG
5.000% 06/01/17	1,000,000	1,087,200
Insured: XLCA
5.000% 07/01/20	600,000	647,028
MD Montgomery County Housing Opportunities Commission Housing Revenue
Series 2000 A,
6.100% 07/01/30	1,500,000	1,578,255
Multi-Family Total		7,618,181
Single-Family – 4.7%
MD Community Development Administration Department of Housing & Community Development Revenue
Series 1998 B, AMT,
Insured: FHA
4.950% 09/01/11	500,000	513,080
Series 1998-3, AMT:
4.500% 04/01/08	3,440,000	3,469,653
4.700% 04/01/10	1,685,000	1,723,502
Series 1999 D, AMT,
5.375% 09/01/24	2,410,000	2,473,576
MD Prince Georges County Housing Authority Mortgage Revenue
Series 2000 A, AMT,
Guarantor: GNMA
6.150% 08/01/19	10,000	10,357
Single-Family Total		8,190,168
Housing Total		15,808,349
Other – 17.0%
Other – 2.1%
MD Transportation Authority
Series 2002 A,
Insured: AMBAC
4.500% 03/01/15	3,000,000	3,127,470

See Accompanying Notes to Financial Statements.

Columbia Maryland Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/15	520,000	558,412
Other Total		3,685,882
Pool/Bond Bank – 1.1%
TX Water Development Board
Series 1997,
5.000% 07/15/12	2,000,000	2,040,120
Pool/Bond Bank Total		2,040,120
Refunded/Escrowed(a) – 13.8%
MD Baltimore
Series 1997 A,
Pre-refunded 10/15/07,
Insured: FGIC,
5.300% 10/15/16	1,740,000	1,805,337
MD Economic Development Corp.
Collegiate Housing Foundation,
Series 1999 A:
5.300% 06/01/08	495,000	508,350
5.600% 06/01/11	575,000	614,014
MD Health & Higher Educational Facilities Authority Revenue
Johns Hopkins Hospital,
Series 1979,
Escrowed to Maturity,
5.750% 07/01/09	1,000,000	1,058,280
Johns Hopkins University,
Series 1999,
Pre-refunded 07/01/09,
6.000% 07/01/39	5,000,000	5,365,300
MD Howard County
Series 2000 A,
Pre-refunded 02/15/08:
5.250% 02/15/16	1,500,000	1,549,245
5.250% 02/15/17	1,900,000	1,962,377
5.250% 02/15/18	2,000,000	2,065,660
Series 2002 A,
Pre-refunded 02/15/12,
5.250% 08/15/15	1,800,000	1,950,822
MD Montgomery County
Series 1997 A,
Pre-refunded 05/01/07,
5.375% 05/01/13	1,000,000	1,030,630
MD Prince Georges County
Series 1999,
Pre-refunded 10/01/09,
Insured: FSA
5.000% 10/01/12	1,935,000	2,033,414

	Par ($)	Value ($)
MD Queen Anne's County
Series 2000,
Pre-refunded 01/15/10,
Insured: FGIC
5.250% 01/15/14	1,200,000	1,275,060
MD Transportation Authority
Series 1978,
Escrowed to Maturity,
6.800% 07/01/16	635,000	733,076
MD University System of Maryland
Series 1997 A,
Pre-refunded 04/01/07,
5.125% 04/01/13	1,000,000	1,018,000
MD Washington Suburban Sanitation District
Series 2000,
Pre-refunded 06/01/10,
5.250% 06/01/22	1,000,000	1,060,370
MO St. Louis County
Series 1989 A, AMT,
Escrowed to Maturity,
Guarantor: GNMA
7.950% 08/01/09	110,000	117,004
Refunded/Escrowed Total		24,146,939
Other Total		29,872,941
Other Revenue – 3.5%
Hotels – 3.5%
MD Baltimore
Baltimore Hotel Corp.,
Series 2006 A,
Insured: XLCA:
5.000% 09/01/32	1,000,000	1,061,000
5.250% 09/01/17	1,835,000	2,036,666
5.250% 09/01/20	1,615,000	1,783,122
5.250% 09/01/21	1,095,000	1,207,106
Hotels Total		6,087,894
Other Revenue Total		6,087,894
Resource Recovery – 4.1%
Disposal – 1.7%
FL Orange County
Series 2003,
Insured: MBIA
5.000% 10/01/15	2,915,000	3,102,551
Disposal Total		3,102,551

See Accompanying Notes to Financial Statements.

Columbia Maryland Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Resource Recovery – 2.4%
MD Northeast Waste Disposal Authority
Ogden Martin Systems:
Series 1993 A, AMT,
6.000% 07/01/07	1,500,000	1,518,870
Series 2003, AMT,
Insured: AMBAC
5.500% 04/01/10	2,500,000	2,646,250
Resource Recovery Total		4,165,120
Resource Recovery Total		7,267,671
Tax-Backed – 45.2%
Local General Obligations – 27.6%
MD Anne Arundel County
Series 1995,
5.300% 04/01/10	500,000	503,185
Series 2006:
5.000% 03/01/15	2,000,000	2,186,160
5.000% 03/01/18	3,300,000	3,607,791
MD Baltimore
Series 1989 B,
Insured: MBIA
7.050% 10/15/07	1,000,000	1,035,530
Series 1991 C,
Insured: FGIC
6.375% 10/15/07	1,075,000	1,106,347
Series 1998 B,
Insured: FGIC
6.500% 10/15/08	1,000,000	1,028,860
MD Frederick County
Series 2005,
5.000% 08/01/14	3,000,000	3,270,150
Series 2006:
5.250% 11/01/18	2,005,000	2,272,146
5.250% 11/01/21	2,500,000	2,866,700
MD Howard County
Series 2002 A,
5.250% 08/15/15	795,000	857,773
MD Laurel
Series 1996 A,
Insured: FGIC
5.000% 10/01/11	1,530,000	1,546,907
MD Montgomery County
Series 1997 A,
5.375% 05/01/08	1,000,000	1,027,920
Series 2001,
5.250% 10/01/14	1,000,000	1,082,370
Series 2005 A:
5.000% 07/01/16	4,000,000	4,415,480
5.000% 06/01/24	5,000,000	5,382,050

	Par ($)	Value ($)
MD Prince Georges County
Series 1999,
Insured: FSA:
5.000% 10/01/12	65,000	68,249
5.125% 10/01/16	3,300,000	3,466,980
Series 2000,
5.125% 10/01/10	1,000,000	1,060,050
Series 2001,
Insured: FGIC:
5.250% 12/01/11	4,825,000	5,207,333
5.250% 12/01/12	2,000,000	2,175,940
MD Wicomico County
Series 1997,
Insured: MBIA:
4.800% 12/01/10	1,290,000	1,320,676
4.900% 12/01/11	1,355,000	1,387,656
5.000% 12/01/12	1,425,000	1,460,967
Local General Obligations Total		48,337,220
Special Non-Property Tax – 8.4%
MD Baltimore
Series 1996 A,
Insured: FGIC
5.900% 07/01/10	1,725,000	1,864,363
MD Department of Transportation
Series 2002:
5.500% 02/01/11	1,265,000	1,365,327
5.500% 02/01/14	6,115,000	6,840,178
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C,
Insured: FGIC
5.500% 07/01/22	4,000,000	4,670,400
Special Non-Property Tax Total		14,740,268
State Appropriated – 0.6%
MD Stadium Authority Lease Revenue
Series 1995,
5.375% 12/15/13	500,000	501,725
NY Transportation Trust Fund Authority
Series 2006 A,
5.250% 12/15/19	500,000	560,345
State Appropriated Total		1,062,070
State General Obligations – 8.6%
GU Government
Series 1993 A,
5.200% 11/15/08	600,000	600,684
MD State
Series 2002 A,
5.500% 03/01/13	2,245,000	2,491,231
Series 2003,
5.250% 03/01/17	4,000,000	4,512,440

See Accompanying Notes to Financial Statements.

Columbia Maryland Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2003 H,
Insured: AMBAC
5.500% 07/01/18	3,000,000	3,445,920
PR Commonwealth of Puerto Rico
Series 2002 A,
Insured: FGIC
5.500% 07/01/17	2,520,000	2,876,051
Series 2006 A,
5.250% 07/01/22	1,150,000	1,244,806
State General Obligations Total		15,171,132
Tax-Backed Total		79,310,690
Transportation – 1.4%
Air Transportation – 1.2%
TN Memphis Shelby County Airport Authority
FedEx Corp.,
Series 2001,
5.000% 09/01/09	2,000,000	2,054,580
Air Transportation Total		2,054,580
Transportation – 0.2%
DC Washington Metropolitan Area Transit Authority
Series 1993,
Insured: FGIC
6.000% 07/01/10	350,000	380,264
Transportation Total		380,264
Transportation Total		2,434,844
Utilities – 4.6%
Investor Owned – 1.5%
KS Burlington
Kansas City Power & Light,
Series 1998 K,
4.750% 09/01/15	1,000,000	1,006,300
MD Prince Georges County
Potomac Electric Power Co.,
Series 1995,
5.750% 03/15/10	1,500,000	1,603,545
Investor Owned Total		2,609,845
Municipal Electric – 2.4%
TX Sam Rayburn Municipal Power Agency
Series 2002,
6.000% 10/01/16	2,000,000	2,122,860

	Par ($)	Value ($)
TX San Antonio
Series 1998 A,
5.250% 02/01/16	2,000,000	2,084,360
Municipal Electric Total		4,207,220
Water & Sewer – 0.7%
MD Baltimore
Series 2006,
Insured: AMBAC
5.000% 07/01/18	1,125,000	1,228,849
Water & Sewer Total		1,228,849
Utilities Total		8,045,914
Total Municipal Bonds (Cost of $168,936,613)		174,300,816
Investment Company – 0.2%
	Shares
Columbia Tax-Exempt Reserves, Capital Class (b)	359,614	359,614
Total Investment Company (Cost of $359,614)		359,614
Total Investments – 99.6% (Cost of $169,296,227)(c)		174,660,430
Other Assets & Liabilities, Net – 0.4%		705,977
Net Assets – 100.0%		$175,366,407

Notes to Investment Portfolio:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(c) Cost for federal income tax purposes is $169,296,227.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

MBIA	MBIA Insurance Corp.

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

Columbia Maryland Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

At September 30, 2006, the Fund held investments in the following:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	45.2%
Other	17.0
Housing	9.0
Health Care	7.3
Education	7.3
Utilities	4.6
Resource Recovery	4.1
Other Revenue	3.5
Transportation	1.4
Investment Company	0.2
Other Assets & Liabilities, Net	0.4
100.0%

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia North Carolina Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds – 98.8%

	Par ($)	Value ($)
Education – 6.1%
Education – 6.1%
NC Appalachian State University
Series 1998,
Insured: MBIA:
5.000% 05/15/12	1,000,000	1,070,340
5.000% 05/15/18	1,000,000	1,038,180
Series 2003 A,
Insured: FGIC
5.125% 05/01/18	1,000,000	1,074,750
Series 2005,
Insured: MBIA
5.000% 07/15/21	1,485,000	1,594,103
NC Capital Facilities Finance Agency
Johnson & Wales University,
Series 2003 A,
Insured: XLCA
5.250% 04/01/21	1,000,000	1,071,570
NC Raleigh
North Carolina State University,
Series 2003 A,
5.000% 10/01/17	1,000,000	1,075,750
NC University of North Carolina
Chapel Hill Hospital,
Series 1999,
Insured: AMBAC
5.250% 02/15/12	1,690,000	1,766,084
Series 2004,
Insured: AMBAC
5.000% 06/01/12	1,705,000	1,819,371
Education Total		10,510,148
Education Total		10,510,148
Health Care – 12.6%
Hospitals – 12.6%
AZ University Medical Center Corp.
Series 2004,
5.250% 07/01/13	1,000,000	1,062,340
NC Charlotte-Mecklenburg Hospital Authority
Carolinas Medical Center,
Series 1997 A:
5.000% 01/15/17	2,000,000	2,045,520
5.125% 01/15/22	3,000,000	3,066,510
NC Medical Care Commission
Forsyth Memorial Hospital,
Series 2003 A:
5.000% 11/01/13	3,000,000	3,209,670
5.000% 11/01/17	3,500,000	3,703,665

	Par ($)	Value ($)
Gaston Health Care Inc.,
Series 1995:
5.400% 02/15/11	2,750,000	2,811,325
Insured: AMBAC
5.250% 02/15/07	1,130,000	1,137,085
Northeast Medical Center,
Series 2002 A,
Insured: AMBAC
5.000% 11/01/10	1,000,000	1,053,260
Novant Health, Inc.,
Series 1996:
5.100% 05/01/07	2,000,000	2,017,380
5.125% 05/01/08	1,715,000	1,728,154
Hospitals Total		21,834,909
Health Care Total		21,834,909
Housing – 5.7%
Multi-Family – 2.5%
NC Medical Care Commission
ARC Project,
Series 2004 A,
5.800% 10/01/34	4,000,000	4,329,440
Multi-Family Total		4,329,440
Single-Family – 3.2%
NC Housing Finance Agency
Series 1994 Y,
6.300% 09/01/15	255,000	255,342
Series 1996 A-5, AMT,
5.550% 01/01/19	1,995,000	2,063,209
Series 1998 A-2, AMT,
5.200% 01/01/20	970,000	986,160
Series 1999 A-3, AMT,
5.150% 01/01/19	1,080,000	1,099,883
Series 1999 A-6, AMT,
6.000% 01/01/16	540,000	556,211
Series 2000 A-8, AMT:
5.950% 07/01/10	340,000	350,448
6.050% 07/01/12	250,000	257,887
Single-Family Total		5,569,140
Housing Total		9,898,580

See Accompanying Notes to Financial Statements.

Columbia North Carolina Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Industrials – 1.4%
Manufacturing – 0.6%
NC Robeson County Industrial Facilities & Pollution Control Financing Authority
Series 1991,
6.400% 12/01/06	1,000,000	1,004,670
Manufacturing Total		1,004,670
Other Industrial Development Bonds – 0.8%
NC Mecklenberg County Industrial Facilities & Pollution Control Financing Authority
Fluor Corp.,
Series 1993,
5.250% 12/01/09	1,335,000	1,336,268
Other Industrial Development Bonds Total		1,336,268
Industrials Total		2,340,938
Other – 18.8%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/15	260,000	279,206
Other Total		279,206
Refunded/Escrowed(a) – 18.6%
NC Brunswick County
Series 2000,
Insured: FSA,
Pre-refunded 06/01/10,
5.500% 06/01/20	1,000,000	1,076,040
NC Charlotte
Series 2000,
Pre-refunded 06/01/10,
5.500% 06/01/12	1,000,000	1,076,040
Water & Sewer System,
Series 1999,
Pre-refunded 06/01/09,
5.375% 06/01/19	2,545,000	2,686,782
NC Durham Water & Sewer Utility System
Series 2001,
Pre-refunded 06/01/11,
5.250% 06/01/16	1,000,000	1,081,480
NC Eastern Municipal Power Agency
Series 1986 A,
Escrowed to Maturity,
5.000% 01/01/17	2,165,000	2,364,094
Series 1988 A,
Pre-refunded 01/01/22,
6.000% 01/01/26	1,000,000	1,221,520

	Par ($)	Value ($)
NC Iredell County Public Facilities Corp.
Series 2000,
Insured: AMBAC,
Pre-refunded 06/01/10,
5.125% 06/01/18	2,180,000	2,317,842
NC Johnson County
Series 2000,
Insured: FGIC,
Pre-refunded 03/01/10:
5.500% 03/01/12	1,305,000	1,398,725
5.500% 03/01/15	1,925,000	2,080,328
5.500% 03/01/16	2,700,000	2,917,863
NC Medical Care Commission Health Care Facilities
Pitt County Memorial Hospital,
Series 1998 B,
Pre-refunded 12/01/08,
5.000% 12/01/18	1,000,000	1,038,420
NC Medical Care Commission
Pitt County Memorial Hospital,
Series 1998 B,
Pre-refunded 12/01/08,
4.750% 12/01/28	1,000,000	1,033,240
NC Orange County
Series 2000,
Pre-refunded 04/01/10:
5.300% 04/01/17	1,000,000	1,073,850
5.300% 04/01/18	3,445,000	3,699,413
NC Randolph County
Series 2000:
Pre-refunded 06/01/09,
Insured: FSA:
5.500% 06/01/14	1,115,000	1,180,640
5.500% 06/01/15	1,000,000	1,058,870
5.750% 06/01/22	1,350,000	1,438,007
NC Wake County
Series 1993,
Insured: MBIA,
Escrowed to Maturity,
5.125% 10/01/26	3,065,000	3,363,592
Refunded/Escrowed Total		32,106,746
Other Total		32,385,952

See Accompanying Notes to Financial Statements.

Columbia North Carolina Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Resource Recovery – 2.4%
Disposal – 2.4%
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
Champion International Corp.,
Series 1999, AMT,
6.400% 11/01/24	4,000,000	4,207,800
Disposal Total		4,207,800
Resource Recovery Total		4,207,800
Tax-Backed – 42.5%
Local Appropriated – 17.3%
NC Burke County
Series 2006 B
Insured: AMBAC
5.000% 04/01/18	1,425,000	1,544,728
NC Cabarrus County
Series 2001,
5.500% 04/01/13	2,000,000	2,181,620
NC Catawba County
Series 2004,
Insured: MBIA
5.250% 06/01/14	1,500,000	1,646,940
NC Chapel Hill
Series 2005,
5.250% 06/01/21	1,360,000	1,474,131
NC Concord
Series 2001 A,
Insured: MBIA
5.000% 06/01/17	1,490,000	1,572,606
NC Dare County
Series 2005,
Insured: FGIC
5.000% 06/01/20	3,005,000	3,209,580
NC Gaston County
Series 2005,
Insured: MBIA
5.000% 12/01/15	1,350,000	1,470,258
NC Greenville
Series 2004,
Insured: AMBAC
5.250% 06/01/22	2,180,000	2,353,899
NC Henderson County
Series 2006 A,
Insured: AMBAC
5.000% 06/01/16	1,060,000	1,156,895

	Par ($)	Value ($)
NC Nash County
Series 2004,
Insured: FSA
5.250% 06/01/17	1,900,000	2,068,834
NC Pitt County
Series 2000 B,
Insured: FSA:
5.500% 04/01/25	1,000,000	1,062,710
5.750% 04/01/16	1,390,000	1,495,571
NC Randolph County
Series 2003,
Insured: FSA
5.000% 06/01/14	2,395,000	2,588,396
Series 2004,
Insured: FSA:
5.000% 06/01/14	1,640,000	1,772,430
5.000% 06/01/15	2,000,000	2,171,500
5.000% 06/01/18	1,000,000	1,083,340
NC Wilmington
Series 2006 A,
5.000% 06/01/17	1,005,000	1,090,103
Local Appropriated Total		29,943,541
Local General Obligations – 16.8%
NC Cabarrus County
Series 2006:
5.000% 03/01/15	1,000,000	1,090,060
5.000% 03/01/16	1,000,000	1,095,680
NC Charlotte
Series 2002 C:
5.000% 07/01/20	1,570,000	1,668,988
5.000% 07/01/22	1,265,000	1,335,372
NC Craven County
Series 2002,
Insured: AMBAC
5.000% 05/01/19	1,000,000	1,069,030
NC Cumberland County
Series 1998,
Insured: FGIC
5.000% 03/01/17	1,000,000	1,037,230
NC Forsyth County
Series 2003 B,
4.750% 03/01/22	1,945,000	2,027,954
NC Gaston County
Series 2002,
Insured: AMBAC
5.250% 06/01/20	1,500,000	1,626,870
NC High Point
Series 2002,
Insured: MBIA
4.500% 06/01/14	1,275,000	1,337,297

See Accompanying Notes to Financial Statements.

Columbia North Carolina Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
NC Iredell County
Series 2006,
5.000% 02/01/19	2,420,000	2,624,393
NC Mecklenburg County
Series 1993,
6.000% 04/01/11	1,000,000	1,104,030
Series 2001 A:
5.000% 04/01/16	1,170,000	1,251,923
5.000% 04/01/17	2,000,000	2,137,440
NC New Hanover County
Series 2001:
4.600% 06/01/14	1,750,000	1,840,825
5.000% 06/01/17	2,000,000	2,140,640
NC Orange County
Series 2005 A,
5.000% 04/01/22	2,000,000	2,153,460
NC Wilmington
Series 1997 A,
Insured: FGIC:
5.000% 04/01/11	1,000,000	1,026,850
5.000% 04/01/13	1,000,000	1,026,590
Series 2003 A,
Insured: AMBAC
5.000% 06/01/14	1,240,000	1,328,648
Local General Obligations Total		28,923,280
Special Non-Property Tax – 2.2%
NC Charlotte Storm Water Fee
Series 2002,
5.250% 06/01/15	1,315,000	1,429,747
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C,
Insured: FGIC
5.500% 07/01/22	2,000,000	2,335,200
Special Non-Property Tax Total		3,764,947
State Appropriated – 1.2%
NC Infrastructure Finance Corp.
Series 2004,
5.250% 11/01/15	1,800,000	1,978,002
State Appropriated Total		1,978,002
State General Obligations – 5.0%
NC State
Series 2001 A,
4.750% 03/01/14	5,000,000	5,289,250

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2002 F,
Insured: CIFG
5.250% 07/01/23	2,000,000	2,276,660
PR Commonwealth of Puerto Rico
Series 2002 A,
Insured: FGIC
5.500% 07/01/17	1,000,000	1,141,290
State General Obligations Total		8,707,200
Tax-Backed Total		73,316,970
Transportation – 0.6%
Airports – 0.6%
NC Charlotte
Series 1999 B, AMT,
Insured: MBIA
6.000% 07/01/24	1,000,000	1,064,230
Airports Total		1,064,230
Transportation Total		1,064,230
Utilities – 8.7%
Joint Power Authority – 3.1%
NC Eastern Municipal Power Agency
Series 2005,
Insured: AMBAC
5.250% 01/01/20	3,000,000	3,294,810
NC Municipal Power Agency No. 1
Series 1992,
Insured: MBIA
7.250% 01/01/07	2,000,000	2,018,300
Joint Power Authority Total		5,313,110
Municipal Electric – 1.8%
NC Greenville Utilities Commission
Series 2000 A,
Insured: MBIA
5.500% 09/01/19	1,000,000	1,050,220
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1995 Y,
Insured: MBIA
7.000% 07/01/07	1,000,000	1,025,650
TX Sam Rayburn Municipal Power Agency
Series 2002,
5.000% 10/01/07	1,000,000	1,010,590
Municipal Electric Total		3,086,460

See Accompanying Notes to Financial Statements.

Columbia North Carolina Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Water & Sewer – 3.8%
NC Charlotte
Series 2006 A,
5.000% 07/01/19	1,385,000	1,506,977
NC Greensboro City
Series 1998 A:
5.000% 06/01/18	1,000,000	1,028,600
5.500% 06/01/08	1,305,000	1,346,747
NC Raleigh
Series 2006 A,
5.000% 03/01/16 (b)	1,500,000	1,643,520
NC Union County
Series 2003,
Insured: FSA
5.000% 06/01/16	1,045,000	1,113,291
Water & Sewer Total		6,639,135
Utilities Total		15,038,705
Total Municipal Bonds (Cost of $164,639,847)		170,598,232
Investment Company – 1.0%
	Shares
Columbia Tax-Exempt Reserves, Capital Class (c)	1,719,905	1,719,905
Total Investment Company (Cost of $1,719,905)		1,719,905
Total Investments – 99.8% (Cost of $166,359,752)(d)		172,318,137
Other Assets & Liabilities, Net – 0.2%		366,112
Net Assets – 100.0%		$172,684,249

Notes to Investment Portfolio:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) Security purchased on a delayed delivery basis.

(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(d) Cost for federal income tax purposes is $166,359,752.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

MBIA	MBIA Insurance Corp.

XLCA	XL Capital Assurance, Inc.

At September 30, 2006, the Fund held investments in the following:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	42.5%
Other	18.8
Health Care	12.6
Utilities	8.7
Education	6.1
Housing	5.7
Resource Recovery	2.4
Industrials	1.4
Transportation	0.6
Investment Company	1.0
Other Assets & Liabilities, Net	0.2
100.0%

See Accompanying Notes to Financial Statements.

47

Investment Portfolio – Columbia South Carolina Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds – 98.9%

	Par ($)	Value ($)
Education – 6.7%
Education – 6.7%
IL Educational Facilities Authority
Depaul University,
Series 2003 C,
Insured: AMBAC
5.000% 09/01/18	8,650,000	8,827,498
SC Florence Darlington Commissions for Technical Education
Series 2005 A,
Insurer: MBIA:
5.000% 03/01/18	1,725,000	1,861,085
5.000% 03/01/20	1,905,000	2,042,827
Education Total		12,731,410
Education Total		12,731,410
Health Care – 11.8%
Hospitals – 11.8%
SC Charleston County Hospital Facility
Care Alliance Health Services,
Series 1999 A,
Insured: FSA:
5.000% 08/15/12	1,000,000	1,043,860
5.125% 08/15/15	6,370,000	6,954,511
SC Horry County Hospital Facilities Revenue
Series 1998,
Insured: AMBAC:
4.750% 07/01/10	1,100,000	1,131,988
4.875% 07/01/11	1,200,000	1,236,600
SC Jobs Economic Development Authority
Anderson Area Medical Center,
Series 1999,
Insured: FSA
5.300% 02/01/14	4,375,000	4,551,794
Georgetown Memorial Hospital,
Series 2001,
Insured: RAD
5.250% 02/01/21	1,250,000	1,314,688
SC Lexington County Health Services
Lexington Medical Center,
Series 2003,
5.500% 11/01/23	2,000,000	2,126,400
Lexmed, Inc.,
Series 1997,
Insured: FSA
5.125% 11/01/21	3,000,000	3,120,060

	Par ($)	Value ($)
SC Spartanburg County Health Services
Series 1997 B,
Insured: MBIA
5.125% 04/15/17	1,000,000	1,016,150
Hospitals Total		22,496,051
Health Care Total		22,496,051
Industrials – 3.0%
Forest Products & Paper – 3.0%
SC Georgetown County Environmental Control
International Paper Co.,
Series 1997 A, AMT,
5.700% 10/01/21	500,000	515,295
SC Georgetown County Pollution Control
International Paper Co.,
Series 1999 A,
5.125% 02/01/12	5,000,000	5,216,450
Forest Products & Paper Total		5,731,745
Industrials Total		5,731,745
Other – 11.7%
Other – 0.6%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/15	260,000	279,206
SC Columbia Parking Facilities Revenue
Series 1994,
Insured: AMBAC
5.750% 12/01/09	1,000,000	1,003,530
Other Total		1,282,736
Refunded/Escrowed(a) – 9.1%
IL Chicago
Series 2001 A,
Pre-refunded 01/01/11,
Insured: MBIA
5.500% 01/01/14	1,845,000	2,000,958
SC Beaufort County School District
Series 2001 A,
Pre-refunded 03/01/11,
5.000% 03/01/18	1,135,000	1,200,819
SC Berkeley County School District
Series 2000,
Pre-refunded 04/01/08,
5.000% 04/01/21	1,000,000	1,039,740

See Accompanying Notes to Financial Statements.

48

Columbia South Carolina Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
SC Berkeley County Water & Sewer Revenue
Series 2003,
Pre-refunded 01/03/13,
Insured: MBIA
5.250% 06/01/19	845,000	924,227
SC Charleston County Hospital Facility
Series 1992,
Escrowed to Maturity,
Insured: MBIA
6.000% 10/01/09	1,000,000	1,001,930
SC Georgetown County School District
Series 2000,
Pre-refunded 03/01/11,
5.250% 03/01/19	1,000,000	1,068,140
SC Jobs Economic Development Authority
Palmetto Health Alliance,
Series 2000 A,
Pre-refunded 12/12/10,
7.125% 12/15/15	5,500,000	6,317,520
SC Lexington Water & Sewer Authority
Series 1997,
Pre-refunded 10/01/14,
Insured: RAD
5.450% 04/01/19	2,000,000	2,110,040
SC Medical University Hospital Facilities Revenue
Series 1999,
Escrowed to Maturity,
5.500% 07/01/09	1,575,000	1,653,167
Refunded/Escrowed Total		17,316,541
Tobacco – 2.0%
SC Tobacco Settlement Management Authority
San Diego County Tabacco,
Series 2001 B,
6.375% 05/15/28	3,500,000	3,773,070
Tobacco Total		3,773,070
Other Total		22,372,347
Resource Recovery – 2.2%
Resource Recovery – 2.2%
SC Charleston County Resources Recovery
Foster Wheeler Charleston,
Series 1997, AMT,
Insured: AMBAC
5.250% 01/01/10	4,000,000	4,192,040
Resource Recovery Total		4,192,040
Resource Recovery Total		4,192,040

	Par ($)	Value ($)
Tax-Backed – 29.1%
Local Appropriated – 11.7%
SC Charleston County
Series 2005,
Insured: MBIA
5.125% 06/01/17	2,470,000	2,685,384
SC Charleston Educational Excellence Financing Corp.
Series 2005,
5.250% 12/01/26	3,000,000	3,216,300
Series 2006,
5.000% 12/01/19	2,000,000	2,139,960
SC Dorchester County School District No. 002
Series 2004,
5.250% 12/01/29	1,000,000	1,050,750
Series 2006,
5.000% 12/01/30	1,000,000	1,036,260
SC Greenville County School District I
Series 2003,
5.250% 12/01/16	4,625,000	5,000,689
Series 2006:
5.000% 12/01/15	3,290,000	3,572,446
Insured: FSA
5.000% 12/01/15	500,000	544,135
SC Hilton Head Island Public Facilities Corp.
Series 2006,
Insured: MBIA
5.000% 08/01/14	1,600,000	1,732,192
SC Newberry Investing in Educational School District
Series 2005,
5.250% 12/01/15	1,265,000	1,360,381
Local Appropriated Total		22,338,497
Local General Obligations – 11.3%
IL Chicago
Series 2001 A,
Insured: MBIA
5.500% 01/01/14	655,000	706,863
SC Anderson County School District No. 004
Series 2005,
Insured: FSA
5.250% 03/01/19	1,115,000	1,230,670
SC Dorchester County Transportation
Series 2006 A,
Insurer: XLCA
5.000% 05/01/15	1,000,000	1,091,260
SC Hilton Head Island Public Facilities Corp.
Series 2002 A,
Insured: AMBAC
5.000% 12/01/16	1,825,000	1,989,031

See Accompanying Notes to Financial Statements.

49

Columbia South Carolina Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2005 A,
Insured: AMBAC
5.000% 12/01/17	1,960,000	2,129,854
SC Richland County School District No. 001
Series 2001 A,
5.250% 03/01/19	3,570,000	3,821,400
SC Spartanburg County School District No. 007
Series 2001:
4.000% 03/01/12	1,275,000	1,300,959
4.125% 03/01/13	3,240,000	3,332,372
5.000% 03/01/18	2,000,000	2,193,700
SC York County School District No. 003
Series 2001,
5.000% 03/01/12	3,410,000	3,640,925
Local General Obligations Total		21,437,034
Special Non-Property Tax – 3.5%
IL Metropolitan Pier & Exposition Authority
Series 2002 B,
Insured: MBIA
5.750% 06/15/23	2,000,000	2,205,860
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C,
Insured: FGIC
5.500% 07/01/22	2,505,000	2,924,838
SC Hilton Head Island Public Facilities Corp.
Series 2002,
Insured: MBIA
5.250% 12/01/16	1,440,000	1,559,606
Special Non-Property Tax Total		6,690,304
State Appropriated – 2.0%
SC Berkeley County School District
Series 2006,
5.000% 12/01/22	3,545,000	3,714,735
State Appropriated Total		3,714,735
State General Obligations – 0.6%
PR Commonwealth of Puerto Rico
Series 2002 A,
Insured: FGIC
5.500% 07/01/17	1,000,000	1,141,290
State General Obligations Total		1,141,290
Tax-Backed Total		55,321,860
Transportation – 5.6%
Transportation – 5.6%
SC Transportation Infrastructure Bank
Series 2001 B,
Insured: AMBAC
5.250% 10/01/17	3,670,000	3,912,220

	Par ($)	Value ($)
Series 2004 A,
Insured: AMBAC
5.000% 10/01/16	1,985,000	2,139,155
Series 2005 A,
Insured: FSA
5.250% 10/01/20	4,000,000	4,550,640
Transportation Total		10,602,015
Transportation Total		10,602,015
Utilities – 28.8%
Investor Owned – 2.0%
SC Jobs-Economic Development Authority
Electric & Gas Co.,
Series 2002, AMT,
Insured: AMBAC
4.200% 11/01/12	3,615,000	3,688,312
Investor Owned Total		3,688,312
Joint Power Authority – 5.7%
SC Public Service Authority
Series 1999 A,
Insured: MBIA
5.625% 01/01/13	2,000,000	2,138,500
Series 2001 A,
Insured: FSA
5.250% 01/01/18	1,615,000	1,737,175
Series 2002 A,
Insured: FSA
5.500% 01/01/17	1,480,000	1,623,205
Series 2002 D,
Insured: FSA
5.000% 01/01/18	2,000,000	2,123,240
WA Energy Northwest Electric Revenue
Series 2002 A,
Insured: MBIA
5.500% 07/01/17	3,000,000	3,264,480
Joint Power Authority Total		10,886,600
Municipal Electric – 6.3%
SC Piedmont Municipal Power Agency
Series 2001 A,
Insured: MBIA
5.250% 01/01/09	3,500,000	3,566,325
SC Rock Hill Utility System Revenue
Series 2003 A,
Insured: FSA:
5.250% 01/01/13	2,350,000	2,558,468
5.375% 01/01/19	1,500,000	1,631,220

See Accompanying Notes to Financial Statements.

50

Columbia South Carolina Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
SC Winnsboro Utility Revenue
Series 1999,
Insured: MBIA
5.250% 08/15/13	1,020,000	1,117,461
TX Sam Rayburn Municipal Power Agency
Series 2002,
6.000% 10/01/16	3,000,000	3,184,290
Municipal Electric Total		12,057,764
Water & Sewer – 14.8%
SC Berkeley County Water & Sewer Revenue
Series 2003,
Insured: MBIA:
5.250% 06/01/17	2,790,000	3,022,881
5.250% 06/01/19	155,000	167,938
SC Camden Public Utility Revenue
Series 1997,
Insured: MBIA
5.500% 03/01/17	50,000	51,349
SC Columbia Water & Sewer Systems
Series 1993,
5.500% 02/01/09	7,000,000	7,311,430
SC Grand Strand Water & Sewer Authority Systems
Series 2002 A,
Insured: FSA
5.375% 06/01/14	2,000,000	2,176,280
SC Greenville Waterworks Revenue
Series 2002,
5.250% 02/01/14	1,555,000	1,673,849
SC Mount Pleasant Water & Sewer Revenue
Series 2002,
Insured: FGIC:
5.250% 12/01/16	1,980,000	2,144,459
5.250% 12/01/18	1,270,000	1,370,406
SC North Charleston Water & Sewer District
Series 2002,
Insured: FSA
5.500% 07/01/17	3,040,000	3,337,464
SC Western Carolina Regional Sewer Authority
Series 2005 B,
Insured: FSA
5.250% 03/01/16	6,250,000	6,955,124
Water & Sewer Total		28,211,180
Utilities Total		54,843,856
Total Municipal Bonds (Cost of $182,296,178)		188,291,324

Investment Company – 0.2%
	Shares	Value ($)
Columbia Tax-Exempt Reserves, Capital Class (b)	287,000	287,000
Total Investment Company (Cost of $287,000)		287,000
Total Investments – 99.1% (Cost of $182,583,178)(c)		188,578,324
Other Assets & Liabilities, Net – 0.9%		1,770,215
Net Assets – 100.0%		$190,348,539

Notes to Investment Portfolio:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(c) Cost for federal income tax purposes is $182,583,178.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

MBIA	MBIA Insurance Corp.

RAD	Radian Asset Assurance

XLCA	XL Capital Assurance, Inc.

At September 30, 2006, the Fund held investments in the following:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	29.1%
Utilities	28.8
Health Care	11.8
Other	11.7
Education	6.7
Transportation	5.6
Industrials	3.0
Resource Recovery	2.2
Investment Company	0.2
Other Assets & Liabilities, Net	0.9
100.0%

See Accompanying Notes to Financial Statements.

51

Investment Portfolio – Columbia Virginia Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds – 98.9%

	Par ($)	Value ($)
Education – 1.7%
Education – 1.7%
VA Amherst Industrial Development Authority
Sweet Rriar Institute,
Series 2006,
5.000% 09/01/26	1,000,000	1,046,150
VA College Building Authority
Regent University,
Series 2006,
5.000% 06/01/21	1,100,000	1,146,189
University of Richmond,
Series 2002 A,
5.000% 03/01/32	1,500,000	1,546,740
Washington & Lee University,
Series 2006,
5.000% 01/01/15	610,000	663,222
VA Roanoke County Industrial Development Authority
Hollins College,
Series 1998,
5.200% 03/15/17	1,115,000	1,154,215
Education Total		5,556,516
Education Total		5,556,516
Health Care – 4.1%
Continuing Care Retirement – 0.6%
VA Fairfax County Economic Development Authority
Greenspring Village, Inc.,
Series 2006 A,
4.750% 10/01/26 (a)	2,000,000	2,023,840
Continuing Care Retirement Total		2,023,840
Hospitals – 3.5%
AZ University Medical Center Corp. Hospital Revenue
Series 2004,
5.250% 07/01/14	1,000,000	1,066,100
FL Miami-Dade County Health Authority
Series 2001 A,
Insured: AMBAC
4.375% 08/15/10	1,195,000	1,222,975
MS Hospital Facilities & Equipment Authority
Forrest County General Hospital,
Series 2000,
Insured: FSA
5.625% 01/01/20	1,285,000	1,380,398

	Par ($)	Value ($)
VA Fairfax County Industrial Development Authority
Inova Health Systems,
Series 1993,
Insured: MBIA
5.250% 08/15/19	1,000,000	1,114,120
VA Medical College of Virginia Hospital Authority
University Health Services,
Series 1998,
Insured: MBIA
4.800% 07/01/11	1,000,000	1,037,580
VA Roanoke Industrial Development Authority
Carilion Health Center,
Series 2002 A,
Insured: MBIA
5.250% 07/01/12	4,000,000	4,309,920
WI Health & Educational Facilities Authority
Agnesian Healthcare, Inc.,
Series 2001,
6.000% 07/01/21	1,000,000	1,067,460
Hospitals Total		11,198,553
Health Care Total		13,222,393
Housing – 3.3%
Multi-Family – 3.3%
VA Alexandria Redevelopment & Housing Authority
Multi-Family Housing Mortgage Revenue,
Series 1996 A, AMT,
6.050% 07/01/16	2,000,000	2,025,840
VA Housing Development Authority
Series 2000 B, AMT,
5.875% 08/01/15	2,655,000	2,766,722
VA Suffolk Redevelopment & Housing Authority
WindsorFieldstone LP,
Series 2001,
4.850% 07/01/31	5,800,000	6,041,860
Multi-Family Total		10,834,422
Housing Total		10,834,422
Industrials – 1.5%
Chemicals – 0.2%
VA Giles County Industrial Development Authority
Hoechst Celanese Corp.,
Series 1995, AMT,
5.950% 12/01/25	550,000	556,573
Chemicals Total		556,573

See Accompanying Notes to Financial Statements.

52

Columbia Virginia Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Forest Products & Paper – 1.3%
AL Mobile Industrial Development Board Pollution Control Revenue
International Paper Co.,
Series 1998 B,
4.750% 04/01/10	2,250,000	2,292,142
GA Richmond County Development Authority
International Paper Co.,
Series 2001 A,
5.150% 03/01/15	1,450,000	1,520,804
MS Warren County Environmental Improvement
International Paper Co.,
Series 2000 A, AMT,
6.700% 08/01/18	500,000	539,600
Forest Products & Paper Total		4,352,546
Industrials Total		4,909,119
Other – 26.7%
Other – 3.4%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/14	560,000	599,083
VA Norfolk Parking Systems Revenue
Series 2005 A,
Insured: MBIA
5.000% 02/01/21	5,170,000	5,537,018
VA Virginia Beach Development Authority
Series 2005 A,
5.000% 05/01/21	4,465,000	4,790,052
Other Total		10,926,153
Pool/Bond Bank – 11.3%
AK Municipal Bond Bank Authority
Series 2003,
Insured: MBIA
5.250% 12/01/18	1,385,000	1,494,720
VA Public School Financing Authority
Series 1998 A,
4.875% 08/01/14	1,445,000	1,486,529
Series 2004 C,
5.000% 08/01/16	8,425,000	9,253,851
VA Resources Authority Airports Revenue
Series 2001 A,
5.250% 08/01/18	1,205,000	1,271,757
VA Resources Authority Clean Water Revenue
Series 2005:
5.500% 10/01/19	5,180,000	6,024,910
5.500% 10/01/21	6,475,000	7,611,104

	Par ($)	Value ($)
VA Resources Authority Infrastructure Revenue
Pooled Financing Program:
Series 2000 A,
Insured: MBIA:
5.500% 05/01/21	1,070,000	1,152,561
5.500% 05/01/22	1,120,000	1,206,419
Series 2002 B,
5.000% 11/01/13	1,175,000	1,270,739
Series 2003:
5.000% 11/01/18	1,075,000	1,151,024
5.000% 11/01/19	1,125,000	1,204,560
5.000% 11/01/21	1,185,000	1,268,803
5.000% 11/01/22	1,100,000	1,167,969
Series 2005 B,
5.000% 11/01/18	1,030,000	1,118,601
Pool/Bond Bank Total		36,683,547
Refunded/Escrowed(b) – 9.4%
AZ School Facilities Board
Series 2002,
Pre-refunded 07/01/12,
5.250% 07/01/14	2,030,000	2,202,611
FL Volusia County Educational Facilities Authority
Emery-Riddle Aeron University,
Series 1996 A,
Pre-refunded 10/15/06,
6.125% 10/15/16	2,100,000	2,144,184
TX Trinity River Authority Water Revenue
Series 2003,
Pre-refunded 02/01/13,
Insured: MBIA
5.500% 02/01/14	2,795,000	3,084,618
VA Arlington County Industrial Development Authority
The Nature Conservancy,
Series 1997 A,
Pre-refunded 07/01/07,
5.450% 07/01/27	1,000,000	1,033,990
Virginia Hospital Center,
Series 2001,
Pre-refunded 07/01/11,
5.500% 07/01/13	1,000,000	1,089,370
VA Commonwealth Transportation Board
Series 1997 A,
Pre-refunded 05/15/07,
5.250% 05/15/22	1,000,000	1,020,640
VA Fairfax County Water & Sewer Authority
Series 2000,
Pre-refunded 04/01/10,
5.625% 04/01/25	3,000,000	3,237,210

See Accompanying Notes to Financial Statements.

53

Columbia Virginia Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
VA Loudoun County
Series 2001 C,
Pre-refunded 11/01/11,
5.000% 11/01/14	510,000	548,648
VA Montgomery County Industrial Development Authority
Series 2000 B,
Pre-refunded 01/15/11,
Insured: AMBAC
5.500% 01/15/22	2,000,000	2,167,820
VA Norfolk
Series 1998,
Pre-refunded 07/01/08,
Insured: FGIC
5.000% 07/01/13	475,000	491,307
VA Resources Authority Water & Sewer Systems Revenue
Series 1996 A,
Pre-refunded 04/01/07,
5.500% 04/01/17	1,020,000	1,050,284
VA Richmond
Series 1999 A,
Pre-refunded 01/15/10,
Insured: FSA
5.000% 01/15/19	2,855,000	3,013,567
VA Virginia Beach Water & Sewer Revenue
Series 2000,
Pre-refunded 08/01/10:
5.250% 08/01/17	1,790,000	1,901,517
5.250% 08/01/18	1,935,000	2,055,550
5.250% 08/01/19	2,035,000	2,161,780
VA Virginia Beach
Series 2000,
Pre-refunded 03/01/10,
5.500% 03/01/17	3,060,000	3,284,604
Refunded/Escrowed Total		30,487,700
Tobacco – 2.6%
VA Tobacco Settlement Financing Corp.
Series 2005:
5.250% 06/01/19	4,000,000	4,152,040
5.500% 06/01/26	4,250,000	4,463,307
Tobacco Total		8,615,347
Other Total		86,712,747

	Par ($)	Value ($)
Resource Recovery – 2.3%
Disposal – 1.2%
VA Arlington County Industrial Development Authority
Ogden Martin Systems of Union,
Series 1998 B, AMT,
Insured: FSA
5.250% 01/01/10	1,855,000	1,919,109
VA Southeastern Public Service Authority
Series 1993 A,
Insured: MBIA
5.100% 07/01/08	2,000,000	2,054,600
Disposal Total		3,973,709
Resource Recovery – 1.1%
VA Fairfax County Economic Development Authority
Series 1998 A, AMT,
Insured: AMBAC
6.050% 02/01/09	3,385,000	3,565,285
Resource Recovery Total		3,565,285
Resource Recovery Total		7,538,994
Tax-Backed – 50.2%
Local Appropriated – 7.1%
VA Arlington County Industrial Development Authority
Series 2004:
5.000% 08/01/17	1,205,000	1,296,086
5.000% 08/01/18	1,205,000	1,293,218
VA Bedford County Economic Development Authority
Series 2006,
Insured: MBIA
5.000% 05/01/15	1,230,000	1,340,368
VA Culpepper Industrial Development Authority
Series 2005,
Insured: MBIA
5.000% 01/01/21	2,060,000	2,197,526
VA Fairfax County Economic Development Authority
Series 2005 I-A,
5.000% 04/01/19	1,380,000	1,486,702
Series 2005,
5.000% 01/15/24	2,315,000	2,458,437
VA Hampton Roads Regional Jail Authority
Series 2004,
Insured: MBIA:
5.000% 07/01/14	1,750,000	1,895,932
5.000% 07/01/15	1,685,000	1,819,632
5.000% 07/01/16	1,930,000	2,077,491

See Accompanying Notes to Financial Statements.

54

Columbia Virginia Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
VA New Kent County Economic Development Authority
Series 2006,
Insured: FSA:
5.000% 02/01/15	1,000,000	1,085,620
5.000% 02/01/21	2,075,000	2,241,892
VA Prince William County
Series 2006 A,
Insured: AMBAC:
5.000% 09/01/17	800,000	872,288
5.000% 09/01/21	1,625,000	1,751,441
VA Prince William County Industrial Development Authority
Series 1996,
6.000% 02/01/14	100,000	102,140
Series 2005,
5.250% 02/01/17	1,115,000	1,242,812
Local Appropriated Total		23,161,585
Local General Obligations – 19.9%
VA Arlington County
Series 1993,
6.000% 06/01/12	3,285,000	3,693,588
Series 2006,
5.000% 08/01/17	4,000,000	4,400,440
VA Chesapeake
Series 1998,
4.650% 08/01/11	1,000,000	1,038,060
VA Chesterfield County
Series 2005,
5.000% 01/01/17	3,995,000	4,343,564
VA Hampton
Series 2004,
5.000% 02/01/15	1,275,000	1,375,763
Series 2005 A,
Insured: FGIC
5.000% 04/01/18	1,500,000	1,623,885
VA James City County
Series 2003,
5.000% 12/15/13	2,175,000	2,359,853
VA Loudoun County
Series 1998 B,
5.250% 12/01/15	1,000,000	1,119,740
Series 2005 A,
5.000% 07/01/14	4,000,000	4,364,480
VA Newport News
Series 2006 B:
5.250% 02/01/18	3,030,000	3,404,750
5.250% 02/01/19	2,365,000	2,670,274

	Par ($)	Value ($)
VA Norfolk
Series 1998,
Insured: FGIC:
5.000% 07/01/11	2,450,000	2,531,144
5.000% 07/01/13	525,000	541,937
Series 2002 B,
Insured: FSA
5.250% 07/01/11	2,000,000	2,149,280
Series 2005,
Insured: MBIA
5.000% 03/01/15	5,070,000	5,530,407
VA Portsmouth
Series 2001 A,
Insured: FGIC
5.500% 06/01/17	1,030,000	1,059,396
Series 2003,
Insured: FSA:
5.000% 07/01/17	4,385,000	4,729,223
5.000% 07/01/19	2,060,000	2,209,556
Series 2006 A,
Insured: MBIA
5.000% 07/01/16	1,000,000	1,098,710
VA Richmond
Series 2002,
Insured: FSA
5.250% 07/15/11	2,150,000	2,311,487
Series 2005 A,
Insured: FSA
5.000% 07/15/15	8,840,000	9,667,070
VA Virginia Beach
Series 2004 B:
5.000% 05/01/13	1,305,000	1,409,139
5.000% 05/01/17	1,000,000	1,101,300
Local General Obligations Total		64,733,046
Special Non-Property Tax – 7.3%
IL Metropolitan Pier & Exposition Authority
Series 2002 B,
Insured: MBIA
5.250% 06/15/11	4,500,000	4,819,050
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C,
Insured: FGIC:
5.500% 07/01/19	5,000,000	5,775,850
5.500% 07/01/22	5,000,000	5,838,000
VA Greater Richmond Convention Center Authority
Series 2005,
Insured: MBIA:
5.000% 06/15/18	3,800,000	4,092,904
5.000% 06/15/25	3,000,000	3,182,400
Special Non-Property Tax Total		23,708,204

See Accompanying Notes to Financial Statements.

55

Columbia Virginia Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Special Property Tax – 1.0%
VA Fairfax County Economic Development Authority
Series 2004,
Insured: MBIA
5.000% 04/01/24	2,865,000	3,035,840
Special Property Tax Total		3,035,840
State Appropriated – 10.0%
VA Biotechnology Research Park Authority
Series 2001,
5.125% 09/01/16	1,100,000	1,167,881
VA College Building Authority
Series 2002 A,
5.000% 02/01/15	1,270,000	1,351,788
Series 2004 A,
5.000% 02/01/17	3,650,000	3,922,728
VA Commonwealth Transportation Board Authority
Series 1997 C:
5.125% 05/15/19	1,245,000	1,267,472
Insured: MBIA
5.000% 05/15/13	3,375,000	3,435,446
VA Port Authority
Series 1997, AMT,
Insured: MBIA
5.650% 07/01/17	1,000,000	1,022,520
Series 2003, AMT,
Insured: MBIA:
5.125% 07/01/14	1,360,000	1,465,142
5.125% 07/01/15	1,430,000	1,537,021
5.250% 07/01/17	1,585,000	1,706,474
VA Public Building Authority
Series 2002 A,
5.000% 08/01/14	2,790,000	2,989,346
Series 2005 C:
5.000% 08/01/14	3,900,000	4,237,389
5.000% 08/01/18	1,000,000	1,082,610
Series 2006 A,
5.000% 08/01/15	6,775,000	7,411,105
State Appropriated Total		32,596,922
State General Obligations – 4.9%
PR Commonwealth of Puerto Rico
Series 2002 A,
Insured: FGIC
5.500% 07/01/17	2,000,000	2,282,580
VA State
Series 2004 B,
5.000% 06/01/15	7,725,000	8,396,534
WA State
Series 1997 F,
5.375% 07/01/22	5,035,000	5,093,205
State General Obligations Total		15,772,319
Tax-Backed Total		163,007,916

	Par ($)	Value ($)
Transportation – 1.3%
Air Transportation – 0.6%
TN Memphis Shelby County Airport Authority
FedEx Corp.,
Series 2001,
5.000% 09/01/09	2,000,000	2,054,580
Air Transportation Total		2,054,580
Airports – 0.3%
DC Metropolitan Airport Authority
Series 1998 B, AMT,
Insured: MBIA
5.250% 10/01/10	1,000,000	1,038,690
Airports Total		1,038,690
Toll Facilities – 0.4%
VA Richmond Metropolitan Authority
Series 1998,
Insured: FGIC
5.250% 07/15/17	1,000,000	1,098,000
Toll Facilities Total		1,098,000
Transportation Total		4,191,270
Utilities – 7.8%
Investor Owned – 0.6%
KS Burlington
Kansas City Power & Light,
Series 1998 K,
4.750% 09/01/15	2,000,000	2,012,600
Investor Owned Total		2,012,600
Joint Power Authority – 0.3%
WA Energy Northwest Electric
Series 2002 A,
Insured: MBIA
5.750% 07/01/18	1,000,000	1,100,980
Joint Power Authority Total		1,100,980
Municipal Electric – 0.7%
TX Sam Rayburn Municipal Power Agency
Series 2002,
6.000% 10/01/16	2,000,000	2,122,860
Municipal Electric Total		2,122,860
Water & Sewer – 6.2%
VA Fairfax County Water Authority
Series 1992,
6.000% 04/01/22	3,000,000	3,093,750
Series 2005 B,
5.250% 04/01/19	1,835,000	2,078,321

See Accompanying Notes to Financial Statements.

56

Columbia Virginia Intermediate Municipal Bond Fund, September 30, 2006 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
VA Norfolk
Series 1995,
Insured: MBIA
5.700% 11/01/10	2,000,000	2,043,200
VA Prince William County Service Authority
Series 2003,
5.000% 07/01/13	3,350,000	3,622,590
VA Resources Authority
Series 1998:
5.000% 05/01/18	2,970,000	3,053,249
5.000% 05/01/22	2,000,000	2,050,140
VA Upper Occoquan Sewage Authority
Series 1995 A,
Insured: MBIA
5.150% 07/01/20	1,295,000	1,449,843
Series 2005,
Insured: FSA
5.000% 07/01/21	2,640,000	2,837,287
Water & Sewer Total		20,228,380
Utilities Total		25,464,820
Total Municipal Bonds (Cost of $315,039,089)		321,438,197
Investment Company – 0.8%
	Shares
Columbia Tax-Exempt Reserves, Capital Class (c)	2,643,537	2,643,537
Total Investment Company (Cost of $2,643,537)		2,643,537
Total Investments – 99.7% (Cost of $317,682,626)(d)		324,081,734
Other Assets & Liabilities, Net – 0.3%		1,054,769
Net Assets – 100.0%		$325,136,503

Notes to Investment Portfolio:

(a) Security purchased on a delayed delivery basis.

(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(d) Cost for federal income tax purposes is $317,682,626.

At September 30, 2006 the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
10-Year U.S. Treasury Note	102	$11,022,375	$11,028,418	Dec-06	$6,043

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

MBIA	MBIA Insurance Corp.

At September 30, 2006, the Fund held investments in the following:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	50.2%
Other	26.7
Utilities	7.8
Health Care	4.1
Housing	3.3
Resource Recovery	2.3
Education	1.7
Industrials	1.5
Transportation	1.3
Investment Company	0.8
Other Assets & Liabilities, Net	0.3
100.0%

See Accompanying Notes to Financial Statements.

57

Statements of Assets and Liabilities – Municipal Bond Funds
September 30, 2006 (Unaudited)

	($)	($)	($)	($)
	Short Term Municipal Bond Fund	California Intermediate Municipal Bond Fund	Georgia Intermediate Municipal Bond Fund	Maryland Intermediate Municipal Bond Fund
Assets
Unaffiliated investments, at identified cost	460,201,266	130,368,728	116,184,869	168,936,613
Affiliated investments, at identified cost	9,964,153	3,114,000	1,446,429	359,614
Total investments, at identified cost	470,165,419	133,482,728	117,631,298	169,296,227
Unaffiliated investments, at value	459,828,378	133,183,875	120,433,710	174,300,816
Affiliated investments, at value	9,964,153	3,114,000	1,446,429	359,614
Total investments, at value	469,792,531	136,297,875	121,880,139	174,660,430
Cash	276	41	98	902
Receivable for:
Fund shares sold	195,176	1,266,325	189,764	292,698
Interest	5,487,367	1,610,726	1,599,883	2,410,773
Futures variation margin	—	4,031	—	—
Expense reimbursement due from Investment Advisor	48,030	21,873	22,728	22,579
Other assets	—	600	—	—
Total Assets	475,523,380	139,201,471	123,692,612	177,387,382
Liabilities
Payable for:
Investments purchased on delayed delivery basis	3,510,000	—	—	—
Fund shares redeemed	2,274,999	696,936	86,778	1,235,405
Distributions	1,127,519	392,835	364,774	494,459
Investment advisory fee	119,500	44,696	40,338	58,445
Administration fee	49,380	10,478	9,060	15,146
Transfer agent fee	47,385	1,719	4,614	11,454
Pricing and bookkeeping fees	16,758	8,076	8,101	8,518
Trustees fees	70,863	32,399	81,084	98,720
Custody fee	8,422	344	1,479	2,751
Legal fee	55,420	52,101	60,589	49,951
Distribution and service fees	27,107	3,279	6,960	11,575
Chief compliance officer expenses	1,551	1,035	1,015	1,095
Other liabilities	60,425	18,642	20,778	33,456
Total Liabilities	7,369,329	1,262,540	685,570	2,020,975
Net Assets	468,154,051	137,938,931	123,007,042	175,366,407
Net Assets consist of
Paid-in capital	475,645,118	135,269,179	120,082,669	172,688,860
Undistributed (overdistributed) net investment income	95,589	(13,626)	230,397	216,499
Accumulated net realized gain (loss)	(7,213,768)	(134,317)	(1,554,865)	(2,903,155)
Net unrealized appreciation (depreciation) on:
Investments	(372,888)	2,815,147	4,248,841	5,364,203
Futures contracts	—	2,548	—	—
Net Assets	468,154,051	137,938,931	123,007,042	175,366,407

See Accompanying Notes to Financial Statements.

58

	($)	($)	($)
	North Carolina Intermediate Municipal Bond Fund	South Carolina Intermediate Municipal Bond Fund	Virginia Intermediate Municipal Bond Fund
Assets
Unaffiliated investments, at identified cost	164,639,847	182,296,178	315,039,089
Affiliated investments, at identified cost	1,719,905	287,000	2,643,537
Total investments, at identified cost	166,359,752	182,583,178	317,682,626
Unaffiliated investments, at value	170,598,232	188,291,324	321,438,197
Affiliated investments, at value	1,719,905	287,000	2,643,537
Total investments, at value	172,318,137	188,578,324	324,081,734
Cash	240	394	473
Receivable for:
Fund shares sold	170,455	223,745	327,952
Interest	2,629,077	2,400,104	4,120,528
Futures variation margin	—	—	9,563
Expense reimbursement due from Investment Advisor	25,796	23,367	30,909
Other assets	—	—	568
Total Assets	175,143,705	191,225,934	328,571,727
Liabilities
Payable for:
Investments purchased on delayed delivery basis	1,638,510	—	2,031,740
Fund shares redeemed	38,800	56,703	195,172
Distributions	506,640	559,004	889,152
Investment advisory fee	56,644	62,894	106,760
Administration fee	14,530	16,624	31,435
Transfer agent fee	10,091	5,386	3,361
Pricing and bookkeeping fees	8,843	6,981	9,452
Trustees fees	94,796	79,840	85,492
Custody fee	2,830	3,846	7,973
Legal fee	43,874	47,176	45,981
Distribution and service fees	11,233	12,216	14,937
Chief compliance officer expenses	1,087	1,114	1,308
Other liabilities	31,578	25,611	12,461
Total Liabilities	2,459,456	877,395	3,435,224
Net Assets	172,684,249	190,348,539	325,136,503
Net Assets consist of
Paid-in capital	165,425,496	182,545,889	317,428,520
Undistributed (overdistributed) net investment income	840,297	1,165,160	916,833
Accumulated net realized gain (loss)	460,071	642,344	385,999
Net unrealized appreciation (depreciation) on:
Investments	5,958,385	5,995,146	6,399,108
Futures contracts	—	—	6,043
Net Assets	172,684,249	190,348,539	325,136,503

See Accompanying Notes to Financial Statements.

59

Statements of Assets and Liabilities – Municipal Bond Funds
September 30, 2006 (Unaudited)

	Short Term Municipal Bond Fund	California Intermediate Municipal Bond Fund	Georgia Intermediate Municipal Bond Fund	Maryland Intermediate Municipal Bond Fund
Class A
Net assets	$41,297,263	$6,711,557	$16,120,494	$24,892,344
Shares outstanding	4,057,030	694,899	1,521,508	2,331,562
Net asset value per share (a)	$10.18	$9.66	$10.60	$10.68
Maximum sales charge	1.00%	3.25%	3.25%	3.25%
Maximum offering price per share (b)	$10.28	$9.98	$10.96	$11.04
Class B
Net assets	$839,111	$833,902	$2,354,578	$5,565,638
Shares outstanding	82,438	86,430	222,104	521,109
Net asset value and offering price per share (a)	$10.18	$9.65	$10.60	$10.68
Class C
Net assets	$20,705,527	$1,286,239	$1,957,432	$1,864,066
Shares outstanding	2,034,159	133,155	184,726	174,610
Net asset value and offering price per share (a)	$10.18	$9.66	$10.60	$10.68
Class Z
Net assets	$405,312,150	$129,107,233	$102,574,538	$143,044,359
Shares outstanding	39,823,047	13,391,860	9,681,055	13,396,806
Net asset value, offering and redemption price per share	$10.18	$9.64	$10.60	$10.68

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $100,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

60

	North Carolina Intermediate Municipal Bond Fund	South Carolina Intermediate Municipal Bond Fund	Virginia Intermediate Municipal Bond Fund
Class A
Net assets	$18,145,636	$17,271,937	$51,407,550
Shares outstanding	1,734,537	1,668,674	4,764,045
Net asset value per share (a)	$10.46	$10.35	$10.79
Maximum sales charge	3.25%	3.25%	3.25%
Maximum offering price per share (b)	$10.81	$10.70	$11.15
Class B
Net assets	$4,043,522	$3,701,188	$3,771,517
Shares outstanding	386,602	357,501	349,462
Net asset value and offering price per share (a)	$10.46	$10.35	$10.79
Class C
Net assets	$4,972,141	$6,606,356	$1,497,857
Shares outstanding	475,323	637,918	138,825
Net asset value and offering price per share (a)	$10.46	$10.36	$10.79
Class Z
Net assets	$145,522,950	$162,769,058	$268,459,579
Shares outstanding	13,916,724	15,721,933	24,881,618
Net asset value, offering and redemption price per share	$10.46	$10.35	$10.79

See Accompanying Notes to Financial Statements.

61

Statements of Operations – Municipal Bond Funds
For the Six Months Ended September 30, 2006 (Unaudited)

	($)	($)	($)	($)
	Short Term Municipal Bond Fund	California Intermediate Municipal Bond Fund	Georgia Intermediate Municipal Bond Fund	Maryland Intermediate Municipal Bond Fund
Investment Income
Interest	9,231,893	2,744,156	2,812,980	4,110,704
Dividends from affiliates	69,945	50,200	57,896	45,506
Total Investment Income	9,301,838	2,794,356	2,870,876	4,156,210
Expenses
Investment advisory fee	795,078	267,454	248,547	360,624
Administration fee	334,141	62,164	55,789	93,622
Distribution fee:
Class B	3,205	4,369	9,051	24,274
Class C	82,118	4,913	7,814	7,129
Service fee:
Class A	57,412	9,370	21,346	31,485
Class B	1,068	1,456	3,017	8,091
Class C	27,373	1,638	2,605	2,377
Transfer agent fee	53,313	3,207	6,843	15,416
Pricing and bookkeeping fees	78,144	42,927	41,342	46,550
Trustee's fee	19,330	9,918	10,203	7,727
Custody fee	16,395	3,987	4,495	5,364
Legal fee	36,918	33,961	39,046	34,760
Chief compliance officer expenses (See Note 4)	3,256	2,087	2,056	2,222
Other expenses	84,981	26,633	29,839	38,253
Total Operating Expenses	1,592,732	474,084	481,993	677,894
Interest expense	448	—	—	—
Total Expenses	1,593,180	474,084	481,993	677,894
Expenses waived/reimbursed by Investment Advisor	(348,446)	(117,920)	(127,466)	(153,433)
Custody earnings credit	(47)	(100)	(10)	(165)
Net Expenses	1,244,687	356,064	354,517	524,296
Net Investment Income	8,057,151	2,438,292	2,516,359	3,631,914
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on investments	(1,602,265)	(106,995)	11,029	(401,345)
Change in net unrealized appreciation (depreciation) on:
Investments	3,316,252	2,546,587	957,663	2,221,233
Futures contracts	—	2,548	—	—
Net change in net unrealized appreciation (depreciation)	3,316,252	2,549,135	957,663	2,221,233
Net Gain	1,713,987	2,442,140	968,692	1,819,888
Net Increase in Net Assets from Operations	9,771,138	4,880,432	3,485,051	5,451,802

See Accompanying Notes to Financial Statements.

62

	($)	($)	($)
	North Carolina Intermediate Municipal Bond Fund	South Carolina Intermediate Municipal Bond Fund	Virginia Intermediate Municipal Bond Fund
Investment Income
Interest	3,851,851	4,298,719	6,900,040
Dividends from affiliates	46,419	24,573	49,362
Total Investment Income	3,898,270	4,323,292	6,949,402
Expenses
Investment advisory fee	339,226	381,860	644,795
Administration fee	86,389	100,781	189,518
Distribution fee:
Class B	15,475	14,343	15,461
Class C	18,026	25,582	5,519
Service fee:
Class A	23,403	22,437	64,539
Class B	5,158	4,781	5,154
Class C	6,009	8,527	1,839
Transfer agent fee	14,976	10,440	13,399
Pricing and bookkeeping fees	46,041	45,971	58,622
Trustee's fee	21,559	7,907	7,907
Custody fee	6,425	6,466	9,582
Legal fee	28,708	35,811	34,453
Chief compliance officer expenses (See Note 4)	2,194	2,257	2,651
Other expenses	35,530	32,636	36,867
Total Operating Expenses	649,119	699,799	1,090,306
Interest expense	—	—	309
Total Expenses	649,119	699,799	1,090,615
Expenses waived/reimbursed by Investment Advisor	(156,284)	(146,682)	(188,955)
Custody earnings credit	(732)	(122)	(2,844)
Net Expenses	492,103	552,995	898,816
Net Investment Income	3,406,167	3,770,297	6,050,586
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on investments	474,275	682,217	416,844
Change in net unrealized appreciation (depreciation) on:
Investments	1,049,213	1,428,860	4,078,461
Futures contracts	—	—	6,043
Net change in net unrealized appreciation (depreciation)	1,049,213	1,428,860	4,084,504
Net Gain	1,523,488	2,111,077	4,501,348
Net Increase in Net Assets from Operations	4,929,655	5,881,374	10,551,934

See Accompanying Notes to Financial Statements.

63

Statements of Changes in Net Assets – Municipal Bond Funds

	Short Term Municipal Bond Fund		California Intermediate Municipal Bond Fund		Georgia Intermediate Municipal Bond Fund		Maryland Intermediate Municipal Bond Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)($)
Operations
Net investment income	8,057,151	20,685,034	2,438,292	4,420,921	2,516,359	5,297,612	3,631,914	7,274,758
Net realized gain (loss) on investments and futures contracts	(1,602,265)	(2,872,795)	(106,995)	374,206	11,029	501,402	(401,345)	(26,399)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	3,316,252	(2,020,166)	2,549,135	(1,622,505)	957,663	(2,256,234)	2,221,233	(3,876,202)
Net increase resulting from operations	9,771,138	15,792,073	4,880,432	3,172,622	3,485,051	3,542,780	5,451,802	3,372,157
Distributions Declared to Shareholders
From net investment income:
Class A	(649,059)	(1,682,927)	(128,530)	(175,908)	(330,858)	(716,031)	(486,799)	(1,070,334)
Class B	(8,871)	(18,583)	(15,553)	(32,521)	(37,689)	(131,801)	(100,878)	(300,080)
Class C	(227,202)	(460,043)	(17,544)	(57,129)	(32,501)	(87,775)	(29,596)	(70,913)
Class Z	(7,172,908)	(18,522,319)	(2,276,665)	(4,155,569)	(2,115,311)	(4,361,634)	(3,014,641)	(5,773,574)
From net realized gains:
Class A	—	—	—	(28,536)	—	—	—	—
Class B	—	—	—	(6,587)	—	—	—	—
Class C	—	—	—	(11,910)	—	—	—	—
Class Z	—	—	—	(597,993)	—	—	—	—
Total distributions declared to shareholders	(8,058,040)	(20,683,872)	(2,438,292)	(5,066,153)	(2,516,359)	(5,297,241)	(3,631,914)	(7,214,901)
Share Transactions
Class A
Subscriptions	2,599,074	13,186,760	1,254,047	4,577,435	274,906	4,829,166	1,423,983	5,467,648
Distributions reinvested	481,973	1,274,636	75,280	99,431	216,128	392,294	391,997	730,929
Redemptions	(13,939,412)	(50,639,557)	(1,897,688)	(2,869,090)	(2,401,623)	(8,457,763)	(6,048,636)	(7,111,043)
Net Increase (Decrease)	(10,858,365)	(36,178,161)	(568,361)	1,807,776	(1,910,589)	(3,236,303)	(4,232,656)	(912,466)
Class B
Subscriptions	—	—	55,796	561,868	97,754	174,817	25,401	130,784
Distributions reinvested	7,807	15,883	6,396	18,523	31,799	89,507	69,227	197,512
Redemptions	(75,975)	(290,695)	(504,022)	(464,565)	(373,232)	(4,332,050)	(2,401,060)	(5,458,155)
Net Increase (Decrease)	(68,168)	(274,812)	(441,830)	115,826	(243,679)	(4,067,726)	(2,306,432)	(5,129,859)
Class C
Subscriptions	449,604	2,054,637	70	112,888	127,834	664,297	351	17,114
Proceeds received in connection with merger	—	—	—	—	—	—	—	—
Distributions reinvested	133,379	265,753	6,044	31,742	15,588	55,016	23,870	58,299
Redemptions	(2,802,617)	(11,425,405)	(81,996)	(1,580,358)	(389,014)	(1,749,701)	(157,988)	(678,319)
Net Increase (Decrease)	(2,219,634)	(9,105,015)	(75,882)	(1,435,728)	(245,592)	(1,030,388)	(133,767)	(602,906)

(a)  On August 22, 2005, the Fund's Investor A, Investor B and Investor C shares were renamed Class A, Class B and Class C shares, respectively.

See Accompanying Notes to Financial Statements.

64

	North Carolina Intermediate Municipal Bond Fund		South Carolina Intermediate Municipal Bond Fund		Virginia Intermediate Municipal Bond Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)($)
Operations
Net investment income	3,406,167	7,196,789	3,770,297	8,041,733	6,050,586	12,538,838
Net realized gain (loss) on investments and futures contracts	474,275	919,253	682,217	1,229,252	416,844	1,696,018
Net change in unrealized appreciation (depreciation) on investments and futures contracts	1,049,213	(3,621,830)	1,428,860	(3,764,696)	4,084,504	(7,324,371)
Net increase resulting from operations	4,929,655	4,494,212	5,881,374	5,506,289	10,551,934	6,910,485
Distributions Declared to Shareholders
From net investment income:
Class A	(360,272)	(769,402)	(339,565)	(828,740)	(919,879)	(1,789,837)
Class B	(63,889)	(273,340)	(57,983)	(183,878)	(57,986)	(235,971)
Class C	(74,394)	(148,514)	(103,440)	(242,272)	(20,685)	(44,982)
Class Z	(2,907,612)	(6,004,387)	(3,269,309)	(6,786,843)	(5,052,036)	(10,406,174)
From net realized gains:
Class A	(47,774)	—	(24,054)	(145,221)	(131,218)	(58,720)
Class B	(10,254)	—	(4,987)	(36,412)	(10,630)	(5,093)
Class C	(12,117)	—	(9,196)	(52,413)	(3,700)	(1,658)
Class Z	(358,284)	—	(212,939)	(1,143,800)	(675,139)	(305,001)
Total distributions declared to shareholders	(3,834,596)	(7,195,643)	(4,021,473)	(9,419,579)	(6,871,273)	(12,847,436)
Share Transactions
Class A
Subscriptions	901,741	9,196,236	556,342	5,164,918	1,297,019	12,845,322
Distributions reinvested	291,161	517,177	229,017	619,874	741,712	1,221,536
Redemptions	(2,310,821)	(9,284,734)	(2,525,348)	(9,807,668)	(4,258,102)	(8,492,965)
Net Increase (Decrease)	(1,117,919)	428,679	(1,739,989)	(4,022,876)	(2,219,371)	5,573,893
Class B
Subscriptions	9,885	181,214	106,054	56,224	44,543	158,413
Distributions reinvested	48,249	181,597	41,849	148,121	43,334	144,636
Redemptions	(515,824)	(9,245,581)	(615,088)	(4,178,468)	(718,551)	(9,472,760)
Net Increase (Decrease)	(457,690)	(8,882,770)	(467,185)	(3,974,123)	(630,674)	(9,169,711)
Class C
Subscriptions	389,655	1,710,810	417,255	1,119,625	47,922	125,352
Proceeds received in connection with merger	—	—	—	118,674	—	—
Distributions reinvested	11,741	21,228	51,141	—	17,243	33,859
Redemptions	(110,951)	(1,033,699)	(982,760)	(1,959,657)	(34,690)	(544,326)
Net Increase (Decrease)	290,445	698,339	(514,364)	(721,358)	30,475	(385,115)

See Accompanying Notes to Financial Statements.

65

Statements of Changes in Net Assets – Municipal Bond Funds

	Short Term Municipal Bond Fund		California Intermediate Municipal Bond Fund		Georgia Intermediate Municipal Bond Fund		Maryland Intermediate Municipal Bond Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)($)
Class Z
Subscriptions	17,399,044	119,944,496	17,389,308	37,454,303	7,352,206	11,873,460	6,469,299	21,740,553
Distributions reinvested	143,698	417,701	25,074	389,995	17,996	18,283	50,360	117,420
Redemptions	(143,480,935)	(427,206,835)	(12,860,632)	(30,329,003)	(7,873,272)	(22,844,661)	(13,533,245)	(23,936,988)
Net Increase (Decrease)	(125,938,193)	(306,844,638)	4,553,750	7,515,295	(503,070)	(10,952,918)	(7,013,586)	(2,079,015)
Net Increase (Decrease) from Share Transactions	(139,084,360)	(352,402,626)	3,467,677	8,003,169	(2,902,930)	(19,287,335)	(13,686,441)	(8,724,246)
Total Increase (Decrease) in Net Assets	(137,371,262)	(357,294,425)	5,909,817	6,109,638	(1,934,238)	(21,041,796)	(11,866,553)	(12,566,990)
Net Assets
Beginning of period	605,525,313	962,819,738	132,029,114	125,919,476	124,941,280	145,983,076	187,232,960	199,799,950
End of period	468,154,051	605,525,313	137,938,931	132,029,114	123,007,042	124,941,280	175,366,407	187,232,960
Undistributed (overdistributed) net investment income at the end of period	95,589	96,478	(13,626)	(13,626)	230,397	230,397	216,499	216,499
Changes in Shares
Class A
Subscriptions	256,467	1,294,273	132,578	475,575	26,206	450,801	135,196	505,634
Issued for distributions reinvested	47,513	125,096	7,916	10,323	20,595	36,784	37,108	68,023
Redemptions	(1,374,668)	(4,968,816)	(198,877)	(296,245)	(229,780)	(791,704)	(573,664)	(660,829)
Net Increase (Decrease)	(1,070,688)	(3,549,447)	(58,383)	189,653	(182,979)	(304,119)	(401,360)	(87,172)
Class B
Subscriptions	—	—	5,924	58,612	9,283	16,423	2,400	12,182
Issued for distributions reinvested	770	1,559	673	1,923	3,029	8,364	6,556	18,338
Redemptions	(7,496)	(28,525)	(52,930)	(48,621)	(35,610)	(403,993)	(228,094)	(506,850)
Net Increase (Decrease)	(6,726)	(26,966)	(46,333)	11,914	(23,298)	(379,206)	(219,138)	(476,330)
Class C
Subscriptions	44,304	201,475	7	11,612	12,141	62,197	34	1,578
Issued for distributions reinvested	13,147	26,085	636	3,290	1,486	5,150	2,259	5,423
Redemptions	(276,280)	(1,120,831)	(8,684)	(164,104)	(37,164)	(164,230)	(15,002)	(63,419)
Net Increase (Decrease)	(218,829)	(893,271)	(8,041)	(149,202)	(23,537)	(96,883)	(12,709)	(56,418)
Class Z
Subscriptions	1,716,049	11,768,767	1,831,224	3,901,835	699,731	1,115,993	614,049	2,026,134
Issued for distributions reinvested	14,167	40,989	2,634	40,618	1,713	1,714	4,769	10,899
Redemptions	(14,151,828)	(41,932,392)	(1,358,473)	(3,151,436)	(750,496)	(2,140,404)	(1,279,480)	(2,231,432)
Net Increase (Decrease)	(12,421,612)	(30,122,636)	475,385	791,017	(49,052)	(1,022,697)	(660,662)	(194,399)

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

See Accompanying Notes to Financial Statements.

66

	North Carolina Intermediate Municipal Bond Fund		South Carolina Intermediate Municipal Bond Fund		Virginia Intermediate Municipal Bond Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)($)
Class Z
Subscriptions	14,482,933	24,064,197	10,415,676	22,321,797	23,787,373	56,859,412
Distributions reinvested	253,792	123,863	113,023	221,414	88,441	96,609
Redemptions	(8,999,437)	(33,704,631)	(9,389,143)	(37,725,516)	(24,755,488)	(67,806,464)
Net Increase (Decrease)	5,737,288	(9,516,571)	1,139,556	(15,182,305)	(879,674)	(10,850,443)
Net Increase (Decrease) from Share Transactions	4,452,124	(17,272,323)	(1,581,982)	(23,900,662)	(3,699,244)	(14,831,376)
Total Increase (Decrease) in Net Assets	5,547,183	(19,973,754)	277,919	(27,813,952)	(18,583)	(20,768,327)
Net Assets
Beginning of period	167,137,066	187,110,820	190,070,620	217,884,572	325,155,086	345,923,413
End of period	172,684,249	167,137,066	190,348,539	190,070,620	325,136,503	325,155,086
Undistributed (overdistributed) net investment income at the end of period	840,297	840,297	1,165,160	1,165,160	916,833	916,833
Changes in Shares
Class A
Subscriptions	87,055	868,078	54,426	490,594	121,696	1,178,490
Issued for distributions reinvested	28,117	48,997	22,379	59,310	69,679	112,644
Redemptions	(222,999)	(881,440)	(247,689)	(937,769)	(400,559)	(781,481)
Net Increase (Decrease)	(107,827)	35,635	(170,884)	(387,865)	(209,184)	509,653
Class B
Subscriptions	949	17,114	10,287	5,387	4,190	14,577
Issued for distributions reinvested	4,660	17,140	4,090	14,138	4,073	13,276
Redemptions	(49,837)	(872,972)	(60,163)	(397,000)	(67,422)	(867,861)
Net Increase (Decrease)	(44,228)	(838,718)	(45,786)	(377,475)	(59,159)	(840,008)
Class C
Subscriptions	37,626	161,393	40,802	106,305	4,527	11,561
Issued for distributions reinvested	1,134	2,009	4,994	11,363	1,621	3,120
Redemptions	(10,705)	(98,344)	(96,308)	(188,150)	(3,241)	(50,075)
Net Increase (Decrease)	28,055	65,058	(50,512)	(70,482)	2,907	(35,394)
Class Z
Subscriptions	1,398,386	2,280,616	1,018,166	2,140,855	2,236,451	5,242,351
Issued for distributions reinvested	24,616	11,761	11,042	21,209	8,339	8,929
Redemptions	(867,627)	(3,193,132)	(915,985)	(3,607,849)	(2,328,190)	(6,256,586)
Net Increase (Decrease)	555,375	(900,755)	113,223	(1,445,785)	(83,400)	(1,005,306)

See Accompanying Notes to Financial Statements.

67

Financial Highlights – Columbia Short Term Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2006		2006 (a)		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.14		$10.21		$10.42	$10.40	$10.13	$10.14
Income From Investment Operations:
Net investment income (b)	0.14		0.22		0.22	0.20	0.23	0.30
Net realized and unrealized gain (loss) on investments	0.04		(0.04)		(0.21)	0.02	0.27	0.03
Total from Investment Operations	0.18		0.18		0.01	0.22	0.50	0.33
Less Distributions Declared to Shareholders:
From net investment income	(0.14)		(0.25)		(0.22)	(0.20)	(0.23)	(0.34)
Net Asset Value, End of Period	$10.18		$10.14		$10.21	$10.42	$10.40	$10.13
Total return (c)(d)	1.82	%(e)	1.80%		0.07%	2.09%	5.00%	3.27%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	0.65	%(f)(g)	0.65	%(g)	0.65%	0.65%	0.65%	0.65%
Interest expense (h)	—	%(f)	—%		—%	—%	—%	—%
Net expenses	0.65	%(f)(g)	0.65	%(g)	0.65%	0.65%	0.65%	0.65%
Net investment income	2.83	%(f)(g)	2.47	%(g)	2.10%	1.87%	2.21%	3.12%
Waiver/reimbursement	0.13	%(f)	0.08%		0.15%	0.18%	0.19%	0.23%
Portfolio turnover rate	34	%(e)	13%		17%	20%	11%	12%
Net assets, end of period (000's)	$41,297		$52,003		$88,601	$181,802	$210,556	$125,262

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

68

Financial Highlights – Columbia Short Term Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2006		2006 (a)		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.14		$10.21		$10.42	$10.40	$10.13	$10.14
Income From Investment Operations:
Net investment income (b)	0.11		0.16		0.14	0.12	0.16	0.27
Net realized and unrealized gain (loss) on investments	0.04		(0.05)		(0.21)	0.02	0.27	(0.02)
Total from Investment Operations	0.15		0.11		(0.07)	0.14	0.43	0.25
Less Distributions Declared to Shareholders:
From net investment income	(0.11)		(0.18)		(0.14)	(0.12)	(0.16)	(0.26)
Net Asset Value, End of Period	$10.18		$10.14		$10.21	$10.42	$10.40	$10.13
Total return (c)(d)	1.44	%(e)	1.04%		(0.68)%	1.33%	4.22%	2.51%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	1.40	%(f)(g)	1.40	%(g)	1.40%	1.40%	1.40%	1.40%
Interest expense (h)	—	%(f)	—%		—%	—%	—%	—%
Net expenses	1.40	%(f)(g)	1.40	%(g)	1.40%	1.40%	1.40%	1.40%
Net investment income	2.08	%(f)(g)	1.72	%(g)	1.35%	1.12%	1.46%	2.37%
Waiver/reimbursement	0.13	%(f)	0.08%		0.15%	0.18%	0.19%	0.23%
Portfolio turnover rate	34	%(e)	13%		17%	20%	11%	12%
Net assets, end of period (000's)	$839		$904		$1,186	$1,356	$1,771	$1,884

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

69

Financial Highlights – Columbia Short Term Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2006		2006 (a)		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.14		$10.21		$10.42	$10.40	$10.13	$10.14
Income From Investment Operations:
Net investment income (b)	0.11		0.16		0.14	0.12	0.15	0.19
Net realized and unrealized gain (loss) on investments	0.04		(0.05)		(0.21)	0.02	0.28	0.06
Total from Investment Operations	0.15		0.11		(0.07)	0.14	0.43	0.25
Less Distributions Declared to Shareholders:
From net investment income	(0.11)		(0.18)		(0.14)	(0.12)	(0.16)	(0.26)
Net Asset Value, End of Period	$10.18		$10.14		$10.21	$10.42	$10.40	$10.13
Total return (c)(d)	1.44	%(e)	1.04%		(0.68)%	1.33%	4.21%	2.47%
Ratios to Average Net Assets/ Supplemental Data:
Total operating expenses	1.40	%(f)(g)	1.40	%(g)	1.40%	1.40%	1.40%	1.40%
Interest expense (h)	—	%(f)	—%		—%	—%	—%	—%
Net expenses	1.40	%(f)(g)	1.40	%(g)	1.40%	1.40%	1.40%	1.40%
Net investment income	2.08	%(f)(g)	1.72	%(g)	1.34%	1.12%	1.46%	2.37%
Waiver/reimbursement	0.13	%(f)	0.08%		0.15%	0.18%	0.19%	0.23%
Portfolio turnover rate	34	%(e)	13%		17%	20%	11%	12%
Net assets, end of period (000's)	$20,706		$22,848		$32,123	$56,551	$82,563	$41,822

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

70

Financial Highlights – Columbia Short Term Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2006		2006 (a)		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.14		$10.21		$10.42	$10.40	$10.13	$10.14
Income From Investment Operations:
Net investment income (b)	0.16		0.25		0.24	0.22	0.26	0.34
Net realized and unrealized gain (loss) on investments	0.04		(0.04)		(0.21)	0.02	0.27	0.01
Total from Investment Operations	0.20		0.21		0.03	0.24	0.53	0.35
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.28)		(0.24)	(0.22)	(0.26)	(0.36)
Net Asset Value, End of Period	$10.18		$10.14		$10.21	$10.42	$10.40	$10.13
Total return (c)(d)	1.95	%(e)	2.05%		0.31%	2.34%	5.27%	3.54%
Ratios to Average Net Assets/ Supplemental Data:
Total operating expenses	0.40	%(f)(g)	0.40	%(g)	0.40%	0.40%	0.40%	0.40%
Interest expense (h)	—	%(f)	—%		—%	—%	—%	—%
Net expenses	0.40	%(f)(g)	0.40	%(g)	0.40%	0.40%	0.40%	0.40%
Net investment income	3.07	%(f)(g)	2.72	%(g)	2.35%	2.12%	2.46%	3.37%
Waiver/reimbursement	0.13	%(f)	0.08%		0.15%	0.18%	0.19%	0.23%
Portfolio turnover rate	34	%(e)	13%		17%	20%	11%	12%
Net assets, end of period (000's)	$405,312		$529,770		$840,910	$1,009,036	$773,148	$364,372

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

71

Financial Highlights – Columbia California Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2006		2006 (a)		2005		2004		2003 (b)
Net Asset Value, Beginning of Period	$9.49		$9.63		$10.01		$10.02		$10.00
Income From Investment Operations:
Net investment income (c)	0.16		0.31		0.30		0.32		0.18
Net realized and unrealized gain (loss) on investments	0.17		(0.08)		(0.27)		0.05		0.09
Total from Investment Operations	0.33		0.23		0.03		0.37		0.27
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.32)		(0.30)		(0.32)		(0.18)
From net realized gains	—		(0.05)		(0.11)		(0.06)		(0.07)
Total Distributions Declared to Shareholders	(0.16)		(0.37)		(0.41)		(0.38)		(0.25)
Net Asset Value, End of Period	$9.66		$9.49		$9.63		$10.01		$10.02
Total return (d)(e)	3.55	%(f)	2.37%		0.34%		3.72%		1.42	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	0.75	%(g)(h)	0.75	%(g)	0.75%		0.75%		0.75	%(h)
Interest expense	—		—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net expenses	0.75	%(g)(h)	0.75	%(g)	0.75%		0.75%		0.75	%(h)
Net investment income	3.43	%(g)(h)	3.30	%(g)	3.10%		3.15%		3.36	%(h)
Waiver/reimbursement	0.18	%(h)	0.18%		0.28%		0.24%		0.27	%(h)
Portfolio turnover rate	12	%(f)	35%		26%		12%		19	%(f)
Net assets, end of period (000's)	$6,712		$7,145		$5,427		$10,151		$7,884

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Columbia California Intermediate Municipal Bond Fund Class A shares commenced operations on September 9, 2002.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

72

Financial Highlights – Columbia California Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2006		2006 (a)		2005		2004		2003 (b)
Net Asset Value, Beginning of Period	$9.48		$9.62		$10.00		$10.01		$10.00
Income From Investment Operations:
Net investment income (c)	0.13		0.24		0.23		0.24		0.15
Net realized and unrealized gain (loss) on investments	0.17		(0.08)		(0.27)		0.05		0.08
Total from Investment Operations	0.30		0.16		(0.04)		0.29		0.23
Less Distributions Declared to Shareholders:
From net investment income	(0.13)		(0.25)		(0.23)		(0.24)		(0.15)
From net realized gains	—		(0.05)		(0.11)		(0.06)		(0.07)
Total Distributions Declared to Shareholders	(0.13)		(0.30)		(0.34)		(0.30)		(0.22)
Net Asset Value, End of Period	$9.65		$9.48		$9.62		$10.00		$10.01
Total return (d)(e)	3.16	%(f)	1.61%		(0.41)%		2.95%		1.91	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	1.50	%(g)(h)	1.50	%(g)	1.50%		1.50%		1.50	%(h)
Interest expense	—		—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net expenses	1.50	%(g)(h)	1.50	%(g)	1.50%		1.50%		1.50	%(h)
Net investment income	2.68	%(g)(h)	2.55	%(g)	2.33%		2.40%		2.61	%(h)
Waiver/reimbursement	0.18	%(h)	0.18%		0.28%		0.24%		0.27	%(h)
Portfolio turnover rate	12	%(f)	35%		26%		12%		19	%(f)
Net assets, end of period (000's)	$834		$1,258		$1,163		$1,281		$945

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Columbia California Intermediate Municipal Bond Fund Class B shares commenced operations on August 29, 2002.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

73

Financial Highlights – Columbia California Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2006		2006 (a)		2005		2004		2003 (b)
Net Asset Value, Beginning of Period	$9.49		$9.63		$10.01		$10.02		$10.00
Income From Investment Operations:
Net investment income (c)	0.13		0.25		0.23		0.24		0.14
Net realized and unrealized gain (loss) on investments	0.17		(0.09)		(0.27)		0.05		0.09
Total from Investment Operations	0.30		0.16		(0.04)		0.29		0.23
Less Distributions Declared to Shareholders:
From net investment income	(0.13)		(0.25)		(0.23)		(0.24)		(0.14)
From net realized gains	—		(0.05)		(0.11)		(0.06)		(0.07)
Total Distributions Declared to Shareholders	(0.13)		(0.30)		(0.34)		(0.30)		(0.21)
Net Asset Value, End of Period	$9.66		$9.49		$9.63		$10.01		$10.02
Total return (d)(e)	3.16	%(f)	1.61%		(0.40)%		2.95%		0.96	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	1.50	%(g)(h)	1.50	%(g)	1.50%		1.50%		1.50	%(h)
Interest expense	—		—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net expenses	1.50	%(g)(h)	1.50	%(g)	1.50%		1.50%		1.50	%(h)
Net investment income	2.68	%(g)(h)	2.55	%(g)	2.33%		2.40%		2.61	%(h)
Waiver/reimbursement	0.18	%(h)	0.18%		0.28%		0.24%		0.27	%(h)
Portfolio turnover rate	12	%(f)	35%		26%		12%		19	%(f)
Net assets, end of period (000's)	$1,286		$1,339		$2,797		$4,075		$3,017

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Columbia California Intermediate Municipal Bond Fund Class C shares commenced operations on September 11, 2002.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

74

Financial Highlights – Columbia California Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2006		2006 (a)		2005		2004		2003 (b)
Net Asset Value, Beginning of Period	$9.47		$9.61		$9.99		$10.00		$10.00
Income From Investment Operations:
Net investment income (c)	0.17		0.34		0.33		0.34		0.22
Net realized and unrealized gain (loss) on investments	0.17		(0.09)		(0.27)		0.05		0.07
Total from Investment Operations	0.34		0.25		0.06		0.39		0.29
Less Distributions Declared to Shareholders:
From net investment income	(0.17)		(0.34)		(0.33)		(0.34)		(0.22)
From net realized gains	—		(0.05)		(0.11)		(0.06)		(0.07)
Total Distributions Declared to Shareholders	(0.17)		(0.39)		(0.44)		(0.40)		(0.29)
Net Asset Value, End of Period	$9.64		$9.47		$9.61		$9.99		$10.00
Total return (d)(e)	3.68	%(f)	2.63%		0.59%		3.99%		2.94	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	0.50	%(g)(h)	0.50	%(g)	0.50%		0.50%		0.50	%(h)
Interest expense	—		—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net expenses	0.50	%(g)(h)	0.50	%(g)	0.50%		0.50%		0.50	%(h)
Net investment income	3.68	%(g)(h)	3.55	%(g)	3.32%		3.40%		3.61	%(h)
Waiver/reimbursement	0.18	%(h)	0.18%		0.28%		0.24%		0.27	%(h)
Portfolio turnover rate	12	%(f)	35%		26%		12%		19	%(f)
Net assets, end of period (000's)	$129,107		$122,286		$116,533		$128,957		$124,009

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Columbia California Intermediate Municipal Bond Fund Class Z shares commenced operations on August 19, 2002.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

75

Financial Highlights – Columbia Georgia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$10.51		$10.66		$10.98		$10.92		$10.69		$10.82
Income From Investment Operations:
Net investment income (b)	0.20		0.40		0.41		0.42		0.46		0.48
Net realized and unrealized gain (loss) on investments	0.09		(0.15)		(0.32)		0.06		0.23		(0.13)
Total from Investment Operations	0.29		0.25		0.09		0.48		0.69		0.35
Less Distributions Declared to Shareholders:
From net investment income	(0.20)		(0.40)		(0.41)		(0.42)		(0.46)		(0.48)
Net Asset Value, End of Period	$10.60		$10.51		$10.66		$10.98		$10.92		$10.69
Total return (c)(d)	2.83	%(e)	2.38%		0.80%		4.47%		6.54%		3.24%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	0.75	%(f)(g)	0.75	%(f)	0.75%		0.75%		0.75%		0.75%
Interest expense	—		—	%(h)	—	%(h)	—	%(h)	—	%(h)	—	%(h)
Net expenses	0.75	%(f)(g)	0.75	%(f)	0.75%		0.75%		0.75%		0.75%
Net investment income	3.88	%(f)(g)	3.79	%(f)	3.76%		3.83%		4.22%		4.40%
Waiver/reimbursement	0.21	%(g)	0.19%		0.25%		0.23%		0.23%		0.26%
Portfolio turnover rate	14	%(e)	12%		8%		11%		15%		6%
Net assets, end of period (000's)	$16,120		$17,913		$21,415		$21,887		$18,979		$12,791

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

76

Financial Highlights – Columbia Georgia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$10.52		$10.67		$10.99		$10.92		$10.69		$10.82
Income From Investment Operations:
Net investment income (b)	0.16		0.32		0.32		0.34		0.39		0.39
Net realized and unrealized gain (loss) on investments	0.08		(0.15)		(0.32)		0.07		0.22		(0.12)
Total from Investment Operations	0.24		0.17		—		0.41		0.61		0.27
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.32)		(0.32)		(0.34)		(0.38)		(0.40)
Net Asset Value, End of Period	$10.60		$10.52		$10.67		$10.99		$10.92		$10.69
Total return (c)(d)	2.35	%(e)	1.62%		0.05%		3.79%		5.76%		2.47%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	1.50	%(f)(g)	1.50	%(f)	1.50%		1.50%		1.50%		1.50%
Interest expense	—		—	%(h)	—	%(h)	—	%(h)	—	%(h)	—	%(h)
Net expenses	1.50	%(f)(g)	1.50	%(f)	1.50%		1.50%		1.50%		1.50%
Net investment income	3.13	%(f)(g)	3.04	%(f)	3.01%		3.08%		3.47%		3.65%
Waiver/reimbursement	0.21	%(g)	0.19%		0.25%		0.23%		0.23%		0.26%
Portfolio turnover rate	14	%(e)	12%		8%		11%		15%		6%
Net assets, end of period (000's)	$2,355		$2,581		$6,662		$7,462		$9,135		$6,865

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

77

Financial Highlights – Columbia Georgia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$10.51		$10.66		$10.98		$10.92		$10.69		$10.82
Income From Investment Operations:
Net investment income (b)	0.16		0.32		0.33		0.34		0.37		0.39
Net realized and unrealized gain (loss) on investments	0.09		(0.15)		(0.33)		0.06		0.24		(0.12)
Total from Investment Operations	0.25		0.17		—		0.40		0.61		0.27
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.32)		(0.32)		(0.34)		(0.38)		(0.40)
Net Asset Value, End of Period	$10.60		$10.51		$10.66		$10.98		$10.92		$10.69
Total return (c)(d)	2.44	%(e)	1.62%		0.05%		3.69%		5.74%		2.46%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	1.50	%(f)(g)	1.50	%(f)	1.50%		1.50%		1.50%		1.50%
Interest expense	—		—	%(h)	—	%(h)	—	%(h)	—	%(h)	—	%(h)
Net expenses	1.50	%(f)(g)	1.50	%(f)	1.50%		1.50%		1.50%		1.50%
Net investment income	3.12	%(f)(g)	3.04	%(f)	3.01%		3.08%		3.47%		3.65%
Waiver/reimbursement	0.21	%(g)	0.19%		0.25%		0.23%		0.23%		0.26%
Portfolio turnover rate	14	%(e)	12%		8%		11%		15%		6%
Net assets, end of period (000's)	$1,957		$2,189		$3,254		$4,769		$5,190		$1,400

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

78

Financial Highlights – Columbia Georgia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$10.51		$10.66		$10.98		$10.92		$10.69		$10.82
Income From Investment Operations:
Net investment income (b)	0.22		0.43		0.43		0.45		0.49		0.50
Net realized and unrealized gain (loss) on investments	0.09		(0.15)		(0.32)		0.06		0.23		(0.13)
Total from Investment Operations	0.31		0.28		0.11		0.51		0.72		0.37
Less Distributions Declared to Shareholders:
From net investment income	(0.22)		(0.43)		(0.43)		(0.45)		(0.49)		(0.50)
Net Asset Value, End of Period	$10.60		$10.51		$10.66		$10.98		$10.92		$10.69
Total return (c)(d)	2.96	%(e)	2.63%		1.05%		4.73%		6.81%		3.50%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	0.50	%(f)(g)	0.50	%(f)	0.50%		0.50%		0.50%		0.50%
Interest expense	—		—	%(h)	—	%(h)	—	%(h)	—	%(h)	—	%(h)
Net expenses	0.50	%(f)(g)	0.50	%(f)	0.50%		0.50%		0.50%		0.50%
Net investment income	4.12	%(f)(g)	4.04	%(f)	4.01%		4.08%		4.47%		4.65%
Waiver/reimbursement	0.21	%(g)	0.19%		0.25%		0.23%		0.23%		0.26%
Portfolio turnover rate	14	%(e)	12%		8%		11%		15%		6%
Net assets, end of period (000's)	$102,575		$102,259		$114,652		$133,207		$150,797		$134,638

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

79

Financial Highlights – Columbia Maryland Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$10.57		$10.78		$11.22		$11.22		$10.84		$11.01
Income From Investment Operations:
Net investment income (b)	0.21		0.39		0.39		0.41		0.44		0.47
Net realized and unrealized gain (loss) on investments	0.10		(0.22)		(0.44)		—	(c)	0.38		(0.17)
Total from Investment Operations	0.31		0.17		(0.05)		0.41		0.82		0.30
Less Distributions Declared to Shareholders:
From net investment income	(0.20)		(0.38)		(0.39)		(0.41)		(0.44)		(0.47)
Net Asset Value, End of Period	$10.68		$10.57		$10.78		$11.22		$11.22		$10.84
Total return (d)(e)	3.01	%(f)	1.59%		(0.43)%		3.70%		7.69%		2.76%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	0.75	%(g)(h)	0.75	%(g)	0.75%		0.75%		0.75%		0.75%
Interest expense	—		—	%(i)	—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net expenses	0.75	%(g)(h)	0.75	%(g)	0.75%		0.75%		0.75%		0.75%
Net investment income	3.87	%(g)(h)	3.59	%(g)	3.54%		3.64%		3.97%		4.29%
Waiver/reimbursement	0.17	%(h)	0.16%		0.23%		0.22%		0.22%		0.24%
Portfolio turnover rate	16	%(f)	24%		2%		19%		15%		16%
Net assets, end of period (000's)	$24,892		$28,877		$30,400		$34,458		$32,174		$20,760

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

80

Financial Highlights – Columbia Maryland Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$10.57		$10.78		$11.23		$11.22		$10.84		$11.01
Income From Investment Operations:
Net investment income (b)	0.17		0.30		0.31		0.33		0.37		0.38
Net realized and unrealized gain (loss) on investments	0.10		(0.21)		(0.45)		—	(c)	0.37		(0.16)
Total from Investment Operations	0.27		0.09		(0.14)		0.33		0.74		0.22
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.30)		(0.31)		(0.32)		(0.36)		(0.39)
Net Asset Value, End of Period	$10.68		$10.57		$10.78		$11.23		$11.22		$10.84
Total return (d)(e)	2.63	%(f)	0.83%		(1.26)%		3.02%		6.89%		1.99%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	1.50	%(g)(h)	1.50	%(g)	1.50%		1.50%		1.50%		1.50%
Interest expense	—		—	%(i)	—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net expenses	1.50	%(g)(h)	1.50	%(g)	1.50%		1.50%		1.50%		1.50%
Net investment income	3.12	%(g)(h)	2.84	%(g)	2.79%		2.89%		3.22%		3.54%
Waiver/reimbursement	0.17	%(h)	0.16%		0.23%		0.22%		0.22%		0.24%
Portfolio turnover rate	16	%(f)	24%		2%		19%		15%		16%
Net assets, end of period (000's)	$5,566		$7,825		$13,119		$17,955		$20,565		$6,318

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

81

Financial Highlights – Columbia Maryland Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$10.57		$10.78		$11.23		$11.22		$10.84		$11.01
Income From Investment Operations:
Net investment income (b)	0.16		0.30		0.31		0.33		0.36		0.35
Net realized and unrealized gain (loss) on investments	0.11		(0.21)		(0.45)		—	(c)	0.38		(0.13)
Total from Investment Operations	0.27		0.09		(0.14)		0.33		0.74		0.22
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.30)		(0.31)		(0.32)		(0.36)		(0.39)
Net Asset Value, End of Period	$10.68		$10.57		$10.78		$11.23		$11.22		$10.84
Total return (d)(e)	2.62	%(f)	0.83%		(1.26)%		3.02%		6.88%		1.98%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	1.50	%(g)(h)	1.50	%(g)	1.50%		1.50%		1.50%		1.50%
Interest expense	—		—	%(i)	—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net expenses	1.50	%(g)(h)	1.50	%(g)	1.50%		1.50%		1.50%		1.50%
Net investment income	3.11	%(g)(h)	2.84	%(g)	2.79%		2.89%		3.22%		3.54%
Waiver/reimbursement	0.17	%(h)	0.16%		0.23%		0.22%		0.22%		0.24%
Portfolio turnover rate	16	%(f)	24%		2%		19%		15%		16%
Net assets, end of period (000's)	$1,864		$1,979		$2,628		$2,825		$2,776		$1,454

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

82

Financial Highlights – Columbia Maryland Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$10.57		$10.78		$11.23		$11.22		$10.84		$11.01
Income From Investment Operations:
Net investment income (b)	0.22		0.41		0.41		0.45		0.47		0.50
Net realized and unrealized gain (loss) on investments	0.11		(0.21)		(0.44)		—	(c)	0.38		(0.17)
Total from Investment Operations	0.33		0.20		(0.03)		0.45		0.85		0.33
Less Distributions Declared to Shareholders:
From net investment income	(0.22)		(0.41)		(0.42)		(0.44)		(0.47)		(0.50)
Net Asset Value, End of Period	$10.68		$10.57		$10.78		$11.23		$11.22		$10.84
Total return (d)(e)	3.14	%(f)	1.84%		(0.27)%		4.05%		7.95%		3.02%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	0.50	%(g)(h)	0.50	%(g)	0.50%		0.50%		0.50%		0.50%
Interest expense	—		—	%(i)	—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net expenses	0.50	%(g)(h)	0.50	%(g)	0.50%		0.50%		0.50%		0.50%
Net investment income	4.11	%(g)(h)	3.84	%(g)	3.79%		3.89%		4.22%		4.54%
Waiver/reimbursement	0.17	%(h)	0.16%		0.23%		0.22%		0.22%		0.24%
Portfolio turnover rate	16	%(f)	24%		2%		19%		15%		16%
Net assets, end of period (000's)	$143,044		$148,553		$153,653		$188,400		$192,668		$172,600

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

83

Financial Highlights – Columbia North Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$10.40		$10.56		$10.87		$10.85		$10.44	$10.58
Income From Investment Operations:
Net investment income (b)	0.20		0.41		0.41		0.41		0.44	0.46
Net realized and unrealized gain (loss) on investments	0.09		(0.16)		(0.31)		0.02		0.41	(0.14)
Total from Investment Operations	0.29		0.25		0.10		0.43		0.85	0.32
Less Distributions Declared to Shareholders:
From net investment income	(0.20)		(0.41)		(0.41)		(0.41)		(0.44)	(0.46)
From net realized gains	(0.03)		—		—		—		—	—
Total Distributions Declared to Shareholders	(0.23)		(0.41)		(0.41)		(0.41)		(0.44)	(0.46)
Net Asset Value, End of Period	$10.46		$10.40		$10.56		$10.87		$10.85	$10.44
Total return (c)(d)	2.79	%(e)	2.37%		0.93%		4.03%		8.21%	3.04%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	0.75	%(f)(g)	0.75	%(f)	0.75%		0.75%		0.75%	0.75%
Interest expense	—		—		—	%(h)	—	%(h)	—	—	%(h)
Net expenses	0.75	%(f)(g)	0.75	%(f)	0.75%		0.75%		0.75%	0.75%
Net investment income	3.85	%(f)(g)	3.89	%(f)	3.83%		3.77%		4.05%	4.33%
Waiver/reimbursement	0.18	%(g)	0.17%		0.23%		0.22%		0.22%	0.24%
Portfolio turnover rate	9	%(e)	16%		6%		20%		9%	13%
Net assets, end of period (000's)	$18,146		$19,155		$19,082		$25,608		$23,677	$11,975

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

84

Financial Highlights – Columbia North Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$10.39		$10.56		$10.87		$10.85		$10.43	$10.58
Income From Investment Operations:
Net investment income (b)	0.16		0.33		0.33		0.33		0.36	0.38
Net realized and unrealized gain (loss) on investments	0.10		(0.17)		(0.31)		0.02		0.42	(0.15)
Total from Investment Operations	0.26		0.16		0.02		0.35		0.78	0.23
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.33)		(0.33)		(0.33)		(0.36)	(0.38)
From net realized gains	(0.03)		—		—		—		—	—
Total Distributions Declared to Shareholders	(0.19)		(0.33)		(0.33)		(0.33)		(0.36)	(0.38)
Net Asset Value, End of Period	$10.46		$10.39		$10.56		$10.87		$10.85	$10.43
Total return (c)(d)	2.51	%(e)	1.51%		0.18%		3.25%		7.51%	2.17%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	1.50	%(f)(g)	1.50	%(f)	1.50%		1.50%		1.50%	1.50%
Interest expense	—		—		—	%(h)	—	%(h)	—	—	%(h)
Net expenses	1.50	%(f)(g)	1.50	%(f)	1.50%		1.50%		1.50%	1.50%
Net investment income	3.10	%(f)(g)	3.14	%(f)	3.08%		3.02%		3.30%	3.58%
Waiver/reimbursement	0.18	%(g)	0.17%		0.23%		0.22%		0.22%	0.24%
Portfolio turnover rate	9	%(e)	16%		6%		20%		9%	13%
Net assets, end of period (000's)	$4,044		$4,478		$13,403		$16,228		$18,414	$5,917

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

85

Financial Highlights – Columbia North Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$10.40		$10.56		$10.87		$10.85		$10.44	$10.58
Income From Investment Operations:
Net investment income (b)	0.16		0.33		0.33		0.33		0.36	0.34
Net realized and unrealized gain (loss) on investments	0.09		(0.16)		(0.31)		0.02		0.41	(0.10)
Total from Investment Operations	0.25		0.17		0.02		0.35		0.77	0.24
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.33)		(0.33)		(0.33)		(0.36)	(0.38)
From net realized gains	(0.03)		—		—		—		—	—
Total Distributions Declared to Shareholders	(0.19)		(0.33)		(0.33)		(0.33)		(0.36)	(0.38)
Net Asset Value, End of Period	$10.46		$10.40		$10.56		$10.87		$10.85	$10.44
Total return (c)(d)	2.41	%(e)	1.60%		0.17%		3.25%		7.40%	2.25%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	1.50	%(f)(g)	1.50	%(f)	1.50%		1.50%		1.50%	1.50%
Interest expense	—		—		—	%(h)	—	%(h)	—	—	%(h)
Net expenses	1.50	%(f)(g)	1.50	%(f)	1.50%		1.50%		1.50%	1.50%
Net investment income	3.09	%(f)(g)	3.14	%(f)	3.08%		3.02%		3.30%	3.58%
Waiver/reimbursement	0.18	%(g)	0.17%		0.23%		0.22%		0.22%	0.24%
Portfolio turnover rate	9	%(e)	16%		6%		20%		9%	13%
Net assets, end of period (000's)	$4,972		$4,650		$4,037		$1,942		$1,585	$734

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

86

Financial Highlights – Columbia North Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$10.39		$10.56		$10.87		$10.85		$10.43	$10.58
Income From Investment Operations:
Net investment income (b)	0.21		0.43		0.43		0.44		0.46	0.49
Net realized and unrealized gain (loss) on investments	0.10		(0.16)		(0.30)		0.02		0.42	(0.16)
Total from Investment Operations	0.31		0.27		0.13		0.46		0.88	0.33
Less Distributions Declared to Shareholders:
From net investment income	(0.21)		(0.44)		(0.44)		(0.44)		(0.46)	(0.48)
From net realized gains	(0.03)		—		—		—		—	—
Total Distributions Declared to Shareholders	(0.24)		(0.44)		(0.44)		(0.44)		(0.46)	(0.48)
Net Asset Value, End of Period	$10.46		$10.39		$10.56		$10.87		$10.85	$10.43
Total return (c)(d)	3.02	%(e)	2.53%		1.19%		4.29%		8.59%	3.20%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	0.50	%(f)(g)	0.50	%(f)	0.50%		0.50%		0.50%	0.50%
Interest expense	—		—		—	%(h)	—	%(h)	—	—	%(h)
Net expenses	0.50	%(f)(g)	0.50	%(f)	0.50%		0.50%		0.50%	0.50%
Net investment income	4.09	%(f)(g)	4.14	%(f)	4.08%		4.02%		4.30%	4.58%
Waiver/reimbursement	0.18	%(g)	0.17%		0.23%		0.22%		0.22%	0.24%
Portfolio turnover rate	9	%(e)	16%		6%		20%		9%	13%
Net assets, end of period (000's)	$145,523		$138,854		$150,588		$192,537		$203,170	$176,671

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

87

Financial Highlights – Columbia South Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$10.25		$10.46		$10.79		$10.73		$10.50		$10.64
Income From Investment Operations:
Net investment income (b)	0.19		0.43		0.41		0.42		0.46		0.50
Net realized and unrealized gain (loss) on investments	0.12		(0.17)		(0.29)		0.14		0.24		(0.14)
Total from Investment Operations	0.31		0.26		0.12		0.56		0.70		0.36
Less Distributions Declared to Shareholders:
From net investment income	(0.20)		(0.40)		(0.41)		(0.42)		(0.47)		(0.50)
From net realized gains	(0.01)		(0.07)		(0.04)		(0.08)		—	(c)	—
Total Distributions Declared to Shareholders	(0.21)		(0.47)		(0.45)		(0.50)		(0.47)		(0.50)
Net Asset Value, End of Period	$10.35		$10.25		$10.46		$10.79		$10.73		$10.50
Total return (d)(e)	3.04	%(f)	2.46%		1.11%		5.41%		6.79%		3.39%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	0.75	%(g)(h)	0.75	%(g)	0.75%		0.75%		0.75%		0.75%
Interest expense	—		—	%(i)	—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net expenses	0.75	%(g)(h)	0.75	%(g)	0.75%		0.75%		0.75%		0.75%
Net investment income	3.79	%(g)(h)	3.78	%(g)	3.80%		3.94%		4.39%		4.67%
Waiver/reimbursement	0.15	%(h)	0.14%		0.21%		0.21%		0.21%		0.23%
Portfolio turnover rate	8	%(f)	11%		9%		15%		24%		8%
Net assets, end of period (000's)	$17,272		$18,855		$23,303		$27,956		$29,186		$17,791

(a) On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Rounds to less than $0.01 per share.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Not annualized.

(g) The benefits derived from custody credits had an impact of less than 0.01%.

(h) Annualized.

(i) Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

88

Financial Highlights – Columbia South Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$10.25		$10.46		$10.79		$10.73		$10.50		$10.64
Income From Investment Operations:
Net investment income (b)	0.16		0.34		0.33		0.34		0.40		0.42
Net realized and unrealized gain (loss) on investments	0.11		(0.16)		(0.29)		0.14		0.22		(0.14)
Total from Investment Operations	0.27		0.18		0.04		0.48		0.62		0.28
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.32)		(0.33)		(0.34)		(0.39)		(0.42)
From net realized gains	(0.01)		(0.07)		(0.04)		(0.08)		—	(c)	—
Total Distributions Declared to Shareholders	(0.17)		(0.39)		(0.37)		(0.42)		(0.39)		(0.42)
Net Asset Value, End of Period	$10.35		$10.25		$10.46		$10.79		$10.73		$10.50
Total return (d)(e)	2.65	%(f)	1.70%		0.35%		4.62%		6.00%		2.62%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	1.50	%(g)(h)	1.50	%(g)	1.50%		1.50%		1.50%		1.50%
Interest expense	—		—	%(i)	—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net expenses	1.50	%(g)(h)	1.50	%(g)	1.50%		1.50%		1.50%		1.50%
Net investment income	3.04	%(g)(h)	3.03	%(g)	3.06%		3.19%		3.64%		3.92%
Waiver/reimbursement	0.15	%(h)	0.14%		0.22%		0.21%		0.21%		0.23%
Portfolio turnover rate	8	%(f)	11%		9%		15%		24%		8%
Net assets, end of period (000's)	$3,701		$4,135		$8,170		$10,524		$11,892		$7,797

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

89

Financial Highlights – Columbia South Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$10.26		$10.47		$10.80		$10.74		$10.51		$10.64
Income From Investment Operations:
Net investment income (b)	0.16		0.34		0.33		0.34		0.38		0.41
Net realized and unrealized gain (loss) on investments	0.11		(0.16)		(0.29)		0.14		0.24		(0.12)
Total from Investment Operations	0.27		0.18		0.04		0.48		0.62		0.29
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.32)		(0.33)		(0.34)		(0.39)		(0.42)
From net realized gains	(0.01)		(0.07)		(0.04)		(0.08)		—	(c)	—
Total Distributions Declared to Shareholders	(0.17)		(0.39)		(0.37)		(0.42)		(0.39)		(0.42)
Net Asset Value, End of Period	$10.36		$10.26		$10.47		$10.80		$10.74		$10.51
Total return (d)(e)	2.65	%(f)	1.70%		0.36%		4.62%		5.98%		2.71%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	1.50	%(g)(h)	1.50	%(g)	1.50%		1.50%		1.50%		1.50%
Interest expense	—		—	%(i)	—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net expenses	1.50	%(g)(h)	1.50	%(g)	1.50%		1.50%		1.50%		1.50%
Net investment income	3.03	%(g)(h)	3.03	%(g)	3.06%		3.19%		3.64%		3.92%
Waiver/reimbursement	0.15	%(h)	0.14%		0.22%		0.21%		0.21%		0.23%
Portfolio turnover rate	8	%(f)	11%		9%		15%		24%		8%
Net assets, end of period (000's)	$6,606		$7,060		$7,944		$9,103		$9,997		$3,713

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

90

Financial Highlights – Columbia South Carolina Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$10.25		$10.46		$10.79		$10.74		$10.50		$10.64
Income From Investment Operations:
Net investment income (b)	0.21		0.46		0.43		0.45		0.50		0.52
Net realized and unrealized gain (loss) on investments	0.11		(0.18)		(0.29)		0.13		0.24		(0.14)
Total from Investment Operations	0.32		0.28		0.14		0.58		0.74		0.38
Less Distributions Declared to Shareholders:
From net investment income	(0.21)		(0.42)		(0.43)		(0.45)		(0.50)		(0.52)
From net realized gains	(0.01)		(0.07)		(0.04)		(0.08)		—	(c)	—
Total Distributions Declared to Shareholders	(0.22)		(0.49)		(0.47)		(0.53)		(0.50)		(0.52)
Net Asset Value, End of Period	$10.35		$10.25		$10.46		$10.79		$10.74		$10.50
Total return (d)(e)	3.17	%(f)	2.71%		1.36%		5.57%		7.16%		3.65%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	0.50	%(g)(h)	0.50	%(g)	0.50%		0.50%		0.50%		0.50%
Interest expense	—		—	%(i)	—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net expenses	0.50	%(g)(h)	0.50	%(g)	0.50%		0.50%		0.50%		0.50%
Net investment income	4.03	%(g)(h)	4.03	%(g)	4.05%		4.19%		4.64%		4.92%
Waiver/reimbursement	0.15	%(h)	0.14%		0.22%		0.21%		0.21%		0.23%
Portfolio turnover rate	8	%(f)	11%		9%		15%		24%		8%
Net assets, end of period (000's)	$162,769		$160,021		$178,468		$220,249		$212,300		$207,645

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

91

Financial Highlights – Columbia Virginia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2006		2006 (a)		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.67		$10.86		$11.21	$11.18	$10.79	$10.92
Income From Investment Operations:
Net investment income (b)	0.19		0.38		0.40	0.43	0.46	0.47
Net realized and unrealized gain (loss) on investments	0.15		(0.18)		(0.33)	0.03	0.38	(0.13)
Total from Investment Operations	0.34		0.20		0.07	0.46	0.84	0.34
Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.38)		(0.40)	(0.43)	(0.45)	(0.47)
From net realized gains	(0.03)		(0.01)		(0.02)	— (c)	—	—
Total Distributions Declared to Shareholders	(0.22)		(0.39)		(0.42)	(0.43)	(0.45)	(0.47)
Net Asset Value, End of Period	$10.79		$10.67		$10.86	$11.21	$11.18	$10.79
Total return (d)(e)	3.21	%(f)	1.88%		0.69%	4.21%	7.95%	3.18%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	0.75	%(g)(h)	0.75	%(h)	0.75%	0.75%	0.75%	0.75%
Interest expense (i)	—	%(g)	—%		—%	—%	—%	—%
Net expenses	0.75	%(g)(h)	0.75	%(h)	0.75%	0.75%	0.75%	0.75%
Net investment income	3.56	%(g)(h)	3.54	%(h)	3.70%	3.85%	4.11%	4.33%
Waiver/reimbursement	0.12	%(g)	0.12%		0.19%	0.20%	0.20%	0.22%
Portfolio turnover rate	14	%(f)	30%		14%	17%	7%	10%
Net assets, end of period (000's)	$51,408		$53,054		$48,476	$57,288	$57,088	$45,678

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

92

Financial Highlights – Columbia Virginia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2006		2006 (a)		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.67		$10.86		$11.22	$11.18	$10.79	$10.92
Income From Investment Operations:
Net investment income (b)	0.15		0.30		0.32	0.35	0.37	0.39
Net realized and unrealized gain (loss) on investments	0.15		(0.18)		(0.34)	0.04	0.39	(0.13)
Total from Investment Operations	0.30		0.12		(0.02)	0.39	0.76	0.26
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.30)		(0.32)	(0.35)	(0.37)	(0.39)
From net realized gains	(0.03)		(0.01)		(0.02)	— (c)	—	—
Total Distributions Declared to Shareholders	(0.18)		(0.31)		(0.34)	(0.35)	(0.37)	(0.39)
Net Asset Value, End of Period	$10.79		$10.67		$10.86	$11.22	$11.18	$10.79
Total return (d)(e)	2.82	%(f)	1.12%		(0.15)%	3.52%	7.14%	2.40%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	1.50	%(g)(h)	1.50	%(h)	1.50%	1.50%	1.50%	1.50%
Interest expense (i)	—	%(g)	—%		—%	—%	—%	—%
Net expenses	1.50	%(g)(h)	1.50	%(h)	1.50%	1.50%	1.50%	1.50%
Net investment income	2.82	%(g)(h)	2.79	%(h)	2.95%	3.10%	3.36%	3.58%
Waiver/reimbursement	0.12	%(g)	0.12%		0.19%	0.20%	0.20%	0.22%
Portfolio turnover rate	14	%(f)	30%		14%	17%	7%	10%
Net assets, end of period (000's)	$3,772		$4,360		$13,563	$15,907	$17,337	$8,987

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

93

Financial Highlights – Columbia Virginia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2006		2006 (a)		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.67		$10.86		$11.21	$11.18	$10.79	$10.92
Income From Investment Operations:
Net investment income (b)	0.15		0.30		0.32	0.35	0.37	0.39
Net realized and unrealized gain (loss) on investments	0.15		(0.18)		(0.33)	0.03	0.39	(0.13)
Total from Investment Operations	0.30		0.12		(0.01)	0.38	0.76	0.26
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.30)		(0.32)	(0.35)	(0.37)	(0.39)
From net realized gains	(0.03)		(0.01)		(0.02)	— (c)	—	—
Total Distributions Declared to Shareholders	(0.18)		(0.31)		(0.34)	(0.35)	(0.37)	(0.39)
Net Asset Value, End of Period	$10.79		$10.67		$10.86	$11.21	$11.18	$10.79
Total return (d)(e)	2.82	%(f)	1.12%		(0.06)%	3.43%	7.14%	2.41%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	1.50	%(g)(h)	1.50	%(h)	1.50%	1.50%	1.50%	1.50%
Interest expense (i)	—	%(g)	—%		—%	—%	—%	—%
Net expenses	1.50	%(g)(h)	1.50	%(h)	1.50%	1.50%	1.50%	1.50%
Net investment income	2.81	%(g)(h)	2.79	%(h)	2.95%	3.10%	3.36%	3.58%
Waiver/reimbursement	0.12	%(g)	0.12%		0.19%	0.20%	0.20%	0.22%
Portfolio turnover rate	14	%(f)	30%		14%	17%	7%	10%
Net assets, end of period (000's)	$1,498		$1,450		$1,860	$2,303	$1,680	$869

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

94

Financial Highlights – Columbia Virginia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2006		2006 (a)		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.67		$10.86		$11.21	$11.18	$10.79	$10.92
Income From Investment Operations:
Net investment income (b)	0.20		0.44		0.43	0.46	0.48	0.50
Net realized and unrealized gain (loss) on investments	0.15		(0.21)		(0.33)	0.03	0.39	(0.13)
Total from Investment Operations	0.35		0.23		0.10	0.49	0.87	0.37
Less Distributions Declared to Shareholders:
From net investment income	(0.20)		(0.41)		(0.43)	(0.46)	(0.48)	(0.50)
From net realized gains	(0.03)		(0.01)		(0.02)	— (c)	—	—
Total Distributions Declared to Shareholders	(0.23)		(0.42)		(0.45)	(0.46)	(0.48)	(0.50)
Net Asset Value, End of Period	$10.79		$10.67		$10.86	$11.21	$11.18	$10.79
Total return (d)(e)	3.34	%(f)	2.13%		0.94%	4.47%	8.21%	3.44%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses	0.50	%(g)(h)	0.50	%(h)	0.50%	0.50%	0.50%	0.50%
Interest expense (i)	—	%(g)	—%		—%	—%	—%	—%
Net expenses	0.50	%(g)(h)	0.50	%(h)	0.50%	0.50%	0.50%	0.50%
Net investment income	3.81	%(g)(h)	3.79	%(h)	3.94%	4.10%	4.36%	4.58%
Waiver/reimbursement	0.12	%(g)	0.12%		0.19%	0.20%	0.20%	0.22%
Portfolio turnover rate	14	%(f)	30%		14%	17%	7%	10%
Net assets, end of period (000's)	$268,460		$266,292		$282,024	$280,515	$287,348	$237,459

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

95

Notes to Financial Statements – Municipal Bond Funds, September 30, 2006 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. Information presented in these financial statements pertains to the following portfolios of the Trust (each a "Fund" and collectively, the "Funds"):

Columbia Short Term Municipal Bond Fund

Columbia California Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

Investment Goals

Columbia Short Term Municipal Bond Fund seeks high current income exempt from federal income tax consistent with minimal fluctuation of principal. Each of the Intermediate Municipal Bond Funds seeks high current income exempt from federal income tax and the respective state income tax consistent with moderate fluctuation of principal.

Fund Shares

The Funds may issue an unlimited number of shares and each offers four classes of shares: Class A, Class B, Class C and Class Z shares. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 1.00% for Columbia Short Term Municipal Bond Fund and 3.25% for the Intermediate Municipal Bond Funds, based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares of the Intermediate Municipal Bond Funds are subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares of the Intermediate Municipal Bond Funds will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Funds' prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open-end investment companies are valued at net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Funds' financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

96

Municipal Bond Funds, September 30, 2006 (Unaudited)

When-Issued/Delayed Delivery Securities

Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date and interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Futures Contracts

The Funds may invest in municipal and U.S. Treasury futures contracts. The Funds will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Funds and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Funds' Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, each Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. Each Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Funds recognize a realized gain or loss when the contract is closed or expires.

Income Recognition

Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Expenses

General expenses of the Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged directly to such Fund or class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly for each of the Funds. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be minimal.

97

Municipal Bond Funds, September 30, 2006 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2006 was as follows:

	Tax-Exempt Income	Ordinary Income*	Long-term Capital Gains
Columbia Short Term Municipal Bond Fund	$20,454,767	$229,105	$—
Columbia California Intermediate Municipal Bond Fund	4,416,434	18,933	630,786
Columbia Georgia Intermediate Municipal Bond Fund	5,195,881	101,360	—
Columbia Maryland Intermediate Municipal Bond Fund	7,140,985	73,915	—
Columbia North Carolina Intermediate Municipal Bond Fund	7,075,740	119,903	—
Columbia South Carolina Intermediate Municipal Bond Fund	7,873,375	168,358	1,377,846
Columbia Virginia Intermediate Municipal Bond Fund	11,849,563	627,401	370,472

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2006, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Columbia Short Term Municipal Bond Fund	$1,633,047	$(2,005,935)	$(372,888)
Columbia California Intermediate Municipal Bond Fund	2,908,968	(93,821)	2,815,147
Columbia Georgia Intermediate Municipal Bond Fund	4,326,640	(77,799)	4,248,841
Columbia Maryland Intermediate Municipal Bond Fund	5,451,347	(87,144)	5,364,203
Columbia North Carolina Intermediate Municipal Bond Fund	6,121,858	(163,473)	5,958,385
Columbia South Carolina Intermediate Municipal Bond Fund	6,050,270	(55,124)	5,995,146
Columbia Virginia Intermediate Municipal Bond Fund	6,816,327	(417,219)	6,399,108

The following capital loss carryforwards, determined as of March 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Expiring in 2009	Expiring in 2010	Expiring in 2011	Expiring in 2012	Expiring in 2013	Expiring in 2014
Columbia Short Term Municipal Bond Fund	$360,272	$14,892	$336,127	$110,010	$1,652,421	$1,817,431
Columbia Georgia Intermediate Municipal Bond Fund	552,341	57,952	955,601	—	—	—
Columbia Maryland Intermediate Municipal Bond Fund	202,401	—	480,249	—	828,332	901,428

98

Municipal Bond Funds, September 30, 2006 (Unaudited)

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Funds and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on each Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Funds. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

Fees on Average Net Assets

	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
All Funds (except Columbia Short Term Municipal Bond Fund)	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Columbia Short Term Municipal Bond Fund	0.30%	0.25%	0.25%	0.25%	0.25%	0.25%

For the six months ended September 30, 2006, the annualized effective investment advisory fee rates for the Funds, as a percentage of each Fund's average daily net assets, were as follows:

Annualized Effective Fee Rate
Columbia Short Term Municipal Bond Fund	0.30%
Columbia California Intermediate Municipal Bond Fund	0.40%
Columbia Georgia Intermediate Municipal Bond Fund	0.40%
Columbia Maryland Intermediate Municipal Bond Fund	0.40%
Columbia North Carolina Intermediate Municipal Bond Fund	0.40%
Columbia South Carolina Intermediate Municipal Bond Fund	0.40%
Columbia Virginia Intermediate Municipal Bond Fund	0.40%

Administration Fee

Columbia provides administrative and other services to the Funds. Under the administration agreement, Columbia is entitled to receive an administration fee from each Fund, computed daily and paid monthly, at the annual rate of 0.15% of each Fund's average daily net assets less the fees payable by each Fund under the pricing and bookkeeping agreement (described below).

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

99

Municipal Bond Funds, September 30, 2006 (Unaudited)

Under its pricing and bookkeeping agreement with the Funds, Columbia receives from each Fund an annual fee of $38,000 paid monthly. In addition, each Fund pays a monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) for a Fund shall not exceed $140,000.

The Funds also reimburse Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing each Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended September 30, 2006, the annualized effective transfer agent fee rates for the Funds, inclusive of out-of-pocket expenses and net of fee waivers, as a percentage of the Funds' average daily net assets, were as follows:

Transfer Agent Fee Rate
Columbia Short Term Municipal Bond Fund	0.02%
Columbia California Intermediate Municipal Bond Fund	0.01%
Columbia Georgia Intermediate Municipal Bond Fund	0.01%
Columbia Maryland Intermediate Municipal Bond Fund	0.02%
Columbia North Carolina Intermediate Municipal Bond Fund	0.02%
Columbia South Carolina Intermediate Municipal Bond Fund	0.01%
Columbia Virginia Intermediate Municipal Bond Fund	0.01%

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Funds' shares. For the six months ended September 30, 2006, the Distributor has retained net underwriting discounts and net contingent deferred sales charge ("CDSC") fees as follows:

	Front End Sales Charge	Contingent Deferred Sales Charge
	Class A	Class A	Class B	Class C
Columbia Short Term Municipal Bond Fund	$128	$2,994	$—	$12
Columbia California Intermediate Municipal Bond Fund	619	—	199	—
Columbia Georgia Intermediate Municipal Bond Fund	333	—	3,000	1,679
Columbia Maryland Intermediate Municipal Bond Fund	62	—	7,937	—
Columbia North Carolina Intermediate Municipal Bond Fund	460	—	119	—
Columbia South Carolina Intermediate Municipal Bond Fund	131	—	2,941	—
Columbia Virginia Intermediate Municipal Bond Fund	276	11,988	3,289	—

100

Municipal Bond Funds, September 30, 2006 (Unaudited)

The Trust has adopted shareholder servicing plans and distribution plans for the Class B Shares and Class C Shares of each Fund and a combined distribution and shareholder servicing plan for Class A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%*	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

* Columbia Short Term Municipal Bond Fund pays its shareholder servicing fees, at the rates shown above, under a separate shareholder servicing plan.

Expense Limits and Fee Waivers

Columbia has agreed to waive fees and/or reimburse expenses to the extent that total expenses (excluding interest expense and shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

Annual Rate
Columbia Short Term Municipal Bond Fund	0.40%
Columbia California Intermediate Municipal Bond Fund	0.50%
Columbia Georgia Intermediate Municipal Bond Fund	0.50%
Columbia Maryland Intermediate Municipal Bond Fund	0.50%
Columbia North Carolina Intermediate Municipal Bond Fund	0.50%
Columbia South Carolina Intermediate Municipal Bond Fund	0.50%
Columbia Virginia Intermediate Municipal Bond Fund	0.50%

Columbia is entitled to recover from the Funds any fees waived or expenses reimbursed by Columbia during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery.

At September 30, 2006, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

	Amount of potential recovery expiring March 31,				Total potential	Amount recovered during the period ended
	2010	2009	2008	2007	recovery	9/30/06
Columbia Short Term Municipal Bond Fund	$348,446	$622,982	$1,654,068	$1,941,539	$4,567,035	$—
Columbia California Intermediate Municipal Bond Fund	117,920	223,600	355,379	324,546	1,021,445	—
Columbia Georgia Intermediate Municipal Bond Fund	127,466	260,729	385,979	369,815	1,143,989	—
Columbia Maryland Intermediate Municipal Bond Fund	153,433	308,526	491,226	496,036	1,449,221	—

101

Municipal Bond Funds, September 30, 2006 (Unaudited)

	Amount of potential recovery expiring March 31,				Total potential	Amount recovered during the period ended
	2010	2009	2008	2007	recovery	9/30/06
Columbia North Carolina Intermediate Municipal Bond Fund	$156,284	$295,622	$473,009	$481,044	$1,405,959	$—
Columbia South Carolina Intermediate Municipal Bond Fund	146,682	290,174	492,127	493,535	1,422,518	—
Columbia Virginia Intermediate Municipal Bond Fund	188,955	390,700	650,980	630,499	1,861,134	—

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Funds, with the exception of the Funds' Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statements of Assets and Liabilities.

Other

Columbia provides certain services to the Funds related to Sarbanes-Oxley compliance. The fees for these services are included in the administration fee.

Certain Funds have made daily investments of cash balances in Columbia Tax-Exempt Reserves, another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included as "Dividends from affiliates" on the Statements of Operations. Columbia earned advisory and administration fees on the investments made in the Columbia Tax-Exempt Reserves in addition to the advisory fees earned by Columbia from the Funds. For the six months ended September 30, 2006, Columbia earned the following fees related to investments in affiliated funds:

	Advisory Fees (earned by Columbia)	Administration Fees (earned by Columbia)
Columbia Short Term Municipal Bond Fund	$6,355	$3,221
Columbia California Intermediate Municipal Bond Fund	1,794	897
Columbia Georgia Intermediate Municipal Bond Fund	2,063	1,030
Columbia Maryland Intermediate Municipal Bond Fund	1,573	777
Columbia North Carolina Intermediate Municipal Bond Fund	1,664	819
Columbia South Carolina Intermediate Municipal Bond Fund	876	438
Columbia Virginia Intermediate Municipal Bond Fund	1,803	913

102

Municipal Bond Funds, September 30, 2006 (Unaudited)

Note 5. Portfolio Information

For the six months ended September 30, 2006, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	Purchases	Sales
Columbia Short Term Municipal Bond Fund	$142,814,248	$279,783,430
Columbia California Intermediate Municipal Bond Fund	20,874,030	15,315,847
Columbia Georgia Intermediate Municipal Bond Fund	16,999,249	17,924,219
Columbia Maryland Intermediate Municipal Bond Fund	27,476,244	40,293,258
Columbia North Carolina Intermediate Municipal Bond Fund	18,679,694	15,123,821
Columbia South Carolina Intermediate Municipal Bond Fund	15,824,711	20,325,692
Columbia Virginia Intermediate Municipal Bond Fund	44,101,862	45,326,801

Note 6. Shares of Beneficial Interest

As of September 30, 2006, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Short Term Municipal Bond Fund	84.8%
Columbia California Intermediate Municipal Bond Fund	91.3%
Columbia Georgia Intermediate Municipal Bond Fund	81.7%
Columbia Maryland Intermediate Municipal Bond Fund	80.7%

% of Shares Outstanding Held
Columbia North Carolina Intermediate Municipal Bond Fund	81.0%
Columbia South Carolina Intermediate Municipal Bond Fund	84.0%
Columbia Virginia Intermediate Municipal Bond Fund	81.1%

Note 7. Line of Credit

The Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statements of Operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund.

For the six months ended September 30, 2006, borrowings by the Funds under the Agreement were as follows:

	Average Amount Outstanding*	Average Interest Rate
Columbia Short Term Municipal Bond Fund	$3,000,000	5.38%
Columbia Virginia Intermediate Municipal Bond Fund	2,000,000	5.56%

*  The average amount outstanding was calculated based on daily balances in the period.

103

Municipal Bond Funds, September 30, 2006 (Unaudited)

Note 8. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Funds hold investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Funds' insurers is rated Aaa by Moody's Investor Services, Inc. ("Moody's") or rated AAA by Standard & Poor's except for Radian Asset Assurance, Inc., which is rated Aa3 and AA by Moody's and Standard & Poor's, respectively. At September 30, 2006, investments supported by private insurers that represent greater than 5% of the total investments of the Funds were as follows:

Columbia Short Term Municipal Bond Fund

Insurer	% of Total Investments
MBIA Insurance Corp.	10.2
Ambac Assurance Corp.	6.5
Financial Guaranty Insurance Co.	6.5

Columbia California Intermediate Municipal Bond Fund

Insurer	% of Total Investments
Ambac Assurance Corp.	20.1
Financial Guaranty Insurance Co.	16.9
Financial Security Assurance, Inc.	13.3
MBIA Insurance Corp.	9.2

Columbia Georgia Intermediate Municipal Bond Fund

Insurer	% of Total Investments
MBIA Insurance Corp.	24.5
Ambac Assurance Corp.	15.1
Financial Security Assurance, Inc.	7.9
Financial Guaranty Insurance Co.	5.3
Federal National Mortgage Association	5.2

Columbia Maryland Intermediate Municipal Bond Fund

Insurer	% of Total Investments
Financial Guaranty Insurance Co.	13.7
Ambac Assurance Corp.	6.0
Financial Security Assurance, Inc.	5.7
MBIA Insurance Corp.	5.7

Columbia North Carolina Intermediate Municipal Bond Fund

Insurer	% of Total Investments
Ambac Assurance Corp.	11.9
MBIA Insurance Corp.	10.6
Financial Security Assurance, Inc.	10.5
Financial Guaranty Insurance Co.	10.0

Columbia South Carolina Intermediate Municipal Bond Fund

Insurer	% of Total Investments
Financial Security Assurance, Inc.	23.4
MBIA Insurance Corp.	16.5
Ambac Assurance Corp.	16.0

Columbia Virginia Intermediate Municipal Bond Fund

Insurer	% of Total Investments
MBIA Insurance Corp.	20.6
Financial Security Assurance, Inc.	10.4
Financial Guaranty Insurance Co.	6.6

Geographic Concentration

A Fund's municipal holdings may include obligations of issuers that rely in whole or in part for payment of interest and principal on state specific revenues, real property taxes, revenues from particular institutions, such as healthcare institutions, or obligations secured by mortgages on real property. Consequently, the impact of changes in state law or regulations or the economic conditions in a particular state should be considered. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry or region.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of

104

Municipal Bond Funds, September 30, 2006 (Unaudited)

America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action

105

Municipal Bond Funds, September 30, 2006 (Unaudited)

on December 16, 2005. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Nations Funds Trust filed a motion to dismiss this complaint on May 19, 2006, but the Court has not yet ruled on the motion. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, Plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, Plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006.

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

106

Columbia Funds – Municipal Bond Funds

Growth Funds	Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II

Core Funds	Columbia Common Stock Fund Columbia Large Cap Core Fund Columbia Small Cap Core Fund

Value Funds	Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund

Asset Allocation/Hybrid Funds	Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoal(TM) Balanced Growth Portfolio
Columbia LifeGoal(TM) Growth Portfolio
Columbia LifeGoal(TM) Income Portfolio
Columbia LifeGoal(TM) Income and Growth Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity Portfolio
Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund Columbia Large Cap Index Fund Columbia Mid Cap Index Fund Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund Columbia Real Estate Equity Fund Columbia Technology Fund

Global/International Funds	Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund
Columbia World Equity Fund

107

Columbia Funds – Municipal Bond Funds

Taxable Bond Funds	Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Tax-Exempt Insured Fund
Columbia Virginia Intermediate Municipal Bond Fund

Money Market Funds	Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

108

Important Information About This Report

Municipal Bond Funds

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Municipal Bond Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

109

Columbia Municipal Bond Funds

Semiannual Report – September 30, 2006

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/114335-0906(11/06) 06/31346

Columbia Management®

Index Funds

Semiannual Report – September 30, 2006

■   Columbia Large Cap Index Fund

■   Columbia Large Cap Enhanced Core Fund

■   Columbia Mid Cap Index Fund

■   Columbia Small Cap Index Fund

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

President's Message

September 30, 2006

Columbia Large Cap Index Fund	1

Columbia Large Cap Enhanced Core Fund	4

Columbia Mid Cap Index Fund	7

Columbia Small Cap Index Fund	10

Financial Statements	13

Investment Portfolios	14

Statements of Assets and Liabilities	47

Statements of Operations	49

Statements of Changes in Net Assets	50

Financial Highlights	56

Notes to Financial Statements	66

Important Information About This Report	77

The views expressed in the President's Message and Fund Profile reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Dear Shareholder,

Over the past few years, you've heard a lot about change here at Columbia Funds as we've streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient—and to ensure that you find the range of financial choices and services that you expect from one of the nation's leading financial companies.

As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven't done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you'll require for your future. We continue to look for new ways to help meet the unique needs of all our investors—especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us—now and in the years to come.

Keep in mind that investing is often a long-term undertaking. While it's important to review the performance and market environment of the most recent period, it's essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Performance Information – Columbia Large Cap Index Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 10/01/96 – 09/30/06 ($)

Sales charge	without	with
Class A	21,581	n/a
Class B	21,427	21,427
Class Z	22,188	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Large Cap Index Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A	B		Z
Inception	10/10/95	09/23/05		12/15/93
Sales charge	without	without	with	without
6-month (cumulative)	3.93	3.55	–1.45	4.06
1-year	10.34	9.55	4.55	10.64
5-year	6.47	6.31	6.00	6.74
10-year	8.00	7.92	7.92	8.30

The "with sales charge" returns include the applicable contingent deferred sales charge (5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter) for Class B shares. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class A shares are sold at net asset value. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class B shares commenced operations on September 23, 2005 and have no performance prior to that date. Performance prior to September 23, 2005 is that of Class A shares at NAV, which reflect 12b-1 fees of 0.25%. If Class B shares 12b-1 fees had been reflected, total returns would have been lower.

Net asset value per share

as of 09/30/06 ($)

Class A	25.83
Class B	25.83
Class Z	26.05

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.11
Class B	0.11
Class Z	0.11

1

Understanding Your Expenses

Columbia Large Cap Index Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,039.31	1,023.11	1.99	1.98	0.39
Class B	1,000.00	1,000.00	1,035.50	1,019.35	5.82	5.77	1.14
Class Z	1,000.00	1,000.00	1,040.61	1,024.37	0.72	0.71	0.14

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Fund Profile – Columbia Large Cap Index Fund

Summary

■   For the six-month period ended September 30, 2006, the fund's Class A shares returned 3.93%. The S&P 500 Index returned 4.14%.1 The average return for the Lipper S&P 500 Index Objective Classification average was 3.87%.2 As an unmanaged index, the S&P 500 Index does not have fees or any of the other expenses of investing.

■   During the first half of the period, investors favored higher-risk assets. However, sentiment shifted as the Federal Reserve Board Open Market Committee (the Fed) continued to raise a key short-term interest rate. Driven by fears that there were more rate hikes to come, and that inflationary pressures were mounting, investors reversed course and gravitated toward more defensive investments. Late in the period, energy stocks slumped as the price of oil declined. The Fed kept short-term interest rates steady in the final months of the period. The housing sector softened and a cooling economy put a damper on cyclical sectors, in general.

■   In this environment, the best-performing index sectors for the period were defensive in nature: utilities, consumer staples and telecommunications all registered gains, ranging from 9% to 13%. Industrials, materials and technology sectors were the weakest performers and were flat to down for the period.

Portfolio Management

Vikram Kuriyan has co-managed Columbia Large Cap Index Fund since January 2000 and is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

1The S&P 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+3.93%

Class A shares

+4.14%

S&P 500 Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

3

Performance Information – Columbia Large Cap Enhanced Core Fund

Net asset value per share

as of 09/30/06 ($)

Class A	14.05
Class R	14.04
Class Z	14.08

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.58
Class R	0.57
Class Z	0.62

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 10/01/96 – 09/30/06 ($)

Class A	22,283
Class R	22,236
Class Z	22,861

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Large Cap Enhanced Core Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A	R	Z
Inception	07/31/96	01/23/06	07/31/96
6-month (cumulative)	3.95	3.81	4.06
1-year	11.15	10.92	11.42
5-year	7.58	7.54	7.87
10-year	8.34	8.32	8.62

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class A and R shares are sold at net asset value. Class Z shares are sold at net asset value with no 12b-1 fees. Class R and Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The return for Class R shares includes the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since the newer class of shares is subject to a Rule 12b-1 fee.

4

Understanding Your Expenses

Columbia Large Cap Enhanced Core Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,039.51	1,021.31	3.83	3.80	0.75
Class R	1,000.00	1,000.00	1,038.10	1,020.05	5.11	5.06	1.00
Class Z	1,000.00	1,000.00	1,040.61	1,022.56	2.56	2.54	0.50

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

5

Fund Profile – Columbia Large Cap Enhanced Core Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+3.95%

Class A shares

+4.14%

S&P 500 Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary

■   For the six-month period ended September 30, 2006, the fund's Class A shares returned 3.95%. That was lower than the S&P 500 Index, which returned 4.14%.1 The average return of the fund's peer group, the Lipper Large-Cap Core Classification average was 2.32%.2 The fund seeks to maximize the portfolio's exposure to attractive security selection factors, while simultaneously seeking to manage portfolio risk. Our goal is to provide investors with the potential for positive incremental performance relative to the index.

■   The fund's technology holdings outperformed benchmark technology holdings, including Microsoft Corp. (2.8% of net assets) and EMC Corp. (no longer in the portfolio). With capacity expansions progressing smoothly, investors flocked to TXU Corp. (0.4% of net assets), boosting the portfolio's utilities sector results. The stock was up 42% for the period and gains were amplified because the stock was overweight relative to the index. An above-index weight in Reynolds American Inc. (1.1% of net assets) in the consumer staples sector also aided performance. The stock gained 20% for the period.

■   Stock selection in the materials, health care and consumer discretionary sectors dampened the fund's results relative to the index. In the materials sector, a number of the portfolio's positions underperformed, leading to weak sector results. In health care, health care insurer CIGNA Corp. (no longer in the portfolio) declined sharply as investors turned negative on the company's cost structure. The loss was amplified in the portfolio because it was overweight relative to the index. In the consumer discretionary sector, the fund had less exposure to two of the sectors big winners—Comcast Corp. and News Corp. (0.02% and 0.2% of net assets, respectively). Both stocks contributed to the fund's gains, but hampered the return relative to the index.

Portfolio Management

Vikram Kuriyan has co-managed Columbia Large Cap Enhanced Core Fund since February 2005 and is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

1The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

6

Performance Information – Columbia Mid Cap Index Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment Inception – 09/30/06 ($)

Class A	16,506
Class Z	15,977

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Mid Cap Index Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A	Z
Inception	05/31/00	03/31/00
6-month (cumulative)	–4.37	–4.28
1-year	6.20	6.53
5-year	12.53	12.83
Life	8.23	7.47

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class A shares are sold at net asset value. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share

as of 09/30/06 ($)

Class A	11.59
Class Z	11.60

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.34
Class Z	0.37

7

Understanding Your Expenses

Columbia Mid Cap Index Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	956.28	1,023.11	1.91	1.98	0.39
Class Z	1,000.00	1,000.00	957.18	1,024.37	0.69	0.71	0.14

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

8

Fund Profile – Columbia Mid Cap Index Fund

Summary

■   For the six-month period ended September 30, 2006, the fund's Class A shares returned negative 4.37%. The S&P MidCap 400 Index returned negative 4.19%.1 The average return of the Lipper Mid-Cap Core Classification average was negative 2.82%.2 As an unmanaged index, the S&P MidCap 400 Index does not incur fees or any of the other expenses of investing.

■   During the first half of the period, investors favored higher-risk assets. However, sentiment shifted as the Federal Reserve Board Open Market Committee (the Fed) continued to raise a key short-term interest rate. Driven by fears that there were more rate hikes to come, and that inflationary pressures were mounting, investors reversed course and gravitated toward more defensive investments. Late in the period, energy stocks slumped as the price of oil declined. The Fed kept short-term interest rates steady in the final months of the period. The housing sector softened and a cooling economy put a damper on cyclical sectors, in general.

■   In this environment, the best-performing index sectors for the period were: utilities (+9%), consumer staples (+8%) and telecommunications (+7%). The weakest-performing sectors were industrials (-8%), consumer discretionary (-9%) and energy (-11%).

Portfolio Management

Vikram Kuriyan has co-managed Columbia Mid Cap Index Fund since January 2000 and is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

1The S&P MidCap 400 Index is a market capitalization weighted index that tracks the performance of 400 mid-cap US companies. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

–4.37%

Class A shares

–4.19%

S&P MidCap 400 Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

9

Performance Information – Columbia Small Cap Index Fund

Net asset value per share

as of 09/30/06 ($)

Class A	20.93
Class Z	21.02

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.95
Class Z	0.99

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 10/15/96 – 09/30/06 ($)

Class A	25,467
Class Z	26,137

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Small Cap Index Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A	Z
Inception	10/15/96	10/15/96
6-month (cumulative)	–5.66	–5.53
1-year	6.64	6.92
5-year	14.37	14.67
Life	9.84	10.13

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class A shares are sold at net asset value. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

10

Understanding Your Expenses

Columbia Small Cap Index Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	943.40	1,022.81	2.19	2.28	0.45
Class Z	1,000.00	1,000.00	944.70	1,024.07	0.98	1.01	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

11

Fund Profile – Columbia Small Cap Index Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

–5.66%

Class A shares

–5.40%

S&P SmallCap 600 Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary

■   For the six-month period ended September 30, 2006, the fund's Class A shares returned negative 5.66%. The S&P SmallCap 600 Index returned negative 5.40%.1 The average return of the Lipper Small-Cap Core Classification average was negative 5.26%.2 As an unmanaged index, the S&P SmallCap 600 Index does not have fees or any of the other expenses of investing.

■   During the first half of the period, investors favored higher-risk assets. However, sentiment shifted as the Federal Reserve Board Open Market Committee (the Fed) continued to raise a key short-term interest rate. Driven by fears that there were more rate hikes to come, and that inflationary pressures were mounting, investors reversed course and gravitated toward more defensive investments. Late in the period, energy stocks slumped as the price of oil declined. The Fed kept short-term interest rates steady in the final months of the period. The housing sector softened and a cooling economy put a damper on cyclical sectors, in general.

■   In this environment, the best-performing sectors in the index were telecommunications (+15%), utilities (+12%) and consumer staples (+2%). The weakest-performing sectors were industrials, consumer discretionary and materials, which declined 10%, 10% and 8%, respectively.

Portfolio Management

Vikram Kuriyan has co-managed Columbia Small Cap Index Fund since January 2000 and is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

1The S&P SmallCap 600 Index tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and Nasdaq. The S&P SmallCap 600 Index is heavily weighted with the stocks of companies with small market capitalizations. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

12

Financial Statements – Index Funds (September 30, 2006) (Unaudited)

A guide to understanding your fund's financial statements

Investment Portfolio	The investment portfolio details all of the fund's holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

13

Investment Portfolio Columbia Large Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks – 97.5%

	Shares	Value ($)
Consumer Discretionary – 9.9%
Auto Components – 0.1%
Goodyear Tire & Rubber Co. (a)(b)	35,330	512,285
Johnson Controls, Inc.	38,920	2,792,121
Auto Components Total		3,304,406
Automobiles – 0.4%
Ford Motor Co.	374,725	3,031,525
General Motors Corp. (b)	112,720	3,749,067
Harley-Davidson, Inc. (b)	52,285	3,280,884
Automobiles Total		10,061,476
Distributors – 0.1%
Genuine Parts Co.	34,105	1,470,949
Distributors Total		1,470,949
Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A (a)	27,840	1,370,842
H&R Block, Inc.	64,080	1,393,099
Diversified Consumer Services Total		2,763,941
Hotels, Restaurants & Leisure – 1.6%
Carnival Corp.	88,690	4,171,091
Darden Restaurants, Inc.	29,150	1,238,000
Harrah's Entertainment, Inc.	37,055	2,461,564
Hilton Hotels Corp.	76,840	2,139,994
International Game Technology, Inc.	67,670	2,808,305
Marriott International, Inc., Class A	68,440	2,644,521
McDonald's Corp.	244,290	9,556,625
Starbucks Corp. (a)	150,660	5,129,973
Starwood Hotels & Resorts Worldwide, Inc.	43,425	2,483,476
Wendy's International, Inc.	23,395	1,567,465
Wyndham Worldwide Corp. (a)	39,900	1,116,003
Yum! Brands, Inc.	53,925	2,806,796
Hotels, Restaurants & Leisure Total		38,123,813
Household Durables – 0.6%
Black & Decker Corp.	14,725	1,168,429
Centex Corp.	23,585	1,241,043
D.R. Horton, Inc.	54,320	1,300,964
Fortune Brands, Inc.	30,025	2,255,178
Harman International Industries, Inc.	13,000	1,084,720
KB Home (b)	15,690	687,222
Leggett & Platt, Inc.	35,970	900,329
Lennar Corp., Class A	27,600	1,248,900
Newell Rubbermaid, Inc. (b)	55,160	1,562,131
Pulte Homes, Inc.	42,190	1,344,173
Snap-On, Inc.	11,560	514,998

	Shares	Value ($)
Stanley Works	16,150	805,077
Whirlpool Corp. (b)	15,569	1,309,509
Household Durables Total		15,422,673
Internet & Catalog Retail – 0.1%
Amazon.com, Inc. (a)(b)	62,600	2,010,712
Internet & Catalog Retail Total		2,010,712
Leisure Equipment & Products – 0.2%
Brunswick Corp.	18,455	575,612
Eastman Kodak Co. (b)	57,250	1,282,400
Hasbro, Inc.	32,615	741,991
Mattel, Inc.	75,320	1,483,804
Leisure Equipment & Products Total		4,083,807
Media – 3.3%
CBS Corp., Class B	155,525	4,381,139
Clear Channel Communications, Inc.	98,875	2,852,544
Comcast Corp., Class A (a)	417,006	15,366,671
Dow Jones & Co., Inc. (b)	12,925	433,504
EW Scripps Co.	16,600	795,638
Gannett Co., Inc. (b)	47,130	2,678,398
Interpublic Group of Companies, Inc. (a)(b)	87,854	869,755
McGraw-Hill Companies, Inc.	70,150	4,070,804
Meredith Corp.	7,770	383,294
New York Times Co., Class A	28,750	660,675
News Corp., Class A	465,540	9,147,861
Omnicom Group, Inc.	34,255	3,206,268
Time Warner, Inc.	810,285	14,771,496
Tribune Co. (b)	37,950	1,241,724
Univision Communications, Inc., Class A (a)	49,950	1,715,283
Viacom, Inc., Class B (a)	141,325	5,254,463
Walt Disney Co.	416,460	12,872,779
Media Total		80,702,296
Multi-Line Retail – 1.2%
Big Lots, Inc. (a)(b)	21,695	429,778
Dillard's, Inc., Class A (b)	12,025	393,578
Dollar General Corp.	62,140	846,968
Family Dollar Stores, Inc.	30,190	882,756
Federated Department Stores, Inc.	108,268	4,678,260
J.C. Penney Co., Inc.	44,670	3,054,981
Kohl's Corp. (a)	65,205	4,233,109
Nordstrom, Inc.	45,480	1,923,804
Sears Holdings Corp. (a)	16,590	2,622,713
Target Corp.	171,050	9,450,513
Multi-Line Retail Total		28,516,460

See Accompanying Notes to Financial Statements.

14

Columbia Large Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Specialty Retail – 1.9%
AutoNation, Inc. (a)(b)	30,525	637,973
AutoZone, Inc. (a)	10,485	1,083,101
Bed Bath & Beyond, Inc. (a)	56,225	2,151,168
Best Buy Co., Inc.	81,025	4,339,699
Circuit City Stores, Inc.	28,120	706,093
Gap, Inc.	107,280	2,032,956
Home Depot, Inc.	411,215	14,914,768
Limited Brands, Inc.	67,715	1,793,770
Lowe's Companies, Inc.	304,390	8,541,183
Office Depot, Inc. (a)	56,440	2,240,668
OfficeMax, Inc.	14,775	601,934
RadioShack Corp. (b)	27,065	522,355
Sherwin-Williams Co.	22,435	1,251,424
Staples, Inc.	144,762	3,522,059
Tiffany & Co.	27,475	912,170
TJX Companies, Inc.	89,605	2,511,628
Specialty Retail Total		47,762,949
Textiles, Apparel & Luxury Goods – 0.3%
Coach, Inc. (a)	72,940	2,509,136
Jones Apparel Group, Inc.	22,520	730,549
Liz Claiborne, Inc. (b)	20,605	814,103
NIKE, Inc., Class B	38,115	3,339,636
V.F. Corp.	17,705	1,291,580
Textiles, Apparel & Luxury Goods Total		8,685,004
Consumer Discretionary Total		242,908,486
Consumer Staples – 9.3%
Beverages – 2.1%
Anheuser-Busch Companies, Inc.	153,195	7,278,294
Brown-Forman Corp., Class B	15,665	1,200,722
Coca-Cola Co.	406,035	18,141,644
Coca-Cola Enterprises, Inc.	54,910	1,143,775
Constellation Brands, Inc., Class A (a)	41,970	1,207,897
Molson Coors Brewing Co., Class B	9,125	628,712
Pepsi Bottling Group, Inc.	27,070	960,985
PepsiCo, Inc.	328,510	21,438,563
Beverages Total		52,000,592
Food & Staples Retailing – 2.3%
Costco Wholesale Corp.	93,205	4,630,424
CVS Corp.	163,700	5,258,044
Kroger Co.	143,925	3,330,425
Safeway, Inc.	88,600	2,689,010
SUPERVALU, Inc.	42,146	1,249,629
Sysco Corp.	123,195	4,120,873
Wal-Mart Stores, Inc.	490,080	24,170,746

	Shares	Value ($)
Walgreen Co.	200,850	8,915,731
Whole Foods Market, Inc.	28,100	1,669,983
Food & Staples Retailing Total		56,034,865
Food Products – 1.1%
Archer-Daniels-Midland Co.	130,680	4,950,158
Campbell Soup Co. (b)	45,930	1,676,445
ConAgra Foods, Inc.	101,800	2,492,064
Dean Foods Co. (a)	26,600	1,117,732
General Mills, Inc.	70,300	3,978,980
H.J. Heinz Co.	66,035	2,768,848
Hershey Co.	34,975	1,869,414
Kellogg Co.	49,760	2,464,115
McCormick & Co., Inc.	26,285	998,304
Sara Lee Corp.	151,460	2,433,962
Tyson Foods, Inc., Class A (b)	50,200	797,176
Wrigley (Wm.) Jr. Co.	43,675	2,011,671
Food Products Total		27,558,869
Household Products – 2.2%
Clorox Co.	30,150	1,899,450
Colgate-Palmolive Co.	102,915	6,391,022
Kimberly-Clark Corp.	91,270	5,965,407
Procter & Gamble Co.	632,646	39,211,399
Household Products Total		53,467,278
Personal Products – 0.2%
Alberto-Culver Co., Class B	15,577	788,041
Avon Products, Inc.	89,205	2,735,025
Estee Lauder Companies, Inc., Class A	25,700	1,036,481
Personal Products Total		4,559,547
Tobacco – 1.4%
Altria Group, Inc.	417,115	31,930,153
Reynolds American, Inc.	34,140	2,115,656
UST, Inc.	32,040	1,756,753
Tobacco Total		35,802,562
Consumer Staples Total		229,423,713
Energy – 9.2%
Energy Equipment & Services – 1.7%
Baker Hughes, Inc.	65,570	4,471,874
BJ Services Co.	59,580	1,795,145
Halliburton Co.	205,470	5,845,622
Nabors Industries Ltd. (a)(b)	62,950	1,872,763
National-Oilwell Varco, Inc. (a)	34,980	2,048,079
Noble Corp.	27,310	1,752,756
Rowan Companies, Inc.	22,005	696,018
Schlumberger Ltd.	235,950	14,635,978

See Accompanying Notes to Financial Statements.

15

Columbia Large Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Smith International, Inc.	39,900	1,548,120
Transocean, Inc. (a)	62,730	4,593,718
Weatherford International Ltd. (a)	68,900	2,874,508
Energy Equipment & Services Total		42,134,581
Oil, Gas & Consumable Fuels – 7.5%
Anadarko Petroleum Corp.	91,580	4,013,951
Apache Corp.	65,641	4,148,511
Chesapeake Energy Corp. (b)	75,400	2,185,092
Chevron Corp.	437,911	28,402,908
ConocoPhillips	328,267	19,541,735
CONSOL Energy, Inc.	36,500	1,158,145
Devon Energy Corp.	87,880	5,549,622
El Paso Corp.	138,660	1,891,322
EOG Resources, Inc.	48,290	3,141,265
Exxon Mobil Corp.	1,184,470	79,477,937
Hess Corp.	48,020	1,988,988
Kinder Morgan, Inc.	21,305	2,233,829
Marathon Oil Corp.	71,341	5,486,123
Murphy Oil Corp.	37,200	1,768,860
Occidental Petroleum Corp.	171,610	8,256,157
Sunoco, Inc.	26,000	1,616,940
Valero Energy Corp.	122,060	6,282,428
Williams Companies, Inc.	118,735	2,834,205
XTO Energy, Inc.	72,915	3,071,909
Oil, Gas & Consumable Fuels Total		183,049,927
Energy Total		225,184,508
Financials – 21.7%
Capital Markets – 3.6%
Ameriprise Financial, Inc.	48,545	2,276,761
Bank of New York Co., Inc.	152,045	5,361,107
Bear Stearns Companies, Inc.	23,945	3,354,694
Charles Schwab Corp.	206,055	3,688,384
E*TRADE Financial Corp. (a)	85,150	2,036,788
Federated Investors, Inc., Class B	18,090	611,623
Franklin Resources, Inc.	33,170	3,507,727
Goldman Sachs Group, Inc.	85,975	14,544,391
Janus Capital Group, Inc.	41,150	811,478
Legg Mason, Inc.	26,100	2,632,446
Lehman Brothers Holdings, Inc.	107,070	7,908,190
Mellon Financial Corp.	81,985	3,205,614
Merrill Lynch & Co., Inc.	176,635	13,816,390
Morgan Stanley	213,535	15,568,837
Northern Trust Corp.	37,335	2,181,484
State Street Corp.	65,970	4,116,528
T. Rowe Price Group, Inc.	52,140	2,494,899
Capital Markets Total		88,117,341

	Shares	Value ($)
Commercial Banks – 4.2%
AmSouth Bancorp	68,235	1,981,544
BB&T Corp.	107,005	4,684,679
Comerica, Inc.	32,365	1,842,216
Commerce Bancorp, Inc. (b)	37,200	1,365,612
Compass Bancshares, Inc.	25,820	1,471,224
Fifth Third Bancorp	111,175	4,233,544
First Horizon National Corp. (b)	24,670	937,707
Huntington Bancshares, Inc.	47,290	1,131,650
KeyCorp	80,345	3,008,117
M&T Bank Corp. (b)	15,530	1,862,979
Marshall & Ilsley Corp. (b)	50,685	2,442,003
National City Corp.	120,500	4,410,300
North Fork Bancorporation, Inc.	92,817	2,658,279
PNC Financial Services Group, Inc.	58,660	4,249,330
Regions Financial Corp. (b)	90,595	3,332,990
SunTrust Banks, Inc.	72,670	5,615,937
Synovus Financial Corp.	64,565	1,896,274
U.S. Bancorp	354,050	11,761,541
Wachovia Corp.	325,321	18,152,912
Wells Fargo & Co.	670,850	24,271,353
Zions Bancorporation	21,240	1,695,164
Commercial Banks Total		103,005,355
Consumer Finance – 0.9%
American Express Co.	242,025	13,572,762
Capital One Financial Corp.	61,005	4,798,653
SLM Corp.	81,710	4,247,286
Consumer Finance Total		22,618,701
Diversified Financial Services – 5.6%
Bank of America Corp. (c)	901,734	48,305,890
Chicago Mercantile Exchange Holdings, Inc.	7,100	3,395,575
CIT Group, Inc.	39,660	1,928,666
Citigroup, Inc.	984,985	48,924,205
JPMorgan Chase & Co.	691,617	32,478,334
Moody's Corp.	47,210	3,086,590
Diversified Financial Services Total		138,119,260
Insurance – 4.7%
ACE Ltd.	64,750	3,543,767
AFLAC, Inc.	98,860	4,523,834
Allstate Corp.	125,375	7,864,774
Ambac Financial Group, Inc.	21,080	1,744,370
American International Group, Inc.	517,815	34,310,422
Aon Corp.	62,630	2,121,278
Chubb Corp.	81,890	4,255,004
Cincinnati Financial Corp.	34,522	1,659,127
Genworth Financial, Inc., Class A	90,700	3,175,407

See Accompanying Notes to Financial Statements.

16

Columbia Large Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Hartford Financial Services Group, Inc.	60,650	5,261,387
Lincoln National Corp.	57,172	3,549,238
Loews Corp.	91,095	3,452,501
Marsh & McLennan Companies, Inc.	109,665	3,087,070
MBIA, Inc. (b)	26,835	1,648,742
MetLife, Inc.	151,350	8,578,518
Principal Financial Group, Inc.	53,650	2,912,122
Progressive Corp.	153,840	3,775,234
Prudential Financial, Inc. (b)	96,675	7,371,469
SAFECO Corp.	23,160	1,364,819
St. Paul Travelers Companies, Inc.	137,656	6,454,690
Torchmark Corp.	19,730	1,245,160
UnumProvident Corp.	68,225	1,322,883
XL Capital Ltd., Class A	35,950	2,469,765
Insurance Total		115,691,581
Real Estate Investment Trusts (REITs) – 1.1%
Apartment Investment & Management Co., Class A	19,440	1,057,730
Archstone-Smith Trust	42,660	2,322,410
Boston Properties, Inc.	22,800	2,356,152
Equity Office Properties Trust	69,770	2,774,055
Equity Residential Property Trust	57,960	2,931,617
Kimco Realty Corp.	43,200	1,851,984
Plum Creek Timber Co., Inc.	35,670	1,214,207
ProLogis Trust (b)	48,795	2,784,243
Public Storage, Inc.	24,200	2,080,958
Simon Property Group, Inc.	44,025	3,989,546
Vornado Realty Trust	24,300	2,648,700
Real Estate Investment Trusts (REITs) Total		26,011,602
Real Estate Management & Development – 0.0%
Realogy Corp. (a)	42,500	963,900
Real Estate Management & Development Total		963,900
Thrifts & Mortgage Finance – 1.6%
Countrywide Financial Corp.	121,898	4,271,306
Fannie Mae	192,815	10,780,287
Freddie Mac	137,630	9,128,998
Golden West Financial Corp.	52,910	4,087,297
MGIC Investment Corp.	16,815	1,008,395
Sovereign Bancorp, Inc.	71,418	1,536,201
Washington Mutual, Inc.	191,997	8,346,110
Thrifts & Mortgage Finance Total		39,158,594
Financials Total		533,686,334

	Shares	Value ($)
Health Care – 12.4%
Biotechnology – 1.3%
Amgen, Inc. (a)	233,177	16,679,151
Biogen Idec, Inc. (a)	68,422	3,057,095
Genzyme Corp. (a)	52,080	3,513,838
Gilead Sciences, Inc. (a)	91,040	6,254,448
MedImmune, Inc. (a)	47,730	1,394,193
Biotechnology Total		30,898,725
Health Care Equipment & Supplies – 1.5%
Bausch & Lomb, Inc. (b)	10,710	536,892
Baxter International, Inc.	129,955	5,907,754
Becton, Dickinson & Co.	48,780	3,447,283
Biomet, Inc.	48,780	1,570,228
Boston Scientific Corp. (a)	234,687	3,471,021
C.R. Bard, Inc.	20,655	1,549,125
Hospira, Inc. (a)	31,232	1,195,249
Medtronic, Inc.	229,030	10,636,153
St. Jude Medical, Inc. (a)	70,250	2,479,123
Stryker Corp.	59,100	2,930,769
Zimmer Holdings, Inc. (a)	48,405	3,267,337
Health Care Equipment & Supplies Total		36,990,934
Health Care Providers & Services – 2.7%
Aetna, Inc.	109,100	4,314,905
AmerisourceBergen Corp.	40,160	1,815,232
Cardinal Health, Inc.	80,760	5,309,162
Caremark Rx, Inc.	85,090	4,822,050
CIGNA Corp.	22,135	2,574,743
Coventry Health Care, Inc. (a)	31,650	1,630,608
Express Scripts, Inc. (a)	27,450	2,072,200
HCA, Inc.	84,495	4,215,456
Health Management Associates, Inc., Class A	47,830	999,647
Humana, Inc. (a)	32,840	2,170,396
Laboratory Corp. of America Holdings (a)	24,910	1,633,349
Manor Care, Inc.	14,690	767,993
McKesson Corp.	59,600	3,142,112
Medco Health Solutions, Inc. (a)	58,521	3,517,697
Patterson Companies, Inc. (a)	27,700	930,997
Quest Diagnostics, Inc.	32,230	1,971,187
Tenet Healthcare Corp. (a)	93,892	764,281
UnitedHealth Group, Inc.	268,340	13,202,328
WellPoint, Inc. (a)	123,480	9,514,134
Health Care Providers & Services Total		65,368,477
Health Care Technology – 0.0%
IMS Health, Inc.	40,100	1,068,264
Health Care Technology Total		1,068,264

See Accompanying Notes to Financial Statements.

17

Columbia Large Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Life Sciences Tools & Services – 0.3%
Applera Corp. - Applied Biosystems Group	36,295	1,201,727
Fisher Scientific International, Inc. (a)	24,745	1,936,049
Millipore Corp. (a)	10,595	649,473
PerkinElmer, Inc.	25,035	473,913
Thermo Electron Corp. (a)	31,415	1,235,552
Waters Corp. (a)	20,445	925,750
Life Sciences Tools & Services Total		6,422,464
Pharmaceuticals – 6.6%
Abbott Laboratories	304,425	14,782,878
Allergan, Inc.	30,060	3,385,057
Barr Pharmaceuticals, Inc. (a)	21,200	1,101,128
Bristol-Myers Squibb Co.	391,845	9,764,777
Eli Lilly & Co.	195,955	11,169,435
Forest Laboratories, Inc. (a)	63,320	3,204,625
Johnson & Johnson	582,805	37,847,357
King Pharmaceuticals, Inc. (a)	48,415	824,507
Merck & Co., Inc.	433,575	18,166,792
Mylan Laboratories, Inc.	42,045	846,366
Pfizer, Inc.	1,452,775	41,200,699
Schering-Plough Corp.	295,175	6,520,416
Watson Pharmaceuticals, Inc. (a)	20,405	533,999
Wyeth	268,090	13,629,696
Pharmaceuticals Total		162,977,732
Health Care Total		303,726,596
Industrials – 10.6%
Aerospace & Defense – 2.3%
Boeing Co.	158,365	12,487,080
General Dynamics Corp.	80,420	5,763,702
Goodrich Corp.	24,820	1,005,706
Honeywell International, Inc.	163,145	6,672,631
L-3 Communications Holdings, Inc.	24,520	1,920,652
Lockheed Martin Corp.	70,905	6,102,084
Northrop Grumman Corp.	68,613	4,670,487
Raytheon Co.	89,390	4,291,614
Rockwell Collins, Inc.	34,130	1,871,689
United Technologies Corp.	201,500	12,765,025
Aerospace & Defense Total		57,550,670
Air Freight & Logistics – 0.9%
FedEx Corp.	61,090	6,639,261
United Parcel Service, Inc., Class B	215,415	15,496,955
Air Freight & Logistics Total		22,136,216

	Shares	Value ($)
Airlines – 0.1%
Southwest Airlines Co.	156,650	2,609,789
Airlines Total		2,609,789
Building Products – 0.1%
American Standard Companies, Inc.	34,755	1,458,667
Masco Corp.	79,285	2,173,995
Building Products Total		3,632,662
Commercial Services & Supplies – 0.5%
Allied Waste Industries, Inc. (a)	50,545	569,642
Avery Dennison Corp.	18,830	1,133,001
Cintas Corp.	27,250	1,112,618
Equifax, Inc.	25,185	924,541
Monster Worldwide, Inc. (a)	25,595	926,283
Pitney Bowes, Inc.	44,165	1,959,601
R.R. Donnelley & Sons Co.	43,125	1,421,400
Robert Half International, Inc.	34,090	1,158,037
Waste Management, Inc.	107,710	3,950,803
Commercial Services & Supplies Total		13,155,926
Construction & Engineering – 0.1%
Fluor Corp.	17,415	1,339,040
Construction & Engineering Total		1,339,040
Electrical Equipment – 0.5%
American Power Conversion Corp.	33,730	740,711
Cooper Industries Ltd., Class A	18,265	1,556,543
Emerson Electric Co.	81,245	6,813,206
Rockwell Automation, Inc.	35,005	2,033,790
Electrical Equipment Total		11,144,250
Industrial Conglomerates – 4.0%
3M Co.	150,030	11,165,233
General Electric Co. (d)	2,056,840	72,606,452
Textron, Inc.	25,185	2,203,687
Tyco International Ltd.	401,405	11,235,326
Industrial Conglomerates Total		97,210,698
Machinery – 1.4%
Caterpillar, Inc.	130,640	8,596,112
Cummins, Inc. (b)	10,470	1,248,338
Danaher Corp.	47,160	3,238,477
Deere & Co.	46,080	3,866,573
Dover Corp.	40,560	1,924,166
Eaton Corp.	29,900	2,058,615
Illinois Tool Works, Inc.	83,770	3,761,273
Ingersoll-Rand Co., Ltd., Class A	64,130	2,435,658
ITT Corp.	36,830	1,888,274

See Accompanying Notes to Financial Statements.

18

Columbia Large Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Navistar International Corp. (a)	12,310	317,844
Paccar, Inc.	49,695	2,833,609
Pall Corp.	24,870	766,245
Parker Hannifin Corp.	23,995	1,865,131
Machinery Total		34,800,315
Road & Rail – 0.7%
Burlington Northern Santa Fe Corp.	72,140	5,297,962
CSX Corp.	88,350	2,900,530
Norfolk Southern Corp.	82,480	3,633,244
Ryder System, Inc.	12,360	638,765
Union Pacific Corp.	53,695	4,725,160
Road & Rail Total		17,195,661
Trading Companies & Distributors – 0.0%
W.W. Grainger, Inc.	15,015	1,006,305
Trading Companies & Distributors Total		1,006,305
Industrials Total		261,781,532
Information Technology – 14.9%
Communications Equipment – 2.8%
ADC Telecommunications, Inc. (a)	23,387	350,805
Avaya, Inc. (a)	91,080	1,041,955
CIENA Corp. (a)(b)	16,819	458,318
Cisco Systems, Inc. (a)	1,216,250	27,973,750
Comverse Technology, Inc. (a)	40,235	862,638
Corning, Inc. (a)	310,760	7,585,652
JDS Uniphase Corp. (a)(b)	335,645	735,062
Juniper Networks, Inc. (a)	112,700	1,947,456
Lucent Technologies, Inc. (a)(b)	893,040	2,089,714
Motorola, Inc.	488,180	12,204,500
QUALCOMM, Inc.	329,140	11,964,239
Tellabs, Inc. (a)	89,150	977,084
Communications Equipment Total		68,191,173
Computers & Peripherals – 3.5%
Apple Computer, Inc. (a)	169,490	13,055,815
Dell, Inc. (a)	452,625	10,337,955
EMC Corp. (a)	457,970	5,486,480
Hewlett-Packard Co.	545,666	20,020,485
International Business Machines Corp.	303,200	24,844,208
Lexmark International, Inc., Class A (a)	19,985	1,152,335
NCR Corp. (a)	35,870	1,416,148
Network Appliance, Inc. (a)	74,200	2,746,142
QLogic Corp. (a)	31,780	600,642
SanDisk Corp. (a)	39,000	2,088,060

	Shares	Value ($)
Seagate Technology, Inc., Escrow Shares (e)	64,266	643
Sun Microsystems, Inc. (a)	699,205	3,475,049
Computers & Peripherals Total		85,223,962
Electronic Equipment & Instruments – 0.3%
Agilent Technologies, Inc. (a)	81,435	2,662,110
Jabil Circuit, Inc.	36,795	1,051,233
Molex, Inc.	28,165	1,097,590
Sanmina-SCI Corp. (a)	106,115	396,870
Solectron Corp. (a)	182,265	594,184
Symbol Technologies, Inc.	50,596	751,857
Tektronix, Inc.	16,715	483,565
Electronic Equipment & Instruments Total		7,037,409
Internet Software & Services – 1.2%
eBay, Inc. (a)	234,070	6,638,225
Google, Inc., Class A (a)	42,400	17,040,560
VeriSign, Inc. (a)	48,800	985,760
Yahoo!, Inc. (a)	247,710	6,262,109
Internet Software & Services Total		30,926,654
IT Services – 0.9%
Affiliated Computer Services, Inc., Class A (a)	23,610	1,224,415
Automatic Data Processing, Inc.	110,725	5,241,721
Computer Sciences Corp. (a)	34,220	1,680,886
Convergys Corp. (a)	27,625	570,456
Electronic Data Systems Corp.	103,175	2,529,851
First Data Corp.	152,445	6,402,690
Fiserv, Inc. (a)	34,720	1,634,965
Paychex, Inc.	67,460	2,485,901
Sabre Holdings Corp., Class A	26,210	613,052
Unisys Corp. (a)	68,495	387,682
IT Services Total		22,771,619
Office Electronics – 0.1%
Xerox Corp. (a)	194,925	3,033,033
Office Electronics Total		3,033,033
Semiconductors & Semiconductor Equipment – 2.7%
Advanced Micro Devices, Inc. (a)	96,855	2,406,847
Altera Corp. (a)	71,575	1,315,549
Analog Devices, Inc.	70,275	2,065,382
Applied Materials, Inc. (b)	276,755	4,906,866
Broadcom Corp., Class A (a)	93,450	2,835,273
Freescale Semiconductor, Inc., Class B (a)	80,805	3,071,398
Intel Corp.	1,149,175	23,638,530
KLA-Tencor Corp.	39,645	1,763,013
Linear Technology Corp.	60,040	1,868,445
LSI Logic Corp. (a)	79,640	654,641

See Accompanying Notes to Financial Statements.

19

Columbia Large Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Maxim Integrated Products, Inc.	63,880	1,793,112
Micron Technology, Inc. (a)	145,455	2,530,917
National Semiconductor Corp.	59,260	1,394,388
Novellus Systems, Inc. (a)	24,585	680,021
Nvidia Corp. (a)	70,280	2,079,585
PMC-Sierra, Inc. (a)(b)	41,630	247,282
Teradyne, Inc. (a)	39,270	516,793
Texas Instruments, Inc.	305,370	10,153,552
Xilinx, Inc.	67,735	1,486,783
Semiconductors & Semiconductor Equipment Total		65,408,377
Software – 3.4%
Adobe Systems, Inc. (a)	115,370	4,320,607
Autodesk, Inc. (a)	46,190	1,606,488
BMC Software, Inc. (a)	40,800	1,110,576
CA, Inc.	81,804	1,937,937
Citrix Systems, Inc. (a)	36,605	1,325,467
Compuware Corp. (a)	74,190	577,940
Electronic Arts, Inc. (a)	61,090	3,401,491
Intuit, Inc. (a)	68,040	2,183,404
Microsoft Corp.	1,720,920	47,032,744
Novell, Inc. (a)	67,565	413,498
Oracle Corp. (a)	803,665	14,257,017
Parametric Technology Corp. (a)	22,238	388,275
Symantec Corp. (a)	197,130	4,194,926
Software Total		82,750,370
Information Technology Total		365,342,597
Materials – 2.8%
Chemicals – 1.4%
Air Products & Chemicals, Inc.	43,915	2,914,639
Ashland, Inc.	12,650	806,817
Dow Chemical Co.	191,125	7,450,052
E.I. du Pont de Nemours & Co.	183,695	7,869,494
Eastman Chemical Co.	16,350	883,227
Ecolab, Inc.	35,625	1,525,463
Hercules, Inc. (a)	22,570	355,929
International Flavors & Fragrances, Inc.	15,690	620,383
Monsanto Co.	108,144	5,083,849
PPG Industries, Inc.	32,905	2,207,267
Praxair, Inc.	64,205	3,798,368
Rohm & Haas Co.	28,595	1,353,973
Sigma-Aldrich Corp.	13,200	998,844
Chemicals Total		35,868,305
Construction Materials – 0.1%
Vulcan Materials Co.	19,255	1,506,704
Construction Materials Total		1,506,704

	Shares	Value ($)
Containers & Packaging – 0.2%
Ball Corp.	20,755	839,540
Bemis Co., Inc.	20,905	686,938
Pactiv Corp. (a)	27,450	780,129
Sealed Air Corp.	16,165	874,850
Temple-Inland, Inc.	21,620	866,962
Containers & Packaging Total		4,048,419
Metals & Mining – 0.8%
Alcoa, Inc.	172,760	4,844,190
Allegheny Technologies, Inc. (b)	20,040	1,246,288
Freeport-McMoRan Copper & Gold, Inc., Class B	39,130	2,084,064
Newmont Mining Corp.	89,600	3,830,400
Nucor Corp.	61,380	3,037,696
Phelps Dodge Corp.	40,610	3,439,667
United States Steel Corp.	24,570	1,417,197
Metals & Mining Total		19,899,502
Paper & Forest Products – 0.3%
International Paper Co.	90,595	3,137,305
Louisiana-Pacific Corp.	20,970	393,607
MeadWestvaco Corp.	36,095	956,878
Weyerhaeuser Co.	49,055	3,018,354
Paper & Forest Products Total		7,506,144
Materials Total		68,829,074
Telecommunication Services – 3.4%
Diversified Telecommunication Services – 2.8%
AT&T, Inc.	773,916	25,198,705
BellSouth Corp.	361,760	15,465,240
CenturyTel, Inc.	23,235	921,733
Citizens Communications Co.	63,895	897,086
Embarq Corp.	29,757	1,439,346
Qwest Communications International, Inc. (a)(b)	318,885	2,780,677
Verizon Communications, Inc.	577,495	21,442,389
Windstream Corp.	94,480	1,246,191
Diversified Telecommunication Services Total		69,391,367
Wireless Telecommunication Services – 0.6%
ALLTEL Corp.	77,330	4,291,815
Sprint Nextel Corp.	595,245	10,208,452
Wireless Telecommunication Services Total		14,500,267
Telecommunication Services Total		83,891,634
Utilities – 3.3%
Electric Utilities – 1.5%
Allegheny Energy, Inc. (a)	32,790	1,317,174
American Electric Power Co., Inc.	78,515	2,855,591
Edison International	64,930	2,703,685

See Accompanying Notes to Financial Statements.

20

Columbia Large Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

Short-Term Obligation – 2.3%

	Shares	Value ($)
Entergy Corp. (b)	41,485	3,245,372
Exelon Corp.	133,350	8,073,009
FirstEnergy Corp.	65,705	3,670,281
FPL Group, Inc.	80,530	3,623,850
Pinnacle West Capital Corp.	19,855	894,468
PPL Corp.	75,890	2,496,781
Progress Energy, Inc. (b)	50,430	2,288,513
Southern Co.	147,915	5,097,151
Electric Utilities Total		36,265,875
Gas Utilities – 0.0%
Nicor, Inc. (b)	8,845	378,212
Peoples Energy Corp. (b)	7,670	311,786
Gas Utilities Total		689,998
Independent Power Producers & Energy Traders – 0.4%
AES Corp. (a)(b)	131,810	2,687,606
Constellation Energy Group, Inc.	35,755	2,116,696
Dynegy, Inc., Class A (a)	75,320	417,273
TXU Corp.	91,930	5,747,463
Independent Power Producers & Energy Traders Total		10,969,038
Multi-Utilities – 1.4%
Ameren Corp. (b)	40,985	2,163,598
CenterPoint Energy, Inc.	62,150	889,988
CMS Energy Corp. (a)	44,125	637,165
Consolidated Edison, Inc. (b)	49,080	2,267,496
Dominion Resources, Inc.	70,345	5,380,689
DTE Energy Co.	35,455	1,471,737
Duke Energy Corp.	249,687	7,540,547
KeySpan Corp.	34,830	1,432,906
NiSource, Inc.	54,320	1,180,917
PG&E Corp.	69,375	2,889,469
Public Service Enterprise Group, Inc.	50,190	3,071,126
Sempra Energy	52,040	2,615,010
TECO Energy, Inc.	41,610	651,197
Xcel Energy, Inc. (b)	80,905	1,670,688
Multi-Utilities Total		33,862,533
Utilities Total		81,787,444
Total Common Stocks (cost of $1,629,539,134)		2,396,561,918
Securities Lending Collateral – 2.2%
State Street Navigator Securities Lending Prime Portfolio (f)	54,516,281	54,516,281
Total Securities Lending Collateral (cost of $54,516,281)		54,516,281

	Par ($)	Value ($)
Repurchase agreement with State Street Bank & Trust Co., dated 9/29/06, due 10/02/06 at 5.200%, collateralized by a U.S. Government Agency Bond maturing 03/07/22, market value of $57,763,287 (repurchase proceeds $56,653,539)	56,629,000	56,629,000
Total Short-Term Obligation (cost of $56,629,000)		56,629,000
Total Investments – 102.0% (cost of $1,740,684,415) (g)		2,507,707,199
Other Assets & Liabilities, Net – (2.0)%		(49,032,751)
Net Assets – 100.0%		$2,458,674,448

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) All or a portion of this security is on loan at September 30, 2006. The market value of securities on loan at September 30, 2006 is $52,863,635.

(c) Investments in affiliates during the six months ended September 30, 2006:

Security Name:  Bank of America Corp.

Shares at 04/01/06:     947,334

Shares Purchased:     —

Shares Sold:     45,600

Shares at 09/30/06:     901,734

Dividend income earned:   $  988,158

Net realized gain/(loss):   $  251,840

Value at end of period:   $  48,305,890

(d) A portion of this security with a market value of $7,060,000 is pledged as collateral for open futures contracts.

(e) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f) Investment made with cash collateral received from securities lending activity.

(g) Cost for federal income tax purposes is $1,740,684,415.

At September 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	21.7%
Information Technology	14.9
Health Care	12.4
Industrials	10.6
Consumer Discretionary	9.9
Consumer Staples	9.3
Energy	9.2
Telecommunication Services	3.4
Utilities	3.3
Materials	2.8
97.5
Securities Lending Collateral	2.2
Short-Term Obligation	2.3
Other Assets & Liabilities, Net	(2.0)
100.0%

At September 30, 2006, the Fund held the following open long futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
S&P 500 Index	164	$55,161,400	$54,471,886	Dec -2006	$689,514

At September 30, 2006, the Fund had the following open short sale position:

Security	Shares	Cost	Value	Unrealized Depreciation
Tim Hortons, Inc.	31,683	$829,119	$833,263	$(4,144)

See Accompanying Notes to Financial Statements.

21

Investment Portfolio Columbia Large Cap Enhanced Core Fund (September 30, 2006) (Unaudited)

Common Stocks – 97.2%

	Shares	Value ($)
Consumer Discretionary – 9.9%
Automobiles – 0.2%
General Motors Corp. (a)	23,400	778,284
Harley-Davidson, Inc. (a)	800	50,200
Automobiles Total		828,484
Diversified Consumer Services – 0.1%
Alderwoods Group, Inc. (a)(b)	17,892	354,798
Diversified Consumer Services Total		354,798
Hotels, Restaurants & Leisure – 1.4%
Darden Restaurants, Inc.	64,500	2,739,315
McDonald's Corp.	51,600	2,018,592
Starbucks Corp. (b)	10,100	343,905
Wyndham Worldwide Corp. (b)	32,700	914,619
Yum! Brands, Inc.	24,900	1,296,045
Hotels, Restaurants & Leisure Total		7,312,476
Household Durables – 1.1%
Centex Corp. (a)	108,600	5,714,532
Household Durables Total		5,714,532
Media – 2.6%
CBS Corp., Class B	58,800	1,656,396
Clear Channel Communications, Inc.	63,000	1,817,550
Comcast Corp., Class A (b)	2,400	88,440
Gannett Co., Inc.	21,000	1,193,430
McGraw-Hill Companies, Inc.	14,600	847,238
News Corp., Class A	49,200	966,780
Omnicom Group, Inc.	21,600	2,021,760
Time Warner, Inc.	180,900	3,297,807
Walt Disney Co.	50,100	1,548,591
Media Total		13,437,992
Multi-Line Retail – 1.8%
J.C. Penney Co., Inc.	28,100	1,921,759
Kohl's Corp. (b)	54,800	3,557,616
Nordstrom, Inc.	14,000	592,200
Sears Holdings Corp. (b)	20,200	3,193,418
Multi-Line Retail Total		9,264,993
Specialty Retail – 2.4%
Best Buy Co., Inc.	11,400	610,584
Home Depot, Inc.	116,300	4,218,201
Lowe's Companies, Inc.	129,600	3,636,576
Office Depot, Inc. (b)	61,100	2,425,670
OfficeMax, Inc.	7,000	285,180
Sherwin-Williams Co.	4,700	262,166
Staples, Inc.	21,500	523,095
TJX Companies, Inc.	8,600	241,058
Specialty Retail Total		12,202,530

	Shares	Value ($)
Textiles, Apparel & Luxury Goods – 0.3%
Jones Apparel Group, Inc.	47,500	1,540,900
Textiles, Apparel & Luxury Goods Total		1,540,900
Consumer Discretionary Total		50,656,705
Consumer Staples – 9.4%
Beverages – 1.8%
Coca-Cola Co.	127,500	5,696,700
PepsiCo, Inc.	54,600	3,563,196
Beverages Total		9,259,896
Food & Staples Retailing – 1.4%
CVS Corp.	17,400	558,888
Kroger Co.	42,700	988,078
Wal-Mart Stores, Inc.	108,100	5,331,492
Food & Staples Retailing Total		6,878,458
Food Products – 1.9%
Archer-Daniels-Midland Co.	87,000	3,295,560
Dean Foods Co. (b)	24,700	1,037,894
General Mills, Inc.	53,200	3,011,120
H.J. Heinz Co.	60,800	2,549,344
Food Products Total		9,893,918
Household Products – 1.4%
Colgate-Palmolive Co.	50,400	3,129,840
Kimberly-Clark Corp.	14,300	934,648
Procter & Gamble Co.	50,500	3,129,990
Household Products Total		7,194,478
Personal Products – 0.0%
Estee Lauder Companies, Inc., Class A	4,700	189,551
Personal Products Total		189,551
Tobacco – 2.9%
Altria Group, Inc.	121,300	9,285,515
Reynolds American, Inc. (a)	88,400	5,478,148
Tobacco Total		14,763,663
Consumer Staples Total		48,179,964
Energy – 9.1%
Energy Equipment & Services – 1.2%
BJ Services Co.	65,500	1,973,515
Halliburton Co.	102,200	2,907,590
Schlumberger Ltd.	26,000	1,612,780
Energy Equipment & Services Total		6,493,885

See Accompanying Notes to Financial Statements.

22

Columbia Large Cap Enhanced Core Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Oil, Gas & Consumable Fuels – 7.9%
Anadarko Petroleum Corp.	73,000	3,199,590
Apache Corp.	3,800	240,160
Chevron Corp.	79,100	5,130,426
ConocoPhillips	84,500	5,030,285
Devon Energy Corp.	13,700	865,155
Exxon Mobil Corp.	272,600	18,291,460
Hess Corp.	39,600	1,640,232
Marathon Oil Corp.	70,900	5,452,210
Occidental Petroleum Corp.	11,800	567,698
Oil, Gas & Consumable Fuels Total		40,417,216
Energy Total		46,911,101
Financials – 21.5%
Capital Markets – 5.0%
Bank of New York Co., Inc.	23,600	832,136
Bear Stearns Companies, Inc.	9,100	1,274,910
Charles Schwab Corp.	23,200	415,280
Goldman Sachs Group, Inc.	35,900	6,073,203
Lehman Brothers Holdings, Inc.	48,300	3,567,438
Mellon Financial Corp.	2,100	82,110
Merrill Lynch & Co., Inc.	59,100	4,622,802
Morgan Stanley	92,700	6,758,757
Northern Trust Corp.	10,500	613,515
State Street Corp.	21,500	1,341,600
Capital Markets Total		25,581,751
Commercial Banks – 5.2%
BB&T Corp.	16,800	735,504
Comerica, Inc.	29,100	1,656,372
KeyCorp	34,400	1,287,936
National City Corp.	11,600	424,560
PNC Financial Services Group, Inc.	15,300	1,108,332
Regions Financial Corp. (a)	35,600	1,309,724
SunTrust Banks, Inc.	29,700	2,295,216
U.S. Bancorp	100,700	3,345,254
Wachovia Corp.	131,900	7,360,020
Wells Fargo & Co.	194,700	7,044,246
Commercial Banks Total		26,567,164
Consumer Finance – 0.5%
American Express Co.	42,500	2,383,400
Capital One Financial Corp.	4,300	338,238
Consumer Finance Total		2,721,638
Diversified Financial Services – 4.6%
Citigroup, Inc.	246,400	12,238,688
JPMorgan Chase & Co.	239,000	11,223,440
Diversified Financial Services Total		23,462,128

	Shares	Value ($)
Insurance – 4.0%
ACE Ltd.	4,800	262,704
Allstate Corp.	27,700	1,737,621
American International Group, Inc.	100,300	6,645,878
Cincinnati Financial Corp.	2,100	100,926
Genworth Financial, Inc., Class A	63,700	2,230,137
Hartford Financial Services Group, Inc.	10,300	893,525
Loews Corp.	38,300	1,451,570
MetLife, Inc.	14,700	833,196
Principal Financial Group, Inc.	5,100	276,828
Prudential Financial, Inc.	42,400	3,233,000
SAFECO Corp.	16,100	948,773
St. Paul Travelers Companies, Inc.	43,700	2,049,093
Insurance Total		20,663,251
Real Estate Investment Trusts (REITs) – 0.7%
Archstone-Smith Trust	7,600	413,744
Plum Creek Timber Co., Inc.	28,000	953,120
ProLogis Trust	12,500	713,250
Public Storage, Inc.	16,500	1,418,835
Real Estate Investment Trusts (REITs) Total		3,498,949
Real Estate Management & Development – 0.0%
Realogy Corp. (b)	100	2,268
Real Estate Management & Development Total		2,268
Thrifts & Mortgage Finance – 1.5%
Countrywide Financial Corp.	17,600	616,704
Fannie Mae	20,000	1,118,200
Freddie Mac	30,800	2,042,964
Golden West Financial Corp.	42,600	3,290,850
Washington Mutual, Inc.	21,200	921,564
Thrifts & Mortgage Finance Total		7,990,282
Financials Total		110,487,431
Health Care – 12.4%
Biotechnology – 1.6%
Amgen, Inc. (b)	77,900	5,572,187
Biogen Idec, Inc. (b)	61,700	2,756,756
Biotechnology Total		8,328,943
Health Care Equipment & Supplies – 0.8%
Becton, Dickinson & Co.	3,100	219,077
Biomet, Inc.	85,600	2,755,464
Medtronic, Inc.	9,300	431,892
Zimmer Holdings, Inc. (b)	10,500	708,750
Health Care Equipment & Supplies Total		4,115,183

See Accompanying Notes to Financial Statements.

23

Columbia Large Cap Enhanced Core Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Health Care Providers & Services – 4.4%
Aetna, Inc.	62,400	2,467,920
AmerisourceBergen Corp.	44,800	2,024,960
Cardinal Health, Inc.	38,900	2,557,286
Caremark Rx, Inc.	38,800	2,198,796
Coventry Health Care, Inc. (b)	50,900	2,622,368
Humana, Inc. (b)	5,600	370,104
Laboratory Corp. of America Holdings (b)	5,400	354,078
McKesson Corp.	47,100	2,483,112
Quest Diagnostics, Inc.	13,100	801,196
UnitedHealth Group, Inc.	52,800	2,597,760
WellPoint, Inc. (b)	52,500	4,045,125
Health Care Providers & Services Total		22,522,705
Health Care Technology – 0.1%
IMS Health, Inc.	14,800	394,272
Health Care Technology Total		394,272
Life Sciences Tools & Services – 0.2%
Applera Corp. - Applied Biosystems Group	11,600	384,076
Fisher Scientific International, Inc. (b)	4,900	383,376
Life Sciences Tools & Services Total		767,452
Pharmaceuticals – 5.3%
Abbott Laboratories	59,600	2,894,176
Barr Pharmaceuticals, Inc. (b)	17,900	929,726
Forest Laboratories, Inc. (b)	81,700	4,134,837
Johnson & Johnson	92,400	6,000,456
King Pharmaceuticals, Inc. (b)	10,000	170,300
Merck & Co., Inc.	89,100	3,733,290
Pfizer, Inc.	322,400	9,143,264
Wyeth	6,200	315,208
Pharmaceuticals Total		27,321,257
Health Care Total		63,449,812
Industrials – 10.7%
Aerospace & Defense – 2.1%
Boeing Co.	27,200	2,144,720
Honeywell International, Inc.	74,400	3,042,960
Lockheed Martin Corp.	18,000	1,549,080
Northrop Grumman Corp.	17,600	1,198,032
Raytheon Co.	35,100	1,685,151
United Technologies Corp.	21,500	1,362,025
Aerospace & Defense Total		10,981,968

	Shares	Value ($)
Air Freight & Logistics – 1.2%
FedEx Corp.	16,900	1,836,692
United Parcel Service, Inc., Class B	61,800	4,445,892
Air Freight & Logistics Total		6,282,584
Airlines – 0.0%
Southwest Airlines Co.	1,300	21,658
Airlines Total		21,658
Building Products – 0.1%
Masco Corp.	26,000	712,920
Building Products Total		712,920
Commercial Services & Supplies – 0.7%
ARAMARK Corp., Class B	30,223	993,128
Equifax, Inc.	35,600	1,306,876
Pitney Bowes, Inc.	400	17,748
R.R. Donnelley & Sons Co.	17,800	586,688
Robert Half International, Inc.	13,300	451,801
Commercial Services & Supplies Total		3,356,241
Electrical Equipment – 1.5%
Cooper Industries Ltd., Class A	1,400	119,308
Emerson Electric Co.	44,100	3,698,226
Rockwell Automation, Inc.	65,000	3,776,500
Electrical Equipment Total		7,594,034
Industrial Conglomerates – 3.2%
3M Co.	51,900	3,862,398
General Electric Co. (c)	276,000	9,742,800
Tyco International Ltd.	101,200	2,832,588
Industrial Conglomerates Total		16,437,786
Machinery – 1.3%
Dover Corp.	61,400	2,912,816
Illinois Tool Works, Inc.	27,800	1,248,220
Ingersoll-Rand Co., Ltd., Class A	66,300	2,518,074
Machinery Total		6,679,110
Road & Rail – 0.6%
Norfolk Southern Corp.	32,500	1,431,625
Ryder System, Inc.	27,000	1,395,360
Road & Rail Total		2,826,985
Industrials Total		54,893,286
Information Technology – 14.9%
Communications Equipment – 2.3%
Cisco Systems, Inc. (b)	368,300	8,470,900
Motorola, Inc.	62,900	1,572,500
QUALCOMM, Inc.	49,400	1,795,690
Communications Equipment Total		11,839,090

See Accompanying Notes to Financial Statements.

24

Columbia Large Cap Enhanced Core Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Computers & Peripherals – 5.2%
Apple Computer, Inc. (b)	38,900	2,996,467
Dell, Inc. (b)	218,200	4,983,688
Hewlett-Packard Co.	240,300	8,816,607
International Business Machines Corp.	98,700	8,087,478
Lexmark International, Inc., Class A (b)	27,500	1,585,650
Seagate Technology, Inc., Escrow Shares (d)	97,200	972
Computers & Peripherals Total		26,470,862
Internet Software & Services – 0.1%
Google, Inc., Class A (b)	1,000	401,900
Yahoo!, Inc. (b)	6,300	159,264
Internet Software & Services Total		561,164
IT Services – 0.8%
Computer Sciences Corp. (b)	10,700	525,584
Fiserv, Inc. (b)	26,400	1,243,176
Paychex, Inc.	59,600	2,196,260
IT Services Total		3,965,020
Semiconductors & Semiconductor Equipment – 1.4%
Altera Corp. (b)	90,400	1,661,552
Applied Materials, Inc. (a)	19,500	345,735
Intel Corp.	75,700	1,557,149
National Semiconductor Corp. (a)	44,000	1,035,320
Texas Instruments, Inc.	80,700	2,683,275
Semiconductors & Semiconductor Equipment Total		7,283,031
Software – 5.1%
Autodesk, Inc. (b)	74,800	2,601,544
Intuit, Inc. (b)	115,800	3,716,022
Microsoft Corp. (c)	532,900	14,564,157
Oracle Corp. (b)	300,700	5,334,418
Software Total		26,216,141
Information Technology Total		76,335,308
Materials – 2.8%
Chemicals – 1.0%
Dow Chemical Co.	43,500	1,695,630
E.I. du Pont de Nemours & Co.	9,700	415,548
Hercules, Inc. (b)	10,200	160,854
PPG Industries, Inc.	22,700	1,522,716
Rohm & Haas Co.	24,200	1,145,870
Chemicals Total		4,940,618

	Shares	Value ($)
Containers & Packaging – 0.2%
Pactiv Corp. (b)	39,800	1,131,116
Containers & Packaging Total		1,131,116
Metals & Mining – 1.3%
Alcoa, Inc.	20,000	560,800
Freeport-McMoRan Copper & Gold, Inc., Class B (a)	15,600	830,856
Nucor Corp. (a)	82,300	4,073,027
Phelps Dodge Corp.	100	8,470
United States Steel Corp. (a)	23,200	1,338,176
Metals & Mining Total		6,811,329
Paper & Forest Products – 0.3%
International Paper Co.	37,700	1,305,551
Paper & Forest Products Total		1,305,551
Materials Total		14,188,614
Telecommunication Services – 3.3%
Diversified Telecommunication Services – 3.0%
AT&T, Inc.	54,900	1,787,544
BellSouth Corp.	79,800	3,411,450
CenturyTel, Inc.	43,000	1,705,810
Qwest Communications International, Inc. (b)	134,900	1,176,328
Verizon Communications, Inc.	162,700	6,041,051
Windstream Corp. (a)	96,100	1,267,559
Diversified Telecommunication Services Total		15,389,742
Wireless Telecommunication Services – 0.3%
Sprint Nextel Corp.	90,700	1,555,505
Wireless Telecommunication Services Total		1,555,505
Telecommunication Services Total		16,945,247
Utilities – 3.2%
Electric Utilities – 1.6%
Allegheny Energy, Inc. (b)	5,500	220,935
Edison International	26,700	1,111,788
Exelon Corp.	30,400	1,840,416
FirstEnergy Corp.	62,800	3,508,008
PPL Corp.	54,400	1,789,760
Electric Utilities Total		8,470,907
Independent Power Producers & Energy Traders – 0.5%
AES Corp. (b)	22,400	456,736
TXU Corp.	30,700	1,919,364
Independent Power Producers & Energy Traders Total		2,376,100

See Accompanying Notes to Financial Statements.

25

Columbia Large Cap Enhanced Core Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Multi-Utilities – 1.1%
CenterPoint Energy, Inc. (a)	102,200	1,463,504
DTE Energy Co. (a)	25,700	1,066,807
PG&E Corp.	60,200	2,507,330
Public Service Enterprise Group, Inc.	10,200	624,138
Multi-Utilities Total		5,661,779
Utilities Total		16,508,786
Total Common Stocks (cost of $420,771,312)		498,556,254

Purchased Call Option – 0.0%

Univision Communications, Inc. Mar 35 Call
Strike Price: $35.00 Expiring: 03/17/07	11,750	135,000
Purchased Call Option Total (cost of $138,600)		135,000

Securities Lending Collateral – 3.4%

State Street Navigator Securities Lending Prime Portfolio (e)	17,192,490	17,192,490
Total Securities Lending Collateral (cost of $17,192,490)		17,192,490
	Par ($)

Short-Term Obligation – 2.7%

Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by a U.S. Government Agency Note maturing 11/16/15, market value of $13,883,306 (repurchase proceeds $13,613,897)	13,608,000	13,608,000
Total Short-Term Obligation (cost of $13,608,000)		13,608,000
Total Investments – 103.3% (cost of $451,710,402)(f)		529,491,744
Other Assets & Liabilities, Net – (3.3)%		(16,740,355)
Net Assets – 100.0%		512,751,389

Notes to Investment Portfolio:

(a) All or a portion of this security is on loan at September 30, 2006. The total market value of securities on loan at September 30, 2006 is $16,714,922.

(b) Non-income producing security.

(c) A portion of these securities with a market value of $6,245,900 are pledged as collateral for open futures contracts.

(d) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e) Investment made with cash collateral received from securities lending activity.

(f) Cost for federal income tax purposes is $451,710,402.

At September 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	21.5%
Information Technology	14.9
Health Care	12.4
Industrials	10.7
Consumer Discretionary	9.9
Consumer Staples	9.4
Energy	9.1
Telecommunication Services	3.3
Utilities	3.2
Materials	2.8
97.2
Purchased Call Option	0.0 *
Securities Lending Collateral	3.4
Short-Term Obligation	2.7
Other Assets & Liabilities, Net	(3.3)
100.0%

* Rounds to less than 0.1%.

At September 30, 2006, the Fund held the following open long futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
S&P 500 Index	47	$15,808,451	$15,624,511	Dec -2006	$183,940

At September 30, 2006, the Fund held the following open long and short volatility swap contracts:

Notional Amount/ Units	Start Date	Expiration Date	Counterparty	Variance Level	Reference Index/ Security	Net Unrealized Appreciation (Depreciation)
Held Long
Applied Lehman Materials, Inc. 37,593,985	05/31/2006	10/22/2006	Brothers	33.25%	(AMAT)	$(86,241)
Sold Short
Lehman S&P 500 16,719,740	05/31/2006	10/22/2006	Brothers	15.70%	Index	$206,121
						$119,880

At September 30, 2006, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	In exchange for	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	USD	$1,013,549	$1,000,000	11/03/06	$13,549
EUR	CHF	990,964	1,003,046	10/04/06	(12,082)
IDR	USD	1,003,252	1,000,000	11/02/06	3,252
RUB	USD	999,882	1,000,749	11/01/06	(867)
TRY	USD	1,004,274	1,000,000	10/31/06	4,274
GBP	EUR	985,877	1,003,674	10/04/06	(17,797)
SKK	EUR	1,000,566	1,001,425	11/02/06	(859)
					$(10,530)

See Accompanying Notes to Financial Statements.

26

Columbia Large Cap Enhanced Core Fund (September 30, 2006) (Unaudited)

Forward Currency Contracts to Sell	In exchange for	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
EUR	GBP	$990,965	$1,003,675	10/04/06	$12,710
EUR	SKK	1,000,474	1,001,425	11/02/06	951
JPY	USD	989,656	1,000,000	10/04/06	10,344
RUB	USD	999,882	1,000,000	11/01/06	118
TWD	USD	994,039	1,000,000	11/02/06	5,961
CHF	EUR	986,462	1,003,046	10/04/06	16,584
CHF	USD	984,251	1,000,000	10/04/06	15,749
					$62,417

For the six months ended September 30, 2006, transactions in written options were as follows:

	Number of contracts	Premium amount
Options outstanding at March 31, 2006	12,800	$520,000
Options written	21,756	626,000
Options terminated in closing purchase transactions	(34,550)	(651,000)
Options exercised	—	—
Options expired	(6)	(495,000)
Options outstanding at September 30, 2006	—	$—

Acronym	Name
BRL	Brazilian Real

CHF	Swiss Franc

EUR	Euro Currency

GBP	British Pound

IDR	Indonesian Rupiahs

JPY	Japanese Yen

RUB	New Russian Ruble

SKK	Slovakian Koruna

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

See Accompanying Notes to Financial Statements.

27

Investment Portfolio – Columbia Mid Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks – 98.0%

	Shares	Value ($)
Consumer Discretionary – 14.7%
Auto Components – 0.8%
ArvinMeritor, Inc. (a)	117,450	1,672,488
Bandag, Inc. (a)	19,050	781,812
BorgWarner, Inc.	95,450	5,456,876
Gentex Corp. (a)	244,350	3,472,214
Lear Corp. (a)	112,075	2,319,953
Modine Manufacturing Co.	54,825	1,333,892
Auto Components Total		15,037,235
Automobiles – 0.1%
Thor Industries, Inc. (a)	59,425	2,446,527
Automobiles Total		2,446,527
Diversified Consumer Services – 1.1%
Career Education Corp. (a)(b)	157,550	3,544,875
Corinthian Colleges, Inc. (b)	143,300	1,549,073
DeVry, Inc. (a)(b)	98,925	2,104,135
ITT Educational Services, Inc. (b)	54,925	3,641,528
Laureate Education, Inc. (b)	85,525	4,093,226
Regis Corp.	75,475	2,705,779
Sotheby's Holdings, Class A	92,125	2,970,110
Diversified Consumer Services Total		20,608,726
Hotels, Restaurants & Leisure – 1.7%
Applebee's International, Inc. (a)	123,812	2,663,196
Bob Evans Farms, Inc.	60,625	1,835,725
Boyd Gaming Corp. (a)	70,400	2,706,176
Brinker International, Inc.	137,675	5,519,391
CBRL Group, Inc.	51,425	2,079,113
Cheesecake Factory, Inc. (a)(b)	131,600	3,578,204
International Speedway Corp., Class A	59,525	2,966,726
OSI Restaurant Partners, Inc.	123,875	3,928,076
Ruby Tuesday, Inc. (a)	98,175	2,767,553
Scientific Games Corp., Class A (b)	110,900	3,526,620
Hotels, Restaurants & Leisure Total		31,570,780
Household Durables – 1.6%
American Greetings Corp., Class A (a)	95,150	2,199,868
Beazer Homes USA, Inc. (a)	65,200	2,545,408
Blyth Industries, Inc.	41,700	1,014,561
Furniture Brands International, Inc. (a)	80,375	1,530,340
Hovnanian Enterprises, Inc., Class A (a)(b)	60,650	1,779,471
M.D.C. Holdings, Inc. (a)	57,600	2,675,520
Mohawk Industries, Inc. (a)(b)	89,050	6,629,772
Ryland Group, Inc. (a)	72,650	3,139,206
Toll Brothers, Inc. (a)(b)	209,450	5,881,356

	Shares	Value ($)
Tupperware Brands Corp. (a)	100,975	1,964,974
Household Durables Total		29,360,476
Internet & Catalog Retail – 0.2%
Coldwater Creek, Inc. (a)(b)	100,000	2,876,000
Internet & Catalog Retail Total		2,876,000
Leisure Equipment & Products – 0.1%
Callaway Golf Co.	104,550	1,370,651
Leisure Equipment & Products Total		1,370,651
Media – 1.3%
Belo Corp., Class A	146,125	2,310,236
Catalina Marketing Corp.	60,900	1,674,750
Emmis Communications Corp., Class A (b)	53,900	660,275
Entercom Communications Corp. (a)	46,275	1,166,130
Harte-Hanks, Inc.	82,825	2,182,439
Lee Enterprises, Inc. (a)	76,350	1,927,074
Media General, Inc., Class A (a)	40,050	1,510,686
Reader's Digest Association, Inc. (a)	160,325	2,077,812
Scholastic Corp. (b)	42,500	1,323,875
Valassis Communications, Inc. (b)	79,550	1,404,057
Washington Post Co., Class B	9,425	6,946,225
Westwood One, Inc.	116,650	825,882
Media Total		24,009,441
Multi-Line Retail – 0.6%
99 Cents Only Stores (b)	77,551	917,428
Dollar Tree Stores, Inc. (a)(b)	169,650	5,252,364
Saks, Inc. (a)	227,975	3,939,408
Multi-Line Retail Total		10,109,200
Specialty Retail – 6.5%
Abercrombie & Fitch Co., Class A	146,525	10,180,557
Advance Auto Parts, Inc.	174,900	5,761,206
Aeropostale, Inc. (b)	87,850	2,567,856
American Eagle Outfitters, Inc.	222,100	9,734,643
AnnTaylor Stores Corp. (b)	121,025	5,066,106
Barnes & Noble, Inc.	85,150	3,230,591
Borders Group, Inc. (a)	103,275	2,106,810
CarMax, Inc. (b)	177,175	7,389,969
Charming Shoppes, Inc. (a)(b)	204,000	2,913,120
Chico's FAS, Inc. (a)(b)	292,200	6,291,066
Claire's Stores, Inc.	158,425	4,619,673
Foot Locker, Inc.	258,925	6,537,856
GameStop Corp., Class A (a)(b)	125,100	5,789,628
Michaels Stores, Inc.	221,900	9,661,526
O'Reilly Automotive, Inc. (b)	188,650	6,265,066
Pacific Sunwear of California, Inc. (a)(b)	115,375	1,739,855

See Accompanying Notes to Financial Statements.

28

Columbia Mid Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Payless Shoesource, Inc. (b)	109,400	2,724,060
PetsMART, Inc. (a)	232,600	6,454,650
Pier 1 Imports, Inc. (a)	145,625	1,080,538
Rent-A-Center, Inc. (b)	116,125	3,401,301
Ross Stores, Inc. (a)	234,850	5,967,538
Urban Outfitters, Inc. (a)(b)	187,050	3,308,915
Williams-Sonoma, Inc.	188,825	6,116,042
Specialty Retail Total		118,908,572
Textiles, Apparel & Luxury Goods – 0.7%
Hanesbrands, Inc. (b)	158,100	3,558,831
Polo Ralph Lauren Corp. (a)	102,700	6,643,663
Timberland Co., Class A (a)(b)	85,250	2,452,643
Textiles, Apparel & Luxury Goods Total		12,655,137
Consumer Discretionary Total		268,952,745
Consumer Staples – 2.0%
Beverages – 0.1%
PepsiAmericas, Inc.	100,700	2,148,938
Beverages Total		2,148,938
Food & Staples Retailing – 0.3%
BJ's Wholesale Club, Inc. (b)	107,950	3,149,981
Ruddick Corp. (a)	59,250	1,542,278
Food & Staples Retailing Total		4,692,259
Food Products – 0.9%
Hormel Foods Corp. (a)	121,725	4,379,666
J. M. Smucker Co.	95,475	4,578,026
Lancaster Colony Corp.	39,225	1,755,711
Smithfield Foods, Inc. (b)	164,825	4,453,571
Tootsie Roll Industries, Inc. (a)	44,254	1,297,085
Food Products Total		16,464,059
Household Products – 0.6%
Church & Dwight Co., Inc. (a)	108,000	4,223,880
Energizer Holdings, Inc. (b)	95,475	6,873,245
Household Products Total		11,097,125
Tobacco – 0.1%
Universal Corp.	42,825	1,564,397
Tobacco Total		1,564,397
Consumer Staples Total		35,966,778
Energy – 8.0%
Energy Equipment & Services – 3.3%
Cameron International Corp. (b)	185,700	8,971,167
ENSCO International, Inc. (a)	255,375	11,193,086
FMC Technologies, Inc. (b)	114,025	6,123,143
Grant Prideco, Inc. (b)	217,200	8,260,116

	Shares	Value ($)
Hanover Compressor Co. (a)(b)	171,706	3,128,483
Helmerich & Payne, Inc.	175,000	4,030,250
Patterson-UTI Energy, Inc. (a)	276,325	6,565,482
Pride International, Inc. (a)(b)	271,425	7,442,474
Tidewater, Inc. (a)	97,075	4,289,744
Energy Equipment & Services Total		60,003,945
Oil, Gas & Consumable Fuels – 4.7%
Arch Coal, Inc. (a)	238,850	6,905,153
Denbury Resources, Inc. (b)	198,500	5,736,650
Forest Oil Corp. (a)(b)	91,050	2,876,270
Newfield Exploration Co. (a)(b)	217,600	8,386,304
Noble Energy, Inc. (a)	293,850	13,396,621
Overseas Shipholding Group, Inc. (a)	49,325	3,046,805
Peabody Energy Corp.	439,900	16,179,522
Pioneer Natural Resources Co. (a)	207,550	8,119,356
Plains Exploration & Production Co. (b)	127,625	5,476,389
Pogo Producing Co. (a)	96,525	3,952,699
Quicksilver Resources, Inc. (a)(b)	91,600	2,922,040
Southwestern Energy Co. (a)(b)	279,800	8,357,626
Oil, Gas & Consumable Fuels Total		85,355,435
Energy Total		145,359,380
Financials – 18.1%
Capital Markets – 2.0%
A.G. Edwards, Inc.	127,025	6,767,892
Eaton Vance Corp.	211,400	6,101,004
Investors Financial Services Corp. (a)	109,975	4,737,723
Jefferies Group, Inc. (a)	168,050	4,789,425
Raymond James Financial, Inc. (a)	150,680	4,405,883
SEI Investments Co.	104,850	5,891,521
Waddell & Reed Financial, Inc., Class A (a)	141,050	3,490,988
Capital Markets Total		36,184,436
Commercial Banks – 3.4%
Associated Banc Corp. (a)	219,962	7,148,765
Bank of Hawaii Corp.	84,075	4,049,052
Cathay General Bancorp (a)	85,800	3,097,380
City National Corp. (a)	67,250	4,509,785
Colonial BancGroup, Inc. (a)	257,600	6,311,200
Cullen/Frost Bankers, Inc. (a)	92,450	5,345,459
FirstMerit Corp. (a)	133,225	3,086,823
Greater Bay Bancorp (a)	84,800	2,392,208
Mercantile Bankshares Corp. (a)	208,650	7,567,735

See Accompanying Notes to Financial Statements.

29

Columbia Mid Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
SVB Financial Group (a)(b)	57,500	2,566,800
TCF Financial Corp. (a)	187,525	4,930,032
Texas Regional Bancshares, Inc., Class A (a)	76,560	2,943,732
Westamerica Bancorporation (a)	51,850	2,618,944
Wilmington Trust Corp. (a)	114,225	5,088,724
Commercial Banks Total		61,656,639
Consumer Finance – 0.3%
AmeriCredit Corp. (a)(b)	208,150	5,201,669
Consumer Finance Total		5,201,669
Diversified Financial Services – 0.4%
Leucadia National Corp. (a)	269,900	7,063,283
Diversified Financial Services Total		7,063,283
Insurance – 5.2%
American Financial Group, Inc. (a)	77,200	3,622,996
AmerUs Group Co. (a)	71,625	4,871,216
Arthur J. Gallagher & Co. (a)	161,700	4,312,539
Brown & Brown, Inc. (a)	190,350	5,817,096
Everest Re Group Ltd. (a)	108,025	10,535,678
Fidelity National Financial, Inc. (a)	293,340	12,217,611
First American Corp. (a)	160,825	6,809,330
Hanover Insurance Group, Inc.	84,775	3,783,508
HCC Insurance Holdings, Inc.	185,075	6,085,266
Horace Mann Educators Corp.	71,550	1,375,907
Mercury General Corp. (a)	59,100	2,931,951
Ohio Casualty Corp. (a)	102,225	2,644,561
Old Republic International Corp. (a)	382,733	8,477,536
Protective Life Corp.	116,300	5,320,725
Stancorp Financial Group, Inc.	90,450	4,036,784
Unitrin, Inc.	67,975	3,002,456
W.R. Berkley Corp. (a)	280,170	9,915,216
Insurance Total		95,760,376
Real Estate Investment Trusts (REITs) – 4.6%
AMB Property Corp.	147,025	8,102,547
Developers Diversified Realty Corp.	182,600	10,181,776
Highwoods Properties, Inc.	91,200	3,393,552
Hospitality Properties Trust (a)	123,575	5,832,740
Liberty Property Trust (a)	149,825	7,160,137
Longview Fibre Co.	109,450	2,224,024
Macerich Co.	119,500	9,125,020
Mack-Cali Realty Corp. (a)	103,875	5,380,725
New Plan Excel Realty Trust (a)	174,375	4,716,844

	Shares	Value ($)
Potlatch Corp. (a)	64,431	2,390,390
Rayonier, Inc. (a)	127,385	4,815,153
Regency Centers Corp. (a)	114,400	7,866,144
United Dominion Realty Trust, Inc. (a)	224,075	6,767,065
Weingarten Realty Investors	131,400	5,652,828
Real Estate Investment Trusts (REITs) Total		83,608,945
Thrifts & Mortgage Finance – 2.2%
Astoria Financial Corp.	143,900	4,434,998
First Niagara Financial Group, Inc. (a)	183,900	2,681,262
IndyMac Bancorp, Inc. (a)	114,225	4,701,501
New York Community Bancorp, Inc. (a)	432,103	7,077,847
PMI Group, Inc. (a)	143,950	6,306,450
Radian Group, Inc. (a)	135,950	8,157,000
Washington Federal, Inc. (a)	145,227	3,258,894
Webster Financial Corp.	87,475	4,120,947
Thrifts & Mortgage Finance Total		40,738,899
Financials Total		330,214,247
Health Care – 10.7%
Biotechnology – 1.3%
Cephalon, Inc. (a)(b)	101,075	6,241,381
Martek Biosciences Corp. (a)(b)	53,500	1,150,785
Millennium Pharmaceuticals, Inc. (a)(b)	524,675	5,220,516
PDL BioPharma, Inc. (a)(b)	191,100	3,669,120
Vertex Pharmaceuticals, Inc. (a)(b)	201,175	6,769,539
Biotechnology Total		23,051,341
Health Care Equipment & Supplies – 3.4%
Advanced Medical Optics, Inc. (a)(b)	98,700	3,903,585
Beckman Coulter, Inc.	103,200	5,940,192
Cytyc Corp. (a)(b)	187,250	4,583,880
DENTSPLY International, Inc. (a)	255,950	7,706,654
Edwards Lifesciences Corp. (b)	97,150	4,526,218
Gen-Probe, Inc. (b)	86,200	4,041,918
Hillenbrand Industries, Inc. (a)	102,100	5,817,658
Intuitive Surgical, Inc. (a)(b)	61,200	6,453,540
ResMed, Inc. (b)	126,800	5,103,700
STERIS Corp. (a)	107,925	2,596,676
Varian Medical Systems, Inc. (a)(b)	216,200	11,542,918
Health Care Equipment & Supplies Total		62,216,939

See Accompanying Notes to Financial Statements.

30

Columbia Mid Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Health Care Providers & Services – 3.3%
Apria Healthcare Group, Inc. (a)(b)	70,650	1,394,631
Community Health Systems, Inc. (b)	157,350	5,877,023
Health Net, Inc. (b)	192,925	8,396,096
Henry Schein, Inc. (a)(b)	146,750	7,358,045
LifePoint Hospitals, Inc. (b)	95,300	3,365,996
Lincare Holdings, Inc. (a)(b)	155,900	5,400,376
Omnicare, Inc. (a)	201,925	8,700,948
Psychiatric Solutions, Inc. (b)	88,400	3,013,556
Triad Hospitals, Inc. (b)	146,175	6,436,085
Universal Health Services, Inc., Class B	94,800	5,681,364
VCA Antech, Inc. (a)(b)	138,500	4,994,310
Health Care Providers & Services Total		60,618,430
Life Sciences Tools & Services – 1.7%
Affymetrix, Inc. (a)(b)	112,600	2,427,656
Charles River Laboratories International, Inc. (a)(b)	113,650	4,933,547
Covance, Inc. (b)	106,050	7,039,599
Invitrogen Corp. (a)(b)	88,950	5,640,319
Pharmaceutical Product Development, Inc.	171,300	6,113,697
Techne Corp. (b)	65,500	3,331,330
Varian, Inc. (b)	51,550	2,364,599
Life Sciences Tools & Services Total		31,850,747
Pharmaceuticals – 1.0%
Medicis Pharmaceutical Corp., Class A (a)	91,100	2,947,085
Par Pharmaceutical Companies, Inc. (a)(b)	58,275	1,062,936
Perrigo Co. (a)	126,525	2,147,129
Sepracor, Inc. (a)(b)	181,825	8,807,603
Valeant Pharmaceuticals International (a)	154,675	3,059,472
Pharmaceuticals Total		18,024,225
Health Care Total		195,761,682
Industrials – 15.2%
Aerospace & Defense – 1.2%
Alliant Techsystems, Inc. (a)(b)	57,775	4,683,242
DRS Technologies, Inc. (a)	66,800	2,917,156
Precision Castparts Corp.	225,400	14,236,264
Aerospace & Defense Total		21,836,662
Air Freight & Logistics – 1.6%
C.H. Robinson Worldwide, Inc.	288,550	12,863,559

	Shares	Value ($)
Expeditors International of Washington, Inc. (a)	354,900	15,821,442
Air Freight & Logistics Total		28,685,001
Airlines – 0.4%
AirTran Holdings, Inc. (a)(b)	151,250	1,500,400
Alaska Air Group, Inc. (a)(b)	66,350	2,523,954
JetBlue Airways Corp. (a)(b)	291,980	2,706,655
Airlines Total		6,731,009
Commercial Services & Supplies – 3.8%
Adesa, Inc.	149,575	3,456,678
Banta Corp.	40,075	1,907,570
Brink's Co.	78,775	4,179,801
ChoicePoint, Inc. (a)(b)	141,402	5,062,192
Copart, Inc. (b)	117,275	3,305,982
Corporate Executive Board Co.	67,000	6,023,970
Deluxe Corp. (a)	85,600	1,463,760
Dun & Bradstreet Corp. (b)	104,525	7,838,330
Herman Miller, Inc.	109,825	3,757,113
HNI Corp. (a)	83,325	3,464,654
Kelly Services, Inc., Class A	35,300	967,573
Korn/Ferry International (a)(b)	72,725	1,522,862
Manpower, Inc.	144,175	8,833,602
Mine Safety Appliances Co. (a)	50,200	1,789,128
Navigant Consulting, Inc. (a)(b)	88,200	1,769,292
Republic Services, Inc.	190,925	7,677,094
Rollins, Inc. (a)	49,718	1,049,547
Stericycle, Inc. (a)(b)	73,375	5,120,841
Commercial Services & Supplies Total		69,189,989
Construction & Engineering – 0.7%
Granite Construction (a)	56,375	3,007,606
Jacobs Engineering Group, Inc. (a)(b)	97,950	7,319,803
Quanta Services, Inc. (a)(b)	197,175	3,324,371
Construction & Engineering Total		13,651,780
Electrical Equipment – 1.1%
AMETEK, Inc.	117,450	5,114,947
Hubbell, Inc., Class B	101,125	4,843,888
Roper Industries, Inc. (a)	144,800	6,478,352
Thomas & Betts Corp. (a)(b)	86,600	4,131,686
Electrical Equipment Total		20,568,873
Industrial Conglomerates – 0.5%
Carlisle Companies, Inc.	51,300	4,314,330
Sequa Corp., Class A (a)(b)	11,475	1,077,044
Teleflex, Inc.	66,550	3,702,842
Industrial Conglomerates Total		9,094,216
Machinery – 3.8%
AGCO Corp. (b)	151,475	3,839,891

See Accompanying Notes to Financial Statements.

31

Columbia Mid Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Crane Co.	85,500	3,573,900
Donaldson Co., Inc. (a)	118,400	4,368,960
Federal Signal Corp. (a)	80,025	1,220,381
Flowserve Corp. (a)(b)	94,025	4,756,725
Graco, Inc.	112,887	4,409,366
Harsco Corp.	69,950	5,431,617
Joy Global, Inc.	197,500	7,427,975
Kennametal, Inc.	64,350	3,645,428
Lincoln Electric Holdings, Inc. (a)	70,900	3,860,505
Nordson Corp.	56,025	2,233,157
Oshkosh Truck Corp.	122,500	6,182,575
Pentair, Inc. (a)	168,275	4,407,122
SPX Corp. (a)	96,225	5,142,264
Timken Co.	156,400	4,657,592
Trinity Industries, Inc. (a)	132,600	4,265,742
Machinery Total		69,423,200
Marine – 0.2%
Alexander & Baldwin, Inc. (a)	71,700	3,181,329
Marine Total		3,181,329
Road & Rail – 0.9%
Avis Budget Group, Inc.	166,780	3,050,406
Con-way, Inc.	79,850	3,578,877
J.B. Hunt Transport Services, Inc. (a)	176,550	3,666,943
Swift Transportation Co., Inc. (a)(b)	89,725	2,128,277
Werner Enterprises, Inc. (a)	84,843	1,587,413
YRC Worldwide, Inc. (a)(b)	95,700	3,544,728
Road & Rail Total		17,556,644
Trading Companies & Distributors – 1.0%
Fastenal Co. (a)	208,400	8,037,988
GATX Corp. (a)	85,275	3,527,827
MSC Industrial Direct Co., Class A	91,100	3,711,414
United Rentals, Inc. (a)(b)	109,950	2,556,337
Trading Companies & Distributors Total		17,833,566
Industrials Total		277,752,269
Information Technology – 15.6%
Communications Equipment – 2.0%
3Com Corp. (a)(b)	655,800	2,892,078
ADTRAN, Inc. (a)	107,775	2,569,356
Andrew Corp. (b)	266,600	2,460,718
Avocent Corp. (a)(b)	85,150	2,564,718
CommScope, Inc. (b)	98,175	3,226,031
Dycom Industries, Inc. (b)	67,550	1,452,325
F5 Networks, Inc. (a)(b)	67,500	3,626,100
Harris Corp. (a)	222,750	9,910,147

	Shares	Value ($)
Plantronics, Inc. (a)	78,925	1,383,555
Polycom, Inc. (b)	146,800	3,601,004
Powerwave Technologies, Inc. (a)(b)	187,225	1,422,910
UTStarcom, Inc. (a)(b)	176,925	1,569,325
Communications Equipment Total		36,678,267
Computers & Peripherals – 1.0%
Diebold, Inc. (a)	109,225	4,754,565
Imation Corp. (a)	57,875	2,323,681
McDATA Corp., Class A (a)(b)	264,975	1,332,824
Palm, Inc. (a)(b)	172,200	2,507,232
Western Digital Corp. (b)	367,200	6,646,320
Computers & Peripherals Total		17,564,622
Electronic Equipment & Instruments – 2.4%
Amphenol Corp., Class A	148,700	9,208,991
Arrow Electronics, Inc. (a)(b)	203,275	5,575,833
Avnet, Inc. (a)(b)	212,350	4,166,307
CDW Corp. (a)	99,825	6,157,206
Ingram Micro, Inc., Class A (b)	230,500	4,416,380
KEMET Corp. (b)	144,725	1,167,931
National Instruments Corp.	94,262	2,577,123
Newport Corp. (b)	67,925	1,107,178
Plexus Corp. (a)(b)	76,875	1,476,000
Tech Data Corp. (b)	91,450	3,340,668
Vishay Intertechnology, Inc. (a)(b)	306,975	4,309,929
Electronic Equipment & Instruments Total		43,503,546
IT Services – 3.4%
Acxiom Corp.	112,675	2,778,565
Alliance Data Systems Corp. (b)	110,625	6,105,394
BISYS Group, Inc. (b)	200,350	2,175,801
Ceridian Corp. (b)	231,325	5,172,427
CheckFree Corp. (b)	148,050	6,117,426
Cognizant Technology Solutions Corp., Class A (b)	234,425	17,361,515
CSG Systems International, Inc. (a)(b)	79,825	2,109,775
DST Systems, Inc. (a)(b)	97,200	5,994,324
Fidelity National Information Services, Inc.	108,325	4,008,025
Gartner, Inc. (a)(b)	94,925	1,669,731
MoneyGram International, Inc.	140,675	4,088,015
MPS Group, Inc. (a)(b)	172,325	2,603,831
SRA International, Inc., Class A (a)(b)	68,000	2,044,080
IT Services Total		62,228,909

See Accompanying Notes to Financial Statements.

32

Columbia Mid Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Office Electronics – 0.2%
Zebra Technologies Corp., Class A (b)	117,875	4,212,852
Office Electronics Total		4,212,852
Semiconductors & Semiconductor Equipment – 4.0%
Atmel Corp. (a)(b)	712,850	4,305,614
Cree Research, Inc. (a)(b)	128,475	2,583,632
Cypress Semiconductor Corp. (a)(b)	234,875	4,173,729
Fairchild Semiconductor International, Inc. (b)	203,850	3,811,995
Integrated Device Technology, Inc. (a)(b)	332,192	5,335,004
International Rectifier Corp. (b)	119,075	4,148,573
Intersil Corp., Class A (a)	233,600	5,734,880
Lam Research Corp. (a)(b)	236,075	10,701,280
Lattice Semiconductor Corp. (b)	190,275	1,297,675
MEMC Electronic Materials, Inc. (b)	277,100	10,150,173
Micrel, Inc. (a)(b)	98,550	945,095
Microchip Technology, Inc. (a)	357,650	11,595,013
RF Micro Devices, Inc. (a)(b)	318,800	2,416,504
Semtech Corp. (b)	121,200	1,546,512
Silicon Laboratories, Inc. (a)(b)	93,175	2,890,288
TriQuint Semiconductor, Inc. (a)(b)	231,450	1,203,540
Semiconductors & Semiconductor Equipment Total		72,839,507
Software – 2.6%
Activision, Inc. (a)(b)	415,221	6,269,837
Advent Software, Inc. (a)(b)	33,725	1,221,182
Cadence Design Systems, Inc. (b)	466,875	7,918,200
Fair Isaac Corp. (a)	104,600	3,825,222
Jack Henry & Associates, Inc.	130,525	2,841,529
Macrovision Corp. (a)(b)	88,000	2,084,720
McAfee, Inc. (a)(b)	265,475	6,493,519
Mentor Graphics Corp. (b)	135,275	1,904,672
Reynolds & Reynolds Co., Class A	89,900	3,551,949
Sybase, Inc. (b)	148,875	3,608,730
Synopsys, Inc. (a)(b)	234,725	4,628,777
Transaction Systems Architects, Inc. (b)	62,400	2,141,568
Wind River Systems, Inc. (a)(b)	125,725	1,346,515
Software Total		47,836,420
Information Technology Total		284,864,123

	Shares	Value ($)
Materials – 5.0%
Chemicals – 3.1%
Airgas, Inc.	129,475	4,683,111
Albemarle Corp.	65,525	3,559,973
Cabot Corp. (a)	105,425	3,921,810
Chemtura Corp. (a)	400,300	3,470,601
Cytec Industries, Inc.	69,075	3,839,879
Ferro Corp.	70,725	1,257,491
FMC Corp. (a)	64,950	4,161,346
Lubrizol Corp.	113,900	5,208,647
Lyondell Chemical Co.	350,575	8,894,088
Minerals Technologies, Inc. (a)	32,700	1,746,180
Olin Corp.	120,825	1,855,872
RPM International, Inc. (a)	197,700	3,754,323
Scotts Miracle-Gro Co., Class A (a)	76,750	3,414,607
Sensient Technologies Corp.	77,200	1,510,804
Valspar Corp.	169,150	4,499,390
Chemicals Total		55,778,122
Construction Materials – 0.5%
Florida Rock Industries, Inc. (a)	82,100	3,178,091
Martin Marietta Materials, Inc.	75,475	6,386,695
Construction Materials Total		9,564,786
Containers & Packaging – 0.5%
Packaging Corp. of America	135,175	3,136,060
Sonoco Products Co.	165,000	5,550,600
Containers & Packaging Total		8,686,660
Metals & Mining – 0.7%
Commercial Metals Co.	199,400	4,053,802
Reliance Steel & Aluminum Co.	106,700	3,429,338
Steel Dynamics, Inc. (a)	75,800	3,824,110
Worthington Industries, Inc. (a)	121,200	2,067,672
Metals & Mining Total		13,374,922
Paper & Forest Products – 0.2%
Bowater, Inc. (a)	93,100	1,915,067
Glatfelter Co. (a)	74,400	1,008,120
Paper & Forest Products Total		2,923,187
Materials Total		90,327,677
Telecommunication Services – 0.5%
Diversified Telecommunication Services – 0.1%
Cincinnati Bell, Inc. (b)	410,875	1,980,418
Diversified Telecommunication Services Total		1,980,418

See Accompanying Notes to Financial Statements.

33

Columbia Mid Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Wireless Telecommunication Services – 0.4%
Telephone & Data Systems, Inc.	173,241	7,293,446
Wireless Telecommunication Services Total		7,293,446
Telecommunication Services Total		9,273,864
Utilities – 8.2%
Electric Utilities – 2.4%
DPL, Inc. (a)	189,925	5,150,766
Duquesne Light Holdings, Inc. (a)	130,850	2,572,511
Great Plains Energy, Inc. (a)	133,475	4,140,395
Hawaiian Electric Industries, Inc. (a)	135,300	3,661,218
IDACORP, Inc.	71,200	2,692,072
Northeast Utilities Co. (a)	255,875	5,954,211
Pepco Holdings, Inc. (a)	317,350	7,670,349
Puget Energy, Inc.	193,425	4,396,550
Sierra Pacific Resources (a)(b)	367,500	5,269,950
Westar Energy, Inc.	145,125	3,411,889
Electric Utilities Total		44,919,911
Gas Utilities – 2.1%
AGL Resources, Inc. (a)	129,625	4,731,313
Equitable Resources, Inc.	200,800	7,023,984
National Fuel Gas Co. (a)	138,775	5,044,471
ONEOK, Inc. (a)	182,900	6,911,791
Questar Corp. (a)	142,650	11,664,490
WGL Holdings, Inc. (a)	81,125	2,542,458
Gas Utilities Total		37,918,507
Independent Power Producers & Energy Traders – 0.1%
Black Hills Corp. (a)	55,300	1,858,633
Independent Power Producers & Energy Traders Total		1,858,633
Multi-Utilities – 3.3%
Alliant Energy Corp.	195,975	7,002,187
Aquila, Inc. (b)	622,475	2,695,317
Energy East Corp. (a)	245,825	5,830,969
MDU Resources Group, Inc.	299,705	6,695,410
NSTAR	177,700	5,928,072
OGE Energy Corp. (a)	151,350	5,465,248
PNM Resources, Inc.	115,850	3,193,985
Scana Corp.	193,075	7,775,130
Vectren Corp.	126,800	3,404,580
Wisconsin Energy Corp. (a)	194,625	8,396,122
WPS Resources Corp.	71,775	3,562,193
Multi-Utilities Total		59,949,213

	Shares	Value ($)
Water Utilities – 0.3%
Aqua America, Inc. (a)	218,674	4,797,708
Water Utilities Total		4,797,708
Utilities Total		149,443,972
Total Common Stocks (cost of $1,350,377,652)		1,787,916,737
Securities Lending Collateral – 25.7%
State Street Navigator Securities Lending Prime Portfolio (c)	468,390,412	468,390,412
Total Securities Lending Collateral (cost of $468,390,412)		468,390,412
Short-Term Obligations – 1.5%
	Par ($)
U.S. Government Agencies & Obligations – 0.1%
United States Treasury Bill 4.820% 12/14/06 (d)	2,000,000	1,980,390
U.S. Government Agencies & Obligations Total		1,980,390
Repurchase Agreement – 1.4%
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by a U.S. Government Agency Note maturing 06/22/07, market value of $26,825,600 (repurchase proceeds $26,307,395)	26,296,000	26,296,000
Total Short-Term Obligations (cost of $28,276,390)		28,276,390
Total Investments – 125.2% (cost of $1,847,044,454) (e)		2,284,583,539
Other Assets & Liabilities, Net – (25.2)%		(459,580,044)
Net Assets – 100.0%		1,825,003,495

Notes to Investment Portfolio:

(a) All or a portion of this security is on loan at September 30, 2006. The market value of securities on loan at September 30, 2006 is $454,085,262.

(b) Non-income producing security.

See Accompanying Notes to Financial Statements.

34

Columbia Mid Cap Index Fund (September 30, 2006) (Unaudited)

(c) Investment made with cash collateral received from securities lending activity.

(d) Security pledged as collateral for open futures contracts.

(e) Cost for federal income tax purposes is $1,847,044,454.

At September 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	18.1%
Information Technology	15.6
Industrials	15.2
Consumer Discretionary	14.7
Health Care	10.7
Utilities	8.2
Energy	8.0
Materials	5.0
Consumer Staples	2.0
Telecommunication Services	0.5
98.0
Securities Lending Collateral	25.7
Short-Term Obligations	1.5
Other Assets & Liabilities, Net	(25.2)
100.0%

At September 30, 2006, the Fund held the following open long futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
S&P Mid Cap 400 Index	95	$36,128,500	$36,235,761	Dec-2006	$(107,261)

See Accompanying Notes to Financial Statements.

35

Investment Portfolio – Columbia Small Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks – 99.3%

	Shares	Value ($)
Consumer Discretionary – 15.4%
Auto Components – 0.4%
Drew Industries, Inc. (a)(b)	49,700	1,255,422
LKQ Corp. (a)(b)	120,600	2,649,582
Standard Motor Products, Inc.	31,900	382,481
Superior Industries International, Inc. (b)	61,500	1,032,585
Auto Components Total		5,320,070
Automobiles – 0.3%
Coachmen Industries, Inc. (b)	42,100	455,101
Fleetwood Enterprises, Inc. (a)(b)	171,700	1,155,541
Monaco Coach Corp. (b)	71,800	799,852
Winnebago Industries, Inc. (b)	84,100	2,639,058
Automobiles Total		5,049,552
Distributors – 0.3%
Audiovox Corp., Class A (a)	48,700	677,904
Building Material Holding Corp. (b)	77,900	2,026,958
Keystone Automotive Industries, Inc. (a)(b)	43,600	1,657,672
Distributors Total		4,362,534
Diversified Consumer Services – 0.3%
CPI Corp.	14,000	679,560
Pre-Paid Legal Services, Inc. (b)	25,400	1,007,618
Universal Technical Institute, Inc. (a)(b)	62,100	1,110,969
Vertrue, Inc. (a)	26,000	1,022,320
Diversified Consumer Services Total		3,820,467
Hotels, Restaurants & Leisure – 3.7%
Aztar Corp. (a)	98,000	5,194,980
CEC Entertainment, Inc. (a)	89,450	2,818,569
IHOP Corp. (b)	42,600	1,974,510
Jack in the Box, Inc. (a)	95,200	4,967,536
Landry's Restaurants, Inc. (b)	45,800	1,380,870
Lone Star Steakhouse & Saloon, Inc.	49,800	1,382,946
Marcus Corp. (b)	57,400	1,318,478
Multimedia Games, Inc. (a)(b)	73,800	670,104
O'Charleys, Inc. (a)	62,300	1,181,831
P.F. Chang's China Bistro, Inc. (a)(b)	71,300	2,474,823
Panera Bread Co., Class A (a)(b)	84,500	4,922,125
Papa John's International, Inc. (a)(b)	64,300	2,321,873
Pinnacle Entertainment, Inc. (a)	129,000	3,627,480
RARE Hospitality International, Inc. (a)	91,400	2,793,184
Red Robin Gourmet Burgers, Inc. (a)(b)	44,500	2,051,895

	Shares	Value ($)
Ryan's Restaurant Group, Inc. (a)	113,700	1,804,419
Shuffle Master, Inc. (a)(b)	93,850	2,534,889
Sonic Corp. (a)	229,500	5,188,995
Steak n Shake Co. (a)(b)	75,600	1,276,884
Triarc Companies, Inc.	166,364	2,515,424
WMS Industries, Inc. (a)(b)	62,700	1,831,467
Hotels, Restaurants & Leisure Total		54,233,282
Household Durables – 1.7%
Bassett Furniture Industries, Inc. (b)	31,700	514,808
Champion Enterprises, Inc. (a)(b)	205,400	1,417,260
Ethan Allen Interiors, Inc. (b)	88,800	3,077,808
Interface, Inc., Class A (a)	128,000	1,648,640
La-Z-Boy, Inc. (b)	138,600	1,934,856
Lenox Group, Inc. (a)(b)	37,800	228,690
Libbey, Inc. (b)	38,300	428,577
M/I Homes, Inc. (b)	32,500	1,148,875
Meritage Corp. (a)(b)	58,900	2,450,829
National Presto Industries, Inc. (b)	12,700	701,929
NVR, Inc. (a)(b)	13,100	7,008,500
Russ Berrie & Co., Inc. (b)	30,800	469,392
Skyline Corp.	18,300	699,243
Standard Pacific Corp. (b)	173,500	4,077,250
Household Durables Total		25,806,657
Internet & Catalog Retail – 0.1%
PetMed Express, Inc. (a)	64,900	677,556
Stamps.com, Inc. (a)(b)	54,200	1,033,052
Internet & Catalog Retail Total		1,710,608
Leisure Equipment & Products – 1.2%
Arctic Cat, Inc. (b)	33,700	559,420
JAKKS Pacific, Inc. (a)(b)	74,000	1,319,420
K2, Inc. (a)	126,500	1,483,845
MarineMax, Inc. (a)(b)	50,300	1,280,135
Nautilus Group, Inc. (b)	88,100	1,211,375
Polaris Industries, Inc. (b)	108,800	4,477,120
Pool Corp. (b)	139,250	5,361,125
RC2 Corp. (a)	56,200	1,884,386
Sturm Ruger & Co., Inc. (b)	58,600	453,564
Leisure Equipment & Products Total		18,030,390
Media – 0.7%
4Kids Entertainment, Inc. (a)	35,200	580,800
ADVO, Inc.	85,350	2,388,093
Arbitron, Inc. (b)	78,600	2,908,986
Live Nation, Inc. (a)	175,900	3,591,878
Radio One, Inc., Class D (a)(b)	206,800	1,292,500
Media Total		10,762,257
Multi-Line Retail – 0.2%
Fred's, Inc.	107,350	1,354,757

See Accompanying Notes to Financial Statements.

36

Columbia Small Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Tuesday Morning Corp. (b)	80,100	1,111,788
Multi-Line Retail Total		2,466,545
Specialty Retail – 4.3%
Aaron Rents, Inc. (b)	130,450	2,997,741
Cato Corp., Class A	84,600	1,853,586
Children's Place Retail Stores, Inc. (a) (b)	62,700	4,014,681
Christopher & Banks Corp.	100,500	2,962,740
Cost Plus, Inc. (a)(b)	59,300	709,821
Dress Barn, Inc. (a)(b)	122,400	2,670,768
Finish Line, Inc., Class A	113,700	1,434,894
Genesco, Inc. (a)(b)	61,300	2,113,011
Group 1 Automotive, Inc. (b)	64,500	3,218,550
Guitar Center, Inc. (a)(b)	78,600	3,511,848
Gymboree Corp. (a)	85,800	3,619,044
Hancock Fabrics, Inc. (b)	51,400	147,518
Haverty Furniture Companies, Inc. (b)	60,800	969,760
Hibbett Sporting Goods, Inc. (a)(b)	86,100	2,254,098
HOT Topic, Inc. (a)(b)	118,700	1,322,318
Jo-Ann Stores, Inc. (a)(b)	65,250	1,090,980
JOS. A. Bank Clothiers, Inc. (a)(b)	48,375	1,449,315
Men's Wearhouse, Inc.	142,600	5,306,146
Midas, Inc. (a)(b)	32,300	667,964
Pep Boys-Manny, Moe & Jack, Inc.	145,900	1,874,815
Select Comfort Corp. (a)(b)	144,250	3,156,190
Sonic Automotive, Inc. (b)	80,600	1,861,054
Stage Stores, Inc.	71,550	2,099,277
Stein Mart, Inc.	72,700	1,105,767
Tractor Supply Co. (a)	92,500	4,464,050
Tween Brands, Inc. (a)(b)	88,200	3,316,320
Zale Corp. (a)	129,400	3,589,556
Specialty Retail Total		63,781,812
Textiles, Apparel & Luxury Goods – 2.2%
Ashworth, Inc. (a)	39,000	267,150
Brown Shoe Co., Inc.	76,850	2,754,304
CROCS, Inc. (a)	89,700	3,045,315
Deckers Outdoor Co. (a)(b)	29,300	1,386,476
Fossil, Inc. (a)(b)	121,450	2,616,033
K-Swiss, Inc.	71,200	2,140,272
Kellwood Co. (b)	69,100	1,992,153
Oxford Industries, Inc.	40,800	1,750,728
Phillips-Van Heusen Corp.	148,800	6,215,376
Quiksilver, Inc. (a)(b)	323,200	3,926,880
Skechers U.S.A., Inc. (a)	66,600	1,565,766
Stride Rite Corp. (b)	97,900	1,366,684
Wolverine World Wide, Inc.	148,900	4,215,359
Textiles, Apparel & Luxury Goods Total		33,242,496
Consumer Discretionary Total		228,586,670

	Shares	Value ($)
Consumer Staples – 4.0%
Beverages – 0.3%
Hansen Natural Corp. (a)(b)	163,500	5,310,480
Beverages Total		5,310,480
Food & Staples Retailing – 1.0%
Casey's General Stores, Inc. (b)	135,400	3,015,358
Great Atlantic & Pacific Tea Co., Inc. (b)	52,300	1,259,384
Longs Drug Stores Corp. (b)	76,600	3,524,366
Nash Finch Co. (b)	35,800	842,374
Performance Food Group Co. (a)(b)	93,500	2,626,415
United Natural Foods, Inc. (a)	113,400	3,514,266
Food & Staples Retailing Total		14,782,163
Food Products – 1.9%
American Italian Pasta Co., Class A (b)	49,500	385,110
Corn Products International, Inc. (b)	197,500	6,426,650
Delta & Pine Land Co.	96,400	3,904,200
Flowers Foods, Inc. (b)	139,900	3,760,512
Hain Celestial Group, Inc. (a)	103,400	2,642,904
J&J Snack Foods Corp.	36,700	1,141,370
Lance, Inc. (b)	82,700	1,821,054
Peet's Coffee & Tea, Inc. (a)(b)	37,200	930,372
Ralcorp Holdings, Inc. (a)	71,600	3,453,268
Sanderson Farms, Inc. (b)	42,600	1,378,536
TreeHouse Foods, Inc. (a)	83,800	1,981,870
Food Products Total		27,825,846
Household Products – 0.2%
Spectrum Brands, Inc. (a)(b)	101,700	858,348
WD-40 Co.	45,400	1,619,418
Household Products Total		2,477,766
Personal Products – 0.5%
NBTY, Inc. (a)	151,600	4,437,332
Playtex Products, Inc. (a)	150,500	2,016,700
USANA Health Sciences, Inc. (a)(b)	24,400	1,087,996
Personal Products Total		7,542,028
Tobacco – 0.1%
Alliance One International, Inc. (a)(b)	234,100	959,810
Tobacco Total		959,810
Consumer Staples Total		58,898,093

See Accompanying Notes to Financial Statements.

37

Columbia Small Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Energy – 7.8%
Energy Equipment & Services – 4.1%
Atwood Oceanics, Inc. (a)	72,500	3,260,325
Bristow Group, Inc. (a)	62,900	2,163,760
CARBO Ceramics, Inc. (b)	54,350	1,958,230
Dril-Quip, Inc. (a)(b)	31,500	2,131,920
Hydril (a)(b)	54,000	3,027,240
Input/Output, Inc. (a)(b)	187,800	1,864,854
Lone Star Technologies, Inc. (a)	83,000	4,015,540
Lufkin Industries, Inc. (b)	40,000	2,116,800
Maverick Tube Corp. (a)(b)	99,300	6,437,619
NS Group, Inc. (a)	60,800	3,924,640
Oceaneering International, Inc. (a)	145,500	4,481,400
SEACOR Holdings, Inc. (a)(b)	58,000	4,785,000
Tetra Technologies, Inc. (a)(b)	192,950	4,661,672
Unit Corp. (a)	124,300	5,714,071
Veritas DGC, Inc. (a)	96,200	6,331,884
W-H Energy Services, Inc. (a)	80,500	3,338,335
Energy Equipment & Services Total		60,213,290
Oil, Gas & Consumable Fuels – 3.7%
Cabot Oil & Gas Corp.	129,650	6,214,125
Cimarex Energy Co.	222,200	7,819,218
Frontier Oil Corp.	301,200	8,005,896
Helix Energy Solutions Group, Inc. (a) (b)	245,900	8,213,060
Massey Energy Co. (b)	215,700	4,516,758
Penn Virginia Corp.	50,100	3,176,841
Petroleum Development Corp. (a)	43,100	1,719,259
St. Mary Land & Exploration Co. (b)	147,300	5,407,383
Stone Energy Corp. (a)	74,600	3,019,808
Swift Energy Co. (a)	78,600	3,287,052
World Fuel Services Corp. (b)	76,000	3,074,200
Oil, Gas & Consumable Fuels Total		54,453,600
Energy Total		114,666,890
Financials – 16.4%
Capital Markets – 0.8%
Investment Technology Group, Inc. (a)	116,500	5,213,375
LaBranche & Co., Inc. (a)(b)	141,900	1,471,503
Piper Jaffray Companies, Inc. (a)	55,700	3,376,534
SWS Group, Inc.	43,000	1,070,270
TradeStation Group, Inc. (a)(b)	68,400	1,030,788
Capital Markets Total		12,162,470

	Shares	Value ($)
Commercial Banks – 6.0%
Boston Private Financial Holdings, Inc. (b)	97,800	2,726,664
Central Pacific Financial Corp. (b)	81,900	2,995,902
Chittenden Corp. (b)	123,525	3,543,932
Community Bank System, Inc. (b)	80,200	1,777,232
East West Bancorp, Inc. (b)	163,700	6,484,157
First Bancorp Puerto Rico (b)	217,100	2,401,126
First Commonwealth Financial Corp. (b)	168,400	2,194,252
First Indiana Corp. (b)	35,000	910,350
First Midwest Bancorp, Inc. (b)	134,100	5,081,049
First Republic Bank (b)	70,850	3,015,376
Glacier Bancorp, Inc. (b)	87,200	2,979,624
Hanmi Financial Corp.	110,400	2,163,840
Independent Bank Corp./MI	54,920	1,333,458
Irwin Financial Corp. (b)	50,400	985,824
Nara Bancorp, Inc. (b)	55,800	1,020,582
PrivateBancorp, Inc. (b)	47,800	2,185,416
Prosperity Bancshares, Inc. (b)	69,500	2,365,780
Provident Bankshares Corp.	88,000	3,260,400
Republic Bancorp, Inc. (b)	200,337	2,670,492
South Financial Group, Inc.	201,800	5,252,854
Sterling Bancorp NY (b)	50,300	988,898
Sterling Bancshares Inc.	123,000	2,490,750
Sterling Financial Corp.	99,125	3,214,624
Susquehanna Bancshares, Inc.	139,200	3,402,048
UCBH Holdings, Inc. (b)	253,900	4,433,094
Umpqua Holdings Corp. (b)	155,200	4,438,720
United Bankshares, Inc. (b)	99,000	3,684,780
Whitney Holding Corp.	176,700	6,320,559
Wilshire Bancorp, Inc. (b)	41,500	790,160
Wintrust Financial Corp. (b)	68,800	3,450,320
Commercial Banks Total		88,562,263
Consumer Finance – 0.4%
Cash America International, Inc. (b)	79,500	3,106,860
Rewards Network, Inc. (a)(b)	71,400	347,718
World Acceptance Corp. (a)(b)	49,700	2,185,806
Consumer Finance Total		5,640,384
Diversified Financial Services – 0.2%
Financial Federal Corp.	73,000	1,956,400
Portfolio Recovery Associates, Inc. (a)(b)	42,700	1,873,249
Diversified Financial Services Total		3,829,649
Insurance – 2.9%
Delphi Financial Group, Inc., Class A	115,150	4,592,182
Hilb Rogal & Hobbs Co.	95,800	4,085,870

See Accompanying Notes to Financial Statements.

38

Columbia Small Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Infinity Property & Casualty Corp.	54,500	2,241,585
LandAmerica Financial Group, Inc. (b)	45,800	3,013,182
Philadelphia Consolidated Holding Co. (a)	153,100	6,090,318
Presidential Life Corp.	57,800	1,292,986
ProAssurance Corp. (a)(b)	89,200	4,395,776
RLI Corp.	55,100	2,798,529
Safety Insurance Group, Inc.	38,300	1,863,678
SCPIE Holdings, Inc. (a)(b)	26,900	633,226
Selective Insurance Group, Inc. (b)	78,400	4,124,624
Stewart Information Services Corp. (b)	49,000	1,703,730
United Fire & Casualty Co. (b)	56,400	1,765,320
Zenith National Insurance Corp.	99,400	3,965,066
Insurance Total		42,566,072
Real Estate Investment Trusts (REITs) – 3.9%
Acadia Realty Trust	85,400	2,177,700
Colonial Properties Trust	123,400	5,899,754
EastGroup Properties, Inc.	63,000	3,141,180
Entertainment Properties Trust (b)	71,100	3,506,652
Essex Property Trust, Inc. (b)	62,200	7,551,080
Glenborough Realty Trust, Inc. (b)	86,600	2,228,218
Kilroy Realty Corp.	87,000	6,554,580
Lexington Corporate Properties Trust	142,400	3,016,032
LTC Properties, Inc.	55,100	1,336,175
Mid-America Apartment Communities, Inc.	64,600	3,954,812
National Retail Properties, Inc.	156,200	3,373,920
New Century Financial Corp. (b)	122,150	4,801,717
Parkway Properties, Inc. (b)	38,200	1,775,918
PS Business Parks, Inc.	42,900	2,586,870
Senior Housing Properties Trust (b)	171,700	3,664,078
Sovran Self Storage, Inc.	48,600	2,699,730
Real Estate Investment Trusts (REITs) Total		58,268,416
Thrifts & Mortgage Finance – 2.2%
Anchor BanCorp Wisconsin, Inc.	48,900	1,396,584
Bank Mutual Corp. (b)	161,600	1,960,208
BankAtlantic Bancorp, Inc., Class A (b)	123,600	1,757,592
Bankunited Financial Corp., Class A (b)	85,700	2,234,199
Brookline Bancorp, Inc. (b)	165,400	2,274,250
Dime Community Bancshares	74,000	1,090,020
Downey Financial Corp. (b)	52,400	3,486,696
Fidelity Bankshares, Inc.	58,500	2,282,085

	Shares	Value ($)
FirstFed Financial Corp. (a)(b)	44,600	2,529,712
Flagstar BanCorp, Inc. (b)	104,100	1,514,655
Franklin Bank Corp. (a)(b)	62,900	1,250,452
Fremont General Corp. (b)	182,000	2,546,180
Harbor Florida Bancshares, Inc.	53,100	2,352,861
MAF Bancorp, Inc.	75,300	3,109,137
TrustCo Bank Corp. NY (b)	201,500	2,184,260
Thrifts & Mortgage Finance Total		31,968,891
Financials Total		242,998,145
Health Care – 11.5%
Biotechnology – 0.2%
ArQule, Inc. (a)	75,500	317,855
Regeneron Pharmaceuticals, Inc. (a)	153,000	2,400,570
Savient Pharmaceuticals, Inc. (a)	124,100	807,891
Biotechnology Total		3,526,316
Health Care Equipment & Supplies – 5.6%
American Medical Systems Holdings, Inc. (a)(b)	187,800	3,461,154
Analogic Corp.	37,500	1,924,500
ArthroCare Corp. (a)(b)	71,000	3,327,060
BioLase Technology, Inc. (a)(b)	63,400	396,250
Biosite, Inc. (a)(b)	46,700	2,158,941
CONMED Corp. (a)	74,900	1,581,139
Cooper Companies, Inc. (b)	120,800	6,462,800
Cyberonics, Inc. (a)(b)	58,100	1,018,493
Datascope Corp.	34,000	1,137,980
DJ Orthopedics, Inc. (a)(b)	61,600	2,558,248
Greatbatch, Inc. (a)(b)	58,600	1,325,532
Haemonetics Corp. (a)	72,500	3,393,000
Hologic, Inc. (a)(b)	141,600	6,162,432
ICU Medical, Inc. (a)(b)	38,900	1,769,172
IDEXX Laboratories, Inc. (a)	83,700	7,628,418
Immucor, Inc. (a)	181,787	4,073,846
Integra LifeSciences Holdings Corp. (a)(b)	54,100	2,027,668
Intermagnetics General Corp. (a)	105,575	2,855,804
Invacare Corp.	85,600	2,013,312
Kensey Nash Corp. (a)(b)	31,000	907,370
Mentor Corp. (b)	111,600	5,623,524
Meridian Bioscience, Inc.	57,500	1,351,825
Merit Medical Systems, Inc. (a)(b)	73,500	998,130
Osteotech, Inc. (a)(b)	46,500	190,185
Palomar Medical Technologies, Inc. (a)(b)	47,400	2,000,280

See Accompanying Notes to Financial Statements.

39

Columbia Small Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
PolyMedica Corp. (b)	62,100	2,658,501
Possis Medical, Inc. (a)	46,200	455,070
Respironics, Inc. (a)	195,200	7,536,672
SurModics, Inc. (a)(b)	42,900	1,506,648
Theragenics Corp. (a)(b)	86,200	248,256
Viasys Healthcare, Inc. (a)	87,300	2,378,052
Vital Signs, Inc.	20,900	1,183,149
Health Care Equipment & Supplies Total		82,313,411
Health Care Providers & Services – 3.5%
Amedisys, Inc. (a)(b)	43,300	1,717,711
AMERIGROUP Corp. (a)	139,750	4,129,612
AmSurg Corp. (a)	80,200	1,785,252
Centene Corp. (a)(b)	116,100	1,908,684
Chemed Corp. (b)	70,500	2,274,330
Cross Country Healthcare, Inc. (a)(b)	58,600	996,200
CryoLife, Inc. (a)(b)	60,000	387,000
Genesis HealthCare Corp. (a)(b)	52,800	2,514,864
Gentiva Health Services, Inc. (a)(b)	72,900	1,198,476
Healthways, Inc. (a)(b)	92,900	4,143,340
Hooper Holmes, Inc. (a)	178,900	602,893
inVentiv Health, Inc. (a)	78,700	2,520,761
LCA-Vision, Inc. (b)	56,100	2,317,491
Matria Healthcare, Inc. (a)(b)	57,000	1,584,030
Odyssey Healthcare, Inc. (a)	92,250	1,308,105
Owens & Minor, Inc.	107,900	3,548,831
Pediatrix Medical Group, Inc. (a)	130,300	5,941,680
RehabCare Group, Inc. (a)	46,100	603,910
Sierra Health Services, Inc. (a)	151,000	5,713,840
Sunrise Senior Living, Inc. (a)(b)	120,300	3,593,361
United Surgical Partners International, Inc. (a)(b)	119,750	2,973,393
Health Care Providers & Services Total		51,763,764
Health Care Technology – 0.8%
Cerner Corp. (a)(b)	173,400	7,872,360
Dendrite International, Inc. (a)	117,500	1,149,150
Per-Se Technologies, Inc. (a)(b)	89,327	2,034,869
Health Care Technology Total		11,056,379
Life Sciences Tools & Services – 0.6%
Cambrex Corp.	72,100	1,493,191
Dionex Corp. (a)	53,700	2,735,478
Enzo Biochem, Inc. (a)(b)	73,620	897,428
Kendle International, Inc. (a)(b)	32,800	1,050,256
PAREXEL International Corp. (a)	72,600	2,402,334
PharmaNet Development Group, Inc. (a)(b)	49,800	967,614
Life Sciences Tools & Services Total		9,546,301

	Shares	Value ($)
Pharmaceuticals – 0.8%
Alpharma, Inc., Class A	114,900	2,687,511
Bradley Pharmaceuticals, Inc. (a)(b)	46,500	740,280
CNS, Inc.	37,600	1,061,448
Connetics Corp. (a)(b)	92,500	1,008,250
MGI Pharma, Inc. (a)(b)	210,900	3,629,589
Noven Pharmaceuticals, Inc. (a)(b)	63,900	1,541,268
Sciele Pharma, Inc. (a)(b)	79,500	1,497,780
Pharmaceuticals Total		12,166,126
Health Care Total		170,372,297
Industrials – 16.9%
Aerospace & Defense – 2.0%
AAR Corp. (a)(b)	98,500	2,348,240
Applied Signal Technology, Inc. (b)	31,900	473,396
Armor Holdings, Inc. (a)	81,100	4,649,463
Ceradyne, Inc. (a)	72,100	2,962,589
Cubic Corp. (b)	41,600	814,528
Curtiss-Wright Corp. (b)	118,000	3,581,300
EDO Corp. (b)	42,700	976,976
Esterline Technologies Corp. (a)(b)	68,400	2,309,184
GenCorp, Inc. (a)(b)	149,100	1,914,444
Moog, Inc., Class A (a)	112,175	3,887,985
Teledyne Technologies, Inc. (a)	92,400	3,659,040
Triumph Group, Inc. (b)	43,400	1,837,990
Aerospace & Defense Total		29,415,135
Air Freight & Logistics – 0.6%
EGL, Inc. (a)	85,200	3,104,688
Forward Air Corp. (b)	83,950	2,777,906
HUB Group, Inc., Class A (a)(b)	112,000	2,551,360
Air Freight & Logistics Total		8,433,954
Airlines – 0.4%
Frontier Airlines Holdings, Inc. (a)(b)	98,300	810,975
Mesa Air Group, Inc. (a)(b)	97,400	755,824
Skywest, Inc. (b)	171,600	4,207,632
Airlines Total		5,774,431
Building Products – 1.1%
Apogee Enterprises, Inc.	75,700	1,151,397
ElkCorp. (b)	55,100	1,495,965
Griffon Corp. (a)(b)	70,300	1,678,061
Lennox International, Inc.	161,700	3,702,930
NCI Building Systems, Inc. (a)(b)	55,300	3,216,801

See Accompanying Notes to Financial Statements.

40

Columbia Small Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Simpson Manufacturing Co., Inc. (b)	98,200	2,654,346
Universal Forest Products, Inc. (b)	50,600	2,481,930
Building Products Total		16,381,430
Commercial Services & Supplies – 3.7%
ABM Industries, Inc. (b)	117,100	2,196,796
Administaff, Inc.	65,500	2,207,350
Angelica Corp.	25,500	433,755
Bowne & Co., Inc.	80,200	1,145,256
Brady Corp., Class A (b)	142,400	5,006,784
CDI Corp. (b)	34,900	722,779
Central Parking Corp. (b)	44,000	726,000
Coinstar, Inc. (a)(b)	74,400	2,141,232
Consolidated Graphics, Inc. (a)	31,400	1,889,338
G&K Services, Inc., Class A	57,100	2,080,153
Healthcare Services Group, Inc. (b)	73,300	1,844,228
Heidrick & Struggles International, Inc. (a)(b)	46,900	1,688,400
John H. Harland Co. (b)	70,400	2,566,080
Labor Ready, Inc. (a)(b)	141,700	2,257,281
Mobile Mini, Inc. (a)	95,100	2,701,791
NCO Group, Inc. (a)	87,000	2,281,140
On Assignment, Inc. (a)	70,400	690,624
School Specialty, Inc. (a)(b)	52,600	1,856,254
Spherion Corp. (a)(b)	151,800	1,085,370
Standard Register Co.	33,400	440,880
Tetra Tech, Inc. (a)(b)	154,900	2,698,358
United Stationers, Inc. (a)	82,300	3,827,773
Viad Corp.	58,200	2,060,862
Volt Information Sciences, Inc. (a)(b)	23,100	821,205
Waste Connections, Inc. (a)(b)	122,450	4,642,079
Watson Wyatt & Co. Holdings	113,900	4,660,788
Commercial Services & Supplies Total		54,672,556
Construction & Engineering – 1.1%
EMCOR Group, Inc. (a)	84,800	4,650,432
Insituform Technologies, Inc., Class A (a)(b)	73,100	1,774,868
Shaw Group, Inc. (a)(b)	216,000	5,106,240
URS Corp. (a)	139,500	5,425,155
Construction & Engineering Total		16,956,695
Electrical Equipment – 1.5%
A.O. Smith Corp. (b)	60,900	2,401,287
Acuity Brands, Inc.	117,700	5,343,580
Baldor Electric Co.	77,900	2,401,657
Belden CDT, Inc. (b)	116,750	4,463,353
C&D Technologies, Inc. (b)	68,800	488,480
MagneTek, Inc. (a)(b)	78,200	270,572
Regal-Beloit Corp. (b)	82,900	3,606,150

	Shares	Value ($)
Vicor Corp.	53,000	611,620
Woodward Governor Co.	79,000	2,649,660
Electrical Equipment Total		22,236,359
Industrial Conglomerates – 0.2%
Standex International Corp.	33,200	925,616
Tredegar Corp.	75,000	1,255,500
Industrial Conglomerates Total		2,181,116
Machinery – 4.0%
A.S.V., Inc. (a)(b)	55,200	823,032
Albany International Corp., Class A	78,100	2,485,142
Astec Industries, Inc. (a)(b)	50,500	1,275,125
Barnes Group, Inc. (b)	105,800	1,857,848
Briggs & Stratton Corp.	137,600	3,790,880
CLARCOR, Inc.	139,600	4,256,404
EnPro Industries, Inc. (a)(b)	56,800	1,707,408
Gardner Denver, Inc. (a)(b)	141,000	4,664,280
IDEX Corp.	143,650	6,184,132
JLG Industries, Inc.	285,700	5,659,717
Kaydon Corp. (b)	75,700	2,802,414
Lindsay Manufacturing Co. (b)	31,000	891,250
Lydall, Inc. (a)	43,600	388,040
Manitowoc Co., Inc.	165,400	7,408,266
Mueller Industries, Inc. (b)	99,300	3,492,381
Robbins & Myers, Inc. (b)	44,700	1,382,124
Toro Co. (b)	110,000	4,638,700
Valmont Industries, Inc.	45,900	2,398,275
Wabash National Corp. (b)	83,800	1,147,222
Watts Water Technologies, Inc., Class A (b)	67,600	2,146,976
Wolverine Tube, Inc. (a)(b)	40,500	122,715
Machinery Total		59,522,331
Marine – 0.3%
Kirby Corp. (a)	142,400	4,461,392
Marine Total		4,461,392
Road & Rail – 1.5%
Arkansas Best Corp. (b)	67,600	2,908,828
Heartland Express, Inc. (b)	158,668	2,487,914
Kansas City Southern (a)(b)	203,200	5,549,392
Knight Transportation, Inc. (b)	154,500	2,618,775
Landstar System, Inc.	154,800	6,609,960
Old Dominion Freight Line, Inc. (a)(b)	75,150	2,256,755
Road & Rail Total		22,431,624
Trading Companies & Distributors – 0.5%
Applied Industrial Technologies, Inc.	101,925	2,486,970
Kaman Corp.	64,600	1,163,446

See Accompanying Notes to Financial Statements.

41

Columbia Small Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Lawson Products, Inc.	11,800	494,656
Watsco, Inc. (b)	65,700	3,022,857
Trading Companies & Distributors Total		7,167,929
Industrials Total		249,634,952
Information Technology – 17.0%
Communications Equipment – 1.1%
Bel Fuse, Inc., Class B	31,700	1,017,253
Black Box Corp.	47,500	1,848,700
Blue Coat Systems, Inc. (a)(b)	38,900	700,589
C-COR, Inc. (a)	128,900	1,105,962
Comtech Telecommunications Corp. (a)	61,300	2,052,324
Digi International, Inc. (a)	66,700	900,450
Ditech Networks, Inc. (a)	87,500	674,625
Harmonic, Inc. (a)(b)	200,400	1,472,940
Inter-Tel, Inc.	57,200	1,235,520
NETGEAR, Inc. (a)(b)	89,800	1,848,982
Network Equipment Technologies, Inc. (a)	67,500	278,100
PC-Tel, Inc. (a)	59,600	625,800
Symmetricom, Inc. (a)(b)	123,400	995,838
Tollgrade Communications, Inc. (a)(b)	36,800	329,360
ViaSat, Inc. (a)	65,200	1,635,216
Communications Equipment Total		16,721,659
Computers & Peripherals – 0.9%
Adaptec, Inc. (a)	311,600	1,374,156
Avid Technology, Inc. (a)(b)	113,675	4,140,044
Hutchinson Technology, Inc. (a)(b)	69,000	1,451,070
Komag, Inc. (a)(b)	82,900	2,649,484
Neoware Systems, Inc. (a)(b)	53,200	722,988
Novatel Wireless, Inc. (a)(b)	79,600	766,548
Synaptics, Inc. (a)(b)	67,300	1,640,101
Computers & Peripherals Total		12,744,391
Electronic Equipment & Instruments – 4.9%
Aeroflex, Inc. (a)	202,000	2,076,560
Agilysys, Inc.	82,200	1,154,088
Anixter International, Inc. (a)(b)	90,400	5,104,888
Bell Microproducts, Inc. (a)(b)	81,700	424,023
Benchmark Electronics, Inc. (a)	173,425	4,661,664
Brightpoint, Inc. (a)	135,440	1,925,957
Checkpoint Systems, Inc. (a)	105,400	1,740,154
Cognex Corp.	121,600	3,071,616
Coherent, Inc. (a)(b)	84,000	2,911,440
CTS Corp. (b)	96,400	1,328,392
Daktronics, Inc. (b)	85,000	1,758,650

	Shares	Value ($)
Electro Scientific Industries, Inc. (a)	78,200	1,610,920
FLIR Systems, Inc. (a)(b)	184,400	5,008,304
Gerber Scientific, Inc. (a)(b)	61,400	919,772
Global Imaging Systems, Inc. (a)	139,300	3,074,351
Insight Enterprises, Inc. (a)	129,900	2,677,239
Itron, Inc. (a)	68,500	3,822,300
Keithley Instruments, Inc. (b)	37,800	481,950
Littelfuse, Inc. (a)	60,000	2,082,000
LoJack Corp. (a)(b)	48,900	957,951
Mercury Computer Systems, Inc. (a)	56,400	668,340
Methode Electronics, Inc., Class A	100,200	952,902
MTS Systems Corp.	48,900	1,581,426
Park Electrochemical Corp.	54,200	1,717,056
Paxar Corp. (a)	110,500	2,207,790
Photon Dynamics, Inc. (a)	45,800	607,766
Planar Systems, Inc. (a)(b)	45,800	519,830
RadiSys Corp. (a)(b)	57,500	1,221,875
Rogers Corp. (a)	47,100	2,908,425
ScanSource, Inc. (a)	69,100	2,095,803
Technitrol, Inc.	109,000	3,253,650
Trimble Navigation Ltd. (a)(b)	148,000	6,967,840
X-Rite, Inc.	76,800	824,832
Electronic Equipment & Instruments Total		72,319,754
Internet Software & Services – 1.2%
Bankrate, Inc. (a)(b)	30,700	815,392
Digital Insight Corp. (a)	91,000	2,668,120
InfoSpace, Inc. (a)	84,100	1,550,804
j2 Global Communications, Inc. (a)(b)	133,500	3,627,195
MIVA, Inc. (a)(b)	76,400	252,120
United Online, Inc.	174,500	2,125,410
WebEx Communications, Inc. (a)(b)	114,200	4,456,084
Websense, Inc. (a)	126,800	2,740,148
Internet Software & Services Total		18,235,273
IT Services – 1.8%
CACI International, Inc., Class A (a)	82,100	4,516,321
Carreker Corp. (a)	54,300	333,402
CIBER, Inc. (a)(b)	146,100	968,643
eFunds Corp. (a)	125,200	3,027,336
Gevity HR, Inc. (b)	71,300	1,624,214
Global Payments, Inc.	182,200	8,018,622
Keane, Inc. (a)	119,100	1,716,231
Mantech International Corp. (a)	48,700	1,607,587
MAXIMUS, Inc.	57,800	1,508,580
Startek, Inc. (b)	30,400	379,088

See Accompanying Notes to Financial Statements.

42

Columbia Small Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Sykes Enterprises, Inc. (a)	78,900	1,605,615
TALX Corp.	86,075	2,110,559
IT Services Total		27,416,198
Semiconductors & Semiconductor Equipment – 3.2%
Actel Corp. (a)	70,000	1,088,500
Advanced Energy Industries, Inc. (a)	95,000	1,618,800
ATMI, Inc. (a)(b)	98,000	2,848,860
Axcelis Technologies, Inc. (a)	272,000	1,920,320
Brooks Automation, Inc. (a)	202,430	2,641,711
Cabot Microelectronics Corp. (a)	65,200	1,879,064
Cohu, Inc. (b)	60,700	1,082,281
Cymer, Inc. (a)(b)	105,600	4,636,896
Diodes, Inc. (a)(b)	53,000	2,288,010
DSP Group, Inc. (a)	79,000	1,805,150
Exar Corp. (a)	96,800	1,286,472
FEI Co. (a)(b)	68,000	1,435,480
Kopin Corp. (a)(b)	182,300	610,705
Kulicke & Soffa Industries, Inc. (a)(b)	153,300	1,355,172
Microsemi Corp. (a)	191,000	3,600,350
Pericom Semiconductor Corp. (a)	70,700	689,325
Photronics, Inc. (a)	112,100	1,583,973
Rudolph Technologies, Inc. (a)(b)	66,600	1,220,778
Skyworks Solutions, Inc. (a)(b)	432,600	2,245,194
Standard Microsystems Corp. (a)(b)	59,300	1,685,306
Supertex, Inc. (a)(b)	36,800	1,430,416
Ultratech, Inc. (a)(b)	63,400	844,488
Varian Semiconductor Equipment Associates, Inc. (a)	147,950	5,429,765
Veeco Instruments, Inc. (a)(b)	82,500	1,662,375
Semiconductors & Semiconductor Equipment Total		46,889,391
Software – 3.9%
Altiris, Inc. (a)	64,100	1,351,869
ANSYS, Inc. (a)	103,000	4,550,540
Captaris, Inc. (a)	75,600	443,016
Catapult Communications Corp. (a)	28,300	236,588
Epicor Software Corp. (a)(b)	148,800	1,950,768
EPIQ Systems, Inc. (a)(b)	38,600	567,806
FactSet Research Systems, Inc.	101,000	4,905,570
FileNET Corp. (a)	114,000	3,970,620
Hyperion Solutions Corp. (a)	154,650	5,332,332
Internet Security Systems, Inc. (a)	103,600	2,875,936
JDA Software Group, Inc. (a)(b)	78,400	1,208,928
Kronos, Inc. (a)	85,600	2,918,104
Manhattan Associates, Inc. (a)	72,900	1,759,806
MapInfo Corp. (a)	57,300	735,159

	Shares	Value ($)
Micros Systems, Inc. (a)	104,400	5,107,248
Napster, Inc. (a)(b)	120,400	514,108
Open Solutions, Inc. (a)(b)	55,500	1,598,955
Phoenix Technologies Ltd. (a)	68,300	293,690
Progress Software Corp. (a)	110,400	2,870,400
Quality Systems, Inc. (a)(b)	45,300	1,757,187
Radiant Systems, Inc. (a)(b)	69,300	837,144
Secure Computing Corp. (a)(b)	172,500	1,091,925
Sonic Solutions (a)(b)	69,600	1,060,704
SPSS, Inc. (a)(b)	52,900	1,318,797
Take-Two Interactive Software, Inc. (a)(b)	194,850	2,778,561
THQ, Inc. (a)(b)	172,750	5,039,117
Software Total		57,074,878
Information Technology Total		251,401,544
Materials – 5.1%
Chemicals – 1.4%
Arch Chemicals, Inc.	64,800	1,843,560
Georgia Gulf Corp.	91,900	2,519,898
H.B. Fuller Co.	160,100	3,752,744
MacDermid, Inc.	67,100	2,188,802
Material Sciences Corp. (a)	34,600	344,616
OM Group, Inc. (a)(b)	78,800	3,462,472
Omnova Solutions, Inc. (a)	111,500	466,070
Penford Corp.	24,000	363,360
PolyOne Corp. (a)	248,900	2,073,337
Quaker Chemical Corp. (b)	26,500	515,425
Schulman A, Inc.	69,700	1,638,647
Tronox, Inc., Class B (b)	110,800	1,414,916
Wellman, Inc. (b)	87,900	350,721
Chemicals Total		20,934,568
Construction Materials – 0.4%
Headwaters, Inc. (a)(b)	113,600	2,652,560
Texas Industries, Inc. (b)	64,300	3,347,458
Construction Materials Total		6,000,018
Containers & Packaging – 0.6%
AptarGroup, Inc.	93,600	4,762,368
Caraustar Industries, Inc. (a)	75,400	600,938
Chesapeake Corp.	53,300	762,723
Myers Industries, Inc.	72,400	1,230,800
Rock-Tenn Co., Class A (b)	86,000	1,702,800
Containers & Packaging Total		9,059,629
Metals & Mining – 2.3%
A.M. Castle & Co.	33,800	907,192
Aleris International, Inc. (a)	84,365	4,263,807
AMCOL International Corp. (b)	58,800	1,464,708

See Accompanying Notes to Financial Statements.

43

Columbia Small Cap Index Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Brush Engineered Materials, Inc. (a)(b)	53,300	1,325,571
Carpenter Technology Corp.	68,600	7,375,186
Century Aluminum Co. (a)(b)	61,800	2,079,570
Chaparral Steel Co. (a)	124,100	4,226,846
Cleveland-Cliffs, Inc. (b)	111,900	4,264,509
Quanex Corp.	99,300	3,013,755
RTI International Metals, Inc. (a)(b)	61,400	2,675,812
Ryerson Tull, Inc. (b)	70,300	1,538,867
Steel Technologies, Inc. (b)	30,900	606,567
Metals & Mining Total		33,742,390
Paper & Forest Products – 0.4%
Buckeye Technologies, Inc. (a)	101,800	865,300
Deltic Timber Corp. (b)	27,300	1,301,118
Neenah Paper, Inc.	39,700	1,358,931
Pope & Talbot, Inc. (a)(b)	43,900	252,425
Schweitzer-Mauduit International, Inc.	41,500	787,670
Wausau-Mosinee Paper Corp.	120,500	1,626,750
Paper & Forest Products Total		6,192,194
Materials Total		75,928,799
Private Placement – 0.0%
Private Placement – 0.0%
CSF Holdings, Inc. Escrow (a)(c)(d)	2,062	—
Private Placement Total		—
Private Placement Total		—
Telecommunication Services – 0.3%
Diversified Telecommunication Services – 0.3%
Commonwealth Telephone Enterprises, Inc.	56,600	2,333,618
General Communication, Inc., Class A (a)(b)	121,000	1,499,190
Diversified Telecommunication Services Total		3,832,808
Telecommunication Services Total		3,832,808
Utilities – 4.9%
Electric Utilities – 1.2%
ALLETE, Inc.	81,500	3,541,175
Central Vermont Public Service Corp.	27,100	599,181
Cleco Corp.	151,800	3,831,432
El Paso Electric Co. (a)	130,200	2,908,668
Green Mountain Power Corp.	14,200	473,854

	Shares	Value ($)
UIL Holdings Corp. (b)	66,133	2,479,987
Unisource Energy Corp.	94,500	3,149,685
Electric Utilities Total		16,983,982
Gas Utilities – 3.3%
Atmos Energy Corp. (b)	219,200	6,258,160
Cascade Natural Gas Corp.	30,900	806,181
Energen Corp.	194,700	8,152,089
Laclede Group, Inc. (b)	57,400	1,841,392
New Jersey Resources Corp. (b)	75,400	3,717,220
Northwest Natural Gas Co. (b)	74,000	2,906,720
Piedmont Natural Gas Co. (b)	202,400	5,122,744
South Jersey Industries, Inc. (b)	78,500	2,347,935
Southern Union Co.	270,887	7,154,126
Southwest Gas Corp.	109,700	3,655,204
UGI Corp.	283,200	6,924,240
Gas Utilities Total		48,886,011
Multi-Utilities – 0.3%
Avista Corp. (b)	131,900	3,123,392
CH Energy Group, Inc. (b)	36,400	1,873,508
Multi-Utilities Total		4,996,900
Water Utilities – 0.1%
American States Water Co. (b)	45,600	1,744,200
Water Utilities Total		1,744,200
Utilities Total		72,611,093
Total Common Stocks (cost of $976,502,555)		1,468,931,291
Securities Lending Collateral – 28.6%
State Street Navigator Securities Lending Prime Portfolio (g)	423,288,567	423,288,567
Total Securities Lending Collateral (cost of $423,288,567)		423,288,567
Short-Term Obligations – 0.4%
	Par ($)
U.S. Government Agencies & Obligations – 0.1%
United States Treasury Bill 4.820% 12/14/06 (e)(f)	1,000,000	990,195
U.S. Government Agencies & Obligations Total		990,195

See Accompanying Notes to Financial Statements.

44

Columbia Small Cap Index Fund (September 30, 2006) (Unaudited)

Short-Term Obligations (continued)

	Par ($)	Value ($)
Repurchase Agreement – 0.3%
Repurchase agreement with State Street Bank & Trust Co., dated 09/29//06, due 10/02/06 at 5.200%, collateralized by a U.S. Government Agency Note maturing 09/15/10, market value of $4,750,949 (repurchase proceeds $4,657,017)	4,655,000	4,655,000
Total Short-Term Obligations (cost of $5,645,195)		5,645,195
Total Investments – 128.3% (cost of $1,405,436,317) (h)		1,897,865,053
Other Assets & Liabilities, Net – (28.3)%		(418,261,917)
Net Assets – 100.0%		$1,479,603,136

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) All or a portion of this security is on loan at September 30, 2006. The market value of securities on loan at September 30, 2006 is $408,553,845.

(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d) Security has no value.

(e) The rate shown represents the annualized yield at the date of purchase.

(f) Security pledged as collateral for open futures contracts.

(g) Investment made with cash collateral received from securities lending activity.

(h) Cost for federal income tax purposes is $1,405,436,317.

At September 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	17.0%
Industrials	16.9
Financials	16.4
Consumer Discretionary	15.4
Health Care	11.5
Energy	7.8
Materials	5.1
Utilities	4.9
Consumer Staples	4.0
Telecommunication Services	0.3
99.3
Private Placement	0.0 *
Securities Lending Collateral	28.6
Short-Term Obligations	0.4
Other Assets & Liabilities, Net	(28.3)
100.0%

* Rounds to less than 0.1%.

At September 30, 2006, the Fund held the following open long futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
Russell 2000 Index	20	$10,249,400	$10,259,383	Dec -2006	$(9,983)

See Accompanying Notes to Financial Statements.

45

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Statements of Assets and Liabilities – Index Funds
(September 30, 2006) (Unaudited)

	$	$	$	$
	Large Cap Index Fund	Large Cap Enhanced Core Fund	Mid Cap Index Fund	Small Cap Index Fund
Assets:
Unaffiliated investments, at identified cost	1,717,437,184	451,710,402	1,847,044,454	1,405,436,317
Affiliated investments, at identified cost	23,247,231	—	—	—
Total investments, at identified cost	1,740,684,415	451,710,402	1,847,044,454	1,405,436,317
Unaffiliated investments, at value (including securities on loan of $52,863,635, $16,714,922, $454,085,262 and $408,553,845, respectively)	2,459,401,309	529,491,744	2,284,583,539	1,897,865,053
Affiliated investments, at value	48,305,890	—	—	—
Total investments, at value	2,507,707,199	529,491,744	2,284,583,539	1,897,865,053
Cash	189	712	473	300
Foreign currency (cost of $—, $18,143, $—, and $—, respectively)	—	17,993	—	—
Net unrealized appreciation on forward foreign currency contracts	—	51,887	—	—
Net unrealized appreciation on swap contracts	—	119,880	—	—
Receivable for:
Investments sold	1,294,056	74,353,508	14,101,630	8,355,099
Fund shares sold	14,536,527	327,068	1,961,286	2,817,009
Interest	16,360	3,931	7,597	1,345
Dividends	2,625,484	709,797	1,231,945	1,404,834
Expense reimbursement due from Investment Advisor	120,164	32,309	139,909	24,381
Deferred Trustees' compensation plan	9,927	—	—	6,884
Other assets	8,578	1,766	42,676	77,967
Total assets	2,526,318,484	605,110,595	2,302,069,055	1,910,552,872
Liabilities:
Collateral on securities loaned	54,516,281	17,192,490	468,390,412	423,288,567
Security sold short at fair value	833,263	—	—	—
Payable for:
Investments purchased	2,028,039	74,706,422	7,565,686	4,923,482
Fund shares redeemed	9,641,593	60,987	430,920	2,351,689
Futures variation margin	82,739	21,755	163,426	44,638
Investment advisory fee	198,764	143,871	149,852	120,318
Administration fee	215,346	59,201	136,765	121,034
Transfer agent fee	—	14,983	99,383	—
Pricing and bookkeeping fees	—	10,930	13,088	—
Trustees' fees	89,851	68,767	45,426	81,337
Service and distribution fees	24,534	3,761	7,225	9,002
Custody fee	—	5,714	22,908	—
Chief compliance officer expenses	—	1,565	3,488	—
Deferred Trustees' fees	9,927	—	—	6,884
Other liabilities	3,699	68,760	36,981	2,785
Total liabilities	67,644,036	92,359,206	477,065,560	430,949,736
Net Assets	2,458,674,448	512,751,389	1,825,003,495	1,479,603,136

See Accompanying Notes to Financial Statements.

	$	$	$	$
	Large Cap Index Fund	Large Cap Enhanced Core Fund	Mid Cap Index Fund	Small Cap Index Fund
Net Assets consist of:
Paid-in capital	2,048,201,047	434,766,503	1,370,186,381	993,582,158
Undistributed net investment income	21,331,100	3,652,468	12,275,308	6,327,879
Accumulated net realized gain (loss)	(378,565,853)	(3,804,481)	5,109,982	(12,725,654)
Unrealized appreciation (depreciation) on:
Investments	767,022,784	77,781,342	437,539,085	492,428,736
Foreign currency translations	—	51,737	—	—
Swap contracts	—	119,880	—	—
Futures contracts	689,514	183,940	(107,261)	(9,983)
Short sales	(4,144)	—	—	—
Net Assets	2,458,674,448	512,751,389	1,825,003,495	1,479,603,136
Class A
Net assets	76,432,420	18,480,954	36,049,382	44,904,692
Shares outstanding	2,958,671	1,315,129	3,110,905	2,145,156
Net asset value and offering price per share	25.83	14.05	11.59	20.93
Class B
Net assets	10,993,701	—	—	—
Shares outstanding	425,662	—	—	—
Net asset value and offering price per share (a)	25.83	—	—	—
Class R
Net assets	—	10,522	—	—
Shares outstanding	—	749	—	—
Net asset value and offering price per share	—	14.04	—	—
Class Z
Net assets	2,371,248,327	494,259,913	1,788,954,113	1,434,698,444
Shares outstanding	91,026,678	35,098,290	154,253,320	68,249,856
Net asset value and offering price per share	26.05	14.08	11.60	21.02

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Accompanying Notes to Financial Statements.

Statements of Operations – Index Funds
(For the Six Months Ended September 30, 2006) (Unaudited)

	$	$	$	$
	Large Cap Index Fund	Large Cap Enhanced Core Fund	Mid Cap Index Fund	Small Cap Index Fund
Investment Income
Dividends	21,413,172	4,546,167	13,078,287	7,581,923
Dividends from affiliates	988,158	—	—	—
Interest	796,514	407,390	660,557	390,045
Securities lending	10,404	2,084	52,001	100,436
Total investment income	23,208,248	4,955,641	13,790,845	8,072,404
Expenses
Investment advisory fee	1,197,961	876,473	944,223	764,781
Administration fee	1,197,961	360,764	865,127	764,781
Distribution fee:
Class B	42,167	—	—	—
Shareholder services fee—Class R	—	25	—	—
Service fee:
Class A	88,123	22,618	37,032	56,742
Class B	14,055	—	—	—
Transfer agent fee	—	33,149	112,581	—
Pricing and bookkeeping fees	—	67,083	81,206	—
Trustees' fees	7,915	7,915	7,915	7,915
Custody fee	—	19,106	50,008	—
Chief compliance officer expenses (See Note 4)	—	3,192	7,238	—
Non-recurring costs (See Note 9)	23,442	4,909	18,463	14,949
Other expenses	—	87,416	141,553	—
Total Operating Expenses	2,571,624	1,482,650	2,265,346	1,609,168
Interest expense	—	—	—	154
Total Expenses	2,571,624	1,482,650	2,265,346	1,609,322
Expenses waived/reimbursed by Investment Advisor	(726,691)	(198,881)	(879,226)	—
Non-recurring costs assumed by Investment Advisor (See Note 9)	(23,442)	(4,909)	(18,463)	(14,949)
Custody earnings credit	—	(1,838)	(8,712)	—
Net Expenses	1,821,491	1,277,022	1,358,945	1,594,373
Net Investment Income	21,386,757	3,678,619	12,431,900	6,478,031
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Futures Contracts, Written Options and Swap Contracts
Net realized gain (loss) on:
Unaffiliated investments	(18,951,833)	2,888,663	31,583,611	32,805,400
Affiliated investments	251,840	—	—	—
Foreign currency transactions	—	(186,708)	—	—
Futures contracts	899,023	(243,962)	(1,509,568)	(3,613,214)
Written options	—	54,000	—	—
Net realized gain (loss)	(17,800,970)	2,511,993	30,074,043	29,192,186
Net change in unrealized appreciation (depreciation) on:
Investments	91,632,481	12,834,288	(129,412,783)	(128,766,485)
Foreign currency translations	—	62,942	—	—
Swap contracts	—	51,106	—	—
Futures contracts	159,574	(18,424)	(1,042,443)	(1,190,417)
Written options	—	(4,424)	—	—
Net change in unrealized appreciation (depreciation)	91,792,055	12,925,488	(130,455,226)	(129,956,902)
Net Gain (Loss)	73,991,085	15,437,481	(100,381,183)	(100,764,716)
Net Increase Resulting from Operations	95,377,842	19,116,100	(87,949,283)	(94,286,685)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Index Funds

Increase (Decrease) in Net Assets	Large Cap Index Fund		Large Cap Enhanced Core Fund		Mid Cap Index Fund		Small Cap Index Fund
	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)(b)($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)(c)($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)($)
Operations
Net investment income	21,386,757	35,576,804	3,678,619	6,178,260	12,431,900	21,397,018	6,478,031	11,172,698
Net realized gain (loss) on investments, foreign currency transactions, swap contracts, futures contracts and written options	(17,800,970)	(105,546,056)	2,511,993	29,063,833	30,074,043	107,034,210	29,192,186	87,546,188
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, swap contracts, futures contracts and written options	91,792,055	305,658,537	12,925,488	16,298,723	(130,455,226)	215,516,915	(129,956,902)	201,161,047
Net increase resulting from operations	95,377,842	235,689,285	19,116,100	51,540,816	(87,949,283)	343,948,143	(94,286,685)	299,879,933
Distributions Declared to Shareholders
From net investment income:
Class A	(314,711)	(697,459)	(11,145)	(194,548)	(6,822)	(147,288)	—	(150,804)
Class B	(50,255)	(39,947)	—	—	—	—	—	—
Class Z	(10,316,131)	(29,929,942)	(1,514,013)	(5,746,318)	(5,002,702)	(21,251,090)	(2,853,528)	(9,644,218)
From net realized gains:
Class A	—	—	(736,444)	(916,913)	(794,218)	(662,214)	(2,043,177)	(398,387)
Class R	—	—	(413)	—	—	—	—	—
Class Z	—	—	(20,336,590)	(20,393,576)	(52,778,504)	(82,367,552)	(64,679,234)	(18,103,753)
Total distributions declared to shareholders	(10,681,097)	(30,667,348)	(22,598,605)	(27,251,355)	(58,582,246)	(104,428,144)	(69,575,939)	(28,297,162)
Net Capital Share Transactions	(75,963,588)	721,628,530	2,615,847	146,668,513	(42,827,594)	164,231,404	(8,857,762)	294,290,558
Net increase (decrease) in net assets	8,733,157	926,650,467	(866,658)	170,957,974	(189,359,123)	403,751,403	(172,720,386)	565,873,329
Net Assets
Beginning of period	2,449,941,291	1,523,290,824	513,618,047	342,660,073	2,014,362,618	1,610,611,215	1,652,323,522	1,086,450,193
End of period	2,458,674,448	2,449,941,291	512,751,389	513,618,047	1,825,003,495	2,014,362,618	1,479,603,136	1,652,323,522
Undistributed net investment income, at end of period	21,331,100	10,625,440	3,652,468	1,499,007	12,275,308	4,852,932	6,327,879	2,703,376

(a)  On August 22, 2005, the existing Investor A and Primary A shares were renamed Class A and Class Z shares, respectively.

(b)  The Fund's Class B shares commenced operations on August 22, 2005.

(c)  The Fund's Class R shares commenced operations on January 23, 2006.

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity

	Large Cap Index Fund				Large Cap Enhanced Core Fund
	(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)(b)		(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	605,129	15,287,301	564,469	13,437,847	75,471	1,029,889	184,901	2,109,725
Proceeds received in connection with merger	—	—	1,305,295	30,658,129	—	—	—	—
Distributions reinvested	12,236	292,188	26,334	643,610	46,703	600,597	38,519	916,195
Redemptions	(494,432)	(12,380,380)	(696,647)	(16,504,335)	(116,737)	(1,603,289)	(229,627)	(3,106,902)
Net increase (decrease)	122,933	3,199,109	1,199,451	28,235,251	5,437	27,197	(6,207)	(80,982)
Class B
Subscriptions	5,101	126,135	5,993	141,859	—	—	—	—
Proceeds received in connection with merger	—	—	552,974	12,990,420	—	—	—	—
Distributions reinvested	1,881	45,011	1,444	35,486	—	—	—	—
Redemptions	(63,077)	(1,557,388)	(78,654)	(1,928,528)	—	—	—	—
Net increase (decrease)	(56,095)	(1,386,242)	481,757	11,239,237	—	—	—	—
Class R
Subscriptions	—	—	—	—	—	—	717	10,000
Distributions reinvested	—	—	—	—	32	412	—	—
Net increase	—	—	—	—	32	412	717	10,000
Class Z
Subscriptions	4,259,633	106,879,621	11,025,981	261,913,342	4,191,160	57,418,660	14,918,636	202,993,686
Proceeds received in connection with merger	—	—	34,043,767	806,234,681	—	—	—	—
Distributions reinvested	280,607	6,751,396	787,873	19,373,802	212,560	2,737,776	163,617	3,292,669
Redemptions	(7,647,057)	(191,407,472)	(16,856,204)	(405,367,783)	(4,222,731)	(57,568,198)	(4,322,764)	(59,546,860)
Net increase (decrease)	(3,106,817)	(77,776,455)	29,001,417	682,154,042	180,989	2,588,238	10,759,489	146,739,495

(a)  On August 22, 2005, the existing Investor A and Primary A shares were renamed Class A and Class Z shares, respectively.

(b)  The Fund's Class B shares commenced operations on August 22, 2005.

(c)  The Fund's Class R shares commenced operations on January 23, 2006.

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity

	Mid Cap Index Fund				Small Cap Index Fund
	(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)		(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	1,935,145	23,204,799	972,185	11,246,955	480,521	10,549,300	833,826	17,575,961
Proceeds received in connection with merger	—	—	—	—	—	—	812,898	16,589,979
Distributions reinvested	60,145	671,223	45,044	531,124	89,583	1,796,140	23,490	492,327
Redemptions	(334,946)	(3,918,546)	(446,327)	(5,185,125)	(376,817)	(8,054,556)	(466,810)	(9,826,577)
Net increase	1,660,344	19,957,476	570,902	6,592,954	193,287	4,290,884	1,203,404	24,831,690
Class Z
Subscriptions	6,241,639	74,219,700	35,996,342	419,021,288	2,978,515	64,983,404	7,161,714	149,547,825
Proceeds received in connection with merger	—	—	—	—	—	—	16,314,826	334,890,203
Distributions reinvested	2,022,431	22,570,321	1,977,777	28,666,252	1,505,191	30,284,442	510,819	10,756,482
Redemptions	(13,515,656)	(159,575,091)	(24,838,361)	(290,049,090)	(5,043,266)	(108,416,492)	(10,909,076)	(225,735,642)
Net increase (decrease)	(5,251,586)	(62,785,070)	13,135,758	157,638,450	(559,560)	(13,148,646)	13,078,283	269,458,868

(a)  On August 22, 2005, the existing Investor A and Primary A shares were renamed Class A and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$24.97		$22.67		$21.65		$16.27		$21.98		$22.24
Income from Investment Operations:
Net investment income (b)	0.19		0.36		0.37	(c)	0.24		0.20		0.18
Net realized and unrealized gain (loss) on investments	0.78		2.19		1.01		5.37		(5.75)		(0.26)
Total from Investment Operations	0.97		2.55		1.38		5.61		(5.55)		(0.08)
Less Distributions Declared to Shareholders:
From net investment income	(0.11)		(0.25)		(0.36)		(0.23)		(0.16)		(0.18)
Net Asset Value, End of Period	$25.83		$24.97		$22.67		$21.65		$16.27		$21.98
Total return (d)	3.93	%(f)	11.27%		6.33%		34.50%		(25.28)%		(0.30)%
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses	0.39	%(g)	0.39	%(h)	0.39	%(h)	0.51	%(e)(h)	0.60	%(h)	0.60	%(h)
Interest expense	—		—	%(j)	—		—		—	%(j)	—	%(j)
Net expenses	0.39	%(g)	0.39	%(h)	0.39	%(h)	0.51	%(e)(h)	0.60	%(h)	0.60	%(h)
Waiver/reimbursement	0.06	%(g)(i)	0.14	%(i)	0.14	%(i)	0.24	%(i)	0.34%		0.33%
Net investment income	1.55	%(g)	1.53%		1.67%		1.23%		1.14%		0.80%
Portfolio turnover rate	1	%(f)	12%		4%		1%		6%		7%
Net assets, end of period (000's)	$76,432		$70,808		$37,088		$33,188		$23,660		$33,238

(a)  On August 22, 2005, the existing Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.07 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.06%, 0.08%, 0.11% and 0.21% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Index Fund

Selected data for a share outstanding throughout each period is as follows:

Class B Shares	(Unaudited) Six Months Ended September 30, 2006	Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$25.06	$23.49
Income from Investment Operations:
Net investment income (b)	0.10	0.10
Net realized and unrealized gain on investments	0.78	1.55
Total from Investment Operations	0.88	1.65
Less Distributions Declared to Shareholders:
From net investment income	(0.11)	(0.08)
Net Asset Value, End of Period	$25.83	$25.06
Total return (c)(d)	3.55%	7.01%
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (e)	1.14%	1.14	%(f)
Interest expense	—	—	%(e)(h)
Net expenses (e)	1.14%	1.14	%(f)
Waiver/reimbursement (e)(g)	0.06%	0.12%
Net investment income (e)	0.80%	0.85%
Portfolio turnover rate (d)	1%	12%
Net assets, end of period (000's)	$10,994	$12,071

(a)  Class B shares commenced operations on September 23, 2005. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.06% and 0.06% for the periods ended September 30, 2006 and March 31, 2006, respectively.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$25.15		$22.82		$21.79		$16.37		$22.09		$22.35
Income from Investment Operations:
Net investment income (b)	0.23		0.42		0.43	(c)	0.30		0.25		0.24
Net realized and unrealized gain (loss) on investments	0.78		2.22		1.01		5.39		(5.77)		(0.27)
Total from Investment Operations	1.01		2.64		1.44		5.69		(5.52)		(0.03)
Less Distributions Declared to Shareholders:
From net investment income	(0.11)		(0.31)		(0.41)		(0.27)		(0.20)		(0.23	)``
Net Asset Value, End of Period	$26.05		$25.15		$22.82		$21.79		$16.37		$22.09
Total return (d)	4.06	%(e)	11.59%		6.57%		34.82%		(25.05)%		(0.09)%
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses	0.14	%(g)	0.14	%(f)	0.14	%(f)	0.26	%(f)(i)	0.35	%(f)	0.35	%(f)
Interest expense	—		—	%(j)	—		—		—	%(j)	—	%(j)
Net expenses	0.14	%(g)	0.14	%(f)	0.14	%(f)	0.26	%(f)(i)	0.35	%(f)	0.35	%(f)
Waiver/reimbursement	0.06	%(g)(h)	0.14	%(h)	0.14	%(h)	0.24	%(h)	0.34%		0.33%
Net investment income	1.80	%(g)	1.78%		1.92%		1.48%		1.39%		1.05%
Portfolio turnover rate	1	%(e)	12%		4%		1%		6%		7%
Net assets, end of period (000's)	$2,371,248		$2,367,063		$1,486,203		$1,245,378		$918,184		$1,283,450

(a)  On August 22, 2005, the existing Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.07 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.06%, 0.08%, 0.11% and 0.21% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(i)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Enhanced Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$14.13		$13.41		$13.56		$9.98		$13.99		$14.89
Income from Investment Operations:
Net investment income (b)	0.08		0.17		0.17	(c)	0.11		0.10		0.09
Net realized and unrealized gain (loss) on investments	0.42		1.42		0.66		3.59		(3.51)		0.39
Total from Investment Operations	0.50		1.59		0.83		3.70		(3.41)		0.48
Less Distributions Declared to Shareholders:
From net investment income	(0.01)		(0.15)		(0.21)		(0.12)		(0.06)		(0.09)
From net realized gains	(0.57)		(0.72)		(0.77)		—		(0.54)		(1.29)
Total Distributions Declared to Shareholders	(0.58)		(0.87)		(0.98)		(0.12)		(0.60)		(1.38)
Net Asset Value, End of Period	$14.05		$14.13		$13.41		$13.56		$9.98		$13.99
Total return (d)	3.95	%(f)	12.35%		6.59%		37.08%		(25.24)%		2.55%
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (g)	0.75	%(h)	0.75%		0.75%		0.75	%(e)	0.75%		0.75%
Interest expense	—		—		—		—	%(j)	—	%(j)	—	%(j)
Net expenses (g)	0.75	%(h)	0.75%		0.75%		0.75	%(e)	0.75%		0.75%
Waiver/reimbursement	0.08	%(h)(i)	0.15	%(i)	0.25	%(i)	0.26	%(i)	0.30%		0.25%
Net investment income	1.23	%(h)	1.23%		1.27%		0.98%		1.01%		0.64%
Portfolio turnover rate	135	%(f)	269%		218%		307%		366%		345%
Net assets, end of period (000's)	$18,481		$18,508		$17,653		$18,734		$15,663		$25,420

(a)  On August 22, 2005, the existing Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.08%, 0.09%, 0.22% and 0.23% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Enhanced Core Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended September 30, 2006	Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$14.13	$13.68
Income from Investment Operations:
Net investment income (b)	0.07	0.03
Net realized and unrealized gain on investments	0.41	0.42
Total from Investment Operations	0.48	0.45
Less Distributions Declared to Shareholders:
From net realized gains	(0.57)	—
Net Asset Value, End of Period	$14.04	$14.13
Total return (c)(d)	3.81%	3.29%
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (e)(f)	1.00%	1.00%
Waiver/reimbursement (f)(g)	0.08%	0.09%
Net investment income (f)	0.99%	0.91%
Portfolio turnover rate (d)	135%	269%
Net assets, end of period (000's)	$11	$10

(a)  Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.08% and 0.03% for the periods ended September 30, 2006 and March 31, 2006, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Enhanced Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$14.18		$13.45		$13.59		$10.00		$14.00		$14.90
Income from Investment Operations:
Net investment income (b)	0.10		0.20		0.20	(c)	0.15		0.14		0.13
Net realized and unrealized gain (loss) on investments	0.42		1.44		0.67		3.59		(3.53)		0.38
Total from Investment Operations	0.52		1.64		0.87		3.74		(3.39)		0.51
Less Distributions Declared to Shareholders:
From net investment income	(0.05)		(0.19)		(0.24)		(0.15)		(0.07)		(0.12)
From net realized gains	(0.57)		(0.72)		(0.77)		—		(0.54)		(1.29)
Total Distributions Declared to Shareholders	(0.62)		(0.91)		(1.01)		(0.15)		(0.61)		(1.41)
Net Asset Value, End of Period	$14.08		$14.18		$13.45		$13.59		$10.00		$14.00
Total return (d)	4.06	%(f)	12.66%		6.90%		37.41%		(25.03)%		2.80%
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (g)	0.50	%(h)	0.50%		0.50%		0.50	%(e)	0.50%		0.50%
Interest expense	—		—		—		—	%(j)	—	%(j)	—	%(j)
Net expenses (g)	0.50	%(h)	0.50%		0.50%		0.50	%(e)	0.50%		0.50%
Waiver/reimbursement	0.08	%(h)(i)	0.15	%(i)	0.25	%(i)	0.26	%(i)	0.30%		0.25%
Net investment income	1.48	%(h)	1.49%		1.52%		1.23%		1.26%		0.89%
Portfolio turnover rate	135	%(f)	269%		218%		307%		366%		345%
Net assets, end of period (000's)	$494,260		$495,099		$325,008		$246,181		$191,535		$190,130

(a)  On August 22, 2005, the existing Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.08%, 0.09%, 0.22% and 0.23% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$12.49		$10.92		$10.26		$6.96		$9.33	$8.41
Income from Investment Operations:
Net investment income (b)	0.06		0.12		0.10		0.06		0.05	0.05
Net realized and unrealized gain (loss) on investments	(0.62)		2.15		0.91		3.30		(2.26)	1.46
Total from Investment Operations	(0.56)		2.27		1.01		3.36		(2.21)	1.51
Less Distributions Declared to Shareholders:
From net investment income	—	(c)	(0.12)		(0.08)		(0.06)		(0.04)	(0.04)
From net realized gains	(0.34)		(0.58)		(0.27)		—	(c)	(0.12)	(0.55)
Total Distributions Declared to Shareholders	(0.34)		(0.70)		(0.35)		(0.06)		(0.16)	(0.59)
Net Asset Value, End of Period	$11.59		$12.49		$10.92		$10.26		$6.96	$9.33
Total return (d)	(4.37	)%(f)	21.37%		10.03%		48.31%		(23.98)%	17.99%
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (h)	0.39	%(g)	0.39%		0.39%		0.50	%(e)	0.60%	0.60%
Interest expense	—		—	%(j)	—	%(j)	—	%(j)	—	—
Net expenses (h)	0.39	%(g)	0.39%		0.39%		0.50	%(e)	0.60%	0.60%
Waiver/reimbursement	0.09	%(g)(i)	0.15	%(i)	0.14	%(i)	0.25	%(i)	0.35%	0.37%
Net investment income	1.07	%(g)	1.00%		0.96%		0.70%		0.59%	0.57%
Portfolio turnover rate	6	%(f)	24%		18%		9%		15%	16%
Net assets, end of period (000's)	$36,049		$18,115		$9,606		$7,385		$2,189	$1,123

(a)  On August 22, 2005, the existing Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Amount represents less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09%, 0.09%, 0.11% and 0.22% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$12.52		$10.94		$10.27		$6.96		$9.31	$8.39
Income from Investment Operations:
Net investment income (b)	0.08		0.14		0.13		0.09		0.06	0.07
Net realized and unrealized gain (loss) on investments	(0.63)		2.17		0.91		3.29		(2.25)	1.46
Total from Investment Operations	(0.55)		2.31		1.04		3.38		(2.19)	1.53
Less Distributions Declared to Shareholders:
From net investment income	(0.03)		(0.15)		(0.10)		(0.07)		(0.04)	(0.06)
From net realized gains	(0.34)		(0.58)		(0.27)		—	(c)	(0.12)	(0.55)
Total Distributions Declared to Shareholders	(0.37)		(0.73)		(0.37)		(0.07)		(0.16)	(0.61)
Net Asset Value, End of Period	$11.60		$12.52		$10.94		$10.27		$6.96	$9.31
Total return (d)	(4.28	)%(f)	21.71%		10.32%		48.67%		(23.77)%	18.29%
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (i)	0.14	%(g)	0.14%		0.14%		0.25	%(e)	0.35%	0.35%
Interest expense	—		—	%(j)	—	%(j)	—	%(j)	—	—
Net expenses (i)	0.14	%(g)	0.14%		0.14%		0.25	%(e)	0.35%	0.35%
Waiver/reimbursement	0.09	%(g)(h)	0.15	%(h)	0.14	%(h)	0.25	%(h)	0.35%	0.37%
Net investment income	1.32	%(g)	1.25%		1.21%		0.95%		0.84%	0.82%
Portfolio turnover rate	6	%(f)	24%		18%		9%		15%	16%
Net assets, end of period (000's)	$1,788,954		$1,996,247		$1,601,005		$1,461,843		$860,997	$679,205

(a)  On August 22, 2005, the existing Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Amount represents less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(f)  Not annualized.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.09%, 0.09%, 0.11% and 0.22% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended August 31,
Class A Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$23.24		$19.16		$17.88		$11.57		$15.60		$13.22
Income from Investment Operations:
Net investment income (b)	0.07		0.13		0.12		0.05		0.03		0.03
Net realized and unrealized gain (loss) on investments	(1.43)		4.32		2.03		6.39		(3.99)		2.72
Total from Investment Operations	(1.36)		4.45		2.15		6.44		(3.96)		2.75
Less Distributions Declared to Shareholders:
From net investment income	—		(0.09)		(0.10)		(0.08)		(0.01)		(0.04)
From net realized gains	(0.95)		(0.28)		(0.77)		(0.05)		(0.06)		(0.33)
Total Distributions Declared to Shareholders	(0.95)		(0.37)		(0.87)		(0.13)		(0.07)		(0.37)
Net Asset Value, End of Period	$20.93		$23.24		$19.16		$17.88		$11.57		$15.60
Total return (c)	(5.66	)%(d)	23.46%		12.58%		55.73%		(25.46)%		20.97%
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses	0.45	%(g)	0.46	%(f)	0.46	%(f)	0.56	%(e)(f)	0.65	%(f)	0.65	%(f)
Interest expense	—	%(g)(i)	—	%(i)	—		—		—		—
Net expenses	0.45	%(g)	0.46	%(f)	0.46	%(f)	0.56	%(e)(f)	0.65	%(f)	0.65	%(f)
Waiver/reimbursement	—	%(g)(h)(i)	0.07	%(h)	0.11	%(h)	0.22	%(h)	0.36%		0.36%
Net investment income	0.61	%(g)	0.62%		0.64%		0.32%		0.26%		0.21%
Portfolio turnover rate	7	%(d)	20%		16%		16%		26%		18%
Net assets, end of period (000's)	$44,905		$45,365		$14,337		$12,534		$7,814		$8,724

(a)  On August 22, 2005, the existing Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been –%, 0.01%, 0.08% and 0.19% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Index Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended August 31,
Class Z Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$23.35		$19.24		$17.95		$11.59		$15.63		$13.24
Income from Investment Operations:
Net investment income (b)	0.09		0.18		0.16		0.09		0.07		0.06
Net realized and unrealized gain (loss) on investments	(1.43)		4.35		2.04		6.40		(4.00)		2.73
Total from Investment Operations	(1.34)		4.53		2.20		6.49		(3.93)		2.79
Less Distributions Declared to Shareholders:
From net investment income	(0.04)		(0.14)		(0.14)		(0.08)		(0.05)		(0.07)
From net realized gains	(0.95)		(0.28)		(0.77)		(0.05)		(0.06)		(0.33)
Total Distributions Declared to Shareholders	(0.99)		(0.42)		(0.91)		(0.13)		(0.11)		(0.40)
Net Asset Value, End of Period	$21.02		$23.35		$19.24		$17.95		$11.59		$15.63
Total return (c)	(5.53	)%(d)	23.80%		12.84%		56.11%		(25.26)%		21.30%
Ratios to Average Net Assets/Supplemental Data:
Net operating expenses	0.20	%(g)	0.21	%(f)	0.21	%(f)	0.31	%(e)(f)	0.40	%(f)	0.40	%(f)
Interest expense	—	%(g)(i)	—	%(i)	—		—		—		—
Net expenses	0.20	%(g)	0.21	%(f)	0.21	%(f)	0.31	%(e)(f)	0.40	%(f)	0.40	%(f)
Waiver/reimbursement	—	%(g)(h)(i)	0.07	%(h)	0.11	%(h)	0.22	%(h)	0.36%		0.36%
Net investment income	0.86	%(g)	0.87%		0.89%		0.57%		0.51%		0.46%
Portfolio turnover rate	7	%(d)	20%		16%		16%		26%		18%
Net assets, end of period (000's)	$1,434,698		$1,606,958		$1,072,113		$914,267		$517,680		$499,084

(a)  On August 22, 2005, the existing Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  The reimbursement from the investment advisor had an impact of less than 0.01%.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been –%, 0.01%, 0.08% and 0.19% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Index Funds
(September 30, 2006) (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. Information presented in these financial statements pertains to the following portfolios of the Trust (each a "Fund" and collectively, the "Funds"):

Columbia Large Cap Index Fund

Columbia Large Cap Enhanced Core Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

Investment Goals

Columbia Large Cap Index Fund seeks investment results that (before fees and expenses) correspond to the total return of the Standard and Poor's 500 Composite Stock Price Index. Columbia Large Cap Enhanced Core Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the Standard and Poor's 500 Composite Stock Price Index. Columbia Mid Cap Index Fund seeks investment results that (before fees and expenses) correspond to the total return of the Standard and Poor's MidCap 400 Index. Columbia Small Cap Index Fund seeks investment results that (before fees and expenses) correspond to the total return of the Standard and Poor's SmallCap 600 Index.

Fund Shares

The Funds may issue an unlimited number of shares. Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund each offer two classes of shares: Class A and Class Z shares. Columbia Large Cap Index Fund offers three classes of shares: Class A, Class B and Class Z shares. Columbia Large Cap Enhanced Core Fund offers three classes of shares: Class A, Class R and Class Z shares. Each share class has its own sales charge and expense structure.

Class A, Class R and Class Z shares are offered continuously at net asset value. Class B shares are subject to a maximum contingent deferred sales charge ("CDSC") of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Funds' prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security. Debt securities are generally valued by an independent pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other investment companies are valued at net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Funds' financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Index Funds (September 30, 2006) (Unaudited)

Futures Contracts

All Funds may invest in futures contracts for the purposes of hedging against changes in values of the Funds' securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options

The Funds may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return.

The Funds may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Fund's objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price. In the case of put options, a Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds may also write combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Funds typically receive a premium from writing a put or call option, which would increase the Funds' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Swaps

The Funds may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in net realized gain/(loss) on

Index Funds (September 30, 2006) (Unaudited)

investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities.

Forward Foreign Currency Contracts

Generally, each Fund may enter into forward foreign currency contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment advisor or sub-advisor believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of Assets and Liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Foreign Currency Transactions

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern (U.S.) time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but

Index Funds (September 30, 2006) (Unaudited)

are included with the net realized and unrealized gain or loss on securities.

Short Sales

Columbia Large Cap Index Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Income Recognition

Interest income is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares. Distributions paid by real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged directly to such Fund or class.

Dividends and Distributions to Shareholders

Distributions from net investment income are declared and paid at least annually for each of the Funds. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2006 was as follows:

	Ordinary Income *	Long-term Capital Gains
Columbia Large Cap Index Fund	$30,667,348	$—
Columbia Large Cap Enhanced Core Fund	22,609,817	4,641,538
Columbia Mid Cap Index Fund	28,666,267	75,761,877
Columbia Small Cap Index Fund	11,658,727	16,638,435

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

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Unrealized appreciation and depreciation for the six months ended September 30, 2006, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Columbia Large Cap Index Fund	$886,146,068	$(119,123,284)	$767,022,784
Columbia Large Cap Enhanced Core Fund	82,073,488	(4,292,146)	77,781,342
Columbia Mid Cap Index Fund	527,274,980	(89,735,895)	437,539,085
Columbia Small Cap Index Fund	557,164,317	(64,735,581)	492,428,736

The following capital loss carryforwards, determined as of March 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Expiring in 2009	Expiring in 2010	Expiring in 2011	Expiring in 2013	Expiring in 2014
Columbia Large Cap Index Fund	$29,894,308	$39,881,372	$114,143,427	$19,822,029	$11,177,795

The availability of a portion of the capital loss carryforwards acquired by Columbia Large Cap Index Fund as a result of its merger with Columbia Large Company Index Fund may be limited in a given year.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Funds and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on each Fund's financial statements.

Index Funds (September 30, 2006) (Unaudited)

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Funds. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Large Cap Index Fund	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Columbia Large Cap Enhanced Core Fund	0.35%	0.30%	0.25%	0.20%	0.18%	0.16%
Columbia Mid Cap Index Fund	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Columbia Small Cap Index Fund	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%

For the six months ended September 30, 2006, the annualized effective investment advisory fee rates for the Funds, as a percentage of each Fund's average daily net assets, were as follows:

Effective Fee Rate
Columbia Large Cap Index Fund	0.10%
Columbia Large Cap Enhanced Core Fund	0.35%
Columbia Mid Cap Index Fund	0.10%
Columbia Small Cap Index Fund	0.10%

Administration Fee

Columbia provides administrative services to the Funds pursuant to an administrative services agreement. For Columbia Large Cap Index Fund and Columbia Small Cap Index Fund, Columbia, from the administration fee it receives from each Fund, pays all expenses of the Funds, except the fees and expenses of the Trustees who are not interested persons, service and distribution fees, brokerage fees and commissions, interest on borrowings, taxes and such extraordinary, non-recurring expenses as may arise, including litigation.

For Columbia Large Cap Enhanced Core Fund and Columbia Mid Cap Index Fund, Columbia is entitled to receive an administration fee less the fees payable by the Funds under the pricing and bookkeeping agreement (described below).

Columbia receives a monthly administration fee for its services as administrator, based on the average daily net assets from each Fund at the following annual rates:

Annual Rate
Columbia Large Cap Index Fund	0.10%
Columbia Large Cap Enhanced Core Fund	0.17%
Columbia Mid Cap Index Fund	0.10%
Columbia Small Cap Index Fund	0.10%

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Funds, Columbia receives from each Fund an annual fee of $38,000 paid monthly. In addition, each Fund pays a monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) for a Fund shall not exceed $140,000.

Index Funds (September 30, 2006) (Unaudited)

The Funds also reimburse Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing each Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended September 30, 2006, the annualized effective transfer agent fee rates for the Funds, inclusive of out-of-pocket expenses and net of fee waivers, as a percentage of the Funds' average daily net assets, were as follows:

Transfer Agent Fee Rate
Columbia Large Cap Index Fund	0.00%
Columbia Large Cap Enhanced Core Fund	0.01
Columbia Mid Cap Index Fund	0.01
Columbia Small Cap Index Fund	0.00

Shareholder Servicing and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Funds' shares.

The Trust has adopted a shareholder servicing plan and a distribution plan for the Class B shares of Columbia Large Cap Index Fund, a distribution plan for Class R shares of Columbia Large Cap Enhanced Core Fund, and a combined distribution and shareholder servicing plan for Class A shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan*	0.25%	0.25%
Class B Shareholder Servicing Plans**	0.25%	0.25%
Class B Distribution Plans**	0.75%	0.75%
Class R Distribution Plans***	0.50%	0.50%

*  For all Funds

**  For Columbia Large Cap Index Fund

***  For Columbia Large Cap Enhanced Core Fund

Expense Limits and Fee Waivers

Columbia has agreed to waive fees and/or reimburse expenses through July 31, 2007 to the extent that total expenses (excluding interest expense and shareholder servicing and distribution fees), as a percentage of the

Index Funds (September 30, 2006) (Unaudited)

respective Fund's average daily net assets, exceed the following annual rates:

Annual Rate
Columbia Large Cap Index Fund	0.14%
Columbia Large Cap Enhanced Core Fund	0.50%
Columbia Mid Cap Index Fund	0.14%
Columbia Small Cap Index Fund	0.21%

Columbia and/or the Distributor are entitled to recover from Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund and Columbia Small Cap Index Fund any fees waived or expenses reimbursed by Columbia during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue after July 31, 2007.

At September 30, 2006, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

	Amount of Potential Recovery Expiring March 31,				Total Potential	Amount Recovered During the Period Ended
	2010	2009	2008	2007	Recovery	9/30/06
Columbia Large Cap Index Fund	$726,691	$1,595,131	$1,464,841	$2,493,786	$6,280,449	$—
Columbia Large Cap Enhanced Core Fund	198,881	363,714	640,523	581,573	1,784,692	—
Columbia Small Cap Index Fund	—	175,070	797,057	1,510,455	2,482,582	—

Fees Paid to Officers and Trustees

All officers of the Funds, with the exception of the Funds' Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statements of Assets and Liabilities.

As a result of a fund merger, Columbia Small Cap Index Fund assumed the assets and liabilities of the deferred compensation plan of the acquired funds. The deferred compensation plan of the acquired funds may be terminated at any time. Benefits under this deferred compensation plan are funded and any payments to plan participants are paid solely of the Fund's assets.

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Other

Columbia provides certain services to the Funds related to Sarbanes-Oxley compliance. The fees for these services are included in the administration fee.

Index Funds (September 30, 2006) (Unaudited)

Note 5. Portfolio Information

For the six months ended September 30, 2006, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	Purchases	Sales
Columbia Large Cap Index Fund	$30,882,415	$94,214,199
Columbia Large Cap Enhanced Core Fund	688,019,097	695,860,798
Columbia Mid Cap Index Fund	115,480,785	211,455,228
Columbia Small Cap Index Fund	112,528,573	147,883,415

Note 6. Shares of Beneficial Interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Class B shares generally convert to Class A shares in eight years.

As of September 30, 2006, the Funds had shareholders whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Large Cap Index Fund	72.6%
Columbia Mid Cap Index Fund	94.9
Columbia Small Cap Index Fund	72.4

Note 7. Line of Credit

The Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by

State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statements of Operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund.

For the six months ended September 30, 2006, the average daily loan balance outstanding on days where borrowings existed and the weighted average interest rates for the Funds that participated in these arrangements were as follows:

	Average Borrowings*	Weighted Average Interest Rates
Columbia Small Cap Index Fund	$1,000,000	5.56%

*  The average amount outstanding was calculated based on daily balances in the period.

Note 8. Securities Lending

The Funds commenced a securities lending program in August, 2006 and may lend their securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of the collateral. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent, is paid to the Funds. Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their right to dispose of the collateral, there may be a potential loss to the Funds. The Funds bear the risk of loss with respect to the investment of collateral.

Index Funds (September 30, 2006) (Unaudited)

Note 9. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Index Funds (September 30, 2006) (Unaudited)

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Nations Funds Trust filed a motion to dismiss this complaint on May 19, 2006, but the Court has not yet ruled on the motion. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, Plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, Plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

For the six months ended September 30, 2006, Columbia has assumed legal, consulting services and Trustees' fees incurred by the Funds in connection with these matters as follows:

Fund	Non-Recurring Costs
Columbia Large Cap Index Fund	$23,442
Columbia Large Cap Enhanced Core Fund	4,909
Columbia Mid Cap Index Fund	18,463
Columbia Small Cap Index Fund	14,949

Important Information About This Report

Index Funds

The funds mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Index Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Index Funds

Semiannual Report – September 30, 2006 (Unaudited)

Columbia Management®

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©2006 Columbia Management Distributors, Inc.

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SHC-44/114440-0906 (11/06) 06/31460

Columbia Management®

Stock Funds

Semiannual Report – September 30, 2006

■  Columbia Convertible Securities Fund

■  Columbia Asset Allocation Fund II

■  Columbia Large Cap Value Fund

■  Columbia Mid Cap Value Fund

■  Columbia Small Cap Value Fund II

■  Columbia Marsico Growth Fund

■  Columbia Large Cap Core Fund

■  Columbia Marsico Focused Equities Fund

■  Columbia Marsico 21st Century Fund

■  Columbia Small Cap Growth Fund II

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

President's Message

September 30, 2006

Columbia Convertible Securities Fund	1

Columbia Asset Allocation Fund II	4

Columbia Large Cap Value Fund	7

Columbia Mid Cap Value Fund	10

Columbia Small Cap Value Fund II	13

Columbia Marsico Growth Fund	16

Columbia Large Cap Core Fund	19

Columbia Marsico Focused Equities Fund	22

Columbia Marsico 21st Century Fund	25

Columbia Small Cap Growth Fund II	28

Investment Portfolios	31

Financial Statements	64

Columbia Funds Master Investment Trust	142

Investment Portfolios	143

Financial Statements	156

Columbia Funds	171

Important Information About This Report	173

The views expressed in the President's Message and Fund Profile reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Dear Shareholder,

Over the past few years, you've heard a lot about change here at Columbia Funds as we've streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient—and to ensure that you find the range of financial choices and services that you expect from one of the nation's leading financial companies.

As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven't done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you'll require for your future. We continue to look for new ways to help meet the unique needs of all our investors—especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us—now and in the years to come.

Keep in mind that investing is often a long-term undertaking. While it's important to review the performance and market environment of the most recent period, it's essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Performance Information – Columbia Convertible Securities Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 10/01/96 – 09/30/06 ($)

Sales charge	without	with
Class A	25,373	23,919
Class B	23,894	23,894
Class C*	23,196	23,196
Class Z	26,104	n/a

* 10/21/96 (inception) – 09/30/06

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Convertible Securities Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		Z
Inception	09/25/87		07/15/98		10/21/96		05/21/99
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	2.56	–3.32	2.14	–2.63	2.18	1.22	2.69
1-year	5.92	–0.19	5.07	0.36	5.14	4.20	6.18
5-year	8.00	6.73	7.17	6.86	7.17	7.17	8.25
10-year/Life	9.76	9.11	9.10	9.10	8.83	8.83	10.07

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class Z shares commenced operations on May 21, 1999 and have no performance prior to that date. Performance prior to May 21, 1999 is that of Class A shares at NAV, which reflect 12b-1 fees of 0.25%. These 12b-1 fees are not applicable to Class Z shares. Inception date for Class A shares is September 25, 1987.

Class B shares commenced operations on July 15, 1998 and have no performance prior to that date. Performance prior to July 15, 1998 is that of Class A shares at NAV, which reflect 12b-1 fees of 0.25%. If Class B shares 12b-1 fees had been reflected, total returns would have been lower. Inception date for Class A shares is September 25, 1987.

Net asset value per share

as of 09/30/06 ($)

Class A	16.81
Class B	16.59
Class C	16.79
Class Z	16.81

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	1.17
Class B	1.11
Class C	1.11
Class Z	1.20

1

Understanding Your Expenses – Columbia Convertible Securities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,025.02	1,019.55	5.58	5.57	1.10
Class B	1,000.00	1,000.00	1,021.41	1,015.79	9.37	9.35	1.85
Class C	1,000.00	1,000.00	1,021.21	1,015.79	9.37	9.35	1.85
Class Z	1,000.00	1,000.00	1,026.32	1,020.81	4.32	4.31	0.85

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Fund Profile – Columbia Convertible Securities Fund

Summary

■  For the six-month period ended September 30, 2006, the fund's Class A shares returned 2.56% without sales charge. The fund's benchmark, the Merrill Lynch All Convertibles All Qualities Index returned 2.02%.1 The average return for the fund's peer group, the Morningstar Convertibles Category, was 0.60%.2 The decision to take profits from the fund's energy sector holdings during the period, as well as strong returns from individual holdings in the wireless communications and hotels, accounted for the fund's solid performance.

■  The fund's emphasis on high-quality, large-cap companies also aided returns: one such holding, Schering-Plough Corp. (1.4% of net assets), was a standout performer during the period despite lackluster returns from the overall health care sector.

Lack of exposure to the auto and airline sectors detracted slightly from performance. While business prospects in these sectors are not currently attractive, we continue to monitor the auto universe for names that meet our risk/reward requirements and look for improving fundamentals within selected airline companies.

■  In light of continued uncertainty regarding the extent of the economic slowdown in the United States and the potential reaction of the stock and bond markets to future developments, we believe there is potential for volatility ahead. Against this backdrop, the fund's management team plans to continue to favor a balanced convertibles approach, offering current income and the potential to benefit from stock returns moving forward.

Portfolio Management

Yanfang (Emma) Yan has co-managed the fund since July 31, 2001. Richard Dahlberg has co-managed the fund since February 4, 2005. Edward Paik has co-managed the fund since February 4, 2005. Yan Jin has co-managed the fund since March 31, 2006. Each manager is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Source for all statistical data—Columbia Management Advisors, LLC.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Most convertible securities are below investment grade and tend to be more speculative than higher-rated securities. International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

1The Merrill Lynch All Convertibles All Qualities Index measures the performance of U.S. dollar-denominated convertible securities of issuers not currently in bankruptcy. Securities in the index have a total market value greater than $50 million at issuance. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+2.56%

Class A shares (without sales charge)

+2.02%

Merrill Lynch All Convertibles All Qualities Index

Management Style

Management Style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.

3

Performance Information – Columbia Asset Allocation Fund II

Net asset value per share

as of 09/30/06 ($)

Class A	22.85
Class B	22.67
Class C	22.65
Class Z	22.80

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.21
Class B	0.13
Class C	0.13
Class Z	0.24

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 10/01/96 – 09/30/06 ($)

Sales charge	without	with
Class A	19,816	18,673
Class B	18,625	18,625
Class C*	17,439	17,439
Class Z	20,381	n/a

* 11/11/96 (inception) – 09/30/06

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Asset Allocation Fund II during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		Z
Inception	01/18/94		07/15/98		11/11/96		05/21/99
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	3.84	–2.15	3.48	–1.52	3.48	2.48	3.97
1-year	7.83	1.61	7.04	2.04	7.05	6.05	8.01
5-year	5.37	4.14	4.55	4.22	4.56	4.56	5.59
10-year/Life	7.08	6.44	6.42	6.42	5.79	5.79	7.38

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class Z shares commenced operations on May 21, 1999 and have no performance prior to that date. Performance prior to May 21, 1999 is that of Class A shares at NAV, which reflect 12b-1 fees of 0.25%. These 12b-1 fees are not applicable to Class Z shares. The inception date for Class A shares is January 18, 1994.

Class B shares commenced operations on July 15, 1998 and have no performance prior to that date. Performance prior to July 15, 1998 is that of Class A shares at NAV, which reflect 12b-1 fees of 0.25%. If Class B shares 12b-1 fees had been reflected, total returns would have been lower. The inception date for Class A shares is January 18, 1994.

4

Understanding Your Expenses – Columbia Asset Allocation Fund II

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,038.40	1,019.05	6.13	6.07	1.20
Class B	1,000.00	1,000.00	1,034.80	1,015.29	9.95	9.85	1.95
Class C	1,000.00	1,000.00	1,034.80	1,015.29	9.95	9.85	1.95
Class Z	1,000.00	1,000.00	1,039.71	1,020.31	4.86	4.81	0.95

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

5

Fund Profile – Columbia Asset Allocation Fund II

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+3.84%

Class A shares (without sales charge)

+3.31%

Russell 1000 Index

+3.73%

Lehman Brothers U.S. Aggregate Index

Management Style

Management Style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary

■  For the six-month period ended September 30, 2006, the fund's Class A shares returned 3.84% without sales charge. The Russell 1000 Index returned 3.31% and the Lehman Brothers U.S. Aggregate Index returned 3.73% for the period.1 The average return of its peer group, the Morningstar Moderate Allocation Category, was 2.31%.2 Favorable security selection within the equity portion of the portfolio, plus a decision to overweight equities to 63%, relative to the fund's 60/40 target allocation, helped the fund outperform its benchmark and peer group, as did positive returns for nearly all fixed-income sectors represented in the portfolio.

■  Within the equity portion of the portfolio, a disciplined investment process and focus on risk management led the fund's managers to avoid several technology stocks that underperformed. Pfizer, Inc., in the health care sector, and McGraw-Hill Co., in the consumer discretionary sector, were among the best performing stocks in the portfolio (1.2% and 0.2% of net assets, respectively). The fund's positions in both stocks was higher than their weight in the index, which amplified the fund's relative returns. By contrast, we had less exposure than the index to Procter and Gamble Co. (0.2% of net assets), which performed well as the company experienced higher-than-expected cost savings from its acquisition of Gillette. As a result, the fund's consumer staples holdings lagged their index counterparts.

■  Within the fixed-income portion of the portfolio, allocations to sectors of the market that tend to trade at a yield premium to Treasuries added performance. A decision to overweight 15-year collateralized mortgage obligations and an underweight in Ginnie Mae mortgage securities also benefited the fund's return.

Portfolio Management

Vikram Kuriyan has co-managed the equity portion of the fund since February 2005. He is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Leonard Aplet has co-managed the fixed-income and money market portions of the fund since February 2005. He is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Richard Cutts has co-managed the fixed-income and money market portions of the fund since February 2005. He is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Source for all statistical data—Columbia Management Advisors, LLC.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Stocks of mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Investing in high-yield securities (commonly known as "junk" bonds) offers the potential for high current income and attractive total return, but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds.

1The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies and represents approximately 90% of the U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily, price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

6

Performance Information – Columbia Large Cap Value Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 10/01/96 – 09/30/06 ($)

Sales charge	without	with
Class A	22,117	20,846
Class B	20,522	20,522
Class C	20,670	20,670
Class R	22,077	22,077
Class Z	22,688	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Large Cap Value Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		R	Z
Inception	12/06/89		06/07/93		06/17/92		01/23/06	09/19/89
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	2.89	–3.02	2.50	–2.45	2.58	1.58	2.83	3.09
1-year	11.53	5.13	10.72	5.72	10.71	9.71	11.33	11.87
5-year	9.68	8.38	8.82	8.53	8.84	8.84	9.64	9.92
10-year	8.26	7.62	7.45	7.45	7.53	7.53	8.24	8.54

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class R shares are sold at net asset value. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The return for Class R shares includes the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since the newer class of shares is subject to a Rule 12b-1 fee.

Net asset value per share

as of 09/30/06 ($)

Class A	14.48
Class B	14.06
Class C	14.07
Class R	14.48
Class Z	14.50

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.51
Class B	0.46
Class C	0.46
Class R	0.49
Class Z	0.53

7

Understanding Your Expenses – Columbia Large Cap Value Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,028.88	1,020.36	4.78	4.76	0.94
Class B	1,000.00	1,000.00	1,025.02	1,016.60	8.58	8.54	1.69
Class C	1,000.00	1,000.00	1,025.82	1,016.60	8.58	8.54	1.69
Class R	1,000.00	1,000.00	1,028.28	1,019.10	6.05	6.02	1.19
Class Z	1,000.00	1,000.00	1,030.88	1,021.61	3.51	3.50	0.69

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

8

Fund Profile – Columbia Large Cap Value Fund

Summary

■  For the six-month period ended September 30, 2006, the fund's Class A shares returned 2.89% without sales charge, compared with a return of 6.85% for the Russell 1000 Value Index, its benchmark.1 The Morningstar Large Value Funds Category returned 4.98% over that same time period.2 Security selection in the energy and financials sectors detracted from the fund's performance relative to the index, but security selection among consumer discretionary and telecommunications stocks aided returns.

■  Within the energy sector, Hess Corp., an oil and gas exploration and production company, and Halliburton Co., an energy construction and oilfield service company, had a negative impact on the fund's return (0.8% and 0.9% of net assets, respectively). Both companies are in segments of the energy industry that are highly sensitive to the changing price of crude oil, and their shares fell sharply as prices declined in the last few months of the period. Halliburton reported weak results from charges incurred by its Kellogg, Brown and Root division. We continue to hold the stock.

Results in the financials sector, typically an important group for value investors, were mixed. While the diversified financials group did well and contributed to the fund's total return, we had less exposure than the index to the group, which hurt performance relative to the benchmark.

Stock selection in the consumer discretionary and telecommunications sectors aided performance during the period. News Corp. (1.1% of net assets) shares rose 18% in response to two strong earnings reports during the period, led by solid growth in the TV and Cable Networks divisions. Within telecommunications, AT&T, Inc. (1.5% of net assets) shares received a boost in July following a strong earnings report. Profit margins increased within the company's traditional wireline business and management raised its estimate of earnings for the year.

■  At the end of the period, the portfolio was well diversified, with exposure to companies in cyclical sectors as well as consumer staples, health care and technology stocks, which have garnered recent market attention.

Portfolio Management

Lori Ensinger has co-managed the fund since August 2001. Ms. Ensinger is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Diane Sobin has co-managed the fund since August 2001. Ms. Sobin is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

David Hoffman has co-managed the fund since June 2004. Mr. Hoffman is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Noah Petrucci has co-managed the fund since February 2002. Mr. Petrucci is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Source for all statistical data—Columbia Management Advisors, LLC.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the manager's assessment of a company's prospects is wrong, the price of its stock may not approach the value the manager has placed on it.

1The Russell 1000 Value Index measures the performance of those securities in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+2.89%

Class A shares (without sales charge)

+6.85%

Russell 1000 Value Index

Management Style

Management Style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.

9

Performance Information – Columbia Mid Cap Value Fund

Net asset value per share

as of 09/30/06 ($)

Class A	14.14
Class B	13.93
Class C	13.98
Class R	14.14
Class Z	14.17

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.93
Class B	0.88
Class C	0.88
Class R	0.91
Class Z	0.95

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 11/20/01 – 09/30/06 ($)

Sales charge	without	with
Class A	18,896	17,810
Class B	18,217	18,017
Class C	18,231	18,231
Class R	18,860	n/a
Class Z	19,128	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Mid Cap Value Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		R	Z
Inception	11/20/01		11/20/01		11/20/01		01/23/06	11/20/01
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	0.75	–5.07	0.40	–4.31	0.47	–0.47	0.62	0.95
1-year	11.44	5.05	10.59	5.60	10.64	9.64	11.23	11.69
Life	13.99	12.61	13.13	12.88	13.15	13.15	13.94	14.28

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class R shares are sold at net asset value. Class R and Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The returns for Class R shares include the returns for Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since the newer class of shares are subject to a Rule 12b-1 fee.

10

Understanding Your Expenses – Columbia Mid Cap Value Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,007.52	1,019.80	5.28	5.32	1.05
Class B	1,000.00	1,000.00	1,004.01	1,016.04	9.04	9.10	1.80
Class C	1,000.00	1,000.00	1,004.71	1,016.04	9.05	9.10	1.80
Class R	1,000.00	1,000.00	1,006.22	1,018.50	6.59	6.63	1.31
Class Z	1,000.00	1,000.00	1,009.48	1,021.01	4.08	4.10	0.81

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

11

Fund Profile – Columbia Mid Cap Value Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+0.75%

Class A shares (without sales charge)

+2.95%

Russell MidCap Value Index

Management Style

Management Style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary

■  For the six-month period ended September 30, 2006, the fund's Class A shares returned 0.75% without sales charge, compared with a return of 2.95% for the Russell MidCap Value Index, its benchmark.1 The Morningstar Mid-Cap Value Funds Category returned 0.88% over that same time period.2 Stock selection within the consumer staples and financials sectors hampered performance, while stock selection within the technology and energy sectors aided performance.

■  Weakness in the health care, industrial and materials sectors were a drag on the fund's return, as was an underweight in the consumer staples sector, which was a solid performer. In health care, shares of PDL BioPharma, Inc., a biotechnology company, dropped after the company reported weak first quarter 2006 earnings and lowered its estimates for the remainder of the year. We sold the stock.

Industrial and materials stocks, whose fortunes are closely linked to the economy, weakened as investors grew cautious. The fund had more exposure than the index to both sectors, which amplified their weak performance in the fund. In the second half of the period, we began to reduce exposure to industrials and materials stocks and redeployed assets to non-cyclical sectors, such as consumer staples, which did well during the period.

Good stock selection in technology aided performance. Although technology returned negative 5.0% for the index for the period, the fund's holdings rose 3%, primarily due to an overweight in semiconductor stocks and good stock selection within the group. Freescale Semiconductor, Inc. (0.8% of net assets) shares got a 30% boost when a private equity consortium announced a buyout offer. Within energy, Kerr-McGee shares rose strongly as its acquisition by an industry competitor was completed. Utilities stocks were strong market performers, and the fund's position in Entergy East Corp. (1.8% of net assets), an electric power generating company, did well. The company's revival following last year's destructive hurricane season was well received by investors.

■  At the end of the period, the portfolio was well diversified, with exposure to what we believe are well-run companies in cyclical sectors as well as consumer staples, health care and technology stocks, which have garnered recent market attention.

Portfolio Management

Diane Sobin has co-managed the fund since November 2001. Ms. Sobin is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Lori Ensinger has co-managed the fund since November 2001. Ms. Ensinger is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Noah Petrucci has co-managed the fund since February 2002. Mr. Petrucci is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

David Hoffman has co-managed the fund since April 2004. Mr. Hoffman is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Source for all statistical data—Columbia Management Advisors, LLC.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

1The Russell MidCap Value Index measures the performance of those securities in the Russell MidCap Index with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

12

Performance Information – Columbia Small Cap Value Fund II

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 05/01/02 – 09/30/06 ($)

Sales charge	without	with
Class A	17,205	16,216
Class B	16,654	16,454
Class C	16,634	16,634
Class R	17,167	n/a
Class Z	17,407	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Small Cap Value Fund II during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		R	Z
Inception	05/01/02		05/01/02		05/01/02		01/23/06	05/01/02
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–3.09	–8.65	–3.39	–8.01	–3.47	–4.39	–3.23	–2.94
1-year	12.24	5.80	11.45	6.45	11.38	10.38	11.99	12.58
Life	13.06	11.56	12.23	11.93	12.20	12.20	13.01	13.36

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class R shares are sold at net asset value. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since the newer class of shares is subject to a Rule 12b-1 fee.

Net asset value per share

as of 09/30/06 ($)

Class A	13.10
Class B	12.71
Class C	12.69
Class R	13.07
Class Z	13.20

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.55
Class B	0.55
Class C	0.55
Class R	0.55
Class Z	0.56

13

Understanding Your Expenses – Columbia Small Cap Value Fund II

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	969.12	1,019.00	5.97	6.12	1.21
Class B	1,000.00	1,000.00	966.11	1,015.24	9.66	9.90	1.96
Class C	1,000.00	1,000.00	965.31	1,015.24	9.66	9.90	1.96
Class R	1,000.00	1,000.00	967.71	1,017.75	7.20	7.38	1.46
Class Z	1,000.00	1,000.00	970.62	1,020.26	4.74	4.86	0.96

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

14

Fund Profile – Columbia Small Cap Value Fund II

Summary

■  For the six-month period ended September 30, 2006, the fund's Class A shares returned negative 3.09% without sales charge, compared with a return of negative 0.22% for its benchmark, the Russell 2000 Value Index.1 The Morningstar Small Value Category returned negative 3.15% over that same time period.2 Stock selection within the industrial and consumer discretionary sectors hampered performance relative to the index, while stock selection within information technology and financials sectors aided returns.

■  Within the industrials sector, JLG Industries, Inc. (0.9% of net assets), a manufacturer of heavy equipment for the construction industry, was under pressure due to fears of an economic slowdown. Within the consumer discretionary sector, Champion Enterprises, Inc. (no longer in the portfolio), which manufactures and sells factory-built homes, suffered due to a delayed recovery in the manufactured housing market. The company expected weaker manufacturing margins, which added to the company's challenges.

■  Within the financials sector, insurance-related names, such as Delphi Financial Group, Inc. (1.1% of net assets), and commercial banks, such as Summit Bancshares, Inc. (no longer in the portfolio), performed well. Delphi enjoyed strong sales and strong premium growth across many of its lines, the company's earnings exceeded consensus estimates and its share price rose to a new high during the period. Summit Bancshares, a Texas commercial bank, agreed to a buyout offer, which represented a 33% premium over its stock price at the time of the offer. Within technology, Sykes Enterprises, Inc. (0.9% of net assets), which operates technical help and customer support centers in Africa, Asia, the Americas and Europe, reported higher revenues and improved margins, driven mostly by offshore call volume growth.

■  Although the market shifted during the period against some of the cyclical stocks that are in the fund, we continued to adhere to our process of choosing stocks on the basis of their business prospects. That said, we increased exposure to areas where we see fundamental improvement, such as among textile and clothing goods companies in the consumer discretionary sector. We believe that many of these companies are poised to benefit from declining fuel costs, stabilizing interest rates and a resurgence in consumer spending.

Portfolio Management

Christian Stadlinger has managed the fund since May 2002. Mr. Stadlinger is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Jarl Ginsberg has co-managed the fund since February 2003. Mr. Ginsberg is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Source for all statistical data—Columbia Management Advisors, LLC.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

1The Russell 2000 Value Index measures the performance of those securities in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

–3.09%

Class A shares (without sales charge)

–0.22%

Russell 2000 Value Index

Management Style

Management Style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.

15

Performance Information – Columbia Marsico Growth Fund

Net asset value per share

as of 09/30/06 ($)

Class A	18.67
Class B	17.53
Class C	17.55
Class R	18.61
Class Z	18.98

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 12/31/97 – 09/30/06 ($)

Sales charge	without	with
Class A	18,897	17,811
Class B	17,746	17,746
Class C	17,766	17,766
Class R	18,837	n/a
Class Z	19,211	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Marsico Growth Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		R	Z
Inception	12/31/97		12/31/97		12/31/97		01/23/06	12/31/97
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–4.40	–9.89	–4.73	–9.49	–4.77	–5.73	–4.52	–4.24
1-year	3.43	–2.51	2.63	–2.37	2.63	1.63	3.10	3.66
5-year	7.94	6.67	7.14	6.83	7.14	7.14	7.87	8.21
Life	7.55	6.82	6.78	6.78	6.79	6.79	7.51	7.75

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class R shares are sold at net asset value. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since the newer class of shares is subject to a Rule 12b-1 fee.

16

Understanding Your Expenses – Columbia Marsico Growth Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	955.98	1,019.10	5.83	6.02	1.19
Class B	1,000.00	1,000.00	952.72	1,015.34	9.50	9.80	1.94
Class C	1,000.00	1,000.00	952.32	1,015.34	9.49	9.80	1.94
Class R	1,000.00	1,000.00	954.78	1,017.85	7.06	7.28	1.44
Class Z	1,000.00	1,000.00	957.58	1,020.36	4.61	4.76	0.94

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

17

Fund Profile – Columbia Marsico Growth Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

–4.40%

Class A shares (without sales charge)

+4.14%

S&P 500 Index

Management Style

Management Style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary

■  For the six-month period ended September 30, 2006, the fund's Class A shares returned negative 4.40% without sales charge. The fund's benchmark, the S&P 500 Index, returned 4.14%.1 The fund's return was lower than the negative 2.39% average return of its peer group, the Morningstar Large Growth Category.2 Stock-specific disappointments in health care and energy, as well as an overweight relative to the index in consumer discretionary and transportation stocks, detracted from performance.

■  In the health care sector, shares of UnitedHealth Group, Inc. (6.4% of net assets), a leading service provider, declined as investigations continued into the company's employee stock option administration and oversight. UnitedHealth is one of the fund's largest individual holdings, so its decline had a material negative effect on performance. Stock selection in energy also detracted from performance. Coal company Peabody Energy Corp. struggled during the period (0.9% of net assets). In addition, Halliburton Co. and Schlumberger Ltd. (0.3% and 1.9% of net assets, respectively) declined as the price of oil fell sharply in the second half of the reporting period. The fund had more exposure than the index to consumer discretionary stocks, such as Home Depot, Inc. (which was sold), Lennar Corp. and Lowe's Co., Inc. (0.8% and 2.4% of net assets, respectively), which struggled as the housing market cooled. Within the industrials sector, transportation stocks came under pressure due to fears about the potential for a slowdown in global economic activity. The fund's emphasis on transportation hurt performance relative to the index, as it was the weakest performing industry with a negative 7% return.

The fund benefited from stock selection in the diversified financials industry, where Switzerland-based UBS AG and Goldman Sachs Group, Inc. (4.5% and 5.3% of net assets, respectively) performed well. In the media industry, Comcast Corp. (4.0% of net assets) was one of the top-performers in the fund as the company reported strong subscriber growth and enthusiastic responses to its telephone service offerings. The fund's modest exposure to technology, relative to the index, also aided performance as technology was one of the weaker-performing sectors during the period.

■  At the end of the period, the fund's sector allocations emphasized consumer discretionary, financial, industrial and health care companies. The fund had little or no exposure to utilities companies.

Portfolio Management

Thomas F. Marsico has managed the fund since December 1997 and is Chief Executive Officer of Marsico Capital Management, LLC, investment sub-advisor to the fund.

Marsico Capital Management, LLC (Marsico) is an SEC-registered investment advisor and an indirect, wholly-owned subsidiary of Bank of America Corporation. Marsico is under common control with Columbia Management, but is not part of Columbia Management.

Source for all statistical data—Marsico Capital Management, LLC.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

The fund is subject to stock market fluctuations. The fund can invest up to 25% of its assets in foreign securities. International investing involves special risks, including currency risks, risks associated with possible differences in financial standards, and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. The fund normally invests in a core portfolio of 35-50 stocks. By maintaining a relatively concentrated portfolio, the fund may be subject to greater risk than a fund that is more fully diversified.

1The S&P 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

18

Performance Information – Columbia Large Cap Core Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 10/02/98 – 09/30/06 ($)

Sales charge	without	with
Class A	14,409	13,581
Class B	13,647	13,647
Class C	13,642	13,642
Class Z	14,610	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Large Cap Core Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		Z
Inception	08/02/99		08/02/99		08/02/99		10/02/98
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	3.77	–2.16	3.40	–1.60	3.40	2.40	3.86
1-year	10.35	4.03	9.57	4.57	9.48	8.48	10.60
5-year	5.13	3.90	4.30	3.96	4.27	4.27	5.33
Life	4.68	3.90	3.97	3.97	3.96	3.96	4.86

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A, Class B and C shares commenced operations on August 2, 1999 and have no performance prior to that date. Performance prior to August 2, 1999 is that of Class Z shares, which do not have any 12b-1 or shareholder servicing fees. If Class A, Class B and Class C shares' 12b-1 or shareholder servicing fees had been reflected, total returns would have been lower.

Net asset value per share

as of 09/30/06 ($)

Class A	13.84
Class B	13.39
Class C	13.38
Class Z	13.86

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.01
Class B	0.00
Class C	0.00
Class Z	0.04

19

Understanding Your Expenses – Columbia Large Cap Core Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,037.70	1,019.95	5.21	5.16	1.02
Class B	1,000.00	1,000.00	1,033.99	1,016.19	9.03	8.95	1.77
Class C	1,000.00	1,000.00	1,033.99	1,016.19	9.03	8.95	1.77
Class Z	1,000.00	1,000.00	1,038.61	1,021.21	3.94	3.90	0.77

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

20

Fund Profile – Columbia Large Cap Core Fund

Summary

■  For the six-month period ended September 30, 2006, the fund's Class A shares returned 3.77% without sales charge. The fund underperformed its benchmark, the S&P 500 Index, which returned 4.14%.1 The fund's return outpaced the 2.18% average return of its peer group, the Morningstar Large Blend Category.2 The strong performance among large-cap stocks after a long period of relative weakness made the index difficult to beat during the period. However, the fund's shift toward higher quality, large-cap stocks helped generate strong outperformance versus its peer group. We migrated from smaller, more growth-oriented stocks to larger, more value-oriented stocks in anticipation of the market's shift to a preference for the earnings stability and reasonable valuations embodied by many large-cap stocks during this period.

■  Stocks in the consumer discretionary, energy and information technology sectors were among the fund's top contributors to performance during the period. Key holdings in these sectors included CBS Corp. (0.7% of net assets), oil and gas exploration company Kerr McGee, subsequently acquired, and Microsoft Corp. (2.2% of net assets).

The fund's focus on individual stocks rather than sectors helped it avoid the worst of poor sector-related performance during the period. Nevertheless, two holdings in the financials sector detracted from returns: AmeriCredit Corp., a sub-prime auto lender, which the fund subsequently sold on concerns that credit deterioration was accelerating, and CIT Group, Inc. (0.7% of net assets), a commercial equipment lender, which experienced a decline on credit concerns and rising costs. We continue to own CIT because we think the company's efforts to build out its sales force could lead to a long-term increase in earnings despite a short-term elevation in costs. In addition, CIT's credit concerns may be overstated because federal government guarantees protect CIT from the credit deterioration witnessed in its growing student lending portfolio.

■  We remain focused on companies with solid balance sheets, strong earnings power, attractive valuations and high quality managements. Our approach draws upon three independent and uncorrelated sources of research: the fundamental research analyst team, the systematic research team and the portfolio management team, all of which are proprietary to Columbia Management. The collected insights of these teams result in the selection of a portfolio of stocks we think are most likely to outperform over time. Our stock selection is combined with disciplined portfolio construction to create a portfolio that maximizes the fund's performance potential while minimizing exposure to unanticipated risks. With this strategy, we have positioned the fund to continue to take advantage of emerging opportunities going forward.

Portfolio Management

Brian Condon has co-managed the fund since July 2004. He is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Craig Leopold has co-managed the fund since July 2004. He is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

George Maris has co-managed the fund since November 2004. He is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Robert McConnaughey has co-managed the fund since July 2004. He is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Colin Moore has co-managed the fund since July 2004. He is affiliated with with Columbia Management Advisors, LLC, investment advisor to the fund.

Peter Santoro has co-managed the fund since July 2004. He is affiliated with with Columbia Management Advisors, LLC, investment advisor to the fund.

Source for all statistical data—Columbia Management Advisors, LLC.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing involves special risks, including currency risks, risks associated with possible differences in financial standards, and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

1The S&P 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+3.77%

Class A shares (without sales charge)

+4.14%

S&P 500 Index

Management Style

Management Style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.

21

Performance Information – Columbia Marsico Focused Equities Fund

Net asset value per share

as of 09/30/06 ($)

Class A	20.14
Class B	18.93
Class C	18.98
Class Z	20.49

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 12/31/97 – 09/30/06 ($)

Sales charge	without	with
Class A	20,513	19,334
Class B	19,284	19,284
Class C	19,334	19,334
Class Z	20,870	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Marsico Focused Equities Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		Z
Inception	12/31/97		12/31/97		12/31/97		12/31/97
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–4.55	–10.05	–4.92	–9.68	–4.96	–5.91	–4.48
1-year	3.98	–2.00	3.16	–1.84	3.15	2.15	4.17
5-year	8.15	6.88	7.35	7.04	7.34	7.34	8.42
Life	8.56	7.83	7.80	7.80	7.83	7.83	8.77

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

22

Understanding Your Expenses – Columbia Marsico Focused Equities Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	954.48	1,019.00	5.93	6.12	1.21
Class B	1,000.00	1,000.00	950.82	1,015.24	9.59	9.90	1.96
Class C	1,000.00	1,000.00	950.41	1,015.24	9.58	9.90	1.96
Class Z	1,000.00	1,000.00	955.18	1,020.26	4.71	4.86	0.96

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

23

Fund Profile – Columbia Marsico Focused Equities Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

–4.55%

Class A shares (without sales charge)

+4.14%

S&P 500 Index

Management Style

Management Style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary

■  For the six-month period ended September 30, 2006, the fund's Class A shares returned negative 4.55% without sales charge. Its benchmark, the S&P 500 Index, returned 4.14%.1 The fund's return was lower than the negative 2.39%2 average return of its peer group, the Morningstar Large Growth Category. Stock-specific disappointments in health care-related holdings and an overweight relative to the index in consumer discretionary and transportation stocks detracted from performance.

■  In the health care sector, shares of UnitedHealth Group, Inc. (7.9% of net assets), a leading service provider, declined as investigations continued into the company's employee stock option administration and oversight. UnitedHealth is one of the fund's largest individual holdings, so its decline had a material negative effect on performance. The fund had more exposure than the index to consumer discretionary stocks, such as Home Depot, Inc. (which was sold), Lennar Corp. and Lowe's Co. Inc. (1.6% and 3.0% of net assets, respectively), which struggled as the housing market cooled. Within the industrials sector, transportation stocks came under pressure due to fears about the potential for a slowdown in global economic activity. The fund's emphasis on transportation hurt performance relative to the index, as it was the weakest performing industry with a negative 7% return.

The fund benefited from stock selection in the diversified financials industry, where UBS AG (4.9% of net assets), a Switzerland-based bank and investment management company, Goldman Sachs Group, Inc. and Lehman Brothers Holdings, Inc. (5.3% and 3.3% of net assets, respectively) performed well. The fund's modest exposure to technology, relative to the index, also aided performance as technology was one of the weaker-performing sectors during the period.

■  At the end of the period, the fund's sector allocations emphasized consumer discretionary, financials, industrials and health care companies. The fund had little or no exposure to utilities, telecommunications or materials companies.

Portfolio Management

Thomas F. Marsico has managed the fund since December 1997 and is Chief Executive Officer of Marsico Capital Management, LLC, investment sub-advisor to the fund.

Marsico Capital Management, LLC (Marsico) is an SEC-registered investment advisor and an indirect, wholly-owned subsidiary of Bank of America Corporation. Marsico is under common control with Columbia Management, but is not part of Columbia Management.

Source for all statistical data—Marsico Capital Management, LLC.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

The fund normally invests in a core portfolio of 20-30 common stocks. By maintaining a relatively concentrated portfolio, the fund may be subject to a greater risk than a fund that is more fully diversified. The fund may invest up to 25% of its assets in foreign securities.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries the fund invests in are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

1The S&P 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

24

Performance Information – Columbia Marsico 21st Century Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 04/10/00 – 09/30/06 ($)

Sales charge	without	with
Class A	13,117	12,363
Class B	12,492	12,492
Class C	12,492	12,492
Class R	13,088	n/a
Class Z	13,337	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Marsico 21st Century Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		R	Z
Inception	04/10/00		04/10/00		04/10/00		01/23/06	04/10/00
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–3.44	–9.01	–3.84	–8.60	–3.84	–4.79	–3.58	–3.33
1-year	14.96	8.32	14.08	9.08	14.08	13.08	14.71	15.17
5-year	17.17	15.80	16.30	16.08	16.30	16.30	17.12	17.48
Life	4.28	3.33	3.50	3.50	3.50	3.50	4.24	4.55

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class R shares are sold at net asset value. Class R and Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since the newer class of shares is subject to a Rule 12b-1 fee.

Net asset value per share

as of 09/30/06 ($)

Class A	12.90
Class B	12.37
Class C	12.37
Class R	12.92
Class Z	13.06

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.20
Class B	0.12
Class C	0.12
Class R	0.17
Class Z	0.23

25

Understanding Your Expenses – Columbia Marsico 21st Century Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	965.61	1,018.90	6.06	6.23	1.23
Class B	1,000.00	1,000.00	961.60	1,015.14	9.74	10.00	1.98
Class C	1,000.00	1,000.00	961.60	1,015.14	9.74	10.00	1.98
Class R	1,000.00	1,000.00	964.20	1,017.65	7.29	7.49	1.48
Class Z	1,000.00	1,000.00	966.71	1,020.16	4.83	4.96	0.98

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

26

Fund Profile – Columbia Marsico 21st Century Fund

Summary

■  For the six-month period ended September 30, 2006, the fund's Class A shares returned negative 3.44% without sales charge. That was lower than the 2.57% return of its benchmark, the Russell 3000 Index.1 The fund's return was also lower than the average return of its peer group, the Morningstar Large Growth Category, which was negative 2.39%.2 Stock selection within health care and consumer-related sectors hampered performance, as did an overweight in transportation stocks within the industrials sector.

■  Several of the fund's health care-related positions declined sharply during the period, including Amylin Pharmaceuticals, Inc. (4.3% of net assets) and health care service providers UnitedHealth Group, Inc. (5.0% of net assets) and Aetna, Inc. (which was sold during the period.) Within consumer discretionary sector, casual dining restaurant Cheesecake Factory, Inc., struggled due to concerns about the implications of higher energy costs for consumer discretionary spending, and the stock was sold. Casino operator Station Casinos, Inc. (4.6% of net assets) also lagged due to concerns regarding the outlook for consumer spending. Transportation companies came under pressure because of worries about the potential for a slowdown in global economic activity, and the fund's emphasis on transportation, particularly its railroad operator holdings, detracted from performance.

The fund's strong performers included retailers Nordstrom, Inc. and Gymboree Corp. (3.4% and 1.0% of net assets, respectively), which reported strong overall sales growth in a difficult operating environment for many retailers. Other strong performing holdings included hotel/casino company Las Vegas Sands Corp., financial company UBS AG, media company Cablevision Systems Corp. and pharmaceuticals giant Roche Holdings AG (3.5%, 4.6%, 2.6% and 1.8% of net assets, respectively). The fund benefited from an underweight in technology stocks relative to the index as technology was one of the weaker-performing sectors during the period.

■  At the end of the period, the fund's sector allocations emphasized financials, consumer discretionary, health care and industrial companies. The fund had little or no exposure to materials, telecommunications or utilities.

Portfolio Management

Corydon J. Gilchrist has managed the fund since February 2003. He is affiliated with Marsico Capital Management, LLC, investment sub-advisor to the fund.

Marsico Capital Management, LLC (Marsico) is an SEC-registered advisor and an indirect, wholly-owned subsidiary of Bank of America Corporation. Marsico is under common control with Columbia Management, but is not part of Columbia Management.

Source for all statistical data—Marsico Capital Management, LLC.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

The fund normally invests in a core portfolio of 35-50 stocks. By maintaining a relatively concentrated portfolio, the fund may be subject to greater risk than a fund that is more fully diversified.

The fund may invest without limit in foreign securities. International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

1The Russell 3000 Index measures the performance of 3000 of the largest U.S. companies, based on market capitalization. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

–3.44%

Class A shares (without sales charge)

+2.57%

Russell 3000 Index

Management Style

Management Style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.

27

Performance Information – Columbia Small Cap Growth Fund II

Net asset value per share

as of 09/30/06 ($)

Class A	13.46
Class B	12.33
Class C	12.56
Class Z	13.90

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	2.25
Class B	2.13
Class C	2.13
Class Z	2.30

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 10/01/96 – 09/30/06 ($)

Sales charge	without	with
Class A	20,532	19,354
Class B	19,093	19,093
Class C*	14,164	14,164
Class Z	21,074	n/a

* 09/22/97 (inception) – 09/30/06

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Small Cap Growth Fund II during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		Z
Inception	12/12/95		12/12/95		09/22/97		12/12/95
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–10.13	–15.30	–10.43	–14.23	–10.44	–11.20	–9.94
1-year	6.21	0.09	5.41	1.46	5.47	4.68	6.53
5-year	7.85	6.58	7.04	6.74	7.03	7.03	8.12
10-year/Life	7.46	6.83	6.68	6.68	3.93	3.93	7.74

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

28

Understanding Your Expenses – Columbia Small Cap Growth Fund II

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	898.72	1,018.85	5.90	6.28	1.24
Class B	1,000.00	1,000.00	895.72	1,015.09	9.46	10.05	1.99
Class C	1,000.00	1,000.00	895.61	1,015.09	9.46	10.05	1.99
Class Z	1,000.00	1,000.00	900.58	1,020.10	4.72	5.01	0.99

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

29

Fund Profile – Columbia Small Cap Growth Fund II

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

–10.13%

Class A shares (without sales charge)

–8.88%

Russell 2000 Growth Index

Management Style

Management Style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary

■  For the six-month period ended September 30, 2006, the fund's Class A shares returned negative 10.13% without sales charge, compared with a return of negative 8.88% for its benchmark, the Russell 2000 Growth Index.1 The fund's return was also lower than the negative 9.29%2 average return of its peer group, the Morningstar Small-Growth Category.

■  Stock selection in the health care sector detracted from performance. In the equipment & supplies industry, American Medical Systems Holdings, Inc., a leading maker of urological devices, and Aspect Medical Systems, Inc., which developed and markets a proprietary system that monitors consciousness during surgery, both suffered sharp declines. A patent infringement suit and top management departure hurt American Medical Systems, while investors backed away from Aspect Medical Systems after management lowered its guidance on second-quarter earnings. Both stocks were sold. Stock selection in the materials sector also detracted from performance, specifically steel service center Reliance Steel & Aluminum Co. Shares of Reliance Steel fell along with other steel companies as the outlook on commodity prices dimmed, and we sold the stock.

Stock selection in the consumer discretionary sector helped performance. The fund had more exposure than the index to Sotheby's (1.0% of net assets), one of the two largest auction houses in the world. Sotheby's shares benefited from a boom in the international art market. In the energy sector, Frontier Oil Corp. did well on expectations of stronger refining margins, and Dril-Quip, Inc. (0.2% of net assets), an oil equipment and service stock, was another strong performer. We took profits in Frontier and sold the stock but held onto Dril-Quip shares because we believe the company stands to benefit if deep-water drilling activity increases.

■  Although there could be some bumps going forward, in the form of a slower-than-expected economy, continued weakness in housing and a rebound in energy prices, we remain optimistic as we approach the final quarter of 2006. Our strategy has been to position the portfolio with the best small-cap growth stocks we can find, and we believe that the fund's current holdings have the potential to hold up in any environment.

Portfolio Management

Daniel Cole has co-managed the fund since September 2001. He is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Paul Berlinguet has co-managed the fund since December 2005. He is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Daniele Donahoe has co-managed the fund since December 2005. She is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Jon Michael Morgan has co-managed the fund since December 2005. He is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Clifford Siverd has co-managed the fund since December 2005. He is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Source for all statistical data—Columbia Management Advisors, LLC.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Equity securities are subject to stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

1The Russell 2000 Growth Index measures the performance of those securities in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

30

Investment Portfolio – Columbia Convertible Securities Fund (September 30, 2006) (Unaudited)

Convertible Bonds – 67.8%

	Par ($)	Value ($)
Consumer Discretionary – 9.0%
Hotels, Restaurants & Leisure – 3.3%
Caesars Entertainment, Inc.
5.507% 04/15/24 (a)	3,680,000	4,399,808
Four Seasons Hotels & Resorts
1.875% 07/30/24	11,320,000	12,551,050
Hilton Hotels Corp.
3.375% 04/15/23	8,940,000	11,689,050
Scientific Games Corp.
0.750% 12/01/24 (b)	7,158,000	8,535,915
WMS Industries, Inc.
2.750% 07/15/10	1,213,000	1,910,475
Hotels, Restaurants & Leisure Total		39,086,298
Internet & Catalog Retail – 0.8%
Amazon.com, Inc.
4.750% 02/01/09	6,973,000	6,772,526
Priceline.com, Inc.
0.500% 09/30/11 (b)	1,980,000	2,111,175
Internet & Catalog Retail Total		8,883,701
Media – 3.6%
EchoStar Communications Corp.
5.750% 05/15/08	10,966,000	10,993,415
Lions Gate Entertainment Corp.
2.938% 10/15/24 (b)	3,856,000	4,015,060
2.938% 10/15/24	1,630,000	1,697,237
3.625% 03/15/25 (b)	2,960,000	2,852,700
3.625% 03/15/25	2,905,000	2,799,694
Playboy Enterprises, Inc.
3.000% 03/15/25 (b)	5,000,000	4,362,500
Walt Disney Co.
2.125% 04/15/23	11,865,000	13,348,125
XM Satellite Radio Holdings, Inc.
1.750% 12/01/09	1,958,000	1,571,295
Media Total		41,640,026
Specialty Retail – 1.3%
Men's Wearhouse, Inc.
3.125% 10/15/23	2,940,000	4,020,450
United Auto Group, Inc.
3.500% 04/01/26 (b)	9,950,000	11,542,000
Specialty Retail Total		15,562,450
Consumer Discretionary Total		105,172,475
Consumer Staples – 0.6%
Household Products – 0.6%
Church & Dwight
5.250% 08/15/33 (b)	4,915,000	6,604,531
Household Products Total		6,604,531
Consumer Staples Total		6,604,531

	Par ($)	Value ($)
Energy – 4.5%
Energy Equipment & Services – 2.2%
Hanover Compress Co.
4.750% 01/15/14	2,460,000	3,431,700
Pride International, Inc.
3.250% 05/01/33 (b)	5,513,000	6,656,948
3.250% 05/01/33	3,830,000	4,624,725
Schlumberger Ltd.
2.125% 06/01/23	6,593,000	10,697,142
Energy Equipment & Services Total		25,410,515
Oil, Gas & Consumable Fuels – 2.3%
Cheniere Energy, Inc.
2.250% 08/01/12 (b)	1,987,000	2,101,253
2.250% 08/01/12	964,000	1,019,430
Chesapeake Energy Corp.
2.750% 11/15/35 (b)	3,231,000	3,303,698
2.750% 11/15/35	10,115,000	10,342,587
OMI Corp.
2.875% 12/01/24 (b)	6,997,000	6,760,851
2.875% 12/01/24	3,460,000	3,343,225
Oil, Gas & Consumable Fuels Total		26,871,044
Energy Total		52,281,559
Financials – 4.5%
Commercial Banks – 0.6%
Wells Fargo & Co.
5.239% 05/01/33 (a)	6,760,000	6,829,628
Commercial Banks Total		6,829,628
Consumer Finance – 0.4%
American Express Co.
(c) 12/01/33 (b)
(1.850% 12/01/06)	4,450,000	4,500,062
Consumer Finance Total		4,500,062
Diversified Financial Services – 0.8%
CapitalSource, Inc.
3.500% 07/15/34 (b)	8,955,000	9,593,044
Diversified Financial Services Total		9,593,044
Insurance – 1.3%
American Equity Investment Life Insurance Co.
5.250% 12/06/24 (b)	3,488,000	3,998,120
Conseco, Inc.
(c) 09/30/35 (b)
(3.500% 09/30/10)	6,665,000	6,856,619
(c) 09/30/35
(3.500% 09/30/10)	3,976,000	4,090,310
Insurance Total		14,945,049

See Accompanying Notes to Financial Statements.

31

Columbia Convertible Securities Fund (September 30, 2006) (Unaudited)

Convertible Bonds (continued)

	Par ($)	Value ($)
Real Estate Investment Trusts (REITs) – 1.4%
Archstone-Smith Operating Trust,
4.000% 07/15/36	4,870,000	5,052,625
Boston Properties, Inc.,
3.750% 05/15/36	2,933,000	3,152,975
Digital Realty Trust LP,
4.125% 08/15/26 (b)	2,730,000	2,958,283
Host Marriott Corp.,
3.250% 04/15/24 (b)	4,094,000	5,716,247
Real Estate Investment Trusts (REITs) Total		16,880,130
Financials Total		52,747,913
Health Care – 21.4%
Biotechnology – 4.9%
Amgen, Inc.
0.125% 02/01/11 (b)	4,970,000	5,019,700
0.375% 02/01/13 (b)	4,970,000	5,025,912
Amylin Pharmaceuticals
2.500% 04/15/11 (b)	5,965,000	8,865,481
BioMarin Pharmaceuticals, Inc.
2.500% 03/29/13	2,987,000	3,274,499
Cubist Pharmaceuticals, Inc.
2.250% 06/15/13	4,807,000	4,746,913
Invitrogen Corp.
2.000% 08/01/23	10,690,000	11,478,387
3.250% 06/15/25	1,964,000	1,895,260
Millennium Pharmaceuticals, Inc.
5.500% 01/15/07	3,346,000	3,333,453
PDL BioPharma, Inc.
2.000% 02/15/12 (b)	3,210,000	3,302,288
2.000% 02/15/12	5,572,000	5,732,195
Vertex Pharmaceuticals
5.000% 09/19/07	4,400,000	4,180,000
Biotechnology Total		56,854,088
Health Care Equipment & Supplies – 5.0%
Advanced Medical Optics, Inc.
2.500% 07/15/24 (b)	7,610,000	7,866,837
Cytyc Corp.
2.250% 03/15/24	9,318,000	9,364,590
Edwards Lifesciences Corp.
3.875% 05/15/33	7,955,000	8,104,156
Fisher Scientific International, Inc.
3.250% 03/01/24	13,077,000	15,218,359
Medtronic, Inc.
1.500% 04/15/11 (b)	10,938,000	10,705,567
St. Jude Medical, Inc.
2.800% 12/15/35	7,370,000	7,305,513
Health Care Equipment & Supplies Total		58,565,022

	Par ($)	Value ($)
Health Care Providers & Services – 5.0%
Apria Healthcare Group, Inc.
3.375% 09/01/33	6,130,000	5,892,462
Emdeon Corp.
1.750% 06/15/23	3,820,000	3,638,550
3.125% 09/01/25	1,952,000	1,949,560
Henry Schein, Inc.
3.000% 08/15/34 (b)	3,980,000	4,925,250
LifePoint Hospitals, Inc.
3.250% 08/15/25 (b)	1,537,000	1,390,985
3.250% 08/15/25	3,820,000	3,457,100
Lincare Holdings, Inc.
3.000% 06/15/33 (b)	12,890,000	12,245,500
Manor Care, Inc.
2.000% 06/01/36 (b)	2,990,000	3,408,600
(c) 2.125% 08/01/35
(1.875% 08/01/10)	3,482,000	4,269,803
Omnicare, Inc.
3.250% 12/15/35	19,599,000	17,443,110
Health Care Providers & Services Total		58,620,920
Life Sciences Tool & Services – 0.8%
Nektar Therapeutics
3.250% 09/28/12	10,106,000	9,878,615
Life Sciences Tool & Services Total		9,878,615
Pharmaceuticals – 5.7%
Allergan, Inc.
1.500% 04/01/26 (b)	10,000,000	10,525,000
1.500% 04/01/26	100,000	105,250
Bristol-Myers Squibb Co.
4.890% 09/15/23 (a)	8,808,000	8,823,855
Sepracor, Inc.
5.000% 02/15/07	19,080,000	18,984,600
Teva Pharmaceutical Finance Co., BV
1.750% 02/01/26	14,740,000	14,003,000
Teva Pharmaceutical Finance LLC
0.250% 02/01/26	2,935,000	2,828,606
Watson Pharmaceuticals, Inc.
1.750% 03/15/23	3,134,000	2,867,610
Wyeth
5.109% 01/15/24 (a)(b)	7,960,000	8,671,624
Pharmaceuticals Total		66,809,545
Health Care Total		250,728,190
Industrials – 5.2%
Aerospace & Defense – 3.4%
Ceradyne, Inc.
2.875% 12/15/35	2,944,000	2,984,480
DRS Technologies, Inc.
2.000% 02/01/26 (b)	7,450,000	7,254,438

See Accompanying Notes to Financial Statements.

32

Columbia Convertible Securities Fund (September 30, 2006) (Unaudited)

Convertible Bonds (continued)

	Par ($)	Value ($)
L-3 Communications Corp.
3.000% 08/01/35 (b)	6,556,000	6,670,730
3.000% 08/01/35	11,130,000	11,324,775
Lockheed Martin Corp.
5.155% 08/15/33 (a)	8,685,000	10,996,078
Aerospace & Defense Total		39,230,501
Airlines – 0.1%
ExpressJet Holdings, Inc.
4.250% 08/01/23	1,958,000	1,759,752
Airlines Total		1,759,752
Electrical Equipment – 0.5%
Roper Industries, Inc.
(c) 01/15/34 (1.481% 01/15/09)	10,860,000	6,393,825
Electrical Equipment Total		6,393,825
Industrial Conglomerates – 1.2%
3M Co.
2.400% 11/21/32 (a)	3,928,000	3,466,460
Barnes Group, Inc.
3.750% 08/01/25	3,637,000	3,818,850
Trinity Industries, Inc.
3.875% 06/01/36	6,830,000	6,556,800
Industrial Conglomerates Total		13,842,110
Industrials Total		61,226,188
Information Technology – 16.9%
Communications Equipment – 2.4%
JDS Uniphase Corp.
1.000% 05/15/26 (b)	2,980,000	2,581,425
Liberty Media Corp.
3.500% 01/15/31 (b)	2,425,000	2,676,594
3.500% 01/15/31	8,650,000	9,547,437
4.000% 11/15/29	2,338,000	1,551,848
Powerwave Technologies, Inc.
1.875% 11/15/24	4,639,000	4,494,031
SafeNet, Inc.
2.500% 12/15/10 (b)	7,017,000	6,446,869
Communications Equipment Total		27,298,204
Computers & Peripherals – 0.4%
Hutchinson Technology, Inc.
3.250% 01/15/26	5,549,000	4,966,355
Computers & Peripherals Total		4,966,355
Electronic Equipment & Instruments – 2.0%
Avnet, Inc.
2.000% 03/15/34	5,871,000	5,592,128
Flir Systems, Inc.
3.000% 06/01/23	972,000	1,320,705

	Par ($)	Value ($)
Vishay Intertechnology, Inc.
3.625% 08/01/23 (b)	9,880,000	9,941,750
3.625% 08/01/23	6,670,000	6,711,687
Electronic Equipment & Instruments Total		23,566,270
Internet Software & Services – 0.4%
CNET Networks, Inc.
0.750% 04/15/24 (b)	4,975,000	4,838,188
Internet Software & Services Total		4,838,188
IT Services – 4.1%
Ciber, Inc.
2.875% 12/15/23 (b)	8,282,000	7,619,440
CSG Systems International, Inc.
2.500% 06/15/24 (b)	9,920,000	11,135,200
DST Systems, Inc.
4.125% 08/15/23 (b)	11,910,000	16,406,025
Electronic Data Systems Corp.
3.875% 07/15/23 (b)	12,940,000	13,020,875
IT Services Total		48,181,540
Semiconductors & Semiconductor Equipment – 3.6%
Agere Systems, Inc.
6.500% 12/15/09	8,190,000	8,210,475
Amkor Technology, Inc.
2.500% 05/15/11	970,000	809,950
ASM International NV
4.250% 12/06/11 (b)	2,990,000	3,146,975
4.250% 12/06/11	738,000	776,745
Fairchild Semiconductor Corp.
5.000% 11/01/08	9,470,000	9,375,300
Intel Corp.
2.950% 12/15/35 (b)	8,028,000	7,175,025
ON Semiconductor Corp.
1.875% 12/15/25 (b)	2,982,000	3,213,105
Skyworks Solutions, Inc.
4.750% 11/15/07	7,092,000	7,038,810
Spansion, Inc.
2.250% 06/15/16 (b)	1,985,000	2,243,050
Semiconductors & Semiconductor Equipment Total		41,989,435
Software – 4.0%
Amdocs Ltd.
0.500% 03/15/24	8,829,000	9,391,849
BEA Systems, Inc.
4.000% 12/15/06	10,232,000	10,180,840
Fair Isaac Corp.
1.500% 08/15/23 (b)	3,955,000	4,029,156
1.500% 08/15/23	4,900,000	4,991,875
Mentor Graphics Corp.
6.250% 03/01/26	1,919,000	2,211,647

See Accompanying Notes to Financial Statements.

33

Columbia Convertible Securities Fund (September 30, 2006) (Unaudited)

Convertible Bonds (continued)

	Par ($)	Value ($)
Open Solutions, Inc.
(c) 02/02/35 (b) (1.467% 02/02/12)	5,480,000	3,452,400
Sybase, Inc.
1.750% 02/22/25 (b)	11,420,000	12,619,100
Software Total		46,876,867
Information Technology Total		197,716,859
Materials – 1.0%
Containers & Packaging – 1.0%
Sealed Air Corp.
3.000% 06/30/33 (b)	12,075,000	11,773,125
Containers & Packaging Total		11,773,125
Materials Total		11,773,125
Telecommunication Services – 3.3%
Diversified Telecommunication Services – 1.6%
Commonwealth Telephone Enterprises, Inc.
3.250% 07/15/23	5,473,000	5,856,110
Level 3 Communications, Inc.
6.000% 09/15/09	4,895,000	4,399,381
Time Warner Telecom, Inc.
2.375% 04/01/26	6,762,000	8,367,975
Diversified Telecommunication Services Total		18,623,466
Wireless Telecommunication Services – 1.7%
American Tower Corp.
3.000% 08/15/12	933,000	1,749,375
Logix Communications Enterprises
1.500% 10/01/25 (b)	3,975,000	3,875,625
1.500% 10/01/25	3,689,000	3,596,775
Nextel Communications, Inc.
5.250% 01/15/10	2,862,000	2,815,493
NII Holdings, Inc.
2.750% 08/15/25 (b)	5,475,000	7,740,281
Wireless Telecommunication Services Total		19,777,549
Telecommunication Services Total		38,401,015
Utilities – 1.4%
Electric Utilities – 0.9%
Centerpoint Energy, Inc.
2.875% 01/15/24 (b)	2,979,000	3,407,232
3.750% 05/15/23	5,580,000	7,114,500
Electric Utilities Total		10,521,732
Multi-Utilities – 0.5%
CMS Energy Corp.
2.875% 12/01/24	3,940,000	4,550,700

	Par ($)	Value ($)
Dominion Resources, Inc.
2.125% 12/15/23	1,169,000	1,240,601
Multi-Utilities Total		5,791,301
Utilities Total		16,313,033
Total Convertible Bonds (Cost of $755,023,085)		792,964,888

Convertible Preferred Stocks – 16.6%

	Shares
Consumer Discretionary – 0.3%
Multiline Retail – 0.3%
Retail Ventures, Inc., 6.625% (d)	58,000	3,313,250
Multiline Retail Total		3,313,250
Consumer Discretionary Total		3,313,250
Consumer Staples – 0.1%
Food & Staples Retailing – 0.1%
Rite Aid Corp., 7.000%	23,200	1,232,500
Food & Staples Retailing Total		1,232,500
Consumer Staples Total		1,232,500
Energy – 0.7%
Oil, Gas & Consumable Fuels – 0.7%
Chesapeake Energy Corp., 5.000% (b)	45,000	5,816,250
Goodrich Petroleum Corp., 5.375% (b)	39,760	2,258,006
Oil, Gas & Consumable Fuels Total		8,074,256
Energy Total		8,074,256
Financials – 8.9%
Capital Markets – 0.9%
E*Trade Financial Corp., 6.125%	229,830	7,124,730
Lazard Ltd., 6.625%	100,908	3,589,297
Capital Markets Total		10,714,027
Diversified Financial Services – 1.1%
Lehman Brothers Holdings, Inc., 6.250%	450,500	12,276,125
Diversified Financial Services Total		12,276,125
Insurance – 4.5%
Alleghany Corp., 5.750%	25,950	7,405,481

See Accompanying Notes to Financial Statements.

34

Columbia Convertible Securities Fund (September 30, 2006) (Unaudited)

Convertible Preferred Stocks (continued)

	Shares	Value ($)
Citigroup Funding, Inc., 5.020% (a)	389,000	12,700,850
Fortis Insurance, 7.750% (b)	1,490	2,080,040
Metlife, Inc., 6.375%	311,370	9,263,258
Travelers Property Casualty Corp., 4.500%	490,245	12,069,832
XL Capital Ltd., 6.500%	404,750	9,228,300
Insurance Total		52,747,761
Real Estate Investment Trusts (REITs) – 0.5%
FelCor Lodging Trust, Inc., 7.800%	168,167	4,183,154
Simon Property Group, Inc., 6.000%	29,400	2,172,954
Real Estate Investment Trusts (REITs) Total		6,356,108
Thrifts & Mortgage Finance – 1.9%
Fannie Mae, 5.375%	66	6,353,985
Sovereign Capital Trust IV, 4.375%	139,250	6,457,719
Washington Mutual, 5.375%	76,800	4,259,328
Washington Mutual, 5.375% (b)	101,200	5,612,552
Thrifts & Mortgage Finance Total		22,683,584
Financials Total		104,777,605
Health Care – 1.4%
Pharmaceuticals – 1.4%
Schering-Plough Corp., 6.000%	297,080	16,525,075
Pharmaceuticals Total		16,525,075
Health Care Total		16,525,075
Industrials – 0.9%
Aerospace & Defense – 0.2%
Northrop Grumman Corp., 7.000%	20,000	2,660,000
Aerospace & Defense Total		2,660,000
Road & Rail – 0.3%
Kansas City Southern, 5.125%	3,191	3,667,656
Road & Rail Total		3,667,656
Trading Companies & Distributors – 0.4%
United Rentals Trust I, 6.500%	93,348	4,364,019
Trading Companies & Distributors Total		4,364,019
Industrials Total		10,691,675
Materials – 2.1%
Chemicals – 1.1%
Celanese Corp., 4.250%	228,000	6,213,000

	Shares	Value ($)
Huntsman Corp., 5.000%	172,038	6,924,529
Chemicals Total		13,137,529
Containers & Packaging – 0.2%
Smurfit-Stone Container Corp., PIK, 7.000%	97,000	2,291,625
Containers & Packaging Total		2,291,625
Metals & Mining – 0.8%
Freeport-McMoRan Copper & Gold, Inc., 5.500%	6,926	8,700,788
Metals & Mining Total		8,700,788
Materials Total		24,129,942
Telecommunication Services – 0.9%
Wireless Telecommunication Services – 0.9%
Crown Castle International Corp., 6.250%	187,085	10,453,374
Wireless Telecommunication Services Total		10,453,374
Telecommunication Services Total		10,453,374
Utilities – 1.3%
Electric Utilities – 0.9%
Entergy Corp., 7.625%	185,695	10,105,522
Electric Utilities Total		10,105,522
Gas Utilities – 0.4%
Southern Union Co., 5.000%	92,920	4,901,530
Gas Utilities Total		4,901,530
Utilities Total		15,007,052
Total Convertible Preferred Stocks (Cost of $183,479,783)		194,204,729

Common Stocks – 8.6%

Consumer Discretionary – 0.4%
Hotels, Restaurants & Leisure – 0.4%
Cheesecake Factory, Inc. (d)	186,000	5,057,340
Hotels, Restaurants & Leisure Total		5,057,340
Consumer Discretionary Total		5,057,340
Consumer Staples – 1.0%
Beverages – 0.9%
Constellation Brands, Inc., Class A (d)	380,807	10,959,625
Beverages Total		10,959,625

See Accompanying Notes to Financial Statements.

35

Columbia Convertible Securities Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Tobacco – 0.1%
Vector Group Ltd.	68,945	1,118,288
Tobacco Total		1,118,288
Consumer Staples Total		12,077,913
Energy – 1.0%
Oil, Gas & Consumable Fuels – 1.0%
Exxon Mobil Corp.	78,400	5,260,640
Williams Companies, Inc.	273,676	6,532,646
Oil, Gas & Consumable Fuels Total		11,793,286
Energy Total		11,793,286
Financials – 1.6%
Insurance – 0.9%
American International Group, Inc.	120,000	7,951,200
Hartford Financial Services Group, Inc.	24,421	2,118,522
Insurance Total		10,069,722
Real Estate Investment Trusts (REITs) – 0.7%
Regency Centers Corp.	120,883	8,311,915
Real Estate Investment Trusts (REITs) Total		8,311,915
Financials Total		18,381,637
Health Care – 1.0%
Biotechnology – 0.4%
Amgen, Inc. (d)	70,300	5,028,559
Biotechnology Total		5,028,559
Health Care Equipment & Supplies – 0.1%
Medtronic, Inc.	20,000	928,800
Health Care Equipment & Supplies Total		928,800
Health Care Providers & Services – 0.5%
Aetna, Inc.	130,000	5,141,500
CIGNA Corp.	9,000	1,046,880
Health Care Providers & Services Total		6,188,380
Health Care Total		12,145,739
Industrials – 2.2%
Building Products – 0.7%
Lennox International, Inc.	336,315	7,701,614
Building Products Total		7,701,614
Electrical Equipment – 0.3%
Energy Conversion Devices, Inc. (d)	15,000	555,600

	Shares	Value ($)
Medis Technologies Ltd. (d)	133,600	3,301,256
Electrical Equipment Total		3,856,856
Industrial Conglomerates – 0.7%
General Electric Co.	240,000	8,472,000
Industrial Conglomerates Total		8,472,000
Road & Rail – 0.5%
Canadian National Railway Co.	120,000	5,032,800
Road & Rail Total		5,032,800
Industrials Total		25,063,270
Information Technology – 1.4%
Communications Equipment – 0.4%
Cisco Systems, Inc. (d)	50,000	1,150,000
Comverse Technology, Inc. (d)	150,000	3,216,000
Communications Equipment Total		4,366,000
Electronic Equipment & Instruments – 0.7%
Trimble Navigation Ltd. (d)	175,000	8,239,000
Electronic Equipment & Instruments Total		8,239,000
Office Electronics – 0.3%
Xerox Corp. (d)	251,139	3,907,723
Office Electronics Total		3,907,723
Information Technology Total		16,512,723
Total Common Stocks (Cost of $82,824,817)		101,031,908

Short-Term Obligation – 6.9%

	Par ($)
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by a U.S. Government Agency Bond maturing 08/08/08, market value of $82,708,900 (repurchase proceeds $81,120,137)	81,085,000	81,085,000
Total Short-Term Obligation (Cost of $81,085,000)		81,085,000
Total Investments – 99.9% (Cost of $1,102,412,685)(e)		1,169,286,525
Other Assets & Liabilities, Net – 0.1%		647,594
Net Assets – 100.0%		$1,169,934,119

See Accompanying Notes to Financial Statements.

36

Columbia Convertible Securities Fund (September 30, 2006) (Unaudited)

Notes to Investment Portfolio:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2006.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities, which are not illiquid, amounted to $341,455,206, which represents 29.2% of net assets.

(c) Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(d) Non-income producing security.

(e) Cost for federal income tax purposes is $1,102,412,685.

At September 30, 2006, the asset allocation of the Fund was as follows:

Asset Allocation	% of Net Assets
Convertible Bonds	67.8%
Convertible Preferred Stocks	16.6
Common Stocks	8.6
Short-Term Obligation	6.9
Other Assets & Liabilities, Net	0.1
100.0%

Acronym	Name

PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

37

Investment Portfolio – Columbia Asset Allocation Fund II (September 30, 2006) (Unaudited)

Common Stocks – 63.6%

	Shares	Value ($)
Consumer Discretionary – 7.0%
Automobiles – 0.3%
General Motors Corp.	3,600	119,736
Harley-Davidson, Inc.	7,200	451,800
Automobiles Total		571,536
Hotels, Restaurants & Leisure – 1.9%
Brinker International, Inc.	25,400	1,018,286
Darden Restaurants, Inc.	9,600	407,712
McDonald's Corp.	23,700	927,144
Wyndham Worldwide Corp. (a)	10,600	296,482
Yum! Brands, Inc.	6,400	333,120
Hotels, Restaurants & Leisure Total		2,982,744
Household Durables – 0.9%
Centex Corp.	20,000	1,052,400
NVR, Inc. (a)	600	321,000
Household Durables Total		1,373,400
Internet & Catalog Retail – 0.0%
Liberty Media Holding Corp., Interactive, Series A (a)	600	12,228
Internet & Catalog Retail Total		12,228
Media – 1.6%
CBS Corp., Class B	12,900	363,393
Clear Channel Communications, Inc.	9,500	274,075
DIRECTV Group, Inc. (a)	16,300	320,784
Liberty Media Holding Corp., Capital, Series A (a)	700	58,499
McGraw-Hill Companies, Inc.	6,700	388,801
Omnicom Group, Inc.	1,800	168,480
Time Warner, Inc.	24,900	453,927
Viacom, Inc., Class B (a)	9,300	345,774
Walt Disney Co.	8,600	265,826
Media Total		2,639,559
Multi-Line Retail – 0.7%
J.C. Penney Co., Inc.	6,600	451,374
Kohl's Corp. (a)	4,800	311,616
Nordstrom, Inc.	7,500	317,250
Multi-Line Retail Total		1,080,240
Specialty Retail – 1.6%
American Eagle Outfitters, Inc.	6,200	271,746
AutoNation, Inc. (a)	9,800	204,820
Home Depot, Inc.	21,100	765,297
Limited Brands, Inc.	2,200	58,278
Lowe's Companies, Inc.	11,500	322,690
Office Depot, Inc. (a)	1,200	47,640

	Shares	Value ($)
Ross Stores, Inc.	2,300	58,443
Sherwin-Williams Co.	900	50,202
Staples, Inc.	16,100	391,713
TJX Companies, Inc.	14,600	409,238
Specialty Retail Total		2,580,067
Textiles, Apparel & Luxury Goods – 0.0%
Coach, Inc. (a)	400	13,760
Hanesbrands, Inc. (a)	600	13,506
Textiles, Apparel & Luxury Goods Total		27,266
Consumer Discretionary Total		11,267,040
Consumer Staples – 5.6%
Beverages – 1.5%
Coca-Cola Co.	31,100	1,389,548
Diageo PLC, ADR	2,300	163,392
PepsiCo, Inc.	13,800	900,588
Beverages Total		2,453,528
Food & Staples Retailing – 1.3%
Costco Wholesale Corp.	1,600	79,488
CVS Corp.	2,900	93,148
Kroger Co.	9,800	226,772
Safeway, Inc.	1,400	42,490
Sysco Corp.	14,400	481,680
Wal-Mart Stores, Inc.	23,300	1,149,156
Food & Staples Retailing Total		2,072,734
Food Products – 0.6%
Archer-Daniels-Midland Co.	7,100	268,948
Dean Foods Co. (a)	11,000	462,220
General Mills, Inc.	3,700	209,420
Hormel Foods Corp.	800	28,784
Pilgrim's Pride Corp.	100	2,735
Sara Lee Corp.	100	1,607
Food Products Total		973,714
Household Products – 0.4%
Colgate-Palmolive Co.	5,800	360,180
Procter & Gamble Co.	4,900	303,702
Household Products Total		663,882
Tobacco – 1.8%
Altria Group, Inc.	16,400	1,255,420
Loews Corp. - Carolina Group	4,900	271,411
Reynolds American, Inc.	21,000	1,301,370
Tobacco Total		2,828,201
Consumer Staples Total		8,992,059

See Accompanying Notes to Financial Statements.

38

Columbia Asset Allocation Fund II (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Energy – 5.5%
Energy Equipment & Services – 0.5%
Patterson-UTI Energy, Inc.	35,600	845,856
Energy Equipment & Services Total		845,856
Oil, Gas & Consumable Fuels – 5.0%
Anadarko Petroleum Corp.	4,100	179,703
Apache Corp.	8,200	518,240
Chevron Corp.	10,900	706,974
ConocoPhillips	15,400	916,762
Devon Energy Corp.	2,900	183,135
EOG Resources, Inc.	200	13,010
Exxon Mobil Corp.	52,300	3,509,330
Hess Corp.	4,200	173,964
Holly Corp.	2,900	125,657
Marathon Oil Corp.	2,800	215,320
Occidental Petroleum Corp.	7,200	346,392
Sunoco, Inc.	9,800	609,462
W&T Offshore, Inc.	14,300	417,703
Oil, Gas & Consumable Fuels Total		7,915,652
Energy Total		8,761,508
Financials – 14.2%
Capital Markets – 3.7%
Bear Stearns Companies, Inc.	800	112,080
Charles Schwab Corp.	3,200	57,280
Goldman Sachs Group, Inc.	7,900	1,336,443
Lehman Brothers Holdings, Inc.	15,000	1,107,900
Mellon Financial Corp.	10,700	418,370
Merrill Lynch & Co., Inc.	12,400	969,928
Morgan Stanley	15,700	1,144,687
Northern Trust Corp.	500	29,215
State Street Corp.	10,700	667,680
Capital Markets Total		5,843,583
Commercial Banks – 2.8%
BB&T Corp.	400	17,512
Comerica, Inc.	5,900	335,828
KeyCorp	1,300	48,672
Marshall & Ilsley Corp.	1,300	62,634
National City Corp.	8,100	296,460
Regions Financial Corp.	2,500	91,975
SunTrust Banks, Inc.	5,000	386,400
U.S. Bancorp	31,300	1,039,786
Wachovia Corp.	22,600	1,261,080
Wells Fargo & Co.	27,400	991,332
Commercial Banks Total		4,531,679
Consumer Finance – 0.1%
AmeriCredit Corp. (a)	2,500	62,475

	Shares	Value ($)
SLM Corp.	900	46,782
Consumer Finance Total		109,257
Diversified Financial Services – 2.7%
CIT Group, Inc.	5,000	243,150
Citigroup, Inc.	50,700	2,518,269
JPMorgan Chase & Co.	29,800	1,399,408
Leucadia National Corp.	5,800	151,786
Diversified Financial Services Total		4,312,613
Insurance – 3.4%
Allstate Corp.	12,200	765,306
AMBAC Financial Group, Inc.	2,400	198,600
American Financial Group, Inc.	2,500	117,325
American International Group, Inc.	21,300	1,411,338
CNA Financial Corp. (a)	1,600	57,632
Endurance Specialty Holdings Ltd.	6,400	225,664
Fidelity National Financial, Inc.	4,200	174,930
Fidelity National Title Group, Inc., Class A	12,600	264,096
Hartford Financial Services Group, Inc.	6,100	529,175
MBIA, Inc.	1,500	92,160
Principal Financial Group, Inc.	1,900	103,132
Progressive Corp.	8,600	211,044
Prudential Financial, Inc.	7,500	571,875
SAFECO Corp.	3,400	200,362
St. Paul Travelers Companies, Inc.	9,000	422,010
Transatlantic Holdings, Inc.	1,200	72,492
Insurance Total		5,417,141
Real Estate Investment Trusts (REITs) – 0.2%
AMB Property Corp.	300	16,533
Equity Office Properties Trust	1,600	63,616
New Century Financial Corp.	7,400	290,894
Vornado Realty Trust	100	10,900
Real Estate Investment Trusts (REITs) Total		381,943
Real Estate Management & Development – 0.2%
CB Richard Ellis Group, Inc., Class A (a)	1,400	34,440
Realogy Corp. (a)	13,200	299,376
Real Estate Management & Development Total		333,816
Thrifts & Mortgage Finance – 1.1%
Countrywide Financial Corp.	4,200	147,168
Fannie Mae	6,600	369,006

See Accompanying Notes to Financial Statements.

39

Columbia Asset Allocation Fund II (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Freddie Mac	7,800	517,374
IndyMac Bancorp, Inc.	200	8,232
MGIC Investment Corp.	4,300	257,871
PMI Group, Inc.	5,800	254,098
Washington Mutual, Inc.	5,700	247,779
Thrifts & Mortgage Finance Total		1,801,528
Financials Total		22,731,560
Health Care – 8.3%
Biotechnology – 1.4%
Amgen, Inc. (a)	17,900	1,280,387
Biogen Idec, Inc. (a)	5,100	227,868
Gilead Sciences, Inc. (a)	7,300	501,510
ImClone Systems, Inc. (a)	8,300	235,056
Biotechnology Total		2,244,821
Health Care Equipment & Supplies – 0.7%
Becton, Dickinson & Co.	900	63,603
Biomet, Inc.	3,100	99,789
Boston Scientific Corp. (a)	26,300	388,977
Kinetic Concepts, Inc. (a)	5,500	173,030
Medtronic, Inc.	5,000	232,200
Zimmer Holdings, Inc. (a)	3,100	209,250
Health Care Equipment & Supplies Total		1,166,849
Health Care Providers & Services – 2.3%
Aetna, Inc.	12,000	474,600
AmerisourceBergen Corp.	4,500	203,400
Cardinal Health, Inc.	5,600	368,144
Caremark Rx, Inc.	3,400	192,678
CIGNA Corp.	1,500	174,480
Coventry Health Care, Inc. (a)	9,200	473,984
Humana, Inc. (a)	1,200	79,308
Lincare Holdings, Inc. (a)	2,000	69,280
McKesson Corp.	7,200	379,584
Sierra Health Services, Inc. (a)	6,000	227,040
UnitedHealth Group, Inc.	11,400	560,880
WellPoint, Inc. (a)	5,200	400,660
Health Care Providers & Services Total		3,604,038
Health Care Technology – 0.0%
IMS Health, Inc.	700	18,648
Health Care Technology Total		18,648
Life Sciences Tools & Services – 0.2%
Fisher Scientific International, Inc. (a)	2,300	179,952
Thermo Electron Corp. (a)	1,800	70,794
Waters Corp. (a)	100	4,528
Life Sciences Tools & Services Total		255,274

	Shares	Value ($)
Pharmaceuticals – 3.7%
Abbott Laboratories	12,800	621,568
Endo Pharmaceuticals Holdings, Inc. (a)	37,600	1,223,880
Forest Laboratories, Inc. (a)	9,900	501,039
Johnson & Johnson	19,600	1,272,824
King Pharmaceuticals, Inc. (a)	1,800	30,654
Merck & Co., Inc.	10,500	439,950
Pfizer, Inc.	66,400	1,883,104
Pharmaceuticals Total		5,973,019
Health Care Total		13,262,649
Industrials – 6.7%
Aerospace & Defense – 0.9%
Boeing Co.	3,500	275,975
Lockheed Martin Corp.	3,900	335,634
Northrop Grumman Corp.	5,400	367,578
Raytheon Co.	5,100	244,851
United Technologies Corp.	4,200	266,070
Aerospace & Defense Total		1,490,108
Air Freight & Logistics – 1.4%
C.H. Robinson Worldwide, Inc.	13,100	583,998
FedEx Corp.	5,400	586,872
United Parcel Service, Inc., Class B	13,600	978,384
Air Freight & Logistics Total		2,149,254
Building Products – 0.2%
USG Corp. (a)	6,000	282,240
Building Products Total		282,240
Commercial Services & Supplies – 0.6%
ARAMARK Corp., Class B	1,400	46,004
Dun & Bradstreet Corp. (a)	3,300	247,467
Equifax, Inc.	9,400	345,074
Herman Miller, Inc.	1,900	64,999
Pitney Bowes, Inc.	1,400	62,118
R.R. Donnelley & Sons Co.	1,700	56,032
Republic Services, Inc.	2,900	116,609
Commercial Services & Supplies Total		938,303
Electrical Equipment – 0.2%
Emerson Electric Co.	1,000	83,860
Rockwell Automation, Inc.	2,500	145,250
Roper Industries, Inc.	3,300	147,642
Electrical Equipment Total		376,752
Industrial Conglomerates – 1.6%
3M Co.	9,300	692,106
General Electric Co.	54,100	1,909,730
Industrial Conglomerates Total		2,601,836

See Accompanying Notes to Financial Statements.

40

Columbia Asset Allocation Fund II (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Machinery – 1.4%
Caterpillar, Inc.	300	19,740
Cummins, Inc.	2,000	238,460
Danaher Corp.	5,800	398,286
Dover Corp.	3,500	166,040
Graco, Inc.	6,000	234,360
Illinois Tool Works, Inc.	8,600	386,140
JLG Industries, Inc.	6,400	126,784
Joy Global, Inc.	6,300	236,943
Oshkosh Truck Corp.	1,700	85,799
SPX Corp.	5,300	283,232
Machinery Total		2,175,784
Road & Rail – 0.0%
J.B. Hunt Transport Services, Inc.	700	14,539
Ryder System, Inc.	800	41,344
Road & Rail Total		55,883
Trading Companies & Distributors – 0.4%
MSC Industrial Direct Co., Class A	3,500	142,590
WESCO International, Inc. (a)	8,400	487,452
Trading Companies & Distributors Total		630,042
Industrials Total		10,700,202
Information Technology – 9.7%
Communications Equipment – 1.8%
Cisco Systems, Inc. (a)	77,700	1,787,100
Motorola, Inc.	23,600	590,000
QUALCOMM, Inc.	14,600	530,710
Communications Equipment Total		2,907,810
Computers & Peripherals – 2.5%
Apple Computer, Inc. (a)	5,500	423,665
Dell, Inc. (a)	38,900	888,476
Hewlett-Packard Co.	32,600	1,196,094
International Business Machines Corp.	12,200	999,668
Lexmark International, Inc., Class A (a)	9,400	542,004
Computers & Peripherals Total		4,049,907
IT Services – 0.9%
Accenture Ltd., Class A	8,900	282,219
Acxiom Corp.	300	7,398
Computer Sciences Corp. (a)	7,800	383,136
Fiserv, Inc. (a)	10,100	475,609
Global Payments, Inc.	6,900	303,669
IT Services Total		1,452,031

	Shares	Value ($)
Semiconductors & Semiconductor Equipment – 1.7%
Advanced Micro Devices, Inc. (a)	13,100	325,535
Altera Corp. (a)	21,200	389,656
Intel Corp.	48,600	999,702
National Semiconductor Corp.	10,400	244,712
Teradyne, Inc. (a)	2,300	30,268
Texas Instruments, Inc.	23,200	771,400
Semiconductors & Semiconductor Equipment Total		2,761,273
Software – 2.8%
Autodesk, Inc. (a)	14,800	514,744
CA, Inc.	136	3,222
Intuit, Inc. (a)	19,000	609,710
Microsoft Corp.	84,700	2,314,851
Oracle Corp. (a)	55,200	979,248
Software Total		4,421,775
Information Technology Total		15,592,796
Materials – 2.0%
Chemicals – 1.0%
Dow Chemical Co.	10,500	409,290
Lyondell Chemical Co.	33,600	852,432
PPG Industries, Inc.	5,400	362,232
Chemicals Total		1,623,954
Construction Materials – 0.1%
Eagle Materials, Inc.	2,200	74,096
Construction Materials Total		74,096
Containers & Packaging – 0.0%
Pactiv Corp. (a)	2,000	56,840
Containers & Packaging Total		56,840
Metals & Mining – 0.9%
Freeport-McMoRan Copper & Gold, Inc., Class B	5,200	276,952
Nucor Corp.	18,400	910,616
Phelps Dodge Corp.	2,800	237,160
Southern Copper Corp.	900	83,250
Metals & Mining Total		1,507,978
Materials Total		3,262,868
Telecommunication Services – 2.2%
Diversified Telecommunication Services – 2.0%
AT&T, Inc.	23,800	774,928
BellSouth Corp.	15,600	666,900
CenturyTel, Inc.	300	11,901
Citizens Communications Co.	3,800	53,352

See Accompanying Notes to Financial Statements.

41

Columbia Asset Allocation Fund II (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Embarq Corp.	500	24,185
Qwest Communications International, Inc. (a)	9,400	81,968
Verizon Communications, Inc.	40,500	1,503,765
Diversified Telecommunication Services Total		3,116,999
Wireless Telecommunication Services – 0.2%
Sprint Nextel Corp.	19,600	336,140
Wireless Telecommunication Services Total		336,140
Telecommunication Services Total		3,453,139
Utilities – 2.4%
Electric Utilities – 0.7%
American Electric Power Co., Inc.	4,100	149,117
Edison International	500	20,820
Exelon Corp.	2,500	151,350
FirstEnergy Corp.	12,500	698,250
Pepco Holdings, Inc.	3,000	72,510
PPL Corp.	2,500	82,250
Electric Utilities Total		1,174,297
Gas Utilities – 0.2%
Energen Corp.	3,900	163,293
Equitable Resources, Inc.	100	3,498
ONEOK, Inc.	1,800	68,022
Questar Corp.	100	8,177
Gas Utilities Total		242,990
Independent Power Producers & Energy Traders – 0.8%
Constellation Energy Group, Inc.	5,100	301,920
Mirant Corp. (a)	23,700	647,247
TXU Corp.	6,100	381,372
Independent Power Producers & Energy Traders Total		1,330,539
Multi-Utilities – 0.7%
CenterPoint Energy, Inc.	34,800	498,336
DTE Energy Co.	7,400	307,174
PG&E Corp.	6,000	249,900
Multi-Utilities Total		1,055,410
Utilities Total		3,803,236
Total Common Stocks (Cost of $79,702,120)		101,827,057

Mortgage-Backed Securities – 10.8%

Par ($)
U.S. Government Agencies – 10.8%
Federal Home Loan Mortgage Corp.
5.000% 07/01/20	3,038,479	2,985,883

	Par ($)	Value ($)
5.000% 09/01/20	1,442,056	1,417,094
5.000% 10/01/20	451,532	443,716
5.500% 01/01/21	226,961	226,919
5.500% 07/01/21	2,246,795	2,245,464
6.500% 07/01/29	145,745	149,365
6.500% 11/01/32	354,471	362,438
8.000% 07/01/10	1,988	1,992
8.000% 09/01/25	62,362	65,722
Federal National Mortgage Association
5.000% 10/01/20	3,775,682	3,711,174
5.500% 06/01/35	1,060,043	1,044,872
5.500% 10/01/35	548,266	540,419
5.500% 04/01/36	870,094	857,249
6.000% 02/01/36	946,705	951,072
6.000% 04/01/36	235,500	236,586
7.199% 08/01/36 (b)	36,995	37,516
7.500% 10/01/11	33,159	34,204
8.500% 08/01/11	64,279	66,472
10.000% 09/01/18	66,383	73,056
TBA,
6.000% 10/01/36 (c)	1,800,000	1,807,875
Government National Mortgage Association
7.500% 12/15/23	30,558	31,812
U.S. Government Agencies Total		17,290,900
Total Mortgage-Backed Securities (Cost of $17,379,107)		17,290,900

Corporate Fixed-Income Bonds & Notes – 9.8%

Basic Materials – 0.1%
Metals & Mining – 0.1%
Alcan, Inc.
4.500% 05/15/13	225,000	212,072
Metals & Mining Total		212,072
Basic Materials Total		212,072
Communications – 0.9%
Media – 0.1%
Comcast Cable Communications, Inc.
7.125% 06/15/13	78,000	84,094
TCI Communications, Inc.
9.875% 06/15/22	51,000	66,862
Media Total		150,956
Telecommunication Services – 0.8%
AT&T Wireless Services, Inc.
8.125% 05/01/12	41,000	46,149
AT&T Wireless Services, Inc.
8.750% 03/01/31	37,000	47,301
SBC Communication, Inc.
5.100% 09/15/14	250,000	241,549

See Accompanying Notes to Financial Statements.

42

Columbia Asset Allocation Fund II (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Sprint Capital Corp.
6.125% 11/15/08	24,000	24,351
8.750% 03/15/32	116,000	141,462
Telefonica Emisones SAU
5.984% 06/20/11	200,000	203,792
Verizon New England, Inc.
6.500% 09/15/11	224,000	229,791
Vodafone Group PLC
7.750% 02/15/10	250,000	268,073
Telecommunication Services Total		1,202,468
Communications Total		1,353,424
Consumer Cyclical – 0.7%
Auto Manufacturers – 0.1%
DaimlerChrysler NA Holding Corp.
4.050% 06/04/08	199,000	194,325
Auto Manufacturers Total		194,325
Home Builders – 0.3%
D.R. Horton, Inc.
5.625% 09/15/14	250,000	235,702
KB Home
5.750% 02/01/14	183,000	165,820
Toll Brothers, Inc.
4.950% 03/15/14		86,859
Home Builders Total		488,381
Lodging – 0.1%
Harrah's Operating Co., Inc.
5.625% 06/01/15	175,000	162,665
Lodging Total		162,665
Retail – 0.2%
Target Corp.
5.375% 06/15/09	22,000	22,201
Wal-Mart Stores, Inc.
4.550% 05/01/13	325,000	313,041
Retail Total		335,242
Consumer Cyclical Total		1,180,613
Consumer Non-Cyclical – 1.0%
Beverages – 0.2%
Diageo Capital PLC
3.375% 03/20/08	365,000	355,525
Beverages Total		355,525
Food – 0.3%
General Mills, Inc.
3.875% 11/30/07	225,000	221,240
Kroger Co.
6.200% 06/15/12	225,000	230,650
Food Total		451,890

	Par ($)	Value ($)
Healthcare Products – 0.2%
Baxter FinCo BV
4.750% 10/15/10	250,000	245,596
Healthcare Products Total		245,596
Healthcare Services – 0.2%
UnitedHealth Group, Inc.
3.375% 08/15/07	325,000	319,596
WellPoint, Inc.
6.375% 01/15/12	45,000	46,854
Healthcare Services Total		366,450
Household Products/Wares – 0.1%
Fortune Brands, Inc.
5.375% 01/15/16	200,000	190,773
Household Products/Wares Total		190,773
Consumer Non-Cyclical Total		1,610,234
Energy – 0.7%
Oil & Gas – 0.4%
Anadarko Petroleum Corp.
6.450% 09/15/36	100,000	102,143
Marathon Oil Corp.
6.800% 03/15/32	270,000	299,883
Valero Energy Corp.
6.875% 04/15/12	175,000	186,306
Oil & Gas Total		588,332
Pipelines – 0.3%
TEPPCO Partners LP
7.625% 02/15/12	125,000	133,935
TransCanada Corp.
5.850% 03/15/36	325,000	322,910
Pipelines Total		456,845
Energy Total		1,045,177
Financials – 4.4%
Banks – 1.1%
Marshall & Ilsley Corp.
4.375% 08/01/09	300,000	294,210
National City Bank
4.625% 05/01/13	186,000	178,891
U.S. Bank N.A.
6.375% 08/01/11	439,000	460,749
Wachovia Corp.
4.875% 02/15/14	525,000	507,928
Wells Fargo & Co.
5.125% 09/01/12	300,000	299,752
Banks Total		1,741,530

See Accompanying Notes to Financial Statements.

43

Columbia Asset Allocation Fund II (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Diversified Financial Services – 2.6%
American Express Co.
4.750% 06/17/09	153,000	151,856
American General Finance Corp.
5.375% 09/01/09	300,000	301,425
Capital One Financial Corp.
5.500% 06/01/15	125,000	122,573
Citigroup Global Markets Holdings, Inc.
6.500% 02/15/08	70,000	71,157
Citigroup, Inc.
5.000% 09/15/14	337,000	328,331
Countrywide Home Loans, Inc.
4.125% 09/15/09	250,000	242,186
Credit Suisse First Boston USA, Inc.
4.875% 08/15/10	200,000	197,636
General Electric Capital Corp.
6.750% 03/15/32	307,000	350,913
Goldman Sachs Group, Inc.
6.345% 02/15/34	275,000	273,249
HSBC Finance Corp.
5.000% 06/30/15	450,000	434,969
JPMorgan Chase Capital XV
5.875% 03/15/35	475,000	455,320
Lehman Brothers Holdings, Inc.
5.750% 07/18/11	200,000	203,729
MassMutual Global Funding II
2.550% 07/15/08 (d)	70,000	66,804
Merrill Lynch & Co., Inc.
6.000% 02/17/09	149,000	151,473
Morgan Stanley
4.750% 04/01/14	300,000	285,294
Principal Life Global Funding
6.250% 02/15/12 (d)	144,000	150,602
SLM Corp.
5.375% 05/15/14	300,000	297,674
Diversified Financial Services Total		4,085,191
Insurance – 0.2%
Genworth Financial, Inc.
4.750% 06/15/09	325,000	321,691
Insurance Total		321,691
Real Estate – 0.1%
EOP Operating LP
7.000% 07/15/11	200,000	211,712
ERP Operating LP
5.200% 04/01/13	16,000	15,744
Real Estate Total		227,456

	Par ($)	Value ($)
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.
6.450% 06/25/12	58,000	59,681
Simon Property Group LP
5.750% 12/01/15	200,000	201,604
Real Estate Investment Trusts (REITs) Total		261,285
Savings & Loans – 0.2%
Washington Mutual, Inc.
4.625% 04/01/14	395,000	368,710
Savings & Loans Total		368,710
Financials Total		7,005,863
Industrials – 0.9%
Aerospace & Defense – 0.4%
Lockheed Martin Corp.
6.150% 09/01/36	150,000	157,185
Raytheon Co.
5.375% 04/01/13	73,000	73,016
United Technologies Corp.
7.125% 11/15/10	325,000	348,127
Total Aerospace & Defense		578,328
Environmental Control – 0.1%
Waste Management, Inc.
7.375% 08/01/10	118,000	126,477
Environmental Control Total		126,477
Machinery – 0.1%
Caterpillar Financial Services Corp.
3.625% 11/15/07	225,000	220,838
Machinery Total		220,838
Transportation – 0.3%
CSX Corp.
6.750% 03/15/11	325,000	342,915
Union Pacific Corp.
3.875% 02/15/09	225,000	218,223
Transportation Total		561,138
Industrials Total		1,486,781
Technology – 0.1%
Computers – 0.1%
International Business Machines Corp.
6.220% 08/01/27	150,000	159,046
Computers Total		159,046
Technology Total		159,046

See Accompanying Notes to Financial Statements.

44

Columbia Asset Allocation Fund II (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Utilities – 1.0%
Electric – 0.9%
American Electric Power Co., Inc.
5.250% 06/01/15	250,000	243,156
CenterPoint Energy Houston Electric LLC
5.750% 01/15/14	225,000	226,532
Commonwealth Edison Co.
5.950% 08/15/16	200,000	202,768
NY State Electric & Gas Corp.
5.750% 05/01/23	18,000	17,319
Progress Energy, Inc.
7.750% 03/01/31	175,000	212,013
Public Service Electric & Gas Co.
4.000% 11/01/08	57,000	55,539
Scottish Power PLC
5.375% 03/15/15	275,000	269,550
Southern California Edison Co.
5.000% 01/15/14	175,000	170,787
Virginia Electric & Power Co.
5.375% 02/01/07	93,000	92,927
Electric Total		1,490,591
Gas – 0.1%
Sempra Energy
4.750% 05/15/09	150,000	148,049
Gas Total		148,049
Utilities Total		1,638,640
Total Corporate Fixed-Income Bonds & Notes (Cost of $15,726,649)		15,691,850

Government & Agency Obligations – 7.1%

Foreign Government Obligations – 0.6%
Province of Ontario
3.500% 09/17/07	325,000	319,801
Province of Quebec
5.000% 07/17/09	325,000	324,959
Republic of Italy
2.750% 12/15/06	123,000	122,399
United Mexican States
7.500% 04/08/33	191,000	220,319
Foreign Government Obligations Total		987,478
U.S. Government Agencies – 1.6%
Federal Home Loan Mortgage Corp.
5.500% 07/18/16	250,000	259,681
6.625% 09/15/09	1,000,000	1,045,459
Federal National Mortgage Association
5.250% 08/01/12	1,300,000	1,306,795
U.S. Government Agencies Total		2,611,935

	Par ($)	Value ($)
U.S. Government Obligations – 4.9%
U.S. Treasury Bonds
6.250% 08/15/23	3,000,000	3,483,048
U.S. Treasury Inflation Indexed Notes
3.875% 01/15/09	1,122,861	1,155,099
U.S. Treasury Notes
3.875% 02/15/13	3,245,000	3,116,848
U.S. Government Obligations Total		7,754,995
Total Government & Agency Obligations (Cost of $11,235,291)		11,354,408

Collateralized Mortgage Obligations – 6.0%

Agency – 2.1%
Federal Home Loan Mortgage Corp.
4.000% 09/15/15	1,100,000	1,068,656
4.500% 03/15/21	1,500,000	1,453,069
Federal National Mortgage Association
5.500% 08/25/17	278,916	279,239
6.000% 04/25/17	260,000	265,618
7.000% 01/25/21	28,475	29,353
Vendee Mortgage Trust
I.O.:
0.302% 03/15/29 (b)	9,828,678	108,342
0.442% 09/15/27 (b)	6,899,727	103,128
Agency Total		3,307,405
Non-Agency – 3.9%
Countrywide Alternative Loan Trust
5.250% 03/25/35	1,138,572	1,125,753
5.250% 08/25/35	985,804	983,755
5.500% 10/25/35	1,628,755	1,621,337
Washington Mutual Mortgage Securities Corp.
5.500% 10/25/35	1,400,000	1,399,892
Wells Fargo Alternative Loan Trust
5.500% 02/25/35	1,173,062	1,157,872
Non-Agency Total		6,288,609
Total Collateralized Mortgage Obligations (Cost of $9,663,758)		9,596,014

Commercial Mortgage-Backed Securities – 2.5%

Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities
5.467% 12/11/40 (b)	1,430,000	1,433,142
5.634% 04/12/38 (b)	400,000	406,005
LB-UBS Commercial Mortgage Trust
5.084% 02/15/31	1,200,000	1,197,016
Merrill Lynch Mortgage Investors, Inc.
I.O.,
0.840% 12/15/30 (b)	4,673,928	104,325

See Accompanying Notes to Financial Statements.

45

Columbia Asset Allocation Fund II (September 30, 2006) (Unaudited)

Commercial Mortgage-Backed Securities (continued)

	Par ($)	Value ($)
Merrill Lynch Mortgage Trust
5.244% 11/12/37 (b)	790,000	787,796
Total Commercial Mortgage-Backed Securities (Cost of $3,981,002)		3,928,284

Asset-Backed Securities – 0.5%

Asset-Backed Securities
AmeriCredit Automobile Receivables Trust
2.070% 08/06/08	36,757	36,736
First Plus Home Loan Trust
7.720% 05/10/24	15,200	15,457
Honda Auto Receivables Owner Trust
3.060% 10/21/09	676,000	663,883
Nissan Auto Receivables Owner Trust
2.700% 12/17/07	89,797	89,482
Total Asset-Backed Securities (Cost of $818,042)		805,558

Warrants – 0.0%

	Units
Industrials – 0.0%
Aerospace & Defense – 0.0%
Raytheon Co., Expires 06/16/11 (a)	1,000	14,270
Warrants Total		14,270
Total Warrants (Cost of $—)		14,270

Short-Term Obligation – 2.3%

	Par ($)
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by a U.S. Government Agency Bond maturing 01/15/10, market value of $3,720,406 (repurchase proceeds $3,648,580)	3,647,000	3,647,000
Total Short-Term Obligation (Cost of $3,647,000)		3,647,000
Total Investments – 102.6% (Cost of $142,152,969)(e)		164,155,341
Other Assets & Liabilities, Net – (2.6)%		(4,128,577)
Net Assets – 100.0%		$160,026,764

See Accompanying Notes to Financial Statements.

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2006.

(c) Security purchased on a delayed delivery basis.

(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities, which are not illiquid, amounted to $217,406, which represents 0.1% of net assets.

(e) Cost for federal income tax purposes is $142,152,969.

At September 30, 2006, the asset allocation of the Fund was as follows:

Asset Allocation	% of Net Assets
Common Stocks	63.6%
Mortgage-Backed Securities	10.8
Corporate Fixed-Income Bonds & Notes	9.8
Government & Agency Obligations	7.1
Collateralized Mortgage Obligations	6.0
Commercial Mortgage-Backed Securities	2.5
Asset-Backed Securities	0.5
Short-Term Obligation	2.3
Warrants	- *
Other Assets & Liabilities, Net	(2.6)
100.0%

* represents less than 0.1%

Acronym	Name

ADR	American Depositary Receipt

TBA	To Be Announced

I.O.	Interest Only

46

Investment Portfolio – Columbia Large Cap Value Fund (September 30, 2006) (Unaudited)

Common Stocks – 97.0%

	Shares	Value ($)
Consumer Discretionary – 9.0%
Hotels, Restaurants & Leisure – 2.9%
McDonald's Corp.	1,391,819	54,447,959
Starwood Hotels & Resorts Worldwide, Inc.	1,063,700	60,833,003
Hotels, Restaurants & Leisure Total		115,280,962
Household Durables – 1.2%
Centex Corp. (a)	76,900	4,046,478
Lennar Corp., Class A (a)	87,200	3,945,800
Newell Rubbermaid, Inc. (a)	1,416,300	40,109,616
Household Durables Total		48,101,894
Media – 1.3%
News Corp., Class A	2,199,200	43,214,280
Time Warner, Inc.	538,600	9,818,678
Media Total		53,032,958
Multi-Line Retail – 1.9%
Federated Department Stores, Inc.	1,589,314	68,674,258
J.C. Penney Co., Inc.	86,990	5,949,246
Multi-Line Retail Total		74,623,504
Specialty Retail – 1.7%
Office Depot, Inc. (b)	1,009,800	40,089,060
Staples, Inc.	1,101,200	26,792,196
Specialty Retail Total		66,881,256
Consumer Discretionary Total		357,920,574
Consumer Staples – 9.5%
Beverages – 4.3%
Anheuser-Busch Companies, Inc.	867,500	41,214,925
Coca-Cola Enterprises, Inc.	1,770,900	36,887,847
Diageo PLC, ADR	671,098	47,674,802
PepsiCo, Inc.	696,875	45,478,063
Beverages Total		171,255,637
Food Products – 2.0%
Cadbury Schweppes PLC, ADR (a)	919,100	39,309,907
Kraft Foods, Inc., Class A (a)	779,500	27,796,970
Tyson Foods, Inc., Class A (a)	812,100	12,896,148
Food Products Total		80,003,025
Household Products – 0.7%
Colgate-Palmolive Co.	477,400	29,646,540
Household Products Total		29,646,540
Tobacco – 2.5%
Altria Group, Inc.	795,077	60,863,144
Loews Corp. - Carolina Group	660,600	36,590,634
Tobacco Total		97,453,778
Consumer Staples Total		378,358,980

	Shares	Value ($)
Energy – 13.0%
Energy Equipment & Services – 3.0%
ENSCO International, Inc.	234,400	10,273,752
Halliburton Co.	1,214,498	34,552,468
National-Oilwell Varco, Inc. (a)(b)	444,500	26,025,475
Rowan Companies, Inc.	240,300	7,600,689
Schlumberger Ltd.	654,180	40,578,785
Energy Equipment & Services Total		119,031,169
Oil, Gas & Consumable Fuels – 10.0%
ConocoPhillips	930,180	55,373,615
EnCana Corp.	704,100	32,874,429
Exxon Mobil Corp.	934,328	62,693,409
Hess Corp.	731,400	30,294,588
Marathon Oil Corp.	925,745	71,189,791
Newfield Exploration Co. (b)	264,100	10,178,414
Occidental Petroleum Corp.	1,234,400	59,386,984
Total SA, ADR	604,200	39,840,948
Williams Companies, Inc.	1,579,400	37,700,278
Oil, Gas & Consumable Fuels Total		399,532,456
Energy Total		518,563,625
Financials – 32.1%
Capital Markets – 5.5%
Bank of New York Co., Inc.	1,940,083	68,407,327
Deutsche Bank AG, Registered Shares (a)	238,200	28,750,740
Merrill Lynch & Co., Inc.	1,224,486	95,779,295
Nuveen Investments, Inc., Class A (a)	469,300	24,042,239
Capital Markets Total		216,979,601
Commercial Banks – 10.0%
Marshall & Ilsley Corp.	1,017,903	49,042,566
PNC Financial Services Group, Inc.	995,979	72,148,719
SunTrust Banks, Inc.	260,500	20,131,440
U.S. Bancorp (a)	2,591,682	86,095,676
UnionBanCal Corp.	285,200	17,368,680
Wachovia Corp.	984,807	54,952,231
Wells Fargo & Co.	2,757,214	99,756,002
Commercial Banks Total		399,495,314
Diversified Financial Services – 8.3%
CIT Group, Inc.	203,500	9,896,205
Citigroup, Inc.	3,570,110	177,327,364
JPMorgan Chase & Co.	3,087,510	144,989,469
Diversified Financial Services Total		332,213,038

See Accompanying Notes to Financial Statements.

47

Columbia Large Cap Value Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Insurance – 5.5%
AMBAC Financial Group, Inc.	679,273	56,209,841
American International Group, Inc.	1,140,247	75,552,766
Genworth Financial, Inc., Class A (a)	1,166,800	40,849,668
Hartford Financial Services Group, Inc.	529,460	45,930,655
Insurance Total		218,542,930
Real Estate Investment Trusts (REITs) – 1.8%
Archstone-Smith Trust	397,038	21,614,749
Kimco Realty Corp. (a)	589,086	25,254,117
ProLogis Trust (a)	446,900	25,500,114
Real Estate Investment Trusts (REITs) Total		72,368,980
Thrifts & Mortgage Finance – 1.0%
Golden West Financial Corp.	523,500	40,440,375
Thrifts & Mortgage Finance Total		40,440,375
Financials Total		1,280,040,238
Health Care – 7.3%
Health Care Providers & Services – 1.4%
Aetna, Inc.	747,596	29,567,422
CIGNA Corp.	233,986	27,217,251
Health Care Providers & Services Total		56,784,673
Pharmaceuticals – 5.9%
AstraZeneca PLC, ADR	827,000	51,687,500
GlaxoSmithKline PLC, ADR	338,380	18,011,967
Novartis AG, ADR	676,610	39,541,089
Pfizer, Inc.	3,981,238	112,907,910
Sanofi-Aventis, ADR	303,400	13,492,198
Pharmaceuticals Total		235,640,664
Health Care Total		292,425,337
Industrials – 9.9%
Aerospace & Defense – 4.6%
Boeing Co.	691,100	54,493,235
General Dynamics Corp.	490,126	35,127,330
L-3 Communications Holdings, Inc. (a)	438,500	34,347,705
United Technologies Corp.	940,480	59,579,408
Aerospace & Defense Total		183,547,678
Electrical Equipment – 1.2%
ABB Ltd., ADR	3,470,000	45,734,600
Electrical Equipment Total		45,734,600
Industrial Conglomerates – 2.8%
General Electric Co.	3,135,016	110,666,065
Industrial Conglomerates Total		110,666,065

	Shares	Value ($)
Road & Rail – 1.3%
Burlington Northern Santa Fe Corp. (a)	374,000	27,466,560
Norfolk Southern Corp.	568,000	25,020,400
Road & Rail Total		52,486,960
Industrials Total		392,435,303
Information Technology – 3.6%
Computers & Peripherals – 1.4%
Hewlett-Packard Co.	1,511,080	55,441,525
Computers & Peripherals Total		55,441,525
Electronic Equipment & Instruments – 1.1%
Agilent Technologies, Inc. (b)	1,395,600	45,622,164
Electronic Equipment & Instruments Total		45,622,164
Semiconductors & Semiconductor Equipment – 1.1%
Fairchild Semiconductor International, Inc. (b)	912,500	17,063,750
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)	2,682,506	25,752,058
Semiconductors & Semiconductor Equipment Total		42,815,808
Information Technology Total		143,879,497
Materials – 3.5%
Chemicals – 0.6%
Rohm & Haas Co.	537,100	25,431,685
Chemicals Total		25,431,685
Construction Materials – 0.7%
Vulcan Materials Co. (a)	344,600	26,964,950
Construction Materials Total		26,964,950
Containers & Packaging – 0.3%
Crown Holdings, Inc. (b)	584,300	10,867,980
Containers & Packaging Total		10,867,980
Metals & Mining – 1.4%
Allegheny Technologies, Inc. (a)	298,700	18,576,153
Freeport-McMoRan Copper & Gold, Inc., Class B (a)	390,500	20,798,030
Phelps Dodge Corp.	207,000	17,532,900
Metals & Mining Total		56,907,083
Paper & Forest Products – 0.5%
Weyerhaeuser Co. (a)	294,600	18,126,738
Paper & Forest Products Total		18,126,738
Materials Total		138,298,436

See Accompanying Notes to Financial Statements.

48

Columbia Large Cap Value Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Telecommunication Services – 2.8%
Diversified Telecommunication Services – 2.8%
AT&T, Inc. (a)	1,775,151	57,798,917
Verizon Communications, Inc.	1,452,202	53,920,260
Diversified Telecommunication Services Total		111,719,177
Telecommunication Services Total		111,719,177
Utilities – 6.3%
Electric Utilities(a) – 5.5%
Edison International (a)	1,499,500	62,439,180
Entergy Corp.	745,593	58,327,740
Exelon Corp.	987,401	59,777,257
PPL Corp.	1,188,700	39,108,230
Electric Utilities Total		219,652,407
Multi-Utilities – 0.8%
PG&E Corp. (a)	740,443	30,839,451
Multi-Utilities Total		30,839,451
Utilities Total		250,491,858
Total Common Stocks (Cost of $3,158,279,635)		3,864,133,025

Convertible Bonds – 1.3%

	Par ($)
Communications – 1.3%
Media – 1.3%
Liberty Media Corp.
0.750% 03/30/23	45,700,000	50,327,125
Consumer Discretionary Total		50,327,125
Total Convertible Bonds (Cost of $50,074,106)		50,327,125

Convertible Preferred Stocks – 0.1%

	Shares
Financials – 0.1%
Insurance – 0.1%
Genworth Financial, Inc., 6.000%	136,100	5,144,580
Insurance Total		5,144,580
Financials Total		5,144,580
Total Convertible Preferred Stocks (Cost of $3,554,472)		5,144,580

	Shares	Value ($)
Securities Lending Collateral – 6.4%
State Street Navigator Securities Lending Prime Portfolio (c)	253,611,652	253,611,652
Total Securities Lending Collateral (Cost of $253,611,652)		253,611,652

Short-Term Obligation – 1.3%

	Par ($)
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by U.S. Government Agency Obligations with various maturities to 11/16/15, market value of $52,121,681 (repurchase proceeds $51,120,142)	51,098,000	51,098,000
Total Short-Term Obligation (Cost of $51,098,000)		51,098,000
Total Investments – 106.1% (Cost of $3,516,617,865)(d)		4,224,314,382
Other Assets & Liabilities, Net – (6.1)%		(242,192,539)
Net Assets – 100.0%		$3,982,121,843

Notes to Investment Portfolio:

(a)  All or a portion of this security is on loan at September 30, 2006. The total market value of securities on loan at September 30, 2006 is $245,912,812.

(b)  Non-income producing security.

(c)  Investment made with cash collateral received from securities lending activity.

(d)  Cost for federal income tax purposes is $3,516,617,865.

At September 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	32.2%
Energy	13.0
Industrials	9.9
Consumer Staples	9.5
Consumer Discretionary	9.0
Health Care	7.3
Securities Lending Collateral	6.4
Utilities	6.3
Information Technology	3.6
Materials	3.5
Telecommunication Services	2.8
Communications	1.3
Short-Term Obligation	1.3
Other Assets & Liabilities, Net	(6.1)
100.0%

Acronym	Name

ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

49

Investment Portfolio – Columbia Mid Cap Value Fund (September 30, 2006) (Unaudited)

Common Stocks – 96.2%

	Shares	Value ($)
Consumer Discretionary – 8.1%
Auto Components – 1.1%
BorgWarner, Inc.	246,300	14,080,971
Johnson Controls, Inc.	252,400	18,107,176
Auto Components Total		32,188,147
Hotels, Restaurants & Leisure – 1.0%
Starwood Hotels & Resorts Worldwide, Inc.	518,100	29,630,139
Hotels, Restaurants & Leisure Total		29,630,139
Household Durables – 0.5%
Centex Corp.	140,800	7,408,896
Lennar Corp., Class A	159,900	7,235,475
Household Durables Total		14,644,371
Leisure Equipment & Products – 0.5%
Hasbro, Inc.	692,400	15,752,100
Leisure Equipment & Products Total		15,752,100
Media – 1.2%
Dow Jones & Co., Inc.	662,100	22,206,834
Regal Entertainment Group, Class A	746,700	14,799,594
Media Total		37,006,428
Multi-Line Retail – 1.8%
Dollar General Corp.	1,019,800	13,899,874
Federated Department Stores, Inc.	566,310	24,470,255
J.C. Penney Co., Inc.	210,400	14,389,256
Multi-Line Retail Total		52,759,385
Specialty Retail – 2.0%
Office Depot, Inc. (a)	981,300	38,957,610
TJX Companies, Inc.	679,100	19,035,173
Specialty Retail Total		57,992,783
Consumer Discretionary Total		239,973,353
Consumer Staples – 7.5%
Beverages – 2.2%
Coca-Cola Enterprises, Inc.	988,500	20,590,455
Fomento Economico Mexicano SA de CV, ADR	226,000	21,908,440
Pepsi Bottling Group, Inc.	631,300	22,411,150
Beverages Total		64,910,045
Food & Staples Retailing – 1.3%
Kroger Co.	1,697,300	39,275,522
Food & Staples Retailing Total		39,275,522
Food Products – 1.9%
Dean Foods Co. (a)	875,300	36,780,106
Tyson Foods, Inc., Class A	1,229,300	19,521,284
Food Products Total		56,301,390

	Shares	Value ($)
Household Products – 1.3%
Clorox Co.	614,200	38,694,600
Household Products Total		38,694,600
Personal Products – 0.8%
Estee Lauder Companies, Inc., Class A	588,800	23,746,304
Personal Products Total		23,746,304
Consumer Staples Total		222,927,861
Energy – 6.4%
Energy Equipment & Services – 2.1%
ENSCO International, Inc.	167,800	7,354,674
National-Oilwell Varco, Inc. (a)	231,608	13,560,648
Rowan Companies, Inc.	204,300	6,462,009
Technip SA, ADR	266,700	15,193,899
Tidewater, Inc.	456,800	20,185,992
Energy Equipment & Services Total		62,757,222
Oil, Gas & Consumable Fuels – 4.3%
Hess Corp.	660,500	27,357,910
Marathon Oil Corp.	153,001	11,765,777
Newfield Exploration Co. (a)	586,200	22,592,148
Tesoro Corp.	252,600	14,645,748
Williams Companies, Inc.	1,148,100	27,405,147
XTO Energy, Inc.	528,221	22,253,951
Oil, Gas & Consumable Fuels Total		126,020,681
Energy Total		188,777,903
Financials – 30.1%
Capital Markets – 0.8%
Nuveen Investments, Inc., Class A	461,800	23,658,014
Capital Markets Total		23,658,014
Commercial Banks – 11.1%
Bank of Hawaii Corp.	631,400	30,408,224
City National Corp.	496,000	33,261,760
Comerica, Inc.	677,900	38,586,068
Cullen/Frost Bankers, Inc.	576,450	33,330,339
Marshall & Ilsley Corp.	927,500	44,686,950
Mercantile Bankshares Corp.	755,700	27,409,239
SVB Financial Group (a)	565,400	25,239,456
TCF Financial Corp.	769,400	20,227,526
UnionBanCal Corp.	503,000	30,632,700
Whitney Holding Corp.	450,900	16,128,693
Zions Bancorporation	353,450	28,208,845
Commercial Banks Total		328,119,800
Diversified Financial Services – 0.5%
CIT Group, Inc.	302,800	14,725,164
Diversified Financial Services Total		14,725,164

See Accompanying Notes to Financial Statements.

50

Columbia Mid Cap Value Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Insurance – 7.8%
ACE Ltd.	284,200	15,554,266
Ambac Financial Group, Inc.	525,950	43,522,362
Axis Capital Holdings Ltd.	484,000	16,789,960
Conseco, Inc. (a)	1,435,600	30,133,244
Genworth Financial, Inc., Class A	842,400	29,492,424
Lincoln National Corp.	359,500	22,317,760
Loews Corp.	753,600	28,561,440
Old Republic International Corp.	1,086,637	24,069,010
Platinum Underwriters Holdings Ltd.	694,600	21,414,518
Insurance Total		231,854,984
Real Estate Investment Trusts (REITs) – 6.9%
Archstone-Smith Trust	439,100	23,904,604
Boston Properties, Inc.	280,800	29,017,872
Equity Office Properties Trust	967,700	38,475,752
Equity Residential Property Trust	463,000	23,418,540
General Growth Properties, Inc.	608,400	28,990,260
Host Hotels & Resorts, Inc.	983,239	22,545,670
ProLogis Trust	634,100	36,181,746
Real Estate Investment Trusts (REITs) Total		202,534,444
Thrifts & Mortgage Finance – 3.0%
Golden West Financial Corp.	417,700	32,267,325
PMI Group Inc.	646,800	28,336,308
Sovereign Bancorp, Inc.	1,356,995	29,188,962
Thrifts & Mortgage Finance Total		89,792,595
Financials Total		890,685,001
Health Care – 5.2%
Health Care Equipment & Supplies – 1.5%
Beckman Coulter, Inc.	258,400	14,873,504
Hospira, Inc. (a)	785,500	30,061,085
Health Care Equipment & Supplies Total		44,934,589
Health Care Providers & Services – 2.0%
CIGNA Corp.	213,500	24,834,320
Community Health Systems, Inc. (a)	568,400	21,229,740
Universal Health Services, Inc., Class B	244,500	14,652,885
Health Care Providers & Services Total		60,716,945
Life Sciences Tools & Services – 1.2%
Millipore Corp. (a)	274,600	16,832,980
Varian, Inc. (a)	405,100	18,581,937
Life Sciences Tools & Services Total		35,414,917

	Shares	Value ($)
Pharmaceuticals – 0.5%
Mylan Laboratories, Inc.	701,800	14,127,234
Pharmaceuticals Total		14,127,234
Health Care Total		155,193,685
Industrials – 10.9%
Aerospace & Defense – 0.9%
L-3 Communications Holdings, Inc.	333,300	26,107,389
Aerospace & Defense Total		26,107,389
Commercial Services & Supplies – 0.5%
Equifax, Inc.	403,400	14,808,814
Commercial Services & Supplies Total		14,808,814
Construction & Engineering – 1.1%
Fluor Corp.	201,400	15,485,646
Jacobs Engineering Group, Inc. (a)	218,800	16,350,924
Construction & Engineering Total		31,836,570
Electrical Equipment – 0.9%
Cooper Industries Ltd., Class A	316,700	26,989,174
Electrical Equipment Total		26,989,174
Industrial Conglomerates – 1.4%
McDermott International, Inc. (a)	392,400	16,402,320
Textron, Inc.	303,700	26,573,750
Industrial Conglomerates Total		42,976,070
Machinery – 3.9%
Barnes Group, Inc.	1,355,706	23,806,198
Dover Corp.	453,300	21,504,552
Harsco Corp.	196,900	15,289,285
JLG Industries, Inc.	716,900	14,201,789
Kennametal, Inc.	353,000	19,997,450
Parker Hannifin Corp.	271,200	21,080,376
Machinery Total		115,879,650
Marine – 0.9%
Alexander & Baldwin, Inc.	569,900	25,286,463
Marine Total		25,286,463
Road & Rail – 1.3%
Canadian Pacific Railway Ltd.	476,000	23,676,240
Norfolk Southern Corp.	339,000	14,932,950
Road & Rail Total		38,609,190
Industrials Total		322,493,320
Information Technology – 8.3%
Communications Equipment – 0.4%
CommScope, Inc. (a)	374,600	12,309,356
Communications Equipment Total		12,309,356

See Accompanying Notes to Financial Statements.

51

Columbia Mid Cap Value Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Computers & Peripherals – 0.0%
Seagate Technology, Inc., Escrow Shares (a)(b)	105,800	1,058
Computers & Peripherals Total		1,058
Electronic Equipment & Instruments – 3.2%
Agilent Technologies, Inc. (a)	1,069,700	34,968,493
Arrow Electronics, Inc. (a)	814,000	22,328,020
Mettler-Toledo International, Inc. (a)	210,700	13,937,805
Tektronix, Inc.	770,450	22,289,119
Electronic Equipment & Instruments Total		93,523,437
IT Services – 0.5%
Mastercard, Inc., Class A	189,972	13,364,530
IT Services Total		13,364,530
Semiconductors & Semiconductor Equipment – 2.6%
Fairchild Semiconductor International, Inc. (a)	718,400	13,434,080
Freescale Semiconductor, Inc., Class A (a)	590,500	22,468,525
KLA-Tencor Corp.	344,900	15,337,703
Lam Research Corp. (a)	166,500	7,547,445
Novellus Systems, Inc. (a)	259,900	7,188,834
NVIDIA Corp. (a)	413,300	12,229,547
Semiconductors & Semiconductor Equipment Total		78,206,134
Software – 1.6%
Activision, Inc. (a)	959,933	14,494,988
Cadence Design Systems, Inc. (a)	739,500	12,541,920
Electronic Arts, Inc. (a)	201,800	11,236,224
Synopsys, Inc. (a)	457,900	9,029,788
Software Total		47,302,920
Information Technology Total		244,707,435
Materials – 6.9%
Chemicals – 3.5%
Air Products & Chemicals, Inc.	497,900	33,045,623
Ashland, Inc.	227,500	14,509,950
Cytec Industries, Inc.	232,100	12,902,439
PPG Industries, Inc.	328,700	22,049,196
Rohm & Haas Co.	431,400	20,426,790
Chemicals Total		102,933,998
Construction Materials – 1.1%
Martin Marietta Materials, Inc.	178,200	15,079,284
Vulcan Materials Co.	210,300	16,455,975
Construction Materials Total		31,535,259
Containers & Packaging – 1.4%
Crown Holdings, Inc. (a)	1,161,400	21,602,040
Packaging Corp. of America	922,800	21,408,960
Containers & Packaging Total		43,011,000

	Shares	Value ($)
Metals & Mining – 0.9%
Allegheny Technologies, Inc.	209,500	13,028,805
Freeport-McMoRan Copper & Gold, Inc., Class B	252,300	13,437,498
Metals & Mining Total		26,466,303
Materials Total		203,946,560
Utilities – 12.8%
Electric Utilities – 6.8%
Edison International	1,209,300	50,355,252
Entergy Corp.	681,200	53,290,276
FPL Group, Inc.	653,200	29,394,000
Hawaiian Electric Industries, Inc.	681,900	18,452,214
PPL Corp.	1,463,000	48,132,700
Electric Utilities Total		199,624,442
Gas Utilities – 0.7%
AGL Resources, Inc.	596,600	21,775,900
Gas Utilities Total		21,775,900
Independent Power Producers & Energy Traders – 0.6%
AES Corp. (a)	848,000	17,290,720
Independent Power Producers & Energy Traders Total		17,290,720
Multi-Utilities – 4.7%
Energy East Corp.	566,800	13,444,496
PG&E Corp.	1,547,000	64,432,550
Sempra Energy	503,900	25,320,975
Wisconsin Energy Corp.	840,800	36,272,112
Multi-Utilities Total		139,470,133
Utilities Total		378,161,195
Total Common Stocks (Cost of $2,342,892,021)		2,846,866,313
Investment Company – 0.5%
iShares Russell Mid Cap Value Index Fund	107,300	14,606,749
Total Investment Company (Cost of $13,564,276)		14,606,749

See Accompanying Notes to Financial Statements.

52

Columbia Mid Cap Value Fund (September 30, 2006) (Unaudited)

Short-Term Obligation – 3.8%

	Par ($)	Value ($)
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by a U.S. Government Obligation maturing 11/16/15, market value of $115,065,694 (repurchase proceeds $112,853,882)	112,805,000	112,805,000
Total Short-Term Obligation (Cost of $112,805,000)		112,805,000
Total Investments – 100.5% (Cost of $2,469,261,297)(c)		2,974,278,062
Other Assets & Liabilities, Net – (0.5)%		(14,535,662)
Net Assets – 100.0%		$2,959,742,400

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)  Cost for federal income tax purposes is $2,469,261,297.

At September 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	30.1%
Utilities	12.8
Industrials	10.9
Information Technology	8.3
Consumer Discretionary	8.1
Consumer Staples	7.5
Materials	6.9
Energy	6.4
Health Care	5.2
Investment Company	0.5
Short-Term Obligation	3.8
Other Assets & Liabilities, Net	(0.5)
100.0%

Acronym	Name

ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

53

Investment Portfolio – Columbia Small Cap Value Fund II (September 30, 2006) (Unaudited)

Common Stocks – 96.3%

	Shares	Value ($)
Consumer Discretionary – 12.4%
Auto Components – 1.7%
Tenneco Automotive, Inc. (a)	124,100	2,902,699
Visteon Corp. (a)	309,000	2,518,350
Auto Components Total		5,421,049
Distributors – 0.8%
Keystone Automotive Industries, Inc. (a)	67,000	2,547,340
Distributors Total		2,547,340
Diversified Consumer Services – 0.7%
Stewart Enterprises, Inc., Class A	360,000	2,109,600
Diversified Consumer Services Total		2,109,600
Hotels, Restaurants & Leisure – 1.6%
O'Charleys, Inc. (a)	135,000	2,560,950
Ruby Tuesday, Inc.	96,000	2,706,240
Hotels, Restaurants & Leisure Total		5,267,190
Household Durables – 1.6%
Helen of Troy Ltd. (a)	151,800	2,665,608
Hovnanian Enterprises, Inc., Class A (a)	87,200	2,558,448
Household Durables Total		5,224,056
Media – 1.2%
Carmike Cinemas, Inc.	56,175	965,087
World Wrestling Entertainment, Inc.	170,500	2,801,315
Media Total		3,766,402
Specialty Retail – 1.3%
AnnTaylor Stores Corp. (a)	36,000	1,506,960
Genesco, Inc. (a)	79,000	2,723,130
Specialty Retail Total		4,230,090
Textiles, Apparel & Luxury Goods – 3.5%
Brown Shoe Co., Inc.	89,500	3,207,680
Phillips-Van Heusen Corp.	81,600	3,408,432
Quiksilver, Inc. (a)	159,500	1,937,925
Unifirst Corp./MA	86,000	2,686,640
Textiles, Apparel & Luxury Goods Total		11,240,677
Consumer Discretionary Total		39,806,404
Consumer Staples – 3.1%
Beverages – 0.7%
Cott Corp. (a)	127,200	2,184,024
Beverages Total		2,184,024

	Shares	Value ($)
Household Products – 0.9%
Central Garden & Pet Co. (a)	61,500	2,967,990
Household Products Total		2,967,990
Personal Products – 1.5%
Chattem, Inc. (a)	82,500	2,897,400
Inter Parfums, Inc.	100,554	1,914,548
Personal Products Total		4,811,948
Consumer Staples Total		9,963,962
Energy – 4.8%
Energy Equipment & Services – 2.3%
Dresser-Rand Group, Inc. (a)	120,900	2,466,360
Key Energy Services, Inc. (a)	203,000	2,760,800
Universal Compression Holdings, Inc. (a)	43,500	2,325,075
Energy Equipment & Services Total		7,552,235
Oil, Gas & Consumable Fuels – 2.5%
Arlington Tankers	129,200	2,914,752
Encore Acquisition Co. (a)	88,400	2,151,656
OMI Corp.	131,000	2,844,010
Oil, Gas & Consumable Fuels Total		7,910,418
Energy Total		15,462,653
Financials – 31.2%
Capital Markets – 4.1%
Affiliated Managers Group, Inc. (a)	28,800	2,883,168
American Capital Strategies	40,200	1,586,694
Apollo Investment Corp.	178,329	3,657,528
Cowen Group, Inc. (a)	118,900	1,879,809
Lazard Ltd., Class A	80,300	3,210,394
Capital Markets Total		13,217,593
Commercial Banks – 11.8%
Bancorpsouth, Inc.	118,500	3,289,560
Cardinal Financial Corp.	239,985	2,630,235
Colonial BancGroup, Inc.	122,400	2,998,800
Community Bank System, Inc.	109,000	2,415,440
First Midwest Bancorp, Inc.	82,200	3,114,558
First Republic Bank	64,600	2,749,376
First State Bancorporation	108,400	2,815,148
Independent Bank Corp	83,500	2,715,420
Placer Sierra Bancshares	129,100	2,867,311
Prosperity Bancshares, Inc.	94,000	3,199,760
Seacoast Banking Corp. of Florida	113,100	3,415,620
SVB Financial Group (a)	66,800	2,981,952
Umpqua Holdings Corp.	99,700	2,851,420
Commercial Banks Total		38,044,600

See Accompanying Notes to Financial Statements.

54

Columbia Small Cap Value Fund II (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Insurance – 6.0%
Argonaut Group, Inc. (a)	105,000	3,258,150
Delphi Financial Group, Inc., Class A	87,000	3,469,560
National Financial Partners Corp.	81,000	3,323,430
NYMAGIC, Inc.	81,400	2,580,380
Platinum Underwriters Holdings Ltd.	117,600	3,625,608
Zenith National Insurance Corp.	78,000	3,111,420
Insurance Total		19,368,548
Real Estate Investment Trusts (REITs) – 7.6%
Alexandria Real Estate Equities, Inc.	31,900	2,992,220
Equity Inns, Inc.	148,100	2,357,752
LaSalle Hotel Properties	66,500	2,882,110
LTC Properties, Inc.	129,400	3,137,950
Mid-America Apartment Communities, Inc.	60,000	3,673,200
OMEGA Healthcare Investors, Inc.	99,700	1,496,497
SL Green Realty Corp.	13,600	1,519,120
Tanger Factory Outlet Centers, Inc.	95,000	3,383,900
U-Store-It Trust	145,100	3,113,846
Real Estate Investment Trusts (REITs) Total		24,556,595
Thrifts & Mortgage Finance – 1.7%
BankAtlantic Bancorp, Inc., Class A	191,000	2,716,020
First Niagara Financial Group, Inc.	183,036	2,668,665
Thrifts & Mortgage Finance Total		5,384,685
Financials Total		100,572,021
Health Care – 4.1%
Health Care Equipment & Supplies – 1.0%
Medical Action Industries, Inc. (a)	126,100	3,390,829
Health Care Equipment & Supplies Total		3,390,829
Health Care Providers & Services – 3.1%
AMN Healthcare Services, Inc. (a)	131,000	3,111,250
LifePoint Hospitals, Inc. (a)	99,000	3,496,680
Res-Care, Inc. (a)	169,000	3,395,210
Health Care Providers & Services Total		10,003,140
Health Care Total		13,393,969
Industrials – 14.7%
Aerospace & Defense – 1.4%
AAR Corp. (a)	109,900	2,620,016
Esterline Technologies Corp. (a)	52,300	1,765,648
Aerospace & Defense Total		4,385,664

	Shares	Value ($)
Airlines – 0.8%
Alaska Air Group, Inc. (a)	68,400	2,601,936
Airlines Total		2,601,936
Commercial Services & Supplies – 3.1%
ABM Industries, Inc.	169,000	3,170,440
FTI Consulting, Inc. (a)	135,400	3,393,124
Watson Wyatt & Co. Holdings	82,000	3,355,440
Commercial Services & Supplies Total		9,919,004
Construction & Engineering – 1.7%
Comfort Systems USA, Inc.	190,000	2,177,400
Washington Group International, Inc. (a)	58,100	3,419,766
Construction & Engineering Total		5,597,166
Electrical Equipment – 0.6%
LSI Industries, Inc.	114,500	1,860,625
Electrical Equipment Total		1,860,625
Machinery – 4.8%
AGCO Corp. (a)	123,800	3,138,330
Barnes Group, Inc.	176,000	3,090,560
Crane Co.	80,500	3,364,900
Gardner Denver, Inc. (a)	88,000	2,911,040
JLG Industries, Inc.	149,450	2,960,604
Machinery Total		15,465,434
Road & Rail – 0.8%
Swift Transportation Co., Inc. (a)	105,700	2,507,204
Road & Rail Total		2,507,204
Trading Companies & Distributors – 1.5%
GATX Corp.	84,500	3,495,765
H&E Equipment Services, Inc. (a)	61,000	1,487,790
Trading Companies & Distributors Total		4,983,555
Industrials Total		47,320,588
Information Technology – 15.6%
Communications Equipment – 2.5%
3Com Corp. (a)	451,800	1,992,438
CommScope, Inc. (a)	106,500	3,499,590
EMS Technologies, Inc. (a)	133,764	2,512,088
Communications Equipment Total		8,004,116
Computers & Peripherals – 1.5%
Brocade Communications Systems, Inc. (a)	291,700	2,059,402
Electronics for Imaging, Inc. (a)	124,800	2,855,424
Computers & Peripherals Total		4,914,826
Electronic Equipment & Instruments – 4.5%
Aeroflex, Inc. (a)	207,900	2,137,212
Benchmark Electronics, Inc. (a)	117,400	3,155,712

See Accompanying Notes to Financial Statements.

55

Columbia Small Cap Value Fund II (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Coherent, Inc. (a)	78,800	2,731,208
Gerber Scientific, Inc. (a)	168,000	2,516,640
Merix Corp. (a)	121,900	1,171,459
Park Electrochemical Corp.	84,800	2,686,464
Electronic Equipment & Instruments Total		14,398,695
Internet Software & Services – 0.7%
webMethods, Inc. (a)	292,100	2,234,565
Internet Software & Services Total		2,234,565
IT Services – 1.9%
MPS Group, Inc. (a)	210,000	3,173,100
Sykes Enterprises, Inc. (a)	140,600	2,861,210
IT Services Total		6,034,310
Semiconductors & Semiconductor Equipment – 2.4%
Cypress Semiconductor Corp. (a)	161,300	2,866,301
Kulicke & Soffa Industries, Inc. (a)	266,300	2,354,092
RF Micro Devices, Inc. (a)	340,300	2,579,474
Semiconductors & Semiconductor Equipment Total		7,799,867
Software – 2.1%
i2 Technologies, Inc. (a)	104,000	1,947,920
Lawson Software, Inc. (a)	294,000	2,131,500
TIBCO Software, Inc. (a)	292,200	2,623,956
Software Total		6,703,376
Information Technology Total		50,089,755
Materials – 4.8%
Chemicals – 0.8%
Westlake Chemical Corp.	82,500	2,640,825
Chemicals Total		2,640,825
Containers & Packaging – 1.0%
Crown Holdings, Inc. (a)	167,100	3,108,060
Containers & Packaging Total		3,108,060
Metals & Mining – 2.2%
AMCOL International Corp.	89,200	2,221,972
Carpenter Technology Corp.	26,500	2,849,015
Steel Dynamics, Inc.	41,300	2,083,585
Metals & Mining Total		7,154,572
Paper & Forest Products – 0.8%
Glatfelter Co.	191,000	2,588,050
Paper & Forest Products Total		2,588,050
Materials Total		15,491,507

	Shares	Value ($)
Telecommunication Services – 1.0%
Diversified Telecommunication Services – 1.0%
Cincinnati Bell, Inc. (a)	646,800	3,117,576
Diversified Telecommunication Services Total		3,117,576
Telecommunication Services Total		3,117,576
Utilities – 4.6%
Electric Utilities – 0.9%
ITC Holdings Corp.	93,200	2,907,840
Electric Utilities Total		2,907,840
Gas Utilities – 1.9%
Atmos Energy Corp.	101,500	2,897,825
New Jersey Resources Corp.	64,700	3,189,710
Gas Utilities Total		6,087,535
Multi-Utilities – 1.8%
PNM Resources, Inc.	113,900	3,140,223
WPS Resources Corp.	54,300	2,694,909
Multi-Utilities Total		5,835,132
Utilities Total		14,830,507
Total Common Stocks (Cost of $261,535,038)		310,048,942

Short-Term Obligation – 3.4%

	Par ($)
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by a U.S. Government Obligation maturing 11/16/15, market value of $11,115,769 (repurchase proceeds $10,901,722)	10,897,000	10,897,000
Total Short-Term Obligation (Cost of $10,897,000)		10,897,000
Total Investments – 99.7% (Cost of $272,432,038)(b)		320,945,942
Other Assets & Liabilities, Net – 0.3%		861,524
Net Assets – 100.0%		$321,807,466

See Accompanying Notes to Financial Statements.

56

Columbia Small Cap Value Fund II (September 30, 2006) (Unaudited)

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $272,432,038.

At September 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	31.2%
Information Technology	15.6
Industrials	14.7
Consumer Discretionary	12.4
Materials	4.8
Energy	4.8
Utilities	4.6
Health Care	4.1
Consumer Staples	3.1
Telecommunication Services	1.0
Short–Term Obligation	3.4
Other Assets & Liabilities, Net	0.3
100.0%

See Accompanying Notes to Financial Statements.

57

Investment Portfolio – Columbia Marsico Growth Fund (September 30, 2006) (Unaudited)

Investment Company – 100.1%

Value ($)
Investment in Columbia Funds Master Investment Trust, Columbia Marsico Growth Master Portfolio (a)	4,680,407,896
Total Investments – 100.1%	4,680,407,896
Other Assets & Liabilities, Net – (0.1)%	(7,241,388)
Net Assets – 100.0%	$4,673,166,508

Notes to Investment Portfolio:

(a)  The financial statements of the Columbia Marsico Growth Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Columbia Marsico Growth Fund's financial statements.

Columbia Marsico Growth Fund invests only in Columbia Marsico Growth Master Portfolio. At September 30, 2006, Columbia Marsico Growth Fund owned 98.3% of Columbia Marsico Growth Master Portfolio. Columbia Marsico Growth Master Portfolio was invested in the following sectors at September 30, 2006:

Sector	% of Net Assets
Consumer Discretionary	20.3%
Industrials	19.5
Financials	19.3
Health Care	15.9
Consumer Staples	7.4
Information Technology	3.8
Energy	3.1
Materials	2.3
Telecommunication Services	1.4
Consumer Cyclical	1.3
Short-Term Obligation	4.6
Other Assets & Liabilities, Net	1.1
100.0%

See Accompanying Notes to Financial Statements.

58

Investment Portfolio – Columbia Large Cap Core Fund (September 30, 2006) (Unaudited)

Investment Company – 101.1%

Value ($)
Investment in Columbia Funds Master Investment Trust, Columbia Large Cap Core Master Portfolio (a)	1,602,115,562
Total Investments – 101.1%	1,602,115,562
Other Assets & Liabilities, Net – (1.1)%	(17,476,188)
Net Assets – 100.0%	$1,584,639,374

Notes to Investment Portfolio:

(a)  The financial statements of the Columbia Large Cap Core Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Columbia Large Cap Core Fund's financial statements.

Columbia Large Cap Core Fund invests only in Columbia Large Cap Core Master Portfolio. At September 30, 2006 Columbia Large Cap Core Fund owned 99.1% of Columbia Large Cap Core Master Portfolio. Columbia Large Cap Core Master Portfolio was invested in the following sectors at September 30, 2006:

Sector	% of Net Assets
Financials	21.9%
Information Technology	15.1
Health Care	12.7
Industrials	11.1
Consumer Discretionary	10.4
Energy	9.4
Consumer Staples	9.3
Utilities	3.4
Telecommunication Services	3.0
Materials	2.7
Short-Term Obligation	0.4
Other Assets & Liabilities, Net	0.6
100.0%

See Accompanying Notes to Financial Statements.

59

Investment Portfolio – Columbia Marsico Focused Equities Fund (September 30, 2006) (Unaudited)

Investment Company – 100.1%

Value ($)
Investment in Columbia Funds Master Investment Trust, Columbia Marsico Focused Equities Master Portfolio (a)	4,146,985,386
Total Investments – 100.1%	4,146,985,386
Other Assets & Liabilities, Net – (0.1)%	(2,710,821)
Net Assets – 100.0%	$4,144,274,565

Notes to Investment Portfolio:

(a)  The financial statements of the Columbia Marsico Focused Equities Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Columbia Marsico Focused Equities Fund's financial statements.

Columbia Marsico Focused Equities Fund invests only in Marsico Focused Equities Master Portfolio. At September 30, 2006, Columbia Marsico Focused Equities Fund owned 99.5% of Columbia Marsico Focused Equities Master Portfolio. Columbia Marsico Focused Equities Master Portfolio was invested in the following sectors at September 30, 2006:

Sector	% of Net Assets
Consumer Discretionary	25.2%
Financials	19.8
Industrials	15.6
Health Care	15.2
Information Technology	8.6
Consumer Staples	5.8
Energy	3.1
Short-Term Obligation	7.1
Other Assets & Liabilities, Net	(0.4)
100.0%

See Accompanying Notes to Financial Statements.

60

Investment Portfolio – Columbia Marsico 21st Century Fund (September 30, 2006) (Unaudited)

Common Stocks – 93.6%

	Shares	Value ($)
Consumer Discretionary – 21.0%
Hotels, Restaurants & Leisure – 11.3%
Las Vegas Sands Corp. (a)	1,080,403	73,845,545
Station Casinos, Inc.	1,659,794	95,985,887
Wynn Resorts Ltd. (a)	996,561	67,776,114
Hotels, Restaurants & Leisure Total		237,607,546
Media – 4.7%
Cablevision Systems Corp., Class A (a)	2,377,401	53,990,777
Comcast Corp., Class A (a)	1,237,322	45,595,315
Media Total		99,586,092
Multi-Line Retail – 3.4%
Nordstrom, Inc.	1,699,276	71,879,375
Multi-Line Retail Total		71,879,375
Specialty Retail – 1.0%
Gymboree Corp. (a)	482,103	20,335,104
Specialty Retail Total		20,335,104
Textiles, Apparel & Luxury Goods – 0.6%
True Religion Apparel, Inc. (a)	593,007	12,518,378
Textiles, Apparel & Luxury Goods Total		12,518,378
Consumer Discretionary Total		441,926,495
Consumer Staples – 5.0%
Beverages – 3.0%
Heineken Holding NV	1,603,857	63,035,545
Beverages Total		63,035,545
Food Products – 1.5%
Hershey Co.	586,413	31,343,775
Food Products Total		31,343,775
Personal Products – 0.5%
Bare Escentuals, Inc. (a)	439,457	11,931,257
Personal Products Total		11,931,257
Consumer Staples Total		106,310,577
Financials – 29.5%
Capital Markets – 11.0%
Evercore Partners, Inc., Class A (a)	215,465	6,205,392
Franklin Resources, Inc.	271,267	28,686,486
Goldman Sachs Group, Inc.	366,612	62,019,752
Jefferies Group, Inc.	1,328,384	37,858,944
UBS AG, Registered Shares	1,621,163	96,847,475
Capital Markets Total		231,618,049

	Shares	Value ($)
Commercial Banks – 6.2%
Banco Itau Holding Financeira SA, ADR	1,429,114	42,873,420
China Merchants Bank Co., Ltd. (a)	880,500	1,240,960
Erste Bank der Oesterreichischen Sparkassen AG	465,588	28,960,484
Wells Fargo & Co.	1,623,426	58,735,553
Commercial Banks Total		131,810,417
Insurance – 2.5%
Genworth Financial, Inc., Class A	1,482,215	51,892,347
Insurance Total		51,892,347
Real Estate Investment Trusts (REITs) – 5.0%
Crystal River Capital (b)(c)	233,425	5,179,701
Government Properties Trust, Inc.	1,087,015	9,804,875
KKR Financial Corp.	1,985,419	48,722,182
ProLogis Trust	484,459	27,643,231
Redwood Trust, Inc.	265,836	13,390,159
Real Estate Investment Trusts (REITs) Total		104,740,148
Real Estate Management & Development – 4.8%
CB Richard Ellis Group, Inc., Class A (a)	1,207,367	29,701,228
St. Joe Co.	1,298,772	71,263,620
Real Estate Management & Development Total		100,964,848
Financials Total		621,025,809
Health Care – 16.5%
Biotechnology – 9.3%
Amylin Pharmaceuticals, Inc. (a)	2,067,372	91,109,084
Genentech, Inc. (a)	503,756	41,660,621
Genzyme Corp. (a)	937,364	63,243,949
Biotechnology Total		196,013,654
Health Care Providers & Services – 5.0%
UnitedHealth Group, Inc.	2,130,472	104,819,223
Health Care Providers & Services Total		104,819,223
Life Sciences Tools & Services – 0.4%
Diversa Corp. (a)	1,183,898	9,494,862
Life Sciences Tools & Services Total		9,494,862

See Accompanying Notes to Financial Statements.

61

Columbia Marsico 21st Century Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Pharmaceuticals – 1.8%
Roche Holding AG, Genusschein Shares	219,225	37,925,040
Pharmaceuticals Total		37,925,040
Health Care Total		348,252,779
Industrials – 14.2%
Aerospace & Defense – 8.5%
DRS Technologies, Inc.	1,221,059	53,323,647
General Dynamics Corp.	913,041	65,437,648
United Technologies Corp.	964,049	61,072,504
Aerospace & Defense Total		179,833,799
Machinery – 1.2%
American Railcar Industries, Inc.	828,252	24,110,416
Machinery Total		24,110,416
Road & Rail – 4.5%
Burlington Northern Santa Fe Corp.	965,484	70,905,145
Genesee & Wyoming, Inc., Class A (a)	1,051,769	24,422,076
Road & Rail Total		95,327,221
Industrials Total		299,271,436
Information Technology – 7.4%
Communications Equipment – 3.9%
Cisco Systems, Inc. (a)	3,527,035	81,121,805
Communications Equipment Total		81,121,805
Internet Software & Services – 0.6%
Akamai Technologies, Inc. (a)	244,605	12,227,804
Internet Software & Services Total		12,227,804
Semiconductors & Semiconductor Equipment – 2.9%
Texas Instruments, Inc.	1,864,429	61,992,264
Semiconductors & Semiconductor Equipment Total		61,992,264
Information Technology Total		155,341,873
Total Common Stocks (Cost of $1,817,782,704)		1,972,128,969

Short-Term Obligation – 7.0%

	Par ($)	Value ($)
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by U.S. Government Obligations with various maturities to 06/29/07, market value of $150,372,032 (repurchase proceeds $147,486,883)	147,423,000	147,423,000
Total Short-Term Obligation (Cost of $147,423,000)		147,423,000
Total Investments – 100.6% (Cost of $1,965,205,704)(d)		2,119,551,969
Other Assets & Liabilities, Net – (0.6)%		(11,797,178)
Net Assets – 100.0%		$2,107,754,791

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of this security, which is not illiquid, amounted to $5,179,701, which represents 0.2% of net assets.

(d) Cost for federal income tax purposes is $1,965,205,704.

At September 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	29.5%
Consumer Discretionary	21.0
Health Care	16.5
Industrials	14.2
Information Technology	7.4
Consumer Staples	5.0
Short-Term Obligation	7.0
Other Assets & Liabilities, Net	(0.6)
100.0%

Acronym	Name

ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

62

Investment Portfolio – Columbia Small Cap Growth Fund II (September 30, 2006) (Unaudited)

Investment Company – 98.8%

Value ($)
Investment in Columbia Funds Master Investment Trust, Columbia Small Cap Growth Master Portfolio II (a)	579,465,027
Total Investments – 98.8%	579,465,027
Other Assets & Liabilities, Net – 1.2%	6,995,363
Net Assets – 100.0%	$586,460,390

Notes to Investment Portfolio:

(a)  The financial statements of the Columbia Small Cap Growth Master Portfolio II, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Columbia Small Cap Growth Fund II's financial statements.

Columbia Small Cap Growth Fund II invests only in Columbia Small Cap Growth Fund Master Portfolio II. At September 30, 2006, Columbia Small Cap Growth Fund II owned 98.7% of Columbia Small Cap Growth Fund Master Portfolio II. Columbia Small Cap Growth Fund Master Portfolio II was invested in the following sectors at September 30, 2006:

Sector	% of Net Assets
Information Technology	27.0%
Health Care	16.6
Consumer Discretionary	15.3
Industrials	13.6
Financials	11.3
Energy	6.7
Materials	2.2
Telecommunication Services	1.7
Consumer Staples	0.5
Investment Companies	1.5
Short-Term Obligation	2.6
Other Assets & Liabilities, Net	1.0
100.0%

See Accompanying Notes to Financial Statements.

63

Statements of Assets and Liabilities – Stock Funds (September 30, 2006) (Unaudited)

	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
	Convertible Securities Fund	Asset Allocation Fund II	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund II	Growth Fund	Large Cap Core Fund	Focused Equities Fund	21st Century Fund	Small Cap Growth Fund II
Assets
Unaffiliated investments, at identified cost	1,102,412,685	142,152,969	3,516,617,865	2,469,261,297	272,432,038	—	—	—	1,965,205,704	—
Investment in Master Portfolio, at identified cost	—	—	—	—	—	4,084,605,234	1,428,979,442	3,362,164,181	—	527,660,287
Total investments, at identified cost	1,102,412,685	142,152,969	3,516,617,865	2,469,261,297	272,432,038	4,084,605,234	1,428,979,442	3,362,164,181	1,965,205,704	527,660,287
Unaffiliated investments, at value (a)	1,169,286,525	164,155,341	4,224,314,382	2,974,278,062	320,945,942	—	—	—	2,119,551,969	—
Investment in Master Portfolio, at value	—	—	—	—	—	4,680,407,896	1,602,115,562	4,146,985,386	—	579,465,027
Total investments, at value	1,169,286,525	164,155,341	4,224,314,382	2,974,278,062	320,945,942	4,680,407,896	1,602,115,562	4,146,985,386	2,119,551,969	579,465,027
Cash	3,827,184	994	612	582	545	—	—	—	5,218,705	—
Foreign currency (cost of $—, $—, $—, $—, $—, $—, $—, $—, $4,671 and $—)	—	—	—	—	—	—	—	—	4,669	—
Receivable for:
Investments sold	1,514,140	4,077,048	34,844,825	—	1,295,254	—	—	—	—	—
Fund shares sold	224,489	13,546	6,693,738	15,440,305	2,200,621	14,730,444	8,113,974	7,897,416	18,802,530	8,399,337
Interest	5,777,515	385,490	187,089	32,588	3,148	—	—	—	42,589	—
Dividends	504,683	138,013	6,307,663	4,183,074	478,980	—	—	—	565,523	—
Foreign tax reclaim	—	131	31,808	—	—	—	—	—	333,352	—
Securities lending	—	—	16,453	—	—	—	—	—	—	—
Expense reimbursement due from Investment Advisor	—	—	—	—	—	—	—	—	—	—
Deferred Trustees' compensation plan	—	—	79,883	53,498	—	—	—	—	—	34,771
Other assets	—	—	349,596	165,862	—	57,762	—	9,557	232,053	—
Total assets	1,181,134,536	168,770,563	4,272,826,049	2,994,153,971	324,924,490	4,695,196,102	1,610,229,536	4,154,892,359	2,144,751,390	587,899,135
Liabilities
Collateral on securities loaned	—	—	253,611,652	—	—	—	—	—	—	—
Payable for:
Investments purchased	8,069,420	5,767,722	27,868,779	26,592,878	2,242,076	—	—	—	32,817,927	—
Fund shares redeemed	1,981,513	829,265	6,157,871	5,427,949	528,893	19,772,812	25,078,384	8,193,422	2,067,539	751,021
Investments purchased on a delayed delivery basis	—	1,812,019	—	—	—	—	—	—	—	—
Investment advisory fee	598,416	78,846	1,474,276	1,282,807	175,524	—	—	—	1,092,785	—
Administration fee	152,816	9,238	516,300	386,659	34,037	438,400	151,232	390,720	353,810	32,356
Transfer agent fee	21,291	26,814	11,226	—	6,730	360,583	115,318	541,598	—	38,317
Pricing and bookkeeping fees	13,088	126	13,252	13,380	8,655	4,588	4,588	4,588	672	4,588
Merger costs	—	—	—	—	—	—	—	—	—	406,850
Trustees' fees	73,384	72,816	111,482	37,201	44,799	117,526	55,681	36,656	49,432	36,177
Custody fee	26,512	1,425	21,357	2,007	3,341	17	—	17	4,594	126
Legal fee	43,535	50,429	25,441	60,436	16,928	41,676	39,221	41,744	43,330	38,588
Reports to shareholders	—	42,853	—	—	14,726	159,067	61,312	219,413	—	23,168
Distribution and service fees	202,189	40,821	808,937	551,006	15,214	1,131,175	74,532	1,185,886	562,916	42,346
Chief compliance officer expenses	2,555	1,069	3,750	3,750	1,273	3,750	3,134	3,750	3,594	1,496
Deferred Trustees' fees	—	—	79,883	53,498	—	—	—	—	—	34,771
Other liabilities	15,698	10,356	—	—	24,828	—	6,760	—	—	28,941
Total liabilities	11,200,417	8,743,799	290,704,206	34,411,571	3,117,024	22,029,594	25,590,162	10,617,794	36,996,599	1,438,745
Net Assets	1,169,934,119	160,026,764	3,982,121,843	2,959,742,400	321,807,466	4,673,166,508	1,584,639,374	4,144,274,565	2,107,754,791	586,460,390
Net Assets consist of
Paid-in capital	1,038,150,530	151,327,108	3,184,482,723	2,351,461,302	263,569,102	4,258,660,342	1,445,677,944	3,630,613,840	1,968,858,255	505,678,683
Undistributed (overdistributed) net investment income	(260,564)	52,016	1,281,772	2,365,013	955,279	—	8,572,725	—	952,422	(1,543,081)
Accumulated net investment loss	—	—	—	—	—	(521,575)	—	(1,083,508)	—	—
Accumulated net realized gain (loss)	65,170,313	(13,354,732)	88,660,831	100,899,484	8,769,181	(180,774,921)	(42,747,415)	(270,076,972)	(16,408,532)	30,520,048
Unrealized appreciation (depreciation) on:
Investments	66,873,840	22,002,372	707,696,517	505,016,765	48,513,904	595,802,662	173,136,120	784,821,205	154,346,265	51,804,740
Foreign currency translations	—	—	—	(164)	—	—	—	—	6,381	—
Net Assets	1,169,934,119	160,026,764	3,982,121,843	2,959,742,400	321,807,466	4,673,166,508	1,584,639,374	4,144,274,565	2,107,754,791	586,460,390

(a)  Columbia Large Cap Value Fund amount includes securities on loan of $245,912,812.

See Accompanying Notes to Financial Statements.

64

See Accompanying Notes to Financial Statements.

65

Statements of Assets and Liabilities – Stock Funds (September 30, 2006) (Unaudited) (continued)

	Convertible Securities Fund	Asset Allocation Fund II	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund II	Growth Fund	Large Cap Core Fund	Focused Equities Fund	21st Century Fund	Small Cap Growth Fund II
Class A
Net assets	$334,494,170	$115,489,687	$1,190,910,781	$1,034,182,190	$44,909,856	$2,200,657,664	$194,580,713	$2,161,590,124	$1,272,935,280	$200,452,561
Shares outstanding	19,900,742	5,054,208	82,216,986	73,119,397	3,429,394	117,860,878	14,056,880	107,350,254	98,698,514	14,891,164
Net asset value per share (a)	$16.81	$22.85	$14.48	$14.14	$13.10	$18.67	$13.84	$20.14	$12.90	$13.46
Maximum sales charge	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (b)	$17.84	$24.24	$15.36	$15.00	$13.90	$19.81	$14.68	$21.37	$13.69	$14.28
Class B
Net assets	$105,018,482	$18,248,795	$591,966,023	$260,021,150	$3,025,272	$165,966,840	$28,641,024	$410,367,330	$118,474,734	$14,267,986
Shares outstanding	6,328,902	805,141	42,088,621	18,663,642	238,115	9,468,378	2,139,574	21,680,677	9,576,952	1,157,086
Net asset value and offering price per share (a)	$16.59	$22.67	$14.06	$13.93	$12.71	$17.53	$13.39	$18.93	$12.37	$12.33
Class C
Net assets	$54,299,076	$2,522,344	$94,114,956	$185,489,465	$6,582,408	$712,281,048	$13,317,709	$530,574,045	$310,763,722	$4,799,224
Shares outstanding	3,234,412	111,384	6,690,517	13,270,900	518,627	40,579,185	995,054	27,948,202	25,125,828	382,150
Net asset value and offering price per share (a)	$16.79	$22.65	$14.07	$13.98	$12.69	$17.55	$13.38	$18.98	$12.37	$12.56
Class R
Net assets	—	—	$10,551	$444,178	$29,735	$380,125	—	—	$536,868	—
Shares outstanding	—	—	729	31,408	2,275	20,422	—	—	41,559	—
Net asset value, offering and redemption price per share	—	—	$14.48	$14.14	$13.07	$18.61	—	—	$12.92	—
Class Z
Net assets	$676,122,391	$23,765,938	$2,105,119,532	$1,479,605,417	$267,260,195	$1,593,880,831	$1,348,099,928	$1,041,743,066	$405,044,187	$366,940,619
Shares outstanding	40,229,102	1,042,224	145,172,458	104,432,360	20,254,629	83,979,472	97,230,433	50,836,919	31,022,433	26,404,135
Net asset value, offering and redemption price per share	$16.81	$22.80	$14.50	$14.17	$13.20	$18.98	$13.86	$20.49	$13.06	$13.90

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

66

See Accompanying Notes to Financial Statements.

67

Statements of Operations – Stock Funds (For the Six Months Ended September 30, 2006) (Unaudited)

	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
	Convertible Securities Fund	Asset Allocation Fund II	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund II	Growth Fund	Large Cap Core Fund	Focused Equities Fund	21st Century Fund	Small Cap Growth Fund II
Investment Income
Dividends	5,845,550	936,196	42,653,898	23,625,099	2,113,083	—	—	—	7,675,528	—
Interest	14,673,872	1,557,923	2,071,020	2,437,289	237,871	—	—	—	4,238,943	—
Securities lending	—	—	20,016	—	—	—	—	—	—	—
Foreign taxes withheld	(2,642)	—	(532,273)	(63,623)	—	—	—	—	(269,769)	—
Allocated from Master Portfolio:
Dividends	—	—	—	—	—	20,867,132	15,391,357	18,723,021	—	500,643
Interest	—	—	—	—	—	7,632,770	152,403	8,774,447	—	334,431
Securities lending	—	—	—	—	—	—	10,547	—	—	—
Foreign taxes withheld	—	—	—	—	—	(1,405,761)	(197,471)	(1,789,249)	—	—
Total Investment Income	20,516,780	2,494,119	44,212,661	25,998,765	2,350,954	27,094,141	15,356,836	25,708,219	11,644,702	835,074
Expenses
Expenses allocated from Master Portfolio	—	—	—	—	—	16,170,080	4,790,427	14,919,126	—	1,669,944
Investment advisory fee	3,721,121	484,838	9,100,233	7,708,930	963,018	—	—	—	5,556,172	—
Administration fee	954,842	55,255	3,231,257	2,286,242	184,917	2,625,719	920,388	2,399,302	1,685,132	223,979
Distribution fee:
Class B	411,449	73,896	2,388,429	1,058,557	9,484	670,826	112,177	1,686,157	395,878	53,053
Class C	205,770	9,197	357,824	574,532	13,755	2,582,082	50,743	1,965,389	842,918	15,662
Class R	—	—	26	129	27	469	—	—	237	—
Service fee:
Class A	424,318	144,733	1,408,588	1,135,568	29,141	2,571,593	244,175	2,572,746	1,173,412	174,871
Class B	137,150	24,632	796,143	345,376	3,162	223,609	37,392	562,052	131,825	17,684
Class C	68,590	3,066	119,275	187,744	4,551	860,694	16,914	655,130	280,972	5,221
Transfer agent fee	271,277	93,613	1,441,033	878,047	17,989	1,627,436	227,646	2,129,616	411,079	132,462
Pricing and bookkeeping fees	82,947	47,171	79,771	80,159	49,664	28,096	28,096	28,096	84,384	28,096
Trustees' fee	7,915	10,170	7,915	11,009	16,915	1,103	1,257	1,480	11,867	1,485
Custody fee	43,869	8,935	47,383	25,939	8,401	2,226	985	1,460	1,205,724	1,289
Chief compliance officer expenses (See Note 4)	5,304	2,169	7,500	7,500	2,529	7,500	6,449	7,500	6,730	3,036
Non-recurring costs (See Note 9)	11,892	—	38,117	—	—	43,306	15,467	39,585	—	4,192
Other expenses	155,976	119,234	252,247	210,574	78,610	409,617	128,866	520,586	184,494	107,589
Total Operating Expenses	6,502,420	1,076,909	19,275,741	14,510,306	1,382,163	27,824,356	6,580,982	27,488,225	11,970,824	2,438,563
Interest expense	3,712	309	—	—	—	—	—	—	—	—
Total Expenses	6,506,132	1,077,218	19,275,741	14,510,306	1,382,163	27,824,356	6,580,982	27,488,225	11,970,824	2,438,563
Expenses waived/reimbursed by Investment Advisor/Administrator	—	—	(100,275)	—	—	—	—	—	—	—
Fees waived by Transfer Agent	(61,297)	(55,058)	(681,814)	—	—	(164,485)	—	(656,386)	(78,203)	(56,216)
Non-recurring costs assumed by Bank of America Corporation (See Note 9)	(11,892)	—	(38,117)	—	—	(43,306)	(15,467)	(39,585)	—	(4,192)
Custody earnings credit	(16,435)	(143)	(4,970)	—	(2,774)	(1,246)	(15)	(527)	(1,200,341)	—
Net Expenses	6,416,508	1,022,017	18,450,565	14,510,306	1,379,389	27,615,319	6,565,500	26,791,727	10,692,280	2,378,155
Net Investment Income (Loss)	14,100,272	1,472,102	25,762,096	11,488,459	971,565	(521,178)	8,791,336	(1,083,508)	952,422	(1,543,081)

See Accompanying Notes to Financial Statements.

68

See Accompanying Notes to Financial Statements.

69

Statements of Operations – Stock Funds (For the Six Months Ended September 30, 2006) (Unaudited) (continued)

	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
	Convertible Securities Fund	Asset Allocation Fund II	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund II	Growth Fund	Large Cap Core Fund	Focused Equities Fund	21st Century Fund	Small Cap Growth Fund II
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	65,306,344	3,872,809	101,509,655	101,534,397	9,147,008	—	—	—	(12,924,132)	—
Foreign currency transactions	(140)	—	—	1,339	—	—	—	—	28,932	—
Allocated from Master Portfolio:
Investments	—	—	—	—	—	(3,062,500)	34,641,159	61,420,265	—	31,829,997
Foreign currency transactions	—	—	—	—	—	(65)	—	235	—	—
Net realized gain (loss)	65,306,204	3,872,809	101,509,655	101,535,736	9,147,008	(3,062,565)	34,641,159	61,420,500	(12,895,200)	31,829,997
Net change in unrealized appreciation (depreciation) on:
Investments	(51,032,666)	463,495	(15,524,194)	(88,788,672)	(16,876,552)	—	—	—	(29,751,527)	—
Foreign currency translations	—	—	—	(377)	—	—	—	—	7,243	—
Allocated from Master Portfolio:
Investments	—	—	—	—	—	(186,794,295)	16,226,477	(251,337,823)	—	(75,630,479)
Net change in unrealized appreciation (depreciation)	(51,032,666)	463,495	(15,524,194)	(88,789,049)	(16,876,552)	(186,794,295)	16,226,477	(251,337,823)	(29,744,284)	(75,630,479)
Net Gain (Loss)	14,273,538	4,336,304	85,985,461	12,746,687	(7,729,544)	(189,856,860)	50,867,636	(189,917,323)	(42,639,484)	(43,800,482)
Net Increase (Decrease) Resulting from Operations	28,373,810	5,808,406	111,747,557	24,235,146	(6,757,979)	(190,378,038)	59,658,972	(191,000,831)	(41,687,062)	(45,343,563)

See Accompanying Notes to Financial Statements.

70

See Accompanying Notes to Financial Statements.

71

Statements of Changes in Net Assets – Stock Funds

Increase (Decrease) in Net Assets	Convertible Securities Fund		Asset Allocation Fund II		Large Cap Value Fund		Mid Cap Value Fund
	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)(b)($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)(b)($)
Operations
Net investment income	14,100,272	34,251,231	1,472,102	2,397,291	25,762,096	38,369,627	11,488,459	12,284,635
Net realized gain on investments and foreign currency translations	65,306,204	115,601,773	3,872,809	16,180,869	101,509,655	160,867,273	101,535,736	260,521,066
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(51,032,666)	(10,385,686)	463,495	(5,000,527)	(15,524,194)	182,250,803	(88,789,049)	63,862,074
Net increase resulting from operations	28,373,810	139,467,318	5,808,406	13,577,633	111,747,557	381,487,703	24,235,146	336,667,775
Distributions Declared to Shareholders
From net investment income:
Class A	(6,108,131)	(8,688,760)	(1,104,957)	(1,704,173)	(7,645,735)	(9,485,386)	(3,557,869)	(2,852,950)
Class B	(1,587,783)	(2,128,143)	(113,283)	(185,268)	(1,829,780)	(2,405,990)	(50,033)	(265,256)
Class C	(795,003)	(1,013,136)	(14,764)	(17,222)	(282,364)	(340,770)	(29,545)	(69,667)
Class R	—	—	—	—	(56)	(21)	(335)	(3)
Class Z	(13,619,706)	(22,315,767)	(250,229)	(432,645)	(16,241,741)	(24,916,361)	(7,082,585)	(8,287,772)
From net realized gains:
Class A	(16,583,478)	(22,020,904)	—	—	(32,122,403)	(7,732,585)	(54,937,952)	(28,487,870)
Class B	(5,470,101)	(8,061,541)	—	—	(18,574,367)	(5,018,515)	(16,993,464)	(11,941,687)
Class C	(2,720,991)	(3,839,650)	—	—	(2,787,373)	(722,636)	(9,262,164)	(3,181,374)
Class R	—	—	—	—	(293)	—	(1,115)	—
Class Z	(35,071,576)	(52,837,073)	—	—	(58,361,097)	(20,052,796)	(84,993,394)	(88,998,420)
Total Distributions Declared to Shareholders	(81,956,769)	(120,904,974)	(1,483,233)	(2,339,308)	(137,845,209)	(70,675,060)	(176,908,456)	(144,084,999)
Net Capital Share Transactions	(78,008,483)	(225,358,123)	(13,657,073)	(24,304,488)	140,196,741	1,786,517,032	385,936,765	1,926,928,477
Net increase (decrease) in net assets	(131,591,442)	(206,795,779)	(9,331,900)	(13,066,163)	114,099,089	2,097,329,675	233,263,455	2,119,511,253
Net Assets
Beginning of period	1,301,525,561	1,508,321,340	169,358,664	182,424,827	3,868,022,754	1,770,693,079	2,726,478,945	606,967,692
End of period	1,169,934,119	1,301,525,561	160,026,764	169,358,664	3,982,121,843	3,868,022,754	2,959,742,400	2,726,478,945
Undistributed (overdistributed) net investment income at end of period	(260,564)	7,749,787	52,016	63,147	1,281,772	1,519,352	2,365,013	1,596,921

(a)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

(b)  Class R shares commenced operations on January 23, 2006.

See Accompanying Notes to Financial Statements.

72

See Accompanying Notes to Financial Statements.

73

Statements of Changes in Net Assets – Stock Funds (continued)

Increase (Decrease) in Net Assets	Small Cap Value Fund II		Growth Fund				Large Cap Core Fund		Focused Equities Fund
	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)(b)($)	(Unaudited) Six Months Ended September 30, 2006 ($)		Year Ended March 31, 2006 (a)(b)($)		(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)($)	(Unaudited) Six Months Ended September 30, 2006 ($)		Year Ended March 31, 2006 (a)($)
Operations
Net investment income (loss)	971,565	1,149,347	(521,178)		(7,197,833)		8,791,336	16,123,526	(1,083,508)		(14,109,514)
Net realized gain(loss) on investments and foreign currency transactions	9,147,008	24,199,441	(3,062,565	)(c)	61,537,344	(c)	34,641,159 (c)	89,001,209 (c)	61,420,500	(c)	209,766,458	(c)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(16,876,552)	25,992,620	(186,794,295	)(c)	391,335,326	(c)	16,226,477 (c)	74,892,345 (c)	(251,337,823	)(c)	408,507,556	(c)
Net increase resulting from operations	(6,757,979)	51,341,408	(190,378,038)		445,674,837		59,658,972	180,017,080	(191,000,831)		604,164,500
Distributions Declared to Shareholders
From net investment income:
Class A	—	(12,777)	—		—		(183,148)	(1,707,155)	—		—
Class B	—	—	—		—		(3)	(51,528)	—		—
Class C	—	—	—		—		—	(21,729)	—		—
Class Z	(124,854)	(928,935)	—		—		(4,449,239)	(14,222,830)	—		—
From net realized gains:
Class A	(829,905)	(607,622)	—		—		—	—	—		—
Class B	(101,766)	(175,687)	—		—		—	—	—		—
Class C	(134,220)	(65,938)	—		—		—	—	—		—
Class R	(420)	—	—		—		—	—	—		—
Class Z	(9,839,291)	(21,995,534)	—		—		—	—	—		—
Total Distributions Declared to Shareholders	(11,030,456)	(23,786,493)	—		—		(4,632,390)	(16,003,242)	—		—
Net Capital Share Transactions	88,253,829	19,150,716	581,562,583		1,525,680,234		(64,937,282)	(22,637,750)	209,204,107		613,356,885
Net increase (decrease) in net assets	70,465,394	46,705,631	391,184,545		1,971,355,071		(9,910,700)	141,376,088	18,203,276		1,217,521,385
Net Assets
Beginning of period	251,342,072	204,636,441	4,281,981,963		2,310,626,892		1,594,550,074	1,453,173,986	4,126,071,289		2,908,549,904
End of period	321,807,466	251,342,072	4,673,166,508		4,281,981,963		1,584,639,374	1,594,550,074	4,144,274,565		4,126,071,289
Undistributed (overdistributed) net investment income at end of period	955,279	108,568	—		—		8,572,725	4,413,779	—		—
Accumulated net investment loss	—	—	(521,575)		(397)		—	—	(1,083,508)		—

(a)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

(b)  Class R shares commenced operations on January 23, 2006.

(c)  Allocated from Master Portfolio.

See Accompanying Notes to Financial Statements.

74

See Accompanying Notes to Financial Statements.

75

Statements of Changes in Net Assets – Stock Funds (continued)

Increase (Decrease) in Net Assets	21st Century Fund		Small Cap Growth Fund II
	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)(b)($)	(Unaudited) Six Months Ended September 30, 2006 ($)		Year Ended March 31, 2006 (a)($)
Operations
Net investment income (loss)	952,422	(2,185,957)	(1,543,081)		(3,335,704)
Net realized gain (loss) on investments and foreign currency transactions	(12,895,200)	40,717,169	31,829,997	(c)	123,538,803 (c)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(29,744,284)	148,656,306	(75,630,479	)(c)	5,795,546 (c)
Net increase (decrease) resulting from operations	(41,687,062)	187,187,518	(45,343,563)		125,998,645
Distributions Declared to Shareholders
From net investment income:
Class A	—	(160,339)	—		—
Class Z	—	(451,952)	—		—
From net realized gains:
Class A	(14,081,181)	—	(19,152,557)		(14,929,761)
Class B	(970,476)	—	(2,042,129)		(1,769,548)
Class C	(2,000,811)	—	(582,344)		(423,635)
Class R	(131)	—	—		—
Class Z	(5,876,977)	—	(38,023,126)		(32,777,429)
Total Distributions Declared to Shareholders	(22,929,576)	(612,291)	(59,800,156)		(49,900,373)
Net Capital Share Transactions	968,188,212	616,662,308	211,231,212		(108,881,474)
Net increase (decrease) in net assets	903,571,574	803,237,535	106,087,493		(32,783,202)
Net Assets
Beginning of period	1,204,183,217	400,945,682	480,372,897		513,156,099
End of period	2,107,754,791	1,204,183,217	586,460,390		480,372,897
Undistributed (overdistributed) net investment income at end of period	952,422	—	(1,543,081)		—

(a)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

(b)  Class R shares commenced operations on January 23, 2006.

(c)  Allocated from Master Portfolio.

See Accompanying Notes to Financial Statements.

76

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Statements of Changes in Net Assets – Capital Stock Activity

	Convertible Securities Fund				Asset Allocation Fund II				Large Cap Value Fund
	(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)		(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)		(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	605,111	10,288,264	2,694,441	46,893,441	102,920	2,273,393	1,004,533	21,640,551	14,499,782	208,968,678	17,010,334	234,225,646
Proceeds received in connection with merger	—	—	—	—	—	—	—	—	—	—	42,999,477	590,920,619
Distributions reinvested	1,261,709	20,351,422	1,607,941	27,253,730	46,546	1,028,411	72,804	1,584,397	2,726,093	37,417,082	1,157,937	16,070,204
Redemptions	(1,974,054)	(33,648,470)	(5,814,342)	(100,641,686)	(469,809)	(10,410,866)	(953,835)	(20,572,979)	(8,056,954)	(115,880,571)	(10,409,177)	(143,540,562)
Net increase (decrease)	(107,234)	(3,008,784)	(1,511,960)	(26,494,515)	(320,343)	(7,109,062)	123,502	2,651,969	9,168,921	130,505,189	50,758,571	697,675,907
Class B
Subscriptions	70,681	1,167,771	216,683	3,686,661	6,185	136,693	30,041	634,625	440,827	6,156,052	705,988	9,465,367
Proceeds received in connection with merger	—	—	—	—	—	—	—	—	—	—	51,762,726	690,375,181
Distributions reinvested	372,729	5,930,855	513,460	8,567,036	4,663	101,973	7,768	167,516	1,399,661	18,603,042	492,802	6,697,512
Redemptions	(820,107)	(13,734,283)	(2,367,849)	(40,750,262)	(215,113)	(4,710,375)	(1,154,910)	(24,618,326)	(8,631,619)	(120,486,005)	(10,727,507)	(144,759,533)
Net increase (decrease)	(376,697)	(6,635,657)	(1,637,706)	(28,496,565)	(204,265)	(4,471,709)	(1,117,101)	(23,816,185)	(6,791,131)	(95,726,911)	42,234,009	561,778,527
Class C
Subscriptions	272,282	4,549,149	511,156	8,757,026	9,500	206,858	20,865	445,564	210,814	2,933,549	280,794	3,767,177
Proceeds received in connection with merger	—	—	—	—	—	—	—	—	—	—	6,513,119	86,890,890
Distributions reinvested	118,028	1,899,229	155,492	2,623,966	612	13,383	685	14,800	197,232	2,621,729	63,844	867,871
Redemptions	(410,332)	(6,936,668)	(1,267,570)	(21,832,476)	(10,796)	(233,387)	(36,735)	(773,136)	(685,195)	(9,594,329)	(1,240,176)	(16,644,388)
Net increase (decrease)	(20,022)	(488,290)	(600,922)	(10,451,484)	(684)	(13,146)	(15,185)	(312,772)	(277,149)	(4,039,051)	5,617,581	74,881,550
Class R
Subscriptions	—	—	—	—	—	—	—	—	26	348	702	10,000
Distributions reinvested	—	—	—	—	—	—	—	—	—	—	1	21
Net increase	—	—	—	—	—	—	—	—	26	348	703	10,021
Class Z
Subscriptions	2,925,991	48,536,358	3,790,394	65,433,203	19,466	437,481	33,577	716,695	15,842,455	227,686,827	23,240,909	317,334,267
Proceeds received in connection with merger	—	—	—	—	—	—	—	—	—	—	35,754,134	491,892,503
Distributions reinvested	502,791	8,102,210	610,234	10,293,779	4,848	106,958	10,108	219,182	2,680,494	36,849,616	1,482,567	20,407,204
Redemptions	(7,296,113)	(124,514,320)	(13,614,941)	(235,642,541)	(120,312)	(2,607,595)	(175,513)	(3,763,377)	(10,823,023)	(155,079,277)	(27,938,604)	(377,462,947)
Net increase (decrease)	(3,867,331)	(67,875,752)	(9,214,313)	(159,915,559)	(95,998)	(2,063,156)	(131,828)	(2,827,500)	7,699,926	109,457,166	32,539,006	452,171,027

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

(b) Class R shares commenced operations on January 23, 2006.

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity (continued)

	Mid Cap Value Fund				Small Cap Value Fund II				Growth Fund
	(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)(b)		(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)(b)		(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	17,285,328	246,242,323	11,677,764	167,985,374	3,390,916	44,003,619	257,409	3,413,661	31,051,504	580,440,320	57,162,495	1,043,165,444
Proceeds received in connection with merger	—	—	51,325,081	711,891,123	—	—	—	—	—	—	—	—
Distributions reinvested	3,943,278	53,032,936	2,039,062	28,703,222	52,392	648,091	46,655	578,526	—	—	—	—
Redemptions	(6,377,801)	(90,977,860)	(7,505,040)	(107,012,980)	(626,353)	(7,999,523)	(80,275)	(1,042,337)	(13,409,285)	(250,257,404)	(14,985,579)	(274,230,475)
Net increase	14,850,805	208,297,399	57,536,867	801,566,739	2,816,955	36,652,187	223,789	2,949,850	17,642,219	330,182,916	42,176,916	768,934,969
Class B
Subscriptions	658,006	9,301,584	781,047	11,051,935	94,216	1,212,719	41,997	540,142	571,332	10,058,586	1,982,503	34,081,794
Proceeds received in connection with merger	—	—	22,494,617	308,153,765	—	—	14,176	171,747	—	—	—	—
Distributions reinvested	1,182,164	15,640,023	806,458	11,198,974	8,029	96,510	—	—	—	—	—	—
Redemptions	(4,298,741)	(60,475,279)	(3,280,082)	(46,376,440)	(20,960)	(269,517)	(27,113)	(341,182)	(1,905,124)	(33,348,610)	(3,214,365)	(55,354,713)
Net increase (decrease)	(2,458,571)	(35,533,672)	20,802,040	284,028,234	81,285	1,039,712	29,060	370,707	(1,333,792)	(23,290,024)	(1,231,862)	(21,272,919)
Class C
Subscriptions	5,160,447	73,161,195	3,769,474	53,763,446	405,186	5,167,701	90,940	1,166,184	6,509,477	114,844,471	18,337,929	316,058,442
Proceeds received in connection with merger	—	—	4,970,445	68,284,285	—	—	—	—	—	—	—	—
Distributions reinvested	494,439	6,561,211	175,783	2,448,168	9,120	109,536	4,374	53,447	—	—	—	—
Redemptions	(723,771)	(10,173,124)	(643,711)	(9,093,054)	(17,234)	(216,917)	(3,938)	(49,089)	(2,822,218)	(49,306,528)	(3,177,318)	(55,303,987)
Net increase	4,931,115	69,549,282	8,271,991	115,402,845	397,072	5,060,320	91,376	1,170,542	3,687,259	65,537,943	15,160,611	260,754,455
Class R
Subscriptions	30,616	428,829	693	10,000	1,479	19,148	762	10,000	20,823	391,327	2,908	56,029
Distributions reinvested	107	1,450	— (c)	2	34	420	—	—	—	—	—	—
Redemptions	(8)	(106)	—	—	—	—	—	—	(919)	(16,751)	(2,390)	(45,466)
Net increase	30,715	430,173	693	10,002	1,513	19,568	762	10,000	19,904	374,576	518	10,563
Class Z
Subscriptions	13,979,558	198,756,103	14,450,028	203,985,452	4,524,024	60,005,949	4,732,086	61,603,472	16,990,311	322,000,755	36,122,180	667,164,412
Proceeds received in connection with merger	—	—	46,853,054	651,288,467	—	—	—	—	—	—	—	—
Distributions reinvested	3,496,297	47,104,086	2,730,443	37,582,084	286,731	3,569,805	591,973	7,357,372	—	—	—	—
Redemptions	(7,226,384)	(102,666,606)	(11,972,212)	(166,935,346)	(1,368,652)	(18,093,712)	(4,208,074)	(54,311,227)	(5,992,979)	(113,243,583)	(8,055,589)	(149,911,246)
Net increase	10,249,471	143,193,583	52,061,313	725,920,657	3,442,103	45,482,042	1,115,985	14,649,617	10,997,332	208,757,172	28,066,591	517,253,166

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

(b) Class R shares commenced operations on January 23, 2006.

(c) Rounds to less than 1 share.

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity (continued)

	Large Cap Core Fund				Focused Equities Fund				21st Century Fund
	(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)		(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)		(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	302,660	4,030,859	725,138	9,118,703	22,690,170	457,459,383	41,656,396	810,411,959	55,007,021	711,780,066	37,795,430	453,366,877
Distributions reinvested	13,484	173,675	124,448	1,615,327	—	—	—	—	978,645	12,096,057	10,924	134,695
Redemptions	(1,343,020)	(18,001,624)	(3,557,521)	(44,658,040)	(13,011,244)	(264,035,107)	(15,099,675)	(292,503,989)	(7,011,516)	(89,795,089)	(5,712,757)	(66,515,504)
Net increase (decrease)	(1,026,876)	(13,797,090)	(2,707,935)	(33,924,010)	9,678,926	193,424,276	26,556,721	517,907,970	48,974,150	634,081,034	32,093,597	386,986,068
Class B
Subscriptions	30,092	388,540	38,493	472,157	396,599	7,572,938	1,118,910	20,560,380	2,842,722	35,280,999	2,597,049	29,599,492
Distributions reinvested	— (c)	3	3,784	47,711	—	—	—	—	69,039	820,177	—	—
Redemptions	(326,800)	(4,223,540)	(795,192)	(9,719,903)	(4,326,137)	(81,790,661)	(6,306,928)	(115,519,783)	(802,385)	(9,928,127)	(1,047,933)	(11,588,960)
Net increase (decrease)	(296,708)	(3,834,997)	(752,915)	(9,200,035)	(3,929,538)	(74,217,723)	(5,188,018)	(94,959,403)	2,109,376	26,173,049	1,549,116	18,010,532
Class C
Subscriptions	54,133	700,197	134,660	1,644,077	3,578,877	68,033,695	7,369,999	136,795,748	13,906,666	172,417,954	9,052,911	104,468,105
Distributions reinvested	—	—	1,718	21,666	—	—	—	—	118,682	1,409,941	—	—
Redemptions	(142,660)	(1,846,821)	(332,381)	(4,078,911)	(2,282,635)	(43,014,409)	(3,443,879)	(62,848,503)	(1,009,832)	(12,385,909)	(706,113)	(8,003,132)
Net increase (decrease)	(88,527)	(1,146,624)	(196,003)	(2,413,168)	1,296,242	25,019,286	3,926,120	73,947,245	13,015,516	161,441,986	8,346,798	96,464,973
Class R
Subscriptions	—	—	—	—	—	—	—	—	40,937	514,175	789	10,000
Distributions reinvested	—	—	—	—	—	—	—	—	10	131	—	—
Redemptions	—	—	—	—	—	—	—	—	(177)	(2,277)	—	—
Net increase	—	—	—	—	—	—	—	—	40,770	512,029	789	10,000
Class Z
Subscriptions	6,400,616	85,925,192	19,960,009	249,836,147	7,210,464	147,072,765	11,206,795	222,549,775	13,173,144	173,409,199	11,200,179	138,196,432
Distributions reinvested	90,938	1,173,101	250,331	3,256,811	—	—	—	—	172,016	2,151,926	2,460	30,726
Redemptions	(9,920,294)	(133,256,864)	(18,256,409)	(230,193,495)	(4,059,619)	(82,094,497)	(5,435,814)	(106,088,702)	(2,278,797)	(29,581,011)	(1,934,965)	(23,036,423)
Net increase (decrease)	(3,428,740)	(46,158,571)	1,953,931	22,899,463	3,150,845	64,978,268	5,770,981	116,461,073	11,066,363	145,980,114	9,267,674	115,190,735

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

(b) Class R shares commenced operations on January 23, 2006.

(c) Rounds to less than 1 share.

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity (continued)

	Small Cap Growth Fund II
	(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A
Subscriptions	431,049	6,461,970	585,432	9,431,927
Proceeds received in connection with merger	5,195,908	68,880,727	—	—
Distributions reinvested	1,350,500	17,664,539	894,906	13,718,926
Redemptions	(673,852)	(10,017,328)	(1,687,176)	(26,806,533)
Net increase (decrease)	6,303,605	82,989,908	(206,838)	(3,655,680)
Class B
Subscriptions	37,335	540,370	46,126	698,594
Proceeds received in connection with merger	164,721	2,001,422	—	—
Distributions reinvested	150,833	1,811,514	110,974	1,574,724
Redemptions	(196,792)	(2,617,817)	(297,578)	(4,491,697)
Net increase (decrease)	156,097	1,735,489	(140,478)	(2,218,379)
Class C
Subscriptions	56,923	754,617	63,584	970,165
Proceeds received in connection with merger	63,412	784,361	—	—
Distributions reinvested	28,497	348,517	17,759	255,904
Redemptions	(37,054)	(491,550)	(65,757)	(980,736)
Net increase	111,778	1,395,945	15,586	245,333
Class Z
Subscriptions	2,116,893	30,152,708	979,921	16,028,822
Proceeds received in connection with merger	8,210,911	112,435,820	—	—
Distributions reinvested	758,147	10,227,195	520,648	8,205,409
Redemptions	(1,785,845)	(27,705,853)	(7,830,689)	(127,486,979)
Net increase (decrease)	9,300,106	125,109,870	(6,330,120)	(103,252,748)

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Convertible Securities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$17.59		$17.35		$17.33		$13.77		$16.02	$16.04
Income from Investment Operations:
Net investment income (b)	0.19		0.41		0.43		0.47		0.47	0.59
Net realized and unrealized gain (loss) on investments and foreign currency	0.20		1.32		0.24		3.53		(2.25)	(0.04)
Total from Investment Operations	0.39		1.73		0.67		4.00		(1.78)	0.55
Less Distributions Declared to Shareholders:
From net investment income	(0.31)		(0.42)		(0.50)		(0.44)		(0.47)	(0.52)
From net realized gains	(0.86)		(1.07)		(0.15)		—		—	(0.05)
Total Distributions Declared to Shareholders	(1.17)		(1.49)		(0.65)		(0.44)		(0.47)	(0.57)
Net Asset Value, End of Period	$16.81		$17.59		$17.35		$17.33		$13.77	$16.02
Total return (c)	2.56	%(d)(e)	10.54	%(d)	3.87	%(d)	29.32	%(d)	(11.18)%	3.48%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (f)	1.10	%(g)	1.09%		1.16%		1.19	%(h)	1.22%	1.25%
Interest expense (i)	—	%(g)	—%		—%		—%		—%	—%
Total net expenses (f)	1.10	%(g)	1.09%		1.16%		1.19	%(h)	1.22%	1.25%
Net investment income	2.28	%(g)	2.39%		2.50%		2.94%		3.34%	3.53%
Waiver/reimbursement	0.01	%(g)(j)	0.06	%(j)	0.03	%(j)	0.03	%(j)	—	—
Portfolio turnover rate	28	%(e)	40%		37%		91%		57%	50%
Net assets, end of period (000's)	$334,494		$352,010		$373,390		$398,485		$292,622	$321,858

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share net investment income has been calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  The reimbursement from the Investment Advisor had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, —%, —% and 0.01% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Convertible Securities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$17.38		$17.16		$17.15		$13.64		$15.88	$15.92
Income from Investment Operations:
Net investment income (b)	0.13		0.28		0.30		0.35		0.36	0.45
Net realized and unrealized gain (loss) on investments and foreign currency	0.19		1.30		0.23		3.48		(2.24)	(0.03)
Total from Investment Operations	0.32		1.58		0.53		3.83		(1.88)	0.42
Less Distributions Declared to Shareholders:
From net investment income	(0.25)		(0.29)		(0.37)		(0.32)		(0.36)	(0.41)
From net realized gains	(0.86)		(1.07)		(0.15)		—		—	(0.05)
Total Distributions Declared to Shareholders	(1.11)		(1.36)		(0.52)		(0.32)		(0.36)	(0.46)
Net Asset Value, End of Period	$16.59		$17.38		$17.16		$17.15		$13.64	$15.88
Total return (c)	2.14	%(d)(e)	9.72	%(d)	3.08	%(d)	28.30	%(d)	(11.83)%	2.68%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (f)	1.85	%(g)	1.84%		1.91%		1.94	%(h)	1.97%	2.00%
Interest expense (i)	—	%(g)	—%		—%		—%		—%	—%
Total net expenses (f)	1.85	%(g)	1.84%		1.91%		1.94	%(h)	1.97%	2.00%
Net investment income	1.52	%(g)	1.64%		1.75%		2.19%		2.59%	2.78%
Waiver/reimbursement	0.01	%(g)(j)	0.06	%(j)	0.03	%(j)	0.03	%(j)	—	—
Portfolio turnover rate	28	%(e)	40%		37%		91%		57%	50%
Net assets, end of period (000's)	$105,018		$116,566		$143,194		$154,322		$111,468	$90,408

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share net investment income has been calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  The reimbursement from the Investment Advisor had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, —%, —% and 0.01% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Convertible Securities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$17.57		$17.34		$17.31		$13.77		$16.04	$16.08
Income from Investment Operations:
Net investment income (b)	0.13		0.28		0.30		0.35		0.36	0.45
Net realized and unrealized gain (loss) on investments and foreign currency	0.20		1.31		0.25		3.52		(2.26)	(0.03)
Total from Investment Operations	0.33		1.59		0.55		3.87		(1.90)	0.42
Less Distributions Declared to Shareholders:
From net investment income	(0.25)		(0.29)		(0.37)		(0.33)		(0.37)	(0.41)
From net realized gains	(0.86)		(1.07)		(0.15)		—		—	(0.05)
Total Distributions Declared to Shareholders	(1.11)		(1.36)		(0.52)		(0.33)		(0.37)	(0.46)
Net Asset Value, End of Period	$16.79		$17.57		$17.34		$17.31		$13.77	$16.04
Total return (c)	2.18	%(d)(e)	9.68	%(d)	3.16	%(d)	28.31	%(d)	(11.89)%	2.66%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (f)	1.85	%(g)	1.84%		1.91%		1.94	%(h)	1.97%	2.00%
Interest expense (i)	—	%(g)	—%		—%		—%		—%	—%
Total net expenses (f)	1.85	%(g)	1.84%		1.91%		1.94	%(h)	1.97%	2.00%
Net investment income	1.53	%(g)	1.64%		1.75%		2.19%		2.59%	2.78%
Waiver/reimbursement	0.01	%(g)(j)	0.06	%(j)	0.03	%(j)	0.03	%(j)	—	—
Portfolio turnover rate	28	%(e)	40%		37%		91%		57%	50%
Net assets, end of period (000's)	$54,299		$57,193		$66,844		$71,205		$30,293	$20,370

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share net investment income has been calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  The reimbursement from the Investment Advisor had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, —%, —% and 0.01% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Convertible Securities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$17.59		$17.35		$17.32		$13.77		$16.03	$16.05
Income from Investment Operations:
Net investment income (b)	0.22		0.46		0.48		0.51		0.51	0.59
Net realized and unrealized gain (loss) on investments and foreign currency	0.20		1.31		0.24		3.52		(2.27)	—
Total from Investment Operations	0.42		1.77		0.72		4.03		(1.76)	0.59
Less Distributions Declared to Shareholders:
From net investment income	(0.34)		(0.46)		(0.54)		(0.48)		(0.50)	(0.56)
From net realized gains	(0.86)		(1.07)		(0.15)		—		—	(0.05)
Total Distributions Declared to Shareholders	(1.20)		(1.53)		(0.69)		(0.48)		(0.50)	(0.61)
Net Asset Value, End of Period	$16.81		$17.59		$17.35		$17.32		$13.77	$16.03
Total return (c)	2.69	%(d)(e)	10.81	%(d)	4.18	%(d)	29.54	%(d)	(11.01)%	3.74%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (f)	0.85	%(g)	0.84%		0.91%		0.94	%(h)	0.97%	1.00%
Interest expense (i)	—	%(g)	—%		—%		—%		—%	—%
Total net expenses (f)	0.85	%(g)	0.84%		0.91%		0.94	%(h)	0.97%	1.00%
Net investment income	2.52	%(g)	2.64%		2.75%		3.19%		3.59%	3.78%
Waiver/reimbursement	0.01	%(g)(j)	0.06	%(j)	0.03	%(j)	0.03	%(j)	—	—
Portfolio turnover rate	28	%(e)	40%		37%		91%		57%	50%
Net assets, end of period (000's)	$676,122		$775,758		$924,893		$962,284		$523,271	$236,202

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share net investment income has been calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  The reimbursement from the Investment Advisor had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, —%, —% and 0.01% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Asset Allocation Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$22.22		$20.84		$20.20		$16.44		$19.92		$20.32
Income from Investment Operations:
Net investment income (b)	0.21		0.32		0.31	(c)	0.25		0.29		0.39
Net realized and unrealized gain (loss) on investments and foreign currency	0.63		1.37		0.65	(d)	3.80		(3.48)		(0.40)
Total from Investment Operations	0.84		1.69		0.96		4.05		(3.19)		(0.01)
Less Distributions Declared to Shareholders:
From net investment income	(0.21)		(0.31)		(0.32)		(0.29)		(0.29)		(0.36)
From net realized gains	—		—		—		—		—		(0.03)
Total Distributions Declared to Shareholders	(0.21)		(0.31)		(0.32)		(0.29)		(0.29)		(0.39)
Net Asset Value, End of Period	$22.85		$22.22		$20.84		$20.20		$16.44		$19.92
Total return (e)	3.84	%(f)(g)	8.17	%(f)	4.80	%(f)(h)	24.73	%(f)	(16.05)%		(0.05)%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (i)	1.20	%(j)	1.13%		1.25%		1.29%		1.29%		1.28%
Interest expense	—	%(j)(k)	—	%(k)	—	%(k)	—	%(k)	—	%(k)	—
Total net expenses (i)	1.20	%(j)	1.13%		1.25%		1.29%		1.29%		1.28%
Net investment income	1.89	%(j)	1.49%		1.50%		1.33%		1.58%		1.85%
Waiver/reimbursement	0.07	%(j)	0.04%		0.08%		0.03%		—		—
Portfolio turnover rate	28	%(g)	102%		136%		189%		315%		226%
Net assets, end of period (000's)	$115,490		$119,408		$109,409		$106,642		$88,011		$223,579

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share net investment income has been calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  The effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain/(loss) on investments by $0.01

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Without the effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 4.73%.

(i)  The benefits derived from custody credits had an impact of less than 0.01%

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Asset Allocation Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$22.04		$20.67		$20.04		$16.31		$19.81		$20.22
Income from Investment Operations:
Net investment income (b)	0.12		0.14		0.15	(c)	0.11		0.15		0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		1.38		0.64	(d)	3.76		(3.47)		(0.39)
Total from Investment Operations	0.76		1.52		0.79		3.87		(3.32)		(0.16)
Less Distributions Declared to Shareholders:
From net investment income	(0.13)		(0.15)		(0.16)		(0.14)		(0.18)		(0.22)
From net realized gains	—		—		—		—		—		(0.03)
Total Distributions Declared to Shareholders	(0.13)		(0.15)		(0.16)		(0.14)		(0.18)		(0.25)
Net Asset Value, End of Period	$22.67		$22.04		$20.67		$20.04		$16.31		$19.81
Total return (e)	3.48	%(f)(g)	7.38	%(f)	3.97	%(f)(h)	23.79	%(f)	(16.80)%		(0.77)%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (i)	1.95	%(j)	1.88%		2.00%		2.04%		2.04%		2.03%
Interest expense	—	%(j)(k)	—	%(k)	—	%(k)	—	%(k)	—	%(k)	—
Total net expenses (i)	1.95	%(j)	1.88%		2.00%		2.04%		2.04%		2.03%
Net investment income	1.14	%(j)	0.68%		0.75%		0.58%		0.83%		1.10%
Waiver/reimbursement	0.07	%(j)	0.04%		0.07%		0.03%		—		—
Portfolio turnover rate	28	%(g)	102%		136%		189%		315%		226%
Net assets, end of period (000's)	$18,249		$22,247		$43,962		$64,122		$72,344		$124,983

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share net investment income has been calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  The effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain/(loss) on investments by $0.01

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Without the effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 3.92%.

(i)  The benefits derived from custody credits had an impact of less than 0.01%

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Asset Allocation Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$22.02		$20.65		$20.02		$16.31		$19.84		$20.24
Income from Investment Operations:
Net investment income (b)	0.13		0.15		0.15	(c)	0.11		0.15		0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.63		1.37		0.65	(d)	3.75		(3.48)		(0.40)
Total from Investment Operations	0.76		1.52		0.80		3.86		(3.33)		(0.16)
Less Distributions Declared to Shareholders:
From net investment income	(0.13)		(0.15)		(0.17)		(0.15)		(0.20)		(0.21)
From net realized gains	—		—		—		—		—		(0.03)
Total Distributions Declared to Shareholders	(0.13)		(0.15)		(0.17)		(0.15)		(0.20)		(0.24)
Net Asset Value, End of Period	$22.65		$22.02		$20.65		$20.02		$16.31		$19.84
Total return (e)	3.48	%(f)(g)	7.39	%(f)	4.02	%(f)(h)	23.73	%(f)	(16.80)%		(0.78)%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (i)	1.95	%(j)	1.88%		2.00%		2.04%		2.04%		2.03%
Interest expense	—	%(j)(k)	—	%(k)	—	%(k)	—	%(k)	—	%(k)	—
Total net expenses (i)	1.95	%(j)	1.88%		2.00%		2.04%		2.04%		2.03%
Net investment income	1.14	%(j)	0.73%		0.75%		0.58%		0.83%		1.10%
Waiver/reimbursement	0.07	%(j)	0.04%		0.07%		0.03%		—		—
Portfolio turnover rate	28	%(g)	102%		136%		189%		315%		226%
Net assets, end of period (000's)	$2,522		$2,468		$2,628		$2,372		$1,992		$3,220

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share net investment income has been calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  The effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain/(loss) on investments by $0.01

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Without the effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 3.95%.

(i)  The benefits derived from custody credits had an impact of less than 0.01%

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Asset Allocation Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$22.17		$20.81		$20.18		$16.42		$19.93		$20.32
Income from Investment Operations:
Net investment income (b)	0.24		0.37		0.36	(c)	0.29		0.32		0.44
Net realized and unrealized gain (loss) on investments and foreign currency	0.63		1.36		0.64	(d)	3.81		(3.49)		(0.39)
Total from Investment Operations	0.87		1.73		1.00		4.10		(3.17)		0.05
Less Distributions Declared to Shareholders:
From net investment income	(0.24)		(0.37)		(0.37)		(0.34)		(0.34)		(0.41)
From net realized gains	—		—		—		—		—		(0.03)
Total Distributions Declared to Shareholders	(0.24)		(0.37)		(0.37)		(0.34)		(0.34)		(0.44)
Net Asset Value, End of Period	$22.80		$22.17		$20.81		$20.18		$16.42		$19.93
Total return (e)	3.97	%(f)(g)	8.35	%(f)	5.01	%(f)(h)	25.07	%(f)	(15.96)%		0.26%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (i)	0.95	%(j)	0.88%		1.00%		1.04%		1.04%		1.03%
Interest expense	—	%(j)(k)	—	%(k)	—	%(k)	—	%(k)	—	%(k)	—
Total net expenses (i)	0.95	%(j)	0.88%		1.00%		1.04%		1.04%		1.03%
Net investment income	2.14	%(j)	1.72%		1.75%		1.58%		1.83%		2.10%
Waiver/reimbursement	0.07	%(j)	0.04%		0.07%		0.03%		—		—
Portfolio turnover rate	28	%(g)	102%		136%		189%		315%		226%
Net assets, end of period (000's)	$23,766		$25,236		$26,425		$25,750		$35,514		$40,287

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share net investment income has been calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  The effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain/(loss) on investments by $0.01

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Without the effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 4.94%.

(i)  The benefits derived from custody credits had an impact of less than 0.01%

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$14.60		$13.10		$11.84		$8.46		$11.94	$12.38
Income from Investment Operations:
Net investment income (b)	0.10		0.19		0.17		0.14		0.11	0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		1.64		1.26		3.36		(3.31)	0.58
Total from Investment Operations	0.39		1.83		1.43		3.50		(3.20)	0.67
Less Distributions Declared to Shareholders:
From net investment income	(0.09)		(0.16)		(0.17)		(0.12)		(0.10)	(0.08)
From net realized gains	(0.42)		(0.17)		—		—		(0.18)	(1.03)
Total Distributions Declared to Shareholders	(0.51)		(0.33)		(0.17)		(0.12)		(0.28)	(1.11)
Net Asset Value, End of Period	$14.48		$14.60		$13.10		$11.84		$8.46	$11.94
Total return (c)	2.89	%(d)(e)	14.15	%(d)	12.16	%(d)	41.51	%(d)	(27.17)%	5.33%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (f)	0.94	%(g)	0.96%		1.02%		1.14	%(h)	1.22%	1.20%
Interest expense	—		—		—		—	%(i)	—	—	%(i)
Total net expenses (f)	0.94	%(g)	0.96%		1.02%		1.14	%(h)	1.22%	1.20%
Net investment income	1.33	%(g)	1.36%		1.41%		1.24%		1.18%	0.77%
Waiver/reimbursement	0.04	%(g)(j)	0.09	%(j)	0.13	%(j)	0.07	%(j)	—	—
Portfolio turnover rate	33	%(e)	59%		52%		69%		75%	135%
Net assets, end of period (000's)	$1,190,911		$1,066,456		$292,037		$211,227		$43,364	$58,144

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share net investment income has been calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact less than 0.01%.

(g)  Annualized.

(h)  The reimbursement from the Investment Advisor had an impact less than 0.01%.

(i)  Rounds to less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.04%, 0.03%, 0.10% and 0.04% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$14.19		$12.75		$11.53		$8.25		$11.66	$12.13
Income from Investment Operations:
Net investment income (b)	0.04		0.08		0.08		0.05		0.03	—	(c)
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		1.59		1.22		3.27		(3.22)	0.59
Total from Investment Operations	0.33		1.67		1.30		3.32		(3.19)	0.59
Less Distributions Declared to Shareholders:
From net investment income	(0.04)		(0.06)		(0.08)		(0.04)		(0.04)	(0.03)
From net realized gains	(0.42)		(0.17)		—		—		(0.18)	(1.03)
Total Distributions Declared to Shareholders	(0.46)		(0.23)		(0.08)		(0.04)		(0.22)	(1.06)
Net Asset Value, End of Period	$14.06		$14.19		$12.75		$11.53		$8.25	$11.66
Total return (d)	2.50	%(e)(f)	13.22	%(e)	11.31	%(e)	40.30	%(e)	(27.72)%	4.66%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (g)	1.69	%(h)	1.71%		1.77%		1.89	%(i)	1.97%	1.95%
Interest expense	—		—		—		—	%(j)	—	—	%(j)
Total net expenses (g)	1.69	%(h)	1.71%		1.77%		1.89	%(i)	1.97%	1.95%
Net investment income	0.58	%(h)	0.60%		0.66%		0.49%		0.43%	0.02%
Waiver/reimbursement	0.04	%(h)(k)	0.09	%(k)	0.13	%(k)	0.07	%(k)	—	—
Portfolio turnover rate	33	%(f)	59%		52%		69%		75%	135%
Net assets, end of period (000's)	$591,966		$693,558		$84,756		$87,314		$37,399	$80,162

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share net investment income has been calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact less than 0.01%.

(h)  Annualized.

(i)  The reimbursement from Investment Advisor had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.04%, 0.03%, 0.10% and 0.04% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$14.19		$12.75		$11.52		$8.24		$11.65	$12.13
Income from Investment Operations:
Net investment income (b)	0.04		0.08		0.08		0.05		0.04	—	(c)
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		1.59		1.22		3.27		(3.22)	0.58
Total from Investment Operations	0.34		1.67		1.30		3.32		(3.18)	0.58
Less Distributions Declared to Shareholders:
From net investment income	(0.04)		(0.06)		(0.07)		(0.04)		(0.05)	(0.03)
From net realized gains	(0.42)		(0.17)		—		—		(0.18)	(1.03)
Total Distributions Declared to Shareholders	(0.46)		(0.23)		(0.07)		(0.04)		(0.23)	(1.06)
Net Asset Value, End of Period	$14.07		$14.19		$12.75		$11.52		$8.24	$11.65
Total return (d)	2.58	%(e)(f)	13.22	%(e)	11.36	%(e)	40.29	%(e)	(27.72)%	4.58%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (g)	1.69	%(h)	1.71%		1.77%		1.89	%(i)	1.97%	1.95%
Interest expense	—		—		—		—	%(j)	—	—	%(j)
Total net expenses (g)	1.69	%(h)	1.71%		1.77%		1.89	%(i)	1.97%	1.95%
Net investment income	0.58	%(h)	0.60%		0.66%		0.49%		0.43%	0.02%
Waiver/reimbursement	0.04	%(h)(k)	0.09	%(k)	0.13	%(k)	0.07	%(k)	—	—
Portfolio turnover rate	33	%(f)	59%		52%		69%		75%	135%
Net assets, end of period (000's)	$94,115		$98,884		$17,210		$28,832		$4,694	$7,496

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share net investment income has been calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact less than 0.01%.

(h)  Annualized.

(i)  The reimbursement from Investment Advisor had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.04%, 0.03%, 0.10% and 0.04% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended September 30, 2006	Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$14.59	$14.05
Income from Investment Operations:
Net investment income (b)	0.08	0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.30	0.53
Total from Investment Operations	0.38	0.57
Less Distributions Declared to Shareholders:
From net investment income	(0.07)	(0.03)
From net realized gains	(0.42)	—
Total Distributions Declared to Shareholders	(0.49)	(0.03)
Net Asset Value, End of Period	$14.48	$14.59
Total return (c)(d)(e)	2.83%	4.05%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)(g)	1.19%	1.25%
Net investment income (g)	1.10%	1.33%
Waiver/reimbursement (g)(i)	0.04%	0.16%
Portfolio turnover rate (e)	33%	59%
Net assets, end of period (000's)	$11	$10

(a)  Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.

(b)  Per share net investment income has been calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.04% and 0.10% for the periods ended September 30, 2006 and March 31, 2006, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$14.61		$13.12		$11.85		$8.48		$11.96	$12.39
Income from Investment Operations:
Net investment income (b)	0.11		0.22		0.20		0.16		0.14	0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.31		1.63		1.27		3.36		(3.31)	0.58
Total from Investment Operations	0.42		1.85		1.47		3.52		(3.17)	0.70
Less Distributions Declared to Shareholders:
From net investment income	(0.11)		(0.19)		(0.20)		(0.15)		(0.13)	(0.10)
From net realized gains	(0.42)		(0.17)		—		—		(0.18)	(1.03)
Total Distributions Declared to Shareholders	(0.53)		(0.36)		(0.20)		(0.15)		(0.31)	(1.13)
Net Asset Value, End of Period	$14.50		$14.61		$13.12		$11.85		$8.48	$11.96
Total return (c)	3.09	%(d)(e)	14.33	%(d)	12.51	%(d)	41.63	%(d)	(26.95)%	5.64%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (f)	0.69	%(g)	0.71%		0.77%		0.89	%(h)	0.97%	0.95%
Interest expense	—		—		—		—	%(i)	—	—	%(i)
Total net expenses (f)	0.69	%(g)	0.71%		0.77%		0.89	%(h)	0.97%	0.95%
Net investment income	1.58	%(g)	1.60%		1.66%		1.49%		1.43%	1.02%
Waiver/reimbursement	0.04	%(g)(j)	0.09	%(j)	0.13	%(j)	0.07	%(j)	—	—
Portfolio turnover rate	33	%(e)	59%		52%		69%		75%	135%
Net assets, end of period (000's)	$2,105,120		$2,009,115		$1,376,691		$1,101,872		$451,815	$513,206

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share net investment income has been calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact less than 0.01%.

(g)  Annualized.

(h)  The reimbursement from the Investment Advisor had an impact less than 0.01%.

(i)  Rounds to less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.04%, 0.03%, 0.10% and 0.04% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,								Period Ended March 31,
Class A Shares	2006		2006 (a)		2005		2004		2003		2002 (b)
Net Asset Value, Beginning of Period	$15.01		$14.02		$12.77		$8.71		$11.30		$10.00
Income from Investment Operations:
Net investment income (c)	0.06		0.11		0.13		0.09		0.08		0.04
Net realized and unrealized gain (loss) on investments and foreign currency	—	(k)	2.47		2.23	(d)	4.06		(2.60)		1.30
Total from Investment Operations	0.06		2.58		2.36		4.15		(2.52)		1.34
Less Distributions Declared to Shareholders:
From net investment income	(0.05)		(0.07)		(0.12)		(0.09)		(0.05)		(0.04)
From net realized gains	(0.88)		(1.52)		(1.00)		—		(0.02)		—
Total Distributions Declared to Shareholders	(0.93)		(1.59)		(1.12)		(0.09)		(0.07)		(0.04)
Increase due to capital contributions	—		—		0.01		—		—		—
Net Asset Value, End of Period	$14.14		$15.01		$14.02		$12.77		$8.71		$11.30
Total return (e)	0.75	%(f)	20.24%		19.90	%(g)	47.80%		(22.36)%		13.37	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	1.05	%(i)	1.08	%(h)	1.20	%(h)	1.28	%(h)	1.41	%(h)	1.50	%(h)(i)
Interest expense	—		—		—	%(j)	—		—		—
Total net expenses	1.05	%(i)	1.08	%(h)	1.20	%(h)	1.28	%(h)	1.41	%(h)	1.50	%(h)(i)
Net investment income	0.82	%(i)	0.80%		0.99%		0.79%		0.86%		0.39	%(i)
Waiver/reimbursement	—		—		—		—		—		0.78	%(i)
Portfolio turnover rate	28	%(f)	41%		61%		79%		98%		19	%(f)
Net assets, end of period (000's)	$1,034,182		$874,429		$10,258		$8,121		$3,270		$573

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Columbia Mid Cap Value Fund's Investor A shares commenced operations on November 20, 2001.

(c)  Per share net investment income has been calculated using the average shares outstanding during the period.

(d)  The effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  Without the effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 19.81%.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

(k)  Rounds to less than $0.01 per share.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,								Period Ended March 31,
Class B Shares	2006		2006 (a)		2005		2004		2003		2002 (b)
Net Asset Value, Beginning of Period	$14.80		$13.89		$12.70		$8.67		$11.29		$10.00
Income from Investment Operations:
Net investment income (loss) (c)	—	(d)	0.01		0.03		—	(d)	0.01		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		2.43		2.20	(e)	4.05		(2.59)		1.35
Total from Investment Operations	0.01		2.44		2.23		4.05		(2.58)		1.31
Less Distributions Declared to Shareholders:
From net investment income	—	(d)	(0.01)		(0.05)		(0.02)		(0.02)		(0.02)
From net realized gains	(0.88)		(1.52)		(1.00)		—		(0.02)		—
Total Distributions Declared to Shareholders	(0.88)		(1.53)		(1.05)		(0.02)		(0.04)		(0.02)
Increase due to capital contributions	—		—		0.01		—		—		—
Net Asset Value, End of Period	$13.93		$14.80		$13.89		$12.70		$8.67		$11.29
Total return (f)	0.40	%(g)	19.32%		18.91	%(h)	46.56%		(22.93)%		13.14	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	1.80	%(j)	1.84	%(i)	1.95	%(i)	2.03	%(i)	2.16	%(i)	2.25	%(i)(j)
Interest expense	—		—		—	%(k)	—		—		—
Total net expenses	1.80	%(j)	1.84	%(i)	1.95	%(i)	2.03	%(i)	2.16	%(i)	2.25	%(i)(j)
Net investment income (loss)	0.05	%(j)	0.05%		0.24%		0.04%		0.11%		(0.36	)%(j)
Waiver/reimbursement	—		—		—		—		—		0.78	%(j)
Portfolio turnover rate	28	%(g)	41%		61%		79%		98%		19	%(g)
Net assets, end of period (000's)	$260,021		$312,587		$4,447		$3,650		$1,961		$524

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Columbia Mid Cap Value Fund's Investor B shares commenced operations on November 20, 2001.

(c)  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  The effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Without the effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 18.82%.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,								Period Ended March 31,
Class C Shares	2006		2006 (a)		2005		2004		2003		2002 (b)
Net Asset Value, Beginning of Period	$14.84		$13.93		$12.73		$8.69		$11.31		$10.00
Income from Investment Operations:
Net investment income (loss) (c)	0.01		0.01		0.05		—	(d)	0.01		(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		2.43		2.19	(e)	4.05		(2.59)		1.36
Total from Investment Operations	0.02		2.44		2.24		4.05		(2.58)		1.31
Less Distributions Declared to Shareholders:
From net investment income	—	(d)	(0.01)		(0.05)		(0.01)		(0.02)		—	(d)
From net realized gains	(0.88)		(1.52)		(1.00)		—		(0.02)		—
Total Distributions Declared to Shareholders	(0.88)		(1.53)		(1.05)		(0.01)		(0.04)		—	(d)
Increase due to capital contributions	—		—		0.01		—		—		—
Net Asset Value, End of Period	$13.98		$14.84		$13.93		$12.73		$8.69		$11.31
Total return (f)	0.47	%(g)	19.25%		18.97	%(h)	46.66%		(22.89)%		13.10	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	1.80	%(j)	1.84	%(i)	1.95	%(i)	2.03	%(i)	2.16	%(i)	2.25	%(i)(j)
Interest expense	—		—		—	%(k)	—		—		—
Total net expenses	1.80	%(j)	1.84	%(i)	1.95	%(i)	2.03	%(i)	2.16	%(i)	2.25	%(i)(j)
Net investment income (loss)	0.09	%(j)	0.05%		0.36%		0.04%		0.11%		(0.36	)%(j)
Waiver/reimbursement	—		—		—		—		—		0.78	%(j)
Portfolio turnover rate	28	%(g)	41%		61%		79%		98%		19	%(g)
Net assets, end of period (000's)	$185,489		$123,789		$944		$684		$362		$93

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Columbia Mid Cap Value Fund's Investor C shares commenced operations on November 20, 2001.

(c)  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  The effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  Without the effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 18.88%.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended September 30, 2006	Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$15.01	$14.25
Income from Investment Operations:
Net investment income (b)	0.07	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)	0.75
Total from Investment Operations	0.04	0.76
Less Distributions Declared to Shareholders:
From net investment income	(0.03)	—	(c)
From net realized gains	(0.88)	—
Total Distributions Declared to Shareholders	(0.91)	—	(c)
Net Asset Value, End of Period	$14.14	$15.01
Total return (d)(e)	0.62%	5.36%
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (g)	1.31%	1.44	%(f)
Interest expense	—	—
Total net expenses (g)	1.31%	1.44	%(f)
Net investment income (g)	1.00%	0.44%
Portfolio turnover rate (e)	28%	41%
Net assets, end of period (000's)	$444	$10

(a)  Columbia Mid Cap Value Fund's Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.

(b)  Per share net investment income has been calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Mid Cap Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,								Period Ended March 31,
Class Z Shares	2006		2006 (a)		2005		2004		2003		2002 (b)
Net Asset Value, Beginning of Period	$15.03		$14.04		$12.79		$8.72		$11.32		$10.00
Income from Investment Operations:
Net investment income (c)	0.08		0.13		0.16		0.12		0.10		0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		2.49		2.23	(d)	4.07		(2.61)		1.30
Total from Investment Operations	0.09		2.62		2.39		4.19		(2.51)		1.36
Less Distributions Declared to Shareholders:
From net investment income	(0.07)		(0.11)		(0.15)		(0.12)		(0.07)		(0.04)
From net realized gains	(0.88)		(1.52)		(1.00)		—		(0.02)		—
Total Distributions Declared to Shareholders	(0.95)		(1.63)		(1.15)		(0.12)		(0.09)		(0.04)
Increase due to capital contributions	—		—		0.01		—		—		—
Net Asset Value, End of Period	$14.17		$15.03		$14.04		$12.79		$8.72		$11.32
Total return (e)	0.95	%(f)	20.49%		20.16	%(g)	48.18%		(22.27)%		13.63	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	0.81	%(i)	0.84	%(h)	0.95	%(h)	1.03	%(h)	1.16	%(h)	1.25	%(h)(i)
Interest expense	—		—		—	%(j)	—		—		—
Total net expenses	0.81	%(i)	0.84	%(h)	0.95	%(h)	1.03	%(h)	1.16	%(h)	1.25	%(h)(i)
Net investment income	1.06	%(i)	0.94%		1.24%		1.04%		1.11%		0.64	%(i)
Waiver/reimbursement	—		—		—		—		—		0.78	%(i)
Portfolio turnover rate	28	%(f)	41%		61%		79%		98%		19	%(f)
Net assets, end of period (000's)	$1,479,605		$1,415,664		$591,318		$492,327		$294,087		$98,888

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Columbia Mid Cap Value Fund's Primary A shares commenced operations on November 20, 2001.

(c)  Per share net investment income has been calculated using the average shares outstanding during the period.

(d)  The effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  Without the effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 20.07%.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Value Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,					Period Ended March 31,
Class A Shares	2006		2006 (a)	2005		2004		2003 (b)
Net Asset Value, Beginning of Period	$14.12		$12.52	$12.26		$7.71		$10.00
Income from Investment Operations:
Net investment income (loss) (c)	0.04		0.04	(0.04)		(0.01)		0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.51)		2.98	1.47		4.67		(2.28)
Total from Investment Operations	(0.47)		3.02	1.43		4.66		(2.27)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.03)	—		(0.02)		(0.02)
From net realized gains	(0.55)		(1.39)	(1.17)		(0.09)		—
Total Distributions Declared to Shareholders	(0.55)		(1.42)	(1.17)		(0.11)		(0.02)
Net Asset Value, End of Period	$13.10		$14.12	$12.52		$12.26		$7.71
Total return (e)	(3.09	)%(f)	26.14%	13.42	%(g)	60.64	%(g)	(22.75	)%(f)(g)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (h)	1.21	%(i)	1.23%	1.47%		1.55%		1.55	%(i)
Interest expense	—		—	—	%(d)	—		—
Total net expenses (h)	1.21	%(i)	1.23%	1.47%		1.55%		1.55	%(i)
Net investment income	0.65	%(i)	0.33%	(0.30)%		(0.10)%		0.20	%(i)
Waiver/reimbursement	—		—	0.02%		0.05%		0.27	%(i)
Portfolio turnover rate	37	%(f)	80%	61%		111%		89	%(f)
Net assets, end of period (000's)	$44,910		$8,646	$4,868		$3,840		$1,122

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Class A shares commenced operations on May 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Rounds to less than 0.01%.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Value Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,					Period Ended March 31,
Class B Shares	2006		2006 (a)	2005		2004		2003 (b)
Net Asset Value, Beginning of Period	$13.76		$12.28	$12.13		$7.68		$10.00
Income from Investment Operations:
Net investment income (loss) (c)	(0.02)		(0.05)	(0.12)		(0.09)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.48)		2.90	1.44		4.63		(2.28)
Total from Investment Operations	(0.50)		2.85	1.32		4.54		(2.32)
Less Distributions Declared to Shareholders:
From net investment income	—		—	—		—		—	(d)
From net realized gains	(0.55)		(1.37)	(1.17)		(0.09)		—
Total Distributions Declared to Shareholders	(0.55)		(1.37)	(1.17)		(0.09)		—
Net Asset Value, End of Period	$12.71		$13.76	$12.28		$12.13		$7.68
Total return (e)	(3.39	)%(f)	25.12%	12.59	%(g)	59.34	%(g)	(23.20	)%(f)(g)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (h)	1.96	%(i)	1.98%	2.22%		2.30%		2.30	%(i)
Interest expense	—		—	—	%(j)	—		—
Total net expenses (h)	1.96	%(i)	1.98%	2.22%		2.30%		2.30	%(i)
Net investment income (loss)	(0.24	)%(i)	(0.43)%	(1.05)%		(0.85)%		(0.55	)%(i)
Waiver/reimbursement	—		—	0.02%		0.05%		0.27	%(i)
Portfolio turnover rate	37	%(f)	80%	61%		111%		89	%(f)
Net assets, end of period (000's)	$3,025		$2,158	$1,569		$1,395		$341

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Class B shares commenced operations on May 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Value Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,					Period Ended March 31,
Class C Shares	2006		2006 (a)	2005		2004		2003 (b)
Net Asset Value, Beginning of Period	$13.75		$12.27	$12.13		$7.67		$10.00
Income from Investment Operations:
Net investment income (loss) (c)	(0.01)		(0.04)	(0.12)		(0.09)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.50)		2.89	1.43		4.64		(2.29)
Total from Investment Operations	(0.51)		2.85	1.31		4.55		(2.33)
Less Distributions Declared to Shareholders:
From net investment income	—		—	—		—		—	(d)
From net realized gains	(0.55)		(1.37)	(1.17)		(0.09)		—
Total Distributions Declared to Shareholders	(0.55)		(1.37)	(1.17)		(0.09)		—
Net Asset Value, End of Period	$12.69		$13.75	$12.27		$12.13		$7.67
Total return (e)	(3.47	)%(f)	25.14%	12.51	%(g)	59.54	%(g)	(23.29	)%(f)(g)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (h)	1.96	%(i)	1.98%	2.22%		2.30%		2.30	%(i)
Interest expense	—		—	—	%(j)	—		—
Total net expenses (h)	1.96	%(i)	1.98%	2.22%		2.30%		2.30	%(i)
Net investment income (loss)	(0.13	)%(i)	(0.32)%	(1.05)%		(0.85)%		(0.55	)%(i)
Waiver/reimbursement	—		—	0.02%		0.05%		0.27	%(i)
Portfolio turnover rate	37	%(f)	80%	61%		111%		89	%(f)
Net assets, end of period (000's)	$6,582		$1,671	$370		$278		$56

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Class C shares commenced operations on May 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j) Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Value Fund II

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended September 30, 2006	Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$14.11	$12.93
Income from Investment Operations:
Net investment income (b)	0.03	—
Net realized and unrealized gain (loss) on investments and foreign currency	(0.52)	1.18
Total from Investment Operations	(0.49)	1.18
Less Distributions Declared to Shareholders:
From net realized gains	(0.55)	—
Net Asset Value, End of Period	$13.07	$14.11
Total return (c)(d)	(3.23)%	9.13%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(f)	1.46%	1.36%
Net investment income (f)	0.38%	0.03%
Portfolio turnover rate (d)	37%	80%
Net assets, end of period (000's)	$30	$11

(a)  Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Value Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,					Period Ended March 31,
Class Z Shares	2006		2006 (a)	2005		2004		2003 (b)
Net Asset Value, Beginning of Period	$14.21		$12.60	$12.30		$7.73		$10.00
Income from Investment Operations:
Net investment income (loss) (c)	0.05		0.07	(0.01)		0.02		0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(0.50)		3.00	1.48		4.67		(2.28)
Total from Investment Operations	(0.45)		3.07	1.47		4.69		(2.25)
Less Distributions Declared to Shareholders:
From net investment income	(0.01)		(0.06)	—	(d)	(0.03)		(0.02)
From net realized gains	(0.55)		(1.40)	(1.17)		(0.09)		—
Total Distributions Declared to Shareholders	(0.56)		(1.46)	(1.17)		(0.12)		(0.02)
Net Asset Value, End of Period	$13.20		$14.21	$12.60		$12.30		$7.73
Total return (e)	(2.94	)%(g)	26.43%	13.72	%(f)	60.96	%(f)	(22.50	)%(f)(g)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (h)	0.96	%(i)	0.98%	1.22%		1.30%		1.30	%(i)
Interest expense	—		—	—	%(j)	—		—
Total net expenses (h)	0.96	%(i)	0.98%	1.22%		1.30%		1.30	%(i)
Net investment income	0.73	%(i)	0.56%	(0.05)%		0.15%		0.45	%(i)
Waiver/reimbursement	—		—	0.02%		0.05%		0.27	%(i)
Portfolio turnover rate	37	%(g)	80%	61%		111%		89	%(g)
Net assets, end of period (000's)	$267,260		$238,856	$197,829		$151,556		$70,168

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Class Z shares commenced operations on May 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares (j)	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$19.53		$17.04		$15.80		$11.86		$14.72	$14.87
Income From Investment Operations:
Net investment loss (b)	—	(c)	(0.03)		(0.03)		(0.06)		(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.86)		2.52		1.27		4.00		(2.78)	(0.06)
Total from Investment Operations	(0.86)		2.49		1.24		3.94		(2.86)	(0.15)
Net Asset Value, End of Period	$18.67		$19.53		$17.04		$15.80		$11.86	$14.72
Total return (d)	(4.40	)%(e)(f)	14.61	%(e)	7.85	%(e)	33.22	%(e)	(19.43)%	(1.01)%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	1.19	%(g)(h)	1.21%		1.30%		1.37%		1.42%	1.39%
Net investment income (loss)	0.04	%(h)	(0.15)%		(0.21)%		(0.42)%		(0.62)%	(0.64)%
Waiver/reimbursement	0.01	%(h)(i)	0.06	%(i)	0.03	%(i)	0.02	%(i)	—	—
Net assets, end of period (000's)	$2,200,658		$1,956,822		$988,948		$546,537		$279,840	$217,963

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, —%, —% and —% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(j)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares (i)	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$18.40		$16.18		$15.12		$11.43		$14.29	$14.55
Income From Investment Operations:
Net investment loss (b)	(0.06)		(0.15)		(0.15)		(0.16)		(0.17)	(0.20)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.81)		2.37		1.21		3.85		(2.69)	(0.06)
Total from Investment Operations	(0.87)		2.22		1.06		3.69		(2.86)	(0.26)
Net Asset Value, End of Period	$17.53		$18.40		$16.18		$15.12		$11.43	$14.29
Total return (c)	(4.73	)%(d)(e)	13.72	%(d)	7.01	%(d)	32.28	%(d)	(20.01)%	(1.79)%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	1.94	%(f)(g)	1.96%		2.05%		2.12%		2.17%	2.14%
Net investment loss	(0.70	)%(g)	(0.85)%		(0.96)%		(1.17)%		(1.37)%	(1.39)%
Waiver/reimbursement	0.01	%(g)(h)	0.06	%(h)	0.03	%(h)	0.02	%(h)	—	—
Net assets, end of period (000's)	$165,967		$198,749		$194,668		$200,270		$137,432	$209,503

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming no contingent deferred sales charge.

(d)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, —%, —% and —% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(i)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares (i)	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$18.43		$16.20		$15.14		$11.44		$14.31	$14.57
Income From Investment Operations:
Net investment loss (b)	(0.06)		(0.15)		(0.15)		(0.17)		(0.17)	(0.20)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.82)		2.38		1.21		3.87		(2.70)	(0.06)
Total from Investment Operations	(0.88)		2.23		1.06		3.70		(2.87)	(0.26)
Net Asset Value, End of Period	$17.55		$18.43		$16.20		$15.14		$11.44	$14.31
Total return (c)	(4.77	)%(d)(e)	13.77	%(d)	7.00	%(d)	32.34	%(d)	(20.06)%	(1.78)%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	1.94	%(f)(g)	1.96%		2.05%		2.12%		2.17%	2.14%
Net investment loss	(0.71	)%(g)	(0.89)%		(0.96)%		(1.17)%		(1.37)%	(1.39)%
Waiver/reimbursement	0.01	%(g)(h)	0.06	%(h)	0.03	%(h)	0.02	%(h)	—	—
Net assets, end of period (000's)	$712,281		$679,735		$352,016		$177,599		$55,913	$31,886

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming no contingent deferred sales charge.

(d)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, —%, —% and —% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(i)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Growth Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares (h)	(Unaudited) Six Months Ended September 30, 2006		Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$19.49		$18.89
Income From Investment Operations:
Net investment loss (b)	(0.03)		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.85)		0.61
Total from Investment Operations	(0.88)		0.60
Net Asset Value, End of Period	$18.61		$19.49
Total return (c)(d)	(4.52)%		3.18%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	1.44	%(e)	1.54%
Net investment loss (f)	(0.36)%		(0.35)%
Waiver/reimbursement (f)(g)	0.01%		0.07%
Net assets, end of period (000's)	$380		$10

(a)  Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01% for the six months ended September 30, 2006 and for the year ended March 31, 2006, respectively.

(h)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Growth Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares (i)	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$19.82		$17.25		$15.96		$11.95		$14.79	$14.91
Income From Investment Operations:
Net investment income (loss) (b)	0.03		0.02		0.01		(0.02)		(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.87)		2.55		1.28		4.03		(2.79)	(0.06)
Total from Investment Operations	(0.84)		2.57		1.29		4.01		(2.84)	(0.12)
Net Asset Value, End of Period	$18.98		$19.82		$17.25		$15.96		$11.95	$14.79
Total return	(4.24	)%(c)(d)	14.90	%(c)	8.08	%(c)	33.56	%(c)	(19.20)%	(0.80)%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.94	%(e)(f)	0.96%		1.05%		1.12%		1.17%	1.14%
Net investment income (loss)	0.29	%(f)	0.11%		0.04%		(0.17)%		(0.37)%	(0.39)%
Waiver/reimbursement	0.01	%(f)(g)	0.06	%(g)	0.03	%(g)	0.02	%(g)	—	—
Net assets, end of period (000's)	$1,593,881		$1,446,667		$774,996		$371,942		$106,436	$58,752

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, —%, —% and —% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(h)  Rounds to less than 0.01%.

(i)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares (a)	2006		2006 (b)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$13.35		$12.00		$11.55		$8.76		$12.31		$12.44
Income from Investment Operations:
Net investment income (loss) (c)	0.06		0.11		0.10		0.03		0.04		(0.01)
Net realized and unrealized gain (loss) on investments	0.44		1.35		0.45	(d)	2.79		(3.56)		(0.11)
Total from Investment Operations	0.50		1.46		0.55		2.82		(3.52)		(0.12)
Less Distributions Declared to Shareholders:
From net investment income	(0.01)		(0.11)		(0.10)		(0.03)		(0.03)		(0.01)
Net Asset Value, End of Period	$13.84		$13.35		$12.00		$11.55		$8.76		$12.31
Total return (e)	3.77	%(f)	12.19%		4.71	%(g)	32.21%		(28.61)%		(0.97)%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	1.02	%(h)(i)	1.03%		1.12	%(j)	1.18	%(j)	1.19%		1.19	%(h)
Interest expense	—		—		—	%(k)	—		—		—
Total net expenses	1.02	%(h)(i)	1.03%		1.12	%(j)	1.18	%(j)	1.19%		1.19	%(h)
Waiver/reimbursement	—	%(i)(k)(l)	0.06	%(l)	0.03	%(l)	0.03	%(l)	—		—
Net investment income (loss)	0.92	%(i)	0.86%		0.89%		0.27%		0.44%		(0.05)%
Portfolio turnover rate	—		—		—		—		15	%(m)	71%
Net assets, end of period (000's)	$194,581		$201,359		$213,513		$245,616		$213,691		$26,742

(a)  Per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  The effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement was less than $0.01.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  Without the effect from the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 4.70%.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  The reimbursement from the Investment Advisor had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, —%, 0.01% and —% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(m)  Amount represents results prior to conversion to a master-feeder structure on May 13, 2002.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares (a)	2006		2006 (b)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$12.95		$11.65		$11.21		$8.54		$12.07		$12.29
Income from Investment Operations:
Net investment income (loss) (c)	0.01		0.01		0.02		(0.05)		(0.03)		(0.10)
Net realized and unrealized gain (loss) on investments	0.43		1.31		0.42	(d)	2.72		(3.50)		(0.12)
Total from Investment Operations	0.44		1.32		0.44		2.67		(3.53)		(0.22)
Less Distributions Declared to Shareholders:
From net investment income	—	(e)	(0.02)		—	(e)	—		—	(e)	—	(e)
Net Asset Value, End of Period	$13.39		$12.95		$11.65		$11.21		$8.54		$12.07
Total return (f)	3.40	%(g)	11.33%		3.93	%(h)	31.26%		(29.23)%		(1.78)%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	1.77	%(i)(j)	1.78%		1.87	%(k)	1.93	%(k)	1.94%		1.94	%(i)
Interest expense	—		—		—	%(l)	—		—		—
Total net expenses	1.77	%(i)(j)	1.78%		1.87	%(k)	1.93	%(k)	1.94%		1.94	%(i)
Waiver/reimbursement	—	%(j)(l)(m)	0.06	%(m)	0.03	%(m)	0.03	%(m)	—		—
Net investment income (loss)	0.17	%(j)	0.11%		0.14%		(0.48)%		(0.31)%		(0.80)%
Portfolio turnover rate	—		—		—		—		15	%(n)	71%
Net assets, end of period (000's)	$28,641		$31,542		$37,140		$44,571		$38,972		$8,358

(a)  Per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  The effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement was less than $0.01.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Without the effect from the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 3.92%.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  The reimbursement from the Investment Advisor had an impact of less than 0.01%.

(l)  Rounds to less than 0.01%.

(m)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, —%, 0.01% and —% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(n)  Amount represents results prior to conversion to a master-feeder structure on May 13, 2002.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares (a)	2006		2006 (b)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$12.94		$11.64		$11.21		$8.54		$12.08		$12.30
Income from Investment Operations:
Net investment income (loss) (c)	0.01		0.01		0.02		(0.05)		(0.03)		(0.10)
Net realized and unrealized gain (loss) on investments	0.43		1.31		0.42	(d)	2.72		(3.51)		(0.12)
Total from Investment Operations	0.44		1.32		0.44		2.67		(3.54)		(0.22)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.02)		(0.01)		—		—		—	(e)
Net Asset Value, End of Period	$13.38		$12.94		$11.64		$11.21		$8.54		$12.08
Total return (f)	3.40	%(g)	11.34%		3.91	%(h)	31.26%		(29.30)%		(1.78)%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	1.77	%(i)(j)	1.78%		1.87	%(k)	1.93	%(k)	1.94%		1.94	%(i)
Interest expense	—		—		—	%(l)	—		—		—
Total net expenses	1.77	%(i)(j)	1.78%		1.87	%(k)	1.93	%(k)	1.94%		1.94	%(i)
Waiver/reimbursement	—	%(j)(l)(m)	0.06	%(m)	0.03	%(m)	0.03	%(m)	—		—
Net investment income (loss)	0.17	%(j)	0.11%		0.14%		(0.48)%		(0.31)%		(0.80)%
Portfolio turnover rate	—		—		—		—		15	%(n)	71%
Net assets, end of period (000's)	$13,318		$14,026		$14,899		$16,702		$12,857		$2,645

(a)  Per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  The effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement was less than $0.01.

(e)  Amount represents less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  Without the effect from the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 3.92%.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  The reimbursement from the Investment Advisor had an impact of less than 0.01%.

(l)  Rounds to less than 0.01%.

(m)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, —%, 0.01% and —% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(n)  Amount represents results prior to conversion to a master-feeder structure on May 13, 2002.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares (a)	2006		2006 (b)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$13.39		$12.03		$11.58		$8.78		$12.35		$12.47
Income from Investment Operations:
Net investment income (c)	0.08		0.14		0.13		0.05		0.07		0.02
Net realized and unrealized gain (loss) on investments	0.43		1.36		0.45	(d)	2.81		(3.59)		(0.12)
Total from Investment Operations	0.51		1.50		0.58		2.86		(3.52)		(0.10)
Less Distributions Declared to Shareholders:
From net investment income	(0.04)		(0.14)		(0.13)		(0.06)		(0.05)		(0.02)
Net Asset Value, End of Period	$13.86		$13.39		$12.03		$11.58		$8.78		$12.35
Total return (e)	3.86	%(f)	12.50%		4.98	%(g)	32.58%		(28.55)%		(0.83)%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	0.77	%(h)(i)	0.78%		0.87	%(j)	0.93	%(j)	0.94%		0.94	%(h)
Interest expense	—		—		—	%(k)	—		—		—
Total net expenses	0.77	%(h)(i)	0.78%		0.87	%(j)	0.93	%(j)	0.94%		0.94	%(h)
Waiver/reimbursement	—	%(i)(k)(l)	0.06	%(l)	0.03	%(l)	0.03	%(l)	—		—
Net investment income	1.17	%(i)	1.11%		1.14%		0.52%		0.69%		0.20%
Portfolio turnover rate	—		—		—		—		15	%(m)	71%
Net assets, end of period (000)	$1,348,100		$1,347,623		$1,187,622		$1,517,644		$1,393,260		$1,230,030

(a)  Per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  The effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement was less than $0.01.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  Without the effect from the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 4.70%.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  The reimbursement from the Investment Advisor had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, —%, 0.01% and —% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(m)  Amount represents results prior to conversion to a master-feeder structure on May 13, 2002.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Focused Equities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended August 31,
Class A Shares (i)	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$21.10		$17.67		$16.79		$12.70		$15.77	$15.31
Income From Investment Operations:
Net investment income (loss) (b)	0.01		(0.05)		(0.06)		(0.08)		(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.97)		3.48		0.94		4.17		(2.99)	0.55
Total from Investment Operations	(0.96)		3.43		0.88		4.09		(3.07)	0.46
Net Asset Value, End of Period	$20.14		$21.10		$17.67		$16.79		$12.70	$15.77
Total return (c)	(4.55	)%(d)(e)	19.41	%(d)	5.24	%(d)	32.20	%(d)	(19.47)%	3.00%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (f)	1.21	%(g)	1.22%		1.30%		1.34%		1.37%	1.36%
Net investment income (loss)	0.06	%(g)	(0.27)%		(0.37)%		(0.49)%		(0.60)%	(0.58)%
Waiver/reimbursement	0.03	%(g)(h)	0.08	%(h)	0.03	%(h)	0.03	%(h)	—	—
Net assets, end of period (000's)	$2,161,590		$2,061,076		$1,256,948		$1,030,985		$537,958	$507,590

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(d)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.02%, —% and —% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(i)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Focused Equities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended August 31,
Class B Shares (i)	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$19.91		$16.80		$16.08		$12.25		$15.33	$15.00
Income From Investment Operations:
Net investment loss (b)	(0.06)		(0.18)		(0.18)		(0.19)		(0.18)	(0.20)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.92)		3.29		0.90		4.02		(2.90)	0.53
Total from Investment Operations	(0.98)		3.11		0.72		3.83		(3.08)	0.33
Net Asset Value, End of Period	$18.93		$19.91		$16.80		$16.08		$12.25	$15.33
Total return (c)	(4.92	)%(d)(e)	18.51	%(d)	4.48	%(d)	31.27	%(d)	(20.09)%	2.20%
Ratios to Average Net Assets/ Supplemental data:
Expenses (f)	1.96	%(g)	1.97%		2.05%		2.09%		2.12%	2.11%
Net investment loss	(0.68	)%(g)	(1.01)%		(1.12)%		(1.24)%		(1.35)%	(1.33)%
Waiver/reimbursement	0.03	%(g)(h)	0.08	%(h)	0.03	%(h)	0.03	%(h)	—	—
Net assets, end of period (000's)	$410,368		$509,933		$517,489		$576,884		$462,082	$679,688

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming no contingent deferred sales charge.

(d)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.02%, —% and —% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(i)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Focused Equities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended August 31,
Class C Shares (i)	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$19.97		$16.85		$16.13		$12.29		$15.38	$15.05
Income From Investment Operations:
Net investment loss (b)	(0.07)		(0.19)		(0.18)		(0.19)		(0.18)	(0.20)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.92)		3.31		0.90		4.03		(2.91)	0.53
Total from Investment Operations	(0.99)		3.12		0.72		3.84		(3.09)	0.33
Net Asset Value, End of Period	$18.98		$19.97		$16.85		$16.13		$12.29	$15.38
Total return (c)	(4.96	)%(d)(e)	18.52	%(d)	4.46	%(d)	31.24	%(d)	(20.09)%	2.19%
Ratios to Average Net Assets/ Supplemental data:
Expenses (f)	1.96	%(g)	1.97%		2.05%		2.09%		2.12%	2.11%
Net investment loss	(0.69	)%(g)	(1.01)%		(1.12)%		(1.12)%		(1.35)%	(1.33)%
Waiver/reimbursement	0.03	%(g)(h)	0.08	%(h)	0.03	%(h)	0.03	%(h)	—	—
Net assets, end of period (000's)	$530,574		$532,250		$382,989		$342,885		$175,032	$188,842

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming no contingent deferred sales charge.

(d)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.02%, —% and —% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(i)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Focused Equities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended August 31,
Class Z Shares (i)	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$21.45		$17.92		$16.98		$12.81		$15.87	$15.37
Income From Investment Operations:
Net investment income (loss) (b)	0.03		—	(c)	(0.02)		(0.04)		(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.99)		3.53		0.96		4.21		(3.01)	0.55
Total from Investment Operations	(0.96)		3.53		0.94		4.17		(3.06)	0.50
Net Asset Value, End of Period	$20.49		$21.45		$17.92		$16.98		$12.81	$15.87
Total return	(4.48	)%(d)(e)	19.70	%(d)	5.54	%(d)	32.55	%(d)	(19.28)%	3.25%
Ratios to Average Net Assets/ Supplemental data:
Expenses (f)	0.96	%(g)	0.97%		1.05%		1.09%		1.12%	1.11%
Net investment income (loss)	0.31	%(g)	(0.01)%		(0.12)%		(0.24)%		(0.35)%	(0.33)%
Waiver/reimbursement	0.03	%(g)(h)	0.08	%(h)	0.03	%(h)	0.03	%(h)	—	—
Net assets, end of period (000's)	$1,041,743		$1,022,812		$751,124		$701,306		$384,706	$346,435

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.02%, —% and —% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(i)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico 21st Century Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$13.58		$10.61		$9.70		$6.19		$7.06		$6.97
Income From Investment Operations:
Net investment income (loss) (b)	0.01		(0.03)		(0.05)		(0.05)		(0.07)		(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.49)		3.00		0.96		3.56		(0.80)		0.16
Total from Investment Operations	(0.48)		2.97		0.91		3.51		(0.87)		0.09
Less Distributions Declared to Shareholders:
From net investment income	—		—	(c)	—		—		—		—
From net realized gains	(0.20)		—		—		—		—		—
Total Distributions Declared to Shareholders	(0.20)		—	(c)	—		—		—		—
Net Asset Value, End of Period	$12.90		$13.58		$10.61		$9.70		$6.19		$7.06
Total return (d)	(3.44	)%(e)(f)	28.04	%(e)	9.38%		56.70%		(12.32	)%(e)	1.29%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (g)	1.23	%(h)	1.31%		1.40%		1.49%		1.70%		1.62%
Interest expense	—		—		—	%(i)	—	%(i)	—	%(i)	—
Total net expenses (g)	1.23	%(h)	1.31%		1.40%		1.49%		1.70%		1.62%
Net investment income (loss)	0.22	%(h)	(0.22)%		(0.50)%		(0.59)%		(1.06)%		(0.97)%
Waiver/reimbursement	0.01	%(h)	0.01%		—		—		0.01%		—
Portfolio turnover rate	63	%(f)	141%		130%		204%		308%		419%
Net assets, end of period (000's)	$1,272,935		$675,287		$187,094		$48,630		$10,853		$14,741

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%, except for the six months ended September 30, 2006 and the year ended March 31, 2006, when the impact was 0.15% and 0.08%, respectively.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico 21st Century Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$12.99		$10.22		$9.42		$6.05		$6.96		$6.92
Income From Investment Operations:
Net investment loss (b)	(0.03)		(0.11)		(0.12)		(0.13)		(0.12)		(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.47)		2.88		0.92		3.50		(0.79)		0.16
Total from Investment Operations	(0.50)		2.77		0.80		3.37		(0.91)		0.04
Less Distributions Declared to Shareholders:
From net realized gains	(0.12)		—		—		—		—		—
Net Asset Value, End of Period	$12.37		$12.99		$10.22		$9.42		$6.05		$6.96
Total return (c)	(3.84	)%(d)(e)	27.10	%(d)	8.49%		55.70%		(13.07	)%(d)	0.58%
Ratios to Average Net Assets/ Supplemental data:
Operating expenses (f)	1.98	%(g)	2.06%		2.15%		2.24%		2.45%		2.37%
Interest expense	—		—		—	%(h)	—	%(h)	—	%(h)	—
Total net expenses (f)	1.98	%(g)	2.06%		2.15%		2.24%		2.45%		2.37%
Net investment loss	(0.54	)%(g)	(0.96)%		(1.25)%		(1.34)%		(1.81)%		(1.72)%
Waiver/reimbursement	0.01	%(g)	0.01%		—		—		0.01%		—
Portfolio turnover rate	63	%(e)	141%		130%		204%		308%		419%
Net assets, end of period (000's)	$118,475		$97,006		$60,495		$48,277		$29,562		$43,187

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%, except for the six months ended September 30, 2006 and the year ended March 31, 2006, when the impact was 0.15% and 0.08%, respectively.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico 21st Century Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$12.99		$10.22		$9.42		$6.05		$6.96		$6.92
Income From Investment Operations:
Net investment loss (b)	(0.03)		(0.11)		(0.12)		(0.13)		(0.12)		(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.47)		2.88		0.92		3.50		(0.79)		0.16
Total from Investment Operations	(0.50)		2.77		0.80		3.37		(0.91)		0.04
Less Distributions Declared to Shareholders:
From net realized gains	(0.12)		—		—		—		—		—
Net Asset Value, End of Period	$12.37		$12.99		$10.22		$9.42		$6.05		$6.96
Total return (c)	(3.84	)%(d)(e)	27.10	%(d)	8.49%		55.70%		(13.07	)%(d)	0.58%
Ratios to Average Net Assets/ Supplemental data:
Operating expenses (f)	1.98	%(g)	2.06%		2.15%		2.24%		2.45%		2.37%
Interest expense	—		—		—	%(h)	—	%(h)	—	%(h)	—
Total net expenses (f)	1.98	%(g)	2.06%		2.15%		2.24%		2.45%		2.37%
Net investment loss	(0.52	)%(g)	(0.96)%		(1.25)%		(1.34)%		(1.81)%		(1.72)%
Waiver/reimbursement	0.01	%(g)	0.01%		—		—		0.01%		—
Portfolio turnover rate	63	%(e)	141%		130%		204%		308%		419%
Net assets, end of period (000's)	$310,764		$97,006		$38,460		$14,700		$3,517		$4,660

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%, except for the six months ended September 30, 2006 and the year ended March 31, 2006, when the impact was 0.15% and 0.08%, respectively.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico 21st Century Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended September 30, 2006	Period ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$13.58	$12.53
Income From Investment Operations:
Net investment loss (b)	(0.01)	(0.02)
Net realized and unrealized gain on investments and foreign currency	(0.48)	1.07
Total from Investment Operations	(0.49)	1.05
Less Distributions:
From net realized gains	(0.17)	— (c)
Net Asset Value, End of Period	$12.92	$13.58
Total return (d)(e)(f)	(3.58)%	8.38%
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (g)(h)	1.48%	1.63%
Net investment loss (g)(h)	(0.15)%	(0.91)%
Waiver/reimbursement (h)	0.01%	0.03%
Portfolio turnover rate (f)	63%	141%
Net assets, end of period (000's)	$537	$11

(a)  Class R shares commenced operations on January 23, 2006. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Amount represents less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%, except for the six months ended September 30, 2006 and the period ended March 31, 2006, when the impact was 0.15% and 0.08%, respectively.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico 21st Century Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2006		2006 (a)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$13.76		$10.75		$9.80		$6.24		$7.10		$6.99
Income From Investment Operations:
Net investment income (loss) (b)	0.03		—	(c)	(0.03)		(0.03)		(0.05)		(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.50)		3.04		0.98		3.59		(0.81)		0.16
Total from Investment Operations	(0.47)		3.04		0.95		3.56		(0.86)		0.11
Less Distributions Declared to Shareholders:
From net investment income	—		(0.03)		—		—		—		—
From net realized gains	(0.23)		—		—		—		—		—
Total Distributions	(0.23)		(0.03)		—		—		—		—
Net Asset Value, End of Period	$13.06		$13.76		$10.75		$9.80		$6.24		$7.10
Total return (d)	(3.33	)%(e)(f)	28.33	%(e)	9.69%		57.05%		(12.11	)%(e)	1.57%
Ratios to Average Net Assets/ Supplemental data:
Operating expenses (g)	0.98	%(h)	1.06%		1.15%		1.24%		1.45%		1.37%
Interest expense	—		—		—	%(i)	—	%(i)	—	%(i)	—
Total net expenses (g)	0.98	%(h)	1.06%		1.15%		1.24%		1.45%		1.37%
Net investment income (loss)	0.46	%(h)	0.04%		(0.25)%		(0.34)%		(0.81)%		(0.72)%
Waiver/reimbursement	0.01	%(h)	0.01%		—		—		0.01%		—
Portfolio turnover rate	63	%(f)	141%		130%		204%		308%		419%
Net assets, end of period (000's)	$405,044		$274,594		$114,896		$37,027		$3,543		$3,356

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%, except for the six months ended September 30, 2006 and the year ended March 31, 2006, when the impact was 0.15% and 0.08%, respectively.

(h)  Annualized.

(i)  Rounds to less than 0.01% per share.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares (a)	2006		2006 (b)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$17.56		$15.06		$15.04		$9.96		$14.84		$13.52
Income from Investment Operations:
Net investment income (loss) (c)	(0.06)		(0.13)		(0.14)		(0.13)		(0.10)		(0.10)
Net realized and unrealized gain (loss) on investments	(1.79)		4.51		0.16		5.21		(4.78)		1.42
Total from Investment Operations	(1.85)		4.38		0.02		5.08		(4.88)		1.32
Less Distributions Declared to Shareholders:
From net realized gains	(2.25)		(1.88)		—		—		—		—
Net Asset Value, End of Period	$13.46		$17.56		$15.06		$15.04		$9.96		$14.84
Total return (d)(e)	(10.13	)%(f)	30.90%		0.13%		51.00%		(32.88)%		9.76%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	1.24	%(g)	1.24%		1.32%		1.38	%(h)	1.40%		1.40%
Interest expense	—		—		—		—	%(i)	—	%(i)	—	%(i)
Total net expenses	1.24	%(g)	1.24%		1.32%		1.38	%(h)	1.40%		1.40%
Net investment income	(0.84	)%(g)	(0.84)%		(0.96)%		(1.00)%		(0.86)%		(0.73)%
Waiver/reimbursement	0.03	%(g)(j)	0.07	%(j)	0.08	%(j)	0.12	%(j)	0.08%		0.06%
Portfolio turnover rate	—		—		—		40	%(k)	44%		35%
Net assets, end of period (000's)	$200,453		$150,761		$132,400		$212,854		$128,620		$157,759

(a)  Per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio II.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Annualized.

(h)  The reimbursement from the Investment Advisor had an impact of 0.02%.

(i)  Rounds to less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.01%, 0.05% and 0.09% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(k)  Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares (a)	2006		2006 (b)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$16.21		$14.13		$14.22		$9.49		$14.25		$13.08
Income from Investment Operations:
Net investment income (loss) (c)	0.11		(0.24)		(0.24)		(0.22)		(0.18)		(0.20)
Net realized and unrealized gain (loss) on investments	(1.86)		4.20		0.15		4.95		(4.58)		1.37
Total from Investment Operations	(1.75)		3.96		(0.09)		4.73		(4.76)		1.17
Less Distributions Declared to Shareholders:
From net realized gains	(2.13)		(1.88)		—		—		—		—
Net Asset Value, End of Period	$12.33		$16.21		$14.13		$14.22		$9.49		$14.25
Total return (d)(e)	(10.43	)%(f)	29.92%		(0.63)%		49.84%		(33.40)%		8.94%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	1.99	%(g)	1.99%		2.07%		2.13	%(h)	2.15%		2.15%
Interest expense	—		—		—		—	%(i)	—	%(i)	—	%(i)
Total net expenses	1.99	%(g)	1.99%		2.07%		2.13	%(h)	2.15%		2.15%
Net investment income	(1.61	)%(g)	(1.59)%		(1.73)%		(1.75)%		(1.61)%		(1.48)%
Waiver/reimbursement	0.03	%(g)(j)	0.07	%(j)	0.08	%(j)	0.12	%(j)	0.08%		0.06%
Portfolio turnover rate	—		—		—		40	%(k)	44%		35%
Net assets, end of period (000's)	$14,268		$16,229		$16,131		$19,367		$12,567		$17,484

(a)  Per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio II.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Annualized.

(h)  The reimbursement from the Investment Advisor had an impact of 0.02%.

(i)  Rounds to less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.01%, 0.05% and 0.09% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(k)  Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares (a)	2006		2006 (b)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$16.47		$14.33		$14.42		$9.62		$14.45		$13.26
Income from Investment Operations:
Net investment income (loss) (c)	0.11		(0.24)		(0.24)		(0.22)		(0.18)		(0.20)
Net realized and unrealized gain (loss) on investments	(1.89)		4.26		0.15		5.02		(4.65)		1.39
Total from Investment Operations	(1.78)		4.02		(0.09)		4.80		(4.83)		1.19
Less Distributions Declared to Shareholders:
From net realized gains	(2.13)		(1.88)		—		—		—		—
Net Asset Value, End of Period	$12.56		$16.47		$14.33		$14.42		$9.62		$14.45
Total return (d)(e)	(10.44	)%(f)	29.93%		(0.62)%		49.90%		(33.43)%		8.97%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	1.99	%(g)	1.99%		2.07%		2.13	%(h)	2.15%		2.15%
Interest expense	—		—		—		—	%(i)	—	%(i)	—	%(i)
Total net expenses	1.99	%(g)	1.99%		2.07%		2.13	%(h)	2.15%		2.15%
Net investment income	(1.60	)%(g)	(1.59)%		(1.73)%		(1.75)%		(1.61)%		(1.48)%
Waiver/reimbursement	0.03	%(g)(j)	0.07	%(j)	0.08	%(j)	0.12	%(j)	0.08%		0.06%
Portfolio turnover rate	—		—		—		40	%(k)	44%		35%
Net assets, end of period (000's)	$4,799		$4,452		$3,651		$5,454		$3,644		$3,871

(a)  Per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio II.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Annualized.

(h)  The reimbursement from the Investment Advisor had an impact of 0.02%.

(i)  Rounds to less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.01%, 0.05% and 0.09% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(k)  Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Fund II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares (a)	2006		2006 (b)		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$18.06		$15.40		$15.35		$10.14		$15.07		$13.69
Income from Investment Operations:
Net investment income (loss) (c)	0.05		(0.10)		(0.11)		(0.10)		(0.07)		(0.07)
Net realized and unrealized gain (loss) on investments	(1.91)		4.64		0.16		5.31		(4.86)		1.45
Total from Investment Operations	(1.86)		4.54		0.05		5.21		(4.93)		1.38
Less Distributions Declared to Shareholders:
From net realized gains	(2.30)		(1.88)		—		—		—		—
Net Asset Value, End of Period	$13.90		$18.06		$15.40		$15.35		$10.14		$15.07
Total return (d)(e)	(9.94	)%(f)	31.26%		0.33%		51.38%		(32.71)%		10.08%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	0.99	%(g)	0.99%		1.07%		1.13	%(h)	1.15%		1.15%
Interest expense	—		—		—		—	%(i)	—	%(i)	—	%(i)
Total net expenses	0.99	%(g)	0.99%		1.07%		1.13	%(h)	1.15%		1.15%
Net investment income	(0.60	)%(g)	(0.59)%		(0.73)%		(0.75)%		(0.61)%		(0.48)%
Waiver/reimbursement	0.03	%(g)(j)	0.07	%(j)	0.08	%(j)	0.12	%(j)	0.08%		0.06%
Portfolio turnover rate	—		—		—		40	%(k)	44%		35%
Net assets, end of period (000's)	$366,941		$308,930		$360,975		$509,419		$410,198		$572,820

(a)  Per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Small Cap Growth Master Portfolio II.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Annualized.

(h)  The reimbursement from the Investment Advisor had an impact of 0.02%.

(i)  Rounds to less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.03%, 0.01%, 0.05% and 0.09% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(k)  Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements — Stock Funds (September 30, 2006) (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. Information presented in these financial statements pertains to the following portfolios of the Trust (each a "Fund" and collectively, the "Funds"):

Columbia Convertible Securities Fund

Columbia Asset Allocation Fund II

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Value Fund II

Columbia Marsico Growth Fund

Columbia Large Cap Core Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico 21st Century Fund

Columbia Small Cap Growth Fund II

As of the close of business on September 22, 2006, Columbia Small Company Equity Fund, a series of Columbia Funds Series Trust II, merged into Columbia Small Cap Growth Fund II.

Investment Goals

Columbia Convertible Securities Fund seeks to provide investors with a total investment return, comprised of current income and capital appreciation, consistent with prudent investment risk. Columbia Asset Allocation Fund II seeks to obtain long-term growth from capital appreciation, and dividend and interest income. Columbia Large Cap Value Fund seeks growth of capital by investing in companies that are believed to be undervalued. Columbia Mid Cap Value Fund seeks long-term growth of capital with income as a secondary consideration. Columbia Small Cap Value Fund II seeks long-term growth of capital by investing in companies believed to be undervalued. Columbia Marsico Growth Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund and Columbia Marsico 21st Century Fund each seek long-term growth of capital. Columbia Small Cap Growth Fund II seeks long-term growth of capital by investing primarily in equity securities.

Columbia Marsico Growth Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund and Columbia Small Cap Growth Fund II (the "Feeder Funds") seek to achieve their investment objectives by investing substantially all of their assets in Columbia Marsico Growth Master Portfolio, Columbia Large Cap Core Master Portfolio, Columbia Marsico Focused Equities Master Portfolio and Columbia Small Cap Growth Master Portfolio II, respectively (the "Master Portfolios"). The Master Portfolios are each a series of Columbia Funds Master Investment Trust (the "Master Trust"). Each Master Portfolio has the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Funds' investments in their respective Master Portfolios included in the Statements of Assets and Liabilities reflect the Feeder Funds' proportionate beneficial interest in the net assets of the respective Master Portfolios (98.3% for Columbia Marsico Growth Master Portfolio, 99.1% for Columbia Large Cap Core Master Portfolio, 99.5% for Columbia Marsico Focused Equities Master Portfolio and 98.7% for Columbia Small Cap Growth Master Portfolio II at September 30, 2006). The financial statements of the Master Portfolios, including their investment portfolios, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds, managed by Columbia Management Advisors, LLC, and not registered under the 1940 Act, whose financial statements are not presented here, also invest in the Master Portfolios.

Fund Shares

The Funds may issue an unlimited number of shares. Columbia Convertible Securities Fund, Columbia Asset Allocation Fund II, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, and Columbia Small Cap Growth Fund II each offer four classes of shares: Class A, Class B, Class C and Class Z shares. Columbia Large Cap Value Fund, Columbia Mid Cap Value Fund, Columbia Small Cap Value Fund II, Columbia Marsico Growth Fund and Columbia Marsico 21st Century Fund each offer five classes of shares: Class A, Class B, Class C, Class R and Class Z shares. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00%

Stock Funds (September 30, 2006) (Unaudited)

CDSC on shares sold within one year after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Funds' prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security. Debt securities are generally valued by an independent pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other investment companies are valued at net asset value.

Similar policies are followed by the Master Portfolios in which the Feeder Funds invest. See the Notes to Financial Statements for the Master Portfolios included elsewhere in this report for the Master Portfolios' valuation policies.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157") was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Funds' financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

When-Issued/Delayed Delivery Securities

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Foreign Currency Transactions

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern (U.S.) time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in

Stock Funds (September 30, 2006) (Unaudited)

exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Income Recognition

Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from the settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

During 2006, Columbia Asset Allocation II evaluated its accounting policies for interest only securities and recorded a cumulative amortization adjustment decreasing cost of investments by $212,331, increasing accumulated realized gain by $1,370,332 and decreasing undistributed net investment income by $1,582,663. The adjustment did not impact the net assets of the Fund and had no material impact on any prior period.

The Funds estimate components of distributions from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the relative value of their investments in the Master Portfolios.

Expenses

General expenses of the Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged directly to such Fund or class.

The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the relative value of the Feeder Funds' investments in the Master Portfolios.

Dividends and Distributions to Shareholders

Distributions from net investment income are declared and paid quarterly by Columbia Convertible Securities Fund, Columbia Asset Allocation Fund II, Columbia Large Cap Value Fund and Columbia Mid Cap Value Fund. Distributions from net investment income are declared and paid annually by the remaining Funds. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be minimal.

Stock Funds (September 30, 2006) (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2006 was as follows:

	Ordinary Income*	Long-Term Capital Gains
Columbia Convertible Securities Fund	$35,966,624	$84,938,350
Columbia Asset Allocation Fund II	2,339,308	—
Columbia Large Cap Value Fund	37,148,527	33,526,532
Columbia Mid Cap Value Fund	50,106,791	93,978,208
Columbia Small Cap Value Fund II	8,363,278	15,423,215
Columbia Large Cap Core Fund	16,003,242	—
Columbia Marsico 21st Century Fund	612,290	—
Columbia Small Cap Growth Fund II	—	49,900,373

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2006, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation		Unrealized Depreciation	Net Unrealized Appreciation
Columbia Convertible Securities Fund	$86,192,701		$(19,318,861)	$66,873,840
Columbia Asset Allocation Fund II	25,255,391		(3,253,019)	22,002,372
Columbia Large Cap Value Fund	750,202,041		(42,505,524)	707,696,517
Columbia Mid Cap Value Fund	547,022,024		(42,005,259)	505,016,765
Columbia Small Cap Value Fund II	54,960,733		(6,446,829)	48,513,904
Columbia Marsico Growth Fund	—	*	— *	—	*
Columbia Large Cap Core Fund	—	*	— *	—	*
Columbia Marsico Focused Equities Fund	—	*	— *	—	*
Columbia Marsico 21st Century Fund	188,230,614		(33,884,349)	154,346,265
Columbia Small Cap Growth Fund II	—	*	— *	—	*

*  See corresponding Master Trust notes to financial statements for tax basis information.

The following capital loss carryforwards, determined as of March 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Expiring in 2010	Expiring in 2011	Expiring in 2012	Expiring in 2013	Total
Columbia Asset Allocation Fund II	$—	$5,726,622	$11,286,964	$—	$17,013,586
Columbia Large Cap Value Fund	—	9,842,232	—	—	9,842,232
Columbia Marsico Growth Fund	76,747,320	61,903,630	—	30,480,049	169,130,999
Columbia Large Cap Core Fund	—	—	73,115,507	—	73,115,507
Columbia Marsico Focused Equities Fund	174,018,424	145,695,377	—	732,294	320,466,095

*  Utilization of these losses in future years may be limited under Federal tax laws.

Stock Funds (September 30, 2006) (Unaudited)

Total capital loss carryforwards acquired from the Columbia Large Cap Value Fund's merger with Columbia Tax Managed Value Fund and Columbia Growth & Income Fund were $11,336,728 and $27,325,460, respectively, of which $1,494,496 and $27,325,460 were utilized, respectively. The availability of a portion of the remaining capital loss carryforwards from the Columbia Tax Managed Value Fund may be limited in a given year.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Funds and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on each Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Funds. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Convertible Securities Fund	0.65%	0.60%	0.55%	0.50%	0.50%	0.50%
Columbia Asset Allocation Fund II	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Columbia Large Cap Value Fund	0.60%	0.55%	0.43%	0.43%	0.43%	0.41%
Columbia Mid Cap Value Fund	0.65%	0.60%	0.55%	0.50%	0.50%	0.50%
Columbia Small Cap Value Fund II	0.70%	0.65%	0.60%	0.60%	0.60%	0.60%
Columbia Marsico 21st Century Fund	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%

Columbia Marsico Growth Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund and Columbia Small Cap Growth Fund II indirectly pay for investment advisory and sub-advisory services through their investments in their corresponding Master Portfolios (See Note 4 of Notes to Financial Statements of the Master Portfolios).

For the six months ended September 30, 2006, the annualized effective investment advisory fee rates for the Funds, as a percentage of each Fund's average daily net assets, were as follows:

Effective Fee Rate
Columbia Convertible Securities Fund	0.61%
Columbia Asset Allocation Fund II	0.60%

Effective Fee Rate
Columbia Large Cap Value Fund	0.47%
Columbia Mid Cap Value Fund	0.55%
Columbia Small Cap Value Fund II	0.70%
Columbia Marsico 21st Century Fund	0.69%

Sub-Advisory Fee

Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of BOA, has been retained by Columbia as the investment sub-advisor to Columbia Marsico 21st Century Fund. As the sub-advisor, Marsico is responsible for daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays

Stock Funds (September 30, 2006) (Unaudited)

Marsico a monthly sub-advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Funds. Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, based on the Funds' average daily net assets at the annual rates listed below less the fees payable by the Funds under the pricing and bookkeeping agreement (described below):

Administration Fee Rate
Columbia Convertible Securities Fund	0.170%
Columbia Asset Allocation Fund II	0.120%
Columbia Large Cap Value Fund	0.170%
Columbia Mid Cap Value Fund	0.170%
Columbia Small Cap Value Fund II	0.170%
Columbia Marsico Growth Fund	0.120%
Columbia Large Cap Core Fund	0.120%
Columbia Marsico Focused Equities Fund	0.120%
Columbia Marsico 21st Century Fund	0.220%
Columbia Small Cap Growth Fund II*	0.067%

*  Effective September 25, 2006, this fee rate changed to 0.067%. For the six months ended September 30, 2006, the annualized effective administration fee rate was 0.12%.

Columbia has contractually agreed to waive a portion of its administration fee for Columbia Large Cap Value Fund at an annual rate of 0.04% of Columbia Large Cap Value Fund's average daily net assets up to $500 million.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Funds, Columbia receives from each Fund an annual fee of $38,000 paid monthly. In addition, each of the Funds with the exception of the Feeder Funds pays a monthly fee based on the level of average daily net assets for the month. During any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) for a Fund shall not exceed $140,000.

The Funds also reimburse Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing each Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. Prior to April 1, 2006 the annual rate was $15.23 per open account.

The Transfer Agent has voluntarily agreed to waive a portion of its fees, for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually for Columbia Convertible Securities Fund, Columbia Asset Allocation Fund II, Columbia Large Cap Value Fund, Columbia Marsico Growth Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico 21st Century Fund and Columbia Small Cap Growth Fund II. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

Stock Funds (September 30, 2006) (Unaudited)

For the six months ended September 30, 2006, the annualized effective transfer agent fee rates for the Funds, inclusive of out-of-pocket expenses and sub-transfer agent fees and net of fee waivers as a percentage of each Fund's average daily net assets, were as follows:

Transfer Agent Fee Rate
Columbia Convertible Securities Fund	0.03%
Columbia Asset Allocation Fund II	0.05%

Transfer Agent Fee Rate
Columbia Large Cap Value Fund	0.04%
Columbia Mid Cap Value Fund	0.06%
Columbia Small Cap Value Fund II	0.01%
Columbia Marsico Growth Fund	0.07%
Columbia Large Cap Core Fund	0.03%
Columbia Marsico Focused Equities Fund	0.07%
Columbia Marsico 21st Century Fund	0.04%
Columbia Small Cap Growth Fund II	0.04%

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Funds' shares. For the six months ended September 30, 2006, the Distributor has retained net underwriting discounts and net contingent deferred sales charge ("CDSC") fees as follows:

	Front End Sales Charge	CDSC
	Class A	Class A	Class B	Class C
Columbia Convertible Securities Fund	$12,587	$—	$97,506	$2,678
Columbia Asset Allocation Fund II	3,320	—	10,299	68
Columbia Large Cap Value Fund	43,810	466	496,316	3,204
Columbia Mid Cap Value Fund	143,625	941	166,568	16,407
Columbia Small Cap Value Fund II	12,957	—	2,811	654
Columbia Marsico Growth Fund	141,000	(2,236)	116,124	80,118
Columbia Large Cap Core Fund	4,784	—	8,730	2
Columbia Marsico Focused Equities Fund	96,524	(10,836)	200,390	36,826
Columbia Marsico 21st Century Fund	580,488	(8,758)	65,246	40,431
Columbia Small Cap Growth Fund II	5,640	—	10,318	146

The Trust has adopted shareholder servicing plans ("Servicing Plans") and distribution plans ("Distribution Plans") for the Class B and Class C shares of each Fund and a combined distribution and shareholder servicing plan for Class A shares of each Fund. The Trust has also adopted a distribution plan for Class R shares of Columbia Large Cap Value Fund, Columbia Mid Cap Value Fund, Columbia Small Cap Value Fund II, Columbia Marsico Growth Fund and Columbia Marsico 21st Century Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

Stock Funds (September 30, 2006) (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%
Class R Distribution Plan	0.50%	0.50%

Expense Limits and Fee Waivers

Columbia has agreed to contractually waive fees and/or reimburse expenses through July 31, 2007 to the extent that total expenses (excluding interest expense and shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

Annual Rate
Columbia Mid Cap Value Fund	1.25%
Columbia Small Cap Value Fund II	1.30%
Columbia Small Cap Growth Fund II	1.15%

Columbia is entitled to recover from Columbia Mid Cap Value Fund, Columbia Small Cap Value Fund II and Columbia Small Cap Growth Fund II any fees waived or expenses reimbursed by Columbia during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue after July 31, 2007.

At September 30, 2006, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

	Amount of potential recovery expiring: March 31,			Total potential	Amount recovered during the six months ended September 30,
	2009	2008	2007	recovery	2006
Columbia Mid Cap Value Fund	$—	$—	$—	$—	$—
Columbia Small Cap Value Fund	—	21,755	60,262	82,017	—
Columbia Small Cap Growth Fund II	—	335,159	531,292	866,451	—

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Funds, with the exception of the Funds' Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statements of Assets and Liabilities.

Stock Funds (September 30, 2006) (Unaudited)

As a result of fund mergers, Columbia Large Cap Value Fund, Columbia Mid Cap Value Fund and Columbia Small Cap Growth Fund II assumed the assets and liabilities of the deferred compensation plan of the acquired funds. The deferred compensation plan of the acquired funds may be terminated at any time. Benefits under this deferred compensation plan are funded and any payments to plan participants are paid solely of the Fund's assets.

Other

Columbia provides certain services to the Funds related to Sarbanes-Oxley compliance. The fees for these services are included in the administration fee.

Note 5. Portfolio Information

For the six months ended September 30, 2006, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	U.S Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Columbia Convertible Securities Fund	$—	$—	$321,771,846	$518,188,778
Columbia Asset Allocation Fund II	15,398,028	12,841,886	30,502,393	45,023,627
Columbia Large Cap Value Fund	—	—	1,292,291,185	1,258,111,664
Columbia Mid Cap Value Fund	—	—	970,460,605	761,671,023
Columbia Small Cap Value Fund II	—	—	173,273,072	98,542,091
Columbia Marsico 21st Century Fund	—	—	1,849,716,023	893,554,424

Note 6. Shares of Beneficial Interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Class B shares generally convert to Class A shares as follows:

Class B shares purchased:	Will convert to Class A shares after:
– after November 15, 1998	Eight years
– between August 1, 1997 and November 15, 1998
$0 - $249,999	Nine years
$250,000 - $499,999	Six years
$500,000 - $999,999	Five years
– before August 1, 1997	Nine years
See Schedules of capital stock activity.

As of September 30, 2006, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Convertible Securities Fund	51.2%
Columbia Asset Allocation Fund II	13.2
Columbia Large Cap Value Fund	28.7
Columbia Mid Cap Value Fund	25.8
Columbia Small Cap Value Fund II	53.5
Columbia Marsico Growth Fund	23.5
Columbia Large Cap Core Fund	63.5
Columbia Marsico Focused Equities Fund	13.7

Stock Funds (September 30, 2006) (Unaudited)

% of Shares Outstanding Held
Columbia Marsico 21st Century Fund	12.5
Columbia Small Cap Growth Fund II	48.2

As of September 30, 2006, several of the Funds had shareholders that held greater than 5% of the shares outstanding and BOA and/or its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund. The number of accounts and percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Large Cap Value Fund	1	11.7
Columbia Mid Cap Value Fund	1	6.2
Columbia Small Cap Value Fund II	2	17.1
Columbia Marsico Growth Fund	3	29.5
Columbia Large Cap Core Fund	2	11.3
Columbia Marsico Focused Equities Fund	2	23.2
Columbia Marsico Mid Cap Growth Fund	2	17.5
Columbia Marsico 21st Century Fund	2	25.3

Note 7. Line of Credit

The Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating Fund or Master Portfolio based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating Fund or Master Portfolio based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statements of Operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating Fund or Master Portfolio.

For the six months ended September 30, 2006, the Funds, with the exception of Columbia Convertible Securities Fund and Columbia Asset Allocation Fund II, did not borrow under these arrangements.

The average daily loan balance outstanding by Columbia Convertible Securities Fund during the six months ended September 30, 2006, was $136,612 at a weighted average interest rate of 5.345%.

The average daily loan balance outstanding by Columbia Asset Allocation Fund II during the six months ended September 30, 2006, was $10,929 at a weighted average interest rate of 5.5625%.

Note 8. Securities Lending

Each Fund commenced a securities lending program in August 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of the collateral. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Disclosure of Significant Risks and Contingencies

Foreign Securities

Certain Funds invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic

Stock Funds (September 30, 2006) (Unaudited)

instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among

Stock Funds (September 30, 2006) (Unaudited)

other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Nations Funds Trust filed a motion to dismiss this complaint on May 19, 2006, but the Court has not yet ruled on the motion. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, Plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, Plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

For the six months ended September 30, 2006, Columbia has assumed legal, consulting services and Trustees' fees incurred by the Funds in connection with these matters as follows:

Non-Recurring Costs
Columbia Convertible Securities Fund	$11,892
Columbia Large Cap Value Fund	38,117
Columbia Marsico Growth Fund	43,306
Columbia Large Cap Core Fund	15,467
Columbia Marsico Focused Equities Fund	39,585
Columbia Small Cap Growth Fund II	4,192

Note 10. Business Combinations and Mergers

As of the close of business on September 22, 2006, Columbia Small Company Equity Fund merged into Columbia Small Cap Growth Fund II. Columbia Small Cap Growth Fund II received a tax-free transfer of assets from Columbia Small Company Equity Fund as follows:

Shares Issued	Net Assets Received	Unrealized Depreciation*
13,634,952	$184,102,330	$(11,128,807)
Net Assets of Columbia Small Cap Growth Fund II Prior to Combination	Net Assets of Columbia Small Company Equity Fund Immediately Prior to Combination	Net Assets of Columbia Small Cap Growth Fund II Immediately After Combination
$386,854,349	$184,102,330	$570,956,679

*  Unrealized appreciation is included in the respective Net Assets Received.

Columbia Funds Master Investment Trust

Columbia Marsico Growth Master Portfolio, Columbia Large Cap Core Master Portfolio, Columbia Marsico Focused Equities Master Portfolio and Columbia Small Cap Growth Master Portfolio II Semiannual Report (Unaudited)

  September 30, 2006

The following pages should be read in conjunction with Columbia Marsico Growth Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund and Columbia Small Cap Growth Fund II Semiannual Reports.

Investment Portfolio – Columbia Marsico Growth Master Portfolio (September 30, 2006) (Unaudited)

Common Stocks – 93.0%

	Shares	Value ($)
Consumer Discretionary – 20.3%
Automobiles – 2.1%
Toyota Motor Corp., ADR	913,813	99,514,236
Automobiles Total		99,514,236
Hotels, Restaurants & Leisure – 8.8%
Four Seasons Hotels, Inc.	208,909	13,338,840
Las Vegas Sands Corp. (a)	1,210,643	82,747,449
MGM Mirage (a)	2,257,768	89,159,258
Starbucks Corp. (a)	2,103,923	71,638,578
Station Casinos, Inc.	591,273	34,193,318
Wynn Resorts Ltd. (a)	763,505	51,925,975
Yum! Brands, Inc.	1,418,607	73,838,494
Hotels, Restaurants & Leisure Total		416,841,912
Household Durables – 1.6%
KB Home	916,011	40,121,282
Lennar Corp., Class A	806,033	36,472,993
Household Durables Total		76,594,275
Media – 4.0%
Comcast Corp., Class A (a)	5,231,702	192,788,219
Media Total		192,788,219
Multi-Line Retail – 1.4%
Target Corp.	1,219,463	67,375,331
Multi-Line Retail Total		67,375,331
Specialty Retail – 2.4%
Lowe's Companies, Inc.	4,133,627	115,989,573
Specialty Retail Total		115,989,573
Consumer Discretionary Total		969,103,546
Consumer Staples – 7.4%
Beverages – 1.4%
Heineken N.V., ADR	1,909,115	43,623,278
PepsiCo, Inc.	348,414	22,737,498
Beverages Total		66,360,776
Food & Staples Retailing – 0.2%
Walgreen Co.	267,746	11,885,245
Food & Staples Retailing Total		11,885,245
Food Products – 1.5%
Archer-Daniels-Midland Co.	1,838,166	69,629,728
Food Products Total		69,629,728
Household Products – 4.3%
Procter & Gamble Co.	3,310,283	205,171,340
Household Products Total		205,171,340
Consumer Staples Total		353,047,089

	Shares	Value ($)
Energy – 3.1%
Energy Equipment & Services – 2.2%
Halliburton Co.	523,151	14,883,646
Schlumberger Ltd.	1,470,323	91,204,135
Energy Equipment & Services Total		106,087,781
Oil, Gas & Consumable Fuels – 0.9%
Peabody Energy Corp.	1,170,119	43,036,977
Oil, Gas & Consumable Fuels Total		43,036,977
Energy Total		149,124,758
Financials – 19.3%
Capital Markets – 13.1%
Goldman Sachs Group, Inc.	1,499,591	253,685,810
Lehman Brothers Holdings, Inc.	2,140,263	158,079,825
UBS AG, Registered Shares	3,617,810	214,572,311
Capital Markets Total		626,337,946
Commercial Banks – 3.0%
Wells Fargo & Co.	3,921,535	141,881,136
Commercial Banks Total		141,881,136
Insurance – 2.1%
Genworth Financial, Inc., Class A	1,930,072	67,571,821
Progressive Corp.	1,297,420	31,838,687
Insurance Total		99,410,508
Real Estate Investment Trusts (REITs) – 0.3%
KKR Financial Corp.	662,501	16,257,775
Real Estate Investment Trusts (REITs) Total		16,257,775
Real Estate Management & Development – 0.8%
CB Richard Ellis Group, Inc., Class A (a)	246,082	6,053,617
St. Joe Co.	572,652	31,421,415
Real Estate Management & Development Total		37,475,032
Financials Total		921,362,397
Health Care – 15.9%
Biotechnology – 7.6%
Amylin Pharmaceuticals, Inc. (a)	1,597,073	70,383,007
Genentech, Inc. (a)	2,777,392	229,690,318
Genzyme Corp. (a)	948,357	63,985,647
Biotechnology Total		364,058,972

See Accompanying Notes to Financial Statements.

Columbia Marsico Growth Master Portfolio (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Health Care Providers & Services – 7.0%
Quest Diagnostics, Inc.	394,179	24,107,988
UnitedHealth Group, Inc.	6,235,257	306,774,644
Health Care Providers & Services Total		330,882,632
Pharmaceuticals – 1.3%
Abbott Laboratories	1,241,003	60,263,106
Pharmaceuticals Total		60,263,106
Health Care Total		755,204,710
Industrials – 19.5%
Aerospace & Defense – 8.6%
General Dynamics Corp.	2,027,877	145,337,945
Lockheed Martin Corp.	1,659,412	142,808,997
United Technologies Corp.	1,904,433	120,645,830
Aerospace & Defense Total		408,792,772
Air Freight & Logistics – 3.0%
FedEx Corp.	1,309,872	142,356,889
Air Freight & Logistics Total		142,356,889
Machinery – 1.8%
Caterpillar, Inc.	1,350,787	88,881,785
Machinery Total		88,881,785
Road & Rail – 6.1%
Burlington Northern Santa Fe Corp.	2,409,540	176,956,617
Union Pacific Corp.	1,275,372	112,232,736
Road & Rail Total		289,189,353
Industrials Total		929,220,799
Information Technology – 3.8%
Communications Equipment – 2.6%
Cisco Systems, Inc. (a)	3,093,578	71,152,294
Motorola, Inc.	2,104,893	52,622,325
Communications Equipment Total		123,774,619
Semiconductors & Semiconductor Equipment – 1.2%
Texas Instruments, Inc.	1,722,207	57,263,383
Semiconductors & Semiconductor Equipment Total		57,263,383
Information Technology Total		181,038,002
Materials – 2.3%
Chemicals – 2.3%
Air Products & Chemicals, Inc.	109,033	7,236,520
Monsanto Co.	1,911,481	89,858,722
Praxair, Inc.	205,877	12,179,683
Chemicals Total		109,274,925
Materials Total		109,274,925

	Shares	Value ($)
Telecommunication Services – 1.4%
Wireless Telecommunication Services – 1.4%
America Movil SA de CV, ADR, Series L	1,652,816	65,071,366
Wireless Telecommunication Services Total		65,071,366
Telecommunication Services Total		65,071,366
Total Common Stocks (Cost of $3,855,504,758)		4,432,447,592

Convertible Bond – 1.3%

Consumer Cyclical – 1.3%
	Par ($)
Lodging – 1.3%
Wynn Resorts, Ltd.
6.000% 07/15/15	20,000,000	59,675,000
Lodging Total		59,675,000
Consumer Cyclical Total		59,675,000
Total Convertible Bond (Cost of $19,680,813)		59,675,000

Short-Term Obligation – 4.6%

Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by U.S. Government Agency Obligations with various maturities to 02/27/08, market value of $223,193,813 (repurchase proceeds $218,909,820)	218,815,000	218,815,000
Total Short-Term Obligation (Cost of $218,815,000)		218,815,000
Total Investments – 98.9% (Cost of $4,094,000,571)(b)		4,710,937,592
Other Assets & Liabilities, Net – 1.1%		52,593,128
Net Assets – 100.0%		$4,763,530,720

See Accompanying Notes to Financial Statements.

Columbia Marsico Growth Master Portfolio (September 30, 2006) (Unaudited)

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $4,094,000,571.

At September 30, 2006, the Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Consumer Discretionary	20.3%
Industrials	19.5
Financials	19.3
Health Care	15.9
Consumer Staples	7.4
Information Technology	3.8
Energy	3.1
Materials	2.3
Telecommunication Services	1.4
Consumer Cyclical	1.3
Short-Term Obligation	4.6
Other Assets & Liabilities, Net	1.1
100.0%

Acronym	Name

ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Large Cap Core Master Portfolio (September 30, 2006) (Unaudited)

Common Stocks – 99.0%

	Shares	Value ($)
Consumer Discretionary – 10.4%
Diversified Consumer Services – 0.4%
Laureate Education, Inc. (a)	135,470	6,483,594
Diversified Consumer Services Total		6,483,594
Hotels, Restaurants & Leisure – 2.4%
Hilton Hotels Corp.	365,290	10,173,326
McDonald's Corp.	495,955	19,401,760
Starwood Hotels & Resorts Worldwide, Inc.	157,490	9,006,853
Hotels, Restaurants & Leisure Total		38,581,939
Media – 3.8%
CBS Corp., Class B	418,450	11,787,737
EchoStar Communications Corp., Class A (a)	124,330	4,070,564
News Corp., Class A	1,269,550	24,946,657
Time Warner, Inc.	928,220	16,921,451
Viacom, Inc., Class B (a)	113,930	4,235,917
Media Total		61,962,326
Multi-Line Retail – 2.3%
Federated Department Stores, Inc.	518,388	22,399,545
Kohl's Corp. (a)	235,040	15,258,797
Multi-Line Retail Total		37,658,342
Specialty Retail – 1.5%
Office Depot, Inc. (a)	321,160	12,750,052
TJX Companies, Inc.	404,310	11,332,810
Specialty Retail Total		24,082,862
Consumer Discretionary Total		168,769,063
Consumer Staples – 9.3%
Beverages – 4.6%
Anheuser-Busch Companies, Inc.	422,660	20,080,576
Coca-Cola Co.	760,402	33,974,761
Diageo PLC, ADR	34,421	2,445,268
PepsiCo, Inc.	269,945	17,616,611
Beverages Total		74,117,216
Household Products – 3.5%
Colgate-Palmolive Co.	515,800	32,031,180
Kimberly-Clark Corp.	382,290	24,986,474
Household Products Total		57,017,654
Tobacco – 1.2%
Altria Group, Inc.	240,710	18,426,351
Tobacco Total		18,426,351
Consumer Staples Total		149,561,221

	Shares	Value ($)
Energy – 9.4%
Energy Equipment & Services – 2.0%
Halliburton Co.	164,250	4,672,913
Noble Corp.	115,880	7,437,178
Schlumberger Ltd.	222,240	13,785,547
Tidewater, Inc.	128,940	5,697,859
Energy Equipment & Services Total		31,593,497
Oil, Gas & Consumable Fuels – 7.4%
Chevron Corp.	295,460	19,163,536
Devon Energy Corp.	112,130	7,081,009
EnCana Corp.	172,650	8,061,028
EOG Resources, Inc.	109,270	7,108,013
Exxon Mobil Corp.	906,080	60,797,968
Occidental Petroleum Corp.	276,260	13,290,869
Valero Energy Corp.	78,580	4,044,513
Oil, Gas & Consumable Fuels Total		119,546,936
Energy Total		151,140,433
Financials – 21.9%
Capital Markets – 2.3%
A.G. Edwards, Inc.	221,350	11,793,528
Bank of New York Co., Inc.	238,140	8,396,816
Lehman Brothers Holdings, Inc.	123,890	9,150,516
Merrill Lynch & Co., Inc.	107,260	8,389,877
Capital Markets Total		37,730,737
Commercial Banks – 5.0%
Cullen/Frost Bankers, Inc.	140,080	8,099,426
PNC Financial Services Group, Inc.	293,705	21,275,990
U.S. Bancorp	973,170	32,328,707
Wachovia Corp.	357,555	19,951,569
Commercial Banks Total		81,655,692
Consumer Finance – 1.0%
American Express Co.	297,000	16,655,760
Consumer Finance Total		16,655,760
Diversified Financial Services – 7.1%
CIT Group, Inc.	217,725	10,587,967
Citigroup, Inc.	917,590	45,576,695
JPMorgan Chase & Co.	1,052,570	49,428,687
Nasdaq Stock Market, Inc. (a)(b)	285,477	8,632,825
Diversified Financial Services Total		114,226,174
Insurance – 4.9%
ACE Ltd.	270,390	14,798,445
American International Group, Inc.	312,080	20,678,421

See Accompanying Notes to Financial Statements.

Columbia Large Cap Core Master Portfolio (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Conseco, Inc. (a)(b)	524,100	11,000,859
Hartford Financial Services Group, Inc.	220,230	19,104,952
Platinum Underwriters Holdings Ltd.	94,230	2,905,111
UnumProvident Corp. (b)	513,295	9,952,790
Insurance Total		78,440,578
Thrifts & Mortgage Finance – 1.6%
Fannie Mae	254,220	14,213,440
PMI Group, Inc. (b)	269,710	11,815,995
Thrifts & Mortgage Finance Total		26,029,435
Financials Total		354,738,376
Health Care – 12.7%
Biotechnology – 3.3%
Amgen, Inc. (a)	403,803	28,884,029
Amylin Pharmaceuticals, Inc. (a)(b)	162,275	7,151,459
Genzyme Corp. (a)	107,810	7,273,941
Vertex Pharmaceuticals, Inc. (a)(b)	268,170	9,023,920
Biotechnology Total		52,333,349
Health Care Equipment & Supplies – 0.3%
Medtronic, Inc.	104,400	4,848,336
Health Care Equipment & Supplies Total		4,848,336
Health Care Providers & Services – 2.3%
CIGNA Corp.	149,595	17,400,890
Coventry Health Care, Inc. (a)	188,830	9,728,522
Manor Care, Inc. (b)	198,115	10,357,452
Health Care Providers & Services Total		37,486,864
Pharmaceuticals – 6.8%
Abbott Laboratories	468,470	22,748,903
AstraZeneca PLC, ADR (b)	373,820	23,363,750
Johnson & Johnson	526,975	34,221,757
Novartis AG, ADR	223,440	13,057,834
Pfizer, Inc.	593,950	16,844,422
Pharmaceuticals Total		110,236,666
Health Care Total		204,905,215
Industrials – 11.1%
Aerospace & Defense – 3.5%
General Dynamics Corp.	173,460	12,431,878
Honeywell International, Inc.	207,080	8,469,572

	Shares	Value ($)
Precision Castparts Corp. (b)	129,280	8,165,325
United Technologies Corp.	445,160	28,200,886
Aerospace & Defense Total		57,267,661
Commercial Services & Supplies – 1.5%
Waste Management, Inc.	664,930	24,389,632
Commercial Services & Supplies Total		24,389,632
Electrical Equipment – 0.7%
Rockwell Automation, Inc.	190,000	11,039,000
Electrical Equipment Total		11,039,000
Industrial Conglomerates – 3.0%
General Electric Co.	1,376,390	48,586,567
Industrial Conglomerates Total		48,586,567
Machinery – 1.6%
Danaher Corp.	145,010	9,957,837
Illinois Tool Works, Inc.	349,090	15,674,141
Machinery Total		25,631,978
Road & Rail – 0.8%
Burlington Northern Santa Fe Corp.	176,295	12,947,105
Road & Rail Total		12,947,105
Industrials Total		179,861,943
Information Technology – 15.1%
Communications Equipment – 4.4%
Cisco Systems, Inc. (a)	1,333,525	30,671,075
Motorola, Inc.	524,120	13,103,000
Nokia Oyj, ADR	737,230	14,516,059
QUALCOMM, Inc.	338,470	12,303,384
Communications Equipment Total		70,593,518
Computers & Peripherals – 3.7%
Hewlett-Packard Co.	767,300	28,152,237
International Business Machines Corp.	392,580	32,168,005
Computers & Peripherals Total		60,320,242
Internet Software & Services – 0.5%
Akamai Technologies, Inc. (a)(b)	164,710	8,233,853
Internet Software & Services Total		8,233,853
Semiconductors & Semiconductor Equipment – 3.3%
Lam Research Corp. (a)	268,750	12,182,438
MEMC Electronic Materials, Inc. (a)(b)	208,740	7,646,146
Novellus Systems, Inc. (a)(b)	407,950	11,283,897
NVIDIA Corp. (a)(b)	307,590	9,101,588

See Accompanying Notes to Financial Statements.

Columbia Large Cap Core Master Portfolio (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (b)	1,268,364	12,176,294
Semiconductors & Semiconductor Equipment Total		52,390,363
Software – 3.2%
Intuit, Inc. (a)	244,060	7,831,886
Microsoft Corp.	1,319,500	36,061,935
SAP AG, ADR	163,600	8,098,200
Software Total		51,992,021
Information Technology Total		243,529,997
Materials – 2.7%
Chemicals – 1.7%
Air Products & Chemicals, Inc.	288,870	19,172,302
Dow Chemical Co.	227,200	8,856,256
Chemicals Total		28,028,558
Construction Materials – 0.5%
Vulcan Materials Co. (b)	110,350	8,634,887
Construction Materials Total		8,634,887
Metals & Mining – 0.5%
Companhia Vale do Rio Doce, ADR	328,084	7,073,491
Metals & Mining Total		7,073,491
Materials Total		43,736,936
Telecommunication Services – 3.0%
Diversified Telecommunication Services – 3.0%
AT&T, Inc.	370,000	12,047,200
Citizens Communications Co. (b)	1,190,670	16,717,007
Verizon Communications, Inc.	541,770	20,115,920
Diversified Telecommunication Services Total		48,880,127
Telecommunication Services Total		48,880,127
Utilities – 3.4%
Electric Utilities – 2.2%
Edison International	341,440	14,217,562
Exelon Corp.	244,180	14,782,657
FirstEnergy Corp.	115,120	6,430,603
Electric Utilities Total		35,430,822

	Shares	Value ($)
Multi-Utilities – 1.2%
PG&E Corp.	382,645	15,937,164
Wisconsin Energy Corp.	92,990	4,011,589
Multi-Utilities Total		19,948,753
Utilities Total		55,379,575
Total Common Stocks (Cost of $1,425,288,145)		1,600,502,886
Securities Lending Collateral – 3.3%
State Street Navigator Securities Lending Prime Portfolio (c)	53,036,065	53,036,065
Total Securities Lending Collateral (Cost of $53,036,065)		53,036,065

Short-Term Obligation – 0.4%

	Par ($)
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by a U.S. Government Agency Bond maturing 03/07/22, market value of $5,880,066 (repurchase proceeds $5,764,497)	5,762,000	5,762,000
Total Short-Term Obligation (Cost of $5,762,000)		5,762,000
Total Investments – 102.7% (Cost of $1,484,086,210)(d)		1,659,300,951
Other Assets & Liabilities, Net – (2.7)%		(43,377,536)
Net Assets – 100.0%		$1,615,923,415

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) All or a portion of this security is on loan at September 30, 2006. The total market value of securities on loan at September 30, 2006 is $51,553,212.

(c) Investment made with cash collateral received from securities lending activity.

(d) Cost for federal income tax purposes is $1,484,086,210.

Acronym	Name

ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Columbia Large Cap Core Master Portfolio (September 30, 2006) (Unaudited)

At September 30, 2006, the Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Financials	21.9%
Information Technology	15.1
Health Care	12.7
Industrials	11.1
Consumer Discretionary	10.4
Energy	9.4
Consumer Staples	9.3
Utilities	3.4
Telecommunication Services	3.0
Materials	2.7
Short-Term Obligation	0.4
Other Assets & Liabilities, Net	0.6
100.0%

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Marsico Focused Equities Master Portfolio (September 30, 2006) (Unaudited)

Common Stocks – 93.3%

	Shares	Value ($)
Consumer Discretionary – 25.2%
Automobiles – 3.5%
Toyota Motor Corp., ADR	1,335,222	145,405,676
Automobiles Total		145,405,676
Hotels, Restaurants & Leisure – 11.3%
Four Seasons Hotels, Inc.	740,564	47,285,011
Las Vegas Sands Corp. (a)	1,622,668	110,909,358
MGM Mirage (a)	2,736,206	108,052,775
Starbucks Corp. (a)	3,018,213	102,770,153
Wynn Resorts Ltd. (a)	1,497,003	101,811,174
Hotels, Restaurants & Leisure Total		470,828,471
Household Durables – 1.6%
Lennar Corp., Class A	1,508,073	68,240,303
Household Durables Total		68,240,303
Media – 4.0%
Comcast Corp., Class A (a)	4,566,486	168,275,009
Media Total		168,275,009
Multi-Line Retail – 1.8%
Target Corp.	1,387,459	76,657,110
Multi-Line Retail Total		76,657,110
Specialty Retail – 3.0%
Lowe's Companies, Inc.	4,378,458	122,859,531
Specialty Retail Total		122,859,531
Consumer Discretionary Total		1,052,266,100
Consumer Staples – 5.8%
Beverages – 1.5%
PepsiCo, Inc.	948,277	61,884,557
Beverages Total		61,884,557
Household Products – 4.3%
Procter & Gamble Co.	2,876,387	178,278,466
Household Products Total		178,278,466
Consumer Staples Total		240,163,023
Energy – 3.1%
Energy Equipment & Services – 3.1%
Schlumberger Ltd.	1,853,888	114,996,673
Halliburton Co.	457,105	13,004,637
Energy Equipment & Services Total		128,001,310
Energy Total		128,001,310

	Shares	Value ($)
Financials – 19.8%
Capital Markets – 13.6%
Goldman Sachs Group, Inc.	1,303,283	220,476,385
Lehman Brothers Holdings, Inc.	1,880,487	138,892,770
UBS AG, Registered Shares	3,459,274	205,169,541
Capital Markets Total		564,538,696
Commercial Banks – 3.0%
Wells Fargo & Co.	3,438,905	124,419,583
Commercial Banks Total		124,419,583
Insurance – 2.4%
Genworth Financial, Inc., Class A	2,862,975	100,232,755
Insurance Total		100,232,755
Real Estate Investment Trusts (REITs) – 0.8%
ProLogis Trust	597,276	34,080,568
Real Estate Investment Trusts (REITs) Total		34,080,568
Financials Total		823,271,602
Health Care – 15.2%
Biotechnology – 7.3%
Genentech, Inc. (a)	2,771,627	229,213,553
Genzyme Corp. (a)	1,138,392	76,807,308
Biotechnology Total		306,020,861
Health Care Providers & Services – 7.9%
UnitedHealth Group, Inc.	6,668,271	328,078,933
Health Care Providers & Services Total		328,078,933
Health Care Total		634,099,794
Industrials – 15.6%
Aerospace & Defense – 3.9%
Lockheed Martin Corp.	1,448,797	124,683,470
United Technologies Corp.	571,475	36,202,941
Aerospace & Defense Total		160,886,411
Air Freight & Logistics – 4.1%
FedEx Corp.	1,578,411	171,541,708
Air Freight & Logistics Total		171,541,708
Machinery – 2.0%
Caterpillar, Inc.	1,267,895	83,427,491
Machinery Total		83,427,491

See Accompanying Notes to Financial Statements.

Columbia Marsico Focused Equities Master Portfolio (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Road & Rail – 5.6%
Burlington Northern Santa Fe Corp.	1,896,259	139,261,261
Union Pacific Corp.	1,094,035	96,275,080
Road & Rail Total		235,536,341
Industrials Total		651,391,951
Information Technology – 8.6%
Communications Equipment – 4.2%
Cisco Systems, Inc. (a)	4,497,723	103,447,629
Motorola, Inc.	2,864,725	71,618,125
Communications Equipment Total		175,065,754
Semiconductors & Semiconductor Equipment – 4.4%
Advanced Micro Devices, Inc. (a)	2,333,531	57,988,245
Texas Instruments, Inc.	3,763,587	125,139,268
Semiconductors & Semiconductor Equipment Total		183,127,513
Information Technology Total		358,193,267
Total Common Stocks (Cost of $3,092,032,444)		3,887,387,047

Short-Term Obligation – 7.1%

	Par ($)
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by U.S. Government Agency Obligations with various maturities to 09/26/13, market value of $301,604,732 (repurchase proceeds $295,815,131)	295,687,000	295,687,000
Total Short-Term Obligation (Cost of $295,687,000)		295,687,000
Total Investments – 100.4% (Cost of $3,387,719,444)(b)		4,183,074,047
Other Assets & Liabilities, Net – (0.4)%		(18,417,481)
Net Assets – 100.0%		$4,164,656,566

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $3,387,719,444.

At September 30, 2006, the Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Consumer Discretionary	25.2%
Financials	19.8
Industrials	15.6
Health Care	15.2
Information Technology	8.6
Consumer Staples	5.8
Energy	3.1
Short-Term Obligation	7.1
Other Assets & Liabilities, Net	(0.4)
100.0%

Acronym	Name

ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Small Cap Growth Master Portfolio II (September 30, 2006) (Unaudited)

Common Stocks – 94.9%

	Shares	Value ($)
Consumer Discretionary – 15.3%
Diversified Consumer Services – 3.4%
Sotheby's	183,874	5,928,098
Steiner Leisure Ltd. (a)	155,081	6,521,156
Strayer Education, Inc.	70,304	7,607,596
Diversified Consumer Services Total		20,056,850
Hotels, Restaurants & Leisure – 2.9%
California Pizza Kitchen, Inc. (a)	86,314	2,583,378
Pinnacle Entertainment, Inc. (a)	79,996	2,249,487
Ruth's Chris Steak House (a)	200,082	3,765,543
Scientific Games Corp., Class A (a)	133,890	4,257,702
Shuffle Master, Inc. (a)	143,070	3,864,321
Hotels, Restaurants & Leisure Total		16,720,431
Household Durables – 2.3%
Desarrolladora Homex SA de CV, ADR (a)	74,229	2,802,887
Interface, Inc., Class A (a)	301,647	3,885,214
Tempur-Pedic International, Inc. (a)	387,625	6,655,521
Household Durables Total		13,343,622
Internet & Catalog Retail – 1.7%
Nutri/System, Inc. (a)	57,372	3,573,702
Priceline.com, Inc. (a)	176,000	6,475,040
Internet & Catalog Retail Total		10,048,742
Media – 0.6%
Focus Media Holding Ltd., ADR (a)	60,550	3,507,056
Media Total		3,507,056
Specialty Retail – 3.6%
Aeropostale, Inc. (a)	200,980	5,874,645
DSW, Inc., Class A (a)	86,200	2,715,300
GameStop Corp., Class A (a)	49,262	2,279,845
Gymboree Corp. (a)	91,640	3,865,375
Tween Brands, Inc. (a)	108,756	4,089,226
Zumiez, Inc. (a)	85,540	2,309,580
Specialty Retail Total		21,133,971
Textiles, Apparel & Luxury Goods – 0.8%
Carter's, Inc. (a)	182,603	4,818,893
Textiles, Apparel & Luxury Goods Total		4,818,893
Consumer Discretionary Total		89,629,565

	Shares	Value ($)
Consumer Staples – 0.5%
Food Products – 0.5%
Corn Products International, Inc.	91,120	2,965,045
Food Products Total		2,965,045
Consumer Staples Total		2,965,045
Energy – 6.7%
Energy Equipment & Services – 2.4%
Dril-Quip, Inc. (a)	18,660	1,262,909
Hydril (a)	41,830	2,344,990
Superior Energy Services, Inc. (a)	186,623	4,900,720
Tetra Technologies, Inc. (a)	104,553	2,526,000
Todco (a)	91,712	3,173,235
Energy Equipment & Services Total		14,207,854
Oil, Gas & Consumable Fuels – 4.3%
Denbury Resources, Inc. (a)	109,990	3,178,711
Foundation Coal Holdings, Inc.	153,236	4,960,249
Parallel Petroleum Corp. (a)	255,599	5,127,316
World Fuel Services Corp.	291,250	11,781,063
Oil, Gas & Consumable Fuels Total		25,047,339
Energy Total		39,255,193
Financials – 11.3%
Capital Markets – 2.5%
Affiliated Managers Group, Inc. (a)	93,614	9,371,697
Calamos Asset Management, Inc., Class A	174,430	5,114,288
Capital Markets Total		14,485,985
Commercial Banks – 2.7%
First Republic Bank	105,600	4,494,336
Hancock Holding Co.	92,430	4,949,626
Sterling Bancshares, Inc.	241,450	4,889,363
Sterling Financial Corp.	43,670	1,416,218
Commercial Banks Total		15,749,543
Consumer Finance – 1.6%
Advanta Corp., Class B	69,170	2,552,373
Cash America International, Inc.	104,030	4,065,492
First Cash Financial Services, Inc. (a)	129,680	2,670,111
Consumer Finance Total		9,287,976

See Accompanying Notes to Financial Statements.

Columbia Small Cap Growth Master Portfolio II (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Diversified Financial Services – 0.9%
International Securities Exchange Holdings, Inc.	110,275	5,170,795
Diversified Financial Services Total		5,170,795
Insurance – 0.5%
ProAssurance Corp. (a)	60,157	2,964,537
Insurance Total		2,964,537
Real Estate Investment Trusts (REITs) – 1.9%
Alexandria Real Estate Equities, Inc.	39,035	3,661,483
Home Properties, Inc.	63,793	3,646,408
Washington Real Estate Investment Trust	100,320	3,992,736
Real Estate Investment Trusts (REITs) Total		11,300,627
Real Estate Management & Development – 1.2%
Jones Lang LaSalle, Inc.	87,000	7,436,760
Real Estate Management & Development Total		7,436,760
Financials Total		66,396,223
Health Care – 16.6%
Biotechnology – 2.9%
Alkermes, Inc. (a)	104,980	1,663,933
Arena Pharmaceuticals, Inc. (a)	195,320	2,339,934
Cubist Pharmaceuticals, Inc. (a)	72,888	1,584,585
Digene Corp. (a)	197,240	8,510,906
Senomyx, Inc. (a)	210,941	3,242,163
Biotechnology Total		17,341,521
Health Care Equipment & Supplies – 5.4%
Haemonetics Corp. (a)	82,681	3,869,471
Hologic, Inc. (a)	108,327	4,714,391
Intuitive Surgical, Inc. (a)	43,118	4,546,793
Kyphon, Inc. (a)	122,275	4,575,530
Mentor Corp.	91,145	4,592,796
Meridian Bioscience, Inc.	183,349	4,310,535
Neurometrix, Inc. (a)	120,390	2,288,614
West Pharmaceutical Services, Inc.	65,662	2,578,547
Health Care Equipment & Supplies Total		31,476,677
Health Care Providers & Services – 3.1%
AMN Healthcare Services, Inc. (a)	60,360	1,433,550
HealthExtras, Inc. (a)	151,280	4,282,737
Pediatrix Medical Group, Inc. (a)	140,364	6,400,598

	Shares	Value ($)
Psychiatric Solutions, Inc. (a)	98,623	3,362,058
WellCare Health Plans, Inc. (a)	49,139	2,782,742
Health Care Providers & Services Total		18,261,685
Health Care Technology – 1.3%
Allscripts Healthcare Solutions, Inc. (a)	336,160	7,546,792
Health Care Technology Total		7,546,792
Life Sciences Tools & Services – 3.5%
Dionex Corp. (a)	73,010	3,719,130
ICON PLC, ADR (a)	40,750	2,876,135
Illumina, Inc. (a)	214,972	7,102,675
Nektar Therapeutics (a)	290,622	4,187,863
Ventana Medical Systems, Inc. (a)	63,739	2,602,463
Life Sciences Tools & Services Total		20,488,266
Pharmaceuticals – 0.4%
Hi-Tech Pharmacal Co., Inc. (a)	195,626	2,472,713
Pharmaceuticals Total		2,472,713
Health Care Total		97,587,654
Industrials – 13.6%
Aerospace & Defense – 1.0%
BE Aerospace, Inc. (a)	88,877	1,874,416
Teledyne Technologies, Inc. (a)	106,380	4,212,648
Aerospace & Defense Total		6,087,064
Air Freight & Logistics – 2.0%
EGL, Inc. (a)	106,741	3,889,642
HUB Group, Inc., Class A (a)	179,600	4,091,288
UTI Worldwide, Inc.	127,700	3,571,769
Air Freight & Logistics Total		11,552,699
Airlines – 0.5%
Copa Holdings SA, Class A	85,682	2,941,463
Airlines Total		2,941,463
Commercial Services & Supplies – 3.0%
IHS, Inc., Class A (a)	70,900	2,274,472
Kenexa Corp. (a)	176,801	4,458,921
Mobile Mini, Inc. (a)	167,853	4,768,704
Waste Connections, Inc. (a)	166,125	6,297,799
Commercial Services & Supplies Total		17,799,896
Construction & Engineering – 0.7%
Quanta Services, Inc. (a)	228,770	3,857,062
Construction & Engineering Total		3,857,062

See Accompanying Notes to Financial Statements.

Columbia Small Cap Growth Master Portfolio II (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Electrical Equipment – 2.2%
Belden CDT, Inc.	73,170	2,797,289
General Cable Corp. (a)	116,952	4,468,736
Genlyte Group, Inc. (a)	80,036	5,698,563
Electrical Equipment Total		12,964,588
Machinery – 1.5%
Trinity Industries, Inc.	138,927	4,469,282
Wabtec Corp.	158,771	4,307,457
Machinery Total		8,776,739
Marine – 1.5%
American Commercial Lines, Inc. (a)	91,470	5,437,891
Kirby Corp. (a)	113,290	3,549,376
Marine Total		8,987,267
Road & Rail – 1.2%
Dollar Thrifty Automotive Group (a)	90,180	4,019,323
Landstar System, Inc.	70,489	3,009,880
Road & Rail Total		7,029,203
Industrials Total		79,995,981
Information Technology – 27.0%
Communications Equipment – 4.2%
AudioCodes Ltd. (a)	384,999	3,615,141
CommScope, Inc. (a)	100,054	3,287,774
F5 Networks, Inc. (a)	84,422	4,535,150
NICE Systems Ltd., ADR (a)	253,050	7,001,894
Polycom, Inc. (a)	245,580	6,024,077
Communications Equipment Total		24,464,036
Computers & Peripherals – 0.4%
Stratasys, Inc. (a)	82,057	2,167,125
Computers & Peripherals Total		2,167,125
Electronic Equipment & Instruments – 4.5%
Anixter International, Inc. (a)	90,801	5,127,533
FLIR Systems, Inc. (a)	105,140	2,855,602
Global Imaging Systems, Inc. (a)	167,796	3,703,258
Itron, Inc. (a)	55,580	3,101,364
Rogers Corp. (a)	101,883	6,291,275
Trimble Navigation Ltd. (a)	111,710	5,259,307
Electronic Equipment & Instruments Total		26,338,339
Internet Software & Services – 2.9%
aQuantive, Inc. (a)	265,384	6,268,370
CNET Networks, Inc. (a)	472,660	4,528,083
Equinix, Inc. (a)	23,462	1,410,066
ValueClick, Inc. (a)	273,576	5,072,099
Internet Software & Services Total		17,278,618

	Shares	Value ($)
IT Services – 2.4%
Euronet Worldwide, Inc. (a)	120,175	2,950,296
Kanbay International, Inc. (a)	95,310	1,959,573
Keane, Inc. (a)	311,085	4,482,735
MPS Group, Inc. (a)	317,980	4,804,678
IT Services Total		14,197,282
Semiconductors & Semiconductor Equipment – 5.6%
Atheros Communications, Inc. (a)	278,905	5,056,548
Cymer, Inc. (a)	141,895	6,230,609
FormFactor, Inc. (a)	68,528	2,887,085
Netlogic Microsystems, Inc. (a)	197,294	5,005,349
SiRF Technology Holdings, Inc. (a)	232,680	5,581,993
Tessera Technologies, Inc. (a)	233,876	8,134,207
Semiconductors & Semiconductor Equipment Total		32,895,791
Software – 7.0%
ANSYS, Inc. (a)	80,977	3,577,564
Hyperion Solutions Corp. (a)	45,997	1,585,977
Informatica Corp. (a)	89,660	1,218,479
Macrovision Corp. (a)	162,806	3,856,874
Micros Systems, Inc. (a)	129,822	6,350,892
Open Solutions, Inc. (a)	153,863	4,432,793
Progress Software Corp. (a)	102,843	2,673,918
Quality Systems, Inc. (a)	110,310	4,278,925
Quest Software, Inc. (a)	168,160	2,401,325
SPSS, Inc. (a)	55,189	1,375,862
Sybase, Inc. (a)	64,810	1,570,994
Transaction Systems Architects, Inc. (a)	166,036	5,698,356
Ultimate Software Group, Inc. (a)	75,140	1,768,044
Software Total		40,790,003
Information Technology Total		158,131,194
Materials – 2.2%
Chemicals – 1.1%
Albemarle Corp.	54,454	2,958,486
Symyx Technologies, Inc. (a)	159,644	3,382,856
Chemicals Total		6,341,342
Containers & Packaging – 0.3%
Greif, Inc., Class A	20,680	1,656,675
Containers & Packaging Total		1,656,675
Metals & Mining – 0.8%
Coeur d'Alene Mines Corp. (a)	713,350	3,359,879
Silver Wheaton Corp. (a)	161,462	1,524,201
Metals & Mining Total		4,884,080
Materials Total		12,882,097

See Accompanying Notes to Financial Statements.

Columbia Small Cap Growth Master Portfolio II (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Telecommunication Services – 1.7%
Diversified Telecommunication Services – 0.8%
Iowa Telecommunications Services, Inc.	230,510	4,561,793
Diversified Telecommunication Services Total		4,561,793
Wireless Telecommunication Services – 0.9%
SBA Communications Corp., Class A (a)	219,237	5,334,036
Wireless Telecommunication Services Total		5,334,036
Telecommunication Services Total		9,895,829
Total Common Stocks (Cost of $503,252,051)		556,738,781
Investment Companies – 1.5%
Biotech HOLDRs Trust	16,080	2,970,298
iShares Nasdaq Biotechnology Index Fund	80,050	5,906,089
Total Investment Companies (Cost of $8,574,156)		8,876,387

Short-Term Obligation – 2.6%

	Par ($)
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 4.950%, collateralized by a U.S. Treasury Bond maturing 08/15/22, market value of $15,520,144, (repurchase proceeds $15,219,275)	15,213,000	15,213,000
Total Short-Term Obligation (Cost of $15,213,000)		15,213,000
Total Investments – 99.0% (Cost of $527,039,207)(b)		580,828,168
Other Assets & Liabilities, Net – 1.0%		6,152,431
Net Assets – 100.0%		$586,980,599

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $527,039,207.

At September 30, 2006, the Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Information Technology	27.0%
Health Care	16.6
Consumer Discretionary	15.3
Industrials	13.6
Financials	11.3
Energy	6.7
Materials	2.2
Telecommunication Services	1.7
Consumer Staples	0.5
Investment Companies	1.5
Short-Term Obligation	2.6
Other Assets & Liabilities, Net	1.0
100.0%

Acronym	Name

ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Columbia Funds Master Investment Trust
(September 30, 2006) (Unaudited)

	($)	($)	($)	($)
	Growth Master Portfolio	Large Cap Core Master Portfolio	Focused Equities Master Portfolio	Small Cap Growth Master Portfolio II
Assets
Investments, at identified cost	4,094,000,571	1,484,086,210	3,387,719,444	527,039,207
Investments, at value (a)	4,710,937,592	1,659,300,951	4,183,074,047	580,828,168
Cash	302	362	960	211
Receivable for:
Investments sold	53,648,263	38,157,743	36,825,325	14,781,715
Interest	316,546	1,665	85,421	4,184
Dividends	1,440,344	2,484,762	1,311,288	176,927
Foreign tax reclaim	—	38,486	—	—
Securities lending	—	9,920	—	—
Total Assets	4,766,343,047	1,699,993,889	4,221,297,041	595,791,205
Liabilities
Collateral on securities loaned	—	53,036,065	—	—
Payable for:
Investments purchased	—	30,139,103	54,117,243	8,470,340
Investment advisory fee	2,350,419	713,117	2,090,729	247,810
Administration fee	362,571	53,582	317,853	7,828
Pricing and bookkeeping fees	13,197	13,456	13,144	10,618
Trustees' fees	46,053	46,890	46,326	32,316
Custody fee	11,740	29,770	18,589	14,930
Other liabilities	28,347	38,491	36,591	26,764
Total Liabilities	2,812,327	84,070,474	56,640,475	8,810,606
Net Assets	4,763,530,720	1,615,923,415	4,164,656,566	586,980,599

(a)  Columbia Large Cap Core Master Portfolio amount includes securities on loan of $51,553,212.

See Accompanying Notes to Financial Statements.

Statements of Operations – Columbia Funds Master Investment Trust
For the Six Months Ended September 30, 2006 (Unaudited)

	($)	($)	($)	($)
	Growth Master Portfolio	Large Cap Core Master Portfolio	Focused Equities Master Portfolio	Small Cap Growth Master Portfolio II
Investment Income
Dividends	21,279,602	15,529,404	18,826,101	510,369
Interest	7,779,212	153,770	8,818,453	341,548
Securities lending income	—	10,639	—	—
Foreign taxes withheld	(1,435,147)	(199,247)	(1,800,610)	—
Total Investment Income	27,623,667	15,494,566	25,843,944	851,917
Expenses
Investment advisory fee	14,121,706	4,342,411	12,847,653	1,532,728
Administration fee	2,174,150	319,833	1,954,486	48,557
Pricing and bookkeeping fees	79,474	79,796	79,279	62,046
Trustees' fees	7,210	7,200	7,199	7,371
Custody fee	48,855	41,865	46,152	21,312
Other expenses	62,997	52,884	69,182	36,681
Total Operating Expenses	16,494,392	4,843,989	15,003,951	1,708,695
Interest expense	—	5,583	—	—
Total Expenses	16,494,392	4,849,572	15,003,951	1,708,695
Custody earnings credit	(10,810)	(16,086)	(7,412)	(2,176)
Net Expenses	16,483,582	4,833,486	14,996,539	1,706,519
Net Investment Income (Loss)	11,140,085	10,661,080	10,847,405	(854,602)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	(3,138,060)	34,966,639	61,677,665	32,574,201
Foreign currency transactions	(67)	—	(236)	—
Net realized gain (loss)	(3,138,127)	34,966,639	61,677,429	32,574,201
Net change in net unrealized appreciation (depreciation) on investments	(190,752,901)	16,336,715	(252,720,422)	(77,423,824)
Net Gain (Loss)	(193,891,028)	51,303,354	(191,042,993)	(44,849,623)
Net Increase (Decrease) Resulting from Operations	(182,750,943)	61,964,434	(180,195,588)	(45,704,225)

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Columbia Funds Master Investment Trust (September 30, 2006)

Increase (Decrease) in Net Assets	Growth Master Portfolio		Large Cap Core Master Portfolio		Focused Equities Master Portfolio		Small Cap Growth Master Portfolio II
	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 ($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 ($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 ($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 ($)
Operations
Net investment income (loss)	11,140,085	10,421,292	10,661,080	19,959,011	10,847,405	7,248,353	(854,602)	(1,893,731)
Net realized gain (loss) on investments and foreign currency transactions	(3,138,127)	63,186,834	34,966,639	89,963,327	61,677,429	211,767,301	32,574,201	127,041,319
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(190,752,901)	401,511,091	16,336,715	75,745,616	(252,720,422)	411,118,230	(77,423,824)	5,696,666
Net increase (decrease) resulting from operations	(182,750,943)	475,119,217	61,964,434	185,667,954	(180,195,588)	630,133,884	(45,704,225)	130,844,254
Contributions	1,039,328,851	2,106,018,060	85,475,480	263,177,606	686,850,584	635,285,485	215,792,594	27,811,210
Withdrawals	(455,734,659)	(562,241,247)	(143,365,497)	(311,756,562)	(490,823,219)	(46,636,202)	(75,073,790)	(196,039,444)
Net contributions/withdrawals	583,594,192	1,543,776,813	(57,890,017)	(48,578,956)	196,027,365	588,649,283	140,718,804	(168,228,234)
Net increase (decrease) in net assets	400,843,249	2,018,896,030	4,074,417	137,088,998	15,831,777	1,218,783,167	95,014,579	(37,383,980)
Net Assets
Beginning of period	4,362,687,471	2,343,791,441	1,611,848,998	1,474,760,000	4,148,824,789	2,930,041,622	491,966,020	529,350,000
End of period	4,763,530,720	4,362,687,471	1,615,923,415	1,611,848,998	4,164,656,566	4,148,824,789	586,980,599	491,966,020

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Growth Master Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
	2006		2006	2005		2004		2003		2002
Total return	(4.03	)%(a)	15.11%	8.30%		33.81%		(18.90)%		(0.53)%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (b)	0.73	%(c)	0.75%	0.83%		0.87%		0.87%		0.87%
Interest expense	—		—	—	%(d)	—	%(d)	—	%(d)	—	%(d)
Total net expenses (b)	0.73	%(c)	0.75%	0.83%		0.87%		0.87%		0.87%
Net investment income (loss)	0.49	%(c)	0.31%	0.25%		0.07%		(0.05)%		(0.13)%
Portfolio turnover rate	26	%(a)	62%	62%		94%		107%		114%

(a)  Not annualized.

(b)  The benefits derived from custody credits had an impact of less than 0.01%.

(c)  Annualized.

(d)  Rounds to less than 0.01%

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Large Cap Core Master Portfolio

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,					Period Ended March 31,
	2006		2006		2005	2004		2003 (a)
Total return	4.02	%(b)	12.68%		5.18%	32.80%		(22.08)%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	0.61	%(c)(d)	0.61	%(d)	0.67%	0.71	%(d)(e)	0.71	%(c)(d)(g)
Interest expense	—	%(c)(f)	—	%(f)	—	—	%(f)	—	%(c)(f)(g)
Total net expenses	0.61	%(c)(d)	0.61	%(d)	0.67%	0.71	%(d)(e)	0.71	%(c)(d)(g)
Net investment income	1.34	%(c)	1.28%		1.34%	0.74%		0.96	%(c)
Waiver/reimbursement	—		—		0.01%	—	%(f)	—
Portfolio turnover rate	87	%(b)	106%		122%	47%		77	%(b)

(a)  Columbia Large Cap Core Master Portfolio commenced operations on May 13, 2002.

(b)  Not annualized.

(c)  Annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  The reimbursement from the Investment Advisor had an impact of less than 0.01%.

(f)  Rounds to less than 0.01%.

(g)  Allocated from Blue Chip Master Portfolio.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Focused Equities Master Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
	2006		2006	2005		2004		2003		2002
Total return	(4.26	)%(a)	19.81%	5.76%		32.78%		(19.02)%		3.50%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (b)	0.74	%(c)	0.75%	0.83%		0.86%		0.86%		0.86%
Interest expense	—		—	—	%(d)	—	%(d)	—	%(d)	—	%(d)
Total net expenses (b)	0.74	%(c)	0.75%	0.83%		0.86%		0.86%		0.86%
Net investment income (loss)	0.53	%(c)	0.21%	0.11%		(0.01)%		(0.08)%		(0.08)%
Portfolio turnover rate	34	%(a)	71%	89%		96%		115%		129%

(a)  Not annualized.

(b)  The benefits derived from custody credits had an impact of less than 0.01%.

(c)  Annualized.

(d)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Small Cap Growth Master Portfolio II

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,				Period Ended March 31,
	2006		2006		2005		2004 (a)
Total return	(9.73	)%(b)	31.47%		0.50%		51.50%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.78	%(c)(d)	0.78	%(d)	0.90	%(d)	0.98	%(c)
Net investment income	(0.39	)%(c)	(0.39)%		0.56%		(0.66	)%(c)
Portfolio turnover rate	81	%(b)	117%		59%		26	%(b)

(a)  Columbia Small Cap Growth Master Portfolio II commenced operations on November 1, 2003.

(b)  Not annualized.

(c)  Annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Funds Master Investment Trust (September 30, 2006) (Unaudited)

Note 1. Organization

Columbia Funds Master Investment Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following portfolios of the Master Trust (each a "Master Portfolio" and collectively, the "Master Portfolios"):

Columbia Marsico Growth Master Portfolio

Columbia Large Cap Core Master Portfolio

Columbia Marsico Focused Equities Master Portfolio

Columbia Small Cap Growth Master Portfolio II

The following investors were invested in the Master Portfolios at September 30, 2006:

Columbia Marsico Growth Master Portfolio:
Columbia Marsico Growth Fund	98.3%
Columbia Marsico Growth Fund (Offshore)	0.9%
Banc of America Capital Management Funds I, LLC – Growth Fund	0.8%
Columbia Large Cap Core Master Portfolio:
Columbia Large Cap Core Fund	99.1%
Columbia Large Cap Core Fund (Offshore)	0.9%
Columbia Marsico Focused Equities Master Portfolio:
Columbia Marsico Focused Equities Fund	99.5%
Columbia Marsico Focused Equities Fund (Offshore)	0.4%
Banc of America Capital Management Funds I, LLC – Focused Equities Fund	0.1%
Columbia Small Cap Growth Master Portfolio II:
Columbia Small Cap Growth Fund II	98.7%
Columbia Small Cap Growth Fund II (Offshore)	1.3%

On September 18, 2006, Nations Marsico Growth Fund (Offshore), Nations Strategic Growth Fund (Offshore), Nations Marsico Focused Equities Fund (Offshore) and Nations Small Company Growth Fund (Offshore) were renamed Columbia Marsico Growth Fund (Offshore), Columbia Large Cap Core Fund (Offshore), Columbia Marsico Focused Equities Fund (Offshore) and Columbia Small Cap Growth Fund II (Offshore), respectively.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolios in the preparation of their financial statements.

Security Valuation

Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities are generally valued by an independent pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other investment companies are valued at net asset value.

Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157") was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Funds' financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific

Columbia Funds Master Investment Trust (September 30, 2006) (Unaudited)

identification method for both financial statement and federal income tax purposes.

Options

Each Master Portfolio may write call and put options on futures they own or in which they may invest. Writing put options tends to increase the Master Portfolios' exposure to the underlying instrument. When the Master Portfolios write a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. Each Master Portfolio as a writer of an option has no control over whether the underlying future may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future underlying the written option. There is the risk the Master Portfolio may not be able to enter into a closing transaction because of an illiquid market. The Master Portfolio's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Certain Master Portfolios may also write call options on a security the Master Portfolios own. Writing call options tends to decrease a Fund's exposure to the underlying security. When a Master Portfolio writes a call option, an amount equal to the premium received is recorded as a liability. Premiums received from writing call options which have expired are treated as realized gains.

Each Master Portfolio may also purchase put and call options. Purchasing call options tends to increase the Master Portfolios' exposure to the underlying instrument. Purchasing put options tends to decrease the Master Portfolios' exposure to the underlying instrument. Each Master Portfolio pays a premium, which is included in the Master Portfolios' Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss.

Repurchase Agreements

Each Master Portfolio may engage in repurchase agreement transactions with institutions that the Master Portfolios' investment advisor has determined are creditworthy. Each Master Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Master Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Master Portfolios seek to assert their rights.

Foreign Currency Transactions

The books and records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S dollars at 4:00 p.m. Eastern (U.S.) time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of these securities, but are included with the net realized and unrealized gain or loss on securities.

Income Recognition

Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets,

Columbia Funds Master Investment Trust (September 30, 2006) (Unaudited)

income, expenses, realized and unrealized gains and losses of the Master Portfolio. The Funds estimate components of distributions from real estate investment trusts (REITs). Distributions paid by real estate REITs in excess of their income are recorded as a reduction of the cost of the related investments. If the Master Portfolios no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses

General expenses of the Master Trust are allocated to the Master Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Master Portfolio are charged directly to the Master Portfolio.

Federal Income Tax Status

The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be subject to taxation on its allocated share of the Master Portfolios' ordinary income and capital gains.

Each Master Portfolio's assets, income and distributions will be managed in such a way that a Feeder Fund will be able to continue to qualify as a registered investment company by investing its assets through its Master Portfolio.

Indemnification

In the normal course of business, each Master Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Master Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims against the Master Portfolio. Also, under the Master Trust's organizational documents and by contract, the Trustees and Officers of the Master Trust are indemnified against certain liabilities that may arise out of their duties to the Master Trust. However, based on experience, the Master Portfolios expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at September 30, 2006, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Columbia Marsico Growth Master Portfolio	$722,095,287	$(105,158,266)	$616,937,021
Columbia Large Cap Core Master Portfolio	187,097,596	(11,882,855)	175,214,741
Columbia Marsico Focused Equities Master Portfolio	822,983,856	(27,629,253)	795,354,603
Columbia Small Cap Growth Master Portfolio II	72,272,328	(18,483,367)	53,788,961

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Funds and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on each Fund's financial statements.

Columbia Funds Master Investment Trust (September 30, 2006) (Unaudited)

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Master Portfolios. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Master Portfolio at the following annual rates:

	Fees on Average Net Assets
	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Marsico Growth Master Portfolio	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%
Columbia Large Cap Core Master Portfolio	0.60%	0.55%	0.50%	0.45%	0.43%	0.41%
Columbia Marsico Focused Equities Master Portfolio	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%
Columbia Small Cap Growth Master Portfolio II	0.70%	0.65%	0.60%	0.60%	0.60%	0.60%

For the six months ended September 30, 2006, the annualized effective investment advisory fee rate for the Master Portfolios, as a percentage of the Master Portfolios' average daily net assets, were as follows:

Effective Rate
Columbia Marsico Growth Master Portfolio	0.63%
Columbia Large Cap Core Master Portfolio	0.54%
Columbia Marsico Focused Equities
Master Portfolio	0.63%
Columbia Small Cap Growth Master Portfolio II	0.70%

Sub-advisory Fee

Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of BOA, has been retained by Columbia as the investment sub-advisor to Columbia Marsico Growth Master Portfolio and Columbia Marsico Focused Equities Master Portfolio. As the sub-advisor, Marsico is responsible for daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Master Portfolios. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of each respective Master Portfolio's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Master Portfolios. Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, based on the Master Portfolios' average daily net assets at the annual rates listed below less the fees payable by the Master Portfolios under the pricing and bookkeeping agreement (described below):

Annual Rate
Columbia Marsico Growth Master Portfolio	0.10%
Columbia Large Cap Core Master Portfolio	0.05%
Columbia Marsico Focused Equities Master Portfolio	0.10%
Columbia Small Cap Growth Master Portfolio II	0.05%

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Master Portfolios under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Columbia Funds Master Investment Trust (September 30, 2006) (Unaudited)

Under its pricing and bookkeeping agreement with the Master Portfolios, Columbia receives from each Master Portfolios an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) for a Master Portfolio shall not exceed $140,000.

The Master Portfolios also reimburse Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing each Master Portfolio's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

Custody Credits

Each Master Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statements of Operations. The Master Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Master Portfolios, with the exception of the Master Portfolios' Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Master Portfolios. The Board of Trustees has appointed a Chief Compliance Officer to the Master Portfolios in accordance with federal securities regulations.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolios' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a portfolio of Columbia Funds Series Trust, another registered investment company advised by Columbia. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statements of Assets and Liabilities.

Note 5. Portfolio Information

For the six months ended September 30, 2006, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Columbia Marsico Growth Master Portfolio	$—	$—	$1,712,832,315	$1,083,184,319
Columbia Large Cap Core Master Portfolio	—	—	1,390,760,330	1,449,182,148
Columbia Marsico Focused Equities Master Portfolio	—	—	1,518,343,668	1,281,029,997
Columbia Small Cap Growth Master Portfolio II	—	—	363,938,992	419,056,223

Note 6. Line of Credit

The Master Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating Fund or Master Portfolio based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating Fund or Master Portfolio based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statements of Operations. In addition, if the uncommitted line of credit is

Columbia Funds Master Investment Trust (September 30, 2006) (Unaudited)

extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating Fund or Master Portfolio.

For the six months ended September 30, 2006, the Master Portfolios, with the exception of Columbia Large Cap Core Master Portfolio, did not borrow under these arrangements.

The average daily loan balance outstanding by Columbia Large Cap Core Master Portfolio during the six months ended September 30, 2006, was $191,257 at a weighted average interest rate of 5.74%.

Note 7. Securities Lending

Each Master Portfolio commenced a securities lending program in August, 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of the collateral. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent, is paid to the Master Portfolio. Generally, in the event of borrower default, the Master Portfolio has the right to use the collateral to offset any losses incurred. In the event the Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Master Portfolio. The Master Portfolio bears the risk of loss with respect to the investment of collateral.

Note 8. Disclosure of Significant Risks and Contingencies

Foreign Securities

Certain Master Portfolios invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Master Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be

Columbia Funds Master Investment Trust (September 30, 2006) (Unaudited)

increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Nations Funds Trust filed a motion to dismiss this complaint on May 19, 2006, but the Court has not yet ruled on the motion. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, Plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, Plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Columbia Funds – Stock Funds

Growth Funds	Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II

Core Funds	Columbia Common Stock Fund Columbia Large Cap Core Fund Columbia Small Cap Core Fund

Value Funds	Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund

Asset Allocation/Hybrid Funds	Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoal(TM) Balanced Growth Portfolio
Columbia LifeGoal(TM) Growth Portfolio
Columbia LifeGoal(TM) Income Portfolio
Columbia LifeGoal(TM) Income and Growth Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity Portfolio
Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund Columbia Large Cap Index Fund Columbia Mid Cap Index Fund Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund Columbia Real Estate Equity Fund Columbia Technology Fund

Global/International Funds	Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund
Columbia World Equity Fund

Columbia Funds – Stock Funds

Taxable Bond Funds	Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Tax-Exempt Fund
Columbia Virginia Intermediate Municipal Bond Fund

Money Market Funds	Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management Group, LLC ("Columbia Management") is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and product for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Important Information About This Report – Stock Funds

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Stock Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC ("Columbia Management") is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and product for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

Stock Funds

Semiannual Report – September 30, 2006

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/114234-0906(11/06) 06/31562

Columbia Management®

LifeGoal(TM) Portfolios

Semiannual Report – September 30, 2006

■  Columbia LifeGoal(TM) Growth Portfolio

■  Columbia LifeGoal(TM) Balanced Growth Portfolio

■  Columbia LifeGoal(TM) Income and Growth Portfolio

■  Columbia LifeGoal(TM) Income Portfolio

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

President's Message

September 30, 2006

Columbia LifeGoal(TM) Growth Portfolio	1

Columbia LifeGoal(TM) Balanced Growth Portfolio	4

Columbia LifeGoal(TM) Income and Growth Portfolio	7

Columbia LifeGoal(TM) Income Portfolio	10

Investment Portfolios	13

Statements of Assets and Liabilities	17

Statements of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	25

Notes to Financial Statements	44

Important Information About This Report	53

The views expressed in the President's Message and Fund Profile reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Dear Shareholder,

Over the past few years, you've heard a lot about change here at Columbia Funds as we've streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient—and to ensure that you find the range of financial choices and services that you expect from one of the nation's leading financial companies.

As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven't done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you'll require for your future. We continue to look for new ways to help meet the unique needs of all our investors—especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us—now and in the years to come.

Keep in mind that investing is often a long-term undertaking. While it's important to review the performance and market environment of the most recent period, it's essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Performance Information – Columbia LifeGoal Growth Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment Inception – 09/30/06 ($)

Sales charge	without	with
Class A	21,517	20,287
Class B	16,536	16,536
Class C	19,998	19,998
Class R	21,473	n/a
Class Z	21,906	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia LifeGoal Growth Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		R	Z
Inception	10/15/96		08/12/97		10/15/96		01/23/06	10/15/96
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	0.12	–5.65	–0.30	–5.20	–0.31	–1.29	–0.09	0.18
1-year	11.28	4.90	10.38	5.38	10.36	9.36	11.05	11.51
5-year	10.35	9.06	9.49	9.21	9.50	9.50	10.30	10.62
Life	8.00	7.36	5.66	5.66	7.21	7.21	7.98	8.19

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5% in the first year, declining to 1% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of portfolio expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class R shares are sold at net asset value. Class R and Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the portfolio's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

The returns for Class R shares include the returns of Class A shares prior to 01/23/06 the date on which Class R shares were initially offered by the fund. These returns have not been restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for the period prior to the inception of the new class of shares would have been lower.

Net asset value per share

as of 09/30/06 ($)

Class A	13.67
Class B	13.00
Class C	12.92
Class R	13.65
Class Z	13.76

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.26
Class B	0.23
Class C	0.23
Class R	0.25
Class Z	0.27

1

Understanding Your Expenses – Columbia LifeGoal Growth Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses* paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the portfolio's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the portfolio's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio's annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,001.20	1,022.56	2.51	2.54	0.50
Class B	1,000.00	1,000.00	996.99	1,018.80	6.26	6.33	1.25
Class C	1,000.00	1,000.00	996.89	1,018.80	6.26	6.33	1.25
Class R	1,000.00	1,000.00	999.10	1,021.31	3.76	3.80	0.75
Class Z	1,000.00	1,000.00	1,001.80	1,023.82	1.25	1.27	0.25

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolios most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different portfolios. If these transaction costs were included, your costs would have been higher.

* Columbia LifeGoal Growth Portfolio's expense ratios do not include fees and expenses incurred by the underlying funds.

2

Fund Profile – Columbia LifeGoal Growth Portfolio

Summary

■  For the six-month period ended September 30, 2006, the portfolio's Class A shares returned 0.12% without sales charge. That was lower than the performance of the portfolio's benchmark, the S&P 500 Index, which returned 4.14% during the period.1 The portfolio's return was also lower than the 2.18% average return of its peer group, Morningstar Large Blend Category.2 A decision to overweight funds investing in growth stocks hampered the portfolio's performance as did disappointing performance from some of the portfolio's underlying funds.

■  The portfolio lost ground with respect to its investments in Columbia Marsico Focused Equities Fund, Columbia Large Cap Value Fund, Columbia Marsico International Opportunities Fund and Columbia Acorn International (17.7%, 15.7%, 5.2% and 6.6% of net assets, respectively). All four funds underperformed their respective benchmarks.

■  The portfolio's investment in underlying funds with greater emphasis on large-cap equities versus small-cap equities aided returns as large-caps outperformed small-cap stocks during the period. Large-cap stocks represented 50.1% of the portfolio's indirect equity holdings. An emphasis on international stocks also aided returns as foreign stock markets generally outperformed the US stock market during the period.

■  Even though economic growth has slowed, we expect it to remain healthy through 2007, aided by relatively stable short-term interest rates. In this environment, we expect equities to outperform other asset classes and we expect large-cap stocks to continue to outperform small-cap stocks. Historically, large companies have held an edge over small companies in the mature stage of an economic expansion because their size helps them weather a period of slower growth. We believe the portfolio's current emphasis on large companies is appropriate for this environment.

Portfolio Management

Vikram Kuriyan has co-managed Columbia LifeGoal Growth Portfolio since August 2004. Mr. Kuriyan is affiliated with Columbia Management Advisors, LLC, investment advisor to the portfolio.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

The portfolio is a "fund of funds."

A fund of funds bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in an investment fund that invests and trades directly in financial instruments under the direction of a single manager. Risks include stock market fluctuations due to business and economic developments.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small- and mid-cap stocks may present special risks. They tend to be more volatile and may be less liquid than the stocks of larger companies. Small-cap stocks often have narrower markets, limited financial resources and tend to be more thinly traded than stocks of larger companies.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries the portfolio invests in are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

1 The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+0.12%

Class A shares (without sales charge)

+4.14%

S&P 500 Index

Management Style

Management style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the portfolios prospectus.

3

Performance Information – Columbia LifeGoal Balanced Growth Portfolio

Net asset value per share

as of 09/30/06 ($)

Class A	11.76
Class B	11.70
Class C	11.82
Class R	11.76
Class Z	11.74

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.29
Class B	0.25
Class C	0.25
Class R	0.28
Class Z	0.30

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment Inception – 09/30/06 ($)

Sales charge	without	with
Class A	20,691	19,507
Class B	17,356	17,356
Class C	19,430	19,430
Class R	20,652	n/a
Class Z	21,145	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia LifeGoal Balanced Growth Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		R	Z
Inception	10/15/96		08/13/97		10/15/96		01/23/06	10/15/96
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	1.66	–4.16	1.20	–3.75	1.28	0.28	1.53	1.79
1-year	8.16	1.96	7.31	2.34	7.33	6.34	7.96	8.45
5-year	8.11	6.83	7.29	6.99	7.30	7.30	8.07	8.39
Life	7.57	6.94	6.22	6.22	6.90	6.90	7.55	7.81

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5% in the first year, declining to 1% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of portfolio expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class R shares are sold at net asset value. Class R and Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the portfolio's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

The returns for Class R shares include the returns of Class A shares prior to 01/23/06 the date on which Class R shares were initially offered by the fund. These returns have not been restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for the period prior to the inception of the new class of shares would have been lower.

4

Understanding Your Expenses – Columbia LifeGoal Balanced Growth Portfolio

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses* paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the portfolio's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the portfolio's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio's annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,016.60	1,022.56	2.53	2.54	0.50
Class B	1,000.00	1,000.00	1,011.98	1,018.80	6.30	6.33	1.25
Class C	1,000.00	1,000.00	1,012.78	1,018.80	6.31	6.33	1.25
Class R	1,000.00	1,000.00	1,015.29	1,021.31	3.79	3.80	0.75
Class Z	1,000.00	1,000.00	1,017.90	1,023.82	1.26	1.27	0.25

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different portfolios. If these transaction costs were included, your costs would have been higher.

* Columbia LifeGoal Balanced Growth Portfolio's expense ratios do not include fees and expenses incurred by the underlying funds.

5

Fund Profile – Columbia LifeGoal Balanced Growth Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+1.66%

Class A shares (without sales charge)

+3.73%

Lehman Brothers U.S. Aggregate Bond Index

+4.14%

S&P 500 Index

Management Style

Management style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the portfolio's prospectus.

Summary

■  For the six-month period ended September 30, 2006, the portfolio's Class A shares returned 1.66% without sales charge. That compares with a 4.14% return for the broad S&P 500 Index and a 3.73% return for the Lehman Brothers U.S. Aggregate Bond Index.1 The portfolio's return was lower than the 2.31% average return for its peer group, the Morningstar Moderate Allocation Category.2 A decision to underweight funds investing in value stocks hampered performance as did disappointing performance from some of the portfolio's underlying funds.

■  The portfolio lost ground with respect to its investments in Columbia Marsico Focused Equities Fund, Columbia Large Cap Value Fund, Columbia Marsico International Opportunities Fund and Columbia Acorn International (9.8%, 7.7%, 5.4% and 7.2% of net assets, respectively). All four funds underperformed their respective benchmarks.

■  The portfolio's bias for large-cap equities versus small-cap equities was a good tactical decision as large-caps outperformed small-cap stocks during the period. Large-cap stocks represented 26% of the portfolio's equity holdings. An emphasis on international stocks also aided returns as foreign stock markets generally outperformed the US stock market during the period.

■  Even though economic growth has slowed, we expect it to remain healthy through 2007, aided by relatively stable short-term interest rates. In this environment, we expect equities to outperform other asset classes and we expect large-cap stocks to continue to outperform small-cap stocks. Historically, large companies have held an edge over small companies in the mature stage of an economic expansion because their size helps them weather a period of slower growth. We believe the portfolio's current emphasis on funds investing in large companies is appropriate for this environment.

Portfolio Management

Vikram Kuriyan has co-managed Columbia LifeGoal Balanced Growth Portfolio since August 2004. Mr. Kuriyan is affiliated with Columbia Management Advisors, LLC, investment advisor to the portfolio.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

The portfolio is a "fund of funds."

A fund of funds bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in an investment fund that invests and trades directly in financial instruments under the direction of a single manager. Risks include stock market fluctuations due to business and economic developments.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small- and mid-cap stocks may present special risks. They tend to be more volatile and may be less liquid than the stocks of larger companies. Small-cap stocks often have narrower markets, limited financial resources and tend to be more thinly traded than stocks of larger companies.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Bond investing poses special risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield securities (commonly known as "junk" bonds) offers the potential for high current income and attractive total return but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds.

1The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with a least $250 million par amount outstanding and with a least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

6

Performance Information – Columbia LifeGoal Income and Growth Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment Inception – 09/30/06 ($)

Sales charge	without	with
Class A	18,009	16,977
Class B	15,324	15,324
Class C	16,775	16,775
Class R	17,976	n/a
Class Z	18,356	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia LifeGoal Income and Growth Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		R	Z
Inception	10/15/96		08/07/97		10/15/96		01/23/06	10/15/96
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	2.09	–3.79	1.71	–3.24	1.72	0.73	1.96	2.23
1-year	6.36	0.27	5.49	0.56	5.52	4.53	6.16	6.56
5-year	6.03	4.78	5.24	4.92	5.24	5.24	5.99	6.32
Life	6.09	5.46	4.78	4.78	5.33	5.33	6.07	6.29

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5% in the first year, declining to 1% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of portfolio expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class R shares are sold at net asset value. Class R and Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the portfolio's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

The returns for Class R shares include the returns of Class A shares prior to 01/23/06 the date on which Class R shares were initially offered by the fund. These returns have not been restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for the period prior to the inception of the new class of shares would have been lower.

Net asset value per share

as of 09/30/06 ($)

Class A	10.71
Class B	10.68
Class C	10.62
Class R	10.71
Class Z	10.64

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.31
Class B	0.27
Class C	0.27
Class R	0.30
Class Z	0.32

7

Understanding Your Expenses – Columbia LifeGoal Income and Growth Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses* paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the portfolio's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the portfolio's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio's annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,020.91	1,022.56	2.53	2.54	0.50
Class B	1,000.00	1,000.00	1,017.10	1,018.80	6.32	6.33	1.25
Class C	1,000.00	1,000.00	1,017.20	1,018.80	6.32	6.33	1.25
Class R	1,000.00	1,000.00	1,019.60	1,021.31	3.80	3.80	0.75
Class Z	1,000.00	1,000.00	1,022.31	1,023.82	1.27	1.27	0.25

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different portfolios. If these transaction costs were included, your costs would have been higher.

* Columbia LifeGoal Income and Growth Portfolio's expense ratios do not include fees and expenses incurred by the underlying funds.

8

Fund Profile – Columbia LifeGoal Income and Growth Portfolio

Summary

■  For the six-month period ended September 30, 2006, the portfolio's Class A shares returned 2.09% without sales charge. That compares with a 4.14% return for the broad S&P 500 Index and a 3.73% return for the Lehman Brothers U.S. Aggregate Bond Index.1 The portfolio's return was lower than the 2.61% average return for its peer group, the Morningstar Conservative Allocation Category.2 A decision to underweight funds investing in investment grade bonds within the fixed-income portion of the portfolio detracted from the fund's performance, because they outperformed most other areas of fixed income during the period. And generally speaking, the portfolio's equity funds underperformed their benchmarks.

■  The portfolio lost ground with respect to its investments in Columbia Marsico Focused Equities Fund, Columbia Large Cap Value Fund, Columbia Marsico International Opportunities Fund and Columbia Acorn International (6.2%, 4.2%, 2.6% and 3.7% of net assets, respectively). All four funds underperformed their respective benchmarks. On the fixed-income side of the portfolio, Columbia Total Return Bond Fund and Columbia High Income Fund lagged their benchmarks.

The portfolio's bias for large-cap equities versus small-cap equities was a good tactical decision as large-caps outperformed small-cap stocks during the period. Large-cap stocks represented 15.6% of the portfolio's equity holdings. An emphasis on international stocks also aided returns as foreign stock markets generally outperformed the US stock market during the period.

■  Even though economic growth has slowed, we expect it to remain healthy through 2007, aided by relatively stable short-term interest rates. In this environment, we expect equities to outperform other asset classes and we expect large-cap stocks to continue to outperform small-cap stocks. Historically, large companies have held an edge over small companies in the mature stage of an economic expansion because their size helps them weather a period of slower growth. We believe bond investors can expect yields to remain relatively flat across all maturity ranges as an excess supply of global cash puts pressure on prices while short-term rate increases by global central banks restrain demand. We believe the portfolio is currently positioned to take advantage of this general environment.

Portfolio Management

Vikram Kuriyan has managed Columbia LifeGoal Income and Growth Portfolio since August 2004. Mr. Kuriyan is affiliated with Columbia Management Advisors, LLC, investment advisor to the portfolio.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

The portfolio is a "fund of funds."

A fund of funds bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in an investment fund that invests and trades directly in financial instruments under the direction of a single manager. Risks include stock market fluctuations due to business and economic developments.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small- and mid-cap stocks may present special risks. They tend to be more volatile and may be less liquid than the stocks of larger companies. Small-cap stocks often have narrower markets, limited financial resources and tend to be more thinly traded than stocks of larger companies.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Bond investing poses special risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield securities (commonly known as "junk" bonds) offers the potential for high current income and attractive total return but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings or characteristics. Columbia LifeGoal(TM) Portfolios reserve the right to add or remove funds at any time.

1The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with a least $250 million par amount outstanding and with a least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+2.09%

Class A shares (without sales charge)

+3.73%

Lehman Brothers U.S. Aggregate Bond Index

+4.14%

S&P 500 Index

Management Style

Management style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the portfolio's prospectus.

9

Performance Information – Columbia LifeGoal Income Portfolio

Net asset value per share

as of 09/30/06 ($)

Class A	10.05
Class B	10.04
Class C	10.02
Class Z	10.05

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.23
Class B	0.19
Class C	0.19
Class Z	0.24

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment Inception – 09/30/06 ($)

Sales charge	without	with
Class A	11,414	11,039
Class B	11,151	11,051
Class C	11,130	11,130
Class Z	11,499	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia LifeGoal Income Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		Z
Inception	09/04/03		09/04/03		09/05/03		09/04/03
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	2.96	–0.43	2.58	–0.42	2.48	1.48	2.98
1-year	4.46	1.04	3.68	0.68	3.59	2.59	4.61
Life	4.40	3.27	3.61	3.30	3.55	3.55	4.65

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares, the applicable contingent deferred sales charge (3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of portfolio expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the portfolio's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

10

Understanding Your Expenses – Columbia LifeGoal Income Portfolio

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses* paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the portfolio's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the portfolio's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio's annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,029.58	1,021.71	3.41	3.40	0.67
Class B	1,000.00	1,000.00	1,025.82	1,017.95	7.21	7.18	1.42
Class C	1,000.00	1,000.00	1,024.82	1,017.95	7.21	7.18	1.42
Class Z	1,000.00	1,000.00	1,029.78	1,022.96	2.14	2.13	0.42

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio's most recent fiscal half-year and divided by 365.

Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different portfolios. If these transaction costs were included, your costs would have been higher.

* Columbia LifeGoal Income Portfolio's expense ratios do not include fees and expenses incurred by the underlying funds.

11

Fund Profile – Columbia LifeGoal Income Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+2.96%

Class A shares (without sales charge)

+2.76%

Lehman Brothers U.S. Aggregate 1-3 Years Index

+3.08%

Blended 80% Lehman Brothers U.S. Aggregate 1-3 Years Index / 20% Lehman Brothers U.S. High Yield Index

Management Style

Management style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the portfolio's prospectus.

Summary

■  For the six-month period ended September 30, 2006, the portfolio's Class A shares returned 2.96% without sales charge. The portfolio outperformed its benchmark, the Lehman Brothers U.S. Aggregate 1-3 Years Index, which returned 2.76%.1 The portfolio's return was slightly lower than the 3.08% blended return for the Lehman Brothers U.S. Aggregate 1-3 Years Index and the Lehman Brothers U.S. High Yield Index. The portfolio's return was lower than the 3.31% average return of its peer group, the Morningstar Intermediate-Term Bond Category.2 A decision to underweight funds investing in investment grade bonds detracted from performance as they outperformed most other areas of fixed income. In addition, several of the portfolio's underlying fund holdings underperformed their respective benchmarks.

■  High-yield, mortgage-, asset-backed and convertible securities made a positive contribution to return. However, Columbia Total Return Bond Fund and Columbia High Income Fund lagged their respective indices (18.6% and 15.7% of net assets, respectively).

■  Even though economic growth has slowed, we expect it to remain healthy through 2007, aided by relatively stable short-term interest rates. In this environment, bond investors can expect yields to remain relatively flat across all maturity ranges as an excess supply of global cash puts pressure on prices while short-term rate increases by global central banks restrains demand. We believe the portfolio is currently positioned to take advantage of this general environment.

Portfolio Management

Vikram Kuriyan has managed Columbia LifeGoal Income Portfolio since August 2004. Mr. Kuriyan is affiliated with Columbia Management Advisors, LLC, investment advisor to the portfolio.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

The portfolio is a "fund of funds."

A fund of funds bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in an investment fund that invests and trades directly in financial instruments under the direction of a single manager. Risks include stock market fluctuations due to business and economic developments.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics.

When interest rates go up, bond prices generally drop and vice versa. Equity investments are subject to stock market fluctuations. High-yield debt securities are often referred to as "junk" bonds. High-yield debt securities offer the potential for higher income than other kinds of debt securities with similar maturities, but they also have higher risk.

1Lehman Brothers U.S. Aggregate 1-3 Years Index is an index of publicly-issued investment-grade corporate, US Treasury and government agency securities with remaining maturities of one to three years. This blend is 80% Lehman Brothers U.S. Aggregate 1-3 Years Index and 20% Lehman Brothers U.S. High Yield Index. Lehman Brothers U.S. High Yield Index is an index of fixed-rate, non-investment-grade bonds with at least one year remaining to maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

12

Investment Portfolio – Columbia LifeGoal Growth Portfolio, September 30, 2006 (Unaudited)

Investment Companies (a) – 100.0%

	Shares	Value ($)
Columbia Acorn International Fund, Class Z	1,014,434	39,218,013
Columbia Acorn USA Fund, Class Z	535,263	14,896,373
Columbia Convertible Securities Fund, Class Z	818,868	13,756,984
Columbia International Value Fund, Class Z	1,450,929	35,954,025
Columbia Large Cap Core Fund, Class Z	7,172,259	99,407,508
Columbia Large Cap Value Fund, Class Z	6,481,952	93,988,311
Columbia Marsico Focused Equities Fund, Class Z	5,182,994	106,199,556
Columbia Marsico International Opportunities Fund, Class Z	2,203,884	31,251,074
Columbia Mid Cap Growth Fund, Class Z	2,653,253	65,827,218
Columbia Mid Cap Value Fund, Class Z	4,207,589	59,621,532
Columbia Small Cap Growth Fund II, Class Z	855,657	11,893,636
Columbia Small Cap Value Fund II , Class Z	2,027,881	26,768,025
Total Investment Companies (Cost of $524,604,414)		598,782,255
Total Investments – 100.0% (Cost of $524,604,414) (b)		598,782,255
Other Assets & Liabilities, Net – 0.0%		(163,036)
Net Assets – 100.0%		$598,619,219

Notes to Investment Portfolio:

(a) Mutual Funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b) Cost for federal income tax purposes is $524,604,414.

See Accompanying Notes to Financial Statements.

13

Investment Portfolio – Columbia LifeGoal Balanced Growth Portfolio, September 30, 2006 (Unaudited)

Investment Companies (a) – 99.9%

	Shares	Value ($)
Columbia Acorn International Fund, Class Z	1,683,553	65,086,163
Columbia Acorn USA Fund, Class Z	544,750	15,160,400
Columbia Cash Reserves, Capital Class Shares	26,585,948	26,585,948
Columbia Convertible Securities Fund, Class Z	1,132,370	19,023,821
Columbia High Income Fund, Class Z	7,111,436	62,865,090
Columbia International Value Fund, Class Z	1,367,423	33,884,735
Columbia Large Cap Core Fund, Class Z	5,726,558	79,370,099
Columbia Large Cap Value Fund, Class Z	4,855,205	70,400,467
Columbia Marsico Focused Equities Fund, Class Z	4,340,259	88,931,914
Columbia Marsico International Opportunities Fund, Class Z	3,452,605	48,957,941
Columbia Mid Cap Growth Fund, Class Z	1,782,283	44,218,449
Columbia Mid Cap Value Fund, Class Z	2,476,491	35,091,881
Columbia Short Term Bond Fund, Class Z	1	10
Columbia Small Cap Growth Fund II, Class Z	947,268	13,167,021
Columbia Small Cap Value Fund II , Class Z	2,153,204	28,422,290
Columbia Total Return Bond Fund, Class Z	28,757,776	278,375,275
Total Investment Companies (Cost of $842,316,629)		909,541,504
Total Investments – 99.9% (Cost of $842,316,629) (b)		909,541,504
Other Assets & Liabilities, Net – 0.1%		552,311
Net Assets – 100.0%		$910,093,815

Notes to Investment Portfolio:

(a) Mutual Funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b) Cost for federal income tax purposes is $842,316,629.

See Accompanying Notes to Financial Statements.

14

Investment Portfolio – Columbia LifeGoal Income and Growth Portfolio, September 30, 2006 (Unaudited)

Investment Companies (a) – 99.9%

	Shares	Value ($)
Columbia Acorn International Fund, Class Z	197,474	7,634,332
Columbia Acorn USA Fund, Class Z	43,739	1,217,243
Columbia Cash Reserves, Capital Class Shares	13,441,774	13,441,774
Columbia Convertible Securities Fund, Class Z	497,180	8,352,617
Columbia High Income Fund, Class Z	2,422,109	21,411,446
Columbia International Value Fund, Class Z	195,320	4,840,037
Columbia Large Cap Core Fund, Class Z	755,335	10,468,939
Columbia Large Cap Value Fund, Class Z	595,311	8,632,010
Columbia Marsico Focused Equities Fund, Class Z	621,238	12,729,168
Columbia Marsico International Opportunities Fund, Class Z	370,395	5,252,208
Columbia Mid Cap Growth Fund, Class Z	204,955	5,084,931
Columbia Mid Cap Value Fund, Class Z	215,514	3,053,837
Columbia Short Term Bond Fund, Class Z	5,624,893	55,011,457
Columbia Small Cap Growth Fund II, Class Z	58,294	810,287
Columbia Small Cap Value Fund II , Class Z	153,388	2,024,716
Columbia Total Return Bond Fund, Class Z	4,521,687	43,769,931
Total Investment Companies (Cost of $199,313,385)		203,734,933
Total Investments – 99.9% (Cost of $199,313,385) (b)		203,734,933
Other Assets & Liabilities, Net – 0.1%		207,737
Net Assets – 100.0%		$203,942,670

Notes to Investment Portfolio:

(a) Mutual Funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b) Cost for federal income tax purposes is $199,313,385.

See Accompanying Notes to Financial Statements.

15

Investment Portfolio – Columbia LifeGoal Income Portfolio, September 30, 2006 (Unaudited)

Investment Companies (a) – 100.2%

	Shares	Value ($)
Columbia Cash Reserves, Capital Class Shares	2,807,456	2,807,455
Columbia Convertible Securities Fund, Class Z	92,926	1,561,157
Columbia High Income Fund, Class Z	551,096	4,871,689
Columbia Large Cap Value Fund, Class Z	86,266	1,250,852
Columbia Mid Cap Value Fund, Class Z	28,583	405,017
Columbia Mortgage and Asset-Backed Portfolio	337,556	3,365,435
Columbia Short Term Bond Fund, Class Z	1,116,455	10,918,930
Columbia Small Cap Value Fund II , Class Z	16,444	217,055
Columbia Total Return Bond Fund, Class Z	597,583	5,784,603
Total Investment Companies (Cost of $31,256,117)		31,182,193
Total Investments – 100.2% (Cost of $31,256,117) (b)		31,182,193
Other Assets & Liabilities, Net – (0.2)%		(67,457)
Net Assets – 100.0%		$31,114,736

Notes to Investment Portfolio:

(a) Mutual Funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b) Cost for federal income tax purposes is $31,256,117.

See Accompanying Notes to Financial Statements.

16

Statements of Assets and Liabilities – LifeGoal Portfolios, September 30, 2006 (Unaudited)

	($)	($)	($)	($)
	LifeGoal Growth Portfolio	LifeGoal Balanced Growth Portfolio	LifeGoal Income and Growth Portfolio	LifeGoal Income Portfolio
Assets
Affiliated investments, at identified cost	524,604,414	842,316,629	199,313,385	31,256,117
Affiliated investments, at value	598,782,255	909,541,504	203,734,933	31,182,193
Receivable for:
Investments sold	—	—	—	36,462
Fund shares sold	1,886,045	1,729,754	747,692	54,026
Dividends	—	1,229,358	434,429	74,675
Expense reimbursement due from Investment Advisor	—	—	—	10,794
Total Assets	600,668,300	912,500,616	204,917,054	31,358,150
Liabilities
Payable for:
Investments purchased	1,251,485	809,016	569,095	—
Fund shares redeemed	459,969	1,026,148	270,816	120,325
Distributions	—	62	41	104
Investment advisory fee	119,890	184,832	41,782	923
Transfer agent fee	—	—	—	3,293
Pricing and bookkeeping fees	—	—	—	3,998
Trustees' fees	—	—	—	37,957
Audit fee	—	—	—	15,682
Distribution and service fees	217,737	386,743	92,650	16,203
Legal fee	—	—	—	36,348
Chief compliance officer expenses	—	—	—	881
Other liabilities	—	—	—	7,700
Total Liabilities	2,049,081	2,406,801	974,384	243,414
Net Assets	598,619,219	910,093,815	203,942,670	31,114,736
Net Assets consist of
Paid-in capital	513,582,648	834,856,366	198,237,165	31,852,701
Undistributed (overdistributed) net investment income	(460,286)	65,320	28,560	15,867
Accumulated net realized gain (loss)	11,319,016	7,947,254	1,255,397	(679,908)
Unrealized appreciation (depreciation) on investments	74,177,841	67,224,875	4,421,548	(73,924)
Net Assets	598,619,219	910,093,815	203,942,670	31,114,736

See Accompanying Notes to Financial Statements.

17

Statements of Assets and Liabilities – LifeGoal Portfolios, September 30, 2006 (Unaudited)

	LifeGoal Growth Portfolio		LifeGoal Balanced Growth Portfolio		LifeGoal Income and Growth Portfolio		LifeGoal Income Portfolio
Class A
Net assets	$164,335,702		$231,836,310		$49,575,221		$15,095,266
Shares outstanding	12,023,768		19,713,864		4,628,054		1,502,350
Net asset value and redemption price per share (a)	$13.67		$11.76		$10.71		$10.05
Maximum sales charge	5.75%		5.75%		5.75%		3.25%
Maximum offering price per share	$14.50	(b)	$12.48	(b)	$11.36	(b)	$10.39	(c)
Class B
Net assets	$154,451,745		$312,818,604		$76,647,140		$10,395,815
Shares outstanding	11,877,251		26,729,387		7,176,065		1,035,713
Net asset value and offering price per share (a)	$13.00		$11.70		$10.68		$10.04
Class C
Net assets	$77,667,437		$106,758,419		$22,567,870		$5,186,174
Shares outstanding	6,009,270		9,030,746		2,124,287		517,369
Net asset value and offering price per share (a)	$12.92		$11.82		$10.62		$10.02
Class R
Net assets	$10,388		$10,344		$10,316		$—
Shares outstanding	761		880		963		—
Net asset value, redemption and offering price per share (a)	$13.65		$11.76		$10.71		$—
Class Z
Net assets	$202,153,947		$258,670,138		$55,142,123		$437,481
Shares outstanding	14,689,602		22,036,018		5,183,531		43,518
Net asset value, redemption and offering price per share (a)	$13.76		$11.74		$10.64		$10.05

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

(c)  On sales of $100,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

18

Statements of Operations – LifeGoal Portfolios
For the Six Months Ended September 30, 2006 (Unaudited)

	($)	($)	($)	($)
	LifeGoal Growth Portfolio	LifeGoal Balanced Growth Portfolio	LifeGoal Income and Growth Portfolio	LifeGoal Income Portfolio
Investment Income
Dividends from affiliates	3,715,473	13,268,661	4,052,692	795,402
Expenses
Investment advisory fee	710,039	1,112,555	264,145	10,465
Administration fee	—	—	—	11,301
Distribution fee:
Class B	571,165	1,173,692	295,744	39,779
Class C	266,267	382,353	80,703	21,119
Class R	26	26	26	—
Service fee:
Class A	190,016	278,468	60,855	18,273
Class B	190,388	391,231	98,581	13,260
Class C	88,756	127,451	26,901	7,040
Transfer agent fee	—	—	—	10,749
Pricing and bookkeeping fees	—	—	—	24,596
Trustees' fees	—	—	—	17,465
Audit fee	—	—	—	14,003
Registration fees	—	—	—	28,077
Legal fees	—	—	—	21,213
Chief compliance officer expenses (See Note 4)	—	—	—	1,778
Other expenses	—	—	—	9,186
Total Expenses	2,016,657	3,465,776	826,955	248,304
Fees and expenses waived or reimbursed by Investment Advisor	—	—	—	(83,282)
Net Expenses	2,016,657	3,465,776	826,955	165,022
Net Investment Income	1,698,816	9,802,885	3,225,737	630,380
Net realized gain (loss) on:
Affiliated investments	9,546,806	7,999,928	462,304	(316,944)
Capital gains distributions received	9,467,370	8,984,875	1,367,021	135,610
Net realized gain (loss)	19,014,176	16,984,803	1,829,325	(181,334)
Net change in unrealized appreciation (depreciation) on investments	(20,485,130)	(13,244,008)	(1,274,581)	373,590
Net Gain (Loss)	(1,470,954)	3,740,795	554,744	192,256
Net Increase in Net Assets from Operations	227,862	13,543,680	3,780,481	822,636

See Accompanying Notes to Financial Statements.

19

Statements of Changes in Net Assets – LifeGoal Portfolios

Increase (Decrease) in Net Assets	LifeGoal Growth Portfolio		LifeGoal Balanced Growth Portfolio
	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)(b)($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)(b)($)
Operations
Net investment income	1,698,816	532,454	9,802,885	12,673,850
Net realized gain (loss) on investments and capital gains distributions received	19,014,176	35,188,183	16,984,803	59,487,361
Net change in unrealized appreciation (depreciation) on investments	(20,485,130)	49,098,724	(13,244,008)	15,652,046
Net increase resulting from operations	227,862	84,819,361	13,543,680	87,813,257
Distributions Declared to Shareholders
From net investment income:
Class A	(649,524)	(732,355)	(2,824,436)	(4,133,189)
Class B	(387,901)	(575,045)	(2,762,436)	(4,327,646)
Class C	(184,180)	(225,896)	(909,120)	(1,213,529)
Class R	(37)	—	(115)	(35)
Class Z	(937,460)	(991,583)	(3,495,171)	(5,626,460)
From net realized gains:
Class A	(2,227,889)	(5,549,211)	(2,689,454)	(10,917,135)
Class B	(2,347,792)	(6,379,022)	(3,799,450)	(17,522,954)
Class C	(1,115,066)	(2,443,332)	(1,234,812)	(4,869,554)
Class R	(150)	—	(122)	—
Class Z	(2,808,187)	(6,935,717)	(3,042,057)	(13,457,915)
Total distributions declared to shareholders	(10,658,186)	(23,832,161)	(20,757,173)	(62,068,417)
Net Capital Share Transactions	57,759,881	108,481,787	29,291,254	150,731,506
Net increase (decrease) in net assets	47,329,557	169,468,987	22,077,761	176,476,346
Net Assets
Beginning of period	551,289,662	381,820,675	888,016,054	711,539,708
End of period	598,619,219	551,289,662	910,093,815	888,016,054
Undistributed (overdistributed) net investment income at end of period	(460,286)	—	65,320	253,713

(a)  On August 22, 2005, the Portfolio's Investor A, Investor B, Investor C and Primary A shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

(b)  The Portfolio's Class R shares commenced operations on January 23, 2006.

See Accompanying Notes to Financial Statements.

20

Increase (Decrease) in Net Assets	LifeGoal Income and Growth Portfolio		LifeGoal Income Portfolio
	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)(b)($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)(b)($)
Operations
Net investment income	3,225,737	4,846,163	630,380	1,307,631
Net realized gain (loss) on investments and capital gains distributions received	1,829,325	9,885,449	(181,334)	(51,667)
Net change in unrealized appreciation (depreciation) on investments	(1,274,581)	726,931	373,590	(129,252)
Net increase resulting from operations	3,780,481	15,458,543	822,636	1,126,712
Distributions Declared to Shareholders
From net investment income:
Class A	(822,260)	(1,303,896)	(337,238)	(711,944)
Class B	(1,019,652)	(1,797,256)	(204,382)	(353,738)
Class C	(290,099)	(437,798)	(108,024)	(212,625)
Class R	(158)	(59)	—	—
Class Z	(1,104,888)	(1,902,411)	(8,771)	(9,849)
From net realized gains:
Class A	(578,315)	(3,097,249)	—	(67,939)
Class B	(940,364)	(5,834,371)	—	(38,518)
Class C	(259,495)	(1,340,460)	—	(25,694)
Class R	(120)	—	—	—
Class Z	(793,601)	(4,022,624)	—	(1,647)
Total distributions declared to shareholders	(5,808,952)	(19,736,124)	(658,415)	(1,421,954)
Net Capital Share Transactions	(12,159,105)	19,225,084	(2,167,462)	(15,085,811)
Net increase (decrease) in net assets	(14,187,576)	14,947,503	(2,003,241)	(15,381,053)
Net Assets
Beginning of period	218,130,246	203,182,743	33,117,977	48,499,030
End of period	203,942,670	218,130,246	31,114,736	33,117,977
Undistributed (overdistributed) net investment income at end of period	28,560	39,880	15,867	43,902

See Accompanying Notes to Financial Statements.

21

Schedules of Capital Stock Activity – LifeGoal Portfolios

	LifeGoal Growth Portfolio				LifeGoal Balanced Growth Portfolio
	(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)(b)		(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	2,421,382	32,920,335	4,509,874	58,608,413	2,913,411	34,048,212	6,824,610	79,874,119
Distributions reinvested	202,395	2,697,920	455,390	5,909,717	445,843	5,133,384	1,212,850	13,943,281
Redemptions	(867,599)	(11,704,529)	(2,333,090)	(30,413,507)	(2,134,669)	(24,943,050)	(3,192,015)	(37,312,620)
Net increase	1,756,178	23,913,726	2,632,174	34,104,623	1,224,585	14,238,546	4,845,445	56,504,780
Class B
Subscriptions	1,020,716	13,278,485	2,399,999	29,547,699	1,390,612	16,187,975	5,212,840	60,331,076
Distributions reinvested	201,996	2,567,367	525,938	6,524,948	541,702	6,199,490	1,809,578	20,660,856
Redemptions	(932,021)	(12,020,279)	(1,575,248)	(19,622,065)	(2,188,399)	(25,357,018)	(3,758,551)	(43,776,071)
Net increase (decrease)	290,691	3,825,573	1,350,689	16,450,582	(256,085)	(2,969,553)	3,263,867	37,215,861
Class C
Subscriptions	1,520,377	19,546,947	2,512,863	30,986,502	1,589,605	18,641,257	4,002,704	46,881,424
Distributions reinvested	75,018	947,475	160,157	1,974,548	130,581	1,509,246	369,895	4,265,109
Redemptions	(604,112)	(7,786,498)	(743,742)	(9,223,409)	(923,187)	(10,816,122)	(1,556,187)	(18,305,499)
Net increase	991,283	12,707,924	1,929,278	23,737,641	796,999	9,334,381	2,816,412	32,841,034
Class R
Subscriptions	—	—	747	10,000	—	—	856	10,000
Distributions reinvested	14	188	—	—	21	237	3	35
Net increase	14	188	747	10,000	21	237	859	10,035
Class Z
Subscriptions	1,703,839	23,368,623	3,270,393	42,956,815	1,413,193	16,478,629	3,285,280	38,360,543
Distributions reinvested	266,613	3,577,948	580,432	7,572,271	563,268	6,476,416	1,643,678	18,858,080
Redemptions	(709,881)	(9,634,101)	(1,268,729)	(16,350,145)	(1,223,202)	(14,267,402)	(2,830,565)	(33,058,827)
Net increase (decrease)	1,260,571	17,312,470	2,582,096	34,178,941	753,259	8,687,643	2,098,393	24,159,796

(a)  On August 22, 2005, the Portfolio's Investor A, Investor B, Investor C and Primary A shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

(b)  The Portfolio's Class R shares commenced operations on January 23, 2006.

See Accompanying Notes to Financial Statements.

22

	LifeGoal Income and Growth Portfolio
	(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	737,709	7,861,162	1,387,905	15,062,933
Distributions reinvested	114,180	1,205,336	335,843	3,578,146
Redemptions	(678,155)	(7,227,173)	(1,148,612)	(12,436,160)
Net increase	173,734	1,839,325	575,136	6,204,919
Class B
Subscriptions	295,267	3,139,222	996,651	10,791,971
Distributions reinvested	169,949	1,787,761	652,448	6,929,989
Redemptions	(911,326)	(9,712,515)	(1,813,294)	(19,601,695)
Net increase (decrease)	(446,110)	(4,785,532)	(164,195)	(1,879,735)
Class C
Subscriptions	409,716	4,341,785	801,614	8,625,129
Distributions reinvested	41,729	436,561	133,849	1,413,716
Redemptions	(296,812)	(3,146,147)	(581,404)	(6,246,967)
Net increase	154,633	1,632,199	354,059	3,791,878
Class R
Subscriptions	—	—	931	10,000
Distributions reinvested	26	279	6	59
Net increase	26	279	937	10,059
Class Z
Subscriptions	628,387	6,658,122	1,419,142	15,287,825
Distributions reinvested	178,349	1,869,490	548,259	5,809,252
Redemptions	(1,849,756)	(19,372,988)	(925,541)	(9,999,114)
Net increase (decrease)	(1,043,020)	(10,845,376)	1,041,860	11,097,963

See Accompanying Notes to Financial Statements.

23

Schedules of Capital Stock Activity – LifeGoal Portfolios

	LifeGoal Income Portfolio
	(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	180,916	1,812,064	292,203	2,938,001
Distributions reinvested	28,092	279,936	62,380	625,998
Redemptions	(276,597)	(2,761,156)	(1,287,449)	(12,939,732)
Net decrease	(67,589)	(669,156)	(932,866)	(9,375,733)
Class B
Subscriptions	64,017	637,977	228,505	2,295,597
Distributions reinvested	17,336	172,551	33,035	331,148
Redemptions	(142,166)	(1,417,872)	(431,125)	(4,327,457)
Net decrease	(60,813)	(607,344)	(169,585)	(1,700,712)
Class C
Subscriptions	32,901	327,472	129,016	1,293,785
Distributions reinvested	8,062	80,125	19,122	191,365
Redemptions	(133,683)	(1,330,776)	(521,270)	(5,231,153)
Net decrease	(92,720)	(923,179)	(373,132)	(3,746,003)
Class Z
Subscriptions	20,488	204,327	25,142	252,033
Distributions reinvested	287	2,872	105	1,048
Redemptions	(17,527)	(174,982)	(51,204)	(516,444)
Net increase (decrease)	3,248	32,217	(25,957)	(263,363)

(a)  On August 22, 2005, the Portfolio's Investor A, Investor B, Investor C and Primary A shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

24

Financial Highlights – Columbia LifeGoal Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2006		2006 (a)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.92		$12.19	$11.28	$7.82	$10.68	$10.39
Income from Investment Operations:
Net investment income (b)(g)	0.05		0.05	0.04	0.02	0.02	— (c)
Net realized and unrealized gain (loss) on investments	(0.04)		2.34	0.95	3.46	(2.87)	0.32
Total from Investment Operations	0.01		2.39	0.99	3.48	(2.85)	0.32
Less Distributions Declared to Shareholders:
From net investment income	(0.06)		(0.09)	(0.08)	(0.02)	(0.01)	(0.03)
From net realized gains	(0.20)		(0.57)	—	—	—	—
Total Distributions Declared to Shareholders	(0.26)		(0.66)	(0.08)	(0.02)	(0.01)	(0.03)
Net Asset Value, End of Period	$13.67		$13.92	$12.19	$11.28	$7.82	$10.68
Total return (d)	0.12	%(e)	20.01%	8.76%	44.51%	(26.68)%	3.04%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	0.50	%(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (g)	0.81	%(f)	0.37%	0.37%	0.20%	0.20%	—
Portfolio turnover rate	8	%(e)	30%	13%	6%	13%	33%
Net assets, end of period (000's)	$164,336		$142,967	$93,070	$64,267	$21,559	$16,967

(a)  On August 22, 2005, the Portfolio's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Annualized.

(g)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(h)  Does not include expenses of the investment companies in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – Columbia LifeGoal Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2006		2006 (a)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.28		$11.72	$10.91	$7.61	$10.46	$10.23
Income from Investment Operations:
Net investment income (b)(g)	—	(c)	(0.05)	(0.04)	(0.05)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.05)		2.25	0.91	3.35	(2.81)	0.30
Total from Investment Operations	(0.05)		2.20	0.87	3.30	(2.85)	0.23
Less Distributions Declared to Shareholders:
From net investment income	(0.03)		(0.07)	(0.06)	— (c)	—	— (c)
From net realized gains	(0.20)		(0.57)	—	—	—	—
Total Distributions Declared to Shareholders	(0.23)		(0.64)	(0.06)	— (c)	—	— (c)
Net Asset Value, End of Period	$13.00		$13.28	$11.72	$10.91	$7.61	$10.46
Total return (d)	(0.30	)%(e)	19.13%	7.95%	43.39%	(27.25)%	2.25%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	1.25	%(f)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (g)	0.05	%(f)	(0.38)%	(0.38)%	(0.55)%	(0.55)%	(0.75)%
Portfolio turnover rate	8	%(e)	30%	13%	6%	13%	33%
Net assets, end of period (000's)	$154,452		$153,920	$119,995	$88,969	$35,069	$29,079

(a)  On August 22, 2005, the Portfolio's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  Annualized.

(g)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(h)  Does not include expenses of the investment companies in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

26

Financial Highlights – Columbia LifeGoal Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2006		2006 (a)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$13.20		$11.66	$10.85	$7.57	$10.40	$10.18
Income from Investment Operations:
Net investment income (b)(g)	—	(c)	(0.05)	(0.04)	(0.04)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.05)		2.23	0.91	3.32	(2.79)	0.29
Total from Investment Operations	(0.05)		2.18	0.87	3.28	(2.83)	0.22
Less Distributions Declared to Shareholders:
From net investment income	(0.03)		(0.07)	(0.06)	— (c)	—	— (c)
From net realized gains	(0.20)		(0.57)	—	—	—	—
Total Distributions Declared to Shareholders	(0.23)		(0.64)	(0.06)	— (c)	—	— (c)
Net Asset Value, End of Period	$12.92		$13.20	$11.66	$10.85	$7.57	$10.40
Total return (d)	(0.31	)%(e)	19.06%	8.00%	43.38%	(27.21)%	2.16%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	1.25	%(f)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (g)	0.07	%(f)	(0.38)%	(0.38)%	(0.55)%	(0.55)%	(0.75)%
Portfolio turnover rate	8	%(e)	30%	13%	6%	13%	33%
Net assets, end of period (000's)	$77,667		$66,261	$36,008	$19,340	$4,559	$3,436

(a)  On August 22, 2005, the Portfolio's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  Annualized.

(g)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(h)  Does not include expenses of the investment companies in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

27

Financial Highlights – Columbia LifeGoal Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended September 30, 2006	Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$13.92	$13.19
Income from Investment Operations:
Net investment income (b)(g)	0.04	(0.03)
Net realized and unrealized gain (loss) on investments	(0.06)	0.76
Total from Investment Operations	(0.02)	0.73
Less Distributions Declared to Shareholders:
From net investment income	(0.05)	—
From net realized gains	(0.20)	—
Total Distributions Declared to Shareholders	(0.25)	—
Net Asset Value, End of Period	$13.65	$13.92
Total return (c)(d)	(0.09)%	5.53%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(h)	0.75%	0.75%
Net investment income (e)(g)	0.55%	(1.15)%
Portfolio turnover rate (d)	8%	30%
Net assets, end of period (000's)	$10	$10

(a)  The Portfolio's Class R shares commenced operations on January 23,2006.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Annualized.

(g)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(h)  Does not include expenses of the investment companies in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

28

Financial Highlights – Columbia LifeGoal Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2006		2006 (a)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.01		$12.24	$11.30	$7.82	$10.68	$10.38
Income from Investment Operations:
Net investment income (b)(g)	0.07		0.08	0.07	0.05	0.04	0.03
Net realized and unrealized gain (loss) on investments	(0.05)		2.36	0.96	3.46	(2.87)	0.31
Total from Investment Operations	0.02		2.44	1.03	3.51	(2.83)	0.34
Less Distributions Declared to Shareholders:
From net investment income	(0.07)		(0.10)	(0.09)	(0.03)	(0.03)	(0.04)
From net realized gains	(0.20)		(0.57)	—	—	—	—
Total Distributions Declared to Shareholders	(0.27)		(0.67)	(0.09)	(0.03)	(0.03)	(0.04)
Net Asset Value, End of Period	$13.76		$14.01	$12.24	$11.30	$7.82	$10.68
Total return (c)	0.18	%(d)	20.33%	9.07%	44.84%	(26.53)%	3.30%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (g)	1.06	%(e)	0.62%	0.62%	0.45%	0.45%	0.25%
Portfolio turnover rate	8	%(d)	30%	13%	6%	13%	33%
Net assets, end of period (000's)	$202,154		$188,132	$132,748	$110,400	$61,985	$75,284

(a)  On August 22, 2005, the Portfolio's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Annualized.

(g)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(h)  Does not include expenses of the investment companies in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

29

Financial Highlights – Columbia LifeGoal Balanced Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2006		2006 (a)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.86		$11.50	$11.20	$8.79	$10.41	$10.35
Income from Investment Operations:
Net investment income (b)(f)	0.15		0.22	0.16	0.15	0.16	0.27
Net realized and unrealized gain (loss) on investments	0.04		1.08	0.47	2.44	(1.59)	0.19
Total from Investment Operations	0.19		1.30	0.63	2.59	(1.43)	0.46
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.27)	(0.22)	(0.17)	(0.19)	(0.29)
From net realized gains	(0.14)		(0.67)	(0.11)	(0.01)	—	(0.11)
Total Distributions Declared to Shareholders	(0.29)		(0.94)	(0.33)	(0.18)	(0.19)	(0.40)
Net Asset Value, End of Period	$11.76		$11.86	$11.50	$11.20	$8.79	$10.41
Total return (c)	1.66	%(d)	11.75%	5.75%	29.60%	(13.77)%	4.52%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (f)	2.48	%(e)	1.89%	1.45%	1.38%	1.72%	2.77%
Portfolio turnover rate	16	%(d)	46%	17%	24%	26%	117%
Net assets, end of period (000's)	$231,836		$219,302	$156,938	$111,325	$37,750	$11,343

(a)  On August 22, 2005, the Portfolio's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Annualized.

(f)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(g)  Does not include expenses of the investment companies in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

30

Financial Highlights – Columbia LifeGoal Balanced Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2006		2006 (a)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.81		$11.45	$11.16	$8.77	$10.39	$10.35
Income from Investment Operations:
Net investment income (b)(f)	0.10		0.13	0.08	0.07	0.09	0.20
Net realized and unrealized gain (loss) on investments	0.04		1.08	0.46	2.43	(1.57)	0.17
Total from Investment Operations	0.14		1.21	0.54	2.50	(1.48)	0.37
Less Distributions Declared to Shareholders:
From net investment income	(0.11)		(0.18)	(0.14)	(0.10)	(0.14)	(0.22)
From net realized gains	(0.14)		(0.67)	(0.11)	(0.01)	—	(0.11)
Total Distributions Declared to Shareholders	(0.25)		(0.85)	(0.25)	(0.11)	(0.14)	(0.33)
Net Asset Value, End of Period	$11.70		$11.81	$11.45	$11.16	$8.77	$10.39
Total return (c)	1.20	%(d)	10.99%	4.94%	28.63%	(14.33)%	3.62%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	1.25	%(e)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (f)	1.73	%(e)	1.14%	0.70%	0.63%	0.97%	2.02%
Portfolio turnover rate	16	%(d)	46%	17%	24%	26%	117%
Net assets, end of period (000's)	$312,819		$318,564	$271,691	$208,372	$87,911	$33,519

(a)  On August 22, 2005, the Portfolio's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Annualized.

(f)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(g)  Does not include expenses of the investment companies in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

31

Financial Highlights – Columbia LifeGoal Balanced Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2006		2006 (a)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.92		$11.56	$11.26	$8.85	$10.49	$10.44
Income from Investment Operations:
Net investment income (b)(f)	0.10		0.14	0.08	0.08	0.09	0.20
Net realized and unrealized gain (loss) on investments	0.05		1.07	0.47	2.45	(1.60)	0.18
Total from Investment Operations	0.15		1.21	0.55	2.53	(1.51)	0.38
Less Distributions Declared to Shareholders:
From net investment income	(0.11)		(0.18)	(0.14)	(0.11)	(0.13)	(0.22)
From net realized gains	(0.14)		(0.67)	(0.11)	(0.01)	—	(0.11)
Total Distributions Declared to Shareholders	(0.25)		(0.85)	(0.25)	(0.12)	(0.13)	(0.33)
Net Asset Value, End of Period	$11.82		$11.92	$11.56	$11.26	$8.85	$10.49
Total return (c)	1.28	%(d)	10.88%	4.99%	28.67%	(14.41)%	3.66%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	1.25	%(e)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (f)	1.74	%(e)	1.14%	0.70%	0.63%	0.97%	2.02%
Portfolio turnover rate	16	%(d)	46%	17%	24%	26%	117%
Net assets, end of period (000's)	$106,758		$98,160	$62,615	$39,204	$7,620	$3,655

(a)  On August 22, 2005, the Portfolio's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Annualized.

(f)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(g)  Does not include expenses of the investment companies in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

32

Financial Highlights – Columbia LifeGoal Balanced Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended September 30, 2006	Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$11.86	$11.59
Income from Investment Operations:
Net investment income (b)(f)	0.13	0.03
Net realized and unrealized gain (loss) on investments	0.05	0.28
Total from Investment Operations	0.18	0.31
Less Distributions Declared to Shareholders:
From net investment income	(0.14)	(0.04)
From net realized gains	(0.14)	—
Total Distributions Declared to Shareholders	(0.28)	(0.04)
Net Asset Value, End of Period	$11.76	$11.86
Total return (c)(d)	1.53%	2.68%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(g)	0.75%	0.75%
Net investment income (e)(f)	2.23%	1.13%
Portfolio turnover rate (d)	16%	46%
Net assets, end of period (000's)	$10	$10

(a)  The Portfolio's Class R shares commenced operations on January 23,2006.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Annualized.

(f)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(g)  Does not include expenses of the investment companies in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

33

Financial Highlights – Columbia LifeGoal Balanced Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2006		2006 (a)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.84		$11.48	$11.18	$8.77	$10.38	$10.33
Income from Investment Operations:
Net investment income (b)(f)	0.16		0.25	0.19	0.17	0.18	0.31
Net realized and unrealized gain (loss) on investments	0.04		1.08	0.47	2.44	(1.58)	0.16
Total from Investment Operations	0.20		1.33	0.66	2.61	(1.40)	0.47
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.30)	(0.25)	(0.19)	(0.21)	(0.31)
From net realized gains	(0.14)		(0.67)	(0.11)	(0.01)	—	(0.11)
Total Distributions Declared to Shareholders	(0.30)		(0.97)	(0.36)	(0.20)	(0.21)	(0.42)
Net Asset Value, End of Period	$11.74		$11.84	$11.48	$11.18	$8.77	$10.38
Total return (c)	1.79	%(d)	12.05%	6.02%	29.95%	(13.51)%	4.65%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (f)	2.73	%(e)	2.14%	1.70%	1.63%	1.97%	3.02%
Portfolio turnover rate	16	%(d)	46%	17%	24%	26%	117%
Net assets, end of period (000's)	$258,670		$251,980	$220,296	$216,997	$158,377	$195,436

(a)  On August 22, 2005, the Portfolio's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Annualized.

(f)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(g)  Does not include expenses of the investment companies in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

34

Financial Highlights – Columbia LifeGoal Income and Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2006		2006 (a)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.80		$11.04	$11.11	$9.67	$10.41	$10.43
Income from Investment Operations:
Net investment income (b)(f)	0.18		0.28	0.23	0.22	0.24	0.36
Net realized and unrealized gain (loss) on investments	0.04		0.54	0.10	1.50	(0.71)	0.01
Total from Investment Operations	0.22		0.82	0.33	1.72	(0.47)	0.37
Less Distributions Declared to Shareholders:
From net investment income	(0.18)		(0.32)	(0.28)	(0.22)	(0.24)	(0.34)
From net realized gains	(0.13)		(0.74)	(0.12)	(0.06)	(0.03)	(0.05)
Total Distributions Declared to Shareholders	(0.31)		(1.06)	(0.40)	(0.28)	(0.27)	(0.39)
Net Asset Value, End of Period	$10.71		$10.80	$11.04	$11.11	$9.67	$10.41
Total return (c)	2.09	%(d)	7.91%	3.05%	17.93%	(4.49)%	3.56%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (f)	3.34	%(e)	2.61%	2.03%	1.95%	2.47%	3.56%
Portfolio turnover rate	17	%(d)	30%	34%	14%	34%	37%
Net assets, end of period (000's)	$49,575		$48,112	$42,816	$33,141	$11,027	$4,241

(a)  On August 22, 2005, the Portfolio's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Annualized.

(f)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(g)  Does not include expenses of the investment companies in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

35

Financial Highlights – Columbia LifeGoal Income and Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2006		2006 (a)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.77		$11.01	$11.08	$9.66	$10.41	$10.44
Income from Investment Operations:
Net investment income (b)(f)	0.14		0.20	0.14	0.13	0.17	0.29
Net realized and unrealized gain (loss) on investments	0.04		0.54	0.11	1.50	(0.71)	—
Total from Investment Operations	0.18		0.74	0.25	1.63	(0.54)	0.29
Less Distributions Declared to Shareholders:
From net investment income	(0.14)		(0.24)	(0.20)	(0.15)	(0.18)	(0.27)
From net realized gains	(0.13)		(0.74)	(0.12)	(0.06)	(0.03)	(0.05)
Total Distributions Declared to Shareholders	(0.27)		(0.98)	(0.32)	(0.21)	(0.21)	(0.32)
Net Asset Value, End of Period	$10.68		$10.77	$11.01	$11.08	$9.66	$10.41
Total return (c)	1.71	%(d)	7.12%	2.30%	16.94%	(5.20)%	2.77%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	1.25	%(e)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (f)	2.57	%(e)	1.86%	1.28%	1.20%	1.72%	2.81%
Portfolio turnover rate	17	%(d)	30%	34%	14%	34%	37%
Net assets, end of period (000's)	$76,647		$82,098	$85,762	$80,486	$43,905	$13,926

(a)  On August 22, 2005, the Portfolio's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Annualized.

(f)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(g)  Does not include expenses of the investment companies in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

36

Financial Highlights – Columbia LifeGoal Income and Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2006		2006 (a)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.71		$10.96	$11.03	$9.62	$10.37	$10.40
Income from Investment Operations:
Net investment income (b)(f)	0.14		0.20	0.14	0.13	0.17	0.29
Net realized and unrealized gain (loss) on investments	0.04		0.53	0.11	1.49	(0.71)	—
Total from Investment Operations	0.18		0.73	0.25	1.62	(0.54)	0.29
Less Distributions Declared to Shareholders:
From net investment income	(0.14)		(0.24)	(0.20)	(0.15)	(0.18)	(0.27)
From net realized gains	(0.13)		(0.74)	(0.12)	(0.06)	(0.03)	(0.05)
Total Distributions Declared to Shareholders	(0.27)		(0.98)	(0.32)	(0.21)	(0.21)	(0.32)
Net Asset Value, End of Period	$10.62		$10.71	$10.96	$11.03	$9.62	$10.37
Total return (c)	1.72	%(d)	7.06%	2.32%	16.95%	(5.23)%	2.77%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	1.25	%(e)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (f)	2.59	%(e)	1.86%	1.28%	1.20%	1.72%	2.81%
Portfolio turnover rate	17	%(d)	30%	34%	14%	34%	37%
Net assets, end of period (000's)	$22,568		$21,104	$17,708	$17,469	$5,066	$1,829

(a)  On August 22, 2005, the Portfolio's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Annualized.

(f)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(g)  Does not include expenses of the investment companies in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

37

Financial Highlights – Columbia LifeGoal Income and Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended September 30, 2006	Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.80	$10.69
Income from Investment Operations:
Net investment income (b)(f)	0.16	0.05
Net realized and unrealized gain (loss) on investments	0.05	0.12
Total from Investment Operations	0.21	0.17
Less Distributions Declared to Shareholders:
From net investment income	(0.17)	(0.06)
From net realized gains	(0.13)	—
Total Distributions Declared to Shareholders	(0.30)	(0.06)
Net Asset Value, End of Period	$10.71	$10.80
Total return (c)(d)	1.96%	1.62%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(g)	0.75%	0.75%
Net investment income (e)(f)	3.07%	2.61%
Portfolio turnover rate (d)	17%	30%
Net assets, end of period (000's)	$10	$10

(a)  The Portfolio's Class R shares commenced operations on January 23, 2006.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Annualized.

(f)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(g)  Does not include expenses of the investment companies in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

38

Financial Highlights – Columbia LifeGoal Income and Growth Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2006		2006 (a)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.73		$10.97	$11.04	$9.62	$10.35	$10.37
Income from Investment Operations:
Net investment income (b)(f)	0.19		0.31	0.25	0.23	0.27	0.40
Net realized and unrealized gain (loss) on investments	0.04		0.54	0.11	1.49	(0.71)	(0.01)
Total from Investment Operations	0.23		0.85	0.36	1.72	(0.44)	0.39
Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.35)	(0.31)	(0.24)	(0.26)	(0.36)
From net realized gains	(0.13)		(0.74)	(0.12)	(0.06)	(0.03)	(0.05)
Total Distributions Declared to Shareholders	(0.32)		(1.09)	(0.43)	(0.30)	(0.29)	(0.41)
Net Asset Value, End of Period	$10.64		$10.73	$10.97	$11.04	$9.62	$10.35
Total return (c)	2.23	%(d)	8.22%	3.32%	18.08%	(4.22)%	3.83%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (f)	3.61	%(e)	2.86%	2.28%	2.20%	2.72%	3.81%
Portfolio turnover rate	17	%(d)	30%	34%	14%	34%	37%
Net assets, end of period (000's)	$55,142		$66,806	$56,897	$59,040	$33,316	$25,906

(a)  On August 22, 2005, the Portfolio's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Annualized.

(f)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(g)  Does not include expenses of the investment companies in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

39

Financial Highlights – Columbia LifeGoal Income Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,		Period Ended March 31,
Class A Shares	2006		2006 (a)	2005	2004 (b)
Net Asset Value, Beginning of Period	$9.99		$10.07	$10.31	$10.00
Income from Investment Operations:
Net investment income (c)(h)	0.22		0.38	0.31	0.21
Net realized and unrealized gain (loss) on investments	0.07		(0.06)	(0.09)	0.30
Total from Investment Operations	0.29		0.32	0.22	0.51
Less Distributions Declared to Shareholders:
From net investment income	(0.23)		(0.38)	(0.42)	(0.20)
From net realized gains	—		(0.02)	(0.04)	—
Total Distributions Declared to Shareholders	(0.23)		(0.40)	(0.46)	(0.20)
Net Asset Value, End of Period	$10.05		$9.99	$10.07	$10.31
Total return (d)(g)	2.96	%(e)	3.22%	2.12%	5.18	%(e)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	0.67	%(f)	0.67%	0.67%	0.67	%(f)
Net investment income (h)	4.44	%(f)	3.60%	3.01%	3.14	%(f)
Waiver/reimbursement	0.53	%(f)	0.37%	0.45%	0.50	%(f)
Portfolio turnover rate	24	%(e)	19%	48%	5	%(e)
Net assets, end of period (000's)	$15,095		$15,687	$25,211	$35,964

(a)  On August 22, 2005, the Portfolio's Investor A shares were renamed Class A shares.

(b)  The Portfolio's Investor A shares commenced operations on September 4, 2003.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Annualized.

(g)  Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(i)  Does not include expenses of the investment companies in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

40

Financial Highlights – Columbia LifeGoal Income Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,		Period Ended March 31,
Class B Shares	2006		2006 (a)	2005	2004 (b)
Net Asset Value, Beginning of Period	$9.98		$10.06	$10.30	$10.00
Income from Investment Operations:
Net investment income (c)(h)	0.18		0.29	0.24	0.16
Net realized and unrealized gain (loss) on investments	0.07		(0.05)	(0.10)	0.31
Total from Investment Operations	0.25		0.24	0.14	0.47
Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.30)	(0.34)	(0.17)
From net realized gains	—		(0.02)	(0.04)	—
Total Distributions Declared to Shareholders	(0.19)		(0.32)	(0.38)	(0.17)
Net Asset Value, End of Period	$10.04		$9.98	$10.06	$10.30
Total return (d)(g)	2.58	%(e)	2.44%	1.35%	4.70	%(e)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	1.42	%(f)	1.42%	1.42%	1.42	%(f)
Net investment income (h)	3.67	%(f)	2.85%	2.36%	2.39	%(f)
Waiver/reimbursement	0.53	%(f)	0.37%	0.45%	0.50	%(f)
Portfolio turnover rate	24	%(e)	19%	48%	5	%(e)
Net assets, end of period (000's)	$10,396		$10,946	$12,740	$9,269

(a)  On August 22, 2005, the Portfolio's Investor B shares were renamed Class B shares.

(b)  The Portfolio's Investor B shares commenced operations on September 4, 2003.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  Annualized.

(g)  Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(i)  Does not include expenses of the investment companies in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

41

Financial Highlights – Columbia LifeGoal Income Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,		Period Ended March 31,
Class C Shares	2006		2006 (a)	2005	2004 (b)
Net Asset Value, Beginning of Period	$9.97		$10.05	$10.28	$10.00
Income from Investment Operations:
Net investment income (c)(h)	0.18		0.30	0.24	0.16
Net realized and unrealized gain (loss) on investments	0.06		(0.06)	(0.09)	0.29
Total from Investment Operations	0.24		0.24	0.15	0.45
Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.30)	(0.34)	(0.17)
From net realized gains	—		(0.02)	(0.04)	—
Total Distributions Declared to Shareholders	(0.19)		(0.32)	(0.38)	(0.17)
Net Asset Value, End of Period	$10.02		$9.97	$10.05	$10.28
Total return (d)(g)	2.48	%(e)	2.45%	1.46%	4.49	%(e)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	1.42	%(f)	1.42%	1.42%	1.42	%(f)
Net investment income (h)	3.67	%(f)	2.85%	2.36%	2.39	%(f)
Waiver/reimbursement	0.53	%(f)	0.37%	0.45%	0.50	%(f)
Portfolio turnover rate	24	%(e)	19%	48%	5	%(e)
Net assets, end of period (000's)	$5,186		$6,082	$9,881	$8,340

(a)  On August 22, 2005, the Portfolio's Investor C shares were renamed Class C shares.

(b)  The Portfolio's Investor C shares commenced operations on September 5, 2003.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  Annualized.

(g)  Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(i)  Does not include expenses of the investment companies in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

42

Financial Highlights – Columbia LifeGoal Income Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,		Period Ended March 31,
Class Z Shares	2006		2006 (a)	2005	2004 (b)
Net Asset Value, Beginning of Period	$10.00		$10.08	$10.31	$10.00
Income from Investment Operations:
Net investment income (c)(h)	0.23		0.38	0.32	0.23
Net realized and unrealized gain (loss) on investments	0.06		(0.04)	(0.07)	0.30
Total from Investment Operations	0.29		0.34	0.25	0.53
Less Distributions Declared to Shareholders:
From net investment income	(0.24)		(0.40)	(0.44)	(0.22)
From net realized gains	—		(0.02)	(0.04)	—
Total Distributions Declared to Shareholders	(0.24)		(0.42)	(0.48)	(0.22)
Net Asset Value, End of Period	$10.05		$10.00	$10.08	$10.31
Total return (d)(g)	2.98	%(e)	3.47%	2.47%	5.31	%(e)
Ratios to Average Net Assets/Supplemental Data:
Expenses (i)	0.42	%(f)	0.42%	0.42%	0.42	%(f)
Net investment income (h)	4.66	%(f)	3.85%	3.26%	3.39	%(f)
Waiver/reimbursement	0.53	%(f)	0.37%	0.45%	0.50	%(f)
Portfolio turnover rate	24	%(e)	19%	48%	5	%(e)
Net assets, end of period (000's)	$437		$403	$667	$2,060

(a)  On August 22, 2005, the Portfolio's Primary A shares were renamed Class Z shares.

(b)  The Portfolio's Primary A shares commenced operations on September 4, 2003.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Annualized.

(g)  Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(i)  Does not include expenses of the investment companies in which the Portfolio invests.

See Accompanying Notes to Financial Statements.

43

Notes to Financial Statements – LifeGoal Portfolios, September 30, 2006 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. Information presented in these financial statements pertains to the following portfolios of the Trust (each a "Portfolio" and collectively, the "Portfolios"):

Columbia LifeGoal Growth Portfolio
Columbia LifeGoal Balanced Growth Portfolio

Columbia LifeGoal Income and Growth Portfolio

Columbia LifeGoal Income Portfolio

Investment Goals

Columbia LifeGoal Growth Portfolio seeks capital appreciation through exposure to a variety of equity market segments. Columbia LifeGoal Balanced Growth Portfolio seeks total return through a balanced portfolio of equity and fixed income securities. Columbia LifeGoal Income and Growth Portfolio seeks current income and modest growth to protect against inflation and to preserve purchasing power. Columbia LifeGoal Income Portfolio seeks current income through investments primarily in fixed income and income-oriented equity securities consistent with moderate fluctuation of principal.

The Portfolios invest in the Mortgage- and Asset-Backed Portfolio of Columbia Funds Series Trust or Class Z shares and Capital Class shares of other Columbia Funds (the "Underlying Funds") advised by Columbia Management Advisors, LLC ("Columbia") and its affiliates.

Financial statements of the underlying Funds in which the Portfolios invest should be read in conjunction with the Portfolios financial statements. These financial statements are available on our website at www.columbiafunds.com.

Portfolio Shares

The Portfolios are authorized to issue an unlimited number of shares without par value. Columbia LifeGoal Income Portfolio offers four classes of shares: Class A, Class B, Class C and Class Z shares. Columbia LifeGoal Growth Portfolio, Columbia LifeGoal Balanced Growth Portfolio and Columbia LifeGoal Income and Growth Portfolio each offer five classes of shares: Class A, Class B, Class C, Class R and Class Z shares. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% for each Portfolio with the exception of Columbia LifeGoal Income Portfolio. Columbia LifeGoal Income Portfolio is subject to a maximum front end sales charge of 3.25% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% for each Portfolio with the exception of Columbia LifeGoal Income Portfolio and 3.00% for Columbia LifeGoal Income Portfolio based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Portfolios' prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Certain amounts have been reclassified in the 2005 schedules of capital stock activity to conform to the current year financial statement presentation. These changes have no effect on net assets. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157") was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Portfolios financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific

44

LifeGoal Portfolios, September 30, 2006 (Unaudited)

identification method for both financial statement and federal income tax purposes.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Expenses

General expenses of the Trust are allocated to the Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Portfolio or class of shares are charged directly to such Portfolio or class.

Distributions to Shareholders

Distributions from net investment income are declared and paid quarterly for each of the Portfolios. The Portfolios may, however, declare and pay distributions from net investment income more frequently. Each Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on ex-dividend date. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification

In the normal course of business, each Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims against the Portfolio. Also, under the Trust's organizational documents, and by contract the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2006 was as follows:

	3/31/06
Portfolio	Ordinary Income*	Long-term Capital Gains
Columbia LifeGoal Growth Portfolio	$3,902,000	$19,930,161
Columbia LifeGoal Balanced Growth Portfolio	16,082,821	45,985,596
Columbia LifeGoal Income and Growth Portfolio	5,593,128	14,142,996
Columbia LifeGoal Income Portfolio	1,317,139	104,815

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2006, based on cost of investments for federal income tax purposes was:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Columbia LifeGoal Growth Portfolio	$76,396,172	$(2,218,331)	$74,177,841
Columbia LifeGoal Balanced Growth Portfolio	74,224,591	(6,999,716)	67,224,875
Columbia LifeGoal Income and Growth Portfolio	7,397,982	(2,976,434)	4,421,548
Columbia LifeGoal Income Portfolio	249,553	(323,477)	(73,924)

45

LifeGoal Portfolios, September 30, 2006 (Unaudited)

The following capital loss carryforwards, determined as of March 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Portfolio	Year of Expiration	Capital Loss Carryforward
LifeGoal Income Portfolio	2014	$83,392

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Funds and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on each Portfolio's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Portfolios. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Portfolio at the following annual rates:

Portfolio	Annual Rate
Columbia LifeGoal Growth Portfolio	0.25%
Columbia LifeGoal Balanced Growth Portfolio	0.25%
Columbia LifeGoal Income and Growth Portfolio	0.25%
Columbia LifeGoal Income Portfolio	0.50%*

*  Columbia is entitled to receive an investment advisory fee based on LifeGoal Income Portfolio's average daily net assets that are invested in the Mortgage- and Asset-Backed Portfolio and Corporate Bond Portfolio of Columbia Funds Series Trust. LifeGoal Income Portfolio is not charged an advisory fee on its assets that are invested in the Columbia Funds (other than Mortgage- and Asset-Backed Portfolio.)

Under its investment advisory agreement, Columbia has agreed to bear all fees and expenses of the Portfolios excluding Columbia LifeGoal Income Portfolio (exclusive of investment advisory fees, Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees, brokerage fees and commissions, taxes, interest expenses of borrowing money and extraordinary expenses, if any).

Administration Fee

Columbia provides administrative and other services to the Portfolios. Under the administration agreement, Columbia does not receive any compensation for its services from the Portfolios (excluding Columbia LifeGoal Income Portfolio). With respect to Columbia LifeGoal Income Portfolio, Columbia is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.23% of the average daily net assets for Columbia LifeGoal Income Portfolio less the fees payable by Columbia LifeGoal Income Portfolio under the pricing and bookkeeping agreement (described below).

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Portfolios under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its Pricing and Bookkeeping Agreement with the Portfolios, Columbia receives an annual fee of $31,000 paid monthly from Columbia LifeGoal Income Portfolio. Columbia LifeGoal Income Portfolio also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing Columbia LifeGoal Income Portfolio's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Portfolios and has contracted with Boston Financial Data

46

LifeGoal Portfolios, September 30, 2006 (Unaudited)

Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Portfolios and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolios. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended September 30, 2006, the annualized effective transfer agent fee rates for the Portfolios, inclusive of out-of-pocket expenses and net of fee waivers, as a percentage of the Portfolios' average daily net assets, were as follows:

Portfolio	Transfer Agent Fee Rate
Columbia LifeGoal Income Portfolio	0.07%

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Portfolios' shares. For the six months ended September 30, 2006, the Distributor has retained net underwriting discounts and net contingent deferred sales charge ("CDSC") fees as follows:

	Front End Sales Charge	Contingent Deferred Sales Charge
Portfolio	Class A	Class A	Class B	Class C
Columbia LifeGoal Growth Portfolio	$131,041	$984	$147,893	$14,160
Columbia LifeGoal Balanced Growth Portfolio	143,422	40	329,663	19,719
Columbia LifeGoal Income and Growth Portfolio	23,691	—	105,511	1,366
Columbia LifeGoal Income Portfolio	1,356	—	5,857	830

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of each Portfolio and a combined distribution and shareholder servicing plan for Class A shares of each Portfolio. The Trust has also adopted a distribution plan for Class R shares of Columbia LifeGoal Growth Portfolio, Columbia LifeGoal Balanced Growth Portfolio and Columbia LifeGoal Income and Growth Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Portfolio directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%
Class R Distribution Plan	0.50%	0.50%

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LifeGoal Portfolios, September 30, 2006 (Unaudited)

Expense Limits and Fee Waivers

Columbia and/or its affiliates may, from time to time reduce its fee payable by each Portfolio. Columbia has agreed to waive 0.10% of its advisory fees for the LifeGoal Income Portfolio as a percentage of the LifeGoal Income Portfolio's average daily net assets that are invested in direct securities of the Mortgage- and Asset Backed Portfolio and Corporate Bond Portfolio. Columbia has agreed to waive 0.10% of its administration fee for the LifeGoal Income Portfolio as a percentage of the LifeGoal Income Portfolio's average daily net assets that are invested in the Columbia Funds. Columbia has agreed to limit total annual operating expenses (exclusive of shareholder servicing and distribution fees) to 0.42% of LifeGoal Income Portfolio's average net assets. The fee waivers will continue through July 31, 2007. There is no guarantee that this expense limitation will continue after such time.

Fees Paid to Officers and Trustees

All officers of the Portfolios, with the exception of the Portfolios' Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Portfolios. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolios in accordance with federal securities regulations. The Portfolios, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Portfolio's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Portfolios' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statements of Assets and Liabilities.

Note 5. Portfolio Information

For the six months ended September 30, 2006, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

Portfolio	Purchases	Sales
Columbia LifeGoal Growth Portfolio	$106,573,154	$48,053,144
Columbia LifeGoal Balanced Growth Portfolio	132,943,354	118,880,755
Columbia LifeGoal Income and Growth Portfolio	35,367,145	52,070,196
Columbia LifeGoal Income Portfolio	7,655,498	10,288,708

Note 6. Shares of Beneficial Interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Class B shares generally convert to Class A shares as follows:

Class B shares purchased:	Will convert to Class A shares after:
- after November 15, 1998	Eight years

- between August 1, 1997 and November 15, 1998

$0 - $249,999	Nine years

$250,000 - $499,999	Six years

$500,000 - $999,999	Five years

- before August 1, 1997	Nine years

See Schedules of capital stock activity.

As of September 30, 2006, the Portfolios had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations

48

LifeGoal Portfolios, September 30, 2006 (Unaudited)

of the Portfolios. The percentage of shares of beneficial interest outstanding held therein are as follows:

Portfolio	% of Shares Outstanding Held
Columbia LifeGoal Growth Portfolio	28.5%
Columbia LifeGoal Balanced Growth Portfolio	25.7%
Columbia LifeGoal Income and Growth Portfolio	24.3%

As of September 30, 2006, Columbia LifeGoal Income and Growth Portfolio had a shareholder that held 7.6% of the shares outstanding. Subscription and redemption activity of this shareholder may have a material effect on the Portfolio.

Note 7. Line of Credit

The Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statements of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund.

For the six months ended September 30, 2006, the Portfolios did not borrow under these arrangements.

Note 8. Disclosure of Significant Risks and Contingencies

Risk Factors of the Portfolios and the Underlying Funds

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The Officers and Trustees of the Trust also serve as Officers and Trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which a Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolios as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may

49

LifeGoal Portfolios, September 30, 2006 (Unaudited)

invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations

50

LifeGoal Portfolios, September 30, 2006 (Unaudited)

Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Nations Funds Trust filed a motion to dismiss this complaint on May 19, 2006, but the Court has not yet ruled on the motion. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, Plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, Plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006.

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

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Important Information About This Report

LifeGoal Portfolios

The portfolios mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of LifeGoal Portfolios. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the portfolios and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 12- month period ended June 30 is available from the SEC's website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio's website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member NASD and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

53

LifeGoal Portfolios

Semiannual Report – September 30, 2006

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/114335-0906(11/06) 06/31607

Columbia Management®

International/Global Stock Funds

Semiannual Report – September 30, 2006

■  Columbia Global Value Fund

■  Columbia International Value Fund

■  Columbia Multi-Advisor International Equity Fund

■  Columbia Marsico International Opportunities Fund

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

President's Message

September 30, 2006

Columbia Global Value Fund	3

Columbia International Value Fund	6

Columbia Multi-Advisor International Equity Fund	10

Columbia Marsico International Opportunities Fund	13

Investment Portfolios	16

Financial Statements	26

Columbia Funds Master Investment Trust	64

Investment Portfolio	65

Financial Statements	68

Important Information About This Report	79

The views expressed in the President's Message and Fund Profile reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Dear Shareholder,

Over the past few years, you've heard a lot about change here at Columbia Funds as we've streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient—and to ensure that you find the range of financial choices and services that you expect from one of the nation's leading financial companies.

As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven't done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you'll require for your future. We continue to look for new ways to help meet the unique needs of all our investors—especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us—now and in the years to come.

Keep in mind that investing is often a long-term undertaking. While it's important to review the performance and market environment of the most recent period, it's essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Performance Information – Columbia Global Value Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 04/16/01 – 09/30/06 ($)

Sales charge	without	with
Class A	17,399	16,399
Class B	16,712	16,612
Class C	16,709	16,709
Class Z	17,651	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Global Value Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share

as of 09/30/06 ($)

Class A	12.83
Class B	12.52
Class C	12.52
Class Z	12.93

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.90
Class B	0.90
Class C	0.90
Class Z	0.91

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		Z
Inception	04/16/01		04/16/01		04/16/01		04/16/01
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	9.63	3.33	9.23	4.23	9.14	8.14	9.76
1-year	17.15	10.45	16.30	11.30	16.30	15.30	17.43
5-year	13.49	12.17	12.63	12.38	12.63	12.63	13.77
Life	10.68	9.49	9.87	9.75	9.86	9.86	10.97

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3

Understanding Your Expenses – Columbia Global Value Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,096.31	1,017.70	7.73	7.44	1.47
Class B	1,000.00	1,000.00	1,092.30	1,013.94	11.64	11.21	2.22
Class C	1,000.00	1,000.00	1,091.40	1,013.94	11.64	11.21	2.22
Class Z	1,000.00	1,000.00	1,097.62	1,018.95	6.42	6.17	1.22

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Fund Profile – Columbia Global Value Fund

Summary

■  For the six-month period ended September 30, 2006, the fund's class A shares returned 9.63% without sales charge. During the same period, the MSCI World Index returned 3.93%.1 The average return of funds in the Morningstar World Stock Category was 1.66%.2

■  Gains for positions in the food & staples retailing, diversified telecom services, and pharmaceuticals industries tended to have the most substantial impact on performance for the period. Positive results for holdings in the automobiles industry also tended to drive returns. Top performers within these industries included Safeway, Inc. (United States—food & staples retailing), BT Group PLC (United Kingdom—diversified telecom services), Merck & Co., Inc. (United States—pharmaceuticals), and General Motors Corp. (United States—automobiles). Declines for positions in the communications equipment industry, including Alcatel S.A.(France) and Lucent Technologies, Inc. (United States), weighed on performance.

From a country perspective, gains for holdings in the United States and the United Kingdom generally had the most positive influence upon returns. Among these countries, positions experiencing gains included Pfizer, Inc. (United States—pharmaceuticals) and William Morrison Supermarkets PLC (United Kingdom—food & staples retailing).

■  While we monitor short-term events in international equity markets, our investment philosophy focuses on company-by-company analysis. We take a long-term perspective and believe that very little of the short-term "market news" provides useful information to investors. In all market environments, we search for and hold what we believe to be fundamentally sound companies trading at discounts to our estimates of their fair values. We believe this strategy will provide patient investors with favorable results.

Portfolio Management

Brandes Investment Partners, L.P. is the investment sub-advisor to Columbia Global Value Fund. The following are the eight voting members of Brandes' Large Cap Investment Committee who are jointly responsible for making day-to-day investment decisions for the fund and the master portfolio: Messrs. Glenn Carlson, Brent Woods, William Pickering, Amelia Morris, Keith Colestock, Douglas Edman, W. James Brown and Brent Fredberg. The Investment Oversight Committee monitors the investment process of and establishes broad standards and practices to be followed by each of Brandes' Investment Committees. Chief Executive Officer (CEO) Glenn Carlson has been with Brandes since 1996, serving as Managing Partner from 1996-2002, co-CEO from 2002-2004, and CEO since 2004. Brent Woods has been Managing Director of Investments since 2002, and served as Managing Partner from 1998-2002. William Pickering has served as Director of Investments since 1998, serving as a portfolio manager from 1991-1993, Vice President from 1993-1996 and Analyst from 1996-1998. Amelia Morris has served as Director of Investments since 2004, and served as a Senior Research Analyst from 1998-2004. Keith Colestock has served as Director of Investments since 2004, and served as a Senior Research Analyst from 2001-2004. Douglas Edman has served as Director of Investments since 2004, and served as a Senior Research Analyst from 2000-2004. W. James Brown has served as Director of Investments since 2004, and served as a Senior Research Analyst from 1996-2004. Brent Fredberg has served as a Senior Research Analyst since 2003, and served as an Analyst from 1999-2003.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Source for all statistical data—Brandes Investment Partners, L.P.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries the fund invests in are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Past performance is no guarantee of future results.

1The MSCI World Index consists of equities from developed markets around the world, including the United States. This index is often used as a benchmark for global equity portfolios and includes dividends and distributions net of corresponding withholding taxes but does not reflect fees, brokerage commissions, or other expenses of investing. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+9.63%

Class A shares (without sales charge)

+3.93%

MSCI World Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

5

Performance Information – Columbia International Value Fund

Net asset value per share

as of 09/30/06 ($)

Class A	24.63
Class B	24.08
Class C	24.06
Class Z	24.78

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	1.49
Class B	1.49
Class C	1.49
Class Z	1.49

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 10/01/96 – 09/30/06 ($)

Sales charge	without	with
Class A	39,412	37,145
Class B	36,996	36,996
Class C*	27,276	27,276
Class Z	40,274	n/a

* 06/15/98 (inception) - 09/30/06

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia International Value Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		Z
Inception	12/27/95		05/22/98		06/15/98		12/27/95
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	5.19	–0.85	4.77	–0.13	4.78	3.80	5.29
1-year	20.77	13.83	19.88	14.88	19.90	18.90	21.09
5-year	16.96	15.58	16.09	15.87	16.10	16.10	17.26
10-year/Life	14.70	14.02	13.98	13.98	12.86	12.86	14.95

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class B shares commenced operations on May 22, 1998 and have no performance prior to that date. Performance prior to May 22, 1998 is that of Class A shares at NAV, which reflect 12b-1 fees of 0.25%. If class B shares 12b-1 fees had been reflected, total returns would have been lower. Inception date for class A shares is December 27, 1995.

6

Understanding Your Expenses – Columbia International Value Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,051.89	1,018.70	6.53	6.43	1.27
Class B	1,000.00	1,000.00	1,047.68	1,014.94	10.37	10.20	2.02
Class C	1,000.00	1,000.00	1,047.78	1,014.94	10.37	10.20	2.02
Class Z	1,000.00	1,000.00	1,052.89	1,019.95	5.25	5.16	1.02

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

7

Fund Profile – Columbia International Value Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+5.19%

Class A shares (without sales charge)

+4.65%

MSCI EAFE Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary

■  For the six-month period ended September, 30, 2006, the fund's class A shares returned 5.19% without sales charge. The fund modestly outperformed the MSCI EAFE Index,1 which returned 4.65% for the period, as well as the 4.35% average return of funds in the Morningstar Foreign Large Value Category.2 The fund's positive performance was led by gains among holdings in the food & staples retailing, food products and commercial banking industries. Top performers among these industries included William Morrison Supermarkets PLC (United Kingdom—food & staples retailing), Nestle S.A. (Switzerland—food products) and DBS Group Holdings Ltd. (Singapore—commercial banking). Conversely, positions in the communications equipment industry endured weakening share prices during the period, including Nortel Networks Corp. (Canada) and Alcatel S.A. (France).

■  From a country perspective, the fund's holdings in the United Kingdom and the Netherlands tended to post advances. Some of the positions from these countries experiencing the most significant gains included Marks & Spencer Group PLC (United Kingdom—multiline retail) and Koninklijke Ahold (Netherlands—food & staples retailing). Simultaneously, positions domiciled in Japan, such as Takefuji Corp. (consumer finance) and Hitachi Ltd. (Japan—electronic equipment & instruments), tended to experience declines.

■  While we monitor short-term events in international equity markets, our investment philosophy focuses on company-by-company analysis. We take a long-term perspective and believe that very little of the short-term "market news" provides useful information to investors. In all market environments, we search for and hold what we believe to be fundamentally sound companies trading at discounts to our estimates of their fair values. We believe this strategy can provide patient investors with favorable long-term results.

The information provided in this material should not be considered a recommendation to purchase or sell any particular security. It should not be assumed that any security transactions, holdings, or sectors discussed were or will be profitable, or that the investment recommendations or decisions we make in the future will be profitable or will equal the investment performance discussed herein. Strategies discussed are subject to change at any time by the investment manager in its discretion due to market conditions or opportunities.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Source for all statistical data—Brandes Investment Partners, L.P.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries the fund invests in are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

1The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

8

Fund Profile – Columbia International Value (continued)

Portfolio Management

Brandes Investment Partners, L.P. is the investment sub-advisor to Columbia International Value Fund. The following are the eight voting members of Brandes' Large Cap Investment Committee who are jointly responsible for making day-to-day investment decisions for the fund and the master portfolio: Messrs. Glenn Carlson, Brent Woods, William Pickering, Amelia Morris, Keith Colestock, Douglas Edman, W. James Brown and Brent Fredberg. The Investment Oversight Committee monitors the investment process of and establishes broad standards and practices to be followed by each of Brandes' Investment Committees. Chief Executive Officer (CEO) Glenn Carlson has been with Brandes since 1996, serving as Managing Partner from 1996-2002, co-CEO from 2002-2004, and CEO since 2004. Brent Woods has been Managing Director of Investments since 2002, and served as Managing Partner from 1998-2002. William Pickering has served as Director of Investments since 1998, serving as a portfolio manager from 1991-1993, Vice President from 1993-1996 and Analyst from 1996-1998. Amelia Morris has served as Director of Investments since 2004, and served as a Senior Research Analyst from 1998-2004. Keith Colestock has served as Director of Investments since 2004, and served as a Senior Research Analyst from 2001-2004. Douglas Edman has served as Director of Investments since 2004, and served as a Senior Research Analyst from 2000-2004. W. James Brown has served as Director of Investments since 2004, and served as a Senior Research Analyst from 1996-2004. Brent Fredberg has served as a Senior Research Analyst since 2003, and served as an Analyst from 1999-2003.

9

Performance Information – Columbia Multi-Advisor International Equity Fund

Net asset value per share

as of 09/30/06 ($)

Class A	16.22
Class B	15.06
Class C	14.91
Class R	16.21
Class Z	16.40

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.70
Class B	0.69
Class C	0.69
Class R	0.69
Class Z	0.74

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 10/01/96 – 09/30/06 ($)

Sales charge	without	with
Class A	19,447	18,333
Class B	17,815	17,815
Class C	18,141	18,141
Class R	19,416	n/a
Class Z	19,726	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Multi-Advisor International Equity Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		R	Z
Inception	06/03/92		06/07/93		06/17/92		01/23/06	12/02/91
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	3.70	–2.26	3.32	–1.60	3.35	2.37	3.60	3.84
1-year	20.79	13.82	19.86	14.86	19.90	18.90	20.60	21.09
5-year	13.36	12.03	12.33	12.08	12.65	12.65	13.32	13.45
10-year	6.88	6.25	5.94	5.94	6.14	6.14	6.86	7.03

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class R shares are sold at net asset value. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since the newer class of shares is subject to a Rule 12b-1 fee.

10

Understanding Your Expenses – Columbia Multi-Advisor International Equity Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,037.00	1,019.55	5.62	5.57	1.10
Class B	1,000.00	1,000.00	1,033.19	1,015.79	9.43	9.35	1.85
Class C	1,000.00	1,000.00	1,033.49	1,015.79	9.43	9.35	1.85
Class R	1,000.00	1,000.00	1,036.00	1,018.30	6.89	6.83	1.35
Class Z	1,000.00	1,000.00	1,038.40	1,020.81	4.34	4.31	0.85

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

11

Fund Profile – Columbia Multi-Advisor International Equity Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+3.70%

Class A shares (without sales charge)

+4.65%

MSCI EAFE Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary

■  For the six-month period ended September 30, 2006, the fund's class A shares returned 3.70% without sales charge. The MSCI EAFE Index returned 4.65%.1 The average return of the fund's peer group, the Morningstar Foreign Large Blend Category, was 3.06%.2

■  Weak performance from the fund's Japanese holdings primarily accounted for a shortfall against the index. However, these results were somewhat muted by an underweight in Japan within the fund.

■  Within the Marsico portion of the portfolio, stock selection in the capital goods industry was the primary positive contributor to performance. France-based steel tube producer Vallourec S.A. (1.0% of net assets) posted a return of more than 22% for the six-month period. Selected consumer-related positions also performed well, including Shangri-La Asia Ltd., a luxury hotel chain headquartered in Hong Kong, and Continental AG, a German auto components manufacturer (0.8% and 1.7% of net assets, respectively).

In the Causeway portfolio, telecommunications services, capital goods, energy and banks aided performance. The best performer was Canadian cable and mobile telecommunications services provider Rogers Communications, Inc. (0.6% of net assets). The company announced strong quarterly results.

Overall, the fund's positions in Japan struggled during the period and several Japanese holdings were among the fund's weakest performers, including the following names within the Marsico portfolio: consumer food and staples retailer Seiyu Ltd., video game company Sega Sammy Holdings, Inc., and financial companies Credit Saison Co. Ltd. (0.2%, 1.0% and 0.9% of net assets, respectively) and Mitsubishi UFJ Financial Group, Inc. (sold from the portfolio). Within the Causeway portfolio, Japanese consumer finance stocks Takefuji Corp., Promise Co. and Acom Co. were disappointing (0.4%, 0.3% and 0.3% of net assets, respectively). The likelihood for lower maximum lending rates has increased and investors reacted negatively to these prospects.

Portfolio Management

Columbia Multi-Advisor International Equity Fund is managed by Marsico Capital and Causeway; both are investment sub-advisors to the fund. Each sub-advisor manages approximately one-half of the fund's assets. James G. Gendelman manages Marsico Capital's portion of the fund. He has been with Marsico Capital since April 2000. James Doyle, Harry Hartford and Sarah Ketterer have co-managed Causeway's portion of the fund since May 2004 and have been with the firm since June 2001. Jonathan Eng has co-managed Causeway's portion of the fund since May 2004 and have been with the firm since July 2001, Kevin Durkin has co-managed the fund since January 2006 and has been with Causeway since July 2001.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Sources for all statistical data—Columbia Management Advisors, LLC.

Source for all stock-specific commentary—Marsico Capital Management, LLC and Causeway Capital Management LLC.

Marsico Capital Management, LLC (Marsico) is an SEC-registered investment advisor and an indirect, wholly-owned subsidiary of Bank of America Corporation. Marsico is under common control with Columbia Management, but is not part of Columbia Management.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries the fund invests in are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

1The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

12

Performance Information – Columbia Marsico International Opportunities Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 08/01/00 – 09/30/06 ($)

Sales charge	without	with
Class A	16,027	15,106
Class B	15,309	15,309
Class C	15,309	15,309
Class R	16,005	n/a
Class Z	16,293	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Marsico International Opportunities Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share

as of 09/30/06 ($)

Class A	13.99
Class B	13.44
Class C	13.44
Class R	13.97
Class Z	14.18

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.74
Class B	0.74
Class C	0.74
Class R	0.74
Class Z	0.74

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		R	Z
Inception	08/01/00		08/01/00		08/01/00		01/23/06	08/01/00
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	0.99	–4.78	0.66	–4.08	0.59	–0.35	0.85	1.19
1-year	22.08	15.03	21.23	16.23	21.23	20.23	21.92	22.52
5-year	18.64	17.23	17.76	17.55	17.76	17.76	18.60	18.96
Life	7.95	6.92	7.15	7.15	7.15	7.15	7.92	8.24

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class R shares are sold at net asset value. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The returns for Class R shares include the returns of Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since the newer class of shares is subject to a Rule 12b-1 fee.

13

Understanding Your Expenses – Columbia Marsico International Opportunities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,009.88	1,018.40	6.70	6.73	1.33
Class B	1,000.00	1,000.00	1,006.62	1,014.64	10.46	10.50	2.08
Class C	1,000.00	1,000.00	1,005.92	1,014.64	10.46	10.50	2.08
Class R	1,000.00	1,000.00	1,008.52	1,017.15	7.96	7.99	1.58
Class Z	1,000.00	1,000.00	1,011.88	1,019.65	5.45	5.47	1.08

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

14

Fund Profile – Columbia Marsico International Opportunities Fund

Summary

■  For the six-month period ended September 30, 2006, the fund's class A shares returned 0.99% without sales charge. The fund's benchmark, the MSCI EAFE Index, returned 4.65%.1 The fund's return was lower than the 1.59% average return of its peer group, the Morningstar Foreign Large Growth Category.2 All returns were measured in US dollars. Weak performance from the fund's Japanese holdings were a contributing factor to the fund's shortfall against the index.

■  Several Japanese holdings were among the fund's weakest performing positions, including consumer food and staples retailer Seiyu Ltd., video game company Sega Sammy Holdings, Inc., and financial companies Credit Saison Co., Ltd. (0.4%, 1.9% and 1.8% of net assets, respectively) and Mitsubishi UFJ Financial Group, Inc. (sold from the portfolio). Stock selection in the energy sector also detracted from performance, notably the fund's position in London-based BP PLC (0.9% of net assets), which posted a return of negative 13%.

Currency fluctuations may at times affect the fund because its foreign holdings are denominated in foreign currencies that may rise or fall against the US dollar. Overall, such fluctuations had a negative impact on the fund's performance.

Stock selection in the capital goods industry was the primary positive contributor to performance. France-based steel tube producer Vallourec (1.9% of net assets) posted a return of more than 22% for the six-month period. Selected consumer-related positions also performed well, including Shangri-La Asia Ltd., a luxury hotel chain headquartered in Hong Kong, and Continental AG, a German auto components manufacturer (1.5% and 3.4% of net assets, respectively).

■  At the end of the period, the fund's primary sector allocations included financials, consumer discretionary, consumer staples, industrials and materials. The fund's most significant country weights were in Switzerland, Japan, the United Kingdom, France, Germany, Mexico and Hong Kong. Country weights generally result from the fund's bottom-up stock selection process and are not necessarily a central facet of investment strategy.

Portfolio Management

James G. Gendelman has managed the fund since August 2000. He is affiliated with Marsico Capital Management, LLC, investment sub-advisor to the fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Source for all statistical data—Columbia Management Advisors, LLC.

Source for all stock-specific commentary—Marsico Capital Management, LLC.

Marsico Capital Management, LLC (Marsico) is an SEC-registered investment advisor and an indirect, wholly-owned subsidiary of Bank of America Corporation. Marsico is under common control with Columbia Management, but is not part of Columbia Management.

Equity investments are affected by stock fluctuations that occur in response to economic and business developments

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Some of the countries the fund invests in are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

1The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+0.99%

Class A shares (without sales charge)

+4.65%

MSCI EAFE Index

Management Style

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

15

Investment Portfolio – Columbia Global Value Fund (September 30, 2006) (Unaudited)

Common Stocks – 99.1%

	Shares	Value ($)
Consumer Discretionary – 15.7%
Auto Components – 0.5%
Goodyear Tire & Rubber Co. (a)	135,100	1,958,950
Auto Components Total		1,958,950
Automobiles – 9.7%
DaimlerChrysler AG, Registered Shares	95,900	4,787,918
Ford Motor Co.	1,190,800	9,633,572
General Motors Corp.	388,000	12,904,880
Volkswagen AG	85,673	7,306,156
Automobiles Total		34,632,526
Leisure Equipment & Products – 2.6%
Eastman Kodak Co.	212,290	4,755,296
Fuji Photo Film Co., Ltd.	121,000	4,424,259
Leisure Equipment & Products Total		9,179,555
Media – 1.5%
Gannett Co., Inc.	94,000	5,342,020
Media Total		5,342,020
Multi-Line Retail – 1.4%
Marks & Spencer Group PLC	404,019	4,856,377
Multi-Line Retail Total		4,856,377
Consumer Discretionary Total		55,969,428
Consumer Staples – 18.0%
Food & Staples Retailing – 9.2%
J Sainsbury PLC	763,200	5,361,578
Koninklijke Ahold NV	693,200	7,346,746
Kroger Co.	216,519	5,010,250
Safeway, Inc.	300,100	9,108,035
SUPERVALU, Inc.	23,186	687,465
William Morrison Supermarkets PLC	1,179,232	5,349,530
Food & Staples Retailing Total		32,863,604
Food Products – 7.2%
Nestle SA, Registered Shares	31,090	10,834,772
Unilever NV	487,200	11,966,369
Unilever PLC	110,745	2,728,663
Food Products Total		25,529,804
Tobacco – 1.6%
Altria Group, Inc.	75,500	5,779,525
Tobacco Total		5,779,525
Consumer Staples Total		64,172,933

	Shares	Value ($)
Financials – 10.9%
Commercial Banks – 5.3%
ABN AMRO Holding NV	251,794	7,329,308
Banca Intesa S.p.A.	890,178	5,853,480
Mitsubishi UFJ Financial Group, Inc.	222	2,847,334
UniCredito Italiano S.p.A.	365,300	3,027,887
Commercial Banks Total		19,058,009
Diversified Financial Services – 1.0%
JPMorgan Chase & Co.	72,700	3,413,992
Diversified Financial Services Total		3,413,992
Insurance – 4.6%
Aegon NV	171,451	3,208,052
Loews Corp.	86,100	3,263,190
Millea Holdings, Inc.	148,000	5,381,286
Zurich Financial Services AG, Registered Shares	18,877	4,633,329
Insurance Total		16,485,857
Financials Total		38,957,858
Health Care – 15.0%
Health Care Providers & Services – 0.9%
Tenet Healthcare Corp. (a)	413,200	3,363,448
Health Care Providers & Services Total		3,363,448
Pharmaceuticals – 14.1%
Bristol-Myers Squibb Co.	396,027	9,868,993
Daiichi Sankyo Co., Ltd.	160,600	4,560,143
GlaxoSmithKline PLC	154,153	4,103,964
Merck & Co., Inc.	225,400	9,444,260
Pfizer, Inc.	318,100	9,021,316
Sanofi-Aventis	61,949	5,509,831
Schering-Plough Corp.	353,000	7,797,770
Pharmaceuticals Total		50,306,277
Health Care Total		53,669,725
Industrials – 0.1%
Commercial Services & Supplies – 0.1%
Contax Participacoes SA, ADR	342,100	294,685
Commercial Services & Supplies Total		294,685
Industrials Total		294,685
Information Technology – 17.5%
Communications Equipment – 3.7%
Alcatel SA	697,000	8,498,631
Lucent Technologies, Inc. (a)	1,972,860	4,616,493
Communications Equipment Total		13,115,124

See Accompanying Notes to Financial Statements.

16

Columbia Global Value Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

Computers & Peripherals – 2.5%
	Shares	Value ($)
Dell, Inc. (a)	282,980	6,463,263
International Business Machines Corp.	30,600	2,507,364
Computers & Peripherals Total		8,970,627
Electronic Equipment & Instruments – 2.1%
Hitachi Ltd.	1,298,000	7,564,984
Electronic Equipment & Instruments Total		7,564,984
IT Services – 0.3%
Unisys Corp. (a)	201,500	1,140,490
IT Services Total		1,140,490
Office Electronics – 1.5%
Xerox Corp. (a)	348,600	5,424,216
Office Electronics Total		5,424,216
Semiconductors & Semiconductor Equipment – 7.0%
Intel Corp.	591,530	12,167,772
Micron Technology, Inc. (a)	330,000	5,742,000
STMicroelectronics NV	403,300	6,981,620
Semiconductors & Semiconductor Equipment Total		24,891,392
Software – 0.4%
Microsoft Corp.	54,600	1,492,218
Software Total		1,492,218
Information Technology Total		62,599,051
Materials – 1.4%
Chemicals – 1.4%
Akzo Nobel NV	80,800	4,971,197
Chemicals Total		4,971,197
Materials Total		4,971,197
Telecommunication Services – 20.5%
Diversified Telecommunication Services – 20.5%
AT&T, Inc.	111,600	3,633,696
BellSouth Corp.	142,200	6,079,050
Brasil Telecom Participacoes SA, ADR	49,700	1,493,982
BT Group PLC	1,193,692	6,015,690
Deutsche Telekom AG, Registered Shares	492,603	7,825,199
KT Corp.	22,790	983,900
KT Corp., ADR	272,820	5,857,446
Nippon Telegraph & Telephone Corp.	2,231	10,954,953
Tele Norte Leste Participacoes SA, ADR	342,100	4,690,191

	Shares	Value ($)
Telecom Italia S.p.A.	1,911,493	5,424,941
Telefonica SA	518,274	8,974,666
Telefonos de Mexico SA de CV, ADR, Class L	303,100	7,753,298
Verizon Communications, Inc.	92,800	3,445,664
Diversified Telecommunication Services Total		73,132,676
Telecommunication Services Total		73,132,676
Total Common Stocks (Cost of $269,060,619)		353,767,553

Short-Term Obligation – 0.9%

	Par ($)
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by a U.S. Treasury Note maturing 09/15/10, market value of $3,245,857 (repurchase proceeds $3,180,378)	3,179,000	3,179,000
Total Short-Term Obligation (Cost of $3,179,000)		3,179,000
Total Investments – 100.0% (Cost of $272,239,619) (b)		356,946,553
Other Assets & Liabilities, Net – 0.0%		11,114
Net Assets – 100.0%		$356,957,667

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $272,239,619.

The Fund was invested in the following countries at September 30, 2006:

Summary of Securities by Country	Value ($)	% of Total Investments
United States*	157,244,187	44.1%
Netherlands	41,803,292	11.7
Japan	35,732,958	10.0
United Kingdom	28,415,803	8.0
Germany	19,919,273	5.6
Switzerland	15,468,101	4.3
Italy	14,306,308	4.0
France	14,008,463	3.9
Spain	8,974,666	2.5
Mexico	7,753,298	2.2
South Korea	6,841,346	1.9
Brazil	6,478,858	1.8
	$356,946,553	100.0%

* Includes short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

17

Investment Portfolio – Columbia International Value Fund (September 30, 2006) (Unaudited)

Investment Company – 100.1%

Value ($)
Investment in Columbia Funds Master Investment Trust, Columbia International Value Master Portfolio (a)	3,844,258,611
Total Investments – 100.1%	3,844,258,611
Other Assets & Liabilities, Net – (0.1)%	(2,376,145)
Net Assets – 100.0%	3,841,882,466

Notes to Investment Portfolio:

(a)  The financial statements of the Columbia International Value Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Columbia International Value Fund's financial statement.

Columbia International Value Fund invests only in Columbia International Value Master Portfolio. At September 30, 2006, Columbia International Value Fund owned 87.4% of Columbia International Value Master Portfolio. Columbia International Value Master Portfolio was invested in the following countries at September 30, 2006:

Summary of Securities by Country	Value ($)	% of Total Investments
Japan	742,186,378	17.0%
United Kingdom	633,828,402	14.6
Netherlands	585,956,477	13.5
France	348,732,556	8.0
Germany	346,081,306	7.9
South Korea	286,245,355	6.6
Switzerland	271,161,252	6.2
Singapore	194,631,310	4.5
Italy	168,433,026	3.9
Brazil	144,850,458	3.3
Spain	123,457,065	2.8
Canada	104,099,408	2.4
United States *	71,197,000	1.6
Portugal	69,694,260	1.6
Bermuda	66,270,468	1.5
Mexico	60,825,147	1.4
Venezuela	54,698,416	1.3
Taiwan	47,817,986	1.1
New Zealand	34,201,264	0.8
	$4,354,367,534	100.0%

* Includes short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

See Accompanying Notes to Financial Statements.

18

Investment Portfolio – Columbia Multi-Advisor International Equity Fund (September 30, 2006) (Unaudited)

Common Stocks – 95.9%

	Shares	Value ($)
Consumer Discretionary – 15.6%
Auto Components – 1.7%
Continental AG	313,478	36,300,696
Auto Components Total		36,300,696
Automobiles – 2.4%
Bayerische Motoren Werke (BMW) AG	191,640	10,254,445
Honda Motor Co., Ltd.	541,800	18,277,387
Toyota Motor Corp.	399,000	21,725,473
Automobiles Total		50,257,305
Hotels, Restaurants & Leisure – 1.8%
Compass Group PLC	2,286,213	11,475,810
PartyGaming PLC	4,751,926	9,509,671
Shangri-La Asia Ltd.	7,239,118	15,981,063
Hotels, Restaurants & Leisure Total		36,966,544
Household Durables – 1.7%
Barratt Developments PLC	440,620	8,780,500
Gafisa SA (a)	485,537	6,263,769
Koninklijke Philips Electronics NV	561,379	19,645,222
Household Durables Total		34,689,491
Leisure Equipment & Products – 1.5%
Sankyo Co., Ltd.	209,500	11,169,481
Sega Sammy Holdings, Inc.	631,015	20,255,939
Leisure Equipment & Products Total		31,425,420
Media – 2.1%
JC Decaux SA	387,765	10,470,158
Mediaset S.p.A.	1,027,037	11,029,100
Publicis Groupe	315,576	12,417,869
Reuters Group PLC	1,307,835	10,619,413
Media Total		44,536,540
Specialty Retail – 3.2%
Carphone Warehouse Group PLC	1,928,372	11,074,188
Esprit Holdings Ltd.	2,709,500	24,566,578
Kingfisher PLC	3,115,900	14,296,853
Yamada Denki Co., Ltd.	157,200	15,827,707
Specialty Retail Total		65,765,326
Textiles, Apparel & Luxury Goods – 1.2%
LVMH Moet Hennessy Louis Vuitton SA	250,188	25,736,128
Textiles, Apparel & Luxury Goods Total		25,736,128
Consumer Discretionary Total		325,677,450

	Shares	Value ($)
Consumer Staples – 9.6%
Beverages – 1.5%
Diageo PLC	1,746,442	30,830,305
Beverages Total		30,830,305
Food & Staples Retailing – 2.5%
Carrefour SA	147,473	9,311,299
Seiyu Ltd. (a)	2,460,000	4,099,162
Shoppers Drug Mart Corp.	477,660	19,512,374
Tesco PLC	2,941,065	19,808,278
Food & Staples Retailing Total		52,731,113
Food Products – 2.4%
Nestle SA, Registered Shares	80,500	28,054,009
Unilever NV	228,617	5,615,179
Unilever PLC	638,205	15,724,832
Food Products Total		49,394,020
Household Products – 1.1%
Reckitt Benckiser PLC	552,993	22,905,002
Household Products Total		22,905,002
Tobacco – 2.1%
British American Tobacco PLC	1,121,719	30,306,913
Japan Tobacco, Inc.	3,621	14,094,077
Tobacco Total		44,400,990
Consumer Staples Total		200,261,430
Energy – 5.8%
Energy Equipment & Services – 1.2%
Acergy SA (a)	860,442	14,686,401
Technip SA	203,910	11,619,959
Energy Equipment & Services Total		26,306,360
Oil, Gas & Consumable Fuels – 4.6%
BP PLC	1,681,676	18,379,255
CNOOC Ltd., ADR	124,157	10,341,036
Frontline Ltd.	120,298	4,578,166
PetroChina Co., Ltd., Class H	19,807,961	21,295,044
Royal Dutch Shell PLC, Class A	419,157	13,803,692
Royal Dutch Shell PLC, Class B	421,288	14,366,994
Total SA	202,862	13,368,364
Oil, Gas & Consumable Fuels Total		96,132,551
Energy Total		122,438,911
Financials – 26.1%
Capital Markets – 4.7%
Credit Suisse Group	288,098	16,649,025
Macquarie Bank Ltd.	181,366	9,334,734

See Accompanying Notes to Financial Statements.

19

Columbia Multi-Advisor International Equity Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Man Group Plc	2,571,943	21,544,477
Nomura Holdings, Inc.	342,500	6,018,892
UBS AG, Registered Shares	762,140	45,529,866
Capital Markets Total		99,076,994
Commercial Banks – 11.3%
ABN AMRO Holding NV	504,475	14,684,436
Allied Irish Banks PLC	544,520	14,459,725
Banca Intesa S.p.A.	2,444,500	16,074,125
BNP Paribas	188,195	20,223,847
DBS Group Holdings Ltd.	2,204,000	26,637,377
Depfa Bank PLC	712,549	13,159,570
Erste Bank der Oesterreichischen Sparkassen AG	171,022	10,637,903
HBOS PLC	793,767	15,695,873
HSBC Holdings PLC	785,100	14,318,259
ICICI Bank Ltd., ADR	353,672	10,861,267
Mitsui Trust Holdings, Inc.	1,199,000	13,696,059
Royal Bank of Scotland Group PLC	581,687	20,007,323
Sanpaolo IMI S.p.A.	733,910	15,477,875
Shinhan Financial Group Co., Ltd.	165,340	7,433,838
Uniao de Bancos Brasileiros SA,GDR	218,807	16,191,718
United Overseas Bank Ltd.	656,000	6,717,724
Commercial Banks Total		236,276,919
Consumer Finance – 1.9%
Acom Co., Ltd.	137,390	5,851,709
Credit Saison Co., Ltd.	442,100	18,690,711
Promise Co., Ltd.	169,100	6,749,406
Takefuji Corp.	202,470	9,279,461
Consumer Finance Total		40,571,287
Diversified Financial Services – 1.9%
ING Groep NV	872,059	38,266,816
NETeller PLC (a)	253,336	1,684,108
Diversified Financial Services Total		39,950,924
Insurance – 3.4%
Aviva PLC	1,066,794	15,623,974
AXA	529,183	19,483,878
Manulife Financial Corp.	506,960	16,327,944
Zurich Financial Services AG	80,310	19,711,960
Insurance Total		71,147,756
Real Estate Management & Development – 2.0%
CapitaLand Ltd.	3,345,000	10,632,467
Henderson Land Development Co., Ltd.	2,391,000	13,411,849

	Shares	Value ($)
Sumitomo Realty & Development Co., Ltd.	570,000	16,805,896
Real Estate Management & Development Total		40,850,212
Thrifts & Mortgage Finance – 0.9%
Hypo Real Estate Holding AG	304,181	18,952,052
Thrifts & Mortgage Finance Total		18,952,052
Financials Total		546,826,144
Health Care – 6.1%
Biotechnology – 0.5%
CSL Ltd.	277,122	11,138,187
Biotechnology Total		11,138,187
Pharmaceuticals – 5.6%
GlaxoSmithKline PLC	529,560	14,098,301
Novartis AG	254,912	14,869,137
Roche Holding AG, Genusschein Shares	254,079	43,954,641
Sanofi-Aventis (b)	318,325	28,312,273
Takeda Pharmaceutical Co., Ltd.	249,100	15,566,831
Pharmaceuticals Total		116,801,183
Health Care Total		127,939,370
Industrials – 10.5%
Aerospace & Defense – 2.7%
BAE Systems PLC	7,559,654	55,891,147
Aerospace & Defense Total		55,891,147
Air Freight & Logistics – 1.7%
Deutsche Post AG	758,180	19,916,724
TNT NV	402,117	15,229,625
Air Freight & Logistics Total		35,146,349
Building Products – 0.4%
Daikin Industries Ltd.	255,888	7,599,426
Building Products Total		7,599,426
Construction & Engineering – 1.2%
Vinci SA	224,974	25,031,417
Construction & Engineering Total		25,031,417
Electrical Equipment – 0.8%
ABB Ltd.	1,353,236	17,764,383
Electrical Equipment Total		17,764,383
Industrial Conglomerates – 0.7%
Siemens AG	171,015	14,897,337
Industrial Conglomerates Total		14,897,337

See Accompanying Notes to Financial Statements.

20

Columbia Multi-Advisor International Equity Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Machinery – 0.9%
Vallourec	85,835	19,953,521
Machinery Total		19,953,521
Marine – 0.4%
Stolt-Nielsen SA	306,814	7,952,023
Marine Total		7,952,023
Road & Rail – 0.5%
Canadian National Railway Co.	251,761	10,558,856
Road & Rail Total		10,558,856
Trading Companies & Distributors – 0.8%
Marubeni Corp.	3,437,000	17,182,925
Trading Companies & Distributors Total		17,182,925
Transportation Infrastructure – 0.4%
Macquarie Airports Management Ltd. (b)	3,491,313	7,981,643
Transportation Infrastructure Total		7,981,643
Industrials Total		219,959,027
Information Technology – 5.8%
Communications Equipment – 1.0%
Telefonaktiebolaget LM Ericsson, ADR	606,033	20,877,837
Communications Equipment Total		20,877,837
Electronic Equipment & Instruments – 1.1%
Celestica, Inc. (a)	548,120	5,874,728
Nippon Electric Glass Co., Ltd.	767,000	16,996,195
Electronic Equipment & Instruments Total		22,870,923
Semiconductors & Semiconductor Equipment – 3.7%
Advantest Corp.	121,100	5,979,920
Samsung Electronics Co., Ltd.	91,122	64,169,326
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	746,007	7,161,667
Semiconductors & Semiconductor Equipment Total		77,310,913
Information Technology Total		121,059,673
Materials – 7.1%
Chemicals – 4.0%
Lonza Group AG, Registered Shares	390,997	27,056,644
Syngenta AG (a)	371,220	55,963,538
Chemicals Total		83,020,182

	Shares	Value ($)
Construction Materials – 1.8%
Cemex SA de CV, ADR	772,183	23,227,265
CRH PLC	415,312	14,038,728
Construction Materials Total		37,265,993
Metals & Mining – 1.3%
POSCO	56,279	14,604,932
Rio Tinto PLC	276,904	13,132,137
Metals & Mining Total		27,737,069
Materials Total		148,023,244
Telecommunication Services – 5.8%
Diversified Telecommunication Services – 2.5%
France Telecom SA (b)	897,736	20,578,271
Telefonica SA	1,093,993	18,944,076
Telenor ASA	1,029,104	13,385,894
Diversified Telecommunication Services Total		52,908,241
Wireless Telecommunication Services – 3.3%
America Movil SA de CV, ADR, Series L	732,055	28,821,005
LG Telecom Ltd. (a)	168,581	1,977,609
Rogers Communications, Inc., Class B	210,940	11,549,567
SK Telecom Co., Ltd.	53,645	11,443,813
Vodafone Group PLC	6,243,817	14,278,052
Wireless Telecommunication Services Total		68,070,046
Telecommunication Services Total		120,978,287
Utilities – 3.5%
Electric Utilities – 1.2%
E.ON AG	125,118	14,859,962
Electricite de France	174,486	9,682,959
Electric Utilities Total		24,542,921
Gas Utilities – 0.4%
Enagas SA	366,097	8,865,146
Gas Utilities Total		8,865,146
Multi-Utilities – 1.9%
Suez SA	165,814	7,282,087
Veolia Environnement	560,574	33,812,117
Multi-Utilities Total		41,094,204
Utilities Total		74,502,271
Total Common Stocks (Cost of $1,604,728,536)		2,007,665,807

See Accompanying Notes to Financial Statements.

21

Columbia Multi-Advisor International Equity Fund (September 30, 2006) (Unaudited)

Short-Term Obligation – 2.9%

	Par ($)	Value ($)
Repurchase Agreement – 2.9%
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by U.S. Government Agencies with various maturity dates to 02/09/26, market value of $61,320,271 (repurchase proceeds $60,137,048)	60,111,000	60,111,000
Total Short-Term Obligation (cost of $60,111,000)		60,111,000
Total Investments – 98.8% (cost of $1,664,839,536) (c)		2,067,776,807
Other Assets & Liabilities, Net – 1.2%		25,183,107
Net Assets – 100.0%		$2,092,959,914

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities, which are not illiquid, amounted to $56,872,187, which represents 2.7% of net assets.

(c)  Cost for federal income tax purposes is $1,664,839,536.

The Fund was invested in the following countries at
September 30, 2006:

Summary of Securities by Country	Value ($)	% of Total Investments
United Kingdom	418,155,355	20.2%
Switzerland	269,553,204	13.0
France	267,284,147	12.9
Japan	245,866,657	11.9
Germany	115,181,216	5.6
South Korea	99,629,518	4.8
Netherlands	93,441,278	4.5
Hong Kong	64,300,527	3.1
Canada	63,823,469	3.1
Untied States *	60,111,000	2.9
Mexico	52,048,270	2.5
Singapore	43,987,568	2.1
Italy	42,581,100	2.1
Ireland	41,658,022	2.0
Australia	28,454,563	1.4
Spain	27,809,222	1.4
Luxembourg	22,638,424	1.1
Brazil	22,455,487	1.1
China	21,295,044	1.0
Sweden	20,877,837	1.0
Norway	13,385,894	0.7
India	10,861,267	0.5
Austria	10,637,903	0.5
Taiwan	7,161,667	0.4
Bermuda	4,578,168	0.2
	$2,067,776,807	100.0%

* Includes short-term obligation

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements.

22

Investment Portfolio – Columbia Marsico International Opportunities Fund (September 30, 2006) (Unaudited)

Common Stocks – 95.7%

	Shares	Value ($)
Consumer Discretionary – 17.5%
Auto Components – 3.4%
Continental AG	677,692	78,476,612
Auto Components Total		78,476,612
Automobiles – 2.0%
Toyota Motor Corp.	842,100	45,852,182
Automobiles Total		45,852,182
Hotels, Restaurants & Leisure – 1.5%
Shangri-La Asia Ltd.	15,744,665	34,757,892
Hotels, Restaurants & Leisure Total		34,757,892
Household Durables – 0.6%
Gafisa SA (a)	997,812	12,872,477
Household Durables Total		12,872,477
Leisure Equipment & Products – 1.9%
Sega Sammy Holdings, Inc.	1,365,447	43,831,622
Leisure Equipment & Products Total		43,831,622
Media – 0.9%
JC Decaux SA	806,394	21,773,684
Media Total		21,773,684
Specialty Retail – 4.8%
Carphone Warehouse Group PLC	4,151,876	23,843,249
Esprit Holdings Ltd.	5,855,000	53,086,295
Yamada Denki Co., Ltd.	333,300	33,558,362
Specialty Retail Total		110,487,906
Textiles, Apparel & Luxury Goods – 2.4%
LVMH Moet Hennessy Louis Vuitton SA	540,870	55,637,760
Textiles, Apparel & Luxury Goods Total		55,637,760
Consumer Discretionary Total		403,690,135
Consumer Staples – 11.8%
Beverages – 2.9%
Diageo PLC	3,787,971	66,869,843
Beverages Total		66,869,843
Food & Staples Retailing – 4.1%
Seiyu Ltd. (a)	5,241,000	8,733,215
Shoppers Drug Mart Corp.	1,029,269	42,045,558
Tesco PLC	6,362,502	42,851,896
Food & Staples Retailing Total		93,630,669
Food Products – 2.6%
Nestle SA, Registered Shares	174,130	60,683,783
Food Products Total		60,683,783

	Shares	Value ($)
Household Products – 2.2%
Reckitt Benckiser PLC	1,197,452	49,598,531
Household Products Total		49,598,531
Consumer Staples Total		270,782,826
Energy – 3.3%
Energy Equipment & Services – 1.4%
Acergy SA (a)	1,856,314	31,684,381
Energy Equipment & Services Total		31,684,381
Oil, Gas & Consumable Fuels – 1.9%
BP PLC	1,988,338	21,730,804
CNOOC Ltd., ADR	267,253	22,259,502
Oil, Gas & Consumable Fuels Total		43,990,306
Energy Total		75,674,687
Financials – 25.5%
Capital Markets – 7.7%
Macquarie Bank Ltd.	392,311	20,191,870
Man Group Plc	5,548,506	46,478,347
Nomura Holdings, Inc.	740,600	13,014,865
UBS AG, Registered Shares	1,648,104	98,456,917
Capital Markets Total		178,141,999
Commercial Banks – 10.2%
Banca Intesa S.p.A.	5,273,250	34,674,936
DBS Group Holdings Ltd.	4,691,000	56,695,070
Erste Bank der Oesterreichischen Sparkassen AG	353,776	22,005,559
ICICI Bank Ltd., ADR	740,049	22,726,905
Mitsui Trust Holdings, Inc.	2,603,000	29,733,814
Sanpaolo IMI S.p.A.	1,587,517	33,480,113
Uniao de Bancos Brasileiros SA, GDR	473,147	35,012,878
Commercial Banks Total		234,329,275
Consumer Finance – 1.8%
Credit Saison Co., Ltd.	964,300	40,767,819
Consumer Finance Total		40,767,819
Diversified Financial Services – 1.5%
ING Groep NV	774,462	33,984,163
Diversified Financial Services Total		33,984,163
Real Estate Management & Development – 2.5%
CapitaLand Ltd.	7,000,000	22,250,304
Sumitomo Realty & Development Co., Ltd.	1,240,000	36,560,195
Real Estate Management & Development Total		58,810,499

See Accompanying Notes to Financial Statements.

23

Columbia Marsico International Opportunities Fund (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Thrifts & Mortgage Finance – 1.8%
Hypo Real Estate Holding AG	657,361	40,956,996
Thrifts & Mortgage Finance Total		40,956,996
Financials Total		586,990,751
Health Care – 5.2%
Biotechnology – 1.1%
CSL Ltd.	604,115	24,280,807
Biotechnology Total		24,280,807
Pharmaceuticals – 4.1%
Roche Holding AG, Genusschein Shares	549,596	95,077,889
Pharmaceuticals Total		95,077,889
Health Care Total		119,358,696
Industrials – 10.1%
Aerospace & Defense – 3.2%
BAE Systems PLC	9,959,537	73,634,315
Aerospace & Defense Total		73,634,315
Building Products – 0.7%
Daikin Industries Ltd.	553,324	16,432,756
Building Products Total		16,432,756
Electrical Equipment – 1.7%
ABB Ltd.	2,927,552	38,430,958
Electrical Equipment Total		38,430,958
Machinery – 1.9%
Vallourec	185,563	43,136,660
Machinery Total		43,136,660
Road & Rail – 1.0%
Canadian National Railway Co.	544,743	22,846,521
Road & Rail Total		22,846,521
Trading Companies & Distributors – 1.6%
Marubeni Corp.	7,430,000	37,145,514
Trading Companies & Distributors Total		37,145,514
Industrials Total		231,626,724
Information Technology – 7.8%
Communications Equipment – 2.0%
Ericsson (LM) Telefonaktiebolaget-SP, ADR	1,311,155	45,169,290
Communications Equipment Total		45,169,290

	Shares	Value ($)
Electronic Equipment & Instruments – 1.6%
Nippon Electric Glass Co., Ltd.	1,619,000	35,875,932
Electronic Equipment & Instruments Total		35,875,932
Semiconductors & Semiconductor Equipment – 4.2%
Advantest Corp.	261,800	12,927,689
Samsung Electronics Co., Ltd.	98,040	69,041,073
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,613,862	15,493,075
Semiconductors & Semiconductor Equipment Total		97,461,837
Information Technology Total		178,507,059
Materials – 8.6%
Chemicals – 6.4%
Lonza Group AG, Registered Shares	845,655	58,518,574
Syngenta AG	594,677	89,650,959
Chemicals Total		148,169,533
Construction Materials – 2.2%
Cemex SA de CV, ADR, COP	1,672,107	50,296,978
Construction Materials Total		50,296,978
Materials Total		198,466,511
Telecommunication Services – 2.7%
Wireless Telecommunication Services – 2.7%
America Movil SA de CV, ADR, Series L	1,590,726	62,626,882
Wireless Telecommunication Services Total		62,626,882
Telecommunication Services Total		62,626,882
Utilities – 3.2%
Multi-Utilities – 3.2%
Veolia Environnement	1,218,105	73,472,385
Multi-Utilities Total		73,472,385
Utilities Total		73,472,385
Total Common Stocks (Cost of $1,812,633,796)		2,201,196,656

See Accompanying Notes to Financial Statements.

24

Columbia Marsico International Opportunities Fund (September 30, 2006) (Unaudited)

Short-Term Obligation – 3.2%

	Par ($)	Value ($)
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by a U.S. Government Agency maturing on 06/22/07, market value of $74,856,150 (repurchase proceeds $73,419,801)	73,388,000	73,388,000
Total Short-Term Obligation (Cost of $73,388,000)		73,388,000
Total Investments – 98.9% (Cost of $1,886,021,796) (b)		2,274,584,656
Other Assets & Liabilities, Net – 1.1%		24,504,279
Net Assets – 100.0%		$2,299,088,935

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $1,886,021,796.

The Fund was invested in the following countries at
September 30, 2006:

Summary of Securities By Country	Value ($)	% of Total Investments
Switzerland	440,819,080	19.4%
Japan	354,433,965	15.6
United Kingdom	325,006,985	14.3
France	194,020,489	8.5
Germany	119,433,608	5.2
Mexico	112,923,861	5.0
Hong Kong	110,103,689	4.9
Singapore	78,945,374	3.5
Untied States *	73,388,000	3.2
South Korea	69,041,073	3.0
Italy	68,155,049	3.0
Canada	64,892,080	2.8
Brazil	47,885,355	2.1
Sweden	45,169,290	2.0
Australia	44,472,676	1.9
Netherlands	33,984,163	1.5
Luxembourg	31,684,381	1.4
India	22,726,905	1.0
Austria	22,005,559	1.0
Taiwan	15,493,074	0.7
	$2,274,584,656	100.0%

* Includes short-term obligation

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

GDR	Global Depositary Receipt

COP	Certificate of Participation

See Accompanying Notes to Financial Statements.

25

Statements of Assets and Liabilities – International/Global Stock Funds
September 30, 2006 (Unaudited)

	($)	($)	($)	($)
	Global Value Fund	International Value Fund	Multi-Advisor International Equity Fund	International Opportunities Fund
Assets:
Unaffiliated investments, at identified cost	272,239,619	—	1,664,839,536	1,886,021,796
Investment in Master Portfolio, at identified cost	—	3,019,012,229	—	—
Total investments, at identified cost	272,239,619	3,019,012,229	1,664,839,536	1,886,021,796
Unaffiliated investments, at value	356,946,553	—	2,067,776,807	2,274,584,656
Investment in Master Portfolio, at value	—	3,844,258,611	—	—
Total investments, at value	356,946,553	3,844,258,611	2,067,776,807	2,274,584,656
Cash	823	—	31,887	65,122
Foreign currency (cost of $25, $—,$239,668 and $453,430, respectively)	25	—	237,761	449,506
Receivable for:
Investments sold	—	—	13,214,526	20,176,881
Fund shares sold	11,520	1,084,204	14,171,782	4,464,509
Interest	918	—	17,365	21,201
Dividends	461,018	—	3,689,619	3,538,245
Foreign tax reclaim	316,550	—	961,865	970,641
Other assets	—	—	—	20,866
Total assets	357,737,407	3,845,342,815	2,100,101,612	2,304,291,627
Liabilities:
Payable for:
Investments purchased	—	—	1,219,959	2,602,663
Fund shares redeemed	230,461	2,084,092	4,280,519	561,587
Investment advisory fee	260,289	—	1,039,076	1,425,401
Administration fee	40,249	521,334	263,940	379,064
Transfer agent fee	—	271,996	35,060	—
Trustees' fees	36,420	34,574	109,723	41,850
Pricing and bookkeeping fees	8,943	4,588	18,269	16,491
Service and distribution fees	125,429	424,167	14,188	122,761
Custody fee	15,429	—	128,807	49,125
Chief compliance officer expenses	1,349	3,750	3,750	3,750
Other liabilities	61,171	115,848	28,407	—
Total liabilities	779,740	3,460,349	7,141,698	5,202,692
Net Assets	356,957,667	3,841,882,466	2,092,959,914	2,299,088,935
Net Assets consist of
Paid-in capital	259,988,978	2,728,674,128	1,618,261,982	1,856,461,217
Undistributed net investment income	3,007,041	44,681,722	19,015,714	10,155,618
Accumulated net realized gain	9,256,245	243,280,234	52,753,103	43,909,035
Unrealized appreciation (depreciation) on:
Investments	84,706,934	825,246,382	402,937,271	388,562,860
Foreign currency translations	(1,531)	—	(8,156)	205
Net Assets	356,957,667	3,841,882,466	2,092,959,914	2,299,088,935

See Accompanying Notes to Financial Statements.

26

Statements of Assets and Liabilities – International/Global Stock Funds
September 30, 2006 (Unaudited) (continued)

	Global Value Fund	International Value Fund	Multi-Advisor International Equity Fund	International Opportunities Fund
Class A
Net assets	$116,936,424	$1,042,746,751	$39,525,646	$245,738,730
Shares outstanding	9,114,233	42,333,360	2,436,748	17,569,961
Net asset value per share (a)(b)	$12.83	$24.63	$16.22	$13.99
Maximum sales charge	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (c)	$13.61	$26.13	$17.21	$14.84
Class B
Net assets	$31,561,843	$107,822,939	$4,562,643	$33,569,093
Shares outstanding	2,521,277	4,476,927	302,960	2,498,488
Net asset value and offering price per share (a)(b)	$12.52	$24.08	$15.06	$13.44
Class C
Net assets	$94,072,142	$164,456,460	$3,232,795	$65,959,584
Shares outstanding	7,513,055	6,835,666	216,841	4,907,967
Net asset value and offering price per share (a)(b)	$12.52	$24.06	$14.91	$13.44
Class R
Net assets	—	—	$10,884	$10,637
Shares outstanding	—	—	671	761
Net asset value and offering price per share (b)	—	—	$16.21	$13.97
Class Z
Net assets	$114,387,258	$2,526,856,316	$2,045,627,946	$1,953,810,891
Shares outstanding	8,846,035	101,966,189	124,767,410	137,834,974
Net asset value and offering price per share (b)	$12.93	$24.78	$16.40	$14.18

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

(b)  Redemption price per share is equal to net asset value less any applicable redemption fees.

(c)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

27

Statements of Operations – International/Global Stock Funds
For the Six Months Ended September 30, 2006 (Unaudited)

	($)	($)	($)	($)
	Global Value Fund	International Value Fund	Multi-Advisor International Equity Fund	International Opportunities Fund
Net Investment Income
Income
Dividends	6,307,672	—	31,004,390	22,269,081
Interest	71,550	—	1,636,160	1,845,471
Foreign taxes withheld	(418,932)	—	(2,243,318)	(1,809,804)
Allocated from Master Portfolio:
Dividends	—	78,733,078	—	—
Interest	—	1,332,838	—	—
Foreign taxes withheld	—	(11,986,797)	—	—
Total income	5,960,290	68,079,119	30,397,232	22,304,748
Expenses
Expenses allocated from Master Portfolio	—	15,274,038	—	—
Investment advisory fee	1,573,229	—	6,135,605	8,354,241
Administration fee	242,853	3,207,932	1,583,411	2,218,320
Distribution fee:
Class B	116,145	413,822	17,723	118,013
Class C	340,280	617,615	12,242	214,885
Class R	—	—	27	26
Service fee:
Class A	145,181	1,262,454	48,921	244,053
Class B	38,715	137,941	5,908	39,338
Class C	113,427	205,871	4,081	71,628
Transfer agent fee	113,683	667,027	71,071	195,555
Trustees' fees	7,915	1,504	7,915	7,915
Pricing and bookkeeping fees	58,178	28,096	87,417	84,257
Custody fee	33,560	980	400,379	278,039
Chief compliance officer expenses (Note 4)	2,740	7,500	7,500	7,500
Non-recurring costs (Note 9)	—	37,254	19,175	—
Other expenses	115,248	209,730	122,974	130,172
Total Operating Expenses	2,901,154	22,071,764	8,524,349	11,963,942
Interest expense	6,095	—	1,222	11,932
Total Expenses	2,907,249	22,071,764	8,525,571	11,975,874
Fees waived by Transfer Agent	(18,300)	—	—	—
Non-recurring costs assumed by Bank of America Corporation (Note 9)	—	(37,254)	(19,175)	—
Custody earnings credit	(36)	—	(91,089)	(14,917)
Net Expenses	2,888,913	22,034,510	8,415,307	11,960,957
Net Investment Income	3,071,377	46,044,609	21,981,925	10,343,791

See Accompanying Notes to Financial Statements.

28

Statements of Operations – International/Global Stock Funds
For the Six Months Ended September 30, 2006 (Unaudited) (continued)

	($)	($)	($)	($)
	Global Value Fund	International Value Fund	Multi-Advisor International Equity Fund	International Opportunities Fund
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Unaffiliated investments	9,262,022	—	62,776,316	52,529,837
Foreign currency transactions	11,045	—	(307,992)	(448,739)
Allocated from Master Portfolio:
Investments	—	243,910,149	—	—
Foreign currency transactions	—	(47,806)	—	—
Net realized gain (loss)	9,273,067	243,862,343	62,468,324	52,081,098
Net change in unrealized appreciation (depreciation) on:
Investments	18,764,474	—	(11,371,115)	(40,904,626)
Foreign currency translations	7,627	—	3,394	(684)
Allocated from Master Portfolio:
Investments	—	(101,785,023)	—	—
Net change in unrealized appreciation (depreciation)	18,772,101	(101,785,023)	(11,367,721)	(40,905,310)
Net Gain	28,045,168	142,077,320	51,100,603	11,175,788
Net Increase Resulting From Operations	31,116,545	188,121,929	73,082,528	21,519,579

See Accompanying Notes to Financial Statements.

29

Statements of Changes in Net Assets – International/Global Stock Funds

Increase (Decrease) in Net Assets	Global Value Fund		International Value Fund
	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)($)	(Unaudited) Six Months Ended September 30, 2006 ($)		Year Ended March 31, 2006 (a) ($)
Operations
Net investment income	3,071,377	4,412,062	46,044,609		55,948,248
Net realized gain (loss) on investments and foreign currency transactions	9,273,067	45,763,032	243,862,343	(c)	419,727,139 (c)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	18,772,101	8,211,557	(101,785,023	)(c)	325,598,798 (c)
Net increase resulting from operations	31,116,545	58,386,651	188,121,929		801,274,185
Distributions Declared to Shareholders
From net investment income:
Class A	—	(1,607,238)	—		(13,554,265)
Class B	—	(193,527)	—		(849,180)
Class C	—	(566,207)	—		(1,241,566)
Class Z	(26,683)	(1,889,769)	—		(41,987,784)
From net realized gains:
Class A	(8,227,347)	(10,816,648)	(59,238,208)		(80,743,259)
Class B	(2,216,155)	(2,930,464)	(6,672,274)		(9,872,590)
Class C	(6,529,541)	(8,527,095)	(9,897,754)		(14,428,275)
Class R	—	—	—		—
Class Z	(8,043,271)	(11,034,915)	(150,841,693)		(219,470,441)
Total Distributions Declared to Shareholders	(25,042,997)	(37,565,863)	(226,649,929)		(382,147,360)
Net Capital Share Transactions	(10,921,652)	(53,212,638)	897,490		(298,375,693)
Redemption Fees	59	6,409	11,342		26,466
Net increase (decrease) in net assets	(4,848,045)	(32,385,441)	(37,619,168)		120,777,598
Net Assets
Beginning of period	361,805,712	394,191,153	3,879,501,634		3,758,724,036
End of period	356,957,667	361,805,712	3,841,882,466		3,879,501,634
Undistributed (overdistributed) net investment income, at end of period	3,007,041	(37,653)	44,681,722		(1,362,887)

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A Shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

(b) Class R shares commenced operations on January 23, 2006.

(c) Allocated from the Columbia International Value Master Portfolio.

See Accompanying Notes to Financial Statements.

30

Increase (Decrease) in Net Assets	Multi-Advisor International Equity Fund		International Opportunities Fund
	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)(b)($)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 (a)(b)($)
Operations
Net investment income	21,981,925	24,979,674	10,343,791	14,343,377
Net realized gain (loss) on investments and foreign currency transactions	62,468,324	100,155,277	52,081,098	105,171,566
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(11,367,721)	245,698,943	(40,905,310)	334,148,519
Net increase resulting from operations	73,082,528	370,833,894	21,519,579	453,663,462
Distributions Declared to Shareholders
From net investment income:
Class A	(36,034)	(659,146)	—	(673,266)
Class B	—	(54,487)	—	(25,905)
Class C	—	(37,728)	—	(35,514)
Class Z	(5,889,439)	(31,480,778)	—	(13,730,080)
From net realized gains:
Class A	(1,652,037)	(117,095)	(9,919,924)	(2,342,643)
Class B	(214,909)	(15,697)	(1,706,368)	(733,735)
Class C	(148,081)	(10,870)	(3,106,579)	(905,216)
Class R	(441)	—	(533)	—
Class Z	(79,104,824)	(4,959,178)	(92,215,620)	(44,042,015)
Total Distributions Declared to Shareholders	(87,045,765)	(37,334,979)	(106,949,024)	(62,488,374)
Net Capital Share Transactions	217,732,414	314,805,596	414,414,081	497,956,843
Redemption Fees	23,619	85,589	66,301	74,419
Net increase (decrease) in net assets	203,792,796	648,390,100	329,050,937	889,206,350
Net Assets
Beginning of period	1,889,167,118	1,240,777,018	1,970,037,998	1,080,831,648
End of period	2,092,959,914	1,889,167,118	2,299,088,935	1,970,037,998
Undistributed (overdistributed) net investment income, at end of period	19,015,714	2,959,262	10,155,618	(188,173)

See Accompanying Notes to Financial Statements.

31

Statements of Changes in Net Assets – Capital Stock Activity

	Global Value Fund
	(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	315,187	3,664,910	782,321	9,365,169
Distributions reinvested	460,750	5,206,477	627,069	7,394,243
Redemptions	(1,121,727)	(13,805,291)	(2,525,651)	(30,787,226)
Net increase (decrease)	(345,790)	(4,933,904)	(1,116,261)	(14,027,814)
Class B
Subscriptions	41,071	454,749	52,030	603,742
Distributions reinvested	149,631	1,653,419	201,980	2,335,797
Redemptions	(294,842)	(3,591,181)	(543,340)	(6,518,689)
Net decrease	(104,140)	(1,483,013)	(289,330)	(3,579,150)
Class C
Subscriptions	185,721	2,054,945	251,550	2,917,979
Distributions reinvested	379,734	4,196,060	507,965	5,878,873
Redemptions	(513,185)	(6,202,534)	(1,692,295)	(20,303,890)
Net increase (decrease)	52,270	48,471	(932,780)	(11,507,038)
Class Z
Subscriptions	75,142	964,205	99,864	1,249,681
Distributions reinvested	149,165	1,697,495	215,318	2,549,447
Redemptions	(579,671)	(7,214,906)	(2,267,347)	(27,897,764)
Net decrease	(355,364)	(4,553,206)	(1,952,165)	(24,098,636)

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

32

	International Value Fund
	(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	4,266,669	104,324,198	6,416,451	145,804,563
Distributions reinvested	2,172,071	48,676,125	3,450,611	76,113,968
Redemptions	(4,562,743)	(112,454,950)	(10,002,540)	(227,527,415)
Net increase (decrease)	1,875,997	40,545,373	(135,478)	(5,608,884)
Class B
Subscriptions	37,940	840,068	63,568	1,389,435
Distributions reinvested	247,993	5,445,926	400,209	8,662,512
Redemptions	(492,165)	(11,692,307)	(844,568)	(18,933,756)
Net decrease	(206,232)	(5,406,313)	(380,791)	(8,881,809)
Class C
Subscriptions	147,043	3,271,651	296,520	6,485,987
Distributions reinvested	305,519	6,703,083	484,198	10,468,868
Redemptions	(502,731)	(12,060,005)	(1,301,945)	(29,006,055)
Net increase (decrease)	(50,169)	(2,085,271)	(521,227)	(12,051,200)
Class Z
Subscriptions	1,037,887	25,515,424	1,454,440	33,673,200
Distributions reinvested	3,388,300	76,338,410	5,611,054	124,261,806
Redemptions	(5,523,730)	(134,010,133)	(18,953,240)	(429,768,806)
Net decrease	(1,097,543)	(32,156,299)	(11,887,746)	(271,833,800)

See Accompanying Notes to Financial Statements.

33

Statements of Changes in Net Assets – Capital Stock Activity

	Multi-Advisor International Equity Fund
	(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	126,600	2,028,762	828,166	11,591,725
Distributions reinvested	92,398	1,356,408	40,034	598,503
Redemptions	(181,823)	(2,895,442)	(613,569)	(8,708,059)
Net increase	37,175	489,728	254,631	3,482,169
Class B
Subscriptions	47,147	734,603	50,551	654,567
Distributions reinvested	13,382	182,801	4,221	59,058
Redemptions	(65,357)	(968,354)	(548,793)	(7,322,140)
Net increase (decrease)	(4,828)	(50,950)	(494,021)	(6,608,515)
Class C
Subscriptions	25,170	365,759	46,051	597,349
Distributions reinvested	5,606	75,790	1,695	23,496
Redemptions	(29,985)	(437,546)	(39,653)	(544,148)
Net increase	791	4,003	8,093	76,697
Class R
Subscriptions	—	—	641	10,000
Distributions reinvested	30	441	—	—
Redemptions	—	—	—	—
Net increase	30	441	641	10,000
Class Z
Subscriptions	15,835,699	256,446,568	29,576,179	428,179,217
Distributions reinvested	2,608,581	38,685,258	945,004	14,279,007
Redemptions	(4,781,830)	(77,842,634)	(8,652,086)	(124,612,979)
Net increase	13,662,450	217,289,192	21,869,097	317,845,245

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

(b) Class R shares commenced operations on January 23, 2006.

See Accompanying Notes to Financial Statements.

34

	International Opportunities Fund
	(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	8,166,405	115,241,154	6,971,318	91,121,119
Distributions reinvested	675,116	8,486,216	210,420	2,347,543
Redemptions	(1,498,259)	(20,832,381)	(1,582,402)	(19,131,947)
Net increase	7,343,262	102,894,989	5,599,336	74,336,715
Class B
Subscriptions	592,227	8,169,020	819,860	10,178,988
Distributions reinvested	114,269	1,382,653	58,866	608,666
Redemptions	(245,769)	(3,259,975)	(344,914)	(4,019,311)
Net increase (decrease)	460,727	6,291,698	533,812	6,768,343
Class C
Subscriptions	1,760,402	24,263,804	1,866,439	23,534,616
Distributions reinvested	163,203	1,974,754	53,792	556,701
Redemptions	(285,543)	(3,757,356)	(417,286)	(4,986,807)
Net increase	1,638,062	22,481,202	1,502,945	19,104,510
Class R
Subscriptions	—	—	719	10,000
Distributions reinvested	42	533	—	—
Redemptions	—	—	—	—
Net increase	42	533	719	10,000
Class Z
Subscriptions	24,908,769	350,495,138	49,626,607	620,212,978
Distributions reinvested	1,535,125	19,526,787	982,103	10,995,097
Redemptions	(6,226,092)	(87,276,266)	(19,053,206)	(233,470,800)
Net increase	20,217,802	282,745,659	31,555,504	397,737,275

See Accompanying Notes to Financial Statements.

35

Financial Highlights – Columbia Global Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,							Period Ended March 31,
Class A Shares	2006		2006 (a)		2005		2004		2003	2002 (b)
Net Asset Value, Beginning of Period	$12.64		$11.98		$12.04		$7.18		$10.47	$10.00
Income From Investment Operations:
Net investment income (c)	0.12		0.16		0.11		0.05		0.05	0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.97		1.76		0.85		4.96		(3.15)	0.45
Total from Investment Operations	1.09		1.92		0.96		5.01		(3.10)	0.49
Less Distributions Declared to Shareholders:
From net investment income	—		(0.17)		(0.11)		(0.04)		(0.03)	—	(d)
From net realized gains	(0.90)		(1.09)		(0.91)		(0.11)		(0.16)	(0.02)
Total Distributions Declared to Shareholders	(0.90)		(1.26)		(1.02)		(0.15)		(0.19)	(0.02)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	—
Net Asset Value, End of Period	$12.83		$12.64		$11.98		$12.04		$7.18	$10.47
Total return (e)	9.63	%(f)(g)	16.97%		8.64%		70.00%		(29.98)%	4.92	%(f)(g)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	1.47	%(h)(i)	1.45	%(h)	1.52	%(h)	1.55	%(h)	1.65%	1.65	%(h)(i)
Interest expense	—	%(i)(j)	—	%(j)	—		—		—	—
Expenses	1.47	%(h)(i)	1.45	%(h)	1.52	%(h)	1.55	%(h)	1.65%	1.65	%(h)(i)
Net investment income	1.93	%(i)	1.32%		0.94%		0.44%		0.62%	0.41	%(i)
Waiver/reimbursement	0.01	%(i)	—		—		—		—	0.23	%(i)
Portfolio turnover rate	7	%(g)	16%		18%		28%		15%	19	%(g)
Net assets, end of period (in thousands)	$116,936		$119,611		$126,679		$127,609		$47,111	$26,172

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  The Fund's Class A shares commenced operations on April 16, 2001.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

36

Financial Highlights – Columbia Global Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,							Period Ended March 31,
Class B Shares	2006		2006 (a)		2005		2004		2003	2002 (b)
Net Asset Value, Beginning of Period	$12.40		$11.78		$11.86		$7.11		$10.40	$10.00
Income From Investment Operations:
Net investment income (loss)(c)	0.07		0.07		0.02		(0.03)		(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.95		1.71		0.84		4.89		(3.12)	0.45
Total from Investment Operations	1.02		1.78		0.86		4.86		(3.13)	0.42
Less Distributions Declared to Shareholders:
From net investment income	—		(0.07)		(0.03)		—		—	—
From net realized gains	(0.90)		(1.09)		(0.91)		(0.11)		(0.16)	(0.02)
Total Distributions Declared to Shareholders	(0.90)		(1.16)		(0.94)		(0.11)		(0.16)	(0.02)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—		—	(c)(d)	—	—
Net Asset Value, End of Period	$12.52		$12.40		$11.78		$11.86		$7.11	$10.40
Total return (e)	9.23	%(f)(g)	16.08%		7.85%		68.56%		(30.41)%	4.18	%(f)(g)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	2.22	%(h)(i)	2.20	%(h)	2.27	%(h)	2.30	%(h)	2.40%	2.40	%(h)(i)
Interest expense	—	%(i)(j)	—	%(j)	—		—		—	—
Expenses	2.22	%(h)(i)	2.20	%(h)	2.27	%(h)	2.30	%(h)	2.40%	2.40	%(h)(i)
Net investment income	1.19	%(i)	0.58%		0.19%		(0.31)%		(0.13)%	(0.34	)%(i)
Waiver/reimbursement	0.01	%(i)	—		—		—		—	0.23	%(i)
Portfolio turnover rate	7	%(g)	16%		18%		28%		15%	19	%(g)
Net assets, end of period (in thousands)	$31,562		$32,564		$34,324		$35,343		$15,310	$11,804

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  The Fund's Class B shares commenced operations on April 16, 2001.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

37

Financial Highlights – Columbia Global Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended August 31,							Period Ended March 31,
Class C Shares	2006		2006 (a)		2005		2004		2003	2002 (b)
Net Asset Value, Beginning of Period	$12.41		$11.78		$11.86		$7.11		$10.40	$10.00
Income From Investment Operations:
Net investment income (loss)(c)	0.07		0.07		0.02		(0.03)		(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.94		1.72		0.84		4.89		(3.12)	0.45
Total from Investment Operations	1.01		1.79		0.86		4.86		(3.13)	0.42
Less Distributions Declared to Shareholders:
From net investment income	—		(0.07)		(0.03)		—		—	—
From net realized gains	(0.90)		(1.09)		(0.91)		(0.11)		(0.16)	(0.02)
Total Distributions Declared to Shareholders	(0.90)		(1.16)		(0.94)		(0.11)		(0.16)	(0.02)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—		—	(c)(d)	—	—
Net Asset Value, End of Period	$12.52		$12.41		$11.78		$11.86		$7.11	$10.40
Total return (e)	9.14	%(f)(g)	16.16%		7.84%		68.56%		(30.41)%	4.18	%(f)(g)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	2.22	%(h)(i)	2.20	%(h)	2.27	%(h)	2.30	%(h)	2.40%	2.40	%(h)(i)
Expense	—	%(i)(j)	—	%(j)	—		—		—	—
Total expenses	2.22	%(h)(i)	2.20	%(h)	2.27	%(h)	2.30	%(h)	2.40%	2.40	%(h)(i)
Net investment income	1.17	%(i)	0.58%		0.19%		(0.31)%		(0.13)%	(0.34	)%(i)
Waiver/reimbursement	0.01	%(i)	—		—		—		—	0.23	%(i)
Portfolio turnover rate	7	%(g)	16%		18%		28%		15%	19	%(g)
Net assets, end of period (in thousands)	$94,072		$92,558		$98,850		$101,025		$44,758	$30,914

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  The Fund's Class C shares commenced operations on April 16, 2001.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

38

Financial Highlights – Columbia Global Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended August 31,							Period Ended March 31,
Class Z Shares	2006		2006 (a)		2005		2004		2003	2002 (b)
Net Asset Value, Beginning of Period	$12.72		$12.04		$12.10		$7.21		$10.50	$10.00
Income From Investment Operations:
Net investment income (c)	0.14		0.20		0.14		0.07		0.07	0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.98		1.77		0.85		4.99		(3.16)	0.47
Total from Investment Operations	1.12		1.97		0.99		5.06		(3.09)	0.53
Less Distributions Declared to Shareholders:
From net investment income	(0.01)		(0.20)		(0.14)		(0.06)		(0.04)	(0.01)
From net realized gains	(0.90)		(1.09)		(0.91)		(0.11)		(0.16)	(0.02)
Total Distributions Declared to Shareholders	(0.91)		(1.29)		(1.05)		(0.17)		(0.20)	(0.03)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	—
Net Asset Value, End of Period	$12.93		$12.72		$12.04		$12.10		$7.21	$10.50
Total return (e)	9.76	%(f)(g)	17.34%		8.84%		70.38%		(29.77)%	5.24	%(f)(g)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	1.22	%(h)(i)	1.20	%(h)	1.27	%(h)	1.30	%(h)	1.40%	1.40	%(h)(i)
Interest expense	—	%(i)(j)	—	%(j)	—		—		—	—
Expenses	1.22	%(h)(i)	1.20	%(h)	1.27	%(h)	1.30	%(h)	1.40%	1.40	%(h)(i)
Net investment income	2.21	%(i)	1.60%		1.19%		0.69%		0.87%	0.66	%(i)
Waiver/reimbursement	0.01	%(i)	—		—		—		—	0.23	%(i)
Portfolio turnover rate	7	%(g)	16%		18%		28%		15%	19	%(g)
Net assets, end of period (in thousands)	$114,387		$117,072		$134,337		$144,242		$57,373	$49,246

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  The Fund's Class Z shares commenced operations on April 16, 2001.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

39

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares (a)	2006		2006 (b)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$24.97		$22.34		$20.64		$11.62		$16.61	$17.26
Income From Investment Operations:
Net investment income (c)	0.28		0.31		0.23		0.15		0.15	0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.87		4.73		2.51		9.04		(4.92)	(0.29)
Total from Investment Operations	1.15		5.04		2.74		9.19		(4.77)	(0.11)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.35)		(0.25)		(0.17)		(0.13)	(0.18)
From net realized gains	(1.49)		(2.06)		(0.79)		—		(0.09)	(0.36)
Total Distributions Declared to Shareholders	(1.49)		(2.41)		(1.04)		(0.17)		(0.22)	(0.54)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	—
Net Asset Value, End of Period	$24.63		$24.97		$22.34		$20.64		$11.62	$16.61
Total return (e)	5.19	%(f)	24.28%		13.38%		79.17%		(28.97)%	(0.46)%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	1.27	%(g)	1.27%		1.33%		1.36%		1.42%	1.44%
Interest expense	—		—	%(h)	—		—		—	—
Expenses	1.27	%(g)	1.27%		1.33%		1.36%		1.42%	1.44%
Net investment income	2.54	%(g)	1.38%		1.10%		0.89%		0.91%	1.11%
Waiver/reimbursement	—	%(g)(h)(i)	0.06	%(i)	0.07	%(i)	0.09	%(i)	0.06%	0.04%
Net assets, end of period (000's)	$1,042,747		$1,010,361		$906,848		$792,857		$482,196	$798,587

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Amount represents less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, —%, 0.04% and 0.06% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

40

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares (a)	2006		2006 (b)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$24.54		$22.00		$20.35		$11.47		$16.39	$17.07
Income From Investment Operations:
Net investment income (c)	0.19		0.15		0.08		0.02		0.03	0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.84		4.63		2.45		8.91		(4.84)	(0.30)
Total from Investment Operations	1.03		4.78		2.53		8.93		(4.81)	(0.23)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.18)		(0.09)		(0.05)		(0.02)	(0.09)
From net realized gains	(1.49)		(2.06)		(0.79)		—		(0.09)	(0.36)
Total Distributions Declared to Shareholders	(1.49)		(2.24)		(0.88)		(0.05)		(0.11)	(0.45)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	—
Net Asset Value, End of Period	$24.08		$24.54		$22.00		$20.35		$11.47	$16.39
Total return (e)	4.77	%(f)	23.36%		12.54%		77.89%		(29.54)%	(1.16)%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	2.02	%(g)	2.02%		2.08%		2.11%		2.17%	2.19%
Interest expense	—		—	%(h)	—		—		—	—
Expenses	2.02	%(g)	2.02%		2.08%		2.11%		2.17%	2.19%
Net investment income (loss)	1.58	%(g)	0.67%		0.35%		0.14%		0.16%	0.36%
Waiver/reimbursement	—	%(g)(h)(i)	0.06	%(i)	0.07	%(i)	0.09	%(i)	0.06%	0.04%
Net assets, end of period (000's)	$107,823		$114,932		$111,402		$112,798		$73,283	$116,374

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Amount represents less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, —%, 0.04% and 0.06% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

41

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares (a)	2006		2006 (b)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$24.52		$21.98		$20.33		$11.46		$16.39	$17.07
Income From Investment Operations:
Net investment income (c)	0.19		0.15		0.08		0.02		0.02	0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.84		4.63		2.45		8.90		(4.82)	(0.27)
Total from Investment Operations	1.03		4.78		2.53		8.92		(4.80)	(0.23)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.18)		(0.09)		(0.05)		(0.04)	(0.09)
From net realized gains	(1.49)		(2.06)		(0.79)		—		(0.09)	(0.36)
Total Distributions Declared to Shareholders	(1.49)		(2.24)		(0.88)		(0.05)		(0.13)	(0.45)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	—
Net Asset Value, End of Period	$24.06		$24.52		$21.98		$20.33		$11.46	$16.39
Total return (e)	4.78	%(f)	23.38%		12.54%		77.85%		(29.52)%	(1.16)%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	2.02	%(g)	2.02%		2.08%		2.11%		2.17%	2.19%
Interest expense	—		—	%(h)	—		—		—	—
Expenses	2.02	%(g)	2.02%		2.08%		2.11%		2.17%	2.19%
Net investment income	1.58	%(g)	0.67%		0.35%		0.14%		0.16%	0.36%
Waiver/reimbursement	—	%(g)(h)(i)	0.06	%(i)	0.07	%(i)	0.09	%(i)	0.06%	0.04%
Net assets, end of period (000's)	$164,456		$168,819		$162,797		$170,702		$113,594	$149,979

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Amount represents less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, —%, 0.04% and 0.06% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

42

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended August 31,
Class Z Shares (a)	2006		2006 (b)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$25.09		$22.42		$20.71		$11.65		$16.67	$17.30
Income From Investment Operations:
Net investment income (c)	0.32		0.38		0.29		0.19		0.16	0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.86		4.75		2.51		9.07		(4.92)	(0.29)
Total from Investment Operations	1.18		5.13		2.80		9.26		(4.76)	(0.07)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.40)		(0.30)		(0.20)		(0.17)	(0.20)
From net realized gains	(1.49)		(2.06)		(0.79)		—		(0.09)	(0.36)
Total Distributions Declared to Shareholders	(1.49)		(2.46)		(1.09)		(0.20)		(0.26)	(0.56)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	—
Net Asset Value, End of Period	$24.78		$25.09		$22.42		$20.71		$11.65	$16.67
Total return (e)	5.29	%(f)	24.66%		13.63%		79.67%		(28.81)%	(0.18)%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	1.02	%(g)	1.02%		1.08%		1.11%		1.17%	1.19%
Interest expense	—		—	%(h)	—		—		—	—
Expenses	1.02	%(g)	1.02%		1.08%		1.11%		1.17%	1.19%
Net investment income	2.57	%(g)	1.69%		1.35%		1.14%		1.16%	1.36%
Waiver/reimbursement	—	%(g)(h)(i)	0.06	%(i)	0.07	%(i)	0.09	%(i)	0.06%	0.04%
Net assets, end of period (000's)	$2,526,856		$2,585,390		$2,577,677		$2,488,701		$1,614,750	$2,059,558

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Amount represents less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, —%, 0.04% and 0.06% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

See Accompanying Notes to Financial Statements.

43

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2006		2006 (a)		2005		2004		2003 (b)		2002 (b)
Net Asset Value, Beginning of Period	$16.39		$13.30		$12.00		$7.93		$10.30		$10.95
Income From Investment Operations:
Net investment income (c)	0.16		0.21		0.13		0.08		0.08		0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.37		3.20		1.18		4.09		(2.47)		(0.71)
Total from Investment Operations	0.53		3.41		1.31		4.17		(2.39)		(0.65)
Less Distributions Declared to Shareholders:
From net investment income	(0.01)		(0.27)		(0.01)		(0.10)		(0.04)		—
From net realized gains	(0.69)		(0.05)		—		—		—		—
Total Distributions Declared to Shareholders	(0.70)		(0.32)		(0.01)		(0.10)		(0.04)		—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	0.06		—
Net Asset Value, End of Period	$16.22		$16.39		$13.30		$12.00		$7.93		$10.30
Total return (e)	3.70	%(f)	25.86%		10.88%		52.71%		(22.71)%		(5.94)%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	1.10	%(g)(h)	1.14	%(m)	1.26	%(g)	1.37	%(g)(j)	1.43%		1.41%
Interest expense	—	%(h)(k)	—		—	%(k)	—	%(k)	—		—
Expenses	1.10	%(g)(h)	1.14	%(m)	1.26	%(g)	1.37	%(g)(j)	1.43%		1.41%
Net investment income	2.02	%(h)	1.43%		1.01%		0.74%		0.85%		0.63%
Waiver/reimbursement	—	%(h)(i)(k)	0.08	%(i)	0.12	%(i)	0.03	%(i)	—		—
Portfolio turnover rate	37	%(f)	74%		153%		86%		100	%(l)	85	%(l)
Net assets, end of period (000's)	$39,526		$39,330		$28,527		$27,396		$18,870		$30,067

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Equity Master Portfolio.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Amount represents less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, —%, 0.09% and 0.01% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(j)  The reimbursement from Investment Adviser had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

(l)  Rate represents the International Equity Master Portfolio.

(m)  The benefits derived from custody credits had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

44

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2006		2006 (a)		2005		2004		2003 (b)		2002 (b)
Net Asset Value, Beginning of Period	$15.31		$12.44		$11.30		$7.50		$9.87		$10.56
Income From Investment Operations:
Net investment income (loss) (c)	0.09		0.16		0.03		—	(d)	0.02		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		2.92		1.11		3.85		(2.38)		(0.68)
Total from Investment Operations	0.44		3.08		1.14		3.85		(2.36)		(0.69)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.16)		—		(0.05)		(0.01)		—
From net realized gains	(0.69)		(0.05)		—		—				—
Total Distributions Declared to Shareholders	(0.69)		(0.21)		—		(0.05)		(0.01)		—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—
Net Asset Value, End of Period	$15.06		$15.31		$12.44		$11.30		$7.50		$9.87
Total return (e)	3.32	%(f)	24.96%		10.09%		51.39%		(23.96)%		(6.53)%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	1.85	%(g)(h)	1.89	%(m)	2.01	%(g)	2.12	%(g)(i)	2.18%		2.16%
Interest expense	—	%(h)(j)	—		—	%(j)	—	%(j)	—		—
Expenses	1.85	%(g)(h)	1.89	%(m)	2.01	%(g)	2.12	%(g)(i)	2.18%		2.16%
Net investment income (loss)	1.27	%(h)	1.19%		0.26%		(0.01)%		0.10%		(0.12)%
Waiver/reimbursement	—	%(h)(j)(k)	0.08	%(k)	0.12	%(k)	0.03	%(k)	—		—
Portfolio turnover rate	37	%(f)	74%		153%		86%		100	%(l)	85	%(l)
Net assets, end of period (000's)	$4,563		$4,712		$9,976		$9,956		$7,068		$14,408

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Equity Master Portfolio.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Amount represents less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  The reimbursement from Investment Adviser had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, —%, 0.09% and 0.01% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(l)  Rate represents the International Equity Master Portfolio.

(m)  The benefits derived from custody credits had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

45

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2006		2006 (a)		2005		2004		2003 (b)		2002 (b)
Net Asset Value, Beginning of Period	$15.16		$12.32		$11.20		$7.43		$9.63		$10.30
Income From Investment Operations:
Net investment income (loss) (c)	0.09		0.09		0.03		—	(d)	0.01		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		2.96		1.09		3.82		(2.33)		(0.66)
Total from Investment Operations	0.44		3.05		1.12		3.82		(2.32)		(0.67)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.16)		—		(0.05)		(0.01)		—
From net realized gains	(0.69)		(0.05)		—		—		—		—
Total Distributions Declared to Shareholders	(0.69)		(0.21)		—		(0.05)		(0.01)		—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	0.13		—
Net Asset Value, End of Period	$14.91		$15.16		$12.32		$11.20		$7.43		$9.63
Total return (e)	3.35	%(f)	24.96%		10.00%		51.43%		(22.78)%		(6.50)%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	1.85	%(g)(h)	1.89	%(m)	2.01	%(g)	2.12	%(g)(i)	2.18%		2.16%
Interest expense	—	%(h)(j)	—		—	%(j)	—	%(j)	—		—
Expenses	1.85	%(g)(h)	1.89	%(m)	2.01	%(g)	2.12	%(g)(i)	2.18%		2.16%
Net investment income (loss)	1.29	%(g)(h)	0.70%		0.26%		(0.01)%		0.10%		(0.12)%
Waiver/reimbursement	—	%(h)(j)(k)	0.08	%(k)	0.12	%(k)	0.03	%(k)	—		—
Portfolio turnover rate	37	%(f)	74%		153%		86%		100	%(l)	85	%(l)
Net assets, end of period (000's)	$3,233		$3,276		$2,563		$1,867		$1,249		$1,245

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Equity Master Portfolio.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Amount represents less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  The reimbursement from Investment Adviser had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, —%, 0.09% and 0.01% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(l)  Rate represents the International Equity Master Portfolio.

(m)  The benefits derived from custody credits had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

46

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected date for a share outstanding throughout each period as follows:

Class R Shares	(Unaudited) Six Months Ended September 30, 2006		Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$16.38		$15.44
Income From Investment Operations:
Net investment income (b)	0.14		0.03
Net realized and unrealized gain on investments and foreign currency	0.38		0.91
Total from investment operations	0.52		0.94
Less Distributions Declared to Shareholders:
From net investment income	—		—
From net realized gains	(0.69)		—
Total distributions	(0.69)		—
Redemption Fees:
Redemption fees added to paid-in-capital (b)(c)	—		—
Net Asset Value, End of Period	$16.21		$16.38
Total return (d)	3.60	%(e)	6.09	%(e)
Ratios to Average Net Assets/Supplemental data:
Operating expenses (h)	1.35	%(f)	1.39	%(g)
Interest expenses (h)	—	%(i)	—
Expenses (h)	1.35	%(f)	1.39	%(g)
Net investment income (h)	1.78%		0.85%
Waiver/reimbursement (h)(j)	—	%(i)	0.08%
Portfolio turnover rate	37	%(e)	74	%(e)
Net assets, end of period (in thousands)	$11		$11

(a)  Class R shares commenced operations on January 23, 2006.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  The benefits derived from custody credits had an impact of 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —% and —% for the periods ended September 30, 2006 and March 31, 2006, respectively.

See Accompanying Notes to Financial Statements.

47

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended August 31,
Class Z Shares	2006		2006 (a)		2005		2004		2003 (b)		2002 (b)
Net Asset Value, Beginning of Period	$16.58		$13.44		$12.13		$8.01		$10.49		$11.12
Income From Investment Operations:
Net investment income (c)	0.18		0.24		0.16		0.13		0.10		0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		3.25		1.19		4.11		(2.53)		(0.72)
Total from Investment Operations	0.56		3.49		1.35		4.24		(2.43)		(0.63)
Less Distributions Declared to Shareholders:
From net investment income	(0.05)		(0.30)		(0.04)		(0.12)		(0.05)		—	(d)
From net realized gains	(0.69)		(0.05)		—		—		—		—
Total Distributions Declared to Shareholders	(0.74)		(0.35)		(0.04)		(0.12)		(0.05)		—	(d)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—
Net Asset Value, End of Period	$16.40		$16.58		$13.44		$12.13		$8.01		$10.49
Total return (e)	3.84	%(f)	26.24%		11.10%		53.06%		(23.19)%		(5.65)%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses	0.85	%(g)(h)	0.89	%(m)	1.01	%(g)	1.12	%(g)(k)	1.18%		1.16%
Interest expense	—	%(h)(i)	—		—	%(i)	—	%(i)	—		—
Expenses	0.85	%(g)(h)	0.89	%(m)	1.01	%(g)	1.12	%(g)(k)	1.18%		1.16%
Net investment income	2.25	%(g)(h)	1.68%		1.26%		0.99%		1.10%		0.88%
Waiver/reimbursement	—	%(h)(i)(j)	0.08	%(j)	0.12	%(j)	0.03	%(j)	—		—
Portfolio turnover rate	37	%(f)	74%		153%		86%		100	%(l)	85	%(l)
Net assets, end of period (000's)	$2,045,628		$1,841,838		$1,199,712		$917,391		$556,619		$474,738

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Equity Master Portfolio.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Amount represents less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

(j)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, —%, 0.09% and 0.01% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(k)  The reimbursement from Investment Adviser had an impact of less than 0.01%.

(l)  Rate represents the International Equity Master Portfolio.

(m)  The benefits derived from custody credits had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

48

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$14.67		$11.41		$11.05		$6.93		$8.32	$8.01
Income From Investment Operations:
Net investment income (loss) (b)	0.05		0.09		0.05		—	(c)	0.01	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		3.74		0.51		4.20		(1.40)	0.32
Total from Investment Operations	0.06		3.83		0.56		4.20		(1.39)	0.31
Less Distributions Declared to Shareholders:
From net investment income	—		(0.10)		(0.04)		—		—	—
From net realized gains	(0.74)		(0.47)		(0.16)		(0.08)		—	—
Total Distributions Declared to Shareholders	(0.74)		(0.57)		(0.20)		(0.08)		—	—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(b)(c)	—	(b)(c)	—	(b)(c)	—	(b)(c)	—	—
Net Asset Value, End of Period	$13.99		$14.67		$11.41		$11.05		$6.93	$8.32
Total return (d)	0.99	%(e)	35.26%		5.24%		60.87%		(16.71)%	3.87%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (f)	1.33	%(g)	1.34%		1.37%		1.42%		1.73%	1.67%
Interest expense	—	%(g)(h)	—	%(h)	—	%(h)	—		—	—	%(h)
Expenses (f)	1.33	%(g)	1.34%		1.37%		1.42%		1.73%	1.67%
Net investment income (loss)	0.76	%(g)	0.74%		0.47%		(0.04)%		0.33%	(0.33)%
Waiver/reimbursement	—		—		—		—		0.32%	2.60%
Portfolio turnover rate	55	%(e)	118%		165%		121%		193%	307%
Net assets, end of period (000's)	$245,739		$150,043		$52,794		$19,785		$2,272	$1,526

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Amount represents less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

49

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$14.17		$11.05		$10.75		$6.79		$8.22	$7.97
Income From Investment Operations:
Net investment income (loss) (b)	—	(c)	0.01		(0.03)		(0.07)		(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		3.59		0.49		4.11		(1.39)	0.32
Total from Investment Operations	0.01		3.60		0.46		4.04		(1.43)	0.25
Less Distributions Declared to Shareholders:
From net investment income	—		(0.01)		—		—		—	—
From net realized gains	(0.74)		(0.47)		(0.16)		(0.08)		—	—
Total Distributions Declared to Shareholders	(0.74)		(0.48)		(0.16)		(0.08)		—	—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(b)(c)	—	(b)(c)	—	(b)(c)	—	(b)(c)	—	—
Net Asset Value, End of Period	$13.44		$14.17		$11.05		$10.75		$6.79	$8.22
Total return (d)	0.66	%(e)	34.22%		4.45%		59.77%		(17.40)%	3.14%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (f)	2.08	%(g)	2.09%		2.12%		2.17%		2.48%	2.42%
Interest expense	—	%(g)(h)	—	%(h)	—		—		—	—	%(h)
Total expenses (f)	2.08	%(g)	2.09%		2.12%		2.17%		2.48%	2.42%
Net investment income (loss)	0.06	%(g)	0.12%		(0.28)%		(0.79)%		(0.42)%	(1.08)%
Waiver/reimbursement	—		—		—		—		0.32%	2.60%
Portfolio turnover rate	55	%(e)	118%		165%		121%		193%	307%
Net assets, end of period (000's)	$33,569		$28,883		$16,618		$8,905		$2,782	$1,951

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B, shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Amount represents less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

50

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$14.18		$11.05		$10.75		$6.80		$8.22	$7.97
Income From Investment Operations:
Net investment income (loss) (b)	—	(c)	0.01		(0.03)		(0.07)		(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	—	(c)	3.60		0.49		4.10		(1.37)	0.32
Total from Investment Operations	—	(c)	3.61		0.46		4.03		(1.42)	0.25
Less Distributions Declared to Shareholders:
From net investment income	—		(0.01)		—		—		—	—
From net realized gains	(0.74)		(0.47)		(0.16)		(0.08)		—	—
Total Distributions Declared to Shareholders	(0.74)		(0.48)		(0.16)		(0.08)		—	—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(b)(c)	—	(b)(c)	—	(b)(c)	—	(b)(c)	—	—
Net Asset Value, End of Period	$13.44		$14.18		$11.05		$10.75		$6.80	$8.22
Total return (d)	0.59	%(e)	34.32%		4.45%		59.53%		(17.27)%	3.14%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (f)	2.08	%(g)	2.09%		2.12%		2.17%		2.48%	2.42%
Interest expense	—	%(g)(h)	—		—		—		—	—	%(h)
Total expenses (f)	2.08	%(g)	2.09%		2.12%		2.17%		2.48%	2.42%
Net investment income (loss)	0.03	%(g)	0.05%		(0.28)%		(0.79)%		(0.42)%	(1.08)%
Waiver/reimbursement	—		—		—		—		0.32%	2.60%
Portfolio turnover rate	55	%(e)	118%		165%		121%		193%	307%
Net assets, end of period (000's)	$65,960		$46,365		$19,530		$8,331		$869	$869

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Amount represents less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

51

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected date for a share outstanding throughout each period as follows:

Class R Shares	(Unaudited) Six Months Ended September 31, 2006		Period Ended March 31, 2006 (a)
Net asset value, beginning of period	$14.67		$13.76
Income From Investment Operations:
Net investment income (loss) (b)	0.04		(0.01)
Net realized and unrealized gain on investments and
foreign currency	—	(c)	0.92
Total from investment operations	0.04		0.91
Less Distributions Declared to Shareholders:
From net investment income	—		—
From net realized gains	(0.74)		—
Total distributions	(0.74)		—
Redemption Fees:
Redemption fees added to paid-in-capital	—	(b)(c)	—	(b)(c)
Net asset value, end of period	$13.97		$14.67
Total return (d)	0.85	%(e)	6.61	%(e)
Ratios to Average Net Assets/Supplemental data:
Operating expenses (f)(g)	1.58%		1.64%
Interest expense (g)	—	%(h)	—	%(h)
Total expenses (f)(g)	1.58%		1.64%
Net investment income (loss) (g)	0.56%		(0.30)%
Portfolio turnover rate	55	%(e)	118	%(e)
Net assets, end of period (in thousands)	$11		$11

(a)  Class R shares commenced operations on January 23, 2006.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Amount represents less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

52

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended August 31,
Class Z Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$14.83		$11.53		$11.15		$6.98		$8.36	$8.03
Income From Investment Operations:
Net investment income (loss) (b)	0.08		0.13		0.08		0.02		0.04	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		3.77		0.52		4.24		(1.42)	0.34
Total from Investment Operations	0.09		3.90		0.60		4.26		(1.38)	0.33
Less Distributions Declared to Shareholders:
From net investment income	—		(0.13)		(0.06)		(0.01)		—	—
From net realized gains	(0.74)		(0.47)		(0.16)		(0.08)		—	(0.36)
Total Distributions Declared to Shareholders	(0.74)		(0.60)		(0.22)		(0.09)		—	(0.36)
Redemption Fees:
Redemption fees added to paid-in-capital	—	(b)(c)	—	(b)(c)	—	(b)(c)	—	(b)(c)	—	—
Net Asset Value, End of Period	$14.18		$14.83		$11.53		$11.15		$6.98	$8.36
Total return (d)	1.19	%(e)	35.53%		5.55%		61.25%		(16.51)%	4.11%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (f)	1.08	%(g)	1.09%		1.12%		1.17%		1.48%	1.42%
Interest expense	—	%(g)(h)	—	%(h)	—		—		—	—	%(h)
Expenses (f)	1.08	%(g)	1.09%		1.12%		1.17%		1.48%	1.42%
Net investment income (loss)	1.06	%(g)	1.08%		0.72%		0.21%		0.58%	(0.08)%
Waiver/reimbursement	—		—		—		—		0.32%	2.60%
Portfolio turnover rate	55	%(e)	118%		165%		121%		193%	307%
Net assets, end of period (000's)	$1,953,811		$1,744,737		$991,889		$509,262		$95,093	$2,700

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Amount represents less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

53

Notes to Financial Statements – International/Global Stock Funds
(September 30, 2006) (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. Information presented in these financial statements pertains to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

Columbia Global Value Fund

Columbia International Value Fund

Columbia Multi-Advisor International Equity Fund

Columbia Marsico International Opportunities Fund

Investment Goals

Columbia Global Value Fund seeks long-term capital appreciation by investing primarily in equity securities of domestic and foreign issuers, including issuers in emerging markets countries. Columbia International Value Fund seeks long-term capital appreciation by investing primarily in equity securities of foreign issuers, including emerging markets countries. Columbia Multi-Advisor International Equity Fund seeks long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries. Columbia Marsico International Opportunities Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.

Columbia International Value Fund (the "Feeder Fund") seeks to achieve its investment objective by investing substantially all of its assets in Columbia International Value Master Portfolio (the "Master Portfolio"). The Master Portfolio is a series of Columbia Funds Master Investment Trust (the "Master Trust"). The Master Portfolio has the same investment objective as that of the Feeder Fund. The value of the Feeder Fund's investments in the Master Portfolio included in the Statements of Assets and Liabilities reflects the Feeder Fund's proportionate beneficial interest in the net assets of the Master Portfolio (87.4% for the Master Portfolio at September 30, 2006). The financial statements of the Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Feeder Fund's financial statements. Other funds managed by Columbia Management Advisors, LLC, and not registered under the 1940 Act whose financial statements are not presented here, also invest in the Master Portfolio.

Fund Shares

The Funds may issue an unlimited number of shares. Columbia Global Value Fund and Columbia International Value Fund each offer four classes of shares: Class A, Class B, Class C and Class Z shares. Columbia Multi-Advisor International Equity Fund and Columbia Marsico International Opportunities Fund each offer five classes of shares: Class A, Class B, Class C, Class R and Class Z shares. Subject to certain limited exceptions, Columbia Global Value Fund and Columbia International Value Fund are no longer accepting new investments from current or prospective investors. Please see the Funds' current prospectuses for more information. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Funds' prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

54

International/Global Stock Funds (September 30, 2006) (Unaudited)

Security Valuation

Securities traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. An independent fair value pricing service assists in the fair valuation process for funds that primarily invest in international securities. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Similar policies are followed by the Master Portfolio in which the Feeder Fund invests. See the Notes to Financial Statements for the Master Portfolio included elsewhere in this report for the Master Portfolio's valuation policies.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157") was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Funds' financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Foreign Currency Transactions

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern (U.S.) time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Income Recognition

Interest income is earned from the settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Fund records its share of the investment income and realized and unrealized gains and losses reported by the Master Portfolio on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolio based upon the relative value of their investments in the Master Portfolio.

Expenses

General expenses of the Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based

55

International/Global Stock Funds (September 30, 2006) (Unaudited)

upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged directly to such Fund or class.

The Feeder Fund records its share of the expenses reported by the Master Portfolio on a daily basis. The expenses are allocated daily to investors in the Master Portfolio based upon the relative value of the Feeder Fund's and other feeder funds investments in the Master Portfolio.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually for each of the Funds. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2006 was as follows:

	Ordinary Income*	Long-term Capital Gains
Columbia Global Value Fund	$6,930,640	$30,635,223
Columbia International Value Fund	72,392,492	309,754,868
Columbia Multi-Advisor International Equity Fund	32,232,139	5,102,840
Columbia Marsico International Opportunities Fund	29,464,427	33,023,947

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2006, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)**
Columbia Global Value Fund	$94,661,441	$(9,954,507)	$84,706,934
Columbia International Value Fund	N/A*	N/A*	N/A*
Columbia Multi-Advisor International Equity Fund	438,268,127	(35,330,856)	402,937,271
Columbia Marsico International Opportunities Fund	410,309,463	(21,746,603)	388,562,860

*  See corresponding Master Trust notes to financial statements for tax basis information.

**  The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferred wash sale losses and mark-to-market of passive foreign investment companies.

56

International/Global Stock Funds (September 30, 2006) (Unaudited)

No capital loss carryforwards, determined as of March 31, 2006, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2006, none of the Funds elected to defer losses occurring between November 1, 2005 and March 31, 2006.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Funds and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on each Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Funds. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Global Value Fund	0.90%	0.85%	0.80%	0.75%	0.73%	0.71%
Columbia Multi-Advisor International Equity Fund*	0.70%	0.65%	0.60%	0.55%	0.53%	0.51%
Columbia Marsico International Opportunities Fund	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%

* The Feeder Fund indirectly pays for investment advisory and sub-advisory services through its investment in the Master Portfolio (See Note 4 of Notes to financial statements of the Master Portfolio).

For the six months ended September 30, 2006, the annualized effective investment advisory fee rates for the Funds, as a percentage of each Fund's average daily net assets, were as follows:

Effective Fee Rate
Columbia Global Value Fund	0.90%
Columbia Multi-Advisor International Equity Fund	0.63%
Columbia Marsico International Opportunities Fund	0.80%

Sub-Advisory Fee

Brandes Investment Partners, L.P. ("Brandes") has been retained by Columbia as the investment sub-advisor to Columbia Global Value Fund. As the sub-advisor, Brandes is responsible for daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Brandes a monthly sub-advisory fee at the annual rate of 0.50% of the first $1 billion of the Fund's average daily net assets and 0.45% of the Fund's average daily net assets exceeding $1 billion.

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International/Global Stock Funds (September 30, 2006) (Unaudited)

Columbia Multi-Advisor International Equity Fund is a "multi-manager" fund, which means that it is managed by more than one sub-adviser. Causeway Capital Management LLC ("Causeway") and Marsico Capital Management, LLC ("Marsico") are co-investment sub-advisers of the Fund. Marsico is a wholly-owned subsidiary of BOA. Pursuant to the sub-advisory agreement, Causeway and Marsico are each entitled to receive a fee from Columbia at the maximum annual rate of 0.43% and 0.45%, respectively, of the Fund's average daily net assets that they manage.

Marsico has also been retained by Columbia as sub-advisor to Columbia Marsico International Opportunities Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Funds. Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, based on the Funds' average daily net assets at the annual rates listed below less the fees payable by the Funds under the pricing and bookkeeping agreement (described below):

Annual Fee Rate
Columbia Global Value Fund	0.17%
Columbia International Value Fund	0.17%
Columbia Multi-Advisor International Equity Fund	0.17%
Columbia Marsico International Opportunities Fund	0.22%

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Funds, Columbia receives from each Fund an annual fee of $38,000 paid monthly. In addition, each of the Funds with the exception of the Feeder Fund pays a monthly fee based on the level of average daily net assets for the month. Columbia Multi-Advisor International Equity Fund also pays a multi-manager fee of $3,000 for each Portfolio Manager managing a portion of the Fund. During any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) for a Fund shall not exceed $140,000.

The Funds also reimburse Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing each Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. Prior to April 1, 2006 the annual rate was $15.23 per open account.

The Transfer Agent has voluntarily agreed to waive a portion of its fees so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually for Columbia Global Value Fund. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

For the six months ended September 30, 2006, the annualized effective transfer agent fee rates for the Funds, inclusive of out-of-pocket expenses and sub-transfer agent fees and net of fee waivers, as a percentage of the Funds' average daily net assets, were as follows:

Transfer Agent Fee Rate
Columbia Global Value Fund	0.05%
Columbia International Value Fund	0.04%
Columbia Multi-Advisor International Equity Fund	0.01%
Columbia Marsico International Opportunities Fund	0.02%

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International/Global Stock Funds (September 30, 2006) (Unaudited)

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Funds' shares. For the six months ended September 30, 2006, the Distributor has retained net underwriting discounts and net contingent deferred sales charge ("CDSC") fees as follows:

	Front End Sales Charge	Contingent Deferred Sales Charge
	Class A	Class A	Class B	Class C
Columbia Global Value Fund	$121	$29,726	$340	$—
Columbia International Value Fund	77,209	1,935	41,313	2,344
Columbia Multi-Advisor International Equity Fund	5,531	—	858	623
Columbia Marsico International Opportunities Fund	115,285	—	25,121	7,088

The Trust has adopted shareholder servicing plans ("Servicing Plans") and distribution plans ("Distribution Plans") for the Class B and Class C shares of each Fund and a combined distribution and shareholder servicing plan for Class A shares of each Fund. The Trust has also adopted a distribution plan for Class R shares of Columbia Multi-Advisor International Equity Fund and Columbia Marsico International Opportunities Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans are paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%
Class R Distribution Plan	0.50%	0.50%

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through July 31, 2007 to the extent that total expenses (excluding interest expense and shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

Annual Rate
Columbia Global Value Fund	1.40%
Columbia Marsico International Opportunities Fund	1.50%

Columbia is entitled to recover from Columbia Global Value Fund any fees waived or expenses reimbursed by Columbia during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue after July 31, 2007.

At September 30, 2006, no amounts were potentially recoverable by Columbia pursuant to this arrangement.

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

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International/Global Stock Funds (September 30, 2006) (Unaudited)

Fees Paid to Officers and Trustees

All officers of the Funds, with the exception of the Funds' Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statements of Assets and Liabilities.

Other

Columbia provides certain services to the Funds/Portfolios related to Sarbanes-Oxley compliance. The fees for these services are included in the administration fee.

Note 5. Portfolio Information

For the six months ended September 30, 2006, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	Purchases	Sales
Columbia Global Value Fund	$26,003,425	$57,370,197
Columbia Multi-Advisor International Equity Fund	853,372,724	715,256,736
Columbia Marsico International Opportunities Fund	1,448,820,562	1,129,714,118

Note 6. Shares of Beneficial Interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Class B shares generally convert to Class A shares as follows:

Class B Shares Purchased:	Will Convert to Class A Shares After:
– after November 15, 1998	Eight years
– between August 1, 1997 and November 15, 1998
$0 - $249,999	Nine years
$250,000 - $499,999	Six years
$500,000 - $999,999	Five years
– before August 1, 1997	Nine years

See Schedules of capital stock activity.

As of September 30, 2006, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Global Value Fund	26.4%
Columbia International Value Fund	41.7%
Columbia Multi-Advisor International Equity Fund	87.0%
Columbia Marsico International Opportunities Fund	69.4%

In addition, as of September 30, 2006, several of the Funds had shareholders that held greater than 5% of the shares outstanding over which BOA and/or its affiliates did not have investment discretion. Subscription and redemption activity of

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International/Global Stock Funds (September 30, 2006) (Unaudited)

these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Global Value Fund	1	22.5%
Columbia International Value Fund	2	18.2%

Note 7. Redemption Fees

The Fund imposes a 2% redemption fee to shareholders of the Fund who redeem shares held for 90 days or less. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading of funds. The redemption fees, which are retained by the Fund, are accounted for as an addition to paid-in capital and are allocated to each class based on the relative net assets at the time of the redemption. For the six months ended September 30, 2006, the Fund received redemption fees as follows:

	Redemption Fee
	Class A	Class B	Class C	Class Z
Columbia Global Value Fund	$20	$5	$15	$19
Columbia International Value Fund	3,003	327	489	7,523
Columbia Multi-Advisor International Equity Fund	475	58	40	23,046
Columbia Marsico International Opportunities Fund	6,237	1,008	1,843	57,213

Note 8. Line of Credit

The Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statements of Operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among the participating funds.

For the six months ended September 30, 2006, the average daily loan balance outstanding and the weighted average interest rates for the Funds that participated in these arrangements were as follows:

	Average Borrowings*	Weighted Average Interest Rate
Columbia Global Value Fund	$3,636,364	4.92%
Columbia Multi-Advisor International Equity Fund	8,000,000	5.50%
Columbia Marsico International Opportunities Fund	12,800,000	5.51%

*  The average amount outstanding was calculated based on daily balances in the period.

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International/Global Stock Funds (September 30, 2006) (Unaudited)

Note 9. Disclosure of Significant Risks and Contingencies

Foreign Securities

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts

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International/Global Stock Funds (September 30, 2006) (Unaudited)

claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Nations Funds Trust filed a motion to dismiss this complaint on May 19, 2006, but the Court has not yet ruled on the motion. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, Plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, Plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006.

dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006.

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

For the six months ended September 30, 2006, Columbia has assumed legal, consulting services and Trustees' fees incurred by the Funds in connection with these matters as follows:

Fund	Non-Recurring Costs
Columbia International Value Fund	$37,254
Columbia Multi-Advisor International Equity Fund	19,175

63

Columbia Funds Master Investment Trust

Columbia International Value Master Portfolio

  September 30, 2006

The following pages should be read in conjunction with Columbia International Value Fund's semiannual report.

64

Investment Portfolio Columbia International Value Master Portfolio (September 30, 2006) (Unaudited)

Common Stocks – 97.4%

	Shares	Value ($)
Consumer Discretionary – 13.1%
Automobiles – 3.6%
DaimlerChrysler AG, Registered Shares	1,457,600	72,772,360
Volkswagen AG	997,598	85,074,722
Automobiles Total		157,847,082
Hotels, Restaurants & Leisure – 1.0%
Compass Group PLC	8,427,100	42,300,433
Hotels, Restaurants & Leisure Total		42,300,433
Household Durables – 2.3%
LG Electronics, Inc.	1,030,300	66,668,082
Sony Corp.	897,900	36,296,609
Household Durables Total		102,964,691
Leisure Equipment & Products – 2.2%
Fuji Photo Film Co., Ltd.	2,659,905	97,257,097
Leisure Equipment & Products Total		97,257,097
Media – 1.6%
British Sky Broadcasting Group PLC	1,083,100	11,065,627
ITV PLC	31,616,600	57,221,175
Media Total		68,286,802
Multi-Line Retail – 2.4%
Marks & Spencer Group PLC, ADR	1,488,580	106,731,186
Multi-Line Retail Total		106,731,186
Consumer Discretionary Total		575,387,291
Consumer Staples – 15.8%
Food & Staples Retailing – 7.4%
Carrefour SA	824,660	52,069,032
Carrefour SA (a)	252,730	15,956,303
Koninklijke Ahold NV (b)	12,306,166	130,424,524
Wm. Morrison Supermarkets PLC	27,934,165	126,722,021
Food & Staples Retailing Total		325,171,880
Food Products – 8.0%
Nestle SA, Registered Shares	461,750	160,918,491
Unilever NV	3,581,604	87,969,609
Unilever PLC	4,117,875	101,460,960
Food Products Total		350,349,060
Tobacco – 0.4%
Japan Tobacco, Inc.	5,035	19,597,812
Tobacco Total		19,597,812
Consumer Staples Total		695,118,752

	Shares	Value ($)
Financials – 17.8%
Commercial Banks – 9.4%
ABN AMRO Holding NV, ADR	3,413,361	99,738,415
Banca Intesa S.p.A.	9,616,186	63,232,472
DBS Group Holdings Ltd., ADR (a)	8,994,000	108,853,483
Mitsubishi UFJ Financial Group, Inc., ADR	4,344,631	55,654,723
Oversea-Chinese Banking Corp., Ltd.	13,094,400	53,882,757
UniCredito Italiano S.p.A.	4,141,800	34,330,420
Commercial Banks Total		415,692,270
Consumer Finance – 1.4%
Aiful Corp.	756,200	29,342,071
Takefuji Corp.	696,430	31,918,286
Consumer Finance Total		61,260,357
Diversified Financial Services – 0.7%
Jardine Matheson Holdings Ltd., ADR	1,742,900	31,895,070
Diversified Financial Services Total		31,895,070
Insurance – 5.9%
Aegon NV	3,952,734	73,960,337
Millea Holdings, Inc.	1,362,500	49,540,558
Mitsui Sumitomo Insurance Co., Ltd.	5,016,000	62,533,307
Standard Life PLC (a)(b)	7,418,900	37,596,763
Zurich Financial Services AG, ADR (b)	1,382,086	33,722,898
Insurance Total		257,353,863
Thrifts & Mortgage Finance – 0.4%
Hypo Real Estate Holding AG, ADR	253,261	15,777,882
Thrifts & Mortgage Finance Total		15,777,882
Financials Total		781,979,442
Health Care – 6.2%
Pharmaceuticals – 6.2%
Daiichi Sankyo Co., Ltd.	2,252,000	63,944,224
GlaxoSmithKline PLC	2,243,700	59,733,282
Ono Pharmaceutical Co., Ltd.	1,486,700	66,170,432
Sanofi-Aventis	715,186	63,609,648
Taisho Pharmaceutical Co., Ltd.	26,000	498,122
Takeda Pharmaceutical Co., Ltd.	274,000	17,122,889
Pharmaceuticals Total		271,078,597
Health Care Total		271,078,597

See Accompanying Notes to Financial Statements.

65

Columbia International Value Master Portfolio (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials – 4.5%
Aerospace & Defense – 0.8%
Bombardier, Inc., Class B (b)	11,284,310	35,233,498
Aerospace & Defense Total		35,233,498
Commercial Services & Supplies – 1.5%
Contax Participacoes SA, ADR	2,827,200	2,435,350
Dai Nippon Printing Co., Ltd.	3,974,000	61,434,102
Commercial Services & Supplies Total		63,869,452
Industrial Conglomerates – 1.5%
Tyco International Ltd.	2,367,648	66,270,468
Industrial Conglomerates Total		66,270,468
Machinery – 0.7%
Invensys PLC (a)(b)	4,725,750	18,348,435
Invensys PLC (b)	3,708,283	14,390,363
Machinery Total		32,738,798
Industrials Total		198,112,216
Information Technology – 10.3%
Communications Equipment – 4.1%
Alcatel SA (b)	5,236,100	63,844,597
Alcatel SA, ADR (b)	3,835,200	46,712,736
Nortel Networks Corp. (b)	29,941,700	68,865,910
Communications Equipment Total		179,423,243
Electronic Equipment & Instruments – 1.8%
Hitachi Ltd.	1,816,000	10,583,983
Hitachi Ltd., ADR	1,199,825	69,913,803
Electronic Equipment & Instruments Total		80,497,786
Semiconductors & Semiconductor Equipment – 4.4%
Infineon Technologies AG (b)	2,234,600	26,457,664
Infineon Technologies AG (a)(b)	1,255,700	14,881,004
Rohm Co., Ltd.	78,500	7,307,314
STMicroelectronics NV	5,541,800	95,935,390
United Microelectronics Corp.	85,626,970	47,817,986
Semiconductors & Semiconductor Equipment Total		192,399,358
Information Technology Total		452,320,387
Materials – 2.2%
Chemicals – 2.2%
Akzo Nobel NV	1,040,500	64,016,467
Akzo Nobel NV, ADR	551,500	33,911,735
Chemicals Total		97,928,202
Materials Total		97,928,202

	Shares	Value ($)
Telecommunication Services – 21.8%
Diversified Telecommunication Services – 20.7%
Brasil Telecom Participacoes SA, ADR	241,760	7,267,306
BT Group PLC, ADR	1,152,030	58,258,157
Compania Anonima Nacional Telefonos de Venezuela, ADR (c)	2,878,864	54,698,416
Deutsche Telekom AG, ADR	6,010,800	95,391,396
Deutsche Telekom AG, Registered Shares	2,249,000	35,726,279
France Telecom SA	2,157,812	49,462,247
KT Corp., ADR	2,914,300	62,570,021
Nippon Telegraph & Telephone Corp., ADR	2,571,180	63,071,045
Portugal Telecom SGPS SA, ADR	5,584,476	69,694,260
Swisscom AG, ADR	2,291,700	76,519,863
Tele Norte Leste Participacoes SA, ADR	2,164,000	29,668,440
Telecom Corp. of New Zealand Ltd., ADR	1,524,800	34,201,264
Telecom Italia S.p.A., Savings Shares	10,039,010	24,148,836
Telecom Italia S.p.A., ADR	1,649,181	46,721,298
Telecomunicacoes Brasileiras SA, ADR	663,200	19,179,744
Telefonica SA, ADR	2,382,881	123,457,065
Telefonos de Mexico SA de CV, ADR, Class L	2,377,840	60,825,147
Diversified Telecommunication Services Total		910,860,784
Wireless Telecommunication Services – 1.1%
SK Telecom Co. Ltd., ADR	1,448,339	34,224,251
SK Telecom Co., Ltd.	57,077	12,175,944
Tim Participacoes SA, ADR	61,418	1,710,491
Vivo Participacoes SA	426,216	1,329,794
Wireless Telecommunication Services Total		49,440,480
Telecommunication Services Total		960,301,264
Utilities – 5.7%
Electric Utilities – 5.7%
Centrais Electricas Brasileiras SA, ADR	7,501,787	83,259,333
Electricite de France (b)	1,028,540	57,077,993
Korea Electric Power Corp., ADR	5,657,650	110,607,057
Electric Utilities Total		250,944,383
Utilities Total		250,944,383
Total Common Stocks (Cost of $3,332,975,678)		4,283,170,534

See Accompanying Notes to Financial Statements.

66

Columbia International Value Master Portfolio September 30, 2006 (Unaudited)

Short-Term Obligation – 1.6%

	Par ($)	Value ($)
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 4.950%, collateralized by a U.S. Government Agency maturing 07/25/08, with a market value of $72,621,062 (repurchase proceeds $71,226,369)	71,197,000	71,197,000
Total Short-Term Obligation (Cost of $71,197,000)		71,197,000
Total Investments – 99.0% (Cost of $3,404,172,678) (d)		4,354,367,534
Other Assets & Liabilities, Net – 1.0%		44,820,199
Net Assets – 100.0%		$4,399,187,733
Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities, which are not illiquid, amounted to $195,635,988, which represents 4.4% of net assets.

(b)  Non-income producing security.

(c)  Investments in affiliates during the six months ended September 30, 2006: Security name: Compania Anonima Nacional Telefonos de Venezuela, ADR

Shares as of 03/31/06:	2,878,864
Shares purchased:	–
Shares sold:	–
Shares as of 09/30/06:	2,878,864
Net realized gain/loss:	$-
Dividend income earned:	$6,569,366
Value at end of period:	$54,698,416

(d)  Cost for federal income tax purposes is $3,404,172,678.

The Master Portfolio was invested in the following countries at September 30, 2006:

Summary of Securities by Country	Value ($)	% of Total Investments
Japan	742,186,378	17.0%
United Kingdom	633,828,402	14.6
Netherlands	585,956,477	13.5
France	348,732,556	8.0
Germany	346,081,306	7.9
South Korea	286,245,355	6.6
Switzerland	271,161,252	6.2
Singapore	194,631,310	4.5
Italy	168,433,026	3.9
Brazil	144,850,458	3.3
Spain	123,457,065	2.8
Canada	104,099,408	2.4
United States *	71,197,000	1.6
Portugal	69,694,260	1.6
Bermuda	66,270,468	1.5
Mexico	60,825,147	1.4
Venezuela	54,698,416	1.3
Taiwan	47,817,986	1.1
New Zealand	34,201,264	0.8
	$4,354,367,534	100.0%

* Includes short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

67

Statement of Assets and Liabilities – Columbia International Value Master Portfolio
September 30, 2006 (Unaudited)

		($)
Assets:	Unaffiliated investments, at identified cost	3,359,749,573
	Affiliated investments, at identified cost	44,423,105
	Total investments, at identified cost	3,404,172,678
	Unaffiliated investments, at value	4,299,669,118
	Affiliated investments, at value	54,698,416
	Total investments, at value	4,354,367,534
	Cash	339
	Receivable for:
	Investments sold	34,634,092
	Interest	19,579
	Dividends	12,143,455
	Foreign tax reclaim	936,563
	Total assets	4,402,101,562
Liabilities:	Payable for:
	Investment advisory fee	2,585,257
	Administration fee	163,914
	Pricing and bookkeeping fees	14,411
	Trustees' fees	45,557
	Custody fee	55,424
	Other liabilities	49,266
	Total liabilities	2,913,829
	Net Assets	4,399,187,733

See Accompanying Notes to Financial Statements.

68

Statement of Operations – Columbia International Value Master Portfolio
For the Six Months Ended September 30, 2006 (Unaudited)

		($)
Investment Income
	Dividends (Net of foreign withholding taxes of $13,761,592)	70,025,947
	Dividends from affiliates	6,569,366
	Interest	1,528,810
	Total income	78,124,123
Expenses	Investment advisory fee	15,907,003
	Administration fee	1,013,119
	Pricing and bookkeeping fees	83,881
	Trustees' fees	7,216
	Custody fee	380,626
	Other expenses	85,396
	Total Operating Expenses	17,477,241
	Interest expense	54,337
	Total Expenses	17,531,578
	Custody earnings credit	(18,426)
	Net Expenses	17,513,152
	Net Investment Income	60,610,971
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized gain (loss) on: Investments	279,901,277
	Foreign currency transactions	(55,458)
	Net realized gain	279,845,819
	Net change in unrealized appreciation (depreciation) on: Investments	(116,865,990)
	Foreign currency translations	22,266
	Net change in unrealized appreciation (depreciation)	(116,843,724)
	Net Gain	163,002,095
	Net Increase Resulting From Operations	223,613,066

See Accompanying Notes to Financial Statements.

69

Statement of Changes in Net Assets – Columbia International Value Master Portfolio

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 ($)
Operations	Net investment income	60,610,971	78,742,854
	Net realized gain on investments and foreign currency transactions	279,845,819	483,466,860
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(116,843,724)	374,084,863
	Net increase resulting from operations	223,613,066	936,294,577
	Contributions	135,753,523	274,115,210
	Withdrawals	(419,308,330)	(1,035,528,313)
	Net increase (decrease) in net assets	(59,941,741)	174,881,474
Net Assets	Beginning of period	4,459,129,474	4,284,248,000
	End of period	4,399,187,733	4,459,129,474

See Accompanying Notes to Financial Statements.

70

Financial Highlights – Columbia International Value Master Portfolio

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
	2006		2006	2005	2004	2003	2002
Total return	5.51	%(a)	24.88%	13.85%	79.88%	(28.54)%	0.08%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (b)	0.80	%(c)	0.80%	0.86%	0.90%	0.90%	0.93%
Interest expense (d)	—	%(c)	—%	—%	—%	—%	—%
Expenses (b)	0.80	%(c)	0.80%	0.91%	0.96%	0.96%	0.96%
Net investment income	2.77	%(c)	1.88%	1.57%	1.34%	1.45%	1.61%
Portfolio turnover rate	11	%(a)	20%	21%	15%	25%	19%

(a)  Not annualized

(b)  The benefits derived from custody credits had an impact of less than 0.01%.

(c)  Annualized.

(d)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

71

Notes to Financial Statements – Columbia International Value Master Portfolio
September 30, 2006 (Unaudited)

Note 1. Organization

Columbia Funds Master Investment Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains only to Columbia International Value Master Portfolio (the "Master Portfolio").

The following investors were invested in the Master Portfolio at September 30, 2006:

Columbia International Value Master Portfolio:

Columbia International Value Fund	87.4%
Columbia International Value Fund (Offshore)	1.0%
Banc of America Capital Management Funds VII, LLC – International Value Fund	11.6%

On September 18, 2006, Nations International Value Fund (Offshore) was renamed Columbia International Value Fund (Offshore).

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolio in the preparation of its financial statements.

Security Valuation

Securities traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Master Portfolio's net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. An independent fair value pricing service assists in the fair valuation process for funds that primarily invest in international securities. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157") was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Master Portfolio may engage in repurchase agreement transactions with institutions that the Master Portfolio's investment advisor has determined are creditworthy. The Master Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Master Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Master Portfolio seeks to assert its rights.

72

Columbia International Value Master Portfolio September 30, 2006 (Unaudited)

Foreign Currency Transactions

The books and records of the Master Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern (U.S.) time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Income Recognition

Interest income is earned from the settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the Master Portfolio.

Expenses

General expenses of the Master Trust are allocated to the Master Portfolio based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Master Portfolio are charged directly to the Master Portfolio.

Federal Income Tax Status

The Master Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Master Portfolio will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains. The Master Portfolio's assets, income and distributions will be managed in such a way that a Feeder Fund will be able to continue to qualify as a registered investment company by investing its assets through its Master Portfolio.

The Master Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Master Portfolio accrues such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invest.

Indemnification

In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims against the Master Portfolio. Also, under the Master Trust's organizational documents, the Trustees and Officers of the Master Trust are indemnified against certain liabilities that may arise out of their duties to the Master Trust. However, based on experience, the Master Portfolio expects the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at September 30, 2006, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Master Portfolio	$1,156,377,471	$(206,182,615)	$950,194,856

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of

73

Columbia International Value Master Portfolio September 30, 2006 (Unaudited)

this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Master Portfolio. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of the Master Portfolio at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.85%
$500 million to $1 billion	0.80%
$1 billion to $1.5 billion	0.75%
$1.5 billion to $3 billion	0.70%
$3 billion to $6 billion	0.68%
Over $6 billion	0.66%

For the six months ended September 30, 2006, the annualized effective investment advisory fee rate for the Master Portfolio was 0.73% of the Master Portfolio's average daily net assets.

Sub-Advisory Fee

Brandes Investment Partners, L.P. ("Brandes") has been retained by Columbia as the investment sub-advisor to the Master Portfolio. As the sub-advisor, Brandes is responsible for daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Master Portfolio. Columbia, from the investment advisory fee it receives, pays Brandes a monthly sub-advisory fee at the annual rate of 0.50% of the Master Portfolio's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Master Portfolio. Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.05% of the Master Portfolio's average daily net assets less the fees payable by the Master Portfolio under the pricing and bookkeeping agreement (described below).

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Master Portfolio under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Master Portfolio, Columbia receives from the Master Portfolio an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) for the Master Portfolio shall not exceed $140,000.

The Master Portfolio also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Master Portfolio's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

Custody Credits

The Master Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statement of Operations. The Master Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Master Portfolio, with the exception of the Master Portfolio's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Master Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Master Portfolio in accordance with federal securities regulations.

74

Columbia International Value Master Portfolio September 30, 2006 (Unaudited)

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolio's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a portfolio of Columbia Funds Series Trust, another registered investment company advised by Columbia. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities.

Note 5. Portfolio Information

For the six months ended September 30, 2006, the aggregate cost of purchases and proceeds from sales of securities excluding short-term obligations, were $490,201,546 and $761,358,962, respectively.

Note 6. Line of Credit

The Master Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating Fund or Master Portfolio based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating Fund or Master Portfolio based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statement of Operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating Fund or Master Portfolio.

During the six months ended September 30, 2006, the average daily loan balance outstanding and the weighted average interest rates for the Master Portfolio were as follows:

	Average Amount Outstanding*	Average Interest Rate
Master Portfolio	$277,127	5.52

*  The average amount outstanding was calculated based on daily balances in the period.

Note 7. Disclosure of Significant Risks and Contingencies

Foreign Securities

There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Master Portfolio to meet its obligations may be affected by economic and political developments in a specific country, industry or region.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

75

Columbia International Value Master Portfolio September 30, 2006 (Unaudited)

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern

76

Columbia International Value Master Portfolio September 30, 2006 (Unaudited)

District of Missouri. Nations Funds Trust filed a motion to dismiss this complaint on May 19, 2006, but the Court has not yet ruled on the motion. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, Plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, Plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006.

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company – involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

77

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Important Information About This Report – International/Global Stock Funds

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of International/Global Stock Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of each fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

79

International/Global Stock Funds

Semiannual Report – September 30, 2006

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/114235-0906 (11/06) 06/31490

Columbia Management®

Government & Corporate Bond Funds

Semiannual Report – September 30, 2006

■    Columbia Total Return Bond Fund

■    Columbia Short Term Bond Fund

■    Columbia High Income Fund

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

President's Message

September 30, 2006

Columbia Total Return Bond Fund	1

Columbia Short Term Bond Fund	4

Columbia High Income Fund	7

Investment Portfolios	10

Statements of Assets and Liabilities	37

Statements of Operations	39

Statements of Changes in Net Assets	41

Financial Highlights	44

Notes to Financial Statements	56

Investment Portfolio - Columbia High Income Master Portfolio	67

Statement of Assets and Liabilities	81

Statement of Operations	82

Statement of Changes in Net Assets	83

Financial Highlights	84

Notes to Financial Statements	85

Columbia Funds	92

Important Information About This Report	97

The views expressed in the President's Message and Fund Profile reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Dear Shareholder,

Over the past few years, you've heard a lot about change here at Columbia Funds as we've streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient—and to ensure that you find the range of financial choices and services that you expect from one of the nation's leading financial companies.

As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven't done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you'll require for your future. We continue to look for new ways to help meet the unique needs of all our investors—especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us—now and in the years to come.

Keep in mind that investing is often a long-term undertaking. While it's important to review the performance and market environment of the most recent period, it's essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Performance Information – Columbia Total Return Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 10/01/96 – 09/30/06 ($)

Sales charge	without	with
Class A	17,013	16,460
Class B	15,878	15,878
Class C	15,886	15,886
Class Z	17,433	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Total Return Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		Z
Inception	11/19/92		06/07/93		11/16/92		10/30/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	3.48	0.13	2.98	–0.02	3.09	2.09	3.61
1-year	3.21	–0.16	2.33	–0.63	2.44	1.45	3.47
5-year	4.25	3.57	3.48	3.48	3.48	3.48	4.53
10-year	5.46	5.11	4.73	4.73	4.74	4.74	5.71

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares, the applicable contingent deferred sales charge (3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share

as of 09/30/06 ($)

Class A	9.67
Class B	9.67
Class C	9.67
Class Z	9.68

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.22
Class B	0.18
Class C	0.18
Class Z	0.23

1

Understanding Your Expenses – Columbia Total Return Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,034.80	1,021.21	3.93	3.90	0.77
Class B	1,000.00	1,000.00	1,029.78	1,017.45	7.73	7.69	1.52
Class C	1,000.00	1,000.00	1,030.88	1,017.45	7.74	7.69	1.52
Class Z	1,000.00	1,000.00	1,036.10	1,022.46	2.65	2.64	0.52

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

2

Fund Profile – Columbia Total Return Bond Fund

Summary

■  For the six-month period ended September 30, 2006, the fund's Class A shares returned 3.48% without sales charge. The Lehman Brothers U.S. Aggregate Bond Index returned 3.73%.1 The fund's return was higher than the 3.30% average return of its peer group, the Lipper Intermediate Investment Grade Debt Funds Classification Average.2 An emphasis on non-Treasury sectors aided performance as Treasuries struggled in the first half of the period, then kept pace as Treasuries rallied in the second half.

■  We emphasized sectors that offered an attractive yield advantage over Treasuries, including asset-backed securities, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed securities and corporate bonds, both investment-grade and high-yield. The fund's exposure to these sectors was higher than the index and its exposure to Treasuries and agency securities was lower than the index. We emphasized the electric utilities and financials, particularly banking, in the corporate sector, and avoided natural gas utilities and basic industry bonds—all decisions that enhanced the fund's return. The fund was helped by owning non-dollar denominated bonds. However, the fund had less exposure than the index to the sector.

■  An overweight in the gaming sector detracted from performance as rumors surrounding the widely publicized leveraged buyout of Harrah's had a negative effect on the entire gaming industry. An overweight in wireless telecommunications companies and energy detracted from performance. The energy sector underperformed for much of the year, but picked back up in September as commodity prices dropped.

■  With a modest slow-down in economic growth, driven in part by weakness in the housing market, we believe that the Federal Reserve Board Open Market Committee (the Fed) is probably done with its series of short-term interest rate hikes. Consumer spending appears to remain on track while inflation news has been mixed, which implies continued vigilance on the part of the Fed. In this environment, we believe that the fixed-income markets have the potential to remain stable, with the bellwether 10-year Treasury likely to remain range bound between 4.5% and 5.0%. As a result, we plan to continue to emphasize sectors that offer a yield advantage over Treasuries and expect them to continue to outperform, albeit modestly.

Portfolio Management

Leonard Aplet has co-managed Columbia Total Return Bond Fund since October 2004. Mr. Aplet is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Marie Schofield has co-managed the fund since November 2004. Ms. Schofield is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Kevin Cronk has co-managed the fund since November 2004. Mr. Cronk is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Laura Ostrander has co-managed the fund since November 2004. Ms. Ostrander is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Thomas LaPointe has co-managed the fund since March 2005. Mr. LaPointe is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Brian Drainville has co-managed the fund since March 2005. Mr. Drainville is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Bond investing poses special risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Source for all statistical data—Columbia Management Advisors, LLC.

1The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+3.48%

Class A shares (without sales charge)

+3.73%

Lehman Brothers U.S. Aggregate Bond Index

Management Style
Fixed-Income

Management Style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.

3

Performance Information – Columbia Short Term Bond Fund

Net asset value per share

as of 09/30/06 ($)

Class A	9.80
Class B	9.79
Class C	9.79
Class Z	9.78

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.20
Class B	0.16
Class C	0.18
Class Z	0.21

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 10/01/96 – 09/30/06 ($)

Sales charge	without	with
Class A	15,499	15,341
Class B	14,645	14,645
Class C	14,641	14,641
Class Z	15,840	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Short Term Bond Fund during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		Z
Inception	10/02/92		06/07/93		10/02/92		09/30/92
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	2.59	1.55	2.21	–0.79	2.43	1.43	2.72
1-year	3.68	2.63	2.91	–0.09	3.37	2.37	3.94
5-year	2.70	2.49	1.94	1.94	2.02	2.02	2.94
10-year	4.48	4.37	3.89	3.89	3.89	3.89	4.71

The "with sales charge" returns include the maximum initial sales charge of 1.00% for class A shares, the applicable contingent deferred sales charge (3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter) for class B shares and 1.00% for class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4

Understanding Your Expenses – Columbia Short Term Bond Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,025.92	1,021.51	3.61	3.60	0.71
Class B	1,000.00	1,000.00	1,022.11	1,017.75	7.40	7.38	1.46
Class C	1,000.00	1,000.00	1,024.32	1,019.95	5.18	5.16	1.02
Class Z	1,000.00	1,000.00	1,027.22	1,022.76	2.34	2.33	0.46

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

5

Fund Profile – Columbia Short Term Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+2.59%

Class A shares (without sales charge)

+2.63%

Merrill Lynch 1-3 Year U.S. Treasury Index

Management Style
Fixed-Income

Management Style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary

■  For the six-month period ended September 30, 2006, the fund's class A Shares returned 2.59% without sales charge. That was slightly lower than the return of its benchmark, the Merrill Lynch 1-3 Year U.S. Treasury Index, which returned 2.63%.1 The fund's return was greater than the 2.48% average return of its peer group, the Lipper Short Investment Grade Debt Classification Average.2 Our investments in non-Treasury sectors aided the fund's return.

■  Overweight positions in corporate bonds, mortgage-backed securities and asset-backed securities made incremental contributions to the fund's performance. In addition, the fund benefited from positions in 15-year paper and collateralized mortgage obligations, which generated higher returns than Treasuries during the period. We also enhanced performance by avoiding conventional GNMA mortgage pools, which underperformed.

■  The fund missed out on some gains because its average maturity was slightly shorter than its benchmark for the period.

■  Because it appears that the Federal Reserve Board Open Market Committee's (the Fed) sustained campaign to push short-term interest rates higher may be at or near an end, we reduced the fund's commitments to floating-rate notes. A portion of the floating-rate notes, which aided performance as short-term interest rates rose over the past two years, were replaced with fixed-rate paper late in the reporting period. While we preferred a "barbelled" maturity structure as rates were rising—emphasizing shorter and longer maturity securities within the short-term universe—we began to shift the fund's positioning late in the period.

■  Our strategy going forward will depend on what happens to yields along the maturity spectrum. If long-term yields move higher, we would tend to target individual bond durations that match the duration of the benchmark to give the fund a more "bulleted" structure. Duration is a measure of interest-rate sensitivity. That said, we don't expect yields to move much until the Fed begins to reduce short-term interest rates. We also plan to maintain the fund's overweight in sectors that offer a yield advantage over Treasuries because we believe they have the potential to continue to outperform.

Portfolio Management

Leonard Aplet has co-managed the Columbia Short Term Bond Fund since October 2004. Mr. Aplet is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Richard Cutts has co-managed the fund since November 2004. Mr. Cutts is affiliated with Columbia Management Advisors, LLC, investment advisor to the fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Bond investing poses special risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Source for all statistical data—Columbia Management Advisors, LLC.

1The Merrill Lynch 1-3 Year U.S. Treasury Index tracks the performance of sovereign debt publicly issued in the US domestic market with maturities of 1-3 years and a minimum amount outstanding of $1 billion. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

6

Performance Information – Columbia High Income Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment Inception – 09/30/06 ($)

Sales charge	without	with
Class A	17,122	16,307
Class B	16,314	16,314
Class C	16,244	16,244
Class Z	17,473	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia High Income Fund during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return as of 09/30/06 (%)

Share class	A		B		C		Z
Inception	02/14/00		02/17/00		03/08/00		02/14/00
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	3.39	-1.47	3.01	–1.91	2.90	1.92	3.50
1-year	7.68	2.52	6.77	1.98	6.80	5.84	7.89
5-year	11.59	10.50	10.75	10.48	10.76	10.76	11.84
Life	8.45	7.66	7.67	7.67	7.67	7.67	8.79

The "with sales charge" returns include the maximum initial sales charge of 4.75% for class A shares, the applicable contingent deferred sales charge (3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter) for class B shares and 1.00% for class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share

as of 09/30/06 ($)

Class A	8.77
Class B	8.75
Class C	8.71
Class Z	8.84

Distributions declared per share

04/01/06 – 09/30/06 ($)

Class A	0.43
Class B	0.40
Class C	0.40
Class Z	0.44

7

Understanding Your Expenses – Columbia High Income Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,033.89	1,019.55	5.61	5.57	1.10
Class B	1,000.00	1,000.00	1,030.08	1,015.79	9.41	9.35	1.85
Class C	1,000.00	1,000.00	1,028.98	1,015.79	9.41	9.35	1.85
Class Z	1,000.00	1,000.00	1,035.00	1,020.81	4.34	4.31	0.85

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

8

Fund Profile – Columbia High Income Fund

Summary

■  For the six-month period ended September 30, 2006, the fund's Class A shares returned 3.39% without sales charge. Its benchmark, the Credit Suisse High Yield Index, returned 3.93%.1 The fund's return was slightly higher than the 3.10% average return of its peer group, the Lipper High Current Yield Funds Classification Average.2 Security selection and sector allocation drove the fund's performance during the period.

■  Airlines, automotive and cable/wireless cable were three of the top-performing sectors in the index, and the fund's overall performance was helped by its overweight in airlines as well as its security selection in the automotive and cable/wireless sectors. Within the airlines sector, Delta Airlines Inc. and Northwest Airlines Corp. performed well (0.9% and 0.9% of net assets, respectively). Both companies are working through the bankruptcy process and investors generally have positive expectations for the outcome. A drop in oil prices also aided both airlines. General Motors Acceptance Corp. (GMAC) (2.8% of net assets) gained ground as General Motors stock appreciated. Finally, UnitedGlobalCom, Inc. (0.3% of net assets), an international provider of integrated broadband television, telephone, Internet access and programming services, was a positive contributor to the six-month return. The company reported solid second-quarter results, which enhanced the value of its bonds.

Individual securities that hampered the fund's performance included Columbia/HCA Healthcare Corp., Magnachip Semicondutor SA and Ainsworth Lumber Co., Ltd. (0.0%, 0.4% and 0.2% of net assets, respectively). Columbia/HCA underperformed on news that the company's bonds would be subordinated to new issues to finance a buyout offer, which was accepted from a private equity group. The buyout has not yet been approved. We reduced our position in the bonds. Magnachip Semiconductor suffered after reporting a disappointing second quarter. The company lowered its outlook for the 2006 product cycle. Finally, slowing demand in the housing market, combined with lower second-quarter sales and earnings and a strong Canadian dollar, weakened performance for Canadian-based Ainsworth Lumber. We lowered the fund's position in the company's bonds.

■  With the difference in yield between US Treasuries and high-yield bonds running around 360 basis points, we continue to believe that the high-yield market may be fairly valued (a basis point is one/one hundredth of a percent). In our view, investors may not be requiring sufficient additional yield to justify the move from relative safety to higher relative risk, and the credit risk within the high-yield market may be mispriced. As a result, we plan to continue to position the fund conservatively, with a tilt toward higher quality within the high-yield universe.

Portfolio Management

The fund is managed by the High Yield Portfolio Management Team of MacKay Shields LLC, investment sub-advisor to the fund. J. Matthew Philo is the lead portfolio manager responsible for making the day-to-day investment decisions for the fund, and has been a portfolio manager for the fund since its inception.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Source for all security-specific commentary—MacKay Shields LLC.

Source for all statistical data—Columbia Management Advisors, LLC.

Investing in high yield securities (commonly known as "junk" bonds) offers the potential for high current income and attractive total return but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds.

1The Credit Suisse High Yield Index is an a broad-based index that tracks the performance of high yield bonds. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads. Funds in the Lipper High Current Yield Funds Category aim at high (relative) current yield from fixed income securities and have no quality or maturity restrictions.

Summary

+3.39%

Class A shares (without sales charge)

+3.93%

Credit Suisse High Yield Index

Management Style
Fixed-Income

Management Style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.

9

Investment Portfolio Columbia Total Return Bond Fund (September 30, 2006) (Unaudited)

Mortgage-Backed Securities – 34.9%
	Par ($)	Value ($)
Federal Home Loan Mortgage Corp.
3.500% 10/01/18	4,097,315	3,766,581
5.000% 10/01/35	171,457,645	164,992,177
5.000% 11/01/35	22,798,116	21,938,426
5.500% 12/01/17	259,406	259,911
5.500% 12/01/18	1,725,188	1,727,939
5.500% 07/01/19	1,346,022	1,346,963
6.000% 05/01/17	118,291	119,997
6.000% 07/01/17	2,541,508	2,578,152
8.000% 11/01/09	16,393	16,826
8.000% 04/01/10	13,752	14,149
8.500% 11/01/26	210,101	225,392
TBA:
4.500% 10/17/21 (a)	48,000,000	46,230,000
5.500% 10/17/21 (a)	118,608,000	118,496,746
5.500% 10/12/36 (a)	43,360,000	42,750,272
6.000% 10/17/21 (a)	18,629,000	18,885,149
6.500% 10/12/36 (a)	13,000,000	13,239,694
Federal National Mortgage Association
5.000% 09/01/35	8,840,437	8,500,230
5.988% 06/01/32 (b)	33,616	33,247
6.121% 07/01/32 (b)	419,373	414,584
7.000% 10/01/11	214,442	219,657
7.199% 08/01/36 (b)	50,950	51,667
8.000% 12/01/09	192,265	192,354
10.000% 09/01/18	84,132	92,588
TBA:
5.500% 10/12/36 (a)	127,559,000	125,645,615
6.000% 10/12/36 (a)	17,231,000	17,306,386
6.500% 10/12/36 (a)	75,614,000	76,984,504
Government National Mortgage Association
7.000% 01/15/30	1,257,626	1,299,103
7.500% 12/15/23	1,203,836	1,253,220
7.500% 07/20/28	505,903	523,608
8.000% 11/15/07	4,034	4,062
8.000% 05/15/17	14,266	15,039
8.500% 02/15/25	134,975	145,516
9.500% 09/15/09	1,800	1,867
13.000% 01/15/11	4,576	5,081
13.000% 02/15/11	2,409	2,675
Total Mortgage-Backed Securities (cost of $669,153,777)		669,279,377

Corporate Fixed-Income Bonds & Notes – 33.4%
	Par ($)		Value ($)
Basic Materials – 0.9%
Chemicals – 0.6%
BCP Crystal US Holdings Corp.
9.625% 06/15/14		240,000	260,400
Chemtura Corp.
6.875% 06/01/16		265,000	261,356
E.I. Dupont De Nemours & Co.
3.375% 11/15/07		2,108,000	2,058,559
Eastman Chemical Co.
6.300% 11/15/18		4,062,000	4,051,447
EquiStar Chemicals LP
10.125% 09/01/08		25,000	26,469
10.625% 05/01/11		285,000	305,662
Huntsman International LLC
8.375% 01/01/15 (c)		410,000	414,100
IMC Global, Inc.
10.875% 08/01/13		265,000	295,475
Ineos Group Holdings PLC
7.875% 02/15/16 (c)	EUR	290,000	343,832
8.500% 02/15/16 (c)	USD	85,000	80,963
Innophos Investments Holdings, Inc.
PIK,
13.405% 02/15/15 (b)(d)		290,155	299,082
Lyondell Chemical Co.
8.000% 09/15/14		195,000	197,438
8.250% 09/15/16		255,000	258,825
NOVA Chemicals Corp.
6.500% 01/15/12		235,000	220,900
Praxair, Inc.
4.750% 07/15/07		1,989,000	1,980,666
Rhodia SA
8.875% 06/01/11 (e)		440,000	454,300
Terra Capital, Inc.
12.875% 10/15/08		345,000	385,537
Chemicals Total			11,895,011
Forest Products & Paper – 0.1%
Abitibi-Consolidated, Inc.
8.375% 04/01/15		410,000	373,100

See Accompanying Notes to Financial Statements.

10

Columbia Total Return Bond Fund (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Boise Cascade LLC
7.125% 10/15/14	175,000	163,188
Buckeye Technologies, Inc.
8.500% 10/01/13	220,000	220,550
Domtar, Inc.
7.125% 08/15/15	260,000	241,800
Georgia-Pacific Corp.
8.000% 01/15/24	505,000	497,425
NewPage Corp.
10.000% 05/01/12	335,000	345,887
12.000% 05/01/13 (e)	115,000	119,025
Norske Skog
Series D,
8.625% 06/15/11	245,000	240,712
Forest Products & Paper Total		2,201,687
Iron/Steel – 0.0%
UCAR Finance, Inc.
10.250% 02/15/12	280,000	294,000
Iron/Steel Total		294,000
Metals & Mining – 0.2%
FMG Finance Ltd.
10.625% 09/01/16 (c)	380,000	364,800
Hudson Bay Mining & Smelting Co., Ltd.
9.625% 01/15/12	80,000	88,000
Vale Overseas Ltd.
6.250% 01/11/16	1,970,000	1,955,225
Metals & Mining Total		2,408,025
Basic Materials Total		16,798,723
Communications – 3.7%
Media – 1.8%
Advanstar Communications, Inc.
12.000% 02/15/11	360,000	378,900
Atlantic Broadband Finance LLC
9.375% 01/15/14	225,000	219,938
Charter Communications Holdings I LLC
11.000% 10/01/15	380,000	345,800
Charter Communications Holdings II LLC
10.250% 09/15/10	650,000	663,000
Charter Communications Holdings LLC
9.920% 04/01/14	285,000	194,869

	Par ($)	Value ($)
CMP Susquehanna Corp.
9.875% 05/15/14 (c)	340,000	319,600
Comcast Cable Communications Holdings, Inc.
8.375% 03/15/13	1,645,000	1,876,428
Comcast Cable Communications, Inc.
7.125% 06/15/13 (e)	1,550,000	1,671,095
Comcast Corp.
5.900% 03/15/16	5,335,000	5,337,459
6.500% 11/15/35	1,100,000	1,107,661
CSC Holdings, Inc.
7.625% 04/01/11	785,000	805,606
Dex Media, Inc.
(f) 11/15/13
(9.000% 11/15/08)	600,000	505,500
DirecTV Holdings LLC
6.375% 06/15/15	350,000	329,000
EchoStar DBS Corp.
6.625% 10/01/14	495,000	470,869
Fisher Communications, Inc.
8.625% 09/15/14	215,000	223,063
Insight Midwest LP
9.750% 10/01/09	350,000	356,125
Lamar Media Corp.
6.625% 08/15/15	310,000	297,213
LIN Television Corp.
Series A-3,
6.500% 05/15/13	385,000	359,012
News America Holdings, Inc.
8.150% 10/17/36	3,650,000	4,277,227
9.250% 02/01/13	647,000	764,900
News America, Inc.
6.400% 12/15/35	1,660,000	1,628,015
6.550% 03/15/33	840,000	827,509
PriMedia, Inc.
8.000% 05/15/13	580,000	526,350
Quebecor Media, Inc.
7.750% 03/15/16	280,000	280,350
RH Donnelley Corp.
Series A-3,
8.875% 01/15/16	350,000	350,875

See Accompanying Notes to Financial Statements.

11

Columbia Total Return Bond Fund (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Sinclair Broadcast Group, Inc.
8.000% 03/15/12	185,000	187,544
8.750% 12/15/11	135,000	140,738
TCI Communications, Inc.
9.875% 06/15/22	2,159,000	2,830,486
Telenet Group Holding NV
(f) 06/15/14 (c)
(11.500% 12/15/08)	278,000	243,250
Time Warner Entertainment Co. LP
8.375% 07/15/33	1,505,000	1,774,991
Time Warner, Inc.
9.125% 01/15/13 (e)	2,472,000	2,880,332
Viacom, Inc.
5.750% 04/30/11 (c)	2,000,000	1,996,012
6.875% 04/30/36 (c)	985,000	973,759
WDAC Subsidiary Corp.
8.375% 12/01/14 (c)	400,000	402,000
XM Satellite Radio, Inc.
9.750% 05/01/14 (e)	270,000	257,850
Media Total		35,803,326
Telecommunication Services – 1.9%
America Movil SA de CV
5.750% 01/15/15	3,215,000	3,166,306
American Towers, Inc.
7.250% 12/01/11	420,000	432,600
Cincinnati Bell, Inc.
7.000% 02/15/15	315,000	308,700
Citizens Communications Co.
9.000% 08/15/31	430,000	461,175
Digicel Ltd.
9.250% 09/01/12 (c)	350,000	363,125
Dobson Cellular Systems, Inc.
8.375% 11/01/11	540,000	560,925
9.875% 11/01/12	135,000	144,788
Embarq Corp.
7.082% 06/01/16	150,000	153,015
Horizon PCS, Inc.
11.375% 07/15/12	210,000	235,725
Inmarsat Finance II PLC
(f) 11/15/12
(10.375% 11/15/08)	315,000	278,775

	Par ($)		Value ($)
Intelsat Intermediate Holdings Co., Ltd.
(f) 02/01/15
(9.250% 02/01/10)		270,000	195,750
Intelsat Subsidiary Holding Co., Ltd.
8.250% 01/15/13		295,000	298,688
Lucent Technologies, Inc.
6.450% 03/15/29		385,000	342,650
Nextel Communications, Inc.
6.875% 10/31/13		995,000	1,012,853
7.375% 08/01/15		850,000	876,978
Nextel Partners, Inc.
8.125% 07/01/11		350,000	367,500
Nordic Telephone Co. Holdings
8.250% 05/01/16 (c)	EUR	245,000	335,526
8.875% 05/01/16 (c)	USD	105,000	110,381
PanAmSat Corp.
9.000% 08/15/14		125,000	129,063
Qwest Communications International, Inc.
7.500% 02/15/14		225,000	225,563
Qwest Corp.
7.500% 10/01/14 (c)		110,000	113,575
7.500% 06/15/23		505,000	499,950
8.875% 03/15/12		365,000	398,306
Rogers Cantel, Inc.
9.750% 06/01/16		315,000	395,325
Rogers Wireless, Inc.
8.000% 12/15/12		265,000	281,563
Rural Cellular Corp.
8.250% 03/15/12		425,000	437,750
9.750% 01/15/10 (e)		60,000	60,375
11.239% 11/01/12 (b)		345,000	355,781
Sprint Capital Corp.
6.125% 11/15/08		1,009,000	1,023,780
6.875% 11/15/28		950,000	962,788
8.750% 03/15/32		3,027,000	3,691,423
Syniverse Technologies, Inc.
7.750% 08/15/13		200,000	192,500
Telecom Italia Capital SA
7.200% 07/18/36		1,235,000	1,269,327
Telefonica Emisones SAU
5.984% 06/20/11 (e)		4,620,000	4,707,604

See Accompanying Notes to Financial Statements.

12

Columbia Total Return Bond Fund (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
TELUS Corp.
7.500% 06/01/07	7,873,000	7,975,695
Time Warner Telecom Holdings, Inc.
9.250% 02/15/14	300,000	315,750
US LEC Corp.
13.620% 10/01/09 (b)	305,000	324,062
Vodafone Group PLC
5.750% 03/15/16	2,495,000	2,476,455
Windstream Corp.
8.625% 08/01/16 (c)	365,000	390,550
Telecommunication Services Total		35,872,645
Communications Total		71,675,971
Consumer Cyclical – 2.6%
Airlines – 0.2%
Continental Airlines, Inc.
7.461% 04/01/15	2,875,404	2,875,404
7.568% 12/01/06	555,000	555,000
Airlines Total		3,430,404
Apparel – 0.1%
Broder Brothers Co.
11.250% 10/15/10	215,000	209,625
Levi Strauss & Co.
9.750% 01/15/15	445,000	461,688
Phillips-Van Heusen Corp.
7.250% 02/15/11	100,000	101,000
8.125% 05/01/13	300,000	312,750
Apparel Total		1,085,063
Auto Manufacturers – 0.4%
DaimlerChrysler NA Holding Corp.
4.050% 06/04/08	6,697,000	6,539,681
8.500% 01/18/31	500,000	594,205
General Motors Corp.
8.375% 07/15/33	365,000	315,725
Auto Manufacturers Total		7,449,611
Auto Parts & Equipment – 0.1%
Commercial Vehicle Group
8.000% 07/01/13	265,000	253,737
Goodyear Tire & Rubber Co.
9.000% 07/01/15	460,000	466,900

	Par ($)	Value ($)
TRW Automotive, Inc.
9.375% 02/15/13	345,000	367,425
Auto Parts & Equipment Total		1,088,062
Distribution/Wholesale – 0.0%
Buhrmann US, Inc.
7.875% 03/01/15	300,000	288,750
Distribution/Wholesale Total		288,750
Entertainment – 0.1%
Global Cash Access LLC
8.750% 03/15/12	255,000	267,750
Six Flags, Inc.
9.625% 06/01/14	175,000	155,750
Steinway Musical Instruments, Inc.
7.000% 03/01/14 (c)	370,000	362,600
Warner Music Group
7.375% 04/15/14	295,000	287,625
WMG Holdings Corp.
(f) 12/15/14
(9.500% 12/15/09)	135,000	100,575
Entertainment Total		1,174,300
Home Builders – 0.4%
Centex Corp.
6.500% 05/01/16	5,050,000	5,110,635
D.R. Horton, Inc.
5.625% 09/15/14	2,970,000	2,800,137
K. Hovnanian Enterprises, Inc.
6.375% 12/15/14	355,000	317,725
KB Home
5.875% 01/15/15	235,000	211,955
Home Builders Total		8,440,452
Home Furnishings – 0.0%
Sealy Mattress Co.
8.250% 06/15/14	220,000	224,400
Home Furnishings Total		224,400
Leisure Time – 0.0%
K2, Inc.
7.375% 07/01/14	190,000	185,012
Royal Caribbean Cruises Ltd.
7.000% 06/15/13	400,000	404,384

See Accompanying Notes to Financial Statements.

13

Columbia Total Return Bond Fund (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Town Sports International, Inc.
(f) 02/01/14
(11.000% 02/01/09)	309,000	253,766
Leisure Time Total		843,162
Lodging – 0.4%
CCM Merger, Inc.
8.000% 08/01/13 (c)	200,000	192,000
Chukchansi Economic Development Authority
8.780% 11/15/12 (b)(c)	345,000	355,350
Galaxy Entertainment Finance Co., Ltd.
9.875% 12/15/12 (c)	370,000	387,113
Greektown Holdings LLC
10.750% 12/01/13 (c)	480,000	506,400
Hard Rock Hotel, Inc.
8.875% 06/01/13	430,000	464,937
Harrah's Operating Co., Inc.
5.625% 06/01/15	3,850,000	3,578,629
Hilton Hotels Corp.
7.500% 12/15/17	340,000	362,525
MGM Mirage
6.750% 09/01/12	500,000	493,125
8.500% 09/15/10	155,000	164,881
Mohegan Tribal Gaming Authority
6.125% 02/15/13	170,000	166,175
Pinnacle Entertainment, Inc.
8.250% 03/15/12	440,000	445,500
Starwood Hotels & Resorts Worldwide, Inc.
7.875% 05/01/12	105,000	110,250
Station Casinos, Inc.
6.000% 04/01/12	165,000	159,225
Wynn Las Vegas LLC
6.625% 12/01/14	435,000	421,950
Lodging Total		7,808,060
Retail – 0.9%
AmeriGas Partners LP
7.125% 05/20/16	315,000	310,275
Asbury Automotive Group, Inc.
8.000% 03/15/14	415,000	409,813
AutoNation, Inc.
7.000% 04/15/14 (c)	145,000	144,638
7.507% 04/15/13 (b)(c)	90,000	91,125

	Par ($)	Value ($)
CVS Corp.
5.298% 01/11/27 (c)	2,448,393	2,334,224
5.750% 08/15/11	1,115,000	1,129,514
Dave & Buster's, Inc.
11.250% 03/15/14	220,000	209,000
Federated Department Stores, Inc.
6.900% 04/01/29 (e)	3,700,000	3,776,660
Ferrellgas Partners LP
8.750% 06/15/12	160,000	166,400
Inergy LP/Inergy Finance Corp.
8.250% 03/01/16	315,000	326,025
Landry's Restaurants, Inc.
7.500% 12/15/14	380,000	363,850
Rite Aid Corp.
7.500% 01/15/15	380,000	360,050
Tempur-Pedic, Inc.
10.250% 08/15/10	410,000	429,987
Wal-Mart Stores, Inc.
4.125% 02/15/11	6,135,000	5,906,140
5.250% 09/01/35	1,685,000	1,574,919
Retail Total		17,532,620
Textiles – 0.0%
INVISTA
9.250% 05/01/12 (c)	290,000	306,675
Textiles Total		306,675
Consumer Cyclical Total		49,671,559
Consumer Non-Cyclical – 2.4%
Agriculture – 0.0%
Alliance One International, Inc.
11.000% 05/15/12	210,000	214,200
Reynolds American, Inc.
7.625% 06/01/16 (c)	235,000	243,768
Agriculture Total		457,968
Beverages – 0.2%
Constellation Brands, Inc.
7.250% 09/01/16	190,000	192,138
8.125% 01/15/12	240,000	248,100
Cott Beverages, Inc.
8.000% 12/15/11	220,000	224,400
SABMiller PLC
6.200% 07/01/11 (c)	3,720,000	3,817,687
Beverages Total		4,482,325

See Accompanying Notes to Financial Statements.

14

Columbia Total Return Bond Fund (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Biotechnology – 0.0%
Bio-Rad Laboratories, Inc.
7.500% 08/15/13	300,000	306,750
Biotechnology Total		306,750
Commercial Services – 0.2%
ACE Cash Express, Inc.
10.250% 10/01/14 (c)	190,000	192,375
Ashtead Capital, Inc.
9.000% 08/15/16 (c)	25,000	26,000
Ashtead Holdings PLC
8.625% 08/01/15 (c)	435,000	441,525
Avis Budget Car Rental LLC
7.625% 05/15/14 (c)	225,000	218,250
7.750% 05/15/16 (c)	145,000	140,288
Corrections Corp. of America
6.250% 03/15/13	240,000	235,200
Dollar Financial Group, Inc.
9.750% 11/15/11	185,000	201,824
GEO Group, Inc.
8.250% 07/15/13	330,000	330,000
Hertz Corp.
8.875% 01/01/14 (c)	355,000	371,862
Iron Mountain, Inc.
7.750% 01/15/15	280,000	280,000
Quebecor World Capital Corp.
8.750% 03/15/16 (c)	325,000	312,812
Service Corp. International
6.750% 04/01/16	90,000	86,288
7.375% 10/01/14 (c)	35,000	35,219
7.625% 10/01/18 (c)	25,000	25,156
7.700% 04/15/09	210,000	215,513
United Rentals North America, Inc.
6.500% 02/15/12	135,000	130,275
7.750% 11/15/13	275,000	270,875
Commercial Services Total		3,513,462
Cosmetics/Personal Care – 0.0%
DEL Laboratories, Inc.
8.000% 02/01/12 (e)	295,000	258,862
Elizabeth Arden, Inc.
7.750% 01/15/14	170,000	166,600
Cosmetics/Personal Care Total		425,462

	Par ($)	Value ($)
Food – 0.8%
Dean Foods Co.
7.000% 06/01/16	250,000	250,000
Dole Food Co., Inc.
8.625% 05/01/09	283,000	276,633
Fred Meyer, Inc.
7.450% 03/01/08	1,630,000	1,673,301
Kraft Foods, Inc.
6.250% 06/01/12	6,165,000	6,412,001
Kroger Co.
7.500% 04/01/31 (e)	1,510,000	1,669,984
8.000% 09/15/29	970,000	1,107,928
Merisant Co.
9.500% 07/15/13	410,000	262,400
Pinnacle Foods Holding Corp.
8.250% 12/01/13	485,000	485,606
Reddy Ice Holdings, Inc.
(f) 11/01/12
(10.500% 11/01/08)	355,000	307,075
Tyson Foods, Inc.
8.250% 10/01/11	1,920,000	2,063,823
Food Total		14,508,751
Healthcare Services – 0.3%
Aetna, Inc.
6.000% 06/15/16	345,000	354,817
6.625% 06/15/36	3,585,000	3,789,503
DaVita, Inc.
7.250% 03/15/15	440,000	432,300
Extendicare Health Services, Inc.
6.875% 05/01/14	65,000	69,550
9.500% 07/01/10	15,000	15,731
Select Medical Corp.
7.625% 02/01/15	170,000	143,225
Tenet Healthcare Corp.
9.875% 07/01/14	450,000	448,312
US Oncology Holdings, Inc.
10.675% 03/15/15 (b)	130,000	132,600
US Oncology, Inc.
9.000% 08/15/12	300,000	310,500
Healthcare Services Total		5,696,538

See Accompanying Notes to Financial Statements.

15

Columbia Total Return Bond Fund (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)		Value ($)
Household Products/Wares – 0.4%
ACCO Brands Corp.
7.625% 08/15/15		165,000	159,637
American Greetings Corp.
7.375% 06/01/16		205,000	208,075
Amscan Holdings, Inc.
8.750% 05/01/14		395,000	357,475
Fortune Brands, Inc.
2.875% 12/01/06		1,926,000	1,917,714
5.125% 01/15/11		1,565,000	1,536,915
5.375% 01/15/16 (e)		3,190,000	3,042,826
Jostens IH Corp.
7.625% 10/01/12		265,000	266,325
Scotts Co.
6.625% 11/15/13		255,000	248,944
Household Products/Wares Total			7,737,911
Pharmaceuticals – 0.5%
AmerisourceBergen Corp.
5.875% 09/15/15		230,000	225,487
Elan Finance PLC
7.750% 11/15/11		425,000	413,844
Mylan Laboratories, Inc.
6.375% 08/15/15		215,000	208,281
NBTY, Inc.
7.125% 10/01/15		270,000	261,225
Nycomed A/S
PIK,
11.750% 09/15/13 (c)(d)	EUR	205,767	271,057
Omnicare, Inc.
6.750% 12/15/13	USD	210,000	204,225
Warner Chilcott Corp.
8.750% 02/01/15		310,000	320,850
Wyeth
5.500% 02/01/14		5,000,000	5,009,470
5.500% 02/15/16		2,150,000	2,148,284
Pharmaceuticals Total			9,062,723
Consumer Non-Cyclical Total			46,191,890

Diversified – 0.4%
	Par ($)	Value ($)
Holding Companies-Diversified – 0.4%
Hutchison Whampoa International Ltd.
6.250% 01/24/14 (c)	6,000,000	6,200,478
7.450% 11/24/33 (c)	1,000,000	1,133,415
Holding Companies-Diversified Total		7,333,893
Diversified Total		7,333,893
Energy – 3.2%
Coal – 0.0%
Arch Western Finance LLC
6.750% 07/01/13	360,000	345,600
Massey Energy Co.
6.875% 12/15/13	290,000	262,450
Coal Total		608,050
Oil & Gas – 2.5%
Amerada Hess Corp.
7.125% 03/15/33	380,000	420,094
7.300% 08/15/31	3,980,000	4,481,603
Anadarko Petroleum Corp.
5.950% 09/15/16	3,725,000	3,769,506
6.450% 09/15/36	4,485,000	4,581,109
Chesapeake Energy Corp.
7.500% 06/15/14	470,000	475,288
Compton Petroleum Finance Corp.
7.625% 12/01/13	375,000	361,875
El Paso Production Holding Co.
7.750% 06/01/13	415,000	424,338
Forest Oil Corp.
8.000% 12/15/11	225,000	232,875
Gazprom International SA
7.201% 02/01/20 (c)	3,225,000	3,386,250
Magnum Hunter Resources, Inc.
9.600% 03/15/12	235,000	248,513
Marathon Oil Corp.
6.000% 07/01/12	6,060,000	6,238,400
6.800% 03/15/32	1,000,000	1,110,678
Newfield Exploration Co.
6.625% 09/01/14	240,000	234,900
6.625% 04/15/16	50,000	48,625

See Accompanying Notes to Financial Statements.

16

Columbia Total Return Bond Fund (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Nexen, Inc.
5.875% 03/10/35	4,520,000	4,309,526
7.875% 03/15/32	1,040,000	1,231,977
Petrobras International Finance Co.
8.375% 12/10/18	2,180,000	2,539,700
PetroHawk Energy Corp.
9.125% 07/15/13 (c)	300,000	301,500
Pogo Producing Co.
6.625% 03/15/15	225,000	214,875
Premcor Refining Group, Inc.
7.500% 06/15/15	240,000	250,772
Pride International, Inc.
7.375% 07/15/14	185,000	190,550
Qatar Petroleum
5.579% 05/30/11 (c)	2,485,000	2,503,789
Quicksilver Resources, Inc.
7.125% 04/01/16	230,000	217,925
Ras Laffan Liquefied Natural Gas Co., Ltd. II
5.298% 09/30/20 (c)	5,000,000	4,815,900
Tesoro Corp.
6.625% 11/01/15 (c)	390,000	375,375
Valero Energy Corp.
6.875% 04/15/12	4,235,000	4,508,619
Oil & Gas Total		47,474,562
Oil & Gas Services – 0.0%
Hornbeck Offshore Services, Inc.
6.125% 12/01/14	315,000	294,131
Oil & Gas Services Total		294,131
Pipelines – 0.7%
Atlas Pipeline Partners LP
8.125% 12/15/15	295,000	300,162
Colorado Interstate Gas Co.
6.800% 11/15/15	550,000	554,286
Consolidated Natural Gas Co.
5.375% 11/01/06	3,144,000	3,143,484
Duke Capital LLC
4.370% 03/01/09	4,046,000	3,959,970
MarkWest Energy Partners LP
8.500% 07/15/16 (c)	350,000	352,625
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.250% 09/15/15	425,000	418,625

	Par ($)	Value ($)
TEPPCO Partners LP
7.625% 02/15/12	3,991,000	4,276,285
Williams Companies, Inc.
6.375% 10/01/10 (c)	535,000	532,325
8.125% 03/15/12	460,000	491,050
Pipelines Total		14,028,812
Energy Total		62,405,555
Financials – 14.1%
Banks – 3.9%
Bank One Corp.
6.000% 08/01/08	2,000,000	2,032,702
Chinatrust Commercial Bank
5.625% 12/29/49 (b)(c)	1,220,000	1,162,542
First Union National Bank
5.800% 12/01/08	7,489,000	7,598,924
HSBC Bank USA
3.875% 09/15/09	10,900,000	10,543,188
5.875% 11/01/34	2,000,000	1,987,642
Marshall & Ilsley Corp.
4.375% 08/01/09 (e)	1,330,000	1,304,330
PNC Funding Corp.
5.125% 12/14/10	5,941,000	5,923,474
Popular North America, Inc.
6.125% 10/15/06	5,292,000	5,292,968
Union Planters Corp.
4.375% 12/01/10	3,820,000	3,711,982
USB Capital IX
6.189% 04/15/42 (b)	2,360,000	2,386,798
Wachovia Capital Trust III
5.800% 03/15/42 (b)	5,380,000	5,394,601
Wachovia Corp.
4.375% 06/01/10 (e)	1,365,000	1,332,561
5.350% 03/15/11	410,000	412,812
5.550% 06/01/10 (b)	3,500,000	3,508,505
Wells Fargo & Co.
4.875% 01/12/11	15,180,000	15,035,805
5.430% 03/10/08 (b)	1,400,000	1,401,131
5.490% 09/15/09 (b)	5,000,000	5,008,385
Banks Total		74,038,350

See Accompanying Notes to Financial Statements.

17

Columbia Total Return Bond Fund (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)		Value ($)
Diversified Financial Services – 7.9%
American General Finance Corp.
5.400% 12/01/15		1,755,000	1,737,532
Bear Stearns Companies, Inc.
4.500% 10/28/10		6,256,000	6,088,302
Capital One Capital III
7.686% 08/15/36		1,590,000	1,694,132
Capital One Financial Corp.
6.150% 09/01/16		1,020,000	1,032,100
Caterpillar Financial Services Corp.
4.500% 09/01/08		8,110,000	8,000,199
CIT Group, Inc.
5.850% 09/15/16		6,805,000	6,885,401
7.375% 04/02/07		2,752,000	2,779,484
Citicorp
8.040% 12/15/19 (c)		6,000,000	7,114,488
Citigroup Global Markets Holdings, Inc.
6.500% 02/15/08		2,557,000	2,599,247
Citigroup, Inc.
4.625% 08/03/10		10,500,000	10,318,361
Credit Suisse First Boston USA, Inc.
6.125% 11/15/11		3,452,000	3,580,204
E*Trade Financial Corp.
8.000% 06/15/11		320,000	331,200
El Paso Performance-Linked Trust
7.750% 07/15/11 (c)		530,000	544,575
ERAP
3.750% 04/25/10	EUR	1,420,000	1,804,972
Ford Motor Credit Co.
7.375% 10/28/09	USD	1,755,000	1,705,516
7.375% 02/01/11		2,330,000	2,236,399
9.875% 08/10/11		400,000	413,925
Fund American Companies, Inc.
5.875% 05/15/13		3,225,000	3,187,664
General Electric Capital Corp.
3.750% 12/15/09		3,500,000	3,364,011
6.750% 03/15/32 (e)		6,000,000	6,858,240
General Motors Acceptance Corp.
6.150% 04/05/07		4,263,000	4,258,140
6.875% 09/15/11		2,081,000	2,069,975
8.000% 11/01/31		625,000	653,488

	Par ($)	Value ($)
Goldman Sachs Group, Inc.
4.750% 07/15/13	2,950,000	2,832,785
6.345% 02/15/34 (e)	1,550,000	1,540,128
6.600% 01/15/12 (e)	5,858,000	6,181,309
HSBC Finance Corp.
6.375% 11/27/12 (e)	1,907,000	2,000,641
Hughes Network Systems LLC/HNS Finance Corp.
9.500% 04/15/14 (c)	135,000	139,050
International Lease Finance Corp.
4.875% 09/01/10	6,000,000	5,928,204
JPMorgan Chase & Co.
4.600% 01/17/11	3,165,000	3,094,661
5.698% 10/02/09 (b)	3,000,000	3,012,327
7.250% 06/01/07	7,008,000	7,079,180
JPMorgan Chase Capital XVIII
6.950% 08/17/36	3,500,000	3,717,630
LaBranche & Co., Inc.
11.000% 05/15/12	265,000	283,550
Lehman Brothers Holdings, Inc.
7.000% 02/01/08	4,530,000	4,624,138
Merrill Lynch & Co.
6.050% 05/16/16	2,875,000	2,972,943
Morgan Stanley
6.750% 04/15/11	6,500,000	6,872,034
Prudential Funding LLC
6.600% 05/15/08 (c)	6,773,000	6,913,519
Residential Capital Corp.
6.375% 06/30/10	2,540,000	2,569,916
6.500% 04/17/13	5,195,000	5,275,746
SLM Corp.
4.500% 07/26/10 (e)	5,650,000	5,501,416
Windsor Financing LLC
5.881% 07/15/17 (c)	1,727,512	1,729,171
Diversified Financial Services Total		151,525,903
Insurance – 0.2%
ING Groep NV
5.775% 12/29/49 (b)	2,855,000	2,817,251
Insurance Total		2,817,251
Real Estate – 0.4%
EOP Operating LP
4.750% 03/15/14	5,107,000	4,830,670
7.000% 07/15/11	3,136,000	3,319,638
Real Estate Total		8,150,308

See Accompanying Notes to Financial Statements.

18

Columbia Total Return Bond Fund (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Real Estate Investment Trusts (REITs) – 1.2%
Archstone-Smith Trust
5.750% 03/15/16	2,420,000	2,438,728
Camden Property Trust
5.375% 12/15/13	5,483,000	5,407,927
Health Care Property Investors, Inc.
6.300% 09/15/16	4,210,000	4,238,152
Host Marriott LP
Series Q,
6.750% 06/01/16	535,000	527,644
iStar Financial, Inc.
5.800% 03/15/11	5,500,000	5,535,442
Rouse Co. LP
6.750% 05/01/13 (c)	340,000	339,780
Simon Property Group LP
3.750% 01/30/09	5,283,000	5,100,393
Real Estate Investment Trusts (REITs) Total		23,588,066
Savings & Loans – 0.5%
Washington Mutual Bank
5.125% 01/15/15	1,885,000	1,820,101
6.750% 05/20/36	2,250,000	2,416,673
Washington Mutual, Inc.
4.625% 04/01/14	6,200,000	5,787,347
Savings & Loans Total		10,024,121
Financials Total		270,143,999
Industrials – 1.7%
Aerospace & Defense – 0.2%
DRS Technologies, Inc.
6.875% 11/01/13	300,000	296,250
L-3 Communications Corp.
6.375% 10/15/15	325,000	316,063
Raytheon Co.
5.375% 04/01/13 (e)	2,200,000	2,200,486
7.200% 08/15/27 (e)	830,000	965,455
Sequa Corp.
9.000% 08/01/09	445,000	472,256
Aerospace & Defense Total		4,250,510
Building Materials – 0.1%
Goodman Global Holding Co., Inc.
7.875% 12/15/12	250,000	238,125

	Par ($)	Value ($)
Nortek, Inc.
8.500% 09/01/14	225,000	212,625
NTK Holdings, Inc.
(f) 03/01/14
(10.750% 09/01/09)	185,000	127,650
RMCC Acquisition Co.
10.000% 11/01/12 (c)	315,000	326,025
Building Materials Total		904,425
Electronics – 0.0%
Flextronics International Ltd.
6.250% 11/15/14	300,000	291,000
Electronics Total		291,000
Environmental Control – 0.0%
Allied Waste North America, Inc.
7.125% 05/15/16 (e)	90,000	88,763
7.875% 04/15/13	350,000	357,875
Environmental Control Total		446,638
Machinery-Construction & Mining – 0.0%
Terex Corp.
7.375% 01/15/14	360,000	361,800
Machinery-Construction & Mining Total		361,800
Machinery-Diversified – 0.1%
Columbus McKinnon Corp.
8.875% 11/01/13	215,000	219,837
Douglas Dynamics LLC
7.750% 01/15/12 (c)	215,000	203,175
Manitowoc Co., Inc.
7.125% 11/01/13	250,000	246,250
Machinery-Diversified Total		669,262
Metal Fabricate/Hardware – 0.0%
Mueller Group, Inc.
10.000% 05/01/12	162,000	175,972
Mueller Holdings, Inc.
(f) 04/15/14
(14.750% 04/15/09)	175,000	154,000
TriMas Corp.
9.875% 06/15/12	210,000	194,250
Metal Fabricate/Hardware Total		524,222
Miscellaneous Manufacturing – 0.5%
Bombardier, Inc.
6.300% 05/01/14 (c)	450,000	403,875
General Electric Co.
5.000% 02/01/13	5,783,000	5,717,658

See Accompanying Notes to Financial Statements.

19

Columbia Total Return Bond Fund (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
J.B. Poindexter & Co.
8.750% 03/15/14	275,000	226,875
Koppers Holdings, Inc.
(f) 11/15/14
(9.875% 11/15/09)	270,000	198,450
Nutro Products, Inc.
10.750% 04/15/14 (c)	250,000	267,500
Siemens Financieringsmaatschappij NV
6.125% 08/17/26 (c)	2,865,000	2,937,570
Trinity Industries, Inc.
6.500% 03/15/14	375,000	366,563
Miscellaneous Manufacturing Total		10,118,491
Packaging & Containers – 0.1%
Consolidated Container Co., LLC
(f) 06/15/09
(10.750% 06/15/07)	265,000	254,400
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	530,000	536,625
Jefferson Smurfit Corp.
8.250% 10/01/12	195,000	186,712
MDP Acquisitions PLC
9.625% 10/01/12	190,000	200,450
Owens-Brockway Glass Container, Inc.
8.250% 05/15/13	400,000	410,000
Owens-Illinois, Inc.
7.500% 05/15/10	235,000	235,000
Solo Cup Co.
8.500% 02/15/14	85,000	73,419
Packaging & Containers Total		1,896,606
Transportation – 0.7%
Burlington Northern Santa Fe Corp.
6.750% 07/15/11	4,184,000	4,438,621
CHC Helicopter Corp.
7.375% 05/01/14	405,000	381,713
QDI LLC
9.000% 11/15/10	290,000	277,675
Ship Finance International Ltd.
8.500% 12/15/13	360,000	347,400
Stena AB
7.000% 12/01/16	500,000	471,250
Teekay Shipping Corp.
8.875% 07/15/11	305,000	321,775

	Par ($)	Value ($)
TFM SA de CV
9.375% 05/01/12	320,000	339,200
Union Pacific Corp.
4.875% 01/15/15	3,570,000	3,441,598
6.650% 01/15/11	3,635,000	3,818,782
Transportation Total		13,838,014
Industrials Total		33,300,968
Technology – 0.3%
Computers – 0.3%
Hewlett-Packard Co.
5.750% 12/15/06 (e)	4,394,000	4,396,540
Sungard Data Systems, Inc.
9.125% 08/15/13	210,000	217,350
Computers Total		4,613,890
Office/Business Equipment – 0.0%
Xerox Corp.
7.125% 06/15/10	375,000	390,000
Office/Business Equipment Total		390,000
Semiconductors – 0.0%
Advanced Micro Devices, Inc.
7.750% 11/01/12	160,000	162,400
Amkor Technology, Inc.
9.250% 06/01/16	200,000	187,500
Freescale Semiconductor, Inc.
6.875% 07/15/11	160,000	168,400
Semiconductors Total		518,300
Technology Total		5,522,190
Utilities – 4.1%
Electric – 4.1%
AEP Texas Central Co.
6.650% 02/15/33	5,830,000	6,171,102
AES Corp.
7.750% 03/01/14	375,000	390,000
9.500% 06/01/09	125,000	133,438
Appalachian Power Co.
3.600% 05/15/08	1,804,000	1,755,213
CMS Energy Corp.
6.875% 12/15/15	260,000	262,600
8.500% 04/15/11	155,000	167,400

See Accompanying Notes to Financial Statements.

20

Columbia Total Return Bond Fund (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Commonwealth Edison Co.
4.700% 04/15/15	1,125,000	1,051,034
5.950% 08/15/16	450,000	456,227
Consolidated Edison Co. of New York
4.700% 06/15/09	2,980,000	2,945,900
Dominion Resources, Inc.
5.000% 03/15/13 (e)	912,000	879,688
Duke Energy Corp.
5.300% 10/01/15	6,000,000	5,964,834
Duquesne Light Holdings, Inc.
6.250% 08/15/35	2,625,000	2,362,426
Dynegy Holdings, Inc.
6.875% 04/01/11	350,000	340,813
7.125% 05/15/18	100,000	91,500
Edison Mission Energy
7.730% 06/15/09	605,000	621,638
Exelon Generation Co. LLC
5.350% 01/15/14	2,125,000	2,093,023
6.950% 06/15/11	800,000	848,071
FPL Energy National Wind LLC
5.608% 03/10/24 (c)	587,957	576,315
Hydro Quebec
8.500% 12/01/29	2,000,000	2,771,522
Kiowa Power Partners LLC
5.737% 03/30/21 (c)	2,190,000	2,117,533
MidAmerican Energy Holdings Co.
5.000% 02/15/14	3,300,000	3,190,697
Mirant North America LLC
7.375% 12/31/13	480,000	480,600
Nevada Power Co.
5.875% 01/15/15	50,000	49,775
6.500% 04/15/12	40,000	41,233
NorthWestern Corp.
5.875% 11/01/14	10,000	9,837
NRG Energy, Inc.
7.250% 02/01/14	65,000	64,513
7.375% 02/01/16	315,000	313,031
Pacific Gas & Electric Co.
4.200% 03/01/11	3,476,000	3,334,005
6.050% 03/01/34	2,462,000	2,476,309
Pepco Holdings, Inc.
5.500% 08/15/07	1,416,000	1,415,671

	Par ($)	Value ($)
Progress Energy, Inc.
6.050% 04/15/07	7,344,000	7,363,946
7.750% 03/01/31	3,000,000	3,634,506
Scottish Power PLC
4.910% 03/15/10	1,300,000	1,278,606
Sierra Pacific Resources
6.750% 08/15/17	290,000	290,122
Southern California Edison Co.
5.625% 02/01/36	2,325,000	2,256,285
6.650% 04/01/29	600,000	648,888
Southern Co. Capital Funding, Inc.
5.300% 02/01/07	3,248,000	3,242,020
Southern Power Co.
6.250% 07/15/12	1,753,000	1,812,881
TECO Energy, Inc.
7.000% 05/01/12	215,000	222,525
TXU Corp.
5.550% 11/15/14	3,450,000	3,259,484
Virginia Electric & Power Co.
5.375% 02/01/07 (e)	4,996,000	4,992,068
5.400% 01/15/16	7,000,000	6,882,715
Electric Total		79,259,994
Utilities Total		79,259,994
Total Corporate Fixed-Income Bonds & Notes (cost of $641,779,046)		642,304,742
Asset-Backed Securities – 19.5%
ACE Securities Corp.
5.470% 02/25/36 (b)	9,376,335	9,377,154
5.490% 09/25/35 (b)	2,478,116	2,478,678
Aegis Asset Backed Securities Trust
5.670% 03/25/31 (b)	2,674,442	2,675,980
AmeriCredit Automobile Receivables Trust
4.050% 02/06/10	15,000,000	14,880,839
5.640% 09/06/13	5,000,000	5,080,314
Bear Stearns Asset Backed Security, Inc.
5.680% 03/25/35 (b)	3,012,631	3,016,372
5.830% 08/25/34 (b)	565,594	567,883
Bombardier Capital Mortgage Securitization Corp.
6.230% 04/15/28	153,745	154,274

See Accompanying Notes to Financial Statements.

21

Columbia Total Return Bond Fund (September 30, 2006) (Unaudited)

Asset-Backed Securities (continued)

	Par ($)	Value ($)
Capital Auto Receivables Asset Trust
3.580% 01/15/09	11,060,000	10,897,670
5.610% 01/15/09 (b)	316,800	316,833
Chase Manhattan Auto Owner Trust
2.040% 12/15/09	613,770	606,101
2.780% 06/15/10	725,532	713,020
Contimortgage Home Equity Trust
6.880% 01/15/28	250,162	250,688
8.180% 12/25/29	618,855	617,927
Countrywide Asset-Backed Certificates
5.420% 07/25/35 (b)	117,659	117,664
5.440% 06/25/21 (b)	8,019,818	8,019,838
5.440% 12/25/25 (b)	17,712,557	17,712,594
5.460% 10/25/35 (b)	2,323,576	2,323,822
5.490% 05/25/26 (b)	19,702,638	19,702,670
5.490% 08/25/35 (b)(c)	142,659	142,665
First Alliance Mortgage Loan Trust
7.625% 07/25/25	1,208,813	1,204,732
First Plus Home Loan Trust
7.720% 05/10/24	219,548	223,270
Fremont Home Loan Trust
5.380% 05/25/36 (b)	1,793,167	1,793,396
5.520% 08/25/36 (b)	19,636,296	19,636,296
GMAC Mortgage Corp. Loan Trust
5.560% 12/25/20 (b)	261,900	261,920
Gracechurch Card Funding PLC
5.520% 02/17/09 (b)	3,500,000	3,499,474
Green Tree Mortgage Loan Trust
5.530% 12/25/32 (b)(c)	1,766,173	1,766,306
GSAMP Trust
5.470% 11/25/35 (b)	2,093,293	2,167,451
Harley-Davidson Motorcycle Trust
1.890% 02/15/11	228,769	222,119
2.180% 01/15/09	383,873	381,185
2.960% 02/15/12	1,380,657	1,329,947
Home Equity Asset Trust
5.420% 08/25/35 (b)	626,644	626,691
IMC Home Equity Loan Trust
7.310% 11/20/28	3,244,921	3,235,356
7.500% 04/25/26	473,826	473,041
7.520% 08/20/28	1,459,258	1,455,388
Keycorp Sudent Loan Trust
5.795% 07/25/29 (b)	11,825,179	11,903,142

	Par ($)	Value ($)
Long Beach Auto Receivables Trust
4.250% 04/15/12	5,000,000	4,920,308
Mastr Asset Backed Securities Trust
5.380% 03/25/36 (b)	590,857	590,942
5.470% 02/25/36 (b)	7,705,684	7,706,715
5.480% 11/25/35 (b)	6,613,718	6,615,073
Mastr Second Lien Trust
5.490% 03/25/36 (b)	3,184,413	3,185,219
Merrill Lynch Mortgage Investors, Inc.
5.480% 05/25/37 (b)	1,821,249	1,821,252
Money Store Home Equity Trust
5.480% 08/15/29 (b)	6,382,295	6,383,943
Morgan Stanley Mortgage Loan Trust
5.450% 10/25/36	5,000,000	5,000,000
5.460% 08/25/36 (b)	7,542,719	7,542,732
New Century Home Equity Loan Trust
5.500% 03/25/36 (b)	4,897,666	4,899,256
Oncor Electric Delivery Transition Bond Co.
2.260% 02/15/09	788,321	778,688
Park Place Securities, Inc.
6.530% 10/25/34 (b)	1,000,000	1,012,943
Popular ABS Mortgage Pass-Through Trust
5.420% 04/25/35 (b)	2,774,602	2,774,909
5.430% 07/25/35 (b)	2,396,983	2,397,208
Renaissance Home Equity Loan Trust
5.420% 08/25/35 (b)	695,500	695,622
5.440% 08/25/35 (b)	1,603,144	1,603,171
5.450% 05/25/35 (b)	1,788,530	1,788,793
Residential Asset Securities Corp.
6.380% 04/25/34 (b)	2,325,000	2,362,662
Residential Funding Mortgage Securities II, Inc.
5.430% 02/25/36 (b)	15,146,933	15,155,258
SACO I, Inc.
5.460% 06/25/36 (b)	17,083,607	17,083,640
5.480% 04/25/36 (b)	10,700,621	10,701,721
5.480% 08/25/36 (b)	16,671,539	16,671,566
5.500% 03/25/36 (b)	8,433,234	8,434,063
5.530% 04/25/35 (b)(c)	7,649,775	7,648,905
5.530% 07/25/36 (b)	9,459,281	9,463,347
Salomon Brothers Mortgage Securities VII
7.150% 06/25/28	404,701	403,353
Securitized Asset Backed Receivables LLC Trust
5.580% 02/25/34 (b)	89,490	89,491

See Accompanying Notes to Financial Statements.

22

Columbia Total Return Bond Fund (September 30, 2006) (Unaudited)

Asset-Backed Securities (continued)

	Par ($)		Value ($)
SLM Student Loan Trust
5.495% 01/25/13 (b)		1,190,068	1,190,191
5.515% 04/25/14 (b)		904,254	904,616
5.595% 04/25/17 (b)		7,009,225	7,025,766
5.645% 01/25/12 (b)		4,759,561	4,771,404
Soundview Home Equity Loan Trust
5.514% 11/25/35 (b)		14,426,077	14,424,715
Structured Asset Investment Loan Trust
6.030% 08/25/33 (b)		6,800,000	6,813,254
Structured Asset Securities Corp.
5.440% 02/25/36 (b)(c)		9,667,125	9,666,370
Volkswagen Auto Lease Trust
3.940% 10/20/10		9,585,000	9,467,415
Waverly Community School
5.430% 05/25/36 (b)		5,070,728	5,070,741
5.460% 06/25/36 (b)		16,067,337	16,067,373
WFS Financial Owner Trust
2.340% 08/22/11		1,398,983	1,364,749
Total Asset-Backed Securities (cost of $374,056,887)			374,330,074
Government & Agency Obligations – 17.0%
Foreign Government Obligations – 4.5%
African Development Bank
1.950% 03/23/10	JPY	497,000,000	4,339,074
Aries Vermoegensverwaltungs GmbH
6.182% 10/25/07 (b)	EUR	500,000	655,075
Asian Development Bank/Pasig
1.150% 10/06/08	JPY	300,000,000	2,559,855
Belgium Government Bond
3.750% 09/28/15	EUR	1,305,000	1,658,712
Corp. Andina de Fomento
6.375% 06/18/09		870,000	1,166,805
Eksportfinans A/S
1.800% 06/21/10	JPY	310,000,000	2,704,258
European Investment Bank
3.625% 10/15/13	EUR	1,130,000	1,421,785
5.500% 12/07/11	GBP	190,000	363,616
Export-Import Bank of Korea
4.625% 03/16/10	USD	2,425,000	2,371,029
Federal Republic of Germany
4.250% 07/04/14	EUR	4,740,000	6,239,503
5.250% 07/04/10		3,795,000	5,084,674

	Par ($)		Value ($)
Government of Canada
4.500% 06/01/15	CAD	650,000	603,937
5.500% 06/01/10		720,000	679,199
Inter-American Development Bank
1.900% 07/08/09	JPY	330,000,000	2,878,413
International Bank for Reconstruction & Development
2.000% 02/18/08		315,000,000	2,715,328
Kingdom of Norway
6.000% 05/16/11	NOK	4,155,000	689,693
Kingdom of Spain
5.000% 07/30/12	EUR	3,015,000	4,085,710
5.500% 07/30/17		500,000	730,809
Kingdom of Sweden
4.000% 12/01/09	SEK	1,405,000	194,506
5.500% 10/08/12		3,920,000	589,111
Netherlands Government Bond
3.250% 07/15/15	EUR	1,820,000	2,232,316
New South Wales Treasury Corp.
7.000% 12/01/10	AUD	450,000	347,887
Province of Ontario
1.875% 01/25/10	JPY	415,000,000	3,625,851
Province of Quebec
6.000% 10/01/12	CAD	650,000	637,869
Republic of Finland
5.375% 07/04/13	EUR	725,000	1,012,833
Republic of France
3.000% 10/25/15		1,865,000	2,240,000
4.000% 10/25/09		1,160,000	1,488,561
4.000% 04/25/14		1,400,000	1,812,765
4.750% 10/25/12		2,055,000	2,759,042
Republic of Ireland
5.000% 04/18/13		2,070,000	2,829,919
Republic of Italy
4.250% 11/01/09		1,300,000	1,676,968
4.250% 02/01/15		1,000,000	1,302,187
Republic of Poland
5.750% 03/24/10	PLN	1,155,000	373,667
United Kingdom Treasury
4.750% 06/07/10	GBP	371,000	694,540
5.000% 09/07/14		1,810,000	3,481,812
8.000% 06/07/21		395,000	1,018,590

See Accompanying Notes to Financial Statements.

23

Columbia Total Return Bond Fund (September 30, 2006) (Unaudited)

Government & Agency Obligations (continued)

	Par ($)		Value ($)
United Mexican States
5.625% 01/15/17	USD	3,890,000	3,843,320
6.375% 01/16/13		3,056,000	3,213,384
6.625% 03/03/15		1,070,000	1,136,875
7.500% 04/08/33		7,841,000	9,044,594
Foreign Government Obligations Total			86,504,072
U.S. Government Agencies – 4.2%
Federal Home Loan Bank
3.875% 06/14/13		2,500,000	2,347,222
4.375% 09/11/09		3,455,000	3,400,957
5.375% 07/17/09		2,300,000	2,324,532
Federal Home Loan Mortgage Corp.
5.125% 01/15/12	EUR	1,620,000	2,181,330
5.250% 05/21/09	USD	7,300,000	7,353,071
5.250% 07/18/11		10,660,000	10,809,624
6.750% 03/15/31		2,000,000	2,442,080
Federal National Mortgage Association
2.125% 10/09/07	JPY	560,000,000	4,819,470
4.375% 07/17/13	USD	20,000,000	19,266,240
5.250% 09/15/16		13,150,000	13,406,478
5.375% 08/15/09		9,280,000	9,392,399
7.250% 05/15/30		2,567,000	3,297,001
U.S. Government Agencies Total			81,040,404
U.S. Government Obligations – 8.3%
U.S. Treasury Bonds
4.500% 02/15/36 (e)		6,294,000	6,030,930
4.875% 08/15/16 (e)		35,510,000	36,181,352
6.250% 08/15/23 (e)		26,824,000	31,143,093
6.250% 05/15/30 (e)		14,000,000	16,825,158
U.S. Treasury Inflation Indexed Notes
1.625% 01/15/15 (e)		6,393,900	6,081,698
3.875% 01/15/09 (e)		12,506,558	12,865,634
U.S. Treasury Notes
2.750% 08/15/07		11,700,000	11,481,539
3.625% 01/15/10 (e)(g)		20,000,000	19,407,040
4.250% 08/15/13 (e)		800,000	783,125
4.500% 09/30/11		2,470,000	2,460,545
U.S. Treasury STRIPS
P.O.,
(h) 11/15/13 (e)		20,650,000	14,917,560
U.S. Government Obligations Total			158,177,674
Total Government & Agency Obligations (cost of $326,061,861)			325,722,150

Collateralized Mortgage Obligations – 10.9%

	Par ($)	Value ($)
Agency – 5.4%
Federal Home Loan Mortgage Corp.
4.000% 09/15/15	6,775,000	6,600,981
4.000% 11/15/16	10,000,000	9,582,137
4.000% 10/15/18	7,850,000	7,192,683
4.000% 10/15/26	7,631,852	7,473,202
4.500% 02/15/15	14,568,598	14,392,838
4.500% 03/15/18	12,092,000	11,793,155
4.500% 10/15/18	2,921,138	2,881,862
4.500% 02/15/27	2,830,000	2,773,397
4.500% 08/15/28	2,960,000	2,858,247
5.500% 06/15/34	15,000,000	14,663,256
6.000% 06/15/31	2,107,488	2,120,344
6.500% 10/15/23	510,000	527,307
Federal National Mortgage Association
4.500% 11/25/14	2,050,000	2,016,125
5.500% 08/25/17	8,781,320	8,791,485
6.000% 04/25/17	8,178,200	8,354,921
Government National Mortgage Association
4.500% 04/16/28	2,090,000	2,051,889
Agency Total		104,073,829
Non-Agency – 5.5%
Bear Stearns Alt-A Trust
5.680% 10/25/33 (b)	2,807,946	2,811,196
5.810% 01/25/35 (b)	4,999,937	5,008,184
Bear Stearns Asset Backed Securities, Inc.
5.000% 01/25/34	2,935,879	2,889,819
Bear Stearns Mortgage Funding Trust
5.600% 08/25/34 (b)	10,000,000	10,000,000
Countrywide Alternative Loan Trust
5.250% 08/25/35	7,212,235	7,197,245
5.420% 03/25/36 (b)	1,488,698	1,489,310
5.730% 03/25/34 (b)	2,164,489	2,170,742
Countrywide Home Loan Mortgage Pass Through Trust
4.593% 12/19/33 (b)	3,264,662	3,141,209
5.000% 02/25/33	7,898,000	7,814,068
CSAB Mortgage Backed Trust
5.430% 06/25/36 (b)	10,789,978	10,787,673
IMPAC CMB Trust
5.590% 04/25/35 (b)	5,694,581	5,694,625
5.820% 10/25/34 (b)	2,466,094	2,468,643

See Accompanying Notes to Financial Statements.

24

Columbia Total Return Bond Fund (September 30, 2006) (Unaudited)

Collateralized Mortgage Obligations (continued)

	Par ($)	Value ($)
JPMorgan Mortgage Trust
5.000% 09/25/20	13,998,293	13,898,859
6.087% 10/25/36	9,500,000	9,530,400
Sequoia Mortgage Trust
6.210% 07/20/34 (b)	4,154,211	4,166,918
Specialty Underwriting & Residential Finance
5.420% 03/25/36 (b)	4,663,794	4,664,249
Structured Asset Securities Corp.
5.500% 07/25/33	2,855,296	2,836,590
Wamu Alternative Mortgage Pass-Through Certificates
5.500% 07/25/35	7,964,502	7,943,704
Non-Agency Total		104,513,434
Total Collateralized Mortgage Obligations (cost of $211,094,655)		208,587,263
Commercial Mortgage-Backed Securities – 2.7%
Bear Stearns Commercial Mortgage Securities
5.625% 03/11/39 (b)	9,165,000	9,276,004
5.634% 04/12/38 (b)	9,200,000	9,338,107
5.871% 09/11/38 (b)	482,000	494,468
GMAC Commercial Mortgage Securities, Inc.
I.O.,
1.543% 07/15/29 (b)(i)	35,844,343	953,348
Greenwich Capital Commercial Funding Corp.
4.533% 01/05/36	1,200,000	1,169,389
LB-UBS Commercial Mortgage Trust
5.084% 02/15/31	10,080,000	10,054,938
5.103% 11/15/30	10,000,000	9,979,070
Merrill Lynch Mortgage Investors, Inc.
I.O.,
0.840% 12/15/30 (b)(i)	66,166,570	1,476,878
Merrill Lynch Mortgage Trust
5.417% 11/12/37 (b)	6,320,000	6,302,372
Nationslink Funding Corp.
6.888% 11/10/30	2,773,497	2,789,604
Total Commercial Mortgage-Backed Securities (cost of $53,202,366)		51,834,178

Municipal Bond – 0.3%

Arizona – 0.3%
	Par ($)		Value ($)
AZ Educational Loan Marketing Corp.
Series 2004 A-1,
5.491% 12/01/13 (b)		6,233,333	6,233,333
Arizona Total			6,233,333
Total Municipal Bond (cost of $6,239,119)			6,233,333
Preferred Stocks – 0.2%
Financials – 0.1%
Savings & Loans – 0.1%
Washington Mutual Preferred Funding Delaware 6.534% (b)(c)(e)		1,800,000	1,768,320
Savings & Loans Total			1,768,320
Financials Total			1,768,320
Industrials – 0.1%
Transportation – 0.1%
BNSF Funding Trust I 6.613% (b)		2,000,000	2,010,178
Transportation Total			2,010,178
Industrials Total			2,010,178
Total Preferred Stocks (cost of $3,750,637)			3,778,498
Convertible Bonds – 0.0%
Communications – 0.0%
Telecommunication Services – 0.0%
Nortel Networks Corp.
4.250% 09/01/08		80,000	76,400
NTL Cable PLC
8.750% 04/15/14	EUR	165,000	218,644
Telecommunication Services Total			295,044
Communications Total			295,044
Total Convertible Bonds (cost of $294,988)			295,044

See Accompanying Notes to Financial Statements.

25

Columbia Total Return Bond Fund (September 30, 2006) (Unaudited)

	Shares		Value ($)
Securities Lending Collateral – 10.0%
State Street Navigator Securities Lending Prime Portfolio (j)	USD	192,302,489	192,302,489
Total Securities Lending Collateral (cost of $192,302,489)			192,302,489
Short-Term Obligations – 4.3%
Repurchase Agreement – 2.7%
	Par ($)
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by a Federal Home Loan Mortgage Corp 5.500%, maturing 11/16/15, market value of $53,607,100 (repurchase proceeds $52,575,773)		52,553,000	52,553,000
Repurchase Agreement Total			52,553,000
U.S. Government Agency & Obligation – 1.6%
Federal Home Loan Bank
5.150% 10/06/06		30,000,000	29,978,542
U.S. Government Agency & Obligation Total			29,978,542
Total Short-Term Obligations (cost of $82,531,542)			82,531,542
Total Investments – 133.2% (cost of $2,560,467,367) (k)			2,557,198,690
Other Assets & Liabilities, Net – (33.2)%			(637,777,346)
Net Assets – 100.0%			1,919,421,344

Notes to Investment Portfolio:

(a) Security, or a portion thereof, purchased on a delayed delivery basis.

(b) The interest rate shown on floating rate or variable rate securities reflect the rate at September 30, 2006.

(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities, which are not illiquid, amounted to $82,596,938, which represents 4.3% of net assets.

(d) Pay-in-kind securities.

(e) All or a portion of this security is on loan at September 30, 2006. The total market value of securities on loan at September 30, 2006 is $188,113,932.

(f) Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(g) Security pledged as collateral for open futures contracts.

(h) Zero coupon bond.

(i) Accrued interest accumulates in the value of this security and is payable at redemption.

(j) Investment made with cash collateral received from securities lending activity.

(k) Cost for federal income tax purposes is $2,560,120,634.

See Accompanying Notes to Financial Statements.

26

Columbia Total Return Bond Fund (September 30, 2006) (Unaudited)

At September 30 2006, the Fund held the following open short futures contract:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	50	$5,403,125	$5,359,603	Dec-2006	$(43,522)

At September 30, 2006, the following forward foreign currency contracts were outstanding:

Description	Local currency	Value of contract when opened (local currency)	Value of contract when opened (US dollars)	Market value of contract (US dollars)	Unrealized Depreciation
Contracts to Buy
Expiring October 16, 2006	EUR	125,000	$158,810	$158,649	$(161)
Total unrealized depreciation					$(161)
Description	Local currency	Value of contract when opened (local currency)	Value of contract when opened (US dollars)	Market value of contract (US dollars)	Unrealized Appreciation/ Depreciation
Contracts to Sell
Expiring October 25, 2006	CAD	650,000	$584,132	$581,945	$2,187
Expiring October 03, 2006	EUR	125,100	158,815	158,660	155
Expiring October 16, 2006	EUR	865,000	1,098,870	1,097,850	1,020
Expiring October 25, 2006	EUR	147,000	189,878	186,665	3,213
Expiring October 23, 2006	GBP	500,000	947,830	936,457	11,373
Expiring October 12, 2006	SEK	3,000,000	408,552	409,751	(1,199)
Total net unrealized appreciation					$16,749

At September 30, 2006, the asset allocation of the Fund was as follows:

Asset Allocation	% of Net Assets
Mortgage-Backed Securities	34.9%
Corporate Fixed-Income Bonds & Notes	33.4
Asset-Backed Securities	19.5
Government & Agency Obligations	17.0
Collateralized Mortgage Obligations	10.9
Commercial Mortgage-Backed Securities	2.7
Municipal Bonds	0.3
Preferred Stocks	0.2
Convertible Bonds	0.0 *
Securities Lending Collateral	10.0
Short-Term Obligations	4.3
Other Assets & Liabilities, Net	(33.2)
100.0%

* Represents less than 0.1%.

Acronym	Name
AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	Great Britain Pound

JPY	Japanese Yen

I.O.	Interest Only

NOK	Norwegian Krone

NZD	New Zealand Dollar

PIK	Payment-In-Kind

PLN	Polish Zloty

P.O.	Principal Only

SEK	Swedish Krona

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

USD	United States Dollar

See Accompanying Notes to Financial Statements.

27

Investment Portfolio Columbia Short Term Bond Fund (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes – 33.5%

	Par ($)	Value ($)
Communications – 3.4%
Media – 0.8%
Jones Intercable, Inc.
7.625% 04/15/08	1,875,000	1,935,201
Time Warner, Inc.
6.150% 05/01/07	6,110,000	6,133,945
Media Total		8,069,146
Telecommunication Services – 2.6%
AT&T, Inc.
4.125% 09/15/09 (a)	6,000,000	5,810,274
Deutsche Telekom International Finance BV
8.000% 06/15/10	5,450,000	5,945,372
New Cingular Wireless Services, Inc.
7.500% 05/01/07	5,970,000	6,039,366
Sprint Capital Corp.
6.375% 05/01/09	3,750,000	3,840,491
Verizon Global Funding Corp.
7.600% 03/15/07	600,000	605,655
Vodafone Group PLC
7.750% 02/15/10	5,100,000	5,468,699
Telecommunication Services Total		27,709,857
Communications Total		35,779,003
Consumer Cyclical – 2.7%
Auto Manufacturers – 0.4%
DaimlerChrysler NA Holding Corp.
4.750% 01/15/08	3,950,000	3,910,899
Auto Manufacturers Total		3,910,899
Home Builders – 0.6%
DR Horton, Inc.
4.875% 01/15/10 (a)	4,775,000	4,638,249
KB Home
9.500% 02/15/11	2,000,000	2,050,000
Home Builders Total		6,688,249
Lodging – 0.1%
MGM Mirage
7.250% 10/15/06	1,500,000	1,500,000
Lodging Total		1,500,000
Retail – 1.6%
Home Depot, Inc.
3.750% 09/15/09 (a)	8,175,000	7,879,196

	Par ($)	Value ($)
Wal-Mart Stores, Inc.
6.875% 08/10/09	8,750,000	9,163,253
Retail Total		17,042,449
Consumer Cyclical Total		29,141,597
Consumer Non-Cyclical – 3.9%
Beverages – 1.1%
Bottling Group LLC
2.450% 10/16/06	5,300,000	5,294,833
Coca-Cola Enterprises, Inc.
5.750% 11/01/08 (a)	1,275,000	1,290,589
Diageo Capital PLC
3.500% 11/19/07	5,000,000	4,902,030
Beverages Total		11,487,452
Cosmetics/Personal Care – 0.6%
Procter & Gamble Co.
4.750% 06/15/07	6,675,000	6,654,194
Cosmetics/Personal Care Total		6,654,194
Food – 0.9%
Fred Meyer, Inc.
7.450% 03/01/08 (a)	1,000,000	1,026,565
General Mills, Inc.
5.125% 02/15/07	5,710,000	5,703,011
Kroger Co.
7.800% 08/15/07	2,860,000	2,904,925
Food Total		9,634,501
Healthcare Services – 0.8%
UnitedHealth Group, Inc.
3.375% 08/15/07	5,415,000	5,324,970
WellPoint, Inc.
3.500% 09/01/07	3,315,000	3,253,971
Healthcare Services Total		8,578,941
Household Products/Wares – 0.2%
Fortune Brands, Inc.
5.125% 01/15/11	2,550,000	2,504,237
Household Products/Wares Total		2,504,237
Pharmaceuticals – 0.3%
GlaxoSmithKline Capital PLC
2.375% 04/16/07	3,000,000	2,950,827
Pharmaceuticals Total		2,950,827
Consumer Non-Cyclical Total		41,810,152

See Accompanying Notes to Financial Statements.

28

Columbia Short Term Bond Fund (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

Energy – 1.3%
	Par ($)	Value ($)
Oil & Gas – 1.3%
ChevronTexaco Capital Co.
3.500% 09/17/07	7,775,000	7,654,223
USX Corp.
6.850% 03/01/08	5,550,000	5,655,173
Oil & Gas Total		13,309,396
Energy Total		13,309,396
Financials – 17.2%
Banks – 3.1%
Bank One N.A.
5.500% 03/26/07	9,500,000	9,503,876
Fifth Third Bank
2.700% 01/30/07	6,316,000	6,263,659
Marshall & Ilsley Corp.
4.375% 08/01/09 (a)	5,000,000	4,903,495
Regions Financial Corp.
4.500% 08/08/08	2,385,000	2,354,510
U.S. Bancorp
3.125% 03/15/08	5,000,000	4,855,650
Wells Fargo & Co.
3.120% 08/15/08	5,200,000	5,009,358
Banks Total		32,890,548
Diversified Financial Services – 9.8%
American Express Credit Corp.
3.000% 05/16/08	2,500,000	2,416,438
Bear Stearns Companies,Inc.
3.250% 03/25/09 (a)	6,025,000	5,764,630
Capital One Bank
4.875% 05/15/08	3,800,000	3,777,420
CIT Group, Inc.
5.500% 11/30/07 (a)	4,000,000	4,010,968
Citigroup, Inc.
4.250% 07/29/09 (a)	10,000,000	9,784,800
Countrywide Home Loans, Inc.
4.125% 09/15/09	7,050,000	6,829,645
Credit Suisse First Boston USA, Inc.
4.625% 01/15/08	6,000,000	5,956,266
Ford Motor Credit Co.
7.375% 10/28/09	4,965,000	4,825,007

	Par ($)	Value ($)
General Electric Capital Corp.
4.250% 01/15/08	6,225,000	6,155,685
Goldman Sachs Group, Inc.
4.125% 01/15/08 (a)	5,600,000	5,528,684
HSBC Finance Corp.
6.400% 06/17/08	5,725,000	5,833,271
JPMorgan Chase & Co.
3.800% 10/02/09	2,500,000	2,409,460
Lehman Brothers Holdings, Inc.
7.000% 02/01/08	6,175,000	6,303,323
Merrill Lynch & Co., Inc.
4.125% 01/15/09	8,000,000	7,818,336
Morgan Stanley
3.875% 01/15/09	5,400,000	5,255,226
National Rural Utilities Cooperative Finance Corp.
5.750% 08/28/09	4,850,000	4,929,006
Pitney Bowes Credit Corp.
5.750% 08/15/08 (a)	1,525,000	1,539,765
USA Education, Inc.
5.625% 04/10/07	12,000,000	12,018,480
Wells Fargo Financial, Inc.
4.875% 06/12/07	4,000,000	3,982,324
Diversified Financial Services Total		105,138,734
Insurance – 1.2%
Allstate Financial Global Funding II
2.625% 10/22/06 (b)	2,450,000	2,446,570
American International Group, Inc.
2.875% 05/15/08 (a)	8,885,000	8,576,815
Genworth Financial, Inc.
4.750% 06/15/09	2,010,000	1,989,534
Insurance Total		13,012,919
Real Estate – 0.6%
Security Capital Group, Inc.
7.150% 06/15/07	6,315,000	6,378,346
Real Estate Total		6,378,346
Real Estate Investment Trusts (REITs) – 0.3%
American Health Properties
7.500% 01/15/07	3,420,000	3,440,109
Real Estate Investment Trusts (REITs) Total		3,440,109
Savings & Loans – 2.2%
Washington Mutual, Inc.
4.000% 01/15/09	7,600,000	7,397,118

See Accompanying Notes to Financial Statements.

29

Columbia Short Term Bond Fund (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Western Financial Bank
9.625% 05/15/12	9,050,000	10,000,467
World Savings Bank
4.125% 03/10/08	5,750,000	5,654,125
Savings & Loans Total		23,051,710
Financials Total		183,912,366
Industrials – 2.6%
Aerospace & Defense – 0.9%
Boeing Co.
8.100% 11/15/06	1,820,000	1,825,072
United Technologies Corp.
4.875% 11/01/06	8,475,000	8,467,847
Aerospace & Defense Total		10,292,919
Machinery – 1.2%
Caterpillar Financial Services Corp.
3.625% 11/15/07	7,155,000	7,022,640
John Deere Capital Corp.
4.625% 04/15/09	5,855,000	5,777,269
Machinery Total		12,799,909
Transportation – 0.5%
Union Pacific Corp.
3.875% 02/15/09 (a)	5,325,000	5,164,606
Transportation Total		5,164,606
Industrials Total		28,257,434
Technology – 0.7%
Computers – 0.7%
International Business Machines Corp.
3.800% 02/01/08	7,815,000	7,666,007
Computers Total		7,666,007
Technology Total		7,666,007
Utilities – 1.7%
Electric – 1.4%
American Electric Power Co., Inc.
5.375% 03/15/10 (a)	4,740,000	4,740,725
Exelon Generation Co. LLC
6.950% 06/15/11	4,605,000	4,881,710
Scottish Power PLC
4.910% 03/15/10	3,900,000	3,835,818

	Par ($)	Value ($)
Virginia Electric & Power Co.
5.375% 02/01/07	1,400,000	1,398,898
Electric Total		14,857,151
Gas – 0.3%
Sempra Energy
4.750% 05/15/09	3,810,000	3,760,447
Gas Total		3,760,447
Utilities Total		18,617,598
Total Corporate Fixed-Income Bonds & Notes (cost of $361,680,985)		358,493,553
Collateralized Mortgage Obligations – 20.2%
Agency – 8.8%
Federal Home Loan Mortgage Corp.
4.000% 07/15/14	25,492,615	25,023,674
4.000% 09/15/15	3,980,000	3,890,600
4.000% 10/15/26	16,395,630	16,054,799
5.500% 11/15/21	13,149,032	13,183,565
6.000% 06/15/25	5,025,000	5,089,234
6.000% 06/15/31	535,294	538,560
7.000% 06/15/22	156,444	156,157
I.O.:
5.500% 01/15/23 (c)	667,949	22,976
5.500% 05/15/27 (c)	874,179	64,410
Federal National Mortgage Association
(d) 05/25/23	1,295,000	993,548
5.000% 04/25/31	3,865,506	3,818,070
5.500% 10/25/24	15,680,647	15,674,165
5.500% 02/25/28	8,593,000	8,570,624
8.000% 10/25/06	13	13
Government National Mortgage Association
5.000% 05/16/27	454,588	447,346
Agency Total		93,527,741
Non-Agency – 11.4%
Bank of America Mortgage Securities
5.250% 02/25/18 (e)	1,070,098	1,064,269
Bear Stearns Adjustable Rate Mortgage Trust
3.513% 06/25/34 (f)	3,583,400	3,461,087
Countrywide Alternative Loan Trust
5.250% 08/25/35	8,907,271	8,888,758
5.730% 03/25/34 (f)	879,792	882,334

See Accompanying Notes to Financial Statements.

30

Columbia Short Term Bond Fund (September 30, 2006) (Unaudited)

Collateralized Mortgage Obligations (continued)

	Par ($)	Value ($)
Countrywide Home Loan Mortgage Pass Through Trust
5.500% 09/25/35	30,014,739	30,060,019
5.830% 03/25/34 (f)	4,566,479	4,584,003
Credit Suisse Mortgage Capital Certificates
5.750% 02/25/36	13,628,746	13,658,220
CS First Boston Mortgage Securities Corp.
5.500% 09/25/35	17,841,298	17,829,713
GMAC Mortgage Corporation Loan Trust
5.830% 05/25/18 (f)	3,159,064	3,170,503
JPMorgan Mortgage Trust
6.087% 10/25/36 (f)	24,500,000	24,578,400
PNC Mortgage Securities Corp.
(d) 04/28/27	5,729	5,213
Residential Accredit Loans, Inc.
5.930% 07/25/32 (f)	64,830	64,846
SACO I, Inc.
7.000% 08/25/36 (b)	263,772	261,793
Structured Asset Securities Corp.
5.500% 05/25/33	352,974	348,860
5.500% 07/25/33	249,570	247,935
5.750% 04/25/33	2,435,616	2,417,043
Washington Mutual Mortgage Securities Corp.
5.500% 10/25/35	4,060,000	4,059,686
Wells Fargo Mortgage Backed Securities
4.500% 08/25/18	2,695,028	2,650,457
5.250% 08/25/33	3,838,618	3,788,056
Non-Agency Total		122,021,195
Total Collateralized Mortgage Obligations (cost of $217,443,785)		215,548,936
Asset-Backed Securities – 14.3%
Aames Mortgage Investment Trust
5.670% 01/25/35 (f)	3,245,079	3,247,579
ABFS Mortgage Loan Trust
4.428% 12/15/33	36,351	35,463
AmeriCredit Automobile Receivables Trust
4.050% 02/06/10	12,001,000	11,905,663
5.610% 03/08/10	3,000,000	3,005,659
Amresco Residential Securities Mortgage Loan Trust
5.750% 06/25/27 (f)	21,309	21,314
5.810% 07/25/28 (f)	77,955	77,976

	Par ($)	Value ($)
Bear Stearns Asset Backed Securities, Inc.
5.440% 06/25/35 (f)	2,449,420	2,449,607
Chase Manhattan Auto Owner Trust
2.080% 05/15/08	1,377,703	1,373,179
2.570% 02/16/10	2,869,603	2,828,477
Cityscape Home Equity Loan Trust
7.380% 07/25/28	182,440	187,228
7.410% 05/25/28	46,763	46,596
Countrywide Asset-Backed Certificates
5.510% 02/25/36 (f)	12,956,662	12,960,728
Daimler Chrysler Auto Trust
2.580% 04/08/09	5,000,000	4,919,677
First Alliance Mortgage Loan Trust
6.680% 06/25/25	140,699	140,217
8.225% 09/20/27	456,874	455,679
First Franklin Mortgage Loan Asset Backed Certificates
5.530% 03/25/25 (f)	4,565,301	4,567,922
First Plus Home Loan Trust
7.720% 05/10/24	62,487	63,546
GMAC Mortgage Corporation Loan Trust
3.970% 09/25/34 (f)	1,900,000	1,879,145
Green Tree Mortgage Loan Trust
5.530% 12/25/32 (b)(f)	1,766,173	1,766,306
Harley-Davidson Motorcycle Trust
3.090% 06/15/10	1,066,329	1,056,644
Honda Auto Receivables Owner Trust
2.790% 03/16/09	2,998,796	2,959,728
IMC Home Equity Loan Trust
7.080% 08/20/28	53,996	53,851
7.310% 11/20/28	91,056	90,788
7.500% 04/25/26	321,149	320,617
7.520% 08/20/28	524,587	523,196
KeyCorp Student Loan Trust
5.775% 01/27/23 (b)(f)	2,291,778	2,302,952
Long Beach Auto Receivables Trust
2.841% 07/15/10	7,031,952	6,884,611
Mastr Asset Backed Securities Trust
5.480% 11/25/35 (f)	18,063,717	18,067,418
Navistar Financial Corp. Owner Trust
3.250% 10/15/10	4,125,000	4,039,552
Novastar Home Equity Loan
5.460% 01/25/36 (f)	3,731,655	3,731,967
5.720% 05/25/33 (f)	3,266,556	3,271,645

See Accompanying Notes to Financial Statements.

31

Columbia Short Term Bond Fund (September 30, 2006) (Unaudited)

Asset-Backed Securities (continued)

	Par ($)	Value ($)
Residential Asset Mortgage Products, Inc.
3.981% 04/25/29	930,000	920,920
5.430% 03/25/35 (f)	739,416	739,452
5.460% 09/25/35 (f)	19,153,973	19,157,170
5.670% 03/25/33 (f)	954,849	955,678
Residential Funding Mortgage Securities II, Inc.
4.760% 07/25/28	2,180,000	2,142,591
5.620% 08/25/33 (f)	57,682	57,782
SACO I, Inc.
5.530% 04/25/35 (b)(f)	12,290,412	12,289,013
Terwin Mortgage Trust
5.780% 07/25/34 (f)	964,392	966,895
WFS Financial Owner Trust
2.810% 08/22/11	18,967,927	18,578,709
3.540% 11/21/11	1,895,000	1,865,826
Total Asset-Backed Securities (cost of $153,226,345)		152,908,966
Mortgage-Backed Securities – 13.5%
Federal Home Loan Mortgage Corp.
4.000% 05/01/11	4,600,459	4,468,912
4.000% 06/01/11	21,164,390	20,554,580
4.500% 10/01/14	15,752,508	15,383,154
4.500% 11/01/20	3,642,370	3,510,142
4.500% 03/01/21	13,575,507	13,079,722
5.500% 05/01/17	184,019	184,377
5.500% 09/01/17	679,380	680,703
5.500% 12/01/17	3,234,524	3,240,823
5.500% 01/01/19	14,155	14,165
5.500% 07/01/19	604,085	604,507
5.500% 02/01/21	16,269,789	16,260,146
5.500% 08/01/21	42,647,155	42,621,878
6.000% 10/01/06	13,034	13,021
6.000% 03/01/17	91,076	92,389
6.000% 04/01/17	97,818	99,228
6.000% 06/01/17	6,637	6,732
6.000% 08/01/17	261,452	265,221
6.000% 09/01/21	976,364	990,126
7.000% 05/01/19	15	15
7.500% 09/01/15	167,712	174,675
8.500% 07/01/30	72,292	77,477
Federal National Mortgage Association
4.500% 11/01/14	3,563,358	3,467,111
5.500% 10/01/20	31,523	31,520
5.500% 12/01/20	23,753	23,750
5.500% 02/01/21	957,162	956,729
5.500% 05/01/21	1,553,480	1,552,777

	Par ($)	Value ($)
5.500% 08/01/21	10,315,981	10,311,312
6.000% 03/01/09	190,910	191,820
6.000% 05/01/09	45,226	45,442
6.500% 03/01/12	44,980	45,757
7.500% 11/01/09	8,172	8,166
7.500% 08/01/15	83,947	86,898
8.000% 05/01/15	130,828	137,540
8.000% 08/01/30	33,969	35,827
8.000% 05/01/31	55,385	58,414
8.000% 07/01/31	56,445	59,552
9.000% 04/01/16	387,367	400,708
Government National Mortgage Association
5.375% 04/20/22 (f)	2,748,453	2,767,686
5.375% 06/20/29 (f)	800,707	808,382
6.500% 09/15/13	91,120	93,075
6.500% 03/15/32	4,659	4,785
6.500% 11/15/33	502,840	516,332
7.000% 11/15/13	90,065	92,793
7.000% 04/15/29	63,283	65,377
7.000% 08/15/29	4,785	4,943
Small Business Administration
5.875% 06/25/22 (f)	494,782	499,156
Total Mortgage-Backed Securities (cost of $145,414,421)		144,587,845
Government & Agency Obligations – 12.3%
Foreign Government Obligations – 2.0%
Morocco Government AID Bond
5.375% 05/01/23 (f)	425,000	434,210
Province of Ontario
3.500% 09/17/07 (a)	3,500,000	3,444,010
Province of Quebec
5.000% 07/17/09	6,655,000	6,654,155
Swedish Export Credit
2.875% 01/26/07	5,000,000	4,963,655
United Mexican States
4.625% 10/08/08	6,000,000	5,919,000
Foreign Government Obligations Total		21,415,030
U.S. Government Agencies – 5.6%
Federal Home Loan Mortgage Corp.
4.480% 09/19/08	30,500,000	30,205,645
6.625% 09/15/09	28,525,000	29,821,718
U.S. Government Agencies Total		60,027,363

See Accompanying Notes to Financial Statements.

32

Columbia Short Term Bond Fund (September 30, 2006) (Unaudited)

Government & Agency Obligations (continued)

U.S. Government Obligations – 4.7%
	Par ($)	Value ($)
U.S. Treasury Inflation Indexed Notes
3.875% 01/15/09 (a)	31,849,539	32,763,971
U.S. Treasury Notes
4.875% 08/31/08 (a)	17,000,000	17,047,141
U.S. Government Obligations Total		49,811,112
Total Government & Agency Obligations (cost of $132,160,988)		131,253,505
Commercial Mortgage-Backed Securities – 4.2%
CS First Boston Mortgage Securities Corp.
6.480% 05/17/40	20,807,916	21,144,567
LB-UBS Commercial Mortgage Trust
5.642% 12/15/25	8,471,144	8,549,741
Merrill Lynch Mortgage Investors, Inc.
I.O.,
0.840% 12/15/30 (c)(f)	13,018,219	290,575
Nationslink Funding Corp.
6.888% 11/10/30	2,515,704	2,530,314
Nomura Asset Securities Corp.
6.590% 03/15/30	6,545,000	6,654,816
PNC Mortgage Acceptance Corp.
5.910% 03/12/34	2,292,112	2,307,422
Prudential Securities Secured Financing Corp.
6.480% 11/01/31	3,434,181	3,502,282
Total Commercial Mortgage-Backed Securities (cost of $46,300,294)		44,979,717
	Shares
Securities Lending Collateral – 6.7%
State Street Navigator Securities Lending Prime Portfolio (g)	71,785,000	71,785,000
Total Securities Lending Collateral (cost of $71,785,000)		71,785,000

See Accompanying Notes to Financial Statements.

33

Columbia Short Term Bond Fund (September 30, 2006) (Unaudited)

	Par ($)	Value ($)
Short-Term Obligation – 2.2%
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by a Federal Home Loan Mortgage Corp 5.500%, maturing 11/16/15, market value of $23,635,581 (repurchase proceeds $23,180,040)	23,170,000	23,170,000
Total Short-Term Obligation (cost of $23,170,000)		23,170,000
Total Investments – 106.9% (cost of $1,151,181,818) (h)		1,142,727,522
Other Assets & Liabilities, Net – (6.9)%		(73,401,734)
Net Assets – 100.0%		1,069,325,788

Notes to Investment Portfolio:

(a) All or a portion of this security is on loan at September 30, 2006. The total market value of securities on loan at September 30, 2006 is $70,371,277.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities, which are not illiquid, amounted to $19,066,634, which represents 1.8% of net assets.

(c) Accrued interest accumulates in the value of this security and is payable at redemption.

(d) Zero coupon bond.

(e) Investments in affiliates during the six months ended September 30, 2006: Security name: Bank of America Mortgage Securities, 5.250% 02/25/18

Par as of 03/31/06:	$1,245,437
Par sold:	$175,339
Par as of 09/30/06:	$1,070,098
Net realized loss:	$(2,611)
Interest income earned:	$29,896
Value at end of period:	$1,064,269
Security name: MBNA Credit Card Master Note Trust, 6.550% 12/15/08
Par as of 03/31/06:	$5,000,000
Par sold:	$5,000,000
Par as of 09/30/06:	$—
Net realized loss:	$(209,383)
Interest income earned:	$94,611
Value at end of period:	$—

(f) The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2006.

(g) Investment made with cash collateral received from securities lending activity.

(h) Cost for federal income tax purposes is $1,151,161,817.

At September 30, 2006, the asset allocation of the Fund was as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	33.5%
Collateralized Mortgage Obligations	20.2
Asset-Backed Securities	14.3
Mortgage-Backed Securities	13.5
Government & Agency Obligations	12.3
Commercial Mortgage-Backed Securities	4.2
Securities Lending Collateral	6.7
Short-Term Obligation	2.2
Other Assets & Liabilities, Net	(6.9)
100.0%

Acronym	Name

I.O.	Interest Only

See Accompanying Notes to Financial Statements.

34

Investment Portfolio Columbia High Income Fund (September 30, 2006) (Unaudited)

Value ($)
Investment Companies – 100.4%
Investment in Columbia Funds Master Investment Trust, Columbia High Income Master Portfolio*	957,273,686
Total Investments – 100.4%	957,273,686
Total Other Assets and Liabilities, Net – (0.4)%	(3,858,982)
Net Assets – 100.0%	953,414,704

* The financial statements of the High Income Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with High Income Fund's financial statements.

Columbia High Income Fund invests only in Columbia High Income Master Portfolio. At September 30, 2006, Columbia High Income Fund owned 97.8% of Columbia High Income Master Portfolio. Columbia High Income Master Portfolio was invested in the following asset allocation at September 30, 2006:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	81.3%
Convertible Bonds	2.9
Preferred Stocks	1.8
Common Stocks	1.0
Warrants	0.0 *
Short-Term Obligation	11.2
Other Assets & Liabilities, Net	1.8
100.0%

* Represents less than 0.1%.

See Accompanying Notes to Financial Statements.

35

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Statements of Assets and Liabilities – Government & Corporate Bond Funds
(September 30, 2006) (Unaudited)

	($)	($)	($)
	Total Return Bond Fund	Short Term Bond Fund	High Income Fund
Assets
Unaffiliated investments, at cost	2,560,467,367	1,150,096,202	—
Affiliated investments, at cost	—	1,085,616	—
Total investments, at identified cost	2,560,467,367	1,151,181,818	—
Investment in master, at cost	—	—	949,551,633
Unaffiliated investments, at value (including securities on loan of $188,113,932, $70,371,277 and $—, respectively)	2,557,198,690	1,141,663,253	—
Affiliated investments, at value	—	1,064,269	—
Total investments, at value	2,557,198,690	1,142,727,522	—
Investment in master, at value	—	—	957,273,686
Cash	2,044,241	264	—
Foreign currency (cost of $62,172, $ — and $—, respectively)	62,055	—	—
Gross unrealized appreciation on foreign forward currency contracts	17,948	—	—
Receivable for:
Investments sold	16,945,158	—	—
Fund shares sold	10,566,275	701,055	1,280,189
Interest	16,443,936	7,240,012	—
Futures variation margin	4,687	—	—
Foreign tax reclaims	18,696	—	—
Securities lending income	44,735	1,333	—
Expense reimbursement due from Investment Advisor	—	—	—
Deferred Trustees' compensation plan	7,273	20,522	—
Other assets	—	3,548	—
Total assets	2,603,353,694	1,150,694,256	958,553,875
Liabilities
Gross unrealized depreciation on foreign forward currency contracts	1,360	—	—
Collateral on securities loaned	192,302,489	71,785,000	—
Payable for:
Investments purchased on a delayed delivery basis	458,971,591	—	—
Investments purchased	19,438,341	4,958,883	—
Fund shares repurchased	6,300,701	995,968	4,646,299
Distributions	5,525,684	2,745,276	—
Investment advisory fee	571,575	271,030	—
Administration fee	223,292	95,307	136,628
Transfer agent fee	169,972	94,892	103,933
Pricing and bookkeeping fees	47,048	13,088	4,588
Trustees' fees	106,907	122,970	25,342
Distribution and service fees	15,756	45,351	135,980
Custody fee	38,077	26,546	—
Chief compliance officer expenses	3,613	2,426	2,209
Deferred Trustees' fees	7,273	20,522	—
Other liabilities	208,671	191,209	84,192
Total liabilities	683,932,350	81,368,468	5,139,171
Net Assets	1,919,421,344	1,069,325,788	953,414,704

See Accompanying Notes to Financial Statements.

37

Statements of Assets and Liabilities – Government & Corporate Bond Funds (Continued)
(September 30, 2006) (Unaudited)

	($)	($)	($)
	Total Return Bond Fund	Short Term Bond Fund	High Income Fund
Composition of Net Assets
Paid-in capital	1,940,043,262	1,105,025,642	945,027,482
Undistributed (overdistributed) net investment income	(493,577)	(706,490)	1,091,816
Accumulated net realized gain (loss)	(16,838,976)	(26,539,068)	(426,647)
Unrealized appreciation (depreciation) on:
Investments	(3,268,677)	(8,454,296)	7,722,053
Foreign currency translations	6,246	—	—
Forward foreign currency exchange contracts	16,588	—	—
Futures contracts	(43,522)	—	—
Net Assets	1,919,421,344	1,069,325,788	953,414,704
Class A
Net assets	26,569,709	76,057,428	119,409,964
Shares outstanding	2,747,135	7,760,605	13,614,595
Net asset value per share (a)	9.67	9.80	8.77
Maximum sales charge	3.25%	1.00%	4.75%
Maximum offering price per share (b)	9.99	9.90	9.21
Class B
Net assets	9,634,016	23,690,035	95,948,247
Shares outstanding	995,764	2,418,909	10,965,801
Net asset value per share (a)	9.67	9.79	8.75
Class C
Net assets	2,490,255	19,912,012	37,161,113
Shares outstanding	257,487	2,033,870	4,264,943
Net asset value per share (a)	9.67	9.79	8.71
Class Z
Net assets	1,880,727,364	949,666,313	700,895,380
Shares outstanding	194,283,562	97,090,977	79,291,931
Net asset value, offering and redemption price per share	9.68	9.78	8.84

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

38

Statements of Operations – Government & Corporate Bond Funds
(For the Six Months Ended September 30, 2006) (Unaudited)

	($)	($)	($)
	Total Return Bond Fund (a)	Short Term Bond Fund (a)	High Income Fund (a)
Net Investment Income:
Income
Interest	52,227,902	27,617,008	—
Interest from affiliates	—	124,507	—
Securities lending	60,608	1,563	—
Foreign taxes withheld	(6,981)	—	—
Allocated from master portfolio:
Interest	—	—	37,510,880
Dividends	—	—	250,646
Foreign taxes withheld	—	—	(7,565)
Total Investment Income	52,281,529	27,743,078	37,753,961
Expenses
Investment advisory fee	3,358,988	1,757,989	—
Administration fee	1,398,982	741,299	808,026
Distribution fee:
Class B	36,199	97,305	369,888
Class C	10,141	78,065	143,130
Service fee:
Class A	36,923	98,958	137,502
Class B	12,066	32,435	123,296
Class C	3,380	26,022	47,710
Transfer agent fee	—	101,012	180,438
Pricing and bookkeeping fees	168,340	85,723	28,096
Trustees' fees	7,907	7,907	1,612
Custody fee	40,682	29,487	981
Chief compliance officer expenses (See Note 4)	7,363	5,149	4,464
Non-recurring costs (See Note 9)	19,277	11,455	—
Expenses allocated from Master Portfolio	—	—	2,808,899
Other expenses	122,657	90,754	138,808
Total Expenses	5,222,905	3,163,560	4,792,850
Fees waived by Distributor Class C	—	(45,929)	—
Fees waived by Investment Advisor	—	(117,199)	—
Non-recurring costs assumed by Bank of America Corporation (See Note 9)	(19,277)	(11,455)	—
Custody earnings credit	(10,415)	(8,106)	(1)
Net Expenses	5,193,213	2,980,871	4,792,849
Net Investment Income	47,088,316	24,762,207	32,961,112

See Accompanying Notes to Financial Statements.

39

Statements of Operations – Government & Corporate Bond Funds (Continued)
(For the Six Months Ended September 30, 2006) (Unaudited)

	($)	($)	($)
	Total Return Bond Fund (a)	Short Term Bond Fund (a)	High Income Fund (a)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, and Futures Contracts:
Net realized gain (loss) on:
Unaffiliated investments	(7,788,481)	(7,663,800)	—
Affiliated investments	—	(211,994)	—
Foreign currency transactions	(185,902)	—	—
Futures contracts	(567,519)	—	—
Allocated from master portfolio:
Investments	—	—	993,824
Foreign currency transactions	—	—	(306,015)
Net realized gain (loss)	(8,541,902)	(7,875,794)	687,809
Net change in unrealized appreciation (depreciation) on:
Investments	27,877,089	14,017,009	—
Foreign currency translations	5,414	—	—
Forward foreign currency exchange contracts	19,709	—	—
Futures contracts	379,821	—	—
Allocated from master portfolio:
Investments	—	—	(2,040,055)
Foreign currency translations	—	—	(34,542)
Net change in unrealized appreciation (depreciation)	28,282,033	14,017,009	(2,074,597)
Net Gain (Loss)	19,740,131	6,141,215	(1,386,788)
Net Increase Resulting From Operations	66,828,447	30,903,422	31,574,324

(a)  On August 22, 2005, the Fund's, Investor A, Investor B, Investor C and Primary A shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

40

Statement of Changes in Net Assets – Government & Corporate Bond Funds

Increase (Decrease) in Net Assets	Total Return Bond Fund		Short Term Bond Fund		High Income Fund
	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 ($)(b)	(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 ($)(b)	(Unaudited) Six Months Ended September 30, 2006 ($)		Year Ended March 31, 2006 ($)(b)
Operations
Net investment income	47,088,316	80,764,958	24,762,207	40,360,556	32,961,112	(a)	68,272,963	(a)
Net realized gain (loss) on investments, foreign currency transactions and futures contracts	(8,541,902)	(8,221,553)	(7,875,794)	(7,149,568)	687,809	(a)	28,815,338	(a)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and futures contracts	28,282,033	(32,076,146)	14,017,009	(5,305,854)	(2,074,597	)(a)	(39,790,998	)(a)
Net increase from operations	66,828,447	40,467,259	30,903,422	27,905,134	31,574,324		57,297,303
Distributions to Shareholders:
From net investment income:
Class A	(672,106)	(1,385,404)	(1,618,547)	(2,123,402)	(3,957,303)		(9,515,620)
Class B	(183,728)	(335,419)	(432,719)	(466,085)	(3,140,803)		(7,416,838)
Class C	(51,354)	(74,397)	(393,736)	(563,632)	(1,220,443)		(2,751,129)
Class Z	(46,309,988)	(81,741,500)	(22,635,052)	(38,052,968)	(25,070,411)		(50,865,889)
From net realized gains:
Class A	—	(92,433)	—	—	(1,327,383)		(3,445,622)
Class B	—	(27,640)	—	—	(1,286,366)		(3,306,958)
Class C	—	(4,473)	—	—	(497,755)		(1,221,623)
Class Z	—	(5,344,291)	—	—	(8,389,949)		(20,383,962)
Total distributions to shareholders	(47,217,176)	(89,005,557)	(25,080,054)	(41,206,087)	(44,890,413)		(98,907,641)
Net Capital Share Transactions	(146,148,927)	191,463,632	(200,928,330)	293,630,325	34,317,701		(47,945,923)
Net increase (decrease) in net assets	(126,537,656)	142,925,334	(195,104,962)	280,329,372	21,001,612		(89,556,261)
Net Assets
Beginning of period	2,045,959,000	1,903,033,666	1,264,430,750	984,101,378	932,413,092		1,021,969,353
End of period	1,919,421,344	2,045,959,000	1,069,325,788	1,264,430,750	953,414,704		932,413,092
Undistributed (overdistributed) net investment income, at end of period	(493,577)	(364,717)	(706,490)	(388,643)	1,091,816		1,519,664

(a)  Allocated from the Master Portfolio.

(b)  On August 22, 2005, the Funds' Investor A, Investor B, Investor C and Primary A Shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

41

Statements of Changes in Net Assets – Capital Stock Activity

	Total Return Bond Fund				Short Term Bond Fund				High Income Fund
	(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)		(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)		(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006 (a)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	94,982	1,393,490	1,115,044	10,929,685	438,616	4,291,757	815,892	8,014,083	4,491,023	39,372,630	10,545,563	96,293,774
Proceeds received in connection with merger	—	—	953,994	9,330,140	—	—	6,699,327	65,937,486	—	—	—	—
Distributions reinvested	50,408	481,015	108,190	1,055,202	135,699	1,323,012	174,067	1,704,933	424,702	3,707,189	919,607	8,263,003
Redemptions	(1,146,502)	(10,915,903)	(1,530,442)	(14,965,230)	(1,399,921)	(13,637,213)	(2,985,198)	(29,273,709)	(3,534,672)	(31,235,844)	(13,736,898)	(125,184,546)
Net increase (decrease)	(1,001,112)	(9,041,398)	646,786	6,349,797	(825,606)	(8,022,444)	4,704,088	46,382,793	1,381,053	11,843,975	(2,271,728)	(20,627,769)
Class B
Subscriptions	49,124	467,877	58,394	576,189	84,405	821,429	35,820	344,343	426,911	3,752,862	664,199	6,047,960
Proceeds received in connection with merger	—	—	404,973	3,960,416	—	—	3,463,903	34,072,841	—	—	—	—
Distributions reinvested	15,490	147,884	29,809	291,421	35,794	348,705	37,986	371,186	307,122	2,672,389	703,410	6,300,657
Redemptions	(125,330)	(1,193,714)	(426,337)	(4,169,328)	(582,624)	(5,671,046)	(806,927)	(7,890,388)	(1,248,701)	(10,997,970)	(3,897,160)	(35,283,457)
Net increase (decrease)	(60,716)	(577,953)	66,839	658,698	(462,425)	(4,500,912)	2,730,782	26,897,982	(514,668)	(4,572,719)	(2,529,551)	(22,934,840)
Class C
Subscriptions	22,622	216,039	69,490	673,650	175,435	1,707,136	228,759	2,241,579	380,636	3,333,321	1,085,154	9,808,497
Proceeds received in connection with merger	—	—	150,345	1,470,370	—	—	1,240,526	12,195,132	—	—	—	—
Distributions reinvested	2,585	24,657	4,278	41,696	29,665	288,926	40,602	397,389	116,168	1,006,970	238,232	2,124,781
Redemptions	(76,789)	(732,707)	(65,011)	(632,903)	(440,419)	(4,284,769)	(1,072,893)	(10,511,472)	(697,252)	(6,118,247)	(2,162,620)	(19,559,820)
Net increase (decrease)	(51,582)	(492,011)	159,102	1,552,813	(235,319)	(2,288,707)	436,994	4,322,628	(200,448)	(1,777,956)	(839,234)	(7,626,542)
Class Z
Subscriptions	12,112,361	115,632,087	36,582,911	355,991,337	7,134,338	69,371,778	20,445,521	200,473,766	14,904,727	131,631,303	22,904,436	209,961,888
Proceeds received in connection with merger	—	—	22,698,463	221,980,764	—	—	62,543,306	614,518,797	—	—	—	—
Distributions reinvested	1,414,821	13,509,055	1,971,456	19,249,798	538,447	5,238,583	930,596	9,109,731	796,121	7,004,208	1,280,724	11,549,984
Redemptions	(27,868,118)	(265,178,707)	(42,339,441)	(414,319,575)	(26,823,780)	(260,726,628)	(62,178,885)	(608,075,372)	(12,334,039)	(109,811,110)	(23,811,862)	(218,268,644)
Net increase (decrease)	(14,340,936)	(136,037,565)	18,913,389	182,902,324	(19,150,995)	(186,116,267)	21,740,538	216,026,922	3,366,809	28,824,401	373,298	3,243,228

(a)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were renamed Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

42

See Accompanying Notes to Financial Statements.

43

Financial Highlights – Columbia Total Return Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$9.56		$9.80		$10.17		$9.99		$9.65	$9.78
Income from Investment Operations:
Net investment income (b)	0.22		0.35		0.31		0.34		0.33	0.50
Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts	0.11		(0.17)		(0.19)		0.24		0.53	(0.12)
Total from investment operations	0.33		0.18		0.12		0.58		0.86	0.38
Less Distributions Declared to Shareholders:
From net investment income	(0.22)		(0.39)		(0.34)		(0.34)		(0.35)	(0.51)
From net realized gains	—		(0.03)		(0.15)		(0.06)		(0.17)	—
Total distributions	(0.22)		(0.42)		(0.49)		(0.40)		(0.52)	(0.51)
Net Asset Value, End of Period	$9.67		$9.56		$9.80		$10.17		$9.99	$9.65
Total return (c)(i)	3.48	%(d)	1.84%		1.21%		5.92%		9.05%	3.96%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (e)	0.77	%(f)	0.79%		0.83%		0.90%		0.92%	0.93%
Interest expense	—		—		—		—		—	—	%(h)
Expenses (e)	0.77	%(f)	0.79%		0.83%		0.90%		0.92%	0.93%
Net investment income (e)	4.54	%(f)	3.91%		3.08%		3.36%		3.25%	5.03%
Waiver/reimbursement	—	(f)(g)(h)	0.06	%(g)	0.08	%(g)	0.03	%(g)	—	—
Portfolio turnover rate	157	%(d)	199%		402%		398%		488%	314%
Net assets, end of period (000's)	$26,570		$35,849		$30,409		$38,114		$43,828	$40,902

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, —%, 0.06% and 0.01% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(h)  Rounds to less than 0.01%.

(i)  Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

See Accompanying Notes to Financial Statements.

44

Financial Highlights – Columbia Total Return Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$9.57		$9.81		$10.17		$9.99		$9.66	$9.78
Income from Investment Operations:
Net investment income (b)	0.18		0.28		0.23		0.26		0.25	0.43
Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts	0.10		(0.17)		(0.18)		0.24		0.52	(0.11)
Total from investment operations	0.28		0.11		0.05		0.50		0.77	0.32
Less Distributions Declared to Shareholders:
From net investment income	(0.18)		(0.32)		(0.26)		(0.26)		(0.27)	(0.44)
From net realized gains	—		(0.03)		(0.15)		(0.06)		(0.17)	—
Total distributions	(0.18)		(0.35)		(0.41)		(0.32)		(0.44)	(0.44)
Net Asset Value, End of Period	$9.67		$9.57		$9.81		$10.17		$9.99	$9.66
Total return (c)(i)	2.98	%(d)	1.09%		0.55%		5.13%		8.13%	3.29%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (e)	1.52	%(f)	1.54%		1.58%		1.65%		1.67%	1.68%
Interest expense	—		—		—		—		—	—	%(h)
Expenses (e)	1.52	%(f)	1.54%		1.58%		1.65%		1.67%	1.68%
Net investment income (e)	3.79	%(f)	3.14%		2.32%		2.61%		2.50%	4.28%
Waiver/reimbursement	—	(f)(g)(h)	0.06	%(g)	0.08	%(g)	0.03	%(g)	—	—
Portfolio turnover rate	157	%(d)	199%		402%		398%		488%	314%
Net assets, end of period (000's)	$9,634		$10,108		$9,707		$13,518		$18,783	$16,877

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, —%, 0.06% and 0.01% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(h)  Rounds to less than 0.01%.

(i)  Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

See Accompanying Notes to Financial Statements.

45

Financial Highlights – Columbia Total Return Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$9.56		$9.80		$10.17		$9.99		$9.65	$9.78
Income from Investment Operations:
Net investment income (b)	0.18		0.28		0.23		0.26		0.25	0.43
Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts	0.11		(0.17)		(0.19)		0.24		0.53	(0.12)
Total from investment operations	0.29		0.11		0.04		0.50		0.78	0.31
Less Distributions Declared to Shareholders:
From net investment income	(0.18)		(0.32)		(0.26)		(0.26)		(0.27)	(0.44)
From net realized gains	—		(0.03)		(0.15)		(0.06)		(0.17)	—
Total distributions	(0.18)		(0.35)		(0.41)		(0.32)		(0.44)	(0.44)
Net Asset Value, End of Period	$9.67		$9.56		$9.80		$10.17		$9.99	$9.65
Total return (c)(i)	3.09	%(d)	1.08%		0.45%		5.13%		8.24%	3.18%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (e)	1.52	%(f)	1.54%		1.58%		1.65%		1.67%	1.68%
Interest expense	—		—		—		—		—	—	%(h)
Expenses (e)	1.52	%(f)	1.54%		1.58%		1.65%		1.67%	1.68%
Net investment income (e)	3.79	%(f)	3.20%		2.32%		2.61%		2.50%	4.28%
Waiver/reimbursement	—	(f)(g)(h)	0.06	%(g)	0.08	%(g)	0.03	%(g)	—	—
Portfolio turnover rate	157	%(d)	199%		402%		398%		488%	314%
Net assets, end of period (000's)	$2,490		$2,956		$1,470		$1,823		$2,823	$2,387

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, —%, 0.06% and 0.01% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(h)  Rounds to less than 0.01%.

(i)  Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

See Accompanying Notes to Financial Statements.

46

Financial Highlights – Columbia Total Return Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$9.57		$9.81		$10.17		$10.00		$9.66	$9.78
Income from Investment Operations:
Net investment income (b)	0.23		0.37		0.33		0.36		0.35	0.53
Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts	0.11		(0.16)		(0.18)		0.23		0.53	(0.11)
Total from investment operations	0.34		0.21		0.15		0.59		0.88	0.42
Less Distributions Declared to Shareholders:
From net investment income	(0.23)		(0.42)		(0.36)		(0.36)		(0.37)	(0.54)
From net realized gains	—		(0.03)		(0.15)		(0.06)		(0.17)	—
Total distributions	(0.23)		(0.45)		(0.51)		(0.42)		(0.54)	(0.54)
Net Asset Value, End of Period	$9.68		$9.57		$9.81		$10.17		$10.00	$9.66
Total return (c)(i)	3.61	%(d)	2.10%		1.56%		6.07%		9.32%	4.33%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (e)	0.52	%(f)	0.54%		0.58%		0.65%		0.67%	0.68%
Interest expense	—		—		—		—		—	—	%(h)
Expenses (e)	0.52	%(f)	0.54%		0.58%		0.65%		0.67%	0.68%
Net investment income (e)	4.79	%(f)	4.13%		3.30%		3.61%		3.50%	5.28%
Waiver/reimbursement	—	(f)(g)(h)	0.06	%(g)	0.08	%(g)	0.03	%(g)	—	—
Portfolio turnover rate	157	%(d)	199%		402%		398%		488%	314%
Net assets, end of period (000's)	$1,880,727		$1,997,046		$1,861,448		$2,260,519		$2,482,229	$2,256,647

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, —%, 0.06% and 0.01% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(h)  Rounds to less than 0.01%.

(i)  Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

See Accompanying Notes to Financial Statements.

47

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$9.75		$9.82		$10.07		$10.10		$9.83	$9.81
Income from Investment Operations:
Net investment income (b)	0.20		0.31		0.21		0.20		0.28	0.45
Net realized and unrealized gain (loss) on investments	0.05		(0.07)		(0.23)		0.02		0.30	0.02
Total from investment operations	0.25		0.24		(0.02)		0.22		0.58	0.47
Less Distributions Declared to Shareholders:
From net investment income	(0.20)		(0.31)		(0.21)		(0.20)		(0.28)	(0.45)
From net realized gains	—		—		(0.02)		(0.05)		(0.03)	—
Total distributions	(0.20)		(0.31)		(0.23)		(0.25)		(0.31)	(0.45)
Net Asset Value, End of Period	$9.80		$9.75		$9.82		$10.07		$10.10	$9.83
Total return (c)(d)	2.59	%(e)	2.47%		(0.19)%		2.23%		6.01%	4.91%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (f)	0.71	%(g)	0.72%		0.73%		0.72	%(i)	0.75%	0.77%
Net investment income (f)	4.04	%(g)	3.27%		2.10%		1.99%		2.74%	4.54%
Waiver/reimbursement	0.02	%(g)(h)	0.08	%(h)	0.10	%(h)	0.13	%(h)	0.10%	0.10%
Portfolio turnover rate	38	%(e)	80%		128%		164%		54%	80%
Net assets, end of period (000's)	$76,057		$83,675		$38,130		$122,202		$130,036	$99,453

(a)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, 0.02%, 0.08% and 0.10% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(i)  The reimbursement from the Investment Advisor had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

48

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$9.74		$9.81		$10.07		$10.09		$9.83	$9.80
Income from Investment Operations:
Net investment income (b)	0.16		0.25		0.14		0.13		0.21	0.38
Net realized and unrealized gain (loss) on investments	0.05		(0.08)		(0.24)		0.03		0.29	0.03
Total from investment operations	0.21		0.17		(0.10)		0.16		0.50	0.41
Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.24)		(0.14)		(0.13)		(0.21)	(0.38)
From net realized gains	—		—		(0.02)		(0.05)		(0.03)	—
Total distributions	(0.16)		(0.24)		(0.16)		(0.18)		(0.24)	(0.38)
Net Asset Value, End of Period	$9.79		$9.74		$9.81		$10.07		$10.09	$9.83
Total return (c)(d)	2.21	%(e)	1.71%		(1.03)%		1.58%		5.12%	4.25%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (f)	1.46	%(g)	1.47%		1.48%		1.47	%(i)	1.50%	1.52%
Net investment income (f)	3.29	%(g)	2.69%		1.37%		1.24%		1.99%	3.79%
Waiver/reimbursement	0.02	%(g)(h)	0.08	%(h)	0.10	%(h)	0.13	%(h)	0.10%	0.10%
Portfolio turnover rate	38	%(e)	80%		128%		164%		54%	80%
Net assets, end of period (000's)	$23,690		$28,061		$1,477		$1,775		$2,170	$2,511

(a)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, 0.02%, 0.08% and 0.10% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(i)  The reimbursement from the Investment Advisor had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

49

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$9.74		$9.81		$10.07		$10.09		$9.83	$9.80
Income from Investment Operations:
Net investment income (b)	0.18		0.26		0.13		0.13		0.21	0.38
Net realized and unrealized gain (loss) on investments	0.05		(0.07)		(0.23)		0.03		0.29	0.03
Total from investment operations	0.23		0.19		(0.10)		0.16		0.50	0.41
Less Distributions Declared to Shareholders:
From net investment income	(0.18)		(0.26)		(0.14)		(0.13)		(0.21)	(0.38)
From net realized gains	—		—		(0.02)		(0.05)		(0.03)	—
Total distributions	(0.18)		(0.26)		(0.16)		(0.18)		(0.24)	(0.38)
Net Asset Value, End of Period	$9.79		$9.74		$9.81		$10.07		$10.09	$9.83
Total return (c)(d)	2.43	%(e)	1.94%		(1.03)%		1.58%		5.12%	4.23%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (f)	1.02	%(g)	1.20%		1.48%		1.47	%(i)	1.50%	1.52%
Net investment income (f)	3.73	%(g)	2.69%		1.36%		1.24%		1.99%	3.79%
Waiver/reimbursement	0.46	%(g)(h)	0.35	%(h)	0.10	%(h)	0.13	%(h)	0.10%	0.10%
Portfolio turnover rate	38	%(e)	80%		128%		164%		54%	80%
Net assets, end of period (000's)	$19,912		$22,091		$17,980		$32,267		$54,350	$39,515

(a)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.46%, 0.29%, 0.08% and 0.10% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(i)  The reimbursement from the Investment Advisor had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

50

Financial Highlights – Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares	2006		2006 (a)		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$9.73		$9.80		$10.06		$10.08		$9.82	$9.80
Income from Investment Operations:
Net investment income (b)	0.21		0.33		0.24		0.22		0.31	0.48
Net realized and unrealized gain (loss) on investments	0.05		(0.07)		(0.25)		0.04		0.29	0.02
Total from investment operations	0.26		0.26		(0.01)		0.26		0.60	0.50
Less Distributions Declared to Shareholders:
From net investment income	(0.21)		(0.33)		(0.23)		(0.23)		(0.31)	(0.48)
From net realized gains	—		—		(0.02)		(0.05)		(0.03)	—
Total distributions	(0.21)		(0.33)		(0.25)		(0.28)		(0.34)	(0.48)
Net Asset Value, End of Period	$9.78		$9.73		$9.80		$10.06		$10.08	$9.82
Total return (c)(d)	2.72	%(e)	2.73%		(0.04)%		2.60%		6.18%	5.19%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (f)	0.46	%(g)	0.47%		0.48%		0.47	%(i)	0.50%	0.52%
Net investment income (f)	4.29	%(g)	3.40%		2.37%		2.24%		2.99%	4.79%
Waiver/reimbursement	0.02	%(g)(h)	0.08	%(h)	0.10	%(h)	0.13	%(h)	0.10%	0.10%
Portfolio turnover rate	38	%(e)	80%		128%		164%		54%	80%
Net assets, end of period (000's)	$949,666		$1,130,604		$926,514		$1,099,131		$791,981	$493,457

(a)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, 0.02%, 0.08% and 0.10% for the periods ended September 30, 2006, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(i)  The reimbursement from the Investment Advisor had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

51

Financial Highlights – Columbia High Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class A Shares (a)	2006		2006 (b)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.91		$9.31	$9.79	$8.52	$8.80	$9.22
Income from Investment Operations:
Net investment income (c)	0.31		0.63	0.66	0.70	0.75	0.80
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		(0.10)	0.03	1.36	(0.28)	(0.32)
Total from investment operations	0.29		0.53	0.69	2.06	0.47	0.48
Less Distributions Declared to Shareholders:
From net investment income	(0.31)		(0.66)	(0.65)	(0.70)	(0.75)	(0.85)
From net realized gains	(0.12)		(0.27)	(0.52)	(0.09)	—	(0.05)
Total distributions	(0.43)		(0.93)	(1.17)	(0.79)	(0.75)	(0.90)
Net Asset Value, End of Period	$8.77		$8.91	$9.31	$9.79	$8.52	$8.80
Total return (d)	3.39	%(e)	6.03%	7.64%	24.88%	6.07%	5.69	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	1.10	%(h)	1.08%	1.09%	1.09%	1.15%	1.18%
Net investment income (g)	7.01	%(h)	6.90%	6.90%	7.37%	9.22%	9.50%
Waiver/reimbursement	—		—	—	—	—	0.07%
Net assets, end of period (000's)	$119,410		$109,029	$134,980	$163,916	$97,154	$31,551

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the High Income Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent defered sales charge.

(e)  Not annualized.

(f)  Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

52

Financial Highlights – Columbia High Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class B Shares (a)	2006		2006 (b)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.89		$9.29	$9.77	$8.51	$8.80	$9.21
Income from Investment Operations:
Net investment income (c)	0.28		0.56	0.58	0.64	0.69	0.76
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		(0.10)	0.04	1.35	(0.29)	(0.33)
Total from investment operations	0.26		0.46	0.62	1.99	0.40	0.43
Less Distributions Declared to Shareholders:
From net investment income	(0.28)		(0.59)	(0.58)	(0.64)	(0.69)	(0.79)
From net realized gains	(0.12)		(0.27)	(0.52)	(0.09)	—	(0.05)
Total distributions	(0.40)		(0.86)	(1.10)	(0.73)	(0.69)	(0.84)
Net Asset Value, End of Period	$8.75		$8.89	$9.29	$9.77	$8.51	$8.80
Total return (d)	3.01	%(e)	5.25%	6.89%	23.91%	5.20%	5.06	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	1.85	%(h)	1.83%	1.84%	1.84%	1.90%	1.93%
Net investment income (g)	6.28	%(h)	6.22%	6.17%	6.62%	8.47%	8.75%
Waiver/reimbursement	—		—	—	—	—	0.07%
Net assets, end of period (000's)	$95,948		$102,085	$130,088	$144,762	$95,110	$64,091

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the High Income Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent defered sales charge.

(e)  Not annualized.

(f)  Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

53

Financial Highlights – Columbia High Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class C Shares (a)	2006		2006 (b)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.86		$9.25	$9.74	$8.47	$8.77	$9.19
Income from Investment Operations:
Net investment income (c)	0.28		0.56	0.58	0.64	0.69	0.76
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		(0.09)	0.03	1.36	(0.30)	(0.34)
Total from investment operations	0.25		0.47	0.61	2.00	0.39	0.42
Less Distributions Declared to Shareholders:
From net investment income	(0.28)		(0.59)	(0.58)	(0.64)	(0.69)	(0.79)
From net realized gains	(0.12)		(0.27)	(0.52)	(0.09)	—	(0.05)
Total distributions	(0.40)		(0.86)	(1.10)	(0.73)	(0.69)	(0.84)
Net Asset Value, End of Period	$8.71		$8.86	$9.25	$9.74	$8.47	$8.77
Total return (d)	2.90	%(e)	5.39%	6.80%	24.15%	5.09%	4.96	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	1.85	%(h)	1.83%	1.84%	1.84%	1.90%	1.93%
Net investment income (g)	6.28	%(h)	6.23%	6.21%	6.62%	8.47%	8.75%
Waiver/reimbursement	—		—	—	—	—	0.07%
Net assets, end of period (000's)	$37,161		$39,547	$49,066	$63,005	$32,453	$15,213

(a)  Per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the High Income Master Portfolio.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent defered sales charge.

(e)  Not annualized.

(f)  Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

54

Financial Highlights – Columbia High Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30,		Year Ended March 31,
Class Z Shares (a)	2006		2006 (b)	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$8.98		$9.37	$9.86	$8.57	$8.86	$9.27
Income from Investment Operations:
Net investment income (c)	0.32		0.66	0.67	0.73	0.77	0.86
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		(0.10)	0.04	1.38	(0.29)	(0.34)
Total from investment operations	0.30		0.56	0.71	2.11	0.48	0.52
Less Distributions Declared to Shareholders:
From net investment income	(0.32)		(0.68)	(0.68)	(0.73)	(0.77)	(0.88)
From net realized gains	(0.12)		(0.27)	(0.52)	(0.09)	—	(0.05)
Total distributions	(0.44)		(0.95)	(1.20)	(0.82)	(0.77)	(0.93)
Net Asset Value, End of Period	$8.84		$8.98	$9.37	$9.86	$8.57	$8.86
Total return (d)	3.50	%(e)	6.37%	7.76%	25.30%	6.19%	6.05	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	0.85	%(h)	0.83%	0.84%	0.84%	0.90%	0.93%
Net investment income (g)	7.27	%(h)	7.19%	7.09%	7.62%	9.47%	9.75%
Waiver/reimbursement	—		—	—	—	—	0.07%
Net assets, end of period (000's)	$700,895		$681,752	$707,834	$798,398	$460,639	$194,867

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the High Income Master Portfolio.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

55

Notes to Financial Statements – Government & Corporate Bond Funds
(September 30, 2006) (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. Information presented in these financial statements pertains to the following portfolios of the Trust (each a "Fund" and collectively, the "Funds"):

Columbia Total Return Bond Fund

Columbia Short Term Bond Fund

Columbia High Income Fund

On September 18, 2006, Nations High Yield Bond Fund (Offshore) was renamed Columbia High Income Fund (Offshore).

Investment Goals

Columbia Total Return Bond Fund seeks total return by investing in investment grade fixed income securities. Columbia Short Term Bond Fund seeks high current income consistent with minimal fluctuation of principal. Columbia High Income Fund seeks maximum income by investing in a diversified portfolio of high yield debt securities.

Columbia High Income Fund (the "Feeder Fund") seek to achieve its investment objective by investing substantially all of its assets in Columbia High Income Master Portfolio (the "Master Portfolio"). The Master Portfolio is a series of Columbia Funds Master Investment Trust (the "Master Trust"). The Master Portfolio has the same investment objective as that of the Feeder Fund. The value of the Feeder Fund's investment in the Master Portfolio included in the Statements of assets and liabilities reflect the Feeder Fund's proportionate beneficial interests in the net assets of the Master Portfolio (97.8% for the Master Portfolio at September 30, 2006). The financial statements of the Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Feeder Fund's financial statements. Other funds managed by Columbia Management Advisors, LLC and not registered under the 1940 Act, whose financial statements are not presented here, also invest in the Master Portfolio.

Fund Shares

The Funds may issue an unlimited number of shares and each offers four classes of shares: Class A, Class B, Class C and Class Z shares. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 1.00%, 3.25% and 4.75% for Columbia Short Term Bond Fund, Columbia Total Return Bond Fund and Columbia High Income Fund, respectively, based on the amount of initial investment. Class A shares of Columbia Short Term Bond Fund purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 3.00%, 3.00% and 5.00% for Columbia Short Term Bond Fund, Columbia Total Return Bond Fund and Columbia High Income Fund, respectively, based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Funds' prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

Debt securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain debt securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, investments for

56

Government & Corporate Bond Funds (September 30, 2006) (Unaudited)

which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Similar policies are followed by the Master Portfolio in which the Feeder Fund invests. See the Notes to Financial Statements for the Master Portfolio included elsewhere in this report for the Master Portfolio's valuation policies.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157") was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Funds' financial statement disclosures.

Futures Contracts

With the exception of the Feeder Fund, all Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Forward Foreign Currency Contracts

Generally, each Fund may enter into forward foreign currency contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment advisor or sub-advisor believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

57

Government & Corporate Bond Funds (September 30, 2006) (Unaudited)

When-Issued/Delayed Delivery Securities

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Stripped Securities

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Loan Participations and Commitments

Columbia Short Term Bond Fund may invest in Loan Participations. When a Fund purchases a Loan Participation, the Fund typically enters into a contractual relationship with the lender or third party selling such Participation ("Selling Participant"), but not the Borrower. As a result, the Fund assumes the credit risk of the Borrower, Selling Participant and any other persons interpositioned between the Fund and the Borrower ("Intermediate Participants"). The Fund may not directly benefit from the collateral supporting the Senior Loan which it has purchased from the Selling Participant.

Foreign Currency Transactions

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern (U.S.) time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Income Recognition

Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Fund records its share of the investment income and realized and unrealized gains and losses reported by the Master Portfolio on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolio based upon the relative value of its investments in the Master Portfolio.

58

Government & Corporate Bond Funds (September 30, 2006) (Unaudited)

Expenses

General expenses of the Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged directly to such Fund or class.

The Feeder Fund records its share of the expenses reported by the Master Portfolio on a daily basis. The expenses are allocated daily to investors in the Master Portfolio based upon the relative value of the Feeder Fund's and other feeder funds investment in the Master Portfolio.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly for each Fund except the Feeder Fund. The Feeder Fund declares and pays dividends monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Funds' organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2006 was as follows:

	3/31/06
Fund	Ordinary Income*	Long-term Capital Gains
Columbia Total Return Bond Fund	$85,293,544	$3,712,014
Columbia Short Term Bond Fund	41,206,087	—
Columbia High Income Fund	74,355,142	24,552,499

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2006, based on cost of investments for federal income tax purposes was:

Fund	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Columbia Total Return Bond Fund	$15,097,382	$(18,019,326)	$(2,921,944)
Columbia Short Term Bond Fund	1,988,555	(10,422,850)	(8,434,295)
Columbia High Income Fund	*	*	7,722,053

*  See corresponding Master Portfolio notes to financial statements for tax basis information.

59

Government & Corporate Bond Funds (September 30, 2006) (Unaudited)

The following capital loss carryforwards, determined as of March 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	Expiring in 2007	Expiring in 2012	Expiring in 2013	Expiring in 2014	Total
Columbia Total Return Bond Fund	$—	$—	$325,588	$72,823	$398,411
Columbia Short Term Bond Fund	1,103,186	1,127,032	4,476,378	7,382,799	14,089,395

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Funds and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on each Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Funds. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

	Fees on Average Net Assets
Fund	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Total Return Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Columbia Short Term Bond Fund	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%

The Feeder Fund indirectly pays for investment advisory services through its investments in the Master Portfolio (see Note 4 of Notes to financial statements of the Master Portfolio).

For the six months ended September 30, 2006, the annualized effective investment advisory fee rates for Columbia Total Return Bond Fund and Columbia Short Term Bond Fund, as a percentage of each Fund's average daily net assets, was 0.34% and 0.30%, respectively.

60

Government & Corporate Bond Funds (September 30, 2006) (Unaudited)

Administration Fee

Columbia provides administrative and other services to the Funds. Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, based on the Funds' average daily net assets at the annual rates listed below less the fees payable by the Funds under the pricing and bookkeeping agreement (described below):

Fund	Annual Fee Rate
Columbia Total Return Bond Fund	0.15%
Columbia Short Term Bond Fund	0.14%
Columbia High Income Fund	0.18%

Columbia has voluntarily agreed to waive a portion of its administration fee for Columbia Short Term Bond Fund at an annual rate of 0.02% of Columbia Short Term Bond Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Funds, Columbia receives from each Fund an annual fee of $38,000 paid monthly. In addition, each of the Funds with the exception of the Feeder Fund pays a monthly fee based on the level of average daily net assets for the month. During any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) for a Fund shall not exceed $140,000.

The Funds also reimburse Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing each Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to April 1, 2006, the annual rate was $15.23 per open account.

The Transfer Agent has voluntarily agreed to waive a portion of its fees so that transfer agent fees (exclusive of out-of-pocket expenses and Sub Transfer Agent Fees) will not exceed 0.02% annually for Columbia High Income Fund. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

For the six months ended September 30, 2006, the annualized effective transfer agent fee rates for the Funds, inclusive of out-of-pocket expenses and Sub Transfer Agent Fees and net of fee waivers, as a percentage of the Funds' average daily net assets, were as follows:

Fund	Transfer Agent Rate
Columbia Total Return Bond Fund	—
Columbia Short Term Bond Fund	0.02%
Columbia High Income Fund	0.04%

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned

61

Government & Corporate Bond Funds (September 30, 2006) (Unaudited)

subsidiary of BOA, serves as distributor of the Funds' shares. For the six months ended September 30, 2006, the Distributor has retained net underwriting discounts and net contingent deferred sales charge ("CDSC") fees as follows:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class A	Class B	Class C
Columbia Total Return Bond Fund	$462	$1,021	$5,020	$9
Columbia Short Term Bond Fund	583	21	7,063	27
Columbia High Income Fund	18,207	—	98,742	14,947

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of each Fund and a combined distribution and shareholder servicing plan for Class A shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate (Before Fee Waivers)	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%*	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

* Columbia Short Term Bond Fund pays its shareholder servicing fees, at the rates shown above, under a separate servicing plan.

The Distributor has contractually agreed to waive 0.44% of distribution fees on Class C shares for Columbia Short Term Bond Fund until September 25, 2006. After September 25, 2006, this fee waiver may be removed or eliminated by the Distributor at any time. For the six months ended September 30, 2006, the annualized effective distribution fee rate for Class C was 0.31%.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and/or reimburse expenses through July 31, 2007 to the extent that total expenses (excluding interest expense and shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

Fund	Annual Rate
Columbia Total Return Bond Fund	0.60%
Columbia Short Term Bond Fund	0.48%
Columbia High Income Fund	0.93%

Columbia is entitled to recover from Columbia Total Return Bond Fund any fees waived or expenses reimbursed by Columbia during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the Fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

62

Government & Corporate Bond Funds (September 30, 2006) (Unaudited)

At September 30, 2006, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

	Amount of potential recovery expiring:		Total potential	Amount recovered during period ended
Fund	3/31/08	3/31/07	recovery	9/30/06
Columbia Total Return Bond Fund	$1,044,185	$100,411	$1,144,596	$—

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Funds, with the exception of the Funds' Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statements of Assets and Liabilities.

As a result of fund mergers, Columbia Short Term Bond Fund assumed the assets and liabilities of the deferred compensation plan of the acquired fund. The deferred compensation plan of an acquired fund may be terminated at any time. Benefits under this deferred compensation plan are not funded and any payments to plan participants are paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Funds related to Sarbanes-Oxley compliance. The fees for these services are included in the administration fee.

Note 5. Portfolio Information

For the six months ended September 30, 2006, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	U.S Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Columbia Total Return Bond Fund	$2,954,994,417	$2,994,242,590	$598,521,220	$558,359,751
Columbia Short Term Bond Fund	225,135,284	166,792,328	201,112,863	446,579,703
Columbia High Income Fund*	*	*	*	*

*  See corresponding Master Portfolio for portfolio turnover information.

63

Government & Corporate Bond Funds (September 30, 2006) (Unaudited)

Note 6. Shares of Beneficial Interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Class B shares generally convert to Class A shares as follows:

Columbia Total Return Bond Fund
Class B shares purchased:	Will convert to Class A shares after:
– after November 15, 1998	Eight years
– between August 1, 1998 and November 15, 1998:
$0 - $249,999	Six years
$250,000 - $499,999	Six years
$500,000 - $999,999	Five years
Columbia High Income Fund
Class B shares purchased:	Will convert to Class A shares after:
– after November 15, 1998	Eight years
– between August 1, 1997 and November 15, 1998:
$0 - $249,999	Nine years
$250,000 - $499,999	Six years
$500,000 - $999,999	Five years
– before August 1, 1997	Eight Years
See Schedules of capital stock activity.

As of September 30, 2006, the Funds had shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	Number of Shareholders	% of Shares Outstanding Held
Columbia Total Return Bond Fund	1	14.5%
Columbia Short Term Bond Fund	1	5.1%

In addition, as of September 30, 2006, the Funds had other shareholders whose shares were beneficially owned by participant accounts over which Bank of America Corporation and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	Number of Shareholders	% of Shares Outstanding Held
Columbia Total Return Bond Fund	1	68.9%
Columbia Short Term Bond Fund	1	67.4
Columbia High Income Fund	1	54.8

Note 7. Line of Credit

The Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued to each participating fund based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statements of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among the participating funds.

For the six months ended September 30, 2006, the Funds did not borrow under these arrangements.

Note 8. Securities Lending

The Funds commenced a securities lending program in August 2006, and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of the collateral. The collateral received is

64

Government & Corporate Bond Funds (September 30, 2006) (Unaudited)

invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Disclosure of Significant Risks and Contingencies

Foreign Securities

Certain Funds invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated

65

Government & Corporate Bond Funds (September 30, 2006) (Unaudited)

pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Nations Funds Trust filed a motion to dismiss this complaint on May 19, 2006, but the Court has not yet ruled on the motion. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, Plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, Plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

For the six months ended September 30, 2006, BAC has assumed legal, consulting services and Trustees' fees incurred by the Funds in connection with these matters as follows:

Fund	Non-Recurring Costs
Columbia Total Return Bond Fund	$19,277
Columbia Short Term Bond Fund	11,455

66

Columbia Funds Master Funds

Columbia High Income Master Portfolio Semiannual Report

  September 30, 2006

The following pages should be read in conjunction with Columbia High Income Fund's Semiannual Report.

67

Investment Portfolio – Columbia High Income Master Portfolio (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes – 81.3%

	Par ($)	Value ($)
Basic Materials – 7.6%
Chemicals – 3.0%
Agricultural Chemicals – 1.0%
IMC Global, Inc.
10.875% 08/01/13	910,000	1,014,650
Terra Capital, Inc.
12.875% 10/15/08	8,140,000	9,096,450
		10,111,100
Chemicals-Diversified – 1.4%
EquiStar Chemicals LP
10.125% 09/01/08	765,000	809,944
10.625% 05/01/11	4,635,000	4,971,037
Lyondell Chemical Co.
9.500% 12/15/08	2,424,000	2,493,690
NOVA Chemicals Corp.
8.405% 11/15/13 (a)	2,040,000	2,080,800
Phibro Animal Health Corp.
10.000% 08/01/13 (b)	3,285,000	3,334,275
		13,689,746
Chemicals-Specialty – 0.6%
EquiStar Chemicals LP
7.550% 02/15/26	2,925,000	2,705,625
Millennium America, Inc.
7.625% 11/15/26	3,525,000	3,084,375
		5,790,000
Chemicals Total		29,590,846
Forest Products & Paper – 2.6%
Forestry – 0.1%
Tembec Industries, Inc.
7.750% 03/15/12	1,815,000	916,575
8.500% 02/01/11	142,000	73,840
		990,415
Paper & Related Products – 2.5%
Abitibi-Consolidated, Inc.
8.850% 08/01/30	1,645,000	1,381,800
Bowater Canada Finance
7.950% 11/15/11	935,000	892,925
Bowater, Inc.
9.375% 12/15/21	3,005,000	2,944,900
9.500% 10/15/12	105,000	106,575

	Par ($)	Value ($)
Georgia-Pacific Corp.
7.750% 11/15/29	2,930,000	2,812,800
8.000% 01/15/24	4,035,000	3,974,475
8.875% 05/15/31	7,610,000	7,914,400
P.H. Glatfelter
7.125% 05/01/16 (b)	3,190,000	3,110,528
Smurfit Capital Funding PLC
7.500% 11/20/25	1,380,000	1,290,300
		24,428,703
Forest Products & Paper Total		25,419,118
Iron/Steel – 1.7%
Steel-Producers – 0.4%
United States Steel LLC
10.750% 08/01/08	3,200,000	3,460,000
		3,460,000
Steel-Specialty – 1.3%
Allegheny Ludlum Corp.
6.950% 12/15/25	3,850,000	3,907,750
Allegheny Technologies, Inc.
8.375% 12/15/11	5,490,000	5,778,225
UCAR Finance, Inc.
10.250% 02/15/12	3,015,000	3,165,750
		12,851,725
Iron/Steel Total		16,311,725
Metals & Mining – 0.3%
Diversified Minerals – 0.3%
FMG Finance Ltd.
10.000% 09/01/13 (b)	1,595,000	1,515,250
10.625% 09/01/16 (b)	1,595,000	1,531,200
		3,046,450
Metals & Mining Total		3,046,450
Basic Materials Total		74,368,139
Communications – 15.0%
Internet – 0.1%
Web Hosting/Design – 0.1%
Globix Corp. PIK,
11.000% 05/01/08 (b)(c)(d)(e)	527,959	527,959
		527,959
Internet Total		527,959

See Accompanying Notes to Financial Statements.

68

Columbia High Income Master Portfolio (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Media – 5.6%
Cable TV – 0.6%
Shaw Communications, Inc.
7.500% 11/20/13	6,060,000	5,841,672
		5,841,672
Multimedia – 1.2%
CanWest Media, Inc.
8.000% 09/15/12	5,065,833	5,002,510
Quebecor Media, Inc.
7.750% 03/15/16	6,885,000	6,893,606
		11,896,116
Publishing-Books – 1.0%
Houghton Mifflin Co.
7.200% 03/15/11	4,490,000	4,546,125
Morris Publishing Group LLC
7.000% 08/01/13	5,605,000	5,296,725
		9,842,850
Publishing-Newspapers – 0.6%
Medianews Group, Inc.
6.875% 10/01/13	1,780,000	1,646,500
Sun Media Corp.
7.625% 02/15/13	3,800,000	3,838,000
		5,484,500
Publishing-Periodicals – 1.1%
Dex Media East LLC
12.125% 11/15/12	516,000	575,985
Nielsen Finance LLC
8.190% 08/04/13 (f)	6,405,000	6,381,878
Nielsen Finance LLC/Nielsen Finance Co.
10.000% 08/01/14 (b)	1,130,000	1,168,137
Ziff Davis Media, Inc.
11.489% 05/01/12 (a)	3,090,000	2,981,850
		11,107,850
Television – 1.1%
ION Media Networks, Inc.
8.757% 01/15/12 (a)(b)	5,235,000	5,274,262
11.757% 01/15/13 (a)(b)	4,715,000	4,750,363
Videotron Ltee
6.375% 12/15/15	665,000	630,088
		10,654,713
Media Total		54,827,701

	Par ($)	Value ($)
Telecommunication Services – 9.3%
Cellular Telecommunications – 2.0%
Centennial Cellular Operating Co./ Centennial Communications Corp.
10.125% 06/15/13	1,935,000	2,055,937
Dobson Cellular Systems, Inc.
8.375% 11/01/11	980,000	1,017,975
8.375% 11/01/11 (b)	1,970,000	2,046,337
9.875% 11/01/12	1,725,000	1,850,063
Millicom International Cellular SA
10.000% 12/01/13	6,445,000	6,920,319
Rogers Cantel, Inc.
9.750% 06/01/16	1,735,000	2,177,425
Rural Cellular Corp.
9.875% 02/01/10	725,000	755,813
Triton PCS, Inc.
8.500% 06/01/13	3,215,000	2,981,912
		19,805,781
Satellite Telecommunications – 1.6%
Inmarsat Finance II PLC
(g) 11/15/12
(10.375% 11/15/08)	5,755,000	5,093,175
Intelsat Subsidiary Holding Co., Ltd.
8.250% 01/15/13	4,615,000	4,672,687
10.484% 01/15/12 (a)	2,230,000	2,260,663
Loral Cyberstar, Inc.
10.000% 07/15/06 (h)(i)	1,164,000	—
PanAmSat Corp.
9.000% 08/15/14	1,298,000	1,340,185
9.000% 06/15/16 (b)	2,380,000	2,451,400
		15,818,110
Telecommunication Equipment – 1.8%
Lucent Technologies, Inc.
5.500% 11/15/08	4,350,000	4,284,750
6.450% 03/15/29	9,580,000	8,526,200
6.500% 01/15/28	920,000	818,800
Nortel Networks Ltd.
10.750% 07/15/16 (b)	3,515,000	3,761,050
		17,390,800
Telecommunication Services – 0.8%
Colo.Com, Inc.
13.875% 03/15/10 (b)(h)(i)(j)	944,357	—
GCI, Inc.
7.250% 02/15/14	3,225,000	3,112,125

See Accompanying Notes to Financial Statements.

69

Columbia High Income Master Portfolio (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Mobifon Holdings BV
12.500% 07/31/10	3,250,000	3,644,063
Telcordia Technologies
10.000% 03/15/13 (b)	1,995,000	1,326,675
		8,082,863
Telephone-Integrated – 3.1%
Qwest Communications International, Inc.
7.250% 02/15/11	5,545,000	5,545,000
Qwest Corp.
5.625% 11/15/08	165,000	163,763
6.950% 06/30/10 (f)	6,500,000	6,573,190
7.125% 11/15/43	2,950,000	2,750,875
7.250% 09/15/25	1,410,000	1,365,937
7.500% 10/01/14 (b)	2,595,000	2,679,337
8.875% 03/15/12	1,130,000	1,233,113
8.875% 06/01/31	10,005,000	10,430,212
		30,741,427
Telecommunication Services Total		91,838,981
Communications Total		147,194,641
Consumer Cyclical – 11.3%
Airlines – 1.7%
Airlines – 1.7%
Delta Air Lines, Inc.
8.300% 12/15/29 (j)	13,869,000	3,987,337
9.250% 03/15/22 (j)	715,000	201,988
9.750% 05/15/21 (j)	2,335,000	659,638
10.000% 08/15/08 (j)	1,945,000	534,875
10.375% 02/01/11 (j)	4,295,000	1,202,600
10.375% 12/15/22 (j)	2,990,000	844,675
Northwest Airlines, Inc.
7.875% 03/15/08 (j)	1,035,000	569,250
8.700% 03/15/07 (j)	260,000	143,650
9.875% 03/15/07 (j)	6,335,000	3,523,844
10.000% 02/01/09 (j)	9,205,000	4,947,687
		16,615,544
Airlines Total		16,615,544
Apparel – 0.4%
Textile-Apparel – 0.4%
Unifi, Inc.
11.500% 05/15/14 (b)	4,435,000	4,213,250
Apparel Total		4,213,250

	Par ($)	Value ($)
Auto Parts & Equipment – 2.5%
Auto/Truck Parts & Equipment-Original – 0.5%
Collins & Aikman Products Co.
12.875% 08/15/12 (b)(j)	6,910,000	8,638
Tenneco Automotive, Inc.
8.625% 11/15/14	3,145,000	3,105,687
10.250% 07/15/13	1,970,000	2,137,450
		5,251,775
Rubber-Tires – 2.0%
Goodyear Tire & Rubber Co.
6.375% 03/15/08	982,000	975,862
6.625% 12/01/06	1,905,000	1,905,629
7.954% 04/30/10 (a)(f)	5,000,000	5,027,100
11.250% 03/01/11	10,570,000	11,653,425
		19,562,016
Auto Parts & Equipment Total		24,813,791
Entertainment – 0.5%
Gambling (Non-Hotel) – 0.3%
Isle of Capri Casinos, Inc.
9.000% 03/15/12	845,000	881,968
Jacobs Entertainment, Inc.
9.750% 06/15/14 (b)	2,080,000	2,059,200
		2,941,168
Motion Pictures & Services – 0.0%
United Artists Theatre Circuit, Inc.
9.300% 07/01/15 (d)(e)(h)	312,005	305,765
		305,765
Music – 0.2%
Warner Music Group
7.375% 04/15/14	1,485,000	1,447,875
		1,447,875
Entertainment Total		4,694,808
Leisure Time – 0.4%
Recreational Centers – 0.4%
Town Sports International, Inc.
(g) 02/01/14
(11.000% 02/01/09)	4,200,000	3,449,250
		3,449,250
Leisure Time Total		3,449,250
Lodging – 2.2%
Casino Hotels – 1.8%
Boyd Gaming Corp.
7.750% 12/15/12	4,047,000	4,153,234

See Accompanying Notes to Financial Statements.

70

Columbia High Income Master Portfolio (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Caesars Entertainment, Inc.
8.875% 09/15/08	335,000	350,912
9.375% 02/15/07	310,000	313,100
Chukchansi Economic Development Authority
8.000% 11/15/13 (b)	1,475,000	1,513,719
Galaxy Entertainment Finance Co., Ltd.
9.875% 12/15/12 (b)	2,735,000	2,861,494
Mandalay Resort Group
9.500% 08/01/08	2,825,000	2,994,500
10.250% 08/01/07	205,000	211,662
MGM Mirage
9.750% 06/01/07	2,245,000	2,298,319
MTR Gaming Group, Inc.
9.000% 06/01/12 (b)	2,550,000	2,562,750
		17,259,690
Hotels & Motels – 0.4%
Gaylord Entertainment Co.
6.750% 11/15/14	135,000	129,094
8.000% 11/15/13	1,835,000	1,867,112
ITT Corp.
7.375% 11/15/15	1,725,000	1,746,563
		3,742,769
Lodging Total		21,002,459
Retail – 3.0%
Multilevel Direct Selling – 0.3%
Cosmetics International, Inc./ Distribuidora Comercial Jafra SA de CV
10.750% 05/15/11	2,952,000	3,166,020
		3,166,020
Retail-Drug Stores – 0.7%
Jean Coutu Group, Inc.
8.500% 08/01/14	7,635,000	7,348,687
		7,348,687
Retail-Miscellaneous/Diversified – 0.2%
Harry & David Holdings, Inc.
9.000% 03/01/13	2,095,000	1,953,588
		1,953,588
Retail-Propane Distributors – 0.7%
Star Gas Partners LP/Star Gas Finance Co.
10.250% 02/15/13	6,595,000	6,693,925
		6,693,925

	Par ($)	Value ($)
Retail-Toy Store – 1.1%
Toys R Us, Inc.
7.625% 08/01/11	5,445,000	4,601,025
8.750% 09/01/21	6,210,000	5,697,675
		10,298,700
Retail Total		29,460,920
Textiles – 0.6%
Textile-Products – 0.6%
INVISTA
9.250% 05/01/12 (b)	5,740,000	6,070,050
		6,070,050
Textiles Total		6,070,050
Consumer Cyclical Total		110,320,072
Consumer Non-cyclical – 8.6%
Agriculture – 0.9%
Tobacco – 0.9%
Reynolds American, Inc.
7.625% 06/01/16 (b)	5,400,000	5,601,469
7.750% 06/01/18 (b)	3,035,000	3,168,895
		8,770,364
Agriculture Total		8,770,364
Commercial Services – 3.1%
Commercial Services – 0.6%
Language Line Holdings, Inc.
11.125% 06/15/12	3,895,000	3,787,887
Vertrue, Inc.
9.250% 04/01/14	2,380,000	2,475,200
		6,263,087
Commercial Services-Finance – 0.5%
ACE Cash Express, Inc.
10.250% 10/01/14 (b)	1,960,000	1,984,500
Cardtronics, Inc.
9.500% 08/15/13 (b)	305,000	312,625
Dollar Financial Group, Inc.
9.750% 11/15/11	2,859,000	3,119,003
		5,416,128
Diversified Operations/Commercial Services – 0.4%
Chemed Corp.
8.750% 02/24/11	3,565,000	3,698,688
		3,698,688

See Accompanying Notes to Financial Statements.

71

Columbia High Income Master Portfolio (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Marine Services – 0.2%
Great Lakes Dredge & Dock Corp.
7.750% 12/15/13	1,760,000	1,636,800
		1,636,800
Printing-Commercial – 0.8%
American Color Graphics, Inc.
10.000% 06/15/10	1,950,000	1,345,500
Phoenix Color Corp.
11.000% 02/01/09	3,391,000	3,255,360
Vertis, Inc.
9.750% 04/01/09	3,240,000	3,268,350
		7,869,210
Protection-Safety – 0.5%
Protection One Alarm Monitoring
8.125% 01/15/09	4,690,000	4,549,300
		4,549,300
Schools – 0.1%
Knowledge Learning Corp., Inc.
7.750% 02/01/15 (b)	1,445,000	1,351,075
		1,351,075
Commercial Services Total		30,784,288
Food – 2.2%
Food-Meat Products – 0.6%
Swift & Co.
10.125% 10/01/09	4,150,000	4,222,625
12.500% 01/01/10	1,970,000	2,004,475
		6,227,100
Food-Miscellaneous/Diversified – 1.6%
Chiquita Brands International, Inc.
7.500% 11/01/14	2,285,000	1,976,525
8.875% 12/01/15	2,360,000	2,177,100
Dean Foods Co.
8.150% 08/01/07	7,900,000	8,008,625
Pinnacle Foods Holding Corp.
8.250% 12/01/13	3,285,000	3,289,106
		15,451,356
Food Total		21,678,456
Healthcare Services – 1.9%
Medical Products – 1.1%
BHM Technology
8.486% 07/21/13 (f)	4,775,000	4,655,625

	Par ($)	Value ($)
Fisher Scientific International, Inc.
6.125% 07/01/15	2,105,000	2,089,212
Hanger Orthopedic Group, Inc.
10.250% 06/01/14	3,560,000	3,613,400
		10,358,237
Medical-Hospitals – 0.0%
HCA, Inc.
7.500% 11/15/95	670,000	477,887
		477,887
Medical-Nursing Homes – 0.2%
Skilled Healthcare Group
11.000% 01/15/14 (b)	1,400,000	1,498,000
		1,498,000
Physician Practice Management – 0.6%
Ameripath, Inc.
10.500% 04/01/13	5,780,000	6,126,800
		6,126,800
Healthcare Services Total		18,460,924
Household Products/Wares – 0.3%
Office Supplies & Forms – 0.3%
ACCO Brands Corp.
7.625% 08/15/15	3,175,000	3,071,813
		3,071,813
Household Products/Wares Total		3,071,813
Pharmaceuticals – 0.2%
Medical-Drugs – 0.2%
Warner Chilcott Corp.
Series B,
7.852% 01/18/12 (a)(f)	1,188,079	1,189,814
Series C,
7.860% 01/18/11 (a)(f)	326,187	326,663
Warner Chilcott Dovobet Delay
7.930% 01/01/12 (a)(f)	55,067	55,122
Warner Chilcott Dovonex Delayed Draw
7.929% 01/21/12 (a)(f)	275,335	275,610
		1,847,209
Pharmaceuticals Total		1,847,209
Consumer Non-cyclical Total		84,613,054

See Accompanying Notes to Financial Statements.

72

Columbia High Income Master Portfolio (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Diversified – 0.4%
Holding Companies-Diversified – 0.4%
Special Purpose Acquisitions – 0.4%
ESI Tractebel Acquisition Corp.
7.990% 12/30/11	3,288,000	3,391,339
		3,391,339
Holding Companies-Diversified Total		3,391,339
Diversified Total		3,391,339
Energy – 9.9%
Energy-Alternate Sources – 0.0%
Energy-Alternate Sources – 0.0%
Salton Sea
8.300% 05/30/11 (d)(e)	2,717	2,873
		2,873
Energy-Alternate Sources Total		2,873
Oil & Gas – 5.8%
Oil & Gas Drilling – 0.9%
Parker Drilling Co.
9.625% 10/01/13	5,885,000	6,414,650
Pride International, Inc.
7.375% 07/15/14	2,485,000	2,559,550
		8,974,200
Oil Companies-Exploration & Production – 4.9%
Chaparral Energy, Inc.
8.500% 12/01/15	3,840,000	3,811,200
Chesapeake Energy Corp.
6.875% 11/15/20	1,885,000	1,781,325
El Paso Production Holding Co.
7.750% 06/01/13	7,965,000	8,144,212
Forest Oil Corp.
8.000% 12/15/11	3,350,000	3,467,250
Hilcorp Energy LP/Hilcorp Finance Co.
9.000% 06/01/16 (b)	1,760,000	1,817,200
10.500% 09/01/10 (b)	195,000	209,869
Mariner Energy, Inc.
7.500% 04/15/13 (b)	3,105,000	2,965,275
Newfield Exploration Co.
7.625% 03/01/11	390,000	402,188
PetroHawk Energy Corp.
9.125% 07/15/13 (b)	1,895,000	1,904,475

	Par ($)	Value ($)
Petroquest Energy, Inc.
10.375% 05/15/12	865,000	897,438
Plains Exploration & Production Co.
7.125% 06/15/14	1,260,000	1,316,700
8.750% 07/01/12	1,960,000	2,072,700
Pogo Producing Co.
6.625% 03/15/15	270,000	257,850
6.875% 10/01/17	4,270,000	4,072,512
Stone Energy Corp.
6.750% 12/15/14	1,735,000	1,735,000
Venoco, Inc.
8.750% 12/15/11	2,440,000	2,348,500
Vintage Petroleum, Inc.
8.250% 05/01/12	4,435,000	4,681,794
Whiting Petroleum Corp.
7.000% 02/01/14	5,620,000	5,479,500
		47,364,988
Oil & Gas Total		56,339,188
Oil & Gas Services – 0.4%
Oil-Field Services – 0.4%
Allis-Chalmers Energy, Inc.
9.000% 01/15/14 (b)	4,245,000	4,255,613
		4,255,613
Oil & Gas Services Total		4,255,613
Pipelines – 3.7%
Pipelines – 3.7%
ANR Pipeline Co.
7.375% 02/15/24	1,205,000	1,241,762
8.875% 03/15/10	635,000	665,902
9.625% 11/01/21	6,425,000	7,913,807
El Paso Corp.
7.800% 08/01/31	1,600,000	1,640,000
El Paso Natural Gas Co.
7.500% 11/15/26	1,750,000	1,830,693
7.625% 08/01/10	5,240,000	5,397,200
8.375% 06/15/32	1,860,000	2,129,332
8.625% 01/15/22	1,880,000	2,150,895
MarkWest Energy Partners LP
6.875% 11/01/14	1,065,000	1,001,100
8.500% 07/15/16 (b)	2,610,000	2,629,575
Pacific Energy Partners LP/ Pacific Energy Finance Corp.
7.125% 06/15/14	1,850,000	1,887,000

See Accompanying Notes to Financial Statements.

73

Columbia High Income Master Portfolio (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Southern Natural Gas Co.
7.350% 02/15/31	2,035,000	2,108,716
8.000% 03/01/32	4,040,000	4,466,741
8.875% 03/15/10	1,464,000	1,535,246
		36,597,969
Pipelines Total		36,597,969
Energy Total		97,195,643
Financials – 10.6%
Banks – 0.4%
Commercial Banks-Western US – 0.4%
Fremont General Corp.
7.875% 03/17/09	3,965,000	3,905,525
		3,905,525
Banks Total		3,905,525
Diversified Financial Services – 6.1%
Finance-Auto Loans – 3.0%
Ford Motor Credit Co.
7.375% 10/28/09	780,000	758,007
7.875% 06/15/10	1,095,000	1,066,396
General Motors Acceptance Corp.
6.750% 12/01/14	10,760,000	10,504,504
8.000% 11/01/31	16,165,000	16,901,817
		29,230,724
Finance-Investment Banker/Broker – 0.8%
LaBranche & Co., Inc.
9.500% 05/15/09	3,440,000	3,586,200
11.000% 05/15/12	3,910,000	4,183,700
		7,769,900
Finance-Other Services – 0.8%
AMR Real Estate
8.125% 06/01/12	7,620,000	7,810,500
		7,810,500
Special Purpose Entity – 1.5%
Cedar Brakes LLC
8.500% 02/15/14 (b)	2,115,508	2,308,146
9.875% 09/01/13 (b)	4,681,093	5,241,888
MXEnergy Holdings, Inc.
13.052% 08/01/11 (a)(b)	2,650,000	2,583,750
Rainbow National Services LLC
10.375% 09/01/14 (b)	2,910,000	3,288,300

	Par ($)	Value ($)
Vanguard Health Holding Co. LLC
(g) 10/01/15
(11.250% 10/01/09)	2,020,000	1,454,400
9.000% 10/01/14	455,000	441,350
		15,317,834
Diversified Financial Services Total		60,128,958
Insurance – 1.4%
Insurance Brokers – 0.1%
Lindsey Morden Group, Inc.
7.000% 06/16/08	650,000	514,650
		514,650
Life/Health Insurance – 0.6%
Crum & Forster Holdings Corp.
10.375% 06/15/13	6,315,000	6,472,875
		6,472,875
Multi-Line Insurance – 0.7%
Fairfax Financial Holdings Ltd.
7.375% 04/15/18	480,000	405,600
7.750% 07/15/37	3,590,000	2,979,700
8.250% 10/01/15	325,000	300,625
8.300% 04/15/26	185,000	159,100
First Mercury Financial Corp.
13.405% 08/15/12 (a)(b)(e)	2,620,000	2,695,372
		6,540,397
Mutual Insurance – 0.0%
Lumbermens Mutual Casualty
8.300% 12/01/37 (b)(j)	180,000	225
8.450% 12/01/97 (b)(j)	4,600,000	5,750
9.150% 07/01/26 (b)(j)	9,865,000	12,331
		18,306
Insurance Total		13,546,228
Real Estate – 1.0%
Real Estate Management/Services – 1.0%
CB Richard Ellis Services, Inc.
Escrowed to Maturity,
9.750% 05/15/10	2,633,000	2,810,728
LNR Property Corp.
8.22% 07/12/09 (f)(k)	605,000	604,954
8.220% 07/12/11 (f)	5,465,000	5,495,057
8.470% 07/12/09 (f)	605,000	601,975
		9,512,714
Real Estate Total		9,512,714

See Accompanying Notes to Financial Statements.

74

Columbia High Income Master Portfolio (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Real Estate Investment Trusts (REITs) – 1.7%
REITS-Health Care – 0.5%
Omega Healthcare Investors, Inc.
7.000% 04/01/14	4,475,000	4,430,250
		4,430,250
REITS-Office Property – 0.6%
Crescent Real Estate Equities LP
7.500% 09/15/07	1,550,000	1,561,625
9.250% 04/15/09	4,470,000	4,626,450
		6,188,075
REITS-Single Tenant – 0.6%
Trustreet Properties, Inc.
7.500% 04/01/15	5,950,000	5,905,375
		5,905,375
Real Estate Investment Trusts (REITs) Total		16,523,700
Financials Total		103,617,125
Industrials – 9.3%
Aerospace & Defense – 1.4%
Aerospace/Defense-Equipment – 1.4%
BE Aerospace, Inc.
8.875% 05/01/11	7,360,000	7,654,400
Sequa Corp.
8.875% 04/01/08	3,115,000	3,239,600
9.000% 08/01/09	2,635,000	2,796,394
		13,690,394
Aerospace & Defense Total		13,690,394
Building Materials – 2.2%
Building & Construction Products-Miscellaneous – 1.9%
Aleris International, Inc.
7.875% 08/03/13 (f)	2,460,000	2,461,550
9.625% 08/01/07 (e)(f)	2,000,000	2,005,000
Dayton Superior Corp.
10.750% 09/15/08	4,465,000	4,598,950
Panolam Industries International, Inc.
10.750% 10/01/13 (b)	2,520,000	2,545,200
Scranton Products, Inc.
10.500% 07/01/13	3,125,000	3,179,687
12.390% 07/01/12 (a)	3,210,000	3,274,200
		18,064,587

	Par ($)		Value ($)
Building Products-Cement/Aggregation – 0.1%
U.S. Concrete, Inc.
8.375% 04/01/14		1,275,000	1,225,594
			1,225,594
Building Products-Wood – 0.2%
Ainsworth Lumber Co., Ltd.
9.499% 04/01/13 (a)	CAD	2,630,000	2,051,400
			2,051,400
Building Materials Total			21,341,581
Environmental Control – 0.6%
Pollution Control – 0.6%
Geo Sub Corp.
11.000% 05/15/12	USD	5,950,000	6,128,500
Marsulex, Inc.
9.625% 07/01/08		65,000	65,163
			6,193,663
Environmental Control Total			6,193,663
Hand/Machine Tools – 0.2%
Machine Tools & Related Products – 0.2%
Thermadyne Holdings Corp.
9.250% 02/01/14		2,390,000	2,067,350
			2,067,350
Hand/Machine Tools Total			2,067,350
Machinery-Diversified – 0.3%
Engines-Internal Combustion – 0.3%
Cummins, Inc.
9.500% 12/01/10		2,950,000	3,104,158
			3,104,158
Machinery-Diversified Total			3,104,158
Metal Fabricate/Hardware – 0.8%
Metal Processors & Fabrication – 0.8%
Metals USA, Inc.
11.125% 12/01/15		1,465,000	1,604,175
Mueller Group, Inc.
10.000% 05/01/12		2,148,000	2,333,265
Neenah Foundry Co.
11.000% 09/30/10 (b)		3,115,000	3,364,200
			7,301,640
Metal Fabricate/Hardware Total			7,301,640

See Accompanying Notes to Financial Statements.

75

Columbia High Income Master Portfolio (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Miscellaneous Manufacturing – 0.9%
Diversified Manufacturing Operators – 0.9%
Clarke American Corp.
11.750% 12/15/13	4,550,000	4,709,250
RBS Global, Inc. & Rexnord Corp.
9.500% 08/01/14 (b)	4,290,000	4,354,350
		9,063,600
Miscellaneous Manufacturing Total		9,063,600
Packaging & Containers – 2.2%
Containers-Metal/Glass – 1.9%
Graham Packaging, Series C
9.688% 04/07/12 (a)(f)	714,286	719,343
Owens-Brockway Glass Container, Inc.
7.750% 05/15/11	2,080,000	2,137,200
8.750% 11/15/12	5,785,000	6,103,175
8.875% 02/15/09	3,230,000	3,318,825
Owens-Illinois, Inc.
8.100% 05/15/07	6,135,000	6,196,350
		18,474,893
Containers-Paper/Plastic – 0.3%
Berry Plastics Holding Corp.
8.875% 09/15/14 (b)	1,540,000	1,547,700
Graphic Packaging International Corp.
8.500% 08/15/11	1,365,000	1,395,712
		2,943,412
Packaging & Containers Total		21,418,305
Transportation – 0.5%
Transportation-Marine – 0.2%
Stena AB
9.625% 12/01/12	1,350,000	1,451,250
		1,451,250
Transportation-Railroad – 0.3%
TFM SA de CV
12.500% 06/15/12	2,770,000	3,047,000
		3,047,000
Transportation Total		4,498,250
Trucking & Leasing – 0.2%
Transport – Equipment & Leasing – 0.2%
Interpool, Inc.
6.000% 09/01/14	2,590,000	2,356,900
		2,356,900
Trucking & Leasing Total		2,356,900
Industrials Total		91,035,841

	Par ($)	Value ($)
Technology – 2.7%
Computers – 1.7%
Computer Services – 1.7%
Sungard Data Systems, Inc.
3.750% 01/15/09	155,000	144,925
4.875% 01/15/14	3,585,000	3,101,025
7.999% 12/13/12 (a)(b)(f)	5,880,600	5,917,883
9.125% 08/15/13	4,235,000	4,383,225
10.250% 08/15/15	2,740,000	2,822,200
		16,369,258
Computers Total		16,369,258
Semiconductors – 0.3%
Semiconductor Equipment – 0.3%
MagnaChip Semiconductor SA/ MagnaChip Semiconductor Finance Co.
8.000% 12/15/14	2,420,000	1,470,150
8.640% 12/15/11 (a)	2,275,000	1,922,375
		3,392,525
Semiconductors Total		3,392,525
Software – 0.7%
Application Software – 0.5%
SS&C Technologies, Inc.
11.750% 12/01/13	4,495,000	4,730,988
		4,730,988
Computer Software – 0.2%
UGS Corp.
10.000% 06/01/12	2,155,000	2,327,400
		2,327,400
Software Total		7,058,388
Technology Total		26,820,171
Utilities – 5.9%
Electric – 5.9%
Electric-Distribution – 0.7%
AES Eastern Energy LP
9.000% 01/02/17	4,469,151	4,916,066
9.670% 01/02/29	1,175,000	1,421,750
		6,337,816
Electric-Generation – 1.3%
AES Corp.
9.000% 05/15/15 (b)	12,000,000	12,930,000
		12,930,000

See Accompanying Notes to Financial Statements.

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Columbia High Income Master Portfolio (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Electric-Integrated – 0.9%
CMS Energy Corp.
9.875% 10/15/07	2,250,000	2,337,188
DPL, Inc.
8.250% 03/01/07	3,645,000	3,678,858
PSEG Energy Holdings LLC
8.625% 02/15/08	2,000,000	2,075,000
Western Resources
7.125% 08/01/09	375,000	389,939
		8,480,985
Independent Power Producer – 3.0%
Calpine Corp.
8.500% 07/15/10 (b)(j)	23,187,000	23,331,919
9.875% 12/01/11 (b)(j)	2,640,000	2,653,200
NRG Energy, Inc.
7.375% 02/01/16	3,790,000	3,766,312
		29,751,431
Electric Total		57,500,232
Utilities Total		57,500,232
Total Corporate Fixed-Income Bonds & Notes (Cost of $791,304,720)		796,056,257
Convertible Bonds – 2.9%
Communications – 2.4%
Media – 0.3%
Cable TV – 0.3%
Adelphia Communications Corp.
6.000% 02/15/06 (j)	1,125,000	1,125
UnitedGlobalCom, Inc.
1.750% 04/15/24 (b)	2,380,000	3,002,871
		3,003,996
Media Total		3,003,996
Internet – 0.0%
Web Portals/ISP – 0.0%
At Home Corp.
4.750% 12/15/06 (h)(l)	3,896,787	390
		390
Internet Total		390

	Par ($)	Value ($)
Telecommunication Services – 2.1%
Telecommunication Equipment – 1.3%
Lucent Technologies, Inc.
8.000% 08/01/31	3,040,000	3,051,400
Nortel Networks Corp.
4.250% 09/01/08	9,840,000	9,397,200
		12,448,600
Telecom Equipment-Fiber Optics – 0.8%
Ciena Corp.
3.750% 02/01/08	8,335,000	8,043,275
		8,043,275
Telecommunication Services Total		20,491,875
Communications Total		23,496,261
Consumer Cyclical – 0.1%
Airlines – 0.1%
Airlines – 0.1%
Delta Air Lines, Inc.
8.000% 06/03/23 (b)(j)	2,885,000	822,225
		822,225
Airlines Total		822,225
Consumer Cyclical Total		822,225
Consumer Non-Cyclical – 0.2%
Health Care Services – 0.2%
Medical Labs & Testing Services – 0.2%
Laboratory Corp. of America Holdings
(m) 09/11/21	1,765,000	1,562,025
		1,562,025
Health Care Services Total		1,562,025
Consumer Non-cyclical Total		1,562,025
Financials – 0.2%
Insurance – 0.2%
Life/Health Insurance – 0.2%
Conseco, Inc.
(g) 09/30/35 (b)
(3.500% 09/30/10)	2,290,000	2,355,837
		2,355,837
Insurance Total		2,355,837
Financials Total		2,355,837

See Accompanying Notes to Financial Statements.

77

Columbia High Income Master Portfolio (September 30, 2006) (Unaudited)

Convertible Bonds (continued)

	Par ($)	Value ($)
Technology – 0.0%
Semiconductors – 0.0%
Electronic Components-Semiconductors – 0.0%
LSI Logic Corp.
4.000% 11/01/06	390,000	388,050
		388,050
Semiconductors Total		388,050
Technology Total		388,050
Total Convertible Bonds (Cost of $29,320,344)		28,624,398
	Shares
Preferred Stocks – 1.8%
Communications – 0.1%
Media – 0.0%
Publishing-Periodicals – 0.0%
Ziff Davis Holdings, Inc. 10.00% (d)(e)(n)	328	49,200
		49,200
Media Total		49,200
Telecommunication Services – 0.1%
Wireless Equipment – 0.1%
Loral Skynet Corp. 12.00% PIK (n)	2,950	588,525
		588,525
Telecommunication Services Total		588,525
Communications Total		637,725
Financials – 1.2%
Real Estate Investment Trusts (REITs) – 1.2%
REITS-Diversified – 1.2%
Sovereign Real Estate Investment Corp. 12.00% (b)(e)	8,406,000	11,852,460
		11,852,460
Real Estate Investment Trusts (REITs) Total		11,852,460
Financials Total		11,852,460

	Shares	Value ($)
Technology – 0.5%
Software – 0.5%
Quadramed Corp. 5.50% (b)(d)(e)(n)	246,600	4,932,000
Software Total		4,932,000
Technology Total		4,932,000
Total Preferred Stocks (Cost of $17,711,231)		17,422,185
Common Stocks – 1.0%
Communications – 0.7%
Internet – 0.3%
Globix Corp. (d)(n)	611,719	2,844,493
Globix Corp. (e)(h)(n)	81,003	376,664
Internet Total		3,221,157
Media – 0.3%
Haights Cross Communications, Inc. (d)(e)(n)	67,100	2,952,400
Media Total		2,952,400
Telecommunication Services – 0.1%
Loral Space & Communications Ltd. (n)	31,540	830,133
Remote Dynamics, Inc. (n)	7,934	151
Telecommunication Services Total		830,284
Communications Total		7,003,841
Industrials – 0.1%
Building Parts – Wood – 0.1%
Ainsworth Lumber Co., Ltd. (n)	36,300	402,702
Building Parts – Wood Total		402,702
Industrials Total		402,702
Technology – 0.1%
Software – 0.1%
Quadramed Corp. (d)(e)(n)	593,654	1,311,975
Software Total		1,311,975
Technology Total		1,311,975

See Accompanying Notes to Financial Statements.

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Columbia High Income Master Portfolio (September 30, 2006) (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Utilities – 0.1%
Retail – Propane Distributors – 0.1%
Star Gas Partners LP (n)	538,348	1,340,486
Retail – Propane Distributors Total		1,340,486
Utilities Total		1,340,486
Total Common Stocks (Cost of $6,608,634)		10,059,004
	Units
Warrants – 0.0%
Communications – 0.0%
Media – 0.0%
Multimedia – 0.0%
Haights Cross Communications, Inc.
Expires 12/10/11 (d)(e)(h)(i)(n)	43	—
Preferred Warrants, Expires 10/12/11 (d)(e)(h)(n)	52,175	522
		522
Publishing-Periodicals – 0.0%
Ziff Davis Media, Inc., Series E
Expires 08/12/12 (n)	78,048	781
		781
Media Total		1,303
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.
Expires 04/15/10 (b)(d)(e)(i)(n)	180	—
		—
Telecommunication Services – 0.0%
Colo.Com, Inc.
Expires 03/15/10 (b)(h)(i)(n)	1,145	—
		—
Telecommunication Services Total		—
Communications Total		1,303
Total Warrants (Cost of $35,275)		1,303

Short-Term Obligation – 11.2%

	Par ($)	Value ($)
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by a U.S. Government Agency Bond maturing 08/06/38, market value of $111,650,688 (repurchase proceeds $109,505,432)	109,458,000	109,458,000
Total Short-Term Obligation (Cost of $109,458,000)		109,458,000
Total Investments – 98.2% (Cost of $954,438,199) (o)		961,621,147
Other Assets & Liabilities, Net – 1.8%		17,685,555
Net Assets – 100.0%		$979,306,702

Notes to Investment Portfolio:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2006.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities, which are not illiquid except the following, amounted to $176,210,052, which represents 18.0% of net assets.

Security	Acquisition Date	Acquisition Cost
First Mercury Financial Corp., 13.405% 08/15/12	08/12/05	$2,620,000
Globix Corp., 11.000% 05/01/08	06/21/05	348,000
Quadramed Corp., Preferred Stock	06/21/05	5,423,000
Sovereign Real Estate Investment Corp., Preferred Stock	07/27/05	365
Total		$8,391,365

(c) Pay-in-kind securities.

(d) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At September 30, 2006, the value of these securities amounted to $12,927,187, which represents 1.3% of net assets.

(e) Illiquid security.

(f) Loan participation agreement.

(g) Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(h) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(i) Security has no value.

(j) The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2006, the value of these securities amounted to $43,450,957, which represents 4.4% of net assets.

(k) Security, or a portion thereof, purchased on a delayed delivery basis.

(l) The issuer is in default of certain debt covenants. Income is not being accrued. At September 30, 2006, the value of this security represents less than 0.1% of net assets.

(m) Zero coupon bond.

See Accompanying Notes to Financial Statements.

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Columbia High Income Master Portfolio (September 30, 2006) (Unaudited)

(n) Non-income producing security.

(o) Cost for federal income tax purposes is $954,450,351.

At September 30, 2006, the asset allocation of the Master Portfolio was as follows:

Asset Allocation	% of Net Assets
Corporate Fixed Income Bonds & Notes	81.3%
Convertible Bonds	2.9
Preferred Stocks	1.8
Common Stocks	1.0
Warrants	0.0 *
Short-Term Obligation	11.2
Other Assets & Liabilities, Net	1.8
100.0%

* Represents less than 0.1%.

At September 30, 2006, the following forward foreign currency contracts were outstanding:

Description	Local currency	Value of contract when opened (local currency)	Value of contract when opened (US dollars)	Market value of contract (US dollars)	Unrealized Appreciation
Contracts to Sell
Expiring October 05, 2006	EUR	4,139,307	$5,336,643	$5,250,325	$86,318

Acronym	Name

PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

80

Statement of Assets and Liabilities – Columbia High Income Master Portfolio
(September 30, 2006) (Unaudited)

		($)
Assets	Non-affiliated investments, at cost	954,438,199
	Non-affiliated investments, at value	852,163,147
	Repurchase agreements	109,458,000
	Total non-affiliated investments, at value	961,621,147
	Cash	2,360,184
	Foreign currency (cost of $622,791)	624,416
	Net unrealized appreciation on foreign forward currency contracts	86,318
	Receivable for:
	Investments sold	4,527,303
	Interest	17,807,813
	Total Assets	987,027,181
Liabilities	Payable for:
	Investments purchased	4,617,230
	Investments purchased on a delayed delivery basis	2,564,954
	Investment advisory fee	430,071
	Administration fee	27,069
	Pricing and bookkeeping fees	2,904
	Trustees' fees	47,106
	Other liabilities	31,145
	Total Liabilities	7,720,479
	Net Assets	979,306,702

See Accompanying Notes to Financial Statements.

81

Statement of Operations – Columbia High Income Master Portfolio
(For the Six Months Ended September 30, 2006) (Unaudited)

		($)
Investment Income	Dividends	249,826
	Interest	38,543,910
	Total Investment Income (net of foreign taxes withheld of $8,138)	38,793,736
Expenses	Investment advisory fee	2,561,126
	Administration fee	159,935
	Pricing and bookkeeping fees	89,998
	Trustees' fees	7,198
	Custody fee	31,552
	Other expenses	51,932
	Total Expenses	2,901,741
	Custody earnings credit	(13,796)
	Net Expenses	2,887,945
	Net Investment Income	35,905,791
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized gain (loss) on:
	Investments	1,050,644
	Foreign currency transactions	(292,854)
	Net realized gain	757,790
	Net change in unrealized appreciation (depreciation) on:
	Investments	(2,246,764)
	Foreign currency translations	35,444
	Net change in unrealized appreciation (depreciation)	(2,211,320)
	Net Loss	(1,453,530)
	Net Increase in Net Assets from Operations	34,452,261

See Accompanying Notes to Financial Statements.

82

Statement of Changes in Net Assets – Columbia High Income Master Portfolio

Increase (Decrease) in Net Assets:		(Unaudited) Six Months Ended September 30, 2006 ($)	Year Ended March 31, 2006 ($)
Operations	Net investment income	35,905,791	75,312,745
	Net realized gain on investments and foreign currency trasactions	757,790	29,918,278
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,211,320)	(41,945,124)
	Net Increase from Operations	34,452,261	63,285,899
Share Transactions	Contributions	191,938,475	336,075,734
	Withdrawals	(211,751,422)	(524,709,245)
	Net Decrease from Share Transactions	(19,812,947)	(188,633,511)
	Total Increase (Decrease) in Net Assets	14,639,314	(125,347,612)
Net Assets	Beginning of period	964,667,388	1,090,015,000
	End of period	979,306,702	964,667,388

See Accompanying Notes to Financial Statements.

83

Financial Highlights – Columbia High Income Master Portfolio

	(Unaudited) Six Months Ended
	September 30,		Year Ended March 31,
	2006		2006	2005	2004	2003	2002
Total return	3.75	%(a)	6.60%	7.99%	25.53%	6.47%	6.33%
Ratios to Average Net Assets/ Supplemental Data
Operating expenses (b)	0.60	%(c)	0.60%	0.61%	0.61%	0.62%	0.65%
Interest expense	—		—	—	—	—	—	%(d)
Total net expenses (b)	0.60	%(c)	0.60%	0.61%	0.61%	0.62%	0.65%
Net investment income	7.51	%(c)	7.41%	7.33%	7.85%	9.76%	9.93%
Portfolio turnover rate	25	%(a)	34%	33%	51%	50%	64%

(a)  Not annualized.

(b)  The benefits derived from custody credits had an impact of less than 0.01%.

(c)  Annualized.

(d)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

84

Notes to Financial Statements – Columbia High Income Master Portfolio
(September 30, 2006) (Unaudited)

Note 1. Organization

Columbia Funds Master Investment Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains only to Columbia High Income Master Portfolio (the "Master Portfolio").

The following investors were invested in the Master Portfolio at September 30, 2006:

Columbia High Income Master Portfolio:
Columbia High Income Fund	97.8%
Columbia High Income Fund (Offshore)	2.2%

On September 18, 2006, Nations High Yield Bond Fund (Offshore) was renamed Columbia High Income Fund (Offshore).

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolio in the preparation of its financial statements.

Security Valuation

Debt securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain debt securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157") was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Funds' financial statement disclosures.

Forward Foreign Currency Contracts

Generally, the Master Portfolio may enter into forward foreign currency contracts only under two circumstances: (i) when the Master Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment advisor or sub-advisor believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Master Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Master Portfolio from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Master Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential

85

Columbia High Income Master Portfolio (September 30, 2006) (Unaudited)

gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statement of Assets and Liabilities. In addition, the Master Portfolio could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

When-Issued/Delayed Delivery Securities

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until the settlement date. At the time the Master Portfolio enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Stripped Securities

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Master Portfolio may fail to fully recoup its initial investment in an interest-only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Master Portfolio may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Repurchase Agreements

The Master Portfolio may engage in repurchase agreement transactions with institutions that the Master Portfolio's investment advisor has determined are creditworthy. The Master Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Master Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Master Portfolio seek to assert its rights.

Loan Participations and Commitments

When the Master Portfolio purchases a Loan Participation, the Master Portfolio typically enters into a contractual relationship with the lender or third party selling such Participation ("Selling Participant"), but not the Borrower. As a result, the Master Portfolio assumes the credit risk of the Borrower, Selling Participant and any other persons interposition between the Master Portfolio and the Borrower ("Intermediate Participants"). The Master Portfolio may not directly benefit from the collateral supporting the Senior Loan which it has purchased the Loan Participant.

Foreign Currency Transactions

The books and records of the Master Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern (U.S.) time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Income Recognition

Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from the settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on the ex-dividend date. Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the Master Portfolio.

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Columbia High Income Master Portfolio (September 30, 2006) (Unaudited)

Expenses

General expenses of the Master Trust are allocated to Master Portfolio based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Master Portfolio are charged directly to the Master Portfolio.

Federal Income Tax Status

The Master Portfolio is treated as a partnerships for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Master Portfolio will be subject to taxation on its allocated share of the Master Portfolio ordinary income and capital gains. The Master Portfolio's assets, income and distributions will be managed in such a way that a Feeder Fund will be able to continue to qualify as a registered investment company by investing its assets through its Master Portfolio.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Funds and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Funds' financial statements.

Indemnification

In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims against the Master Portfolio. Also, under the Master Portfolio's organizational documents and by contract, the Trustees and Officers of the Master Trust are indemnified against certain liabilities that may arise out of their duties to the Master Trust. However, based on experience, the Master Portfolio expects the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at September 30, 2006, based on cost of investments for federal income tax purposes was:

Master Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Columbia High Income Master Portfolio	$45,872,722	$(38,701,926)	$7,170,796

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Master Portfolio. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of the Master Portfolio at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.55%
$500 million to $1 billion	0.52%
$1 billion to $1.5 billion	0.49%
Over $1.5 billion	0.46%

For the six months ended September 30, 2006, the annualized effective investment advisory fee rate for the Master Portfolio was 0.54% of the Master Portfolio's average daily net assets.

Sub-Advisory Fee

MacKay Shields LLC ("MacKay Shields") has been retained by Columbia as the investment sub-advisor to the Master Portfolio. As the sub-advisor, MacKay Shields is responsible for daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Master Portfolio. Columbia, from the investment advisory fee it receives, pays MacKay Shields a monthly sub-advisory fee based on the Master Portfolio's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $100 million	0.400%
$100 million to $200 million	0.375%
Over $200 million	0.350%

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Columbia High Income Master Portfolio (September 30, 2006) (Unaudited)

Administration Fee

Columbia provides administrative and other services to the Master Portfolio. Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.05% of the Master Portfolio's average daily net assets less the fees payable by the Master Portfolio under the pricing and bookkeeping agreement (described below).

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Master Portfolio under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Master Portfolio, Columbia receives from the Master Portfolio an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) for the Master Portfolio shall not exceed $140,000.

The Master Portfolio also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Master Portfolio's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

Custody Credits

The Master Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statement of Operations. The Master Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Master Portfolio, with the exception of the Master Portfolio's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Master Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Master Portfolio in accordance with federal securities regulations.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolio's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a portfolio of Columbia Funds Series Trust, another registered investment company advised by Columbia. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities.

Note 5. Portfolio Information

For the six months ended September 30, 2006, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	Investment Securities
Master Portfolio	Purchases	Sales
Columbia High Income Master Portfolio	$212,731,040	$224,509,455

Note 6. Line of Credit

The Master Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating Fund or Master Portfolio based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating Fund and Master Portfolio based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statement of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating Fund and Master Portfolio.

88

Columbia High Income Master Portfolio (September 30, 2006) (Unaudited)

Note 7. Restricted Securities

The following securities are considered restricted as to resale at September 30, 2006 for the High Income Master Portfolio.

Security	Acquisition Date	Acquisition Cost	Market Value 09/30/06	Percentage of Net Assets
High Income
Globix Corp., 11.000% 05/01/08	10/14/02-05/01/04	$348,000	$527,959	0.05%
Globix Corp., Common Stock	10/14/02-03/08/05	607,450	2,844,493	0.30
Haights Cross Communications, Inc., Common Stock	01/15/04	2,838,365	2,952,400	0.30
Haights Cross Communications, Inc., Warrants	01/15/04	—	—	—
Haights Cross Communications, Inc.,
Preferred Warrants	01/15/04	—	522	0.00	*
Quadramed Corp., Common Stock	04/26/04	541,000	1,311,915	0.13
Quadramed Corp., Preferred Stock	06/16/04	5,423,000	4,932,000	0.50
Salton SEA Funding, 8.300% 05/30/11	02/07/05	3,254	2,873	0.00	*
UbiquiTel, Inc., Warrants	07/10/00	10,000	—	0.00	*
United Artists Theatre Circuit, Inc.
9.300% 07/01/15	11/27/00-04/20/01	321,000	305,765	0.03
Ziff Davis Holdings, Inc. Preferred Stock	12/06/02	1	49,200	0.01
			$12,927,127	1.32%

*  Amount represents less than 0.1%.

Note 8. Disclosure of Significant Risks and Contingencies

Foreign Securities

The Master Portfolio invests in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Master Portfolio to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

High-Yield Securities

Columbia High Income Master Portfolio principally invests in high yield securities (sometimes called "junk bonds"), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay a premium—a high interest rate or yield—because of the increased risk of loss. These securities can also be subject to greater price volatility.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

89

Columbia High Income Master Portfolio (September 30, 2006) (Unaudited)

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern

90

Columbia High Income Master Portfolio (September 30, 2006) (Unaudited)

District of Missouri. Nations Funds Trust filed a motion to dismiss this complaint on May 19, 2006, but the Court has not yet ruled on the motion. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, Plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, Plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

91

Columbia Funds – Columbia Funds

Growth Funds	Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II

Core Funds	Columbia Common Stock Fund Columbia Large Cap Core Fund Columbia Small Cap Core Fund

Value Funds	Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund

Asset Allocation/Hybrid Funds	Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoal(TM) Balanced Growth Portfolio
Columbia LifeGoal(TM) Growth Portfolio
Columbia LifeGoal(TM) Income Portfolio
Columbia LifeGoal(TM) Income and Growth Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity Portfolio
Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund Columbia Large Cap Index Fund Columbia Mid Cap Index Fund Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund Columbia Real Estate Equity Fund Columbia Technology Fund

Global/International Funds	Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund
Columbia World Equity Fund

92

Columbia Funds – Columbia Funds

Taxable Bond Funds	Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Tax-Exempt Fund
Columbia Virginia Intermediate Municipal Bond Fund

Money Market Funds	Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

93

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Important Information About This Report

Columbia Funds

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Government & Corporate Bond Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of each fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

97

Government & Corporate Bond Funds

Semiannual Report – September 30, 2006

Columbia Management®

PRSRT STD

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/114236-0906 (11/06) 06/31461

Columbia Management®

Fixed Income Sector Portfolios

Semiannual Report – September 30, 2006

■  Corporate Bond Portfolio

■  Mortgage- and Asset-Backed Portfolio

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

September 30, 2006

Corporate Bond Portfolio	1

Mortgage- and Asset-Backed Portfolio	4

Investment Portfolios	7

Statements of Assets and Liabilities	16

Statements of Operations	17

Statements of Changes in Net Assets	18

Financial Highlights	20

Notes to Financial Statements	22

Important Information About This Report	29

The views expressed in the President's Message and Fund Profile reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Dear Shareholder,

Over the past few years, you've heard a lot about change here at Columbia Funds as we've streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient—and to ensure that you find the range of financial choices and services that you expect from one of the nation's leading financial companies.

As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven't done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you'll require for your future. We continue to look for new ways to help meet the unique needs of all our investors—especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Management, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us—now and in the years to come.

Keep in mind that investing is often a long-term undertaking. While it's important to review the performance and market environment of the most recent period, it's essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Performance Information – Corporate Bond Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment

08/30/02 – 09/30/06 ($)	12,453

The table above shows the growth in value of a hypothetical $10,000 investment in the Corporate Bond Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Average annual total return as of 09/30/06 (%)

Inception	08/30/2002
6-month (cumulative)	4.07
1-year	3.60
Life	5.49

No fees or expenses are charged to the Portolio. Participants in wrap fee programs pay asset based fees that are not included in this table. All results shown assume reinvestment of distributions.

The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Net asset value per share

as of 09/30/06 ($)	10.06

Distributions declared per share

04/01/06 - 09/30/06 ($)	0.27

1

Shareholder Expense Example – Corporate Bond Portfolio

The information on this page is intended to help you understand your ongoing costs of investing in the Portfolio.

The table below reflects the fact that no fees or expenses are charged to the Portfolio. Participants in the wrap fee programs eligible to invest in the Portfolio pay an asset-based fee for investment services, brokerage services and investment consultation, which fee is negotiable. Please read the wrap program documents for information regarding fees charged.

The information in the table is based on an initial investment of $1,000, which is invested at the beginning of the six-month reporting period and held for the entire period. The amount listed as "actual" is calculated using the Portfolio's actual total return for the period. The amount listed as hypothetical is calculated using a hypothetical annual return of 5%. You should not use the hypothetical account value to estimate your actual account balance.

Beginning account value 04/01/06		Ending account value 09/30/06		Expenses paid during period*
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
1,000.00	1,000.00	995.51	1,024.93	—	—

*  No fees or expenses are charged to the Portfolio. Participants in wrap fee programs pay asset based fees that are not included in this table.

2

Fund Profile – Corporate Bond Portfolio

Summary

■  For the six-month period ended September 30, 2006, the Portfolio returned 4.07%, compared with 4.10% for its benchmark, the Lehman Brothers U.S. Credit Index.1 After a challenging start to the period, the Portfolio bounced back to perform generally in line with its benchmark.

■  Most segments of the corporate bond market performed well during the period. The Portfolio had more exposure than the index to financial and electric utilities bonds, which aided performance. Neither sector is judged to be vulnerable to shareholder-friendly activities, such as leveraged buyouts to take companies private. Their bonds fared generally well as a result, and we continued to maintain the Portfolio's overweight in both sectors.

■  By contrast, an overweight in the gaming industry detracted from the Portfolio's return. The announced leveraged buyout of Harrah's had a negative impact on the entire industry, where leveraged buyouts were viewed as less likely because any newly-created entity would face significant hurdles in licensing. In addition, the Portfolio gave up some opportunity because it had less exposure than the index to wireline utilities, which did well during the period. An overweight in energy, which had helped performance for most of the year, modestly hampered performance as commodity prices declined near the end of the period. Nevertheless, the sector produced positive results for the Portfolio.

■  Valuations for investment-grade corporate bonds ended the period on the high side on a historical basis, and a number of economic factors argue for caution: slower economic growth, rising labor costs, a softening housing market and the risk of inflation. However, we believe that the environment for corporate bonds remains relatively attractive. Corporate earnings and job growth have been strong, and we believe that the risk of additional shareholder-friendly buy-outs has largely been priced into the market.

Portfolio Management

Brian Drainville has co-managed the Portfolio since March 2005. Mr. Drainville is affiliated with Columbia Management Advisors, LLC, investment advisor to the Portfolio.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Portfolio may differ from that presented for other Columbia Funds mutual funds and portfolios. For standardized performance, please refer to the Performance Information page.

Bond investing poses special risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

1  Lehman Brothers U.S. Credit Index is an index of publicly issued investment grade corporate securities and dollar-denominated SEC registered global debentures. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

Portfolio Performance

+4.07%

Lehman Brothers U.S. Credit Index

+4.10%

3

Performance Information – Mortgage- and Asset-Backed Portfolio

Net asset value per share

as of 09/30/06 ($)	9.97

Distributions declared per share

04/01/06 - 09/30/06 ($)	0.26

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment

08/30/02 –09/30/06 ($)	11,709

The table above shows the growth in value of a hypothetical $10,000 investment in the Mortgage-and Asset-Backed Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Average annual total return as of 09/30/06 (%)

Inception	08/30/2002
6-month (cumulative)	3.89
1-year	4.44
Life	3.91

No fees or expenses are charged to the Portfolio. Participants in wrap fee programs pay asset based fees that are not included in this table. All results shown assume reinvestment of distributions.l

The table does not reflect the deduction of taxes that a shareholder woud pay on Portfolio distributions or the redemption of Portfolio shares.

4

Shareholder Expense Example – Mortgage- and Asset-Backed Portfolio

The information on this page is intended to help you understand your ongoing costs of investing in the Portfolio.

The table below reflects the fact that no fees or expenses are charged to the portfolio. Participants in the wrap fee programs eligible to invest in the Portfolio pay an asset-based fee for investment services, brokerage services and investment consultation, which fee is negotiable. Please read the wrap program documents for information regarding fees charged.

The information in the table is based on an initial investment of $1,000, which is invested at the beginning of the six-month reporting period and held for the entire period. The amount listed as "actual" is calculated using the Portfolio's actual total return for the period. The amount listed as hypothetical is calculated using a hypothetical annual return of 5%. You should not use the hypothetical account value to estimate your actual account balance.

Beginning account value 04/01/06		Ending account value 09/30/06		Expenses paid during period*
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
1,000.00	1,000.00	1,005.29	1,024.93	—	—

*  No fees or expenses are charged to the Portfolio. Participants in wrap fee programs pay asset based fees that are not included in this table.

5

Fund Profile – Mortgage- and Asset-Backed Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

Portfolio Performance

+3.89%

Lehman Brothers U.S. MBS Fixed Rate Index

+3.64%

Summary

■  For the six-month period ended September 30, 2006, the Portfolio returned 3.89%, compared with 3.64% for its benchmark, the Lehman Brothers U.S. MBS Fixed Rate Index.1 The Portfolio was aided by favorable asset allocation decisions within its primary markets.

■  During the period, careful attention to relative valuations of different asset classes was rewarded. An overweight in 15-year mortgage obligations, which outperformed their 30-year counterparts, aided performance as did an overweight in discounted issues, which outperformed premium issues when long-term rates declined late in the period. An underweight in traditional GNMA pass-through obligations also aided performance. These securities became overvalued in 2005 because of foreign demand and underperformed during the reporting period.

■  A decision to keep the Portfolio's duration slightly shorter than the index hampered performance. Duration is a measure of interest-rate sensitivity. Typically, we shorten duration when we expect interest rates to rise. If we are right, our decision can add to performance. However, long-term interest rates declined late in the period, and the Portfolio's shorter duration gave up the opportunity to capture some additional gains.

■  We believe that the Federal Reserve Board Open Market Committee (the Fed) may keep short-term interest rates at 5.25% for some time. After 17 consecutive rate hikes over a two year period, the Fed passed on further increases in its August and September meetings. However, we plan to maintain a watchful eye on inflation-related data, which should provide clues to any further action on the part of the Fed. In the near-term, we expect mortgage yields to fluctuate within a fairly narrow range, and we are unlikely to shift the Portfolio's maturity profile until the Fed shifts its policy position to lower short-term interest rates.

Portfolio Management

Leonard Aplet has co-managed the Portfolio since October 2004. He is affiliated with Columbia Management Advisors, LLC, investment advisor to the Portfolio.

Richard Cutts has co-managed the Portfolio since October 2004. He is affiliated with Columbia Management Advisors, LLC, investment advisor to the Portfolio.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Portfolio may differ from that presented for other Columbia Funds mutual funds and portfolios. For standardized performance, please refer to the Performance Information page.

Bond investing poses special risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

1Lehman Brothers U.S. MBS Fixed Rate Index is an index of mortgage passthrough securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC) It is unmanaged and unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing.

6

Investment Portfolio – Corporate Bond Portfolio (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes – 90.5%

Basic Materials – 1.2%
	Par ($)	Value ($)
Chemicals – 0.7%
Eastman Chemical Co.
6.300% 11/15/18	414,000	412,924
Praxair, Inc.
4.750% 07/15/07	111,000	110,535
Chemicals Total		523,459
Forest Products & Paper – 0.2%
Champion International Corp.
7.350% 11/01/25	116,000	125,485
Forest Products & Paper Total		125,485
Metals & Mining – 0.3%
Vale Overseas Ltd.
6.250% 01/11/16	200,000	198,500
Metals & Mining Total		198,500
Basic Materials Total		847,444
Communications – 9.9%
Media – 4.0%
Comcast Cable Communications Holdings, Inc.
8.375% 03/15/13	15,000	17,110
Comcast Cable Communications, Inc.
7.125% 06/15/13(a)	172,000	185,438
Comcast Corp.
5.850% 01/15/10(a)	200,000	202,840
5.900% 03/15/16	510,000	510,235
6.500% 11/15/35	210,000	211,463
News America Holdings, Inc.
8.150% 10/17/36	209,000	244,915
9.250% 02/01/13	125,000	147,778
News America, Inc.
6.400% 12/15/35	200,000	196,146
6.550% 03/15/33	22,000	21,673
Rogers Cable, Inc.
6.250% 06/15/13	11,000	10,862
TCI Communications, Inc.
9.875% 06/15/22	192,000	251,715
Time Warner Entertainment Co. LP
8.375% 07/15/33	115,000	135,631
Time Warner, Inc.
9.125% 01/15/13	440,000	512,681
Viacom, Inc.
6.875% 04/30/36(b)	145,000	143,345
Media Total		2,791,832
Telecommunication Services – 5.9%
America Movil SA de CV
5.750% 01/15/15(a)	400,000	393,942

	Par ($)	Value ($)
Nextel Communications, Inc.
6.875% 10/31/13	105,000	106,884
SBC Communications, Inc.
5.100% 09/15/14(a)	1,000,000	966,195
Sprint Capital Corp.
8.375% 03/15/12	560,000	627,639
8.750% 03/15/32	265,000	323,167
Telecom Italia Capital SA
7.200% 07/18/36	175,000	179,864
Telefonica Emisones SAU
5.984% 06/20/11	660,000	672,515
TELUS Corp.
7.500% 06/01/07	452,000	457,896
Vodafone Group PLC
5.750% 03/15/16	480,000	476,432
Telecommunication Services Total		4,204,534
Communications Total		6,996,366
Consumer Cyclical – 5.6%
Airlines – 0.4%
Continental Airlines, Inc.
7.461% 04/01/15	275,724	275,724
Airlines Total		275,724
Auto Manufacturers – 1.2%
DaimlerChrysler NA Holding Corp.
4.050% 06/04/08	839,000	819,291
Auto Manufacturers Total		819,291
Home Builders – 1.2%
Centex Corp.
6.500% 05/01/16	565,000	571,784
D.R. Horton, Inc.
5.625% 09/15/14	310,000	292,270
Home Builders Total		864,054
Lodging – 0.6%
Harrah's Operating Co., Inc.
5.625% 06/01/15	425,000	395,043
Lodging Total		395,043
Retail – 2.2%
CVS Corp.
5.298% 01/11/27(b)	202,880	193,420
5.750% 08/15/11	120,000	121,562
Federated Department Stores, Inc.
6.900% 04/01/29	390,000	398,080
Wal-Mart Stores, Inc.
4.125% 02/15/11	780,000	750,903
5.250% 09/01/35	130,000	121,507
Retail Total		1,585,472
Consumer Cyclical Total		3,939,584

7

Corporate Bond Portfolio (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

Consumer Non-Cyclical – 6.6%
	Par ($)	Value ($)
Beverages – 0.6%
SABMiller PLC
6.200% 07/01/11(b)	425,000	436,160
Beverages Total		436,160
Commercial Services – 0.7%
ERAC USA Finance Co.
6.750% 05/15/07(b)	500,000	502,618
Commercial Services Total		502,618
Food – 2.5%
Fred Meyer, Inc.
7.450% 03/01/08	384,000	394,201
Kraft Foods, Inc.
6.250% 06/01/12	680,000	707,244
Kroger Co.
6.800% 04/01/11	202,000	211,264
7.500% 04/01/31	115,000	127,184
8.000% 09/15/29	75,000	85,665
Tyson Foods, Inc.
8.250% 10/01/11(a)	205,000	220,356
Food Total		1,745,914
Healthcare Services – 1.1%
Aetna, Inc.
6.000% 06/15/16	250,000	257,113
6.625% 06/15/36	295,000	311,828
WellPoint, Inc.
6.375% 01/15/12	185,000	192,621
Healthcare Services Total		761,562
Household Products/Wares – 0.8%
Fortune Brands, Inc.
5.125% 01/15/11	240,000	235,693
5.875% 01/15/36	350,000	327,538
Household Products/Wares Total		563,231
Pharmaceuticals – 0.9%
Wyeth
5.500% 02/01/14	450,000	450,852
5.500% 02/15/16	200,000	199,841
Pharmaceuticals Total		650,693
Consumer Non-Cyclical Total		4,660,178
Diversified – 0.7%
Holding Companies-Diversified – 0.7%
Hutchison Whampoa International Ltd.
6.250% 01/24/14(b)	500,000	516,707
Holding Companies-Diversified Total		516,707
Diversified Total		516,707

Energy – 8.9%
	Par ($)	Value ($)
Oil & Gas – 7.8%
Amerada Hess Corp.
7.125% 03/15/33	155,000	171,354
7.300% 08/15/31(a)	390,000	439,152
Anadarko Petroleum Corp.
5.950% 09/15/16	435,000	440,198
6.450% 09/15/36	530,000	541,357
Gazprom International SA
7.201% 02/01/20(b)	275,000	288,750
Marathon Oil Corp.
6.000% 07/01/12	790,000	813,257
Nexen, Inc.
5.875% 03/10/35	485,000	462,416
7.875% 03/15/32	90,000	106,613
Pemex Project Funding Master Trust
7.875% 02/01/09	25,000	26,175
8.625% 02/01/22	392,000	470,792
Qatar Petroleum
5.579% 05/30/11(b)	240,000	241,815
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.838% 09/30/27(b)	350,000	337,694
Valero Energy Corp.
6.875% 04/15/12	1,058,000	1,126,356
7.500% 04/15/32(a)	13,000	15,059
Oil & Gas Total		5,480,988
Pipelines – 1.1%
Duke Capital LLC
4.370% 03/01/09	418,000	409,112
TEPPCO Partners LP
7.625% 02/15/12	346,000	370,733
Pipelines Total		779,845
Energy Total		6,260,833
Financials – 43.3%
Banks – 11.9%
Bank One Corp.
6.000% 08/01/08(a)	987,000	1,003,138
Chinatrust Commercial Bank
5.625% 12/29/49(b)(c)	105,000	100,055
First Union National Bank
5.800% 12/01/08	482,000	489,075
HSBC Bank USA
3.875% 09/15/09	1,455,000	1,407,371
HSBC Holdings PLC
7.350% 11/27/32	123,000	145,466
PNC Funding Corp.
5.125% 12/14/10	590,000	588,259
Popular North America, Inc.
6.125% 10/15/06	312,000	312,057

8

Corporate Bond Portfolio (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Regions Financial Corp.
7.750% 09/15/24	87,000	106,919
Scotland International Finance
4.250% 05/23/13(b)	322,000	303,565
Union Planters Corp.
4.375% 12/01/10	385,000	374,113
USB Capital IX
6.189% 04/15/42(a)	245,000	247,782
Wachovia Capital Trust III
5.800% 03/15/42(c)	220,000	220,597
Wachovia Corp.
4.375% 06/01/10(a)	335,000	327,039
5.350% 03/15/11	655,000	659,492
Wells Fargo & Co.
4.875% 01/12/11	1,745,000	1,728,424
5.490% 09/15/09(c)	400,000	400,671
Banks Total		8,414,023
Diversified Financial Services – 23.5%
American General Finance Corp.
5.400% 12/01/15	175,000	173,258
Bear Stearns Companies, Inc.
4.500% 10/28/10	652,000	634,522
Capital One Capital III
7.686% 08/15/36	180,000	191,789
Capital One Financial Corp.
6.150% 09/01/16	430,000	435,101
Caterpillar Financial Services Corp.
4.300% 06/01/10	675,000	655,531
CIT Group, Inc.
5.850% 09/15/16	770,000	779,098
7.375% 04/02/07	193,000	194,927
Citicorp
8.040% 12/15/19(b)	500,000	592,874
Citigroup Global Markets Holdings, Inc.
6.500% 02/15/08(a)	210,000	213,470
Citigroup, Inc.
4.625% 08/03/10	935,000	918,825
6.000% 02/21/12	237,000	246,053
Credit Suisse First Boston USA, Inc.
4.875% 08/15/10(a)	100,000	98,818
6.125% 11/15/11	229,000	237,505
Ford Motor Credit Co.
5.800% 01/12/09	254,000	241,812
7.375% 02/01/11	758,000	727,550
Fund American Companies, Inc.
5.875% 05/15/13	275,000	271,816
General Electric Capital Corp.
6.750% 03/15/32(a)	1,032,000	1,179,617
General Motors Acceptance Corp.
6.150% 04/05/07	178,000	177,797

	Par ($)	Value ($)
Goldman Sachs Group, Inc.
4.750% 07/15/13	454,000	435,961
6.600% 01/15/12	936,000	987,659
Household Finance Corp.
4.625% 01/15/08(a)	300,000	297,933
HSBC Finance Corp.
6.375% 11/27/12(a)	402,000	421,740
International Lease Finance Corp.
4.875% 09/01/10	1,000,000	988,034
John Deere Capital Corp.
7.000% 03/15/12	665,000	717,762
JP Morgan Chase Capital XVIII
6.950% 08/17/36	300,000	318,654
JPMorgan Chase & Co.
4.600% 01/17/11	455,000	444,888
Lehman Brothers Holdings, Inc.
4.000% 01/22/08	333,000	327,692
7.000% 02/01/08	352,000	359,315
7.875% 08/15/10	262,000	285,491
Merrill Lynch & Co.
6.050% 05/16/16	300,000	310,220
Morgan Stanley
6.600% 04/01/12	294,000	312,172
National Rural Utilities Cooperative Finance Corp.
3.250% 10/01/07	355,000	348,161
Prudential Funding LLC
6.600% 05/15/08(b)	399,000	407,278
Residential Capital Corp.
6.375% 06/30/10	410,000	414,829
6.500% 04/17/13	360,000	365,595
SLM Corp.
4.500% 07/26/10	275,000	267,768
5.000% 04/15/15	425,000	409,509
Windsor Financing LLC
5.881% 07/15/17(b)	191,946	192,130
Diversified Financial Services Total		16,583,154
Insurance – 0.8%
Hartford Life, Inc.
7.375% 03/01/31	32,000	38,440
ING Groep NV
5.775% 12/29/49(c)	250,000	246,695
Metlife, Inc.
6.500% 12/15/32	235,000	252,794
Prudential Financial, Inc.
4.500% 07/15/13(a)	52,000	49,299
Insurance Total		587,228
Real Estate – 1.6%
EOP Operating LP
4.750% 03/15/14	443,000	419,030
7.000% 07/15/11	208,000	220,180

9

Corporate Bond Portfolio (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
ERP Operating LP
5.375% 08/01/16	460,000	452,522
Real Estate Total		1,091,732
Real Estate Investment Trusts (REITs) – 3.4%
Archstone-Smith Trust
5.750% 03/15/16	235,000	236,818
Camden Property Trust
5.375% 12/15/13	509,000	502,031
Health Care Property Investors, Inc.
6.300% 09/15/16	515,000	518,444
iStar Financial, Inc.
5.800% 03/15/11	500,000	503,222
Simon Property Group LP
3.750% 01/30/09	662,000	639,118
Real Estate Investment Trusts (REITs) Total		2,399,633
Savings & Loans – 2.1%
Washington Mutual Bank
5.125% 01/15/15	175,000	168,975
6.750% 05/20/36	350,000	375,927
Washington Mutual, Inc.
4.625% 04/01/14	587,000	547,931
5.625% 01/15/07	421,000	421,196
Savings & Loans Total		1,514,029
Financials Total		30,589,799
Industrials – 4.5%
Aerospace & Defense – 1.4%
Lockheed Martin Corp.
6.150% 09/01/36(b)	380,000	398,201
Raytheon Co.
5.375% 04/01/13(a)	620,000	620,137
Aerospace & Defense Total		1,018,338
Miscellaneous Manufacturing – 1.2%
General Electric Co.
5.000% 02/01/13	508,000	502,260
Siemens Financieringsmaatschappij NV
6.125% 08/17/26(b)	305,000	312,726
Miscellaneous Manufacturing Total		814,986
Transportation – 1.9%
Burlington Northern Santa Fe Corp.
6.750% 07/15/11	222,000	235,510
7.950% 08/15/30	285,000	359,700
Union Pacific Corp.
4.698% 01/02/24	20,542	19,581
4.875% 01/15/15	250,000	241,008
6.650% 01/15/11	475,000	499,016
Transportation Total		1,354,815
Industrials Total		3,188,139

Technology – 0.2%
	Par ($)	Value ($)
Computers – 0.2%
International Business Machines Corp.
6.500% 01/15/28	158,000	173,039
Computers Total		173,039
Technology Total		173,039
Utilities – 9.6%
Electric – 9.6%
AEP Texas Central Co.
6.650% 02/15/33	400,000	423,403
American Electric Power Co., Inc.
5.250% 06/01/15(a)	93,000	90,454
Appalachian Power Co.
3.600% 05/15/08	97,000	94,377
Columbus Southern Power Co.
6.600% 03/01/33	111,000	118,747
Commonwealth Edison Co.
4.700% 04/15/15	125,000	116,782
5.950% 08/15/16	50,000	50,692
Consolidated Edison Co. of New York
6.200% 06/15/36	330,000	345,858
Dominion Resources, Inc.
5.000% 03/15/13(a)	31,000	29,902
5.664% 09/28/07(c)	185,000	185,050
Duke Energy Corp.
5.300% 10/01/15	500,000	497,069
Duquesne Light Holdings, Inc.
6.250% 08/15/35	275,000	247,492
Exelon Generation Co. LLC
5.350% 01/15/14	200,000	196,990
Hydro Quebec
8.500% 12/01/29	200,000	277,152
Kiowa Power Partners LLC
5.737% 03/30/21(b)	210,000	203,051
MidAmerican Energy Holdings Co.
5.000% 02/15/14	507,000	490,207
6.125% 04/01/36(b)	175,000	176,891
Pacific Gas & Electric Co.
4.200% 03/01/11	275,000	263,766
6.050% 03/01/34	295,000	296,715
Pepco Holdings, Inc.
5.500% 08/15/07	45,000	44,990
Progress Energy, Inc.
6.050% 04/15/07	433,000	434,176
7.750% 03/01/31	370,000	448,256
Southern California Edison Co.
5.625% 02/01/36	80,000	77,636
6.000% 01/15/34	104,000	106,303
6.650% 04/01/29	200,000	216,296

10

Corporate Bond Portfolio (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Southern Co. Capital Funding, Inc.
5.300% 02/01/07	255,000	254,531
Southern Power Co.
6.250% 07/15/12	126,000	130,304
TXU Corp.
5.550% 11/15/14(a)	300,000	283,433
Virginia Electric & Power Co.
5.375% 02/01/07	180,000	179,858
5.400% 01/15/16	500,000	491,621
Electric Total		6,772,002
Utilities Total		6,772,002
Total Corporate Fixed-Income Bonds & Notes (cost of $63,789,853)		63,944,091

Government & Agency Obligations – 6.1%

Foreign Government Obligations – 2.8%
Export-Import Bank of Korea
4.625% 03/16/10	225,000	219,992
Region of Lombardy
5.804% 10/25/32	157,000	160,574
Republic of South Africa
6.500% 06/02/14	233,000	244,650
United Mexican States
5.625% 01/15/17	445,000	439,660
6.375% 01/16/13	188,000	197,682
6.625% 03/03/15	100,000	106,250
7.500% 04/08/33	524,000	604,434
Foreign Government Obligations Total		1,973,242
U.S. Government Obligations – 3.3%
U.S. Treasury Bonds
4.500% 02/15/36(a)	310,000	297,043
6.250% 08/15/23(a)	117,000	135,839
U.S. Treasury Notes
2.750% 08/15/07	1,105,000	1,084,368
4.500% 09/30/11	495,000	493,105
4.875% 08/15/16(a)	320,000	326,050
U.S. Government Obligations Total		2,336,405
Total Government & Agency Obligations (cost of $4,186,124)		4,309,647

Collateralized Mortgage Obligations – 0.7%

Non-Agency – 0.7%
	Par ($)	Value ($)
Nomura Asset Acceptance Corp.
5.515% 01/25/36(c)	500,000	497,042
Non-Agency Total		497,042
Total Collateralized Mortgage Obligations (cost of $499,993)		497,042

Commercial Mortgage-Backed Securities – 0.4%

CS First Boston Mortgage Securities Corp.
5.230% 12/15/40(c)	250,000	246,496
Total Commercial Mortgage-Backed Securities (cost of $247,343)		246,496

Preferred Stocks – 0.3%

Financials – 0.3%
Savings & Loans – 0.3%
Washington Mutual Preferred Funding Delaware
6.534% 03/29/49(a)(b)(c)	200,000	196,480
Savings & Loans Total		196,480
Financials Total		196,480
Total Preferred Stocks (cost of $196,573)		196,480
	Shares
Securities Lending Collateral – 8.4%
State Street Navigator Securities Lending Prime Portfolio(d)	5,965,402	5,965,402
Total Securities Lending Collateral (cost of $5,965,402)		5,965,402

11

Corporate Bond Portfolio (September 30, 2006) (Unaudited)

Short-Term Obligation – 0.6%

	Par ($)	Value ($)
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by a U.S. Treasury Note maturing 09/26/13, market value of $470,000 (repurchase proceeds $458,198)	458,000	458,000
Total Short-Term Obligation (cost of $458,000)		458,000
Total Investments – 107.0% (cost of $75,343,288)(e)		75,617,158
Other Assets & Liabilities, Net – (7.0)%		(4,973,967)
Net Assets – 100.0%		$70,643,191

Notes to Investment Portfolio:

(a) All or a portion of this security is on loan at September 30, 2006. The total market value of securities on loan at September 30, 2006 is $5,830,976.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities, which are not illiquid, amounted to $5,543,760, which represents 7.8% of net assets.

(c) The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2006.

(d) Investment made with cash collateral received from securities lending activity.

(e) Cost for federal income tax purposes is $75,343,288.

At September 30, 2006, the asset allocation of the Fund is as follows:

Asset Allocation (Unaudited)	% of Net Assets
Corporate Fixed-Income Bonds & Notes	90.5%
Securities Lending Collateral	8.4
Government & Agency Obligations	6.1
Collateralized Mortgage Obligations	0.7
Commercial Mortgage-Backed Securities	0.4
Preferred Stocks	0.3
Short-Term Obligation	0.6
Other Assets & Liabilities, Net	(7.0)
100.0%

See Accompanying Notes to Financial Statements.

12

Investment Portfolio – Mortgage- and Asset-Backed Portfolio (September 30, 2006) (Unaudited)

Mortgage-Backed Securities – 92.2%

	Par ($)	Value ($)
Federal Home Loan Mortgage Corp.
5.000% 10/01/35	19,996,607	19,242,558
5.500% 10/01/20	4,221,071	4,220,298
5.500% 11/01/20	2,575,493	2,575,021
6.500% 11/01/32	37,748	38,596
TBA,
5.000% 12/01/21(a)	12,200,000	11,982,694
5.500% 12/01/21(a)	7,522,000	7,514,944
5.500% 12/01/36(a)	5,500,000	5,422,659
6.000% 12/01/21(a)	3,000,000	3,041,250
Federal National Mortgage Association
7.000% 02/01/32	66,610	68,766
7.000% 06/01/32	2,767	2,848
TBA,
5.000% 12/01/21(a)	3,000,000	2,947,500
5.500% 12/01/36(a)	18,844,000	18,561,340
6.000% 12/01/36(a)	14,515,000	14,578,503
6.500% 12/01/36(a)	8,367,000	8,518,652
Government National Mortgage Association
7.000% 03/15/31	7,137	7,371
Total Mortgage-Backed Securities (cost of $98,635,311)		98,723,000

Asset-Backed Securities – 47.8%

Aames Mortgage Investment Trust
5.670% 01/25/35(b)	170,794	170,925
ACE Securities Corp.
5.470% 02/25/36(b)	1,506,911	1,507,043
5.490% 09/25/35(b)	743,435	743,603
Aegis Asset Backed Securities Trust
5.670% 03/25/31(b)	697,681	698,082
Bear Stearns Asset Backed Security, Inc.
5.680% 03/25/35(b)	273,876	274,216
Chase Credit Card Master Trust
5.440% 02/15/11(b)	475,000	476,029
Citigroup Mortgage Loan Trust, Inc.
5.540% 02/25/35(b)	976,217	976,932
Countrywide Asset-Backed Certificates
5.440% 06/25/21(b)	1,415,262	1,415,265
5.440% 12/25/25(b)	1,436,153	1,436,156
5.490% 05/25/26(b)	1,970,264	1,970,267
5.490% 08/25/35(b)(c)	15,851	15,852
5.610% 09/25/33(b)	694,461	694,789
FBR Securitization Trust
5.510% 09/25/35(b)	1,782,157	1,782,453
Fremont Home Loan Trust
5.380% 05/25/36(b)	1,075,900	1,076,038
5.520% 08/25/36(b)	1,963,630	1,963,630
GSAMP Trust
5.470% 11/25/35(b)	840,399	870,171
Home Equity Mortgage Trust
5.530% 06/25/35(b)	182,030	182,059

	Par ($)	Value ($)
Indymac Seconds Asset Backed Trust
5.430% 05/25/36(b)	845,121	845,123
5.460% 06/25/36(b)	1,589,077	1,589,081
Keycorp Student Loan Trust
5.795% 07/25/29(b)	1,028,276	1,035,056
Mastr Asset Backed Securities Trust
5.380% 03/25/36(b)	738,571	738,678
5.470% 02/25/36(b)	856,187	856,302
5.480% 11/25/35(b)	936,943	937,135
Mastr Second Lien Trust
5.490% 03/25/36(b)	830,717	830,927
Merrill Lynch Mortgage Investors, Inc.
5.480% 05/25/37(b)	1,821,249	1,821,252
Morgan Stanley ABS Capital I
5.420% 04/25/35(b)	97,992	97,991
Morgan Stanley Mortgage Loan Trust
5.450% 10/25/36(b)	1,500,000	1,500,000
5.460% 08/25/36(b)	1,414,260	1,414,262
New Century Home Equity Loan Trust
5.500% 03/25/36(b)	1,013,310	1,013,639
Novastar Home Equity Loan
5.390% 05/25/36(b)	1,144,976	1,145,127
5.460% 01/25/36(b)	292,679	292,703
Park Place Securities, Inc.
6.530% 10/25/34(b)	1,200,000	1,215,532
Renaissance Home Equity Loan Trust
5.420% 08/25/35(b)	496,956	497,044
Residential Asset Securities Corp.
6.380% 04/25/34(b)	800,000	812,959
Residential Funding Mortgage Securities II, Inc.
5.430% 02/25/36(b)	1,893,367	1,894,407
SACO I, Inc.
5.480% 04/25/36(b)	1,646,249	1,646,419
5.480% 08/25/36(b)	1,961,358	1,961,361
5.500% 03/25/36(b)	1,139,626	1,139,738
5.530% 04/25/35(b)(c)	684,177	684,099
5.530% 07/25/36(b)	1,144,268	1,144,760
5.610% 07/25/35(b)	1,453,942	1,454,263
Securitized Asset Backed Receivables LLC Trust
5.390% 03/25/36(b)	1,132,416	1,132,419
SLM Student Loan Trust
5.495% 01/25/13(b)	132,230	132,243
5.515% 04/25/14(b)	117,946	117,993
5.595% 04/25/17(b)	661,248	662,808
5.645% 01/25/12(b)	573,281	574,707
Soundview Home Equity Loan Trust
5.390% 06/25/36(b)	1,517,420	1,517,523
5.514% 11/25/35(b)	1,531,973	1,531,828
Structured Asset Investment Loan Trust
6.030% 08/25/33(b)	1,200,000	1,202,339
Structured Asset Securities Corp.
5.440% 02/25/36(b)(c)	1,335,607	1,335,503

13

Mortgage- and Asset-Backed Portfolio (September 30, 2006) (Unaudited)

Asset-Backed Securities (continued)

	Par ($)	Value ($)
Terwin Mortgage Trust
5.780% 07/25/34(b)	125,014	125,338
Total Asset-Backed Securities (cost of $51,104,586)		51,154,069

Collateralized Mortgage Obligations – 8.4%

Agency – 1.8%
Federal Home Loan Mortgage Corp.
4.000% 09/15/15	1,350,000	1,311,532
Federal National Mortgage Association
6.000% 04/25/17	291,000	297,288
5.500% 08/25/17	304,089	304,441
Agency Total		1,913,261
Non-Agency – 6.6%
Bear Stearns Alt-A Trust
5.610% 01/25/35(b)	499,994	500,818
Bear Stearns Mortgage Funding Trust
5.600% 08/25/34(b)	2,000,000	2,000,000
Countrywide Alternative Loan Trust
5.420% 03/25/36(b)	1,235,466	1,235,974
CSAB Mortgage Backed Trust
5.430% 06/25/36(b)	1,116,205	1,115,966
IMPAC CMB Trust
5.590% 04/25/35(b)	569,458	569,463
5.820% 10/25/34(b)	628,126	628,776
5.830% 04/25/35(b)	1,077,662	1,079,845
Non-Agency Total		7,130,842
Total Collateralized Mortgage Obligations (cost of $9,037,815)		9,044,103

Commercial Mortgage-Backed Securities – 5.0%

Bear Stearns Commercial Mortgage Securities
5.449% 12/11/40	1,060,000	1,062,329
5.625% 03/11/39	1,000,000	1,012,112
5.871% 09/11/38(b)	1,750,000	1,795,267
GMAC Commercial Mortgage Securities, Inc.
4.754% 05/10/43	1,500,000	1,434,421
Total Commercial Mortgage-Backed Securities (cost of $5,232,296)		5,304,129

Municipal Bonds – 0.5%

	Par ($)	Value ($)
Arizona – 0.5%
AZ Educational Loan Marketing Corp.
Series 2004 A-1,
5.500% 12/01/13(b)	566,667	566,667
Arizona Total		566,667
Total Municipal Bonds (cost of $567,188)		566,667

Short-Term Obligations – 13.2%

Agency Obligation – 4.7%
Federal Home Loan Bank Discount Notes
5.150% 10/06/06(d)	5,000,000	4,996,424
Agency Obligation Total		4,996,424
Repurchase Agreement – 8.5%
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by a U.S. Treasury Note maturing 09/15/10, market value of $9,345,000 (repurchase proceeds $9,162,969)	9,159,000	9,159,000
Total Short-Term Obligations (cost of $14,155,424)		14,155,424
Total Investments – 167.1% (cost of $178,732,620)(e)		178,947,392
Other Assets & Liabilities, Net – (67.1)%		(71,855,500)
Net Assets – 100.0%		$107,091,892

14

Mortgage- and Asset-Backed Portfolio (September 30, 2006) (Unaudited)

Notes to Investment Portfolio:

(a) Security purchased on a delayed delivery basis.

(b) The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2006.

(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities, which are not illiquid, amounted to $2,035,454, which represents 1.9% of net assets.

(d) The rate shown represents the annualized yield at the date of purchase.

(e) Cost for federal income tax purposes is $178,732,620.

At September 30, 2006 the asset allocation of the Fund was as follows:

Asset Allocation (Unaudited)	% of Net Assets
Mortgage-Backed Securities	92.2%
Asset-Backed Securities	47.8
Collateralized Mortgage Obligations	8.4
Commercial Mortgage-Backed Securities	5.0
Municipal Bonds	0.5
Short-Term Obligations	13.2
Other Assets & Liabilities, Net	(67.1)
100.0%

Acronym	Name
TBA	To Be Announced

See Accompanying Notes to Financial Statements.

15

Statements of Assets and Liabilities – Fixed Income Sector Portfolios
September 30, 2006 (Unaudited)

	($)	($)
	Corporate Bond Portfolio	Mortgage- and Asset-Backed Portfolio
Assets:
Investments, at identified cost	75,343,288	178,732,620
Investments, at value (Including securities on loan of $5,830,976 and $— respectively)	75,617,158	178,947,392
Cash	200,877	29,302
Receivable for:
Investments sold	1,837,167	—
Fund shares sold	134,200	198,403
Interest	893,257	373,027
Securities lending	839	—
Total assets	78,683,498	179,548,124
Liabilities:
Collateral on securities loaned	5,965,402	—
Payable for:
Investments purchased	2,074,905	—
Investments purchased on a delayed delivery basis	—	72,456,232
Total liabilities	8,040,307	72,456,232
Net Assets	70,643,191	107,091,892
Net Assets consist of
Paid-in capital	71,426,254	107,380,700
Undistributed net investment income	42,354	53,920
Accumulated net realized gain (loss)	(1,099,287)	(557,500)
Unrealized appreciation (depreciation) on:
Investments	273,870	214,772
Net Assets	70,643,191	107,091,892
Shares outstanding	7,023,126	10,745,493
Net asset value per share	10.06	9.97

See Accompanying Notes to Financial Statements.

16

Statements of Operations – Fixed Income Sector Portfolios
For the Six Months Ended September 30, 2006 (Unaudited)

	($)	($)
	Corporate Bond Portfolio	Mortgage- and Asset-Backed Portfolio
Net Investment Income
Income
Interest	1,793,941	2,604,266
Securities lending	1,193	—
Net Investment Income	1,795,134	2,604,266
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Investments	(607,131)	374,047
Futures contracts	(35,883)	—
Net realized gain (loss)	(643,014)	374,047
Net change in unrealized appreciation (depreciation) on:
Investments	1,566,620	948,756
Futures contracts	47,954	—
Net change in unrealized appreciation (depreciation)	1,614,574	948,756
Net Gain	971,560	1,322,803
Net Increase Resulting from Operations	2,766,694	3,927,069

See Accompanying Notes to Financial Statements.

17

Statements of Changes in Net Assets – Fixed Income Sector Portfolios

Increase (Decrease) in Net Assets:	Corporate Bond Portfolio		Mortgage- and Asset-Backed Portfolio
	(Unaudited) Six months Ended September 30, 2006 ($)	Year Ended March 31, 2006 ($)	(Unaudited) Six months Ended September 30, 2006 ($)	Year Ended March 31, 2006 ($)
Operations
Net investment income	1,795,134	2,795,932	2,604,266	3,280,760
Net realized gain (loss) on investments and futures contracts	(643,014)	(461,352)	374,047	(760,742)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	1,614,574	(1,238,256)	948,756	(306,147)
Net increase (decrease) resulting from operations	2,766,694	1,096,324	3,927,069	2,213,871
Distributions to Shareholders
From net investment income	(1,797,982)	(2,792,574)	(2,606,717)	(3,258,279)
From net realized gains	—	(36,289)	—	(364,836)
Total distributions to shareholders	(1,797,982)	(2,828,863)	(2,606,717)	(3,623,115)
Net Capital Share Transactions	5,077,781	13,630,972	16,202,282	12,762,202
Net increase in net assets	6,046,493	11,898,433	17,522,634	11,352,958
Net Assets
Beginning of period	64,596,698	52,698,265	89,569,258	78,216,300
End of period	70,643,191	64,596,698	107,091,892	89,569,258
Undistributed net investment income, at end of period	42,354	45,202	53,920	56,371

See Accompanying Notes to Financial Statements.

18

Statements of Changes in Net Assets – Capital Stock Activity

	Corporate Bond Portfolio				Mortgage- and Asset-Backed Portfolio
	(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006		(Unaudited) Six Months Ended September 30, 2006		Year Ended March 31, 2006
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Subscriptions	776,885	7,652,468	1,752,908	17,897,000	2,280,854	22,359,953	2,123,650	21,252,841
Distributions reinvested	1,458	14,374	5,342	54,704	12,518	122,725	22,757	227,354
Redemptions	(261,837)	(2,589,061)	(421,211)	(4,320,732)	(638,191)	(6,280,396)	(868,051)	(8,717,993)
Net increase	516,506	5,077,781	1,337,039	13,630,972	1,655,181	16,202,282	1,278,356	12,762,202

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Corporate Bond Portfolio

For a share outstanding throughout each period.

	(Unaudited) Period ended 9/30/2006		Year Ended 3/31/2006	Year Ended 3/31/2005	Year Ended 3/31/2004	Period ended 3/31/2003(a)
Net Asset Value, Beginning of Period	$9.93		$10.19	$10.58	$10.33	$10.00
Investment Income From Operations:
Net investment income (b)	0.27		0.49	0.48	0.46	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.13		(0.25)	(0.36)	0.33	0.27
Net increase in net assets resulting from investment operations	0.40		0.24	0.12	0.79	0.68
Distributions to Shareholders:
Dividends from net investment income	(0.27)		(0.49)	(0.48)	(0.47)	(0.26)
Distributions from net realized gains	—		(0.01)	(0.03)	(0.07)	(0.09)
Total dividends and distributions	(0.27)		(0.50)	(0.51)	(0.54)	(0.35)
Net Asset Value, End of Period	$10.06		$9.93	$10.19	$10.58	$10.33
Total return (c)	4.07	%(d)	2.34%	1.25%	7.83%	6.99%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000)	$70,643		$64,597	$52,698	$61,193	$14,772
Expenses (e)	—		—	—	—	—
Ratio of net investment income to average net assets (e)	5.37	%(f)	4.83%	4.69%	4.40%	4.33 (f)
Portfolio turnover rate	41	%(d)	62%	39%	126%	183%

(a)  The Portfolio commenced operations on August 30, 2002.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized

(e)  The net investment income and expense ratios exclude expenses charged directly to shareholders.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Mortgage- and Asset-Backed Portfolio

For a share outstanding throughout each period.

	(Unaudited) Period ended 9/30/2006		Year Ended 3/31/2006	Year Ended 3/31/2005	Year Ended 3/31/2004	Period ended 3/31/2003(a)
Net Asset Value, Beginning of Period	$9.85		$10.01	$10.19	$10.15	$10.00
Investment Income From Operations:
Net investment income(b)	0.26		0.40	0.26	0.22	0.17
Net realized and unrealized gain (loss) on investments and futures contracts	0.12		(0.12)	(0.01)	0.13	0.14
Net increase in net assets resulting from investment operations	0.38		0.28	0.25	0.35	0.31
Distributions to Shareholders:
Dividends from net investment income	(0.26)		(0.40)	(0.26)	(0.22)	(0.10)
Distributions from net realized gains	—		(0.04)	(0.17)	(0.09)	(0.06)
Total dividends and distributions	(0.26)		(0.44)	(0.43)	(0.31)	(0.16)
Net Asset Value, End of Period	$9.97		$9.85	$10.01	$10.19	$10.15
Total return(c)	3.89	%(d)	2.85%	2.57%	3.53%	3.08%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000)	$107,092		$89,569	$78,216	$86,411	$9,205
Expenses(e)	—		—	—	—	—
Ratio of net investment income to average net assets(e)	5.28	%(f)	4.00%	2.61%	2.26%	1.82	%(f)
Portfolio turnover rate	263	%(d)	561%	765%	941%	688%

(a)  The Portfolio commenced operations on August 30, 2002.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized

(e)  The net investment income and expense ratios exclude expenses charged directly to shareholders.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

21

Notes to Financial Statements – Fixed Income Sector Portfolios
September 30, 2006 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. Information presented in these financial statements pertains to Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio (each a "Portfolio" and collectively, the "Portfolios").

Investment Goals

Corporate Bond Portfolio seeks to maximize total return by investing at least 80% of its assets in a diversified portfolio of corporate bonds. Mortgage- and Asset-Backed Portfolio seeks to maximize total return by investing at least 80% of its assets in a diversified portfolio of mortgage- and other asset-backed securities.

Portfolio Shares

The Portfolios are authorized to issue an unlimited number of shares without par value and are only available through certain wrap fee programs and certain other managed accounts, including those sponsored or managed by Bank of America and its affiliates.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Security Valuation

Securities traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security. Debt securities are generally valued by an independent pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other investment companies are valued at net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Portfolios' financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Portfolios may invest in futures contracts for the purposes of hedging against changes in values of the Portfolio's securities or changes in the prevailing levels of interest rates or currency exchange rates or to enhance the Portfolio's return. Upon entering into a futures contract, a Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Portfolio each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

22

Fixed Income Sector Portfolios September 30, 2006 (Unaudited)

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

When-Issued/Delayed Delivery Securities

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date and interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Repurchase Agreements

Each Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio's investment advisor has determined are creditworthy. Each Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolios seek to assert their rights.

Income Recognition

Interest income is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date.

Distributions to Shareholders

Distributions from net investment income are declared and paid monthly for each of the Portfolios. Each Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification

In the normal course of business, each Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims against the Portfolio. Also, under the Trust's organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2006 was as follows:

	3/31/06
Portfolio	Ordinary Income*	Long-term Capital Gains
Corporate Bond Portfolio	$2,793,010	$35,853
Mortgage- and Asset- Backed Portfolio	3,623,115	—

23

Fixed Income Sector Portfolios September 30, 2006 (Unaudited)

Unrealized appreciation and depreciation at September 30, 2006, based on cost of investments for federal income tax purposes was:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Corporate Bond Portfolio	$988,240	$ (714,370)	$273,870
Mortgage- and Asset-Backed Portfolio	421,319	(206,547)	214,772

The following capital loss carryforwards, determined as of March 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	Expiring in 2014
Corporate Bond Portfolio	$190,899

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Portfolios and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on each Portfolio's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Portfolios.

Columbia does not receive any fee for its investment advisory services. In addition, under its investment advisory agreement, Columbia has agreed to bear all fees and expenses of the Portfolios (exclusive of brokerage fees and commissions, taxes, interest expenses of borrowing money and extraordinary expenses, if any).

The Portfolios do not incur any fees or expenses except brokerage fees and commissions, taxes, interest expense and extraordinary expenses. Participants in the wrap fee programs eligible to invest in the Portfolios are required to pay fees to the program sponsor pursuant to separate agreements and should review the wrap program disclosure document for fees and expenses charged.

Administration Fee

Columbia provides administrative and other services to the Portfolios. Under the administration agreement, Columbia does not receive any compensation from the Portfolios for its services.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Portfolios and has contracted with Boston Financial Data Services to serve as sub-transfer agent. The Transfer Agent does not receive any compensation from the Portfolios for its services.

Underwriting Discounts, Service and Distribution Fees:

Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Funds' shares. The Distributor does not receive a fee for its services as distributor.

Note 5. Portfolio Information

For the six months ended September 30, 2006, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

Portfolio	Purchases	Sales
Corporate Bond Portfolio	$36,367,698	$26,122,167
Mortgage- and Asset- Backed Portfolio	431,802,484	383,855,113

24

Fixed Income Sector Portfolios September 30, 2006 (Unaudited)

Note 6. Shares of Beneficial Interest

As of September 30, 2006, the Portfolios each had a shareholder whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Portfolios. The percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	% of Shares Outstanding Held
Corporate Bond Portfolio	92.7%
Mortgage and Asset Backed Portfolio	89.9

Note 7. Line of Credit

The Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan.

For the six months ended September 30, 2006, the Portfolios did not borrow under this arrangement.

Note 8. Securities lending

The Portfolios commenced a securities lending program in August 2006, and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent, is paid to the Portfolios. Generally, in the event of borrower default, the Portfolios have the right to use the collateral to offset any losses incurred. In the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral, there may be a potential loss to the Portfolios. The Portfolios bear the risk of loss with respect to the investment of collateral. The income earned by each Portfolio from securities lending is included in its Statement of operations.

Note 9. Disclosure of Significant Risks and Contingencies

Foreign Securities

There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of

25

Fixed Income Sector Portfolios September 30, 2006 (Unaudited)

the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Nations Funds Trust filed a motion to dismiss this complaint on May 19, 2006, but the Court has not yet ruled on the motion. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, Plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006.

26

Fixed Income Sector Portfolios September 30, 2006 (Unaudited)

In response to those motions, Plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

27

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Important Information About This Report

Fixed Income Sector Portfolios

The Portfolios mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Fixed Income Sector Portfolios. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of each Portfolio and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that each Portfolio uses to determine how to vote proxies and a copy of each Portfolio's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how each Portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each Portfolio voted proxies relating to portfolio securities is also available from the funds' website.

Each Portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Portfolio's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member NASD and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

29

Fixed Income Sector Portfolios

Semiannual Report – September 30, 2006

Columbia Management®

PRSRT First Class

U.S. Postage

PAID

Holliston, MA

Permit NO. 20

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44-114237-0906(11/06) 06/31459

Columbia Masters Global Equity Portfolio

Semiannual Report – September 30, 2006

NOT FDIC INSURED	May Lose Value
No Bank Guarantee

Performance Information	1

Understanding Your Expenses	2

Fund Profile	3

Financial Statements	5

Investment Portfolio	6

Statement of Assets and Liabilities	7

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	15

Important Information About This Report	21

The views expressed in the President’s Message and Fund Profile reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President’s Message

September 30, 2006

Dear Shareholder,

Over the past few years, you’ve heard a lot about change here at Columbia Funds as we’ve streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient — and to ensure that you find the range of financial choices and services that you expect from one of the nation’s leading financial companies.

As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven’t done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you’ll require for your future. We continue to look for new ways to help meet the unique needs of all our investors — especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us — now and in the years to come.

Keep in mind that investing is often a long-term undertaking. While it’s important to review the performance and market environment of the most recent period, it’s essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Performance Information – Columbia Masters Global Equity Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 02/15/06 – 09/30/06 ($)

Sales charge	without	with
Class A	10,420	9,821
Class B	10,370	9,870
Class C	10,380	10,280
Class Z	10,440	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Masters Global Equity Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of portfolio shares.

Total return as of 09/30/06 (%)

Share class	A		B		C		Z
Inception	02/15/06		02/15/06		02/15/06		02/15/06
Sales charge	without	with	without	with	without	with	without
6-month	1.26	-4.58	0.88	4.12	0.87	-0.13	1.46
Life	4.20	-1.79	3.70	1.30	3.80	2.80	4.40

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of portfolio expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the portfolio’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Net asset value per share

as of 09/30/06 ($)
Class A	10.42
Class B	10.37
Class C	10.38
Class Z	10.44

1

Understanding Your Expenses – Columbia Masters Global Equity Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•                  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•                  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.              Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.              In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

Shareholder expense example

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

04/01/06 – 09/30/06

	Account value at the		Account value at the		Expenses paid		Portfolio’s annualized
	beginning of the period ($)		end of the period ($)		during the period ($)		expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,012.58	1,023.82	1.26	1.27	0.25
Class B	1,000.00	1,000.00	1,008.82	1,020.05	5.04	5.06	1.00
Class C	1,000.00	1,000.00	1,008.72	1,020.05	5.04	5.06	1.00
Class Z	1,000.00	1,000.00	1,014.59	1,025.07	—	—	—

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or it’s affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different portfolios. If these transaction costs were included, your costs would have been higher.

* Columbia Masters Global Equity Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

2

Fund Profile – Columbia Masters Global Equity Portfolio

Summary

•                  For the six-month period ended September 30, 2006, the portfolio’s Class A shares returned 1.26% without sales charge. This compares with a 3.93% return for the MSCI World Index over the same period.(1) The average return for the portfolio’s peer group, the Morningstar Foreign Large Blend Category was 3.06%.(2)

•                  The portfolio invests in shares of four Columbia funds, dividing its assets as follows: Columbia Strategic Investor Fund — 25%, Columbia Marsico 21st Century Fund — 25%, Columbia Multi-Advisor International Equity Fund — 40% and Columbia Acorn International — 10%.

•                  During the six-month period, Columbia Marsico 21st Century Fund detracted from the fund’s return as stock selection within health care and consumer related sectors plus an overweight in transportation stocks in the industrials sector resulted in a negative return. Columbia Strategic Investor Fund, Columbia Multi-Advisor International Equity Fund and Columbia Acorn International all contributed to the portfolio’s positive return. However, they lagged their respective benchmarks, the Russell 3000 Value Index and the S&P 500 Index (Columbia Strategic Investor Fund), the MSCI EAFE Index (Columbia Multi-Advisor International Equity Fund), and the S&P/Citigroup EMI Global ex-U.S. Index and MSCI EAFE (Columbia Acorn International).(3) Columbia Multi-Advisor International Equity Fund outperformed its peer group, the Morningstar Foreign Large Blend Category as strong stock selection in the capital goods industry, telecommunications, energy and banks aided performance.

Portfolio Management

Vikram Kuriyan has managed Columbia Masters Global Equity Portfolio since February 2006. He is affiliated with Columbia Management Advisors, LLC, investment advisor to the portfolio.

(1)          The MSCI World Index comprises securities listed on exchanges in the major European and Asian countries, Australia and the U.S. The index includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing. It is unmanaged and is not available for investment.

(2)          ©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an “expert” under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

(3)          The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The S&P/Citigroup EMI Global ex-U.S. Index is an index of the bottom 20% of institutionally investable capital of developed and emerging countries, selected by the index sponsor, outside the United States. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+ 1.26%
Class A shares
(without sales charge)

+ 3.93%
MSCI World Index

3

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Asset allocation cannot eliminate the risk of fluctuating prices and uncertain returns.

A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in an investment fund that invests and trades directly in financial instruments under the direction of a single manager. Risks include stock market fluctuations due to business and economic developments.

Investments in small- and mid-cap companies may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid.

Value stocks may also be subject to specific business risks that have caused the stocks to be out of favor.

International investing involves special risk, including currency risk, risk associated with possible differences in financial standards, and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Investment risks of bonds include prepayments, foreign, political and economic developments and bond market fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa. Lower quality debt securities involve greater risk of default or price volatility from changes in credit quality of individual issuers.

4

Financial Statements – Columbia Masters Global Equity Portfolio (September 30, 2006) (Unaudited)

A guide to understanding your fund’s financial statements

Investment Portfolio

The investment portfolio details all of the fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities

This statement details the fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund’s liabilities (including any unpaid expenses) from the total of the fund’s investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations

This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets

This statement demonstrates how the fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights

The financial highlights demonstrate how the fund’s net asset value per share was affected by the fund’s operating results. The financial highlights table also discloses the classes’ performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements

These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

5

Investment Portfolio – Columbia Masters Global Equity Portfolio, September 30, 2006 (Unaudited)

	Shares	Value ($)
Investment Companies (a) – 100.1%
Columbia Acorn International, Class Z	50,824	1,964,851
Columbia Marsico 21st Century Fund, Class Z	376,171	4,912,788
Columbia Multi-Advisor International Equity Fund, Class Z	482,462	7,912,375
Columbia Strategic Investor Fund, Class Z	283,281	5,342,676

Total Investment Companies (Cost of $20,689,465)		20,132,690

Total Investments – 100.1% (Cost of $20,689,465)(b)		20,132,690

Other Assets & Liabilities, Net – (0.1)%		(10,921)

Net Assets – 100.0%		20,121,769

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(b)	Cost for federal income tax purposes is $20,689,465.

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – Columbia Masters Global Equity Portfolio

September 30, 2006 (Unaudited)

		($)
Assets	Affiliated investments, at cost	20,689,465

	Affiliated investments, at value	20,132,690
	Receivable for:
	Portfolio shares sold	132,808
	Expense reimbursement due from Investment Advisor	17,105
	Total Assets	20,282,603

Liabilities	Payable for:
	Investments purchased	60,497
	Portfolio shares repurchased	14,678
	Transfer agent fee	2,473
	Pricing and bookkeeping fees	4,013
	Trustees’ fees	6,191
	Audit fee	20,611
	Custody fee	821
	Legal fee	21,169
	Registration fee	14,006
	Distribution and service fees	8,595
	Chief compliance officer expenses	864
	Other liabilities	6,916
	Total Liabilities	160,834

	Net Assets	20,121,769

Composition of Net Assets	Paid-in capital	19,766,457
	Undistributed net investment income	231,523
	Accumulated net realized gain	680,564
	Net unrealized depreciation on investments	(556,775)
	Net Assets	20,121,769

See Accompanying Notes to Financial Statements.

7

Class A	Net assets	$11,417,150
	Shares outstanding	1,096,015
	Net asset value per share	$10.42	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share ($10.42/0.9425)	$11.06	(b)

Class B
	Net assets	$5,099,004
	Shares outstanding	491,737
	Net asset value and offering price per share	$10.37	(a)

Class C
	Net assets	$3,271,218
	Shares outstanding	315,201
	Net asset value and offering price per share	$10.38	(a)

Class Z
	Net assets	$334,397
	Shares outstanding	32,033
	Net asset value, offering and redemption price per share	$10.44

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

8

Statement of Operations – Columbia Masters Global Equity Portfolio

For the Six Months Ended September 30, 2006 (Unaudited)

		($)
Investment Income	Dividends	272,995

Expenses	Distribution fee:
	Class B	14,088
	Class C	9,080
	Service fee:
	Class A	10,581
	Class B	4,696
	Class C	3,026
	Transfer agent fee	7,633
	Pricing and bookkeeping fees	26,044
	Trustees’ fees	7,020
	Custody fee	661
	Audit fee	13,035
	Legal fee	16,228
	Registration fee	23,565
	Reports to shareholders	8,160
	Chief compliance officer expenses (See Note 4)	1,733
	Other expenses	267
	Total Expenses	145,817

	Fees and expenses waived or reimbursed by Investment Advisor	(104,343)
	Custody earnings credit	(2)
	Net Expenses	41,472

	Net Investment Income	231,523

Net Realized and Unrealized Gain (Loss) on Investments	Net realized gain on investments	680,564

	Net change in unrealized depreciation on investments	(645,068)
	Net Gain	35,496

	Net Increase in Net Assets from Operations	267,019

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – Columbia Masters Global Equity Portfolio

		(Unaudited) Six Months Ended September 30, 2006 ($)	Period Ended March 31, 2006 (a) ($)
Increase (Decrease) in Net Assets:
Operations	Net investment income (loss)	231,523	(1,500)
	Net realized gain on investments	680,564	—
	Net change in unrealized appreciation (depreciation) on investments	(645,068)	88,293
	Net Increase from Operations	267,019	86,793

Share Transactions	Class A:
	Subscriptions	8,001,739	3,860,362
	Redemptions	(684,081)	(11,675)
	Net Increase	7,317,658	3,848,687

	Class B:
	Subscriptions	3,646,286	1,520,057
	Redemptions	(89,961)	(51,501)
	Net Increase	3,556,325	1,468,556

	Class C:
	Subscriptions	2,596,094	915,221
	Redemptions	(267,540)	—
	Net Increase	2,328,554	915,221

	Class Z:
	Subscriptions	312,014	27,514
	Redemptions	(10,714)	—
	Net Increase	301,300	27,514

	Net Increase from Share Transactions	13,503,837	6,259,978

	Redemption fees	3,303	839

	Total Increase in Net Assets	13,774,159	6,347,610

Net Assets	Beginning of period	6,347,610	—
	End of period	20,121,769	6,347,610
	Undistributed net investment income, at end of period	231,523	—

Changes in Shares	Class A:
	Subscriptions	784,184	380,432
	Redemptions	(67,461)	(1,140)
	Net Increase	716,723	379,292

	Class B:
	Subscriptions	355,837	149,866
	Redemptions	(8,893)	(5,073)
	Net Increase	346,944	144,793

	Class C:
	Subscriptions	251,334	90,340
	Redemptions	(26,473)	—
	Net Increase	224,861	90,340

	Class Z:
	Subscriptions	30,295	2,729
	Redemptions	(991)	—
	Net Increase	29,304	2,729

(a)	Columbia Masters Global Equity Portfolio commenced operations on February 15, 2006.

See Accompanying Notes to Financial Statements.

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Financial Highlights – Columbia Masters Global Equity Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares

	(Unaudited) Six Months Ended September 30, 2006	Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.29	$10.00

Income from Investment Operations:
Net investment income (loss) (b)(j)	0.17	— (d)
Net unrealized gain (loss) on investments	(0.04)	0.29
Total from Investment Operations	0.13	0.29

Redemption Fees:
Redemption fees added to paid-in-capital (b)(d)	—	—

Net Asset Value, End of Period	$10.42	$10.29
Total return (e)(f)(g)	1.26%	2.90%

Ratios to Average Net Assets/Supplemental Data:
Expenses (c)(h)(i)	0.25%	0.25%
Net investment income (loss) (h)(i)(j)	3.34%	(0.25)%
Waiver/reimbursement (i)	1.40%	21.19%
Portfolio turnover rate (g)	2%	—
Net assets, end of period (000’s)	$11,417	$3,902

(a)	Class A shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Does not include expenses of the investment companies in which the portfolio invests.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.
(i)	Annualized.
(j)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.

See Accompanying Notes to Financial Statements.

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Selected data for a share outstanding throughout each period is as follows:

Class B Shares

	(Unaudited) Six Months Ended September 30, 2006	Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.28	$10.00

Income from Investment Operations:
Net investment income (loss) (b)(j)	0.13	(0.01)
Net unrealized gain (loss) on investments	(0.04)	0.29
Total from Investment Operations	0.09	0.28

Redemption Fees:
Redemption fees added to paid-in-capital (b)(d)	—	—

Net Asset Value, End of Period	$10.37	$10.28
Total return (e)(f)(g)	0.88%	2.80%

Ratios to Average Net Assets/Supplemental Data:
Expenses (c)(h)(i)	1.00%	1.00%
Net investment income (loss) (h)(i)(j)	2.66%	(1.00)%
Waiver/reimbursement (i)	1.40%	21.19%
Portfolio turnover rate (g)	2%	—
Net assets, end of period (000’s)	$5,099	$1,488

(a)	Class B shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Does not include expenses of the investment companies in which the portfolio invests.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value assuming no contingent deferred sales charge.
(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.
(i)	Annualized.
(j)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.

See Accompanying Notes to Financial Statements.

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Selected data for a share outstanding throughout each period is as follows:

Class C Shares

	(Unaudited) Six Months Ended September 30, 2006	Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.29	$10.00

Income from Investment Operations:
Net investment income (loss) (b)(j)	0.15	(0.01)
Net unrealized gain (loss) on investments	(0.06)	0.30
Total from Investment Operations	0.09	0.29

Redemption Fees:
Redemption fees added to paid-in-capital (b)(d)	—	—

Net Asset Value, End of Period	$10.38	$10.29
Total return (e)(f)(g)	0.87%	2.90%

Ratios to Average Net Assets/Supplemental Data:
Expenses (c)(h)(i)	1.00%	1.00%
Net investment income (loss) (h)(i)(j)	2.90%	(1.00)%
Waiver/reimbursement (i)	1.40%	21.19%
Portfolio turnover rate (g)	2%	—
Net assets, end of period (000’s)	$3,271	$929

(a)	Class C shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Does not include expenses of the investment companies in which the portfolio invests.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value assuming no contingent deferred sales charge.
(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.
(i)	Annualized.
(j)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.

See Accompanying Notes to Financial Statements.

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Selected data for a share outstanding throughout each period is as follows:

Class Z Shares

	(Unaudited) Six Months Ended September 30, 2006	Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.29	$10.00

Income from Investment Operations:
Net investment income (loss) (b)(j)	0.19	— (d)
Net unrealized gain (loss) on investments	(0.04)	0.29
Total from Investment Operations	0.15	0.29

Redemption Fees:
Redemption fees added to paid-in-capital (b)(d)	—	—

Net Asset Value, End of Period	$10.44	$10.29
Total return (e)(f)(g)	1.46%	2.90%

Ratios to Average Net Assets/Supplemental Data:
Expenses (c)(h)(i)	—	—
Net investment income (loss) (h)(i)(j)	3.76%	—%
Waiver/reimbursement (i)	1.40%	21.19%
Portfolio turnover rate (g)	2%	—
Net assets, end of period (000’s)	$334	$28

(a)	Class Z shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Does not include expenses of the investment companies in which the portfolio invests.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value.
(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.
(i)	Annualized.
(j)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.

See Accompanying Notes to Financial Statements.

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Notes to Financial Statements – Columbia Masters Global Equity Portfolio

September 30, 2006 (Unaudited)

Note 1. Organization

Columbia Masters Global Equity Portfolio (the “Portfolio”), a series of Columbia Funds Series Trust (the “Trust”), is a diversified portfolio. The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Portfolio seeks capital appreciation by investing in Class Z shares of Columbia Multi-Advisor International Equity Fund, Columbia Strategic Investor Fund, Columbia Marsico 21st Century Fund and Columbia Acorn International Fund (the “Underlying Funds”). The Underlying Funds are advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates.

Portfolio Shares

The Portfolio is authorized to issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z shares. Each share class has its own sales charge and expense structure. The Portfolio commenced operations on February 15, 2006.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Portfolio’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Portfolio’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date. The Portfolio’s investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Expenses

General expenses of the Trust are allocated to the Portfolio based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to the Portfolio or a class of shares are charged directly to the Portfolio or class.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently. The Portfolio will distribute net realized capital gains

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(including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at September 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$249,121
Unrealized depreciation	(805,896)
Net unrealized depreciation	$(556,775)

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Portfolio and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Portfolio. The Portfolio does not pay any fee to Columbia for its investment advisory services.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the Administration Agreement, Columbia does not receive any compensation for its services from the Portfolio.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Portfolio under a pricing and bookkeeping agreement. Under a separate agreement (the “Outsourcing Agreement”), Columbia has delegated those functions to State Street Bank & Trust Company (“State Street”). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Portfolio, Columbia receives an annual fee of $31,000. The Portfolio also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolio’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the period ended September 30, 2006, the annualized effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 0.349% of the Portfolio’s average daily net assets.

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Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Portfolios and has contracted with Boston Financial Data Services to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account of the Portfolio, plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the period ended September 30, 2006, the Portfolio’s annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.10% of the Portfolio’s average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Portfolios’ shares. For the period ended September 30, 2006, the Distributor has retained net underwriting discounts of $38,505 on sales of the Portfolio’s Class A shares and received net CDSC fees of $2,418 and $1,170 on Class B and Class C share redemptions, respectively.

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of the Portfolio and a combined distribution and shareholder servicing plan for Class A shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments for the shareholder servicing plans are made at an annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares. Payments for the distribution plans are made at an annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares. Payments under the plans are charged as expenses directly to the applicable share class.

Fees Paid to Officers and Trustees

All officers of the Portfolio, with the exception of the Portfolio’s Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Portfolio’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolio’s assets.

Expense Limits and Fee Waivers

Columbia has agreed to waive fees and/or reimburse expenses through February 15, 2008 so that total annual operating expenses (exclusive of advisory fees, shareholder servicing and distribution fees) do not exceed 0.00% of the Portfolio’s average net assets. There is no guarantee that these waivers and/or reimbursements will continue after February 15, 2008.

Custody Credits

The Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of operations. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

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Other

Columbia provides certain services to the Portfolio related to Sarbanes-Oxley compliance. For the six months ended September 30, 2006, the Portfolio paid $1,304 to Columbia for such services. This amount is included in “Other expenses” in the Statement of Operations.

Note 5. Portfolio Information

For the period ended September 30, 2006, the cost of purchases and proceeds from sales of securities were $15,177,729 and $233,339, respectively.

Note 6. Redemption Fees

The Portfolio assesses, subject to limited exceptions, a 2.00% redemption fee on proceeds of Portfolio shares that are redeemed within 60 days of their purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading of funds. Redemption fees, which are retained by the Portfolio, are accounted for as an addition to paid-in capital and are allocated to each class proportionately for purposes of determining the net asset value of each class. For the period ended September 30, 2006, the redemption fees for the Class A, Class B, Class C and Class Z shares of the Portfolio amounted to $1,884, $840, $534, and $45, respectively.

Note 7. Line of Credit

The Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in “Other expenses” on the Statement of Operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. For the period ended September 30, 2006, the Portfolio did not borrow under this agreement.

Note 8. Disclosure of Significant Risks and Contingencies

Risk Factors of the Portfolios and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an Underlying Fund and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The Officers and Trustees of the Trust also serve as Officers and Trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which the Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities;

18

instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

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On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Nations Funds Trust filed a motion to dismiss this complaint on May 19, 2006, but the Court has not yet ruled on the motion. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, Plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, Plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

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Important Information About This Report

Columbia Masters Global Equity Portfolio

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Masters Global Equity Portfolio. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the portfolio and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

21

Columbia Masters Global Equity Portfolio

Semiannual Report – September 30, 2006

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/114441-0906 (11/06) 06/31048

Columbia Masters Heritage Portfolio

Semiannual Report – September 30, 2006

NOT FDIC INSURED	May Lose Value
No Bank Guarantee

Performance Information	1

Understanding Your Expenses	2

Fund Profile	3

Investment Portfolio	5

Statement of Assets and Liabilities	6

Statement of Operations	8

Statement of Changes in Net Assets	9

Financial Highlights	11

Notes to Financial Statements	15

Important Information About This Report	21

The views expressed in the President’s Message and Fund Profile reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President’s Message

September 30, 2006

Dear Shareholder,

Over the past few years, you’ve heard a lot about change here at Columbia Funds as we’ve streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient — and to ensure that you find the range of financial choices and services that you expect from one of the nation’s leading financial companies.

As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven’t done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you’ll require for your future. We continue to look for new ways to help meet the unique needs of all our investors — especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us — now and in the years to come.

Keep in mind that investing is often a long-term undertaking. While it’s important to review the performance and market environment of the most recent period, it’s essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Performance Information – Columbia Masters Heritage Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 02/15/06 – 09/30/06 ($)

Sales charge	without	with
Class A	10,260	9,670
Class B	10,212	9,712
Class C	10,212	10,112
Class Z	10,266	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Masters Heritage Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of portfolio shares.

Total return as of 09/30/06 (%)

Share class	A		B		C		Z
Inception	02/15/06		02/15/06		02/15/06		02/15/06
Sales charge	without	with	without	with	without	with	without
6-month	0.58	-5.19	0.20	-4.75	0.20	-0.79	0.70
Life	2.60	-3.30	2.12	-2.88	2.12	1.12	2.66

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of portfolio expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the portfolio’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Net asset value per share

as of 09/30/06 ($)
Class A	10.09
Class B	10.09
Class C	10.09
Class Z	10.08

Distributions declared per share

04/01/06 – 09/30/06 ($)
Class A	0.16
Class B	0.12
Class C	0.12
Class Z	0.17

1

Understanding Your Expenses – Columbia Masters Heritage Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•                  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•                  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.              Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.              In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

Shareholder expense example

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,005.82	1,023.82	1.26	1.27	0.25
Class B	1,000.00	1,000.00	1,002.01	1,020.05	5.02	5.06	1.00
Class C	1,000.00	1,000.00	1,002.01	1,020.05	5.02	5.06	1.00
Class Z	1,000.00	1,000.00	1,007.02	1,025.07	—	—	—

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or it’s affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different portfolios. If these transaction costs were included, your costs would have been higher.

*                 Columbia Masters Heritage Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

2

Fund Profile – Columbia Masters Heritage Portfolio

Summary

•                  For the six-month period ended September 30, 2006, the portfolio’s Class A shares returned 0.58% without sales charge. This compares with a 4.14% return for the S&P 500 Index and a return of 3.42% for the Lehman Brothers Intermediate Government/Credit Bond Index(1). The portfolio’s return was lower than the 2.18% average return of funds in its peer group, the Morningstar Large Blend Category(2).

•                  The portfolio invests in shares of three Columbia funds, dividing its assets approximately equally among Columbia Strategic Investor Fund, Columbia Marsico 21st Century Fund and Columbia Strategic Income Fund. During the six-month period, Columbia Marsico 21st Century Fund detracted from performance. Stock selection within health care and consumer related sectors hampered the performance of Columbia Marsico 21st Century Fund, as did an overweight in transportation stocks, in the industrials sector. Columbia Strategic Investor Fund posted positive performance, but lagged its benchmarks, the Russell 3000 Value(3) Index and the S&P 500 Index. By contrast, Columbia Strategic Income Fund solidly outperformed its benchmark for the period and added to the portfolio’s return.

Portfolio Management

Vikram Kuriyan has managed Columbia Masters Heritage Portfolio since February 2006. He is affiliated with Columbia Management Advisors, LLC, investment advisor to the portfolio.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

(1)          The S&P 500 Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers Intermediate Government/Credit Bond Index tracks the performance of intermediate term U.S. government and corporate bonds. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

(2)          ©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an “expert” under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

(3)          The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+0.58% Class A shares (without sales charge)

+4.14% S&P 500 Index

+3.42% Lehman Brothers Intermediate Government/Credit Bond Index

3

Asset allocation cannot eliminate the risk of fluctuating prices and uncertain returns.

A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in an investment fund that invests and trades directly in financial instruments under the direction of a single manager. Risks include stock market fluctuations due to business and economic developments.

Investments in small- and mid-cap companies may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid.

Value stocks may also be subject to specific business risks that have caused the stocks to be out of favor.

International investing involves special risk, including currency risk, risk associated with possible differences in financial standards, and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Investment risks of bonds include prepayments, foreign, political and economic developments and bond market fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa. Lower quality debt securities involve greater risk of default or price volatility from changes in credit quality of individual issuers.

4

Investment Portfolio – Columbia Masters Heritage Portfolio, September 30, 2006 (Unaudited)

		Shares	Value ($)
Investment Companies (a) – 99.8%
	Columbia Marsico 21st Century Fund, Class Z	1,812,954	23,677,176
	Columbia Strategic Income Fund, Class Z	4,042,003	23,726,559
	Columbia Strategic Investor Fund, Class Z	1,255,348	23,675,871
	Total Investment Companies (Cost of $73,653,325)		71,079,606

	Total Investments – 99.8% (Cost of $73,653,325)(b)		71,079,606

	Other Assets & Liabilities, Net – 0.2%		123,106

	Net Assets – 100.0%		71,202,712

Notes to Investment Portfolio:

(a)          Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)         Cost for federal income tax purposes is $73,653,325.

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – Columbia Masters Heritage Portfolio

September 30, 2006 (Unaudited)

		($)
Assets	Affiliated investments, at cost	73,653,325

	Affiliated investments, at value	71,079,606
	Receivable for:
	Portfolio shares sold	333,206
	Expense reimbursement due from Investment Advisor	18,177
	Total Assets	71,430,989

Liabilities	Payable for:
	Investments purchased	112,461
	Portfolio shares repurchased	14,156
	Transfer agent fee	483
	Pricing and bookkeeping fees	4,019
	Trustees’ fees	6,191
	Audit fee	20,610
	Custody fee	1,092
	Legal fee	19,221
	Reports to shareholders	10,976
	Distribution and service fees	28,983
	Chief compliance officer expenses	932
	Other liabilities	9,153
	Total Liabilities	228,277

	Net Assets	71,202,712

Composition of Net Assets	Paid-in capital	71,012,800
	Overdistributed net investment income	(2,867)
	Accumulated net realized gain	2,766,498
	Net unrealized depreciation on investments	(2,573,719)
	Net Assets	71,202,712

See Accompanying Notes to Financial Statements.

6

Class A	Net assets	$41,372,675
	Shares outstanding	4,099,799
	Net asset value per share	$10.09	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share ($10.09/0.9425)	$10.71	(b)

Class B
	Net assets	$15,452,316
	Shares outstanding	1,531,027
	Net asset value and offering price per share	$10.09	(a)

Class C
	Net assets	$12,227,155
	Shares outstanding	1,211,343
	Net asset value and offering price per share	$10.09	(a)

Class Z
	Net assets	$2,150,566
	Shares outstanding	213,288
	Net asset value, offering and redemption price per share	$10.08

(a)          Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)         On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

7

Statement of Operations – Columbia Masters Heritage Portfolio

For the Six Months Ended September 30, 2006 (Unaudited)

		($)
Investment Income	Dividends	1,007,594

Expenses	Distribution fee:
	Class B	40,666
	Class C	29,824
	Service fee:
	Class A	37,327
	Class B	13,507
	Class C	9,941
	Transfer agent fee	13,178
	Pricing and bookkeeping fees	26,043
	Trustees’ fees	7,020
	Custody fee	876
	Audit fee	13,035
	Legal fee	14,280
	Registration fee	23,565
	Chief compliance officer expenses (See Note 4)	1,849
	Other expenses	11,030
	Total Expenses	242,141

	Fees and expenses waived or reimbursed by Investment Advisor	(110,878)
	Net Expenses	131,263

	Net Investment Income	876,331

Net Realized and Unrealized Gain (Loss) on Investments	Net realized gain on investments	2,766,498

	Net change in unrealized depreciation on investments	(2,762,878)
	Net Gain	3,620

	Net Increase in Net Assets from Operations	879,951

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – Columbia Masters Heritage Portfolio

		(Unaudited) Six Months Ended September 30, 2006 ($)	Period Ended March 31, 2006 (a)($)
Increase (Decrease) in Net Assets
Operations	Net investment income	876,331	17,442
	Net realized gain on investments	2,766,498	—
	Net change in unrealized appreciation (depreciation) on investments	(2,762,878)	189,159
	Net Increase from Operations	879,951	206,601

Distributions Declared to Shareholders	From net investment income:
	Class A	(571,059)	(13,378)
	Class B	(159,804)	(610)
	Class C	(123,147)	(379)
	Class Z	(33,735)	(125)
	Total Distributions Declared to Shareholders	(887,745)	(14,492)

Share Transactions	Class A:
	Subscriptions	29,505,516	13,053,240
	Distributions reinvested	541,393	12,937
	Redemptions	(1,756,359)	(52,693)
	Net Increase	28,290,550	13,013,484

	Class B:
	Subscriptions	10,918,266	4,685,332
	Distributions reinvested	154,469	583
	Redemptions	(335,470)	(28,450)
	Net Increase	10,737,265	4,657,465

	Class C:
	Subscriptions	9,456,603	2,980,604
	Distributions reinvested	110,907	363
	Redemptions	(317,584)	(53,798)
	Net Increase	9,249,926	2,927,169

	Class Z:
	Subscriptions	2,240,585	90,422
	Distributions reinvested	32,681	125
	Redemptions	(221,275)	—
	Net Increase	2,051,991	90,547

	Net Increase from Share Transactions	50,329,732	20,688,665
	Total Increase in Net Assets	50,321,938	20,880,774

Net Assets	Beginning of period	20,880,774	—
	End of period	71,202,712	20,880,774
	Undistributed (overdistributed) net investment income, at end of period	(2,867)	8,547

(a)          Columbia Masters Heritage Portfolio commenced operations on February 15, 2006.

See Accompanying Notes to Financial Statements.

9

		(Unaudited) Six Months Ended September 30, 2006 ($)	Period Ended March 31, 2006 (a)($)
Changes in Shares	Class A:
	Subscriptions	2,932,684	1,292,632
	Issued for distributions reinvested	54,022	1,268
	Redemptions	(175,611)	(5,196)
	Net Increase	2,811,095	1,288,704

	Class B:
	Subscriptions	1,088,121	463,946
	Issued for distributions reinvested	15,401	57
	Redemptions	(33,683)	(2,815)
	Net Increase	1,069,839	461,188

	Class C:
	Subscriptions	942,180	295,467
	Issued for distributions reinvested	11,055	36
	Redemptions	(32,113)	(5,282)
	Net Increase	921,122	290,221

	Class Z:
	Subscriptions	222,973	8,975
	Issued for distributions reinvested	3,265	12
	Redemptions	(21,937)	—
	Net Increase	204,301	8,987

(a)          Columbia Masters Heritage Portfolio commenced operations on February 15, 2006.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Masters Heritage Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares

	(Unaudited) Six Months Ended September 30, 2006		Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.19		$10.00

Income from Investment Operations:
Net investment income (b)(j)	0.19		0.03
Net unrealized gain (loss) on investments	(0.13)		0.17
Total from investment operations	0.06		0.20

Less Distributions Declared to Shareholders:
From net investment income	(0.16)		(0.01)

Net Asset Value, End of Period	$10.09		$10.19
Total return (d)(e)(f)	0.58%		2.01%

Ratios to Average Net Assets/Supplemental Data:
Expenses (c)(g)(h)	0.25%		0.25%
Net investment income (g)(h)(j)	3.70%		2.04%
Waiver/reimbursement (h)	0.44%		6.51%
Portfolio turnover rate (f)	—	%(i)	—
Net assets, end of period (000’s)	$41,373		$13,131

(a)	Class A shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Does not include expenses of the investment companies in which the portfolio invests.
(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)	Not annualized.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.
(i)	Rounds to less than 1.00%.
(j)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.

See Accompanying Notes to Financial Statements.

11

Selected data for a share outstanding throughout each period is as follows:

Class B Shares

	(Unaudited) Six Months Ended September 30, 2006		Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$ 10.19		$10.00

Income from Investment Operations:
Net investment income (b)(j)	0.15		0.01
Net unrealized gain (loss) on investments	(0.13)		0.18
Total from investment operations	0.02		0.19

Less Distributions Declared to Shareholders:
From net investment income	(0.12)		— (d)

Net Asset Value, End of Period	$ 10.09		$10.19
Total return (e)(f)(g)	0.20%		1.91%

Ratios to Average Net Assets/Supplemental Data:
Expenses (c)(h)(i)	1.00%		1.00%
Net investment income (h)(i)(j)	2.99%		0.90%
Waiver/reimbursement (i)	0.44%		6.51%
Portfolio turnover rate (g)	—	%(k)	—
Net assets, end of period (000’s)	$ 15,452		$4,700

(a)	Class B shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Does not include expenses of the investment companies in which the portfolio invests.
(d)	Rounds to less than $0.01.
(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.
(i)	Annualized.
(j)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(k)	Rounds to less than 1.00%.

See Accompanying Notes to Financial Statements.

12

Selected data for a share outstanding throughout each period is as follows:

Class C Shares

	(Unaudited) Six Months Ended September 30, 2006		Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$ 10.19		$10.00

Income from Investment Operations:
Net investment income (b)(j)	0.15		0.01
Net unrealized gain (loss) on investments	(0.13)		0.18
Total from investment operations	0.02		0.19

Less Distributions Declared to Shareholders:
From net investment income	(0.12)		— (d)

Net Asset Value, End of Period	$ 10.09		$10.19
Total return (e)(f)(g)	0.20%		1.91%

Ratios to Average Net Assets/Supplemental Data:
Expenses (c)(h)(i)	1.00%		1.00%
Net investment income (h)(i)(j)	3.06%		0.80%
Waiver/reimbursement (i)	0.44%		6.51%
Portfolio turnover rate (g)	—	%(k)	—
Net assets, end of period (000’s)	$ 12,227		$2,958

(a)	Class C shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Does not include expenses of the investment companies in which the portfolio invests.
(d)	Rounds to less than $0.01.
(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.
(i)	Annualized.
(j)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(k)	Rounds to less than 1.00%.

See Accompanying Notes to Financial Statements.

13

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares

	(Unaudited) Six Months Ended September 30, 2006		Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.18		$10.00

Income from Investment Operations:
Net investment income (b)(j)	0.21		0.02
Net unrealized gain (loss) on investments	(0.14)		0.17
Total from investment operations	0.07		0.19

Less Distributions Declared to Shareholders:
From net investment income	(0.17)		(0.01)

Net Asset Value, End of Period	$10.08		$10.18
Total return (d)(e)(f)	0.70%		1.94%

Ratios to Average Net Assets/Supplemental Data:
Expenses (c)(g)(h)	—		—
Net investment income (g)(h)(j)	4.29%		1.48%
Waiver/reimbursement (h)	0.44%		6.51%
Portfolio turnover rate (f)	—	%(i)	—
Net assets, end of period (000’s)	$2,151		$92

(a)	Class Z shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Does not include expenses of the investment companies in which the portfolio invests.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)	Not annualized.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.
(i)	Rounds to less than 1.00%.
(j)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.

See Accompanying Notes to Financial Statements.

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Notes to Financial Statements – Columbia Masters Heritage Portfolio

September 30, 2006 (Unaudited)

Note 1. Organization

Columbia Masters Heritage Portfolio (the “Portfolio”), a series of Columbia Funds Series Trust (the “Trust”), is a diversified portfolio. The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Portfolio seeks capital appreciation by investing in Class Z shares of Columbia Strategic Investor Fund, Columbia Marsico 21st Century Fund and Columbia Strategic Income Fund (the “Underlying Funds”). The Underlying Funds are advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates.

Portfolio Shares

The Portfolio is authorized to issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z shares. Each share class has its own sales charge and expense structure. The Portfolio commenced operations on February 15, 2006.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Portfolio’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Portfolio’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date. The Portfolio’s investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Expenses

General expenses of the Trust are allocated to the Portfolio based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to the Portfolio or a class of shares are charged directly to the Portfolio or class.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently. The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned,

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unless offset by any available capital loss carryforward. Distributions are recorded on ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2006 was as follows:

March 31, 2006
Distributions paid from:
Ordinary Income*	$14,492
Long-Term Capital Gains	0

*                 For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$353,683
Unrealized depreciation	(2,927,402)
Net unrealized depreciation	$(2,573,719)

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Portfolio and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Portfolio. The Portfolio does not pay any fee to Columbia for its investment advisory services.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the Administration Agreement, Columbia does not receive any compensation for its services from the Portfolio.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Portfolio under a pricing and bookkeeping agreement. Under a separate agreement (the “Outsourcing Agreement”), Columbia has delegated those functions to State Street Bank & Trust Company (“State Street”). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Portfolio, Columbia receives an annual fee of $31,000. The Portfolio also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolio’s portfolio securities and direct internal costs incurred by Columbia in connection

16

with providing fund accounting oversight and monitoring and certain other services. For the period ended September 30, 2006, the annualized effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 0.103% of the Portfolio’s average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Portfolios and has contracted with Boston Financial Data Services to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account of the Portfolio, plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the period ended September 30, 2006, the Portfolio’s annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.05% of the Portfolio’s average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Portfolios’ shares. For the period ended September 30, 2006, the Distributor has retained net underwriting discounts of $168,804 on sales of the Portfolio’s Class A shares and received net CDSC fees of $6,932 and $2,787 on Class B and Class C share redemptions, respectively.

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of the Portfolio and a combined distribution and shareholder servicing plan for Class A shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments for the shareholder servicing plans are made at an annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares. Payments for the distribution plans are made at an annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares. Payments under the plans are charged as expenses directly to the applicable share class.

Fees Paid to Officers and Trustees

All officers of the Portfolio, with the exception of the Portfolio’s Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Portfolio’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolio’s assets.

Expense Limits and Fee Waivers

Columbia has agreed to waive fees and/or reimburse expenses through February 15, 2008 so that total annual operating expenses (exclusive of advisory fees, shareholder servicing and distribution fees) do not exceed 0.00% of the Portfolio’s average net assets. There is no guarantee that these waivers and/or reimbursements will continue after February 15, 2008.

Custody Credits

The Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the

17

Statement of operations. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Other

Columbia provides certain services to the Portfolio related to Sarbanes-Oxley compliance. For the six months ended September 30, 2006, the Portfolio paid $1,304 to Columbia for such services. This amount is included in “Other expenses” in the Statement of Operations.

Note 5. Portfolio Information

For the period ended September 30, 2006, the cost of purchases and proceeds from sales of securities were $54,286,722 and $156,899, respectively.

Note 6. Line of Credit

The Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in “Other expenses” on the Statement of Operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. For the period ended September 30, 2006, the Portfolio did not borrow under this agreement.

Note 7. Disclosure of Significant Risks and Contingencies

Risk Factors of the Portfolios and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an Underlying Fund and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The Officers and Trustees of the Trust also serve as Officers and Trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which the Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

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Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

19

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Nations Funds Trust filed a motion to dismiss this complaint on May 19, 2006, but the Court has not yet ruled on the motion. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, Plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, Plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006.

Separately, a putative class action - Mehta v AIG Sun America Life Assurance Company - involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

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Important Information About This Report

Columbia Masters Heritage Portfolio

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Masters Heritage Portfolio. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the portfolio and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 12- month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

21

Columbia Masters Heritage Portfolio

Semiannual Report – September 30, 2006

©2006 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800-345-6611 www.columbiafunds.com

SHC-44/114336-0906 (11/06) 06-31246

Columbia Masters International Equity Portfolio

Semiannual Report – September 30, 2006

NOT FDIC INSURED	May Lose Value
No Bank Guarantee

Performance Information	1

Understanding Your Expenses	2

Fund Profile	3

Investment Portfolio	5

Statement of Assets and Liabilities	6

Statement of Operations	8

Statement of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	15

Important Information About This Report	21

The views expressed in the President’s Message and Fund Profile reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President’s Message

September 30, 2006

Dear Shareholder,

Over the past few years, you’ve heard a lot about change here at Columbia Funds as we’ve streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient — and to ensure that you find the range of financial choices and services that you expect from one of the nation’s leading financial companies.

As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven’t done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you’ll require for your future. We continue to look for new ways to help meet the unique needs of all our investors — especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us — now and in the years to come.

Keep in mind that investing is often a long-term undertaking. While it’s important to review the performance and market environment of the most recent period, it’s essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Performance Information – Columbia Masters International Equity Portfolio

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 02/15/06 – 09/30/06 ($)

Sales charge	without	with
Class A	10,590	9,981
Class B	10,550	10,050
Class C	10,540	10,440
Class R	10,570	n/a
Class Z	10,600	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Masters International Equity Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of portfolio shares.

Total return as of 09/30/06 (%)

Share class	A		B		C		R	Z
Inception	02/15/06		02/15/06		02/15/06		02/15/06	02/15/06
Sales charge	without	with	without	with	without	with	without	without
6-month	3.22	-2.75	2.83	-2.17	2.83	1.83	3.02	3.31
Life	5.90	-0.19	5.50	0.50	5.40	4.40	5.70	6.00

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of portfolio expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class R and Z shares are sold at net asset value with no Rule 12b-1 fees. Class R and Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the portfolio’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Net asset value per share

as of 09/30/06 ($)
Class A	10.59
Class B	10.55
Class C	10.54
Class R	10.57
Class Z	10.60

1

Understanding Your Expenses – Columbia Masters International Equity Portfolio

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•      For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•      For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

Shareholder expense example

As a portfolio shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other portfolio expenses. The information on this page is intended to help you understand the ongoing costs of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your portfolio’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the portfolio’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the portfolio’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

04/01/06 – 09/30/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Portfolio’s annualized expense ratio (%)*
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,032.19	1,023.82	1.27	1.27	0.25
Class B	1,000.00	1,000.00	1,028.28	1,020.05	5.08	5.06	1.00
Class C	1,000.00	1,000.00	1,028.28	1,020.05	5.08	5.06	1.00
Class R	1,000.00	1,000.00	1,030.18	1,022.56	2.54	2.54	0.50
Class Z	1,000.00	1,000.00	1,033.09	1,025.07	—	—	—

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the portfolio’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or it’s affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the portfolio and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different portfolios. If these transaction costs were included, your costs would have been higher.

*	Columbia Masters International Equity Portfolio’s expense ratios do not include fees and expenses incurred by the underlying funds.

2

Fund Profile – Columbia Masters International Equity Portfolio

Summary

•      For the six-month period ended September 30, 2006, the portfolio’s Class A shares returned 3.22% without sales charge. The portfolio underperformed the MSCI EAFE Index, which returned 4.65%.(1) The average return of its peer group, the Morningstar Foreign Large Blend Category, was 3.06%.(2)

•      The portfolio invests in shares of two Columbia funds, dividing its assets, generally, as follows: Columbia Multi-Advisor International Equity Fund–80% and Columbia Acorn International – 20%.

•      During the six-month period, Columbia Multi-Advisor International Equity Fund, and Columbia Acorn International both contributed to the portfolio’s positive return, but lagged their respective benchmarks, the MSCI EAFE Index (Columbia Multi-Advisor International Equity Fund) and the S&P/Citigroup EMI Global ex-U.S. Index and the MSCI EAFE Index (Columbia Acorn International).(3) However, Columbia Multi-Advisor International Equity Fund outperformed its peer group as strong stock selection in the capital goods industry, telecommunications, energy and banks aided performance.

Portfolio Management

Vikram Kuriyan has managed Columbia Masters International Equity Portfolio since February 2006. He is affiliated with Columbia Management Advisors, LLC, investment advisor to the portfolio.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this portfolio may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Asset allocation cannot eliminate the risk of fluctuating prices and uncertain returns.

A “fund of funds” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in an investment fund that invests and trades directly in financial instruments under the direction of a single manager. Risks include stock market fluctuations due to business and economic developments.

Investments in small- and mid-cap companies may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid.

Value stocks may also be subject to specific business risks that have caused the stocks to be out of favor.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

+3.22% Class A shares (without sales charge)

+4.65% MSCI EAFE Index

3

International investing involves special risk, including currency risk, risk associated with possible differences in financial standards, and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Investment risks of bonds include prepayments, foreign, political and economic developments and bond market fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa. Lower quality debt securities involve greater risk of default or price volatility from changes in credit quality of individual issuers.

(1)

The MSCI EAFE Index (Europe, Australasia, Far East) is a free-float adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

(2)

©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an “expert” under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

(3)

The S&P/Citigroup EMI Global ex-U.S. Index is an index of the bottom 20% of institutionally investable capital of developed and emerging countries, selected by the index sponsor, outside the United States. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

4

Investment Portfolio – Columbia Masters International Equity Portfolio, September 30, 2006 (Unaudited)

	Shares	Value ($)
Investment Companies (a) – 99.7%
Columbia Acorn International, Class Z	242,572	9,377,848
Columbia Multi-Advisor International Equity Fund, Class Z	2,273,540	37,286,064

Total Investment Companies (Cost of $46,493,998)		46,663,912

Total Investments – 99.7% (Cost of $46,493,998)(b)		46,663,912

Other Assets & Liabilities, Net – 0.3%		162,143

Net Assets – 100.0%		46,826,055

Notes to Investment Portfolio:

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(b)	Cost for federal income tax purposes is $46,493,998.

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – Columbia Masters International Equity Portfolio

September 30, 2006 (Unaudited)

		($)
Assets	Affiliated investments, at cost	46,493,998
	Affiliated investments, at value	46,663,912
	Receivable for:
	Portfolio shares sold	920,293
	Expense reimbursement due from Investment Advisor	17,105
	Total Assets	47,601,310

Liabilities	Payable for:
	Investments purchased	598,917
	Portfolio shares repurchased	92,405
	Transfer agent fee	2,102
	Pricing and bookkeeping fees	4,025
	Trustees’ fees	6,191
	Audit fee	20,610
	Custody fee	821
	Legal fee	17,669
	Registration fee	11,029
	Distribution and service fees	17,647
	Chief compliance officer expenses	895
	Other liabilities	2,944
	Total Liabilities	775,255

	Net Assets	46,826,055

Composition of Net Assets	Paid-in capital	45,657,153
	Undistributed net investment income	562,013
	Accumulated net realized gain	436,975
	Net unrealized appreciation on investments	169,914
	Net Assets	46,826,055

See Accompanying Notes to Financial Statements.

6

Class A	Net assets	$29,518,898
	Shares outstanding	2,788,651
	Net asset value per share	$10.59	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share ($10.59/0.9425)	$11.24	(b)

Class B
	Net assets	$4,045,844
	Shares outstanding	383,493
	Net asset value and offering price per share	$10.55	(a)

Class C
	Net assets	$11,793,078
	Shares outstanding	1,118,631
	Net asset value and offering price per share	$10.54	(a)

Class R
	Net assets	$10,570
	Shares outstanding	1,000
	Net asset value, offering and redemption price per share	$10.57	(a)

Class Z
	Net assets	$1,457,665
	Shares outstanding	137,510
	Net asset value, offering and redemption price per share	$10.60

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

7

Statement of Operations – Columbia Masters International Equity Portfolio

For the Six Months Ended September 30, 2006 (Unaudited)

		($)
Investment Income	Dividends	641,391

Expenses	Distribution fee:
	Class B	11,412
	Class C	32,337
	Class R	26
	Service fee:
	Class A	21,020
	Class B	3,804
	Class C	10,779
	Transfer agent fee	9,633
	Pricing and bookkeeping fees	26,043
	Trustees’ fees	7,020
	Custody fee	660
	Audit fee	13,035
	Legal fee	12,728
	Registration fee	23,565
	Chief compliance officer expenses (See Note 4)	1,783
	Other expenses	9,877
	Total Expenses	183,722

	Fees and expenses waived or reimbursed by Investment Advisor	(104,343)
	Custody earnings credit	(1)
	Net Expenses	79,378

	Net Investment Income	562,013

Net Realized and Unrealized Gain on Investments	Net realized gain on investments	436,975

	Net change in unrealized appreciation on investments	13,328
	Net Gain	450,303

	Net Increase in Net Assets from Operations	1,012,316

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – Columbia Masters International Equity Portfolio

		(Unaudited) Six Months Ended September 30, 2006 ($)	Period Ended March 31, 2006 (a) ($)
Increase (Decrease) in Net Assets:
Operations	Net investment income (loss)	562,013	(2,549)
	Net realized gain on investments	436,975	—
	Net change in unrealized appreciation on investments	13,328	156,586
	Net Increase from Operations	1,012,316	154,037

Share Transactions	Class A:
	Subscriptions	24,396,445	5,787,196
	Redemptions	(1,419,571)	(31,571)
	Net Increase	22,976,874	5,755,625

	Class B:
	Subscriptions	2,902,767	1,170,206
	Redemptions	(114,763)	(10,250)
	Net Increase	2,788,004	1,159,956

	Class C:
	Subscriptions	8,723,950	3,119,068
	Redemptions	(273,980)	(22,750)
	Net Increase	8,449,970	3,096,318

	Class R:
	Subscriptions	—	10,000
	Net Increase	—	10,000

	Class Z:
	Subscriptions	1,116,721	310,877
	Redemptions	(13,411)	—
	Net Increase	1,103,310	310,877
	Net Increase from Share Transactions	35,318,158	10,332,776
	Redemption fees	8,092	676

	Total Increase in Net Assets	36,338,566	10,487,489

Net Assets	Beginning of period	10,487,489	—
	End of period	46,826,055	10,487,489
	Undistributed net investment income, at end of period	562,013	—

Changes in Shares	Class A:
	Subscriptions	2,360,394	572,979
	Redemptions	(141,621)	(3,101)
	Net Increase	2,218,773	569,878

	Class B:
	Subscriptions	280,246	115,650
	Redemptions	(11,403)	(1,000)
	Net Increase	268,843	114,650

	Class C:
	Subscriptions	839,826	308,437
	Redemptions	(27,406)	(2,226)
	Net Increase	812,420	306,211

	Class R:
	Subscriptions	—	1,000
	Net Increase	—	1,000

	Class Z:
	Subscriptions	108,029	30,785
	Redemptions	(1,304)	—
	Net Increase	106,725	30,785

(a)	Columbia Masters International Equity Portfolio commenced operations on February 15, 2006.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Columbia Masters International Equity Portfolio

Selected data for a share outstanding throughout each period is as follows:

Class A Shares

	(Unaudited) Six Months Ended September 30, 2006		Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.26		$10.00

Income from Investment Operations:
Net investment income (loss) (b)(j)	0.20		— (d)
Net unrealized gain on investments	0.13		0.26
Total from Investment Operations	0.33		0.26

Redemption Fees:
Redemption fees added to paid-in-capital (b)(d)	—		—

Net Asset Value, End of Period	$10.59		$10.26
Total return (e)(f)(g)	3.22%		2.60%

Ratios to Average Net Assets/Supplemental Data:
Expenses (c)(h)(i)	0.25%		0.25%
Net investment income (loss) (h)(i)(j)	3.90%		(0.25)%
Waiver/reimbursement (i)	0.71%		13.23%
Portfolio turnover rate (g)	—	%(k)	—
Net assets, end of period (000’s)	$29,519		$5,846

(a)	Class A shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Does not include expenses of the investment companies in which the portfolio invests.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.
(i)	Annualized.
(j)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(k)	Rounds to less than 1.00%.

See Accompanying Notes to Financial Statements.

10

Selected data for a share outstanding throughout each period is as follows:

Class B Shares

	(Unaudited) Six Months Ended September 30, 2006		Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.26		$10.00

Income from Investment Operations:
Net investment income (loss) (b)(j)	0.18		(0.01)
Net unrealized gain on investments	0.11		0.27
Total from Investment Operations	0.29		0.26

Redemption Fees:
Redemption fees added to paid-in-capital (b)(d)	—		—

Net Asset Value, End of Period	$10.55		$10.26
Total return (e)(f)(g)	2.83%		2.60%

Ratios to Average Net Assets/Supplemental Data:
Expenses (c)(h)(i)	1.00%		1.00%
Net investment income (loss) (h)(i)(j)	3.51%		(1.00)%
Waiver/reimbursement (i)	0.71%		13.23%
Portfolio turnover rate (g)	—	%(k)	—
Net assets, end of period (000’s)	$4,046		$1,176

(a)	Class B shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Does not include expenses of the investment companies in which the portfolio invests.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value assuming no contingent deferred sales charge.
(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.
(i)	Annualized.
(j)	Net investment income is affected by the timing of the declaration of dividends by the investment companies funds in which the portfolio invests.
(k)	Rounds to less than 1.00%.

See Accompanying Notes to Financial Statements.

11

Selected data for a share outstanding throughout each period is as follows:

Class C Shares

	(Unaudited) Six Months Ended September 30, 2006		Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.25		$10.00

Income from Investment Operations:
Net investment income (loss) (b)(j)	0.19		(0.01)
Net unrealized gain on investments	0.10		0.26
Total from Investment Operations	0.29		0.25

Redemption Fees:
Redemption fees added to paid-in-capital (b)(d)	—		—

Net Asset Value, End of Period	$10.54		$10.25
Total return (e)(f)(g)	2.83%		2.50%

Ratios to Average Net Assets/Supplemental Data:
Expenses (c)(h)(i)	1.00%		1.00%
Net investment income (loss) (h)(i)(j)	3.66%		(1.00)%
Waiver/reimbursement (i)	0.71%		13.23%
Portfolio turnover rate (g)	—	%(k)	—
Net assets, end of period (000’s)	$11,793		$3,140

(a)	Class C shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Does not include expenses of the investment companies in which the portfolio invests.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value assuming no contingent deferred sales charge.
(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.
(i)	Annualized.
(j)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(k)	Rounds to less than 1.00%.

See Accompanying Notes to Financial Statements.

12

Selected data for a share outstanding throughout each period is as follows:

Class R Shares

	(Unaudited) Six Months Ended September 30, 2006		Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.26		$10.00

Income from Investment Operations:
Net investment income (loss) (b)(j)	0.20		(0.01)
Net unrealized gain on investments	0.11		0.27
Total from Investment Operations	0.31		0.26

Redemption Fees:
Redemption fees added to paid-in-capital (b)(d)	—		—

Net Asset Value, End of Period	$10.57		$10.26
Total return (e)(f)(g)	3.02%		2.60%

Ratios to Average Net Assets/Supplemental Data:
Expenses (c)(h)(i)	0.50%		0.50%
Net investment income (loss) (h)(i)(j)	3.82%		(0.50)%
Waiver/reimbursement (i)	0.71%		13.23%
Portfolio turnover rate (g)	—	%(k)	—
Net assets, end of period (000’s)	$11		$10

(a)	Class R shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Does not include expenses of the investment companies in which the portfolio invests.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value.
(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.
(i)	Annualized.
(j)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(k)	Rounds to less than 1.00%.

See Accompanying Notes to Financial Statements.

13

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares

	(Unaudited) Six Months Ended September 30, 2006		Period Ended March 31, 2006 (a)
Net Asset Value, Beginning of Period	$10.26		$10.00

Income from Investment Operations:
Net investment income (loss) (b)(j)	0.24		—	(d)
Net unrealized gain on investments	0.10		0.26
Total from Investment Operations	0.34		0.26

Redemption Fees:
Redemption fees added to paid-in-capital (b)(d)	—		—

Net Asset Value, End of Period	$10.60		$10.26
Total return (e)(f)(g)	3.31%		2.60%

Ratios to Average Net Assets/Supplemental Data:
Expenses (c)(h)(i)	—		—
Net investment income (loss) (h)(i)(j)	4.63%		—	%(k)
Waiver/reimbursement (i)	0.71%		13.23%
Portfolio turnover rate (g)	—	%(l)	—
Net assets, end of period (000’s)	$1,458		$316

(a)	Class Z shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the portfolio invests.
(d)	Rounds to less than $0.01 per share.
(e)	Total return at net asset value.
(f)	Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.
(i)	Annualized.
(j)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
(k)	Rounds to less than 0.01%.
(l)	Rounds to less than 1.00%.

See Accompanying Notes to Financial Statements.

14

Notes to Financial Statements – Columbia Masters International Equity Portfolio

September 30, 2006 (Unaudited)

Note 1. Organization

Columbia Masters International Equity Portfolio (the “Portfolio”), a series of Columbia Funds Series Trust (the “Trust”), is a diversified portfolio. The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Portfolio seeks capital appreciation by investing in Class Z shares of Columbia Multi-Advisor International Equity Fund and Columbia Acorn International Fund (the “Underlying Funds”). The Underlying Funds are advised by Columbia Management Advisors, LLC (“Columbia”) and its affiliates.

Portfolio Shares

The Portfolio is authorized to issue an unlimited number of shares and offers five classes of shares: Class A, Class B, Class C, Class R and Class Z shares. Each share class has its own sales charge and expense structure. The Portfolio commenced operations on February 15, 2006.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Portfolio’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Portfolio’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Distributions from the Underlying Funds are recorded on the ex-dividend date. The Portfolio’s investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Expenses

General expenses of the Trust are allocated to the Portfolio based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to the Portfolio or a class of shares are charged directly to the Portfolio or class.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. The Portfolio may, however, declare and pay distributions from net investment income more frequently.

15

The Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Portfolio. Also, under the Trust’s organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at September 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$888,183
Unrealized depreciation	(718,269)
Net unrealized appreciation	$169,914

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Portfolio and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Portfolio. The Portfolio does not pay any fee to Columbia for its investment advisory services.

Administration Fee

Columbia provides administrative and other services to the Portfolio. Under the Administration Agreement, Columbia does not receive any compensation for its services from the Portfolio.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Portfolio under a pricing and bookkeeping agreement. Under a separate agreement (the “Outsourcing Agreement”), Columbia has delegated those functions to State Street Bank & Trust Company (“State Street”). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Portfolio, Columbia receives an annual fee of $31,000. The Portfolio also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolio’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the period ended September 30, 2006, the annualized effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 0.177% of the Portfolio’s average daily net assets.

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Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Portfolios and has contracted with Boston Financial Data Services to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account of the Portfolio, plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Portfolio and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the period ended September 30, 2006, the Portfolio’s annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.07% of the Portfolio’s average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Portfolios’ shares. For the period ended September 30, 2006, the Distributor has retained net underwriting discounts of $64,883 on sales of the Portfolio’s Class A shares and received net CDSC fees of $2,493 and $797 on Class B and Class C share redemptions, respectively.

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of the Portfolio, a distribution plan for Class R shares of the Portfolio and a combined distribution and shareholder servicing plan for Class A shares of the Portfolio. The shareholder servicing plans permit the Portfolio to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolio to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments for the shareholder servicing plans are made at an annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares. Payments for the distribution plans are made at an annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares and at an annual rate of 0.50% of the average daily net assets attributable to Class R shares. Payments under the plans are charged as expenses directly to the applicable share class.

Fees Paid to Officers and Trustees

All officers of the Portfolio, with the exception of the Portfolio’s Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Portfolio in accordance with federal securities regulations. The Portfolio, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Portfolio’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Portfolio’s Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Portfolio’s assets.

Expense Limits and Fee Waivers

Columbia has agreed to waive fees and/or reimburse expenses through February 15, 2008 so that total annual operating expenses (exclusive of advisory fees, shareholder servicing and distribution fees) do not exceed 0.00% of the Portfolio’s average net assets. There is no guarantee that these waivers and/or reimbursements will continue after February 15, 2008.

Custody Credits

The Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of operations. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

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Other

Columbia provides certain services to the Portfolio related to Sarbanes-Oxley compliance. For the six months ended September 30, 2006, the Portfolio paid $1,304 to Columbia for such services. This amount is included in “Other expenses” in the Statement of Operations.

Note 5. Portfolio Information

For the period ended September 30, 2006, the cost of purchases and proceeds from sales of securities were $37,251,366 and $69,901, respectively.

Note 6. Shares of Beneficial Interest

As of September 30, 2006, the Portfolio had three shareholders that held 41.25% of the shares outstanding. Subscription and redemption activity of these accounts may have a material effect on the Portfolio.

Note 7. Redemption Fees

The Portfolio assesses, subject to limited exceptions, a 2.00% redemption fee on proceeds of Portfolio shares that are redeemed within 60 days of their purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading of funds. Redemption fees, which are retained by the Portfolio, are accounted for as an addition to paid-in capital and are allocated to each class proportionately for purposes of determining the net asset value of each class. For the period ended September 30, 2006, the redemption fees for the Class A, Class B, Class C, Class R and Class Z shares of the Portfolio amounted to $4,412, $887, $2,546, $3, and $244, respectively.

Note 8. Line of Credit

The Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in “Other expenses” on the Statement of Operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund. For the period ended September 30, 2006, the Portfolio did not borrow under this agreement.

Note 9. Disclosure of Significant Risks and Contingencies

Risk Factors of the Portfolios and the Underlying Funds

Investing in the Underlying Funds through the Portfolio involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an Underlying Fund and incur custody and other costs until Columbia determines that it is appropriate to dispose of such securities.

The Officers and Trustees of the Trust also serve as Officers and Trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

From time to time, one or more of the Underlying Funds in which the Portfolio invests may experience relatively large investments or redemptions due to reallocations or rebalancing by the Portfolio as recommended by Columbia. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancing may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain

18

specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts

19

claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Nations Funds Trust filed a motion to dismiss this complaint on May 19, 2006, but the Court has not yet ruled on the motion. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, Plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, Plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006.

Separately, a putative class action - Mehta v AIG Sun America Life Assurance Company - involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

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Important Information About This Report

Columbia Masters International Equity Portfolio

The portfolio mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Masters International Equity Portfolio. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the portfolio and the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies and a copy of the portfolio’s voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the portfolio voted proxies relating to portfolio securities is also available from the portfolio’s website.

The portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room nay be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

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Columbia Masters International Equity Portfolio

Semiannual Report – September 30, 2006

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/114239-0906 (11/06) 06/31247

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 27, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 27, 2006